UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No.  333-53023

     Pre-Effective Amendment No.                                             |_|



     Post-Effective Amendment No. 17                                         |X|



                        (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 9
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                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
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                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           ---------------------



    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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                     (Name and Address of Agent for Service)





Approximate Date of Proposed Public Offering          JUNE 24, 2005
                                                      --------------------------




It is proposed that this filing will become effective (check appropriate box)


|X|  immediately upon filing pursuant to paragraph (b)


|_|  on May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered      FLEXIBLE PURCHASE PAYMENT DEFERRED
                                          VARIABLE ANNUITY CONTRACT
                                          --------------------------------------

Nationwide Life Insurance Company:
o        Nationwide Variable Account-7
o        Nationwide Variable Account-9


                  Prospectus supplement dated June 24, 2005 to
                        Prospectus dated May 1, 2005 and
              Prospectus dated May 1, 2005 as amended June 1, 2005
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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1. The following is added to the third paragraph under the section "The Fixed Account":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

2. The following is added to the second paragraph under the section "Capital Preservation Plus Option":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

3. The following sentence is added to the end of the subsection "Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option" under the section "Transfers Prior to Annuitization":

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

THE FOLLOWING PROSPECTUS IS ASSOCIATED WITH CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2002 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

                        NATIONWIDE LIFE INSURANCE COMPANY
          Flexible Purchase Payment Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                  The date of this prospectus is May 1, 2005.

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THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


The Statement of Additional Information (dated May 1, 2005), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 32. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:


                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at:
WWW.NATIONWIDEFINANCIAL.COM.


BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

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The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Premier Equity Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class II
o    American Century VP Ultra Fund: Class II
o    American Century VP Value Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Emerging Leaders Portfolio: Service Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares FEDERATED INSURANCE SERIES
o    Federated High Income Bond Fund II: Service Shares*
o    Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2*
o    VIP Growth Portfolio: Service Class 2
o    VIP Overseas Portfolio: Service Class 2R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP Contrafund(R) Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Mid Cap Portfolio: Service Class 2
o    VIP Value Strategies Portfolio: Service Class 2
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT International Value Fund: Class VI+
o    Gartmore GVIT Emerging Markets Fund: Class VI+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class II
o    Gartmore GVIT Investor Destinations Funds: Class II
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R) Fund: Class II
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o    GVIT Small Cap Growth Fund: Class II
o    GVIT Small Cap Value Fund: Class II
o    GVIT Small Company Fund: Class II
o    Van Kampen GVIT Multi Sector Bond Fund: Class I*
MFS(R) VARIABLE INSURANCE TRUST
o    MFS Mid Cap Growth Series: Service Class
o    MFS New Discovery Series: Service Class
o    MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Fasciano Portfolio: Class S*
o    AMT Limited Maturity Bond Portfolio: Class I*

o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Shares
o    Oppenheimer Global Securities Fund/VA: Class 3+
o    Oppenheimer Main Street(R) Fund/VA: Service Shares
o    Oppenheimer Strategic Bond Fund/VA: Service Shares

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

o   Core Plus Fixed Income Portfolio: Class II*
o   U.S. Real Estate Portfolio: Class I

   VAN KAMPEN LIFE INVESTMENT TRUST
o   Comstock Portfolio: Class II
o   Emerging Growth Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o AllianceBernstein Large Cap Growth Portfolio: Class B (formerly, AllianceBernstein Premier Growth Portfolio: Class B)
o AllianceBernstein Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Small Cap Value Portfolio: Class B)
DREYFUS
o The Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
o    Risk-Managed Core Portfolio: Service Shares

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Focus Portfolio: Class S


EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Service Shares


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option, which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Optional Death Benefit
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option
     Capital Preservation Plus Option
REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a
        Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING...................................................
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

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                                                 CONTRACT OWNER TRANSACTION EXPENSES
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MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................     7%    1
MAXIMUM LOAN PROCESSING FEE..............................................................................................    $25   2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................    5%    3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................    1%
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The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

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                                                      RECURRING CONTRACT EXPENSES
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ANNUAL LOAN INTEREST CHARGE..............................................................................................    2.25% 4

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 5
                                                                                                                             1.50%
     MORTALITY AND EXPENSE RISK CHARGE...................................................................................
                                                                                                                             0.15%
     GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER............................    1.65%
     Total Variable Account Charges (including this option only).........................................................

     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (not available on or after May 1, 2003) (an applicant could elect one)
                                                                                                                             0.45%
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................    1.95%
         Total Variable Account Charges (including this option only).....................................................
                                                                                                                             0.30%
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................    1.80%
         Total Variable Account Charges (including this option only).....................................................
                                                                                                                             0.10%
     SPOUSAL PROTECTION ANNUITY OPTION 6.................................................................................    1.60%
     Total Variable Account Charges (including this option only).........................................................
                                                                                                                             0.40%
     BENEFICIARY PROTECTOR OPTION........................................................................................    1.90%
     Total Variable Account Charges (including this option)..............................................................
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
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                                                       (CONTINUED ON NEXT PAGE)
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1    Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT               0          1          2           3          4          5          6           7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

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                                                RECURRING CONTRACT EXPENSES (CONTINUED)
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     CAPITAL PRESERVATION PLUS OPTION....................................................................................     0.50%
     Total Variable Account Charges (including this option)..............................................................     2.00%1
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
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The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

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                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
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Variable Account Charge (applicable to all contracts)....................................................................     1.50%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver..........................     0.15%
Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%
Spousal Protection Annuity Option........................................................................................     0.10%
Beneficiary Protector Option.............................................................................................     0.40%
Capital Preservation Plus Option.........................................................................................     0.50%
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MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.10%
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UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

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Total Annual Underlying Mutual Fund Operating Expenses                                                      Minimum      Maximum
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(expenses that are deducted from underlying mutual fund assets, including                                    0.62%        8.20%
management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
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The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R

o    GVIT - Dreyfus GVIT International Value Fund: Class VI

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III

o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 3

---------------------------

1 The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

EXAMPLE



This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.10%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

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                                    If you surrender your contract           If you do not          If you annuitize your contract
                                     at the end of the applicable              surrender             at the end of the applicable
                                             time period                     your contract                    time period
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                                    1 Yr.   3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
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Maximum Total Underlying Mutual
Fund Operating Expenses (8.20%)     1,782    3,746  5,427   8,796    1,187  3,321   5,172   8,796     *    3,321   5,172    8,796
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Minimum Total Underlying Mutual
Fund Operating Expenses (0.62%)      986     1,610  2,251   4,104     391   1,185   1,996   4,104     *    1,185   1,996    4,104
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*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

o    Charitable Remainder Trusts;

o Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;

o    Investment-only Contracts (Qualified Plans);

o    Non-Qualified Contracts;

o    Roth IRAs; and

o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------- ------------------
        CONTRACT           MINIMUM INITIAL         MINIMUM
          TYPE             PURCHASE PAYMENT      SUBSEQUENT
                                                  PAYMENTS
------------------------- ------------------- ------------------
Charitable Remainder            $10,000             $1,000
Trust
------------------------- ------------------- ------------------
IRA                             $10,000             $1,000
------------------------- ------------------- ------------------
Investment-only                 $10,000             $1,000
------------------------- ------------------- ------------------
Non-Qualified                   $10,000             $1,000
------------------------- ------------------- ------------------
Roth IRA                        $10,000             $1,000
------------------------- ------------------- ------------------
Tax Sheltered Annuity           $10,000             $1,000
------------------------- ------------------- ------------------
Subsequent purchase payments are not permitted in some states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application. In states that have approved the option, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option. If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account (see "Spousal Protection Annuity Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").


The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.


Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.


Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.


For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.


Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets, or they may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser, in which case the fee is paid from assets outside of the underlying mutual fund assets.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.


CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Long Term Care Facility and Terminal Illness Benefit

The contract includes a Long-Term Care Facility and Terminal Illness benefit at no extra charge. This benefit allows contract owners to withdraw value from their contract without incurring a CDSC, provided the following conditions are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.


For those contracts that have a non-natural person as contract owner acting as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.


OPTIONAL DEATH BENEFIT

Greater of One-Year or 5% Enhanced Death Benefit Option

In states that have approved the option, if an applicant elects the Greater of One-Year or 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

Under this option, if the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.

For more information about the standard and optional death benefit, please see the "Death Benefit Payment" provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

SPOUSAL PROTECTION ANNUITY OPTION

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant for an IRA or a Non-Qualified Contract may elect the Spousal Protection Annuity Option. If an applicant wishes to elect this option, the contract must meet the following requirements:

(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

Nationwide may realize a profit from the charge assessed for this option.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b)  continue the contract in accordance with the "Required Distributions"
     section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application and the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date and the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability


The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued.


Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.


If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.


After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.


Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option. Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.


The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Premier Equity Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class II
o    American Century VP Ultra Fund: Class II
o    American Century VP Value Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II
DREYFUS
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2
o    VIP Growth Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP Contrafund(R) Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Mid Cap Portfolio: Service Class 2
o    VIP Value Strategies Portfolio: Service Class 2

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Government Bond Fund: Class II
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R) Fund: Class II
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III
MFS(R) VARIABLE INSURANCE TRUST
o    MFS Mid Cap Growth Series: Service Class
o    MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Shares
o    Oppenheimer Main Street(R) Fund/VA: Service Shares
o    Oppenheimer Strategic Bond Fund/VA: Service Shares

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2004:


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o    AllianceBernstein Large Cap Growth Portfolio: Class B
DREYFUS
o The Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
o    Risk-Managed Core Portfolio: Service Shares

In addition to those listed above, the following underlying mutual fund is available for contracts issued before May 1, 2005:

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Focus Portfolio: Class S


Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period


If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from the Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.


Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.90% until the credit is applied. Once the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.50%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.90% will have a lower unit value than sub-account X with charges of 1.50% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------ ------------------
        CONTRACT           MINIMUM INITIAL        MINIMUM
          TYPE            PURCHASE PAYMENT      SUBSEQUENT
                                                 PAYMENTS
------------------------- ------------------ ------------------
Charitable Remainder           $10,000             $1,000
Trust
------------------------- ------------------ ------------------
IRA                            $10,000             $1,000
------------------------- ------------------ ------------------
Investment-only                $10,000             $1,000
------------------------- ------------------ ------------------
Non-Qualified                  $10,000             $1,000
------------------------- ------------------ ------------------
Roth IRA                       $10,000             $1,000
------------------------- ------------------ ------------------
Tax Sheltered Annuity          $10,000             $1,000
------------------------- ------------------ ------------------

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 3.10% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and the amount allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Nationwide also reserves the right to refuse transfers into the fixed account if the new money interest rate that Nationwide is crediting to fixed account allocations is equal to the minimum interest rate required by applicable state law. Generally, Nationwide will invoke these rights when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION


After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.


TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract ADVISERS to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, GVIT - Gartmore GVIT Government Bond Fund: Class II, and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


------------------------------ -----------------------
      CONTRACT OWNER'S             PERCENTAGE OF
             AGE                   CONTRACT VALUE
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
   Age 59 1/2 through age 61             7%
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
           GUARANTEED MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.


Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------

 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------



ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may elect the optional death benefit (if the death benefit option is approved in that state) at the time of application. If no election is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

(a)  eligible to continue the contract; and

(b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between

May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................116

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. PREMIER EQUITY FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital by pursuing aggressive investment policies.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL/MID CAP VALUE PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - EMERGING LEADERS PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED HIGH INCOME BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
*The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS NEW DISCOVERY SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FOCUS PORTFOLIO: CLASS S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return: current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO: CLASS II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO: CLASS II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.50%) and contracts with all available optional benefits available on December 31, 2004 (the maximum variable account charge of 3.10%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:   1-800-848-6331, TDD 1-800-238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215

               CHECKING ON-LINE AT:   www.nationwidefinancial.com


The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)

   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance              9.947971           10.860830           9.18%             170,081           2004
Funds - AIM V.I. Basic              7.576836            9.947971          31.29%             168,362           2003
Value Fund: Series II              10.000000            7.576836         -24.23%              55,374           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.089480           10.567506           4.74%              29,552           2004
Funds - AIM V.I. Capital            7.929075           10.089480          27.25%              34,386           2003
Appreciation Fund: Series          10.000000            7.929075         -20.71%               3,297           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance              9.459364            9.829286           3.91%              35,000           2004
Funds - AIM V.I. Premier            7.693108            9.459364          22.96%              40,464           2003
Equity Fund: Series II             10.000000            7.693108         -23.07%               6,465           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable         10.252084           11.231549           9.55%              94,372           2004
Products Series Funds,              7.873907           10.252084          30.20%             107,677           2003
Inc. - AllianceBernstein           10.000000            7.873907         -21.26%              11,018           2002*
Growth and Income
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable          9.505781           10.144570           6.72%              61,371           2004
Products Series Funds,              7.822552            9.505781          21.52%              64,077           2003
Inc. - AllianceBernstein           10.000000            7.822552         -21.77%               9,006           2002*
Large Cap Growth
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable         11.460998           13.442445          17.29%              94,052           2004
Products Series Funds,              8.258342           11.460998          38.78%              84,935           2003
Inc. - AllianceBernstein           10.000000            8.258342         -17.42%              17,126           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.430131           11.565554          10.89%             148,803           2004
Portfolios, Inc. -                  8.196339           10.430131          27.25%             142,728           2003
American Century VP Income         10.000000            8.196339         -18.04%              15,728           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           9.759336           10.630959           8.93%             120,921           2004
Portfolios, Inc. -                  7.939203            9.759336          22.93%             117,332           2003
American Century VP Ultra          10.000000            7.939203         -20.61%               8,342           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.932111           12.294462          12.46%             242,510           2004
Portfolios, Inc. -                  8.616067           10.932111          26.88%             240,563           2003
American Century VP Value          10.000000            8.616067         -13.84%              49,336           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.219974           10.651623           4.22%              37,241           2004
Portfolios II, Inc. -              10.000000           10.219974           2.20%               4,292           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                 11.136696           12.526616          12.48%              24,591           2004
Portfolios - Emerging               7.682670           11.136696          44.96%              23,032           2003
Leaders Portfolio: Service         10.000000            7.682670         -23.17%               2,607           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially                9.324080            9.729702           4.35%               7,125           2004
Responsible Growth Fund,            7.527479            9.324080          23.87%               5,501           2003
Inc.: Service Shares - Q/NQ        10.000000            7.527479         -24.73%               1,594           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                    9.950953           10.271827           3.22%              67,200           2004
Investment Fund                     8.360985            9.950953          19.02%              68,385           2003
-Appreciation Portfolio:           10.000000            8.360985         -16.39%               6,247           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         10.108599           10.903007           7.86%              18,839           2004
- Federated American                8.060404           10.108599          25.41%              21,792           2003
Leaders Fund II: Service           10.000000            8.060404         -19.40%               3,758           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series          9.927767           10.474120           5.50%              13,604           2004
- Federated Capital                 8.136153            9.927767          22.02%              14,776           2003
Appreciation Fund II:              10.000000            8.136153         -18.64%               3,134           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         11.518160           12.498140           8.51%              95,399           2004
- Federated High Income             9.601107           11.518160          19.97%             143,924           2003
Bond Fund II: Service              10.000000            9.601107          -3.99%              22,413           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         10.980997           11.175360           1.77%             267,848           2004
- Federated Quality Bond           10.674330           10.980997           2.87%             295,545           2003
Fund II: Service Shares -          10.000000           10.674330           6.74%             103,583           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.478495           11.480785           9.57%             379,230           2004
Insurance Products Fund -           8.181219           10.478495          28.08%             378,634           2003
VIP Equity-Income                  10.000000            8.181219         -18.19%             103,682           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   9.710724            9.863726           1.58%             156,717           2004
Insurance Products Fund -           7.438044            9.710724          30.55%             147,848           2003
VIP Growth Portfolio:              10.000000            7.438044         -25.62%              46,247           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.871575           12.134679          11.62%             131,450           2004
Insurance Products Fund -           7.718273           10.871575          40.86%             125,825           2003
VIP Overseas Portfolio:            10.000000            7.718273         -22.82%              18,909           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.892311           12.355391          13.43%             290,431           2004
Insurance Products Fund II          8.625875           10.892311          26.27%             285,167           2003
- VIP Contrafund(R)                  10.000000            8.625875         -13.74%              47,786           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.669146           14.328237          22.79%             172,620           2004
Insurance Products Fund             8.568929           11.669146          36.18%             141,041           2003
III - VIP Mid Cap                  10.000000            8.568929         -14.31%              28,213           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.595844           13.002652          12.13%              63,975           2004
Insurance Products Fund             7.480890           11.595844          55.01%              50,547           2003
III - VIP Value Strategies         10.000000            7.480890         -25.19%               9,372           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                  10.000000           11.472337          14.72%               4,015           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.000000           11.739471          17.39%               3,700           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          11.346316           12.052762           6.23%              43,446           2004
Health Sciences Fund:               8.422011           11.346316          34.72%              36,687           2003
Class III - Q/NQ                   10.000000            8.422011         -15.78%               4,228           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.763977           10.921833           1.47%             392,647           2004
Government Bond Fund:              10.737803           10.763977           0.24%             502,531           2003
Class II - Q/NQ                    10.000000           10.737803           7.38%             233,061           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.533052           10.857746           3.08%             268,515           2004
Investor Destinations               9.909899           10.533052           6.29%             277,581           2003
Conservative Fund: Class           10.000000            9.909899          -0.90%              70,756           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.647898           11.239043           5.55%             515,963           2004
Investor Destinations               9.507569           10.647898          11.99%             516,547           2003
Moderately Conservative            10.000000            9.507569          -4.92%             147,104           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.657265           11.498473           7.89%             778,340           2004
Investor Destinations               9.012363           10.657265          18.25%             725,544           2003
Moderate Fund: Class II -          10.000000            9.012363          -9.88%             206,887           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.685816           11.798411          10.41%             458,275           2004
Investor Destinations               8.566085           10.685816          24.75%             396,256           2003
Moderately Aggressive              10.000000            8.566085         -14.34%             177,512           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.670649           11.984875          12.32%              72,009           2004
Investor Destinations               8.215054           10.670649          29.89%              68,174           2003
Aggressive Fund: Class II          10.000000            8.215054         -17.85%              32,913           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           10.968931           10.892063          -0.70%             520,256           2004
Market Fund: Class I -             11.066732           10.968931          -0.88%             662,052           2003
Q/NQ                               11.100780           11.066732          -0.31%             909,013           2002
                                   10.878760           11.100780           2.04%             574,816           2001
                                   10.415808           10.878760           4.44%             305,545           2000
                                   10.085474           10.415808           3.28%              44,119           1999
                                   10.000000           10.085474           0.85%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.117454           10.915815           7.89%              54,679           2004
Nationwide(R) Fund: Class II          8.072743           10.117454          25.33%              54,768           2003
- Q/NQ                             10.000000            8.072743         -19.27%              27,261           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.            11.219200           12.426323          10.76%              35,448           2004
Growth Leaders Fund: Class          7.473837           11.219200          50.11%              72,741           2003
III - Q/NQ                         10.000000            7.473837         -25.26%               1,605           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth          9.486396           10.574593          11.47%              67,331           2004
Fund: Class II - Q/NQ               7.183813            9.486396          32.05%              64,557           2003
                                   10.000000            7.183813         -28.16%               9,627           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value          10.951502           12.620719          15.24%              87,597           2004
Fund: Class II - Q/NQ               7.106598           10.951502          54.10%              77,263           2003
                                   10.000000            7.106598         -28.93%               8,708           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company            10.832244           12.674022          17.00%              91,746           2004
Fund: Class II - Q/NQ               7.820823           10.832244          38.51%              92,366           2003
                                   10.000000            7.820823         -21.79%              16,470           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi         12.752538           13.382009           4.94%             137,242           2004
Sector Bond Fund: Class I          11.547565           12.752538          10.43%             142,847           2003
- Q/NQ                             10.935239           11.547565           5.60%              78,722           2002
                                   10.656316           10.935239           2.62%              46,179           2001
                                   10.238786           10.656316           4.08%              22,642           2000
                                   10.235484           10.238786           0.03%                 510           1999
                                   10.000000           10.235484           2.35%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               12.178822           14.091268          15.70%                   0           2004
Risk-Managed Core                  10.000000           12.178822          21.79%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance              9.548089           10.757186          12.66%              88,415           2004
Trust - MFS Mid Cap Growth          7.095730            9.548089          34.56%             102,629           2003
Series: Service Class -            10.000000            7.095730         -29.04%              33,029           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance              9.814754           10.267815           4.62%              38,365           2004
Trust - MFS New Discovery           7.467590            9.814754          31.43%              39,015           2003
Series: Service Class -            10.000000            7.467590         -25.32%               6,036           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance             10.216309           11.554980          13.10%              56,470           2004
Trust - MFS Value Series:           8.316953           10.216309          22.84%              55,242           2003
Service Class - Q/NQ               10.000000            8.316953         -16.83%              21,048           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          12.097415           13.331239          10.20%              50,567           2004
Management Trust - AMT              9.820202           12.097415          23.19%              46,046           2003
Fasciano Portfolio: Class          10.000000            9.820202          -1.80%               4,932           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          20.425804           21.369564           4.62%               9,664           2004
Management Trust - AMT             10.879504           20.425804          87.75%              11,021           2003
Focus Portfolio: Class S -         10.000000           10.879504           8.80%               1,012           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers           9.998725            9.925486          -0.73%              56,753           2004
Management Trust - AMT             10.000000            9.998725          -0.01%               6,476           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.000000           11.270076          12.70%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.100930           10.607665           5.02%             181,410           2004
Account Funds -                     7.846634           10.100930          28.73%             170,764           2003
Oppenheimer Capital                10.000000            7.846634         -21.53%              82,995           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               14.209351           16.682960          17.41%             132,405           2004
Account Funds -                    10.000000           14.209351          42.09%             105,563           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.825747           12.676481          17.10%              96,835           2004
Account Funds -                     7.693100           10.825747          40.72%             108,002           2003
Oppenheimer Global                 10.000000            7.693100         -23.07%              50,265           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.017952           10.770154           7.51%             194,183           2004
Account Funds -                     8.043815           10.017952          24.54%             187,335           2003
Oppenheimer Main Street(R)           10.000000            8.043815         -19.56%              54,541           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               11.855797           12.662897           6.81%              68,912           2004
Account Funds -                    10.273465           11.855797          15.40%              73,457           2003
Oppenheimer Strategic Bond         10.000000           10.273465           2.73%               9,594           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      10.113318           10.367358           2.51%               6,467           2004
Institutional Funds, Inc.          10.000000           10.113318           1.13%               2,279           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      17.882880           24.025710          34.35%              90,767           2004
Institutional Funds, Inc.          13.202435           17.882880          35.45%             106,953           2003
- U.S. Real Estate                 13.509845           13.202435          -2.28%              74,898           2002
Portfolio: Class I - Q/NQ          12.487759           13.509845           8.18%              37,313           2001
                                   10.000000           12.487759           3.88%               8,847           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment         10.363180           11.986734          15.67%             256,478           2004
Trust - Comstock                    8.045373           10.363180          28.81%             239,800           2003
Portfolio: Class II - Q/NQ         10.000000            8.045373         -19.55%              79,811           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment          9.089863            9.560304           5.18%              41,539           2004
Trust - Emerging Growth             7.264250            9.089863          25.13%              41,715           2003
Portfolio: Class II - Q/NQ         10.000000            7.264250         -27.36%              17,863           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


                MAXIMUM OPTIONAL BENEFITS ELECTED (TOTAL 3.10%)

   (VARIABLE ACCOUNT CHARGES OF 3.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.965843           11.777649           7.40%                   0           2004
Funds - AIM V.I. Basic             10.000000           10.965843           9.66%                   0           2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.822107           11.150732           3.04%                   0           2004
Funds - AIM V.I. Capital           10.000000           10.822107           8.22%                   0           2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.704093           10.942029           2.22%                   0           2004
Funds - AIM V.I. Premier           10.000000           10.704093           7.04%                   0           2003*
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable         10.839449           11.682195           7.77%                   0           2004
Products Series Fund, Inc.         10.000000           10.839449           8.39%                   0           2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable         10.466609           10.988543           4.99%                   0           2004
Products Series Fund, Inc.         10.000000           10.466609           4.67%                   0           2003*
- AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable         11.350679           13.096893          15.38%                   0           2004
Products Series Fund, Inc.         10.000000           11.350679          13.51%                   0           2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.994633           11.993565           9.09%                   0           2004
Portfolios, Inc. -                 10.000000           10.994633           9.95%                   0           2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.592664           11.351331           7.16%                   0           2004
Portfolios, Inc. -                 10.000000           10.592664           5.93%                   0           2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          11.059165           12.235399          10.64%                   0           2004
Portfolios, Inc. -                 10.000000           11.059165          10.59%                   0           2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.108243           10.364042           2.53%                   0           2004
Portfolios II, Inc. -              10.000000           10.108243           1.08%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                 11.605884           12.842370          10.65%                   0           2004
Portfolios - Emerging              10.000000           11.605884          16.06%                   0           2003*
Leaders Portfolio: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially               10.792074           11.078652           2.66%                   0           2004
Responsible Growth Fund,           10.000000           10.792074           7.92%                   0           2003*
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                   10.726583           10.892648           1.55%                   0           2004
Investment Fund -                  10.000000           10.726583           7.27%                   0           2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         11.151270           11.832305           6.11%                   0           2004
- Federated American               10.000000           11.151270          11.51%                   0           2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         10.856494           11.267945           3.79%                   0           2004
- Federated Capital                10.000000           10.856494           8.56%                   0           2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         10.432342           11.136105           6.75%                   0           2004
- Federated High Income            10.000000           10.432342           4.32%                   0           2003*
Bond Fund II: Service
Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series          9.930179            9.941778           0.12%                   0           2004
- Federated Quality Bond           10.000000            9.930179          -0.70%                   0           2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.096389           11.960357           7.79%                   0           2004
Insurance Products Fund -          10.000000           11.096389          10.96%                   0           2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.800946           10.792895          -0.07%                   0           2004
Insurance Products Fund -          10.000000           10.800946           8.01%                   0           2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.307956           12.416824           9.81%                   0           2004
Insurance Products Fund -          10.000000           11.307956          13.08%                   0           2003*
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.849337           12.106803          11.59%                   0           2004
Insurance Products Fund II         10.000000           10.849337           8.49%                   0           2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.346867           13.706375          20.79%                   0           2004
Insurance Products Fund            10.000000           11.346867          13.47%                   0           2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.013872           12.149515          10.31%                   0           2004
Insurance Products Fund            10.000000           11.013872          10.14%                   0           2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                  10.000000           11.348831          13.49%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.000000           11.613032          16.13%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          10.992914           11.487685           4.50%                   0           2004
Health Sciences Fund:               8.294237           10.992914          32.54%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                  9.856597            9.838693          -0.18%                   0           2004
Government Bond Fund:              10.000000            9.856597          -1.43%                   0           2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.205081           10.348796           1.41%                   0           2004
Investor Destinations               9.759835           10.205081           4.56%                   0           2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.316361           10.712256           3.84%                   0           2004
Investor Destinations               9.363565           10.316361          10.18%                   0           2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.325427           10.959515           6.14%                   0           2004
Investor Destinations               8.875804           10.325427          16.33%                   0           2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.353079           11.245414           8.62%                   0           2004
Investor Destinations               8.436235           10.353079          22.72%                   0           2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.338360           11.423122          10.49%                   0           2004
Investor Destinations               8.090483           10.338360          27.78%                   0           2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money            9.540636            9.319888          -2.31%                   0           2004
Market Fund: Class I - Q/NQ         9.784642            9.540636          -2.49%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.783827           11.445837           6.14%                   0           2004
Nationwide(R) Fund: Class II         10.000000           10.783827           7.84%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.            10.869911           11.843943           8.96%                   0           2004
Growth Leaders Fund: Class          7.360461           10.869911          47.68%                   0           2003*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth         10.603676           11.628089           9.66%                   0           2004
Fund: Class II - Q/NQ              10.000000           10.603676           6.04%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value          11.486057           13.021818          13.37%                   0           2004
Fund: Class II - Q/NQ              10.000000           11.486057          14.86%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company            11.016506           12.680352          15.10%                   0           2004
Fund: Class II - Q/NQ              10.000000           11.016506          10.17%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi         11.406987           11.775628           3.23%                   0           2004
Sector Bond Fund: Class I          10.499652           11.406987           8.64%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               12.046455           13.711811          13.82%                   0           2004
Risk-Managed Core                  10.000000           12.046455          20.46%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance             10.747313           11.911568          10.83%                   0           2004
Trust - MFS Mid Cap Growth         10.000000           10.747313           7.47%                   0           2003*
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance             10.554457           10.862279           2.92%                   0           2004
Trust - MFS New Discovery          10.000000           10.554457           5.54%                   0           2003*
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance             11.078335           12.326531          11.27%                   0           2004
Trust - MFS Value Series:          10.000000           11.078335          10.78%                   0           2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.961226           11.883043           8.41%                   0           2004
Management Trust - AMT             10.000000           10.961226           9.61%                   0           2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.712906           11.025807           2.92%                   0           2004
Management Trust - AMT             10.000000           10.712906           7.13%                   0           2003*
Focus Portfolio: Class S -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers           9.889863            9.657941          -2.35%                   0           2004
Management Trust - AMT             10.000000            9.889863          -1.10%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.000000           11.148722          11.49%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.841936           11.200936           3.31%                   0           2004
Account Funds -                    10.000000           10.841936           8.42%                   0           2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               14.055012           16.233856          15.50%                   0           2004
Account Funds -                    10.000000           14.055012          40.55%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               11.391594           13.122521          15.19%                   0           2004
Account Funds -                    10.000000           11.391594          13.92%                   0           2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.829125           11.453175           5.76%                   0           2004
Account Funds -                    10.000000           10.829125           8.29%                   0           2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.303444           10.826128           5.07%                   0           2004
Account Funds -                    10.000000           10.303444           3.03%                   0           2003*
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      10.008669           10.093416           0.85%                   0           2004
Institutional Funds, Inc.          10.000000           10.008669           0.09%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      13.589150           17.960719          32.17%                   0           2004
Institutional Funds, Inc.          10.197928           13.589150          33.25%                   0           2003*
- U.S. Real Estate
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment         10.895591           12.397970          13.79%                   0           2004
Trust - Comstock                   10.000000           10.895591           8.96%                   0           2003*
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment         10.629113           10.997673           3.47%                   0           2004
Trust - Emerging Growth            10.000000           10.629113           6.29%                   0           2003*
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION


The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

TYPES OF CONTRACTS

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.


Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from IRAs, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from IRAs, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.


When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities


Distributions from IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRAs was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRAs are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................116


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003, and 2002, no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.


                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.947971            10.860830                 9.18%             170,081           2004
Funds - AIM V.I. Basic       7.576836            9.947971                 31.29%             168,362           2003
Value Fund: Series II        10.000000           7.576836                -24.23%              55,374           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.089480           10.567506                 4.74%              29,552           2004
Funds - AIM V.I. Capital     7.929075            10.089480                27.25%              34,386           2003
Appreciation Fund: Series    10.000000           7.929075                -20.71%               3,297           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.459364            9.829286                  3.91%              35,000           2004
Funds - AIM V.I. Premier     7.693108            9.459364                 22.96%              40,464           2003
Equity Fund: Series II       10.000000           7.693108                -23.07%               6,465           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.252084           11.231549                 9.55%              94,372           2004
Products Series Funds,       7.873907            10.252084                30.20%             107,677           2003
Inc. - AllianceBernstein     10.000000           7.873907                -21.26%              11,018           2002*
Growth and Income
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.505781            10.144570                 6.72%              61,371           2004
Products Series Funds,       7.822552            9.505781                 21.52%              64,077           2003
Inc. - AllianceBernstein     10.000000           7.822552                -21.77%               9,006           2002*
Large Cap Growth
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.460998           13.442445                17.29%              94,052           2004
Products Series Funds,       8.258342            11.460998                38.78%              84,935           2003
Inc. - AllianceBernstein     10.000000           8.258342                -17.42%              17,126           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.430131           11.565554                10.89%             148,803           2004
Portfolios, Inc. -           8.196339            10.430131                27.25%             142,728           2003
American Century VP Income   10.000000           8.196339                -18.04%              15,728           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.759336            10.630959                 8.93%             120,921           2004
Portfolios, Inc. -           7.939203            9.759336                 22.93%             117,332           2003
American Century VP Ultra    10.000000           7.939203                -20.61%               8,342           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.932111           12.294462                12.46%             242,510           2004
Portfolios, Inc. -           8.616067            10.932111                26.88%             240,563           2003
American Century VP Value    10.000000           8.616067                -13.84%              49,336           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.219974           10.651623                 4.22%              37,241           2004
Portfolios II, Inc. -        10.000000           10.219974                 2.20%               4,292           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.136696           12.526616                12.48%              24,591           2004
Portfolios - Emerging        7.682670            11.136696                44.96%              23,032           2003
Leaders Portfolio: Service   10.000000           7.682670                -23.17%               2,607           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.324080            9.729702                  4.35%               7,125           2004
Responsible Growth Fund,     7.527479            9.324080                 23.87%               5,501           2003
Inc.: Service Shares - Q/NQ  10.000000           7.527479                -24.73%               1,594           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.950953            10.271827                 3.22%              67,200           2004
Investment Fund              8.360985            9.950953                 19.02%              68,385           2003
-Appreciation Portfolio:     10.000000           8.360985                -16.39%               6,247           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.108599           10.903007                 7.86%              18,839           2004
- Federated American         8.060404            10.108599                25.41%              21,792           2003
Leaders Fund II: Service     10.000000           8.060404                -19.40%               3,758           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.927767            10.474120                 5.50%              13,604           2004
- Federated Capital          8.136153            9.927767                 22.02%              14,776           2003
Appreciation Fund II:        10.000000           8.136153                -18.64%               3,134           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.518160           12.498140                 8.51%              95,399           2004
- Federated High Income      9.601107            11.518160                19.97%             143,924           2003
Bond Fund II: Service        10.000000           9.601107                 -3.99%              22,413           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.980997           11.175360                 1.77%             267,848           2004
- Federated Quality Bond     10.674330           10.980997                 2.87%             295,545           2003
Fund II: Service Shares -    10.000000           10.674330                 6.74%             103,583           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.478495           11.480785                 9.57%             379,230           2004
Insurance Products Fund -    8.181219            10.478495                28.08%             378,634           2003
VIP Equity-Income            10.000000           8.181219                -18.19%             103,682           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.710724            9.863726                  1.58%             156,717           2004
Insurance Products Fund -    7.438044            9.710724                 30.55%             147,848           2003
VIP Growth Portfolio:        10.000000           7.438044                -25.62%              46,247           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.871575           12.134679                11.62%             131,450           2004
Insurance Products Fund -    7.718273            10.871575                40.86%             125,825           2003
VIP Overseas Portfolio:      10.000000           7.718273                -22.82%              18,909           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.892311           12.355391                13.43%             290,431           2004
Insurance Products Fund II   8.625875            10.892311                26.27%             285,167           2003
- VIP Contrafund(R)            10.000000           8.625875                -13.74%              47,786           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.669146           14.328237                22.79%             172,620           2004
Insurance Products Fund      8.568929            11.669146                36.18%             141,041           2003
III - VIP Mid Cap            10.000000           8.568929                -14.31%              28,213           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.595844           13.002652                12.13%              63,975           2004
Insurance Products Fund      7.480890            11.595844                55.01%              50,547           2003
III - VIP Value Strategies   10.000000           7.480890                -25.19%               9,372           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.472337                14.72%               4,015           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.739471                17.39%               3,700           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.346316           12.052762                 6.23%              43,446           2004
Health Sciences Fund:        8.422011            11.346316                34.72%              36,687           2003
Class III - Q/NQ             10.000000           8.422011                -15.78%               4,228           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.763977           10.921833                 1.47%             392,647           2004
Government Bond Fund:        10.737803           10.763977                 0.24%             502,531           2003
Class II - Q/NQ              10.000000           10.737803                 7.38%             233,061           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.533052           10.857746                 3.08%             268,515           2004
Investor Destinations        9.909899            10.533052                 6.29%             277,581           2003
Conservative Fund: Class     10.000000           9.909899                 -0.90%              70,756           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.647898           11.239043                 5.55%             515,963           2004
Investor Destinations        9.507569            10.647898                11.99%             516,547           2003
Moderately Conservative      10.000000           9.507569                 -4.92%             147,104           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.657265           11.498473                 7.89%             778,340           2004
Investor Destinations        9.012363            10.657265                18.25%             725,544           2003
Moderate Fund: Class II -    10.000000           9.012363                 -9.88%             206,887           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.685816           11.798411                10.41%             458,275           2004
Investor Destinations        8.566085            10.685816                24.75%             396,256           2003
Moderately Aggressive        10.000000           8.566085                -14.34%             177,512           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.670649           11.984875                12.32%              72,009           2004
Investor Destinations        8.215054            10.670649                29.89%              68,174           2003
Aggressive Fund: Class II    10.000000           8.215054                -17.85%              32,913           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.968931           10.892063                -0.70%             520,256           2004
Market Fund: Class I -       11.066732           10.968931                -0.88%             662,052           2003
Q/NQ                         11.100780           11.066732                -0.31%             909,013           2002
                             10.878760           11.100780                 2.04%             574,816           2001
                             10.415808           10.878760                 4.44%             305,545           2000
                             10.085474           10.415808                 3.28%              44,119           1999
                             10.000000           10.085474                 0.85%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.117454           10.915815                 7.89%              54,679           2004
Nationwide(R) Fund: Class II   8.072743            10.117454                25.33%              54,768           2003
- Q/NQ                       10.000000           8.072743                -19.27%              27,261           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.219200           12.426323                10.76%              35,448           2004
Growth Leaders Fund: Class   7.473837            11.219200                50.11%              72,741           2003
III - Q/NQ                   10.000000           7.473837                -25.26%               1,605           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.486396            10.574593                11.47%              67,331           2004
Fund: Class II - Q/NQ        7.183813            9.486396                 32.05%              64,557           2003
                             10.000000           7.183813                -28.16%               9,627           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.951502           12.620719                15.24%              87,597           2004
Fund: Class II - Q/NQ        7.106598            10.951502                54.10%              77,263           2003
                             10.000000           7.106598                -28.93%               8,708           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.832244           12.674022                17.00%              91,746           2004
Fund: Class II - Q/NQ        7.820823            10.832244                38.51%              92,366           2003
                             10.000000           7.820823                -21.79%              16,470           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.752538           13.382009                 4.94%             137,242           2004
Sector Bond Fund: Class I    11.547565           12.752538                10.43%             142,847           2003
- Q/NQ                       10.935239           11.547565                 5.60%              78,722           2002
                             10.656316           10.935239                 2.62%              46,179           2001
                             10.238786           10.656316                 4.08%              22,642           2000
                             10.235484           10.238786                 0.03%                 510           1999
                             10.000000           10.235484                 2.35%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.178822           14.091268                15.70%                   0           2004
Risk-Managed Core            10.000000           12.178822                21.79%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.548089            10.757186                12.66%              88,415           2004
Trust - MFS Mid Cap Growth   7.095730            9.548089                 34.56%             102,629           2003
Series: Service Class -      10.000000           7.095730                -29.04%              33,029           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.814754            10.267815                 4.62%              38,365           2004
Trust - MFS New Discovery    7.467590            9.814754                 31.43%              39,015           2003
Series: Service Class -      10.000000           7.467590                -25.32%               6,036           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.216309           11.554980                13.10%              56,470           2004
Trust - MFS Value Series:    8.316953            10.216309                22.84%              55,242           2003
Service Class - Q/NQ         10.000000           8.316953                -16.83%              21,048           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.097415           13.331239                10.20%              50,567           2004
Management Trust - AMT       9.820202            12.097415                23.19%              46,046           2003
Fasciano Portfolio: Class    10.000000           9.820202                 -1.80%               4,932           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.425804           21.369564                 4.62%               9,664           2004
Management Trust - AMT       10.879504           20.425804                87.75%              11,021           2003
Focus Portfolio: Class S -   10.000000           10.879504                 8.80%               1,012           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.998725            9.925486                 -0.73%              56,753           2004
Management Trust - AMT       10.000000           9.998725                 -0.01%               6,476           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.270076                12.70%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.100930           10.607665                 5.02%             181,410           2004
Account Funds -              7.846634            10.100930                28.73%             170,764           2003
Oppenheimer Capital          10.000000           7.846634                -21.53%              82,995           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.209351           16.682960                17.41%             132,405           2004
Account Funds -              10.000000           14.209351                42.09%             105,563           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.825747           12.676481                17.10%              96,835           2004
Account Funds -              7.693100            10.825747                40.72%             108,002           2003
Oppenheimer Global           10.000000           7.693100                -23.07%              50,265           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.017952           10.770154                 7.51%             194,183           2004
Account Funds -              8.043815            10.017952                24.54%             187,335           2003
Oppenheimer Main Street(R)     10.000000           8.043815                -19.56%              54,541           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.855797           12.662897                 6.81%              68,912           2004
Account Funds -              10.273465           11.855797                15.40%              73,457           2003
Oppenheimer Strategic Bond   10.000000           10.273465                 2.73%               9,594           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.113318           10.367358                 2.51%               6,467           2004
Institutional Funds, Inc.    10.000000           10.113318                 1.13%               2,279           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.882880           24.025710                34.35%              90,767           2004
Institutional Funds, Inc.    13.202435           17.882880                35.45%             106,953           2003
- U.S. Real Estate           13.509845           13.202435                -2.28%              74,898           2002
Portfolio: Class I - Q/NQ    12.487759           13.509845                 8.18%              37,313           2001
                             10.000000           12.487759                 3.88%               8,847           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.363180           11.986734                15.67%             256,478           2004
Trust - Comstock             8.045373            10.363180                28.81%             239,800           2003
Portfolio: Class II - Q/NQ   10.000000           8.045373                -19.55%              79,811           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.089863            9.560304                  5.18%              41,539           2004
Trust - Emerging Growth      7.264250            9.089863                 25.13%              41,715           2003
Portfolio: Class II - Q/NQ   10.000000           7.264250                -27.36%              17,863           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.939550            10.846141                 9.12%                   0           2004
Funds - AIM V.I. Basic       7.574259            9.939550                 31.23%                   0           2003
Value Fund: Series II        10.000000           7.574259                -24.26%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.080964           10.553235                 4.68%                   0           2004
Funds - AIM V.I. Capital     7.926380            10.080964                27.18%                   0           2003
Appreciation Fund: Series    10.000000           7.926380                -20.74%                   0           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.451359            9.815977                  3.86%                   0           2004
Funds - AIM V.I. Premier     7.690494            9.451359                 22.90%                   0           2003
Equity Fund: Series II       10.000000           7.690494                -23.10%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.243394           11.216339                 9.50%                   0           2004
Products Series Fund, Inc.   7.871229            10.243394                30.14%                   0           2003
- AllianceBernstein Growth   10.000000           7.871229                -21.29%                   0           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.497750            10.130851                 6.67%                   0           2004
Products Series Fund, Inc.   7.819899            9.497750                 21.46%                   0           2003
- AllianceBernstein Large    10.000000           7.819899                -21.80%                   0           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.451294           13.424248                17.23%                   0           2004
Products Series Fund, Inc.   8.255533            11.451294                38.71%                   0           2003
- AllianceBernstein          10.000000           8.255533                -17.44%                   0           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.421311           11.549918                10.83%                   0           2004
Portfolios, Inc. -           8.193557            10.421311                27.19%                   0           2003
American Century VP Income   10.000000           8.193557                -18.06%                   0           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.751083            10.616582                 8.88%                   0           2004
Portfolios, Inc. -           7.936500            9.751083                 22.86%                   0           2003
American Century VP Ultra    10.000000           7.936500                -20.64%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.922844           12.277799                12.40%                   0           2004
Portfolios, Inc. -           8.613134            10.922844                26.82%                   0           2003
American Century VP Value    10.000000           8.613134                -13.87%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.216492           10.642589                 4.17%                   0           2004
Portfolios II, Inc. -        10.000000           10.216492                 2.16%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.127262           12.509660                12.42%                   0           2004
Portfolios - Emerging        7.680061            11.127262                44.89%                   0           2003
Leaders Portfolio: Service   10.000000           7.680061                -23.20%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.316163            9.716507                  4.30%                   0           2004
Responsible Growth Fund,     7.524913            9.316163                 23.80%                   0           2003
Inc.: Service Shares - Q/NQ  10.000000           7.524913                -24.75%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.942517            10.257916                 3.17%                   0           2004
Investment Fund              8.358141            9.942517                 18.96%                   0           2003
-Appreciation Portfolio:     10.000000           8.358141                -16.42%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.100026           10.888222                 7.80%                   0           2004
- Federated American         8.057662            10.100026                25.35%                   0           2003
Leaders Fund II: Service     10.000000           8.057662                -19.42%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.919368            10.459953                 5.45%                   0           2004
- Federated Capital          8.133388            9.919368                 21.96%                   0           2003
Appreciation Fund II:        10.000000           8.133388                -18.67%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.508408           12.481232                 8.45%                   0           2004
- Federated High Income      9.597853            11.508408                19.91%                   0           2003
Bond Fund II: Service        10.000000           9.597853                 -4.02%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.971715           11.160248                 1.72%                   0           2004
- Federated Quality Bond     10.670712           10.971715                 2.82%                   0           2003
Fund II: Service Shares -    10.000000           10.670712                 6.71%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.469614           11.465236                 9.51%                   0           2004
Insurance Products Fund -    8.178436            10.469614                28.01%                   0           2003
VIP Equity-Income            10.000000           8.178436                -18.22%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.702496            9.850364                  1.52%                   0           2004
Insurance Products Fund -    7.435510            9.702496                 30.49%                   0           2003
VIP Growth Portfolio:        10.000000           7.435510                -25.64%                   0           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.862364           12.118243                11.56%                   0           2004
Insurance Products Fund -    7.715652            10.862364                40.78%                   0           2003
VIP Overseas Portfolio:      10.000000           7.715652                -22.84%                   0           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.883065           12.338636                13.37%                   0           2004
Insurance Products Fund II   8.622934            10.883065                26.21%                   0           2003
- VIP Contrafund(R)            10.000000           8.622934                -13.77%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.659260           14.308843                22.73%                   0           2004
Insurance Products Fund      8.566019            11.659260                36.11%                   0           2003
III - VIP Mid Cap            10.000000           8.566019                -14.34%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.586011           12.985028                12.08%                   0           2004
Insurance Products Fund      7.478338            11.586011                54.93%                   0           2003
III - VIP Value Strategies   10.000000           7.478338                -25.22%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.468479                14.68%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.735542                17.36%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.335187           12.034828                 6.17%                   0           2004
Health Sciences Fund:        8.418014            11.335187                34.65%               7,105           2003
Class III - Q/NQ             10.000000           8.418014                -15.82%               7,105           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.754884           10.907067                 1.42%                   0           2004
Government Bond Fund:        10.734170           10.754884                 0.19%                   0           2003
Class II - Q/NQ              10.000000           10.734170                 7.34%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.522733           10.841616                 3.03%                   0           2004
Investor Destinations        9.905214            10.522733                 6.23%                   0           2003
Conservative Fund: Class     10.000000           9.905214                 -0.95%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.637462           11.222329                 5.50%                   0           2004
Investor Destinations        9.503076            10.637462                11.94%                   0           2003
Moderately Conservative      10.000000           9.503076                 -4.97%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.646835           11.481376                 7.84%                   0           2004
Investor Destinations        9.008104            10.646835                18.19%                   0           2003
Moderate Fund: Class II -    10.000000           9.008104                 -9.92%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.675348           11.780866                10.36%                   0           2004
Investor Destinations        8.562027            10.675348                24.68%                   0           2003
Moderately Aggressive        10.000000           8.562027                -14.38%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.660201           11.967058                12.26%                   0           2004
Investor Destinations        8.211169            10.660201                29.83%                   0           2003
Aggressive Fund: Class II    10.000000           8.211169                -17.89%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.939717           10.857538                -0.75%              14,220           2004
Market Fund: Class I -       11.042864           10.939717                -0.93%              23,118           2003
Q/NQ                         11.082465           11.042864                -0.36%              22,828           2002
                             10.866357           11.082465                 1.99%              14,851           2001
                             10.409189           10.866357                 4.39%               5,236           2000
                             10.084183           10.409189                 3.22%                   0           1999
                             10.000000           10.084183                 0.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.108883           10.901041                 7.84%                   0           2004
Nationwide(R) Fund: Class II   8.069994            10.108883                25.27%                   0           2003
- Q/NQ                       10.000000           8.069994                -19.30%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.208181           12.407830                10.70%                   0           2004
Growth Leaders Fund: Class   7.470286            11.208181                50.04%                   0           2003
III - Q/NQ                   10.000000           7.470286                -25.30%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.478374            10.560288                11.41%                   0           2004
Fund: Class II - Q/NQ        7.181370            9.478374                 31.99%                   0           2003
                             10.000000           7.181370                -28.19%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.942237           12.603640                15.18%                   0           2004
Fund: Class II - Q/NQ        7.104185            10.942237                54.03%                   0           2003
                             10.000000           7.104185                -28.96%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.823074           12.656864                16.94%                   0           2004
Fund: Class II - Q/NQ        7.818163            10.823074                38.44%                   0           2003
                             10.000000           7.818163                -21.82%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.718597           13.339610                 4.88%               2,274           2004
Sector Bond Fund: Class I    11.522667           12.718597                10.38%               3,083           2003
- Q/NQ                       10.917216           11.522667                 5.55%               2,344           2002
                             10.644186           10.917216                 2.57%               1,131           2001
                             10.232296           10.644186                 4.03%                 988           2000
                             10.234182           10.232296                -0.02%                   0           1999
                             10.000000           10.234182                 2.34%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.174698           14.079355                15.64%                   0           2004
Risk-Managed Core            10.000000           12.174698                21.75%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.540022            10.742648                12.61%                   0           2004
Trust - MFS Mid Cap Growth   7.093323            9.540022                 34.49%                   0           2003
Series: Service Shares -     10.000000           7.093323                -29.07%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.806445            10.253913                 4.56%                   0           2004
Trust - MFS New Discovery    7.465046            9.806445                 31.36%                   0           2003
Series: Service Shares -     10.000000           7.465046                -25.35%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.207647           11.539319                13.05%                   0           2004
Trust - MFS Value Series:    8.314121            10.207647                22.77%                   0           2003
Service Shares - Q/NQ        10.000000           8.314121                -16.86%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.087159           13.313175                10.14%                   0           2004
Management Trust - AMT       9.816866            12.087159                23.13%                   0           2003
Fasciano Portfolio: Class    10.000000           9.816866                 -1.83%                   0           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.408539           21.340656                 4.57%                   0           2004
Management Trust - AMT       10.875815           20.408539                87.65%                   0           2003
Focus Portfolio: Class S -   10.000000           10.875815                 8.76%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.995324            9.917071                 -0.78%                   0           2004
Management Trust - AMT       10.000000           9.995324                 -0.05%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.266289                12.66%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.092385           10.593310                 4.96%                   0           2004
Account Funds -              7.843957            10.092385                28.66%                   0           2003
Oppenheimer Capital          10.000000           7.843957                -21.56%                   0           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.204530           16.668829                17.35%                   0           2004
Account Funds -              10.000000           14.204530                42.05%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.816571           12.659315                17.04%                   0           2004
Account Funds -              7.690485            10.816571                40.65%                   0           2003
Oppenheimer Global           10.000000           7.690485                -23.10%                   0           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.009487           10.755578                 7.45%                   0           2004
Account Funds -              8.041083            10.009487                24.48%                   0           2003
Oppenheimer Main Street(R)     10.000000           8.041083                -19.59%                   0           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.845764           12.645755                 6.75%                   0           2004
Account Funds -              10.269985           11.845764                15.34%                   0           2003
Oppenheimer Strategic Bond   10.000000           10.269985                 2.70%                   0           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.109894           10.358581                 2.46%                   0           2004
Institutional Funds, Inc.    10.000000           10.109894                 1.10%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.835262           23.949574                34.28%               2,257           2004
Institutional Funds, Inc.    13.173972           17.835262                35.38%                   0           2003
- U.S. Real Estate           13.487571           13.173972                -2.33%                   0           2002
Portfolio: Class I - Q/NQ    12.473542           13.487571                 8.13%                   0           2001
                             10.000000           12.473542                 3.87%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.354396           11.970512                15.61%                   0           2004
Trust - Comstock             8.042642            10.354396                28.74%                   0           2003
Portfolio: Class II - Q/NQ   10.000000           8.042642                -19.57%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.082173            9.547383                  5.12%                   0           2004
Trust - Emerging Growth      7.261782            9.082173                 25.07%                   0           2003
Portfolio: Class II - Q/NQ   10.000000           7.261782                -27.38%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.931125            10.831432                 9.07%              38,638           2004
Funds - AIM V.I. Basic       7.571682            9.931125                 31.16%              30,189           2003
Value Fund: Series II        10.000000           7.571682                -24.28%              11,372           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.072411           10.538914                 4.63%              15,205           2004
Funds - AIM V.I. Capital     7.923682            10.072411                27.12%              19,158           2003
Appreciation Fund: Series    10.000000           7.923682                -20.76%               2,492           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.443341            9.802669                  3.81%               8,654           2004
Funds - AIM V.I. Premier     7.687876            9.443341                 22.83%               6,721           2003
Equity Fund: Series II       10.000000           7.687876                -23.12%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.234720           11.201154                 9.44%              55,832           2004
Products Series Fund, Inc.   7.868551            10.234720                30.07%              43,497           2003
- AllianceBernstein Growth   10.000000           7.868551                -21.31%              13,115           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.489685            10.117119                 6.61%              12,970           2004
Products Series Fund, Inc.   7.817233            9.489685                 21.39%              12,405           2003
- AllianceBernstein Large    10.000000           7.817233                -21.83%               2,885           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.441603           13.406089                17.17%              13,773           2004
Products Series Fund, Inc.   8.252730            11.441603                38.64%              12,594           2003
- AllianceBernstein          10.000000           8.252730                -17.47%               4,067           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.412460           11.534252                10.77%              12,745           2004
Portfolios, Inc. -           8.190764            10.412460                27.12%              10,554           2003
American Century VP Income   10.000000           8.190764                -18.09%               4,467           2002*
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.742800            10.602172                 8.82%               6,860           2004
Portfolios, Inc. -           7.933801            9.742800                 22.80%               7,018           2003
American Century VP Ultra    10.000000           7.933801                -20.66%               5,776           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.913608           12.261200                12.35%              35,082           2004
Portfolios, Inc. -           8.610209            10.913608                26.75%              34,593           2003
American Century VP Value    10.000000           8.610209                -13.90%               7,353           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.213008           10.633557                 4.12%              13,758           2004
Portfolios II, Inc. -        10.000000           10.213008                 2.13%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.117820           12.492696                12.37%              11,544           2004
Portfolios - Emerging        7.677437            11.117820                44.81%               3,952           2003
Leaders Portfolio: Service   10.000000           7.677437                -23.23%                 313           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.308274            9.703350                  4.24%                 390           2004
Responsible Growth Fund,     7.522347            9.308274                 23.74%                 393           2003
Inc.: Service Shares - Q/NQ  10.000000           7.522347                -24.78%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.934099            10.244021                 3.12%              37,006           2004
Investment Fund              8.355301            9.934099                 18.90%              28,686           2003
-Appreciation Portfolio:     10.000000           8.355301                -16.45%              12,734           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.091486           10.873504                 7.75%                 928           2004
- Federated American         8.054925            10.091486                25.28%                   0           2003
Leaders Fund II: Service     10.000000           8.054925                -19.45%               3,432           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.910964            10.445777                 5.40%              28,037           2004
- Federated Capital          8.130621            9.910964                 21.90%              26,703           2003
Appreciation Fund II:        10.000000           8.130621                -18.69%              17,857           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.498664           12.464328                 8.40%              21,438           2004
- Federated High Income      9.594594            11.498664                19.85%              24,333           2003
Bond Fund II: Service        10.000000           9.594594                 -4.05%               2,619           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.962410           11.145122                 1.67%              75,141           2004
- Federated Quality Bond     10.667089           10.962410                 2.77%              82,834           2003
Fund II: Service Shares -    10.000000           10.667089                 6.67%              20,435           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.460761           11.449724                 9.45%             119,510           2004
Insurance Products Fund -    8.175659            10.460761                27.95%             117,089           2003
VIP Equity-Income            10.000000           8.175659                -18.24%              30,365           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.694281            9.837025                  1.47%              65,401           2004
Insurance Products Fund -    7.432981            9.694281                 30.42%              68,902           2003
VIP Growth Portfolio:        10.000000           7.432981                -25.67%              18,166           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.853168           12.101842                11.51%              29,882           2004
Insurance Products Fund -    7.713021            10.853168                40.71%              27,804           2003
VIP Overseas Portfolio:      10.000000           7.713021                -22.87%              12,120           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.873845           12.321923                13.32%              84,276           2004
Insurance Products Fund II   8.619998            10.873845                26.15%              74,257           2003
- VIP Contrafund(R)            10.000000           8.619998                -13.80%              30,068           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.649387           14.289475                22.66%              60,235           2004
Insurance Products Fund      8.563111            11.649387                36.04%              53,792           2003
III - VIP Mid Cap            10.000000           8.563111                -14.37%              17,590           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.576207           12.967456                12.02%              15,647           2004
Insurance Products Fund      7.475794            11.576207                54.85%              12,382           2003
III - VIP Value Strategies   10.000000           7.475794                -25.24%               9,559           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.464644                14.65%              10,631           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.731602                17.32%                 918           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.324074           12.016920                 6.12%               7,588           2004
Health Sciences Fund:        8.414030            11.324074                34.59%               7,531           2003
Class III - Q/NQ             10.000000           8.414030                -15.86%               1,485           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.745764           10.892284                 1.36%              77,237           2004
Government Bond Fund:        10.730525           10.745764                 0.14%              93,995           2003
Class II - Q /NQ             10.000000           10.730525                 7.31%              32,114           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.512395           10.825457                 2.98%              52,308           2004
Investor Destinations        9.900522            10.512395                 6.18%              71,599           2003
Conservative Fund: Class     10.000000           9.900522                 -0.99%              13,958           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.627027           11.205635                 5.44%             139,948           2004
Investor Destinations        9.498578            10.627027                11.88%             166,895           2003
Moderately Conservative      10.000000           9.498578                 -5.01%              69,835           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.636383           11.464275                 7.78%             175,503           2004
Investor Destinations        9.003831            10.636383                18.13%             187,606           2003
Moderate Fund: Class II -    10.000000           9.003831                 -9.96%              21,154           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.664866           11.763314                10.30%             127,348           2004
Investor Destinations        8.557964            10.664866                24.62%             110,693           2003
Moderately Aggressive        10.000000           8.557964                -14.42%              77,400           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.649717           11.949230                12.20%              38,876           2004
Investor Destinations        8.207270            10.649717                29.76%              22,586           2003
Aggressive Fund: Class II    10.000000           8.207270                -17.93%               8,896           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.910569           10.823110                -0.80%              63,901           2004
Market Fund: Class I -       11.019038           10.910569                -0.98%              76,812           2003
Q/NQ                         11.064171           11.019038                -0.41%              79,347           2002
                             10.853962           11.064171                 1.94%               4,955           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.100315           10.886267                 7.78%              10,775           2004
Nationwide(R) Fund: Class II   8.067253            10.100315                25.20%              11,936           2003
- Q/NQ                       10.000000           8.067253                -19.33%               9,258           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.197192           12.389373                10.65%               8,196           2004
Growth Leaders Fund: Class   7.466744            11.197192                49.96%               6,417           2003
III - Q/NQ                   10.000000           7.466744                -25.33%                 825           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.470327            10.545963                11.36%               3,986           2004
Fund: Class II - Q/NQ        7.178926            9.470327                 31.92%               3,771           2003
                             10.000000           7.178926                -28.21%                 383           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.932961           12.586559                15.12%              17,476           2004
Fund: Class II - Q/NQ        7.101763            10.932961                53.95%              13,711           2003
                             10.000000           7.101763                -28.98%               1,109           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.813918           12.639747                16.88%              44,817           2004
Fund: Class II - Q/NQ        7.815510            10.813918                38.36%              45,927           2003
                             10.000000           7.815510                -21.84%              26,889           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.684724           13.297326                 4.83%              23,746           2004
Sector Bond Fund: Class I    11.497820           12.684724                10.32%              23,238           2003
- Q/NQ                       10.899202           11.497820                 5.49%               8,752           2002
                             10.632058           10.899202                 2.51%               1,839           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.170561           14.067422                15.59%                 437           2004
Risk-Managed Core            10.000000           12.170561                21.71%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.531914            10.728060                12.55%              24,335           2004
Trust - MFS Mid Cap Growth   7.090900            9.531914                 34.42%              21,927           2003
Series: Service Class -      10.000000           7.090900                -29.09%              12,944           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.798136            10.240021                 4.51%               7,820           2004
Trust - MFS New Discovery    7.462500            9.798136                 31.30%               7,834           2003
Series: Service Class -      10.000000           7.462500                -25.38%                 947           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.198999           11.523692                12.99%              14,935           2004
Trust - MFS Value Series:    8.311294            10.198999                22.71%              15,548           2003
Service Class - Q/NQ         10.000000           8.311294                -16.89%               7,967           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.076923           13.295147                10.09%               5,547           2004
Management Trust - AMT       9.813529            12.076923                23.06%               5,383           2003
Fasciano Portfolio: Class    10.000000           9.813529                 -1.86%               3,000           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.391278           21.311781                 4.51%                 354           2004
Management Trust - AMT       10.872122           20.391278                87.56%                 178           2003
Focus Portfolio: Class S -   10.000000           10.872122                 8.72%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.991948            9.908686                 -0.83%               7,097           2004
Management Trust - AMT       10.000000           9.991948                 -0.08%                  70           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.262512                12.63%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.083838           10.578963                 4.91%              67,938           2004
Account Funds -              7.841294            10.083838                28.60%              65,325           2003
Oppenheimer Capital          10.000000           7.841294                -21.59%              28,146           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.199720           16.654730                17.29%              37,334           2004
Account Funds -              10.000000           14.199720                42.00%              30,849           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.807412           12.642183                16.98%              62,281           2004
Account Funds -              7.687867            10.807412                40.58%              78,672           2003
Oppenheimer Global           10.000000           7.687867                -23.12%              54,038           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.000996           10.741008                 7.40%              37,499           2004
Account Funds -              8.038347            10.000996                24.42%              39,235           2003
Oppenheimer Main Street(R)     10.000000           8.038347                -19.62%              26,288           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.835746           12.628641                 6.70%              54,005           2004
Account Funds -              10.266502           11.835746                15.29%              65,904           2003
Oppenheimer Strategic Bond   10.000000           10.266502                 2.67%               9,402           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.106459           10.349803                 2.41%               4,816           2004
Institutional Funds, Inc.    10.000000           10.106459                 1.06%                 304           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.787794           23.873713                34.21%              25,529           2004
Institutional Funds, Inc.    13.145572           17.787794                35.31%              24,878           2003
- U.S. Real Estate           13.465327           13.145572                -2.37%              18,139           2002
Portfolio: Class I - Q/NQ    12.459341           13.465327                 8.07%               1,514           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.345615           11.954278                15.55%             130,451           2004
Trust - Comstock             8.039898            10.345615                28.68%             120,801           2003
Portfolio: Class II - Q/NQ   10.000000           8.039898                -19.60%              60,232           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.074483            9.534454                  5.07%              23,973           2004
Trust - Emerging Growth      7.259311            9.074483                 25.00%              22,625           2003
Portfolio: Class II - Q/NQ   10.000000           7.259311                -27.41%              15,085           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.922706            10.816768                 9.01%             173,085           2004
Funds - AIM V.I. Basic       7.569105            9.922706                 31.09%             174,394           2003
Value Fund: Series II        10.000000           7.569105                -24.31%              73,997           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.063881           10.524645                 4.58%              19,412           2004
Funds - AIM V.I. Capital     7.920987            10.063881                27.05%              22,433           2003
Appreciation Fund: Series    10.000000           7.920987                -20.79%              14,447           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.435348            9.789397                  3.75%              47,486           2004
Funds - AIM V.I. Premier     7.685259            9.435348                 22.77%              41,191           2003
Equity Fund: Series II       10.000000           7.685259                -23.15%               6,028           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.226046           11.185969                 9.39%              76,081           2004
Products Series Fund, Inc.   7.865875            10.226046                30.01%              56,557           2003
- AllianceBernstein Growth   10.000000           7.865875                -21.34%              11,687           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.481651            10.103416                 6.56%             137,931           2004
Products Series Fund, Inc.   7.814576            9.481651                 21.33%             143,570           2003
- AllianceBernstein Large    10.000000           7.814576                -21.85%              29,198           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.431916           13.387932                17.11%              95,551           2004
Products Series Fund, Inc.   8.249926            11.431916                38.57%             109,082           2003
- AllianceBernstein          10.000000           8.249926                -17.50%              28,024           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.403643           11.518631                10.72%              59,867           2004
Portfolios, Inc. -           8.187977            10.403643                27.06%              57,111           2003
American Century VP Income   10.000000           8.187977                -18.12%              27,285           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.734546            10.587818                 8.77%              53,432           2004
Portfolios, Inc. -           7.931102            9.734546                 22.74%              56,874           2003
American Century VP Ultra    10.000000           7.931102                -20.69%              21,475           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.904362           12.244581                12.29%              78,405           2004
Portfolios, Inc. -           8.607283            10.904362                26.69%              78,320           2003
American Century VP Value    10.000000           8.607283                -13.93%              34,348           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.209525           10.624530                 4.06%              61,587           2004
Portfolios II, Inc. -        10.000000           10.209525                 2.10%              41,832           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.108400           12.475764                12.31%               9,103           2004
Portfolios - Emerging        7.674821            11.108400                44.74%               7,947           2003
Leaders Portfolio: Service   10.000000           7.674821                -23.25%               2,499           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.300371            9.690192                  4.19%               8,981           2004
Responsible Growth Fund,     7.519787            9.300371                 23.68%               5,012           2003
Inc.: Service Shares - Q/NQ  10.000000           7.519787                -24.80%               3,885           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.925679            10.230139                 3.07%              46,673           2004
Investment Fund              8.352453            9.925679                 18.84%              48,865           2003
-Appreciation Portfolio:     10.000000           8.352453                -16.48%              13,964           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.082921           10.858748                 7.69%              10,505           2004
- Federated American         8.052177            10.082921                25.22%               8,304           2003
Leaders Fund II: Service     10.000000           8.052177                -19.48%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.902567            10.431623                 5.34%               4,057           2004
- Federated Capital          8.127854            9.902567                 21.83%               4,308           2003
Appreciation Fund II:        10.000000           8.127854                -18.72%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.488917           12.447427                 8.34%              81,812           2004
- Federated High Income      9.591337            11.488917                19.78%             101,204           2003
Bond Fund II: Service        10.000000           9.591337                 -4.09%              17,537           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.953127           11.130022                 1.62%             170,458           2004
- Federated Quality Bond     10.663471           10.953127                 2.72%             197,933           2003
Fund II: Service Shares -    10.000000           10.663471                 6.63%              64,180           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.451884           11.434198                 9.40%             208,334           2004
Insurance Products Fund -    8.172872            10.451884                27.89%             205,057           2003
VIP Equity-Income            10.000000           8.172872                -18.27%              64,617           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.686062            9.823689                  1.42%              87,315           2004
Insurance Products Fund -    7.430451            9.686062                 30.36%              82,137           2003
VIP Growth Portfolio:        10.000000           7.430451                -25.70%              27,789           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.843960           12.085430                11.45%             106,437           2004
Insurance Products Fund -    7.710394            10.843960                40.64%             112,956           2003
VIP Overseas Portfolio:      10.000000           7.710394                -22.90%              29,320           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.864621           12.305216                13.26%             174,047           2004
Insurance Products Fund II   8.617065            10.864621                26.08%             160,091           2003
- VIP Contrafund(R)            10.000000           8.617065                -13.83%              33,614           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.639512           14.270112                22.60%              85,722           2004
Insurance Products Fund      8.560195            11.639512                35.97%              74,566           2003
III - VIP Mid Cap            10.000000           8.560195                -14.40%              18,298           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.566397           12.949881                11.96%              11,672           2004
Insurance Products Fund      7.473249            11.566397                54.77%              10,407           2003
III - VIP Value Strategies   10.000000           7.473249                -25.27%               1,126           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.460775                14.61%               4,410           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.727649                17.28%               1,869           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.312952           11.999029                 6.06%              41,184           2004
Health Sciences Fund:        8.410033            11.312952                34.52%              38,428           2003
Class III - Q/NQ             10.000000           8.410033                -15.90%              20,596           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.736668           10.877534                 1.31%             299,112           2004
Government Bond Fund:        10.726883           10.736668                 0.09%             347,006           2003
Class II - Q/NQ              10.000000           10.726883                 7.27%             191,592           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.502098           10.809357                 2.93%             143,775           2004
Investor Destinations        9.895838            10.502098                 6.13%             162,571           2003
Conservative Fund: Class     10.000000           9.895838                 -1.04%              43,219           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.616601           11.188941                 5.39%             240,796           2004
Investor Destinations        9.494075            10.616601                11.82%             242,387           2003
Moderately Conservative      10.000000           9.494075                 -5.06%              57,606           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.625957           11.447227                 7.73%             362,284           2004
Investor Destinations        8.999570            10.625957                18.07%             300,999           2003
Moderate Fund: Class II -    10.000000           8.999570                -10.00%             102,411           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.654414           11.745826                10.24%             281,769           2004
Investor Destinations        8.553922            10.654414                24.56%             247,166           2003
Moderately Aggressive        10.000000           8.553922                -14.46%              48,463           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.639301           11.931477                12.15%             108,843           2004
Investor Destinations        8.203385            10.639301                29.69%              83,391           2003
Aggressive Fund: Class II    10.000000           8.203385                -17.97%              53,460           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.881482           10.778773                -0.85%             335,579           2004
Market Fund: Class I -       10.995248           10.881482                -1.03%             364,287           2003
Q/NQ                         11.045897           10.995248                -0.46%             354,487           2002
                             10.841575           11.045897                 1.88%             106,990           2001
                             10.395950           10.841575                 4.29%              42,303           2000
                             10.081601           10.395950                 3.12%               7,486           1999
                             10.000000           10.081601                 0.82%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.091753           10.871522                 7.73%              27,486           2004
Nationwide(R) Fund: Class II   8.064506            10.091753                25.14%              27,215           2003
- Q/NQ                       10.000000           8.064506                -19.35%              24,288           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.186220           12.370936                10.59%              16,004           2004
Growth Leaders Fund: Class   7.463213            11.186220                49.88%              22,525           2003
III - Q/NQ                   10.000000           7.463213                -25.37%               2,730           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.462300            10.531670                11.30%              25,807           2004
Fund: Class II - Q/NQ        7.176486            9.462300                 31.85%              24,412           2003
                             10.000000           7.176486                -28.24%              12,820           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.923700           12.569516                15.07%              52,235           2004
Fund: Class II - Q/NQ        7.099346            10.923700                53.87%              51,962           2003
                             10.000000           7.099346                -29.01%              20,652           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.804741           12.622595                16.82%              23,622           2004
Fund: Class II - Q/NQ        7.812843            10.804741                38.29%              18,806           2003
                             10.000000           7.812843                -21.87%               4,315           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.650922           13.255163                 4.78%             137,603           2004
Sector Bond Fund: Class I    11.473014           12.650922                10.27%             119,665           2003
- Q/NQ                       10.881227           11.473014                 5.44%              83,817           2002
                             10.619936           10.881227                 2.46%              11,341           2001
                             10.219313           10.619936                 3.92%               4,020           2000
                             10.231592           10.219313                -0.12%                 744           1999
                             10.000000           10.231592                 2.32%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.166439           14.055507                15.53%               2,354           2004
Risk-Managed Core            10.000000           12.166439                21.66%                 150           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.523855            10.713548                12.49%              70,459           2004
Trust - MFS Mid Cap Growth   7.088490            9.523855                 34.36%              70,063           2003
Series: Service Class -      10.000000           7.088490                -29.12%              23,370           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.789829            10.226135                 4.46%              38,403           2004
Trust - MFS New Discovery    7.459964            9.789829                 31.23%              39,144           2003
Series: Service Class -      10.000000           7.459964                -25.40%              12,944           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.190358           11.508084                12.93%              64,580           2004
Trust - MFS Value Series:    8.308471            10.190358                22.65%              73,618           2003
Service Class - Q/NQ         10.000000           8.308471                -16.92%              26,137           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.066688           13.277135                10.03%               8,889           2004
Management Trust - AMT       9.810192            12.066688                23.00%               8,904           2003
Fasciano Portfolio: Class    10.000000           9.810192                 -1.90%               1,527           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.374023           21.282927                 4.46%               3,899           2004
Management Trust - AMT       10.868422           20.374023                87.46%               3,940           2003
Focus Portfolio: Class S -   10.000000           10.868422                 8.68%                 394           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.988556            9.900293                 -0.88%              48,277           2004
Management Trust - AMT       10.000000           9.988556                 -0.11%              22,237           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.258724                12.59%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.075277           10.564606                 4.86%              83,392           2004
Account Funds -              7.838616            10.075277                28.53%              86,059           2003
Oppenheimer Capital          10.000000           7.838616                -21.61%              42,542           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.194919           16.640631                17.23%              96,473           2004
Account Funds -              10.000000           14.194919                41.95%              79,550           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.798234           12.625019                16.92%              45,722           2004
Account Funds -              7.685241            10.798234                40.51%              60,582           2003
Oppenheimer Global           10.000000           7.685241                -23.15%              43,660           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.992515            10.726443                 7.34%             255,679           2004
Account Funds -              8.035612            9.992515                 24.35%             248,619           2003
Oppenheimer Main Street(R)     10.000000           8.035612                -19.64%             102,039           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.825709           12.611516                 6.64%              68,972           2004
Account Funds -              10.263009           11.825709                15.23%              89,007           2003
Oppenheimer Strategic Bond   10.000000           10.263009                 2.63%              14,099           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.103021           10.341028                 2.36%               9,340           2004
Institutional Funds, Inc.    10.000000           10.103021                 1.03%               9,340           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.740386           23.797997                34.15%              85,641           2004
Institutional Funds, Inc.    13.117202           17.740386                35.25%              91,864           2003
- U.S. Real Estate           13.443112           13.117202                -2.42%              91,615           2002
Portfolio: Class I - Q/NQ    12.445148           13.443112                 8.02%              20,077           2001
                             10.000000           12.445148                 3.84%                  37           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.336837           11.938074                15.49%             231,865           2004
Trust - Comstock             8.037160            10.336837                28.61%             215,783           2003
Portfolio: Class II - Q/NQ   10.000000           8.037160                -19.63%              55,747           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.066790            9.521526                  5.02%              22,655           2004
Trust - Emerging Growth      7.256843            9.066790                 24.94%              28,114           2003
Portfolio: Class II - Q/NQ   10.000000           7.256843                -27.43%              15,401           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.914283            10.802071                 8.95%                   0           2004
Funds - AIM V.I. Basic       7.566522            9.914283                 31.03%                   0           2003
Value Fund: Series II        10.000000           7.566522                -24.33%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.055332           10.510347                 4.53%                   0           2004
Funds - AIM V.I. Capital     7.918284            10.055332                26.99%                   0           2003
Appreciation Fund: Series    10.000000           7.918284                -20.82%                   0           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.427339            9.776119                  3.70%                   0           2004
Funds - AIM V.I. Premier     7.682644            9.427339                 22.71%                   0           2003
Equity Fund: Series II       10.000000           7.682644                -23.17%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.217377           11.170807                 9.33%                   0           2004
Products Series Fund, Inc.   7.863195            10.217377                29.94%                   0           2003
- AllianceBernstein Growth   10.000000           7.863195                -21.37%                   0           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.473601            10.089706                 6.50%                   0           2004
Products Series Fund, Inc.   7.811909            9.473601                 21.27%                   0           2003
- AllianceBernstein Large    10.000000           7.811909                -21.88%                   0           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.422226           13.369789                17.05%                   0           2004
Products Series Fund, Inc.   8.247115            11.422226                38.50%                   0           2003
- AllianceBernstein          10.000000           8.247115                -17.53%                   0           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.394810           11.502998                10.66%                   0           2004
Portfolios, Inc. -           8.185188            10.394810                27.00%                   0           2003
American Century VP Income   10.000000           8.185188                -18.15%                   0           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.726302            10.573469                 8.71%                   0           2004
Portfolios, Inc. -           7.928404            9.726302                 22.68%                   0           2003
American Century VP Ultra    10.000000           7.928404                -20.72%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.895104           12.227972                12.23%                   0           2004
Portfolios, Inc. -           8.604347            10.895104                26.62%                   0           2003
American Century VP Value    10.000000           8.604347                -13.96%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.206041           10.615502                 4.01%                   0           2004
Portfolios II, Inc. -        10.000000           10.206041                 2.06%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.099000           12.458873                12.25%                   0           2004
Portfolios - Emerging        7.672212            11.099000                44.66%                   0           2003
Leaders Portfolio: Service   10.000000           7.672212                -23.28%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.292487            9.677053                  4.14%                   0           2004
Responsible Growth Fund,     7.517227            9.292487                 23.62%                   0           2003
Inc.: Service Shares - Q/NQ  10.000000           7.517227                -24.83%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.917261            10.216264                 3.01%                   0           2004
Investment Fund -            8.349612            9.917261                 18.78%                   0           2003
Appreciation Portfolio:      10.000000           8.349612                -16.50%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.074369           10.844027                 7.64%                   0           2004
- Federated American         8.049443            10.074369                25.16%                   0           2003
Leaders Fund II: Service     10.000000           8.049443                -19.51%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.894163            10.417474                 5.29%                   0           2004
- Federated Capital          8.125085            9.894163                 21.77%                   0           2003
Appreciation Fund II:        10.000000           8.125085                -18.75%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.479182           12.430568                 8.29%                   0           2004
- Federated High Income      9.588070            11.479182                19.72%                   0           2003
Bond Fund II: Service        10.000000           9.588070                 -4.12%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.943828           11.114919                 1.56%                   0           2004
- Federated Quality Bond     10.659835           10.943828                 2.66%                   0           2003
Fund II: Service Shares -    10.000000           10.659835                 6.60%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.443034           11.418711                 9.34%                   0           2004
Insurance Products Fund -    8.170092            10.443034                27.82%                   0           2003
VIP Equity-Income            10.000000           8.170092                -18.30%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.677853            9.810375                  1.37%                   0           2004
Insurance Products Fund -    7.427919            9.677853                 30.29%                   0           2003
VIP Growth Portfolio:        10.000000           7.427919                -25.72%                   0           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.834762           12.069047                11.39%                   0           2004
Insurance Products Fund -    7.707771            10.834762                40.57%                   0           2003
VIP Overseas Portfolio:      10.000000           7.707771                -22.92%                   0           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.855421           12.288548                13.20%                   0           2004
Insurance Products Fund II   8.614138            10.855421                26.02%                   0           2003
- VIP Contrafund(R)            10.000000           8.614138                -13.86%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.629636           14.250749                22.54%                   0           2004
Insurance Products Fund      8.557274            11.629636                35.90%                   0           2003
III - VIP Mid Cap            10.000000           8.557274                -14.43%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.556580           12.932313                11.90%                   0           2004
Insurance Products Fund      7.470696            11.556580                54.69%                   0           2003
III - VIP Value Strategies   10.000000           7.470696                -25.29%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.456941                14.57%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.723703                17.24%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.301852           11.981156                 6.01%                   0           2004
Health Sciences Fund:        8.406045            11.301852                34.45%                   0           2003
Class III - Q/NQ             10.000000           8.406045                -15.94%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.727541           10.862764                 1.26%                   0           2004
Government Bond Fund:        10.723232           10.727541                 0.04%                   0           2003
Class II - Q/NQ              10.000000           10.723232                 7.23%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.491789           10.793259                 2.87%                   0           2004
Investor Destinations        9.891153            10.491789                 6.07%                   0           2003
Conservative Fund: Class     10.000000           9.891153                 -1.09%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.606188           11.172292                 5.34%                   0           2004
Investor Destinations        9.489589            10.606188                11.77%                   0           2003
Moderately Conservative      10.000000           9.489589                 -5.10%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.615527           11.430176                 7.67%                   0           2004
Investor Destinations        8.995312            10.615527                18.01%                   0           2003
Moderate Fund: Class II -    10.000000           8.995312                -10.05%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.643945           11.728326                10.19%                   0           2004
Investor Destinations        8.549857            10.643945                24.49%                   0           2003
Moderately Aggressive        10.000000           8.549857                -14.50%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.628853           11.913697                12.09%                   0           2004
Investor Destinations        8.199498            10.628853                29.63%                   0           2003
Aggressive Fund: Class II    10.000000           8.199498                -18.01%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.664538           10.568302                -0.90%              11,696           2004
Market Fund: Class I -       10.781517           10.664538                -1.08%              14,510           2003
Q/NQ                         10.836691           10.781517                -0.51%              45,596           2002
                             10.641677           10.836691                 1.83%              52,509           2001
                             10.209430           10.641677                 4.23%               6,060           2000
                             10.000000           10.209430                 2.09%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.083182           10.856762                 7.67%                   0           2004
Nationwide(R) Fund: Class II   8.061756            10.083182                25.07%                   0           2003
- Q/NQ                       10.000000           8.061756                -19.38%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.175255           12.352522                10.53%                   0           2004
Growth Leaders Fund: Class   7.459677            11.175255                49.81%                   0           2003
III - Q/NQ                   10.000000           7.459677                -25.40%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.454262            10.517384                11.24%                   0           2004
Fund: Class II - Q/NQ        7.174030            9.454262                 31.78%                   0           2003
                             10.000000           7.174030                -28.26%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.914432           12.552481                15.01%                   0           2004
Fund: Class II - Q/NQ        7.096924            10.914432                53.79%                   0           2003
                             10.000000           7.096924                -29.03%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.795581           12.605492                16.77%                   0           2004
Fund: Class II - Q/NQ        7.810180            10.795581                38.22%                   0           2003
                             10.000000           7.810180                -21.90%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.227805           12.805314                 4.72%                 698           2004
Sector Bond Fund: Class I    11.094926           12.227805                10.21%                 664           2003
- Q/NQ                       10.527978           11.094926                 5.39%                 611           2002
                             10.280419           10.527978                 2.41%               1,734           2001
                             9.897603            10.280419                 3.87%                   0           2000
                             10.000000           9.897603                 -1.02%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.162319           14.043607                15.47%                   0           2004
Risk-Managed Core            10.000000           12.162319                21.62%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.515771            10.699013                12.43%                   0           2004
Trust - MFS Mid Cap Growth   7.086071            9.515771                 34.29%                   0           2003
Series: Service Class -      10.000000           7.086071                -29.14%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.781536            10.212272                 4.40%                   0           2004
Trust - MFS New Discovery    7.457427            9.781536                 31.17%                   0           2003
Series: Service Class -      10.000000           7.457427                -25.43%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.181702           11.492468                12.87%                   0           2004
Trust - MFS Value Series:    8.305633            10.181702                22.59%                   0           2003
Service Class - Q/NQ         10.000000           8.305633                -16.94%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.056469           13.259152                 9.98%                   0           2004
Management Trust - AMT       9.806861            12.056469                22.94%                   0           2003
Fasciano Portfolio: Class    10.000000           9.806861                 -1.93%                   0           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.356789           21.254104                 4.41%                   0           2004
Management Trust - AMT       10.864732           20.356789                87.37%                   0           2003
Focus Portfolio: Class S -   10.000000           10.864732                 8.65%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.985156            9.891887                 -0.93%                   0           2004
Management Trust - AMT       10.000000           9.985156                 -0.15%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.254941                12.55%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.066728           10.550294                 4.80%                   0           2004
Account Funds -              7.835952            10.066728                28.47%                   0           2003
Oppenheimer Capital          10.000000           7.835952                -21.64%                   0           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.190099           16.626541                17.17%               1,496           2004
Account Funds -              10.000000           14.190099                41.90%                 845           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.789075           12.607909                16.86%                   0           2004
Account Funds -              7.682628            10.789075                40.43%                   0           2003
Oppenheimer Global           10.000000           7.682628                -23.17%                   0           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.984055            10.711915                 7.29%                   0           2004
Account Funds -              8.032878            9.984055                 24.29%                   0           2003
Oppenheimer Main Street(R)     10.000000           8.032878                -19.67%                   0           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.815672           12.594409                 6.59%                   0           2004
Account Funds -              10.259512           11.815672                15.17%                   0           2003
Oppenheimer Strategic Bond   10.000000           10.259512                 2.60%                   0           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.099592           10.332268                 2.30%                   0           2004
Institutional Funds, Inc.    10.000000           10.099592                 1.00%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.149186           21.652466                34.08%                 538           2004
Institutional Funds, Inc.    11.946728           16.149186                35.18%                 538           2003
- U.S. Real Estate           12.249784           11.946728                -2.47%                   0           2002
Portfolio: Class I - Q/NQ    11.346213           12.249784                 7.96%                   0           2001
                             10.000000           11.346213                 3.82%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.328081           11.921899                15.43%                   0           2004
Trust - Comstock             8.034432            10.328081                28.55%                   0           2003
Portfolio: Class II - Q/NQ   10.000000           8.034432                -19.66%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.059094            9.508612                  4.96%                   0           2004
Trust - Emerging Growth      7.254368            9.059094                 24.88%                   0           2003
Portfolio: Class II - Q/NQ   10.000000           7.254368                -27.46%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.905882            10.787445                 8.90%              44,687           2004
Funds - AIM V.I. Basic       7.563949            9.905882                 30.96%              34,847           2003
Value Fund: Series II        10.000000           7.563949                -24.36%              13,898           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.046793           10.496094                 4.47%               5,451           2004
Funds - AIM V.I. Capital     7.915583            10.046793                26.92%               5,042           2003
Appreciation Fund: Series    10.000000           7.915583                -20.84%               3,268           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.419338            9.762855                  3.65%               2,597           2004
Funds - AIM V.I. Premier     7.680023            9.419338                 22.65%               2,033           2003
Equity Fund: Series II       10.000000           7.680023                -23.20%                 608           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.208693           11.155640                 9.28%              19,571           2004
Products Series Fund, Inc.   7.860510            10.208693                29.87%              16,219           2003
- AllianceBernstein Growth   10.000000           7.860510                -21.39%               2,393           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.465558            10.076008                 6.45%               9,219           2004
Products Series Fund, Inc.   7.809244            9.465558                 21.21%               7,741           2003
- AllianceBernstein Large    10.000000           7.809244                -21.91%               4,231           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.412519           13.351634                16.99%              23,333           2004
Products Series Fund, Inc.   8.244298            11.412519                38.43%              24,711           2003
- AllianceBernstein          10.000000           8.244298                -17.56%              12,998           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.386009           11.487418                10.60%               7,487           2004
Portfolios, Inc. -           8.182403            10.386009                26.93%               4,423           2003
American Century VP Income   10.000000           8.182403                -18.18%                 782           2002*
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.718035            10.559107                 8.65%              17,253           2004
Portfolios, Inc. -           7.925696            9.718035                 22.61%              20,533           2003
American Century VP Ultra    10.000000           7.925696                -20.74%               1,434           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.885859           12.211383                12.18%              27,013           2004
Portfolios, Inc. -           8.601417            10.885859                26.56%              25,591           2003
American Century VP Value    10.000000           8.601417                -13.99%              16,861           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.202557           10.606483                 3.96%               9,569           2004
Portfolios II, Inc. -        10.000000           10.202557                 2.03%               2,837           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.089562           12.441953                12.20%              11,296           2004
Portfolios - Emerging        7.669589            11.089562                44.59%              10,737           2003
Leaders Portfolio: Service   10.000000           7.669589                -23.30%               2,804           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.284596            9.663913                  4.09%                   0           2004
Responsible Growth Fund,     7.514660            9.284596                 23.55%                 277           2003
Inc.: Service Shares - Q/NQ  10.000000           7.514660                -24.85%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.908839            10.202403                 2.96%              18,841           2004
Investment Fund              8.346767            9.908839                 18.71%              14,625           2003
-Appreciation Portfolio:     10.000000           8.346767                -16.53%               3,227           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.065833           10.829328                 7.59%               3,202           2004
- Federated American         8.046698            10.065833                25.09%               3,202           2003
Leaders Fund II: Service     10.000000           8.046698                -19.53%               1,911           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.885766            10.403340                 5.24%                 664           2004
- Federated Capital          8.122319            9.885766                 21.71%                 664           2003
Appreciation Fund II:        10.000000           8.122319                -18.78%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.469444           12.413700                 8.23%              27,546           2004
- Federated High Income      9.584812            11.469444                19.66%              29,568           2003
Bond Fund II: Service        10.000000           9.584812                 -4.15%               4,947           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.934545           11.099842                 1.51%              57,710           2004
- Federated Quality Bond     10.656222           10.934545                 2.61%              57,281           2003
Fund II: Service Shares -    10.000000           10.656222                 6.56%              18,269           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.434172           11.403215                 9.29%              99,187           2004
Insurance Products Fund -    8.167310            10.434172                27.76%             113,564           2003
VIP Equity-Income            10.000000           8.167310                -18.33%              38,138           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.669636            9.797062                  1.32%              44,695           2004
Insurance Products Fund -    7.425381            9.669636                 30.22%              43,625           2003
VIP Growth Portfolio:        10.000000           7.425381                -25.75%              16,545           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.825551           12.052647                11.34%              40,518           2004
Insurance Products Fund -    7.705133            10.825551                40.50%              31,791           2003
VIP Overseas Portfolio:      10.000000           7.705133                -22.95%              11,503           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.846212           12.271882                13.14%              85,298           2004
Insurance Products Fund II   8.611210            10.846212                25.95%              87,498           2003
- VIP Contrafund(R)            10.000000           8.611210                -13.89%              21,884           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.619784           14.231433                22.48%              40,164           2004
Insurance Products Fund      8.554371            11.619784                35.83%              37,949           2003
III - VIP Mid Cap            10.000000           8.554371                -14.46%               7,132           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.546790           12.914794                11.85%              16,032           2004
Insurance Products Fund      7.468157            11.546790                54.61%              15,579           2003
III - VIP Value Strategies   10.000000           7.468157                -25.32%               6,168           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.453079                14.53%               5,298           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.719770                17.20%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.290741           11.963284                 5.96%              10,055           2004
Health Sciences Fund:        8.402053            11.290741                34.38%               9,735           2003
Class III - Q/NQ             10.000000           8.402053                -15.98%               6,110           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.718448           10.848039                 1.21%              62,357           2004
Government Bond Fund:        10.719586           10.718448                -0.01%              97,096           2003
Class II - Q /NQ             10.000000           10.719586                 7.20%              26,741           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.499391           10.795581                 2.82%              79,660           2004
Investor Destinations        9.903364            10.499391                 6.02%              98,513           2003
Conservative Fund: Class     10.039249           9.903364                 -1.35%              50,900           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.582927           11.142118                 5.28%             116,353           2004
Investor Destinations        9.473594            10.582927                11.71%             124,117           2003
Moderately Conservative      10.060109           9.473594                 -5.83%              33,697           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.548952           11.352722                 7.62%             258,522           2004
Investor Destinations        8.943444            10.548952                17.95%             192,867           2003
Moderate Fund: Class II -    10.069222           8.943444                -11.18%             112,262           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.553956           11.623257                10.13%             139,526           2004
Investor Destinations        8.481877            10.553956                24.43%             156,546           2003
Moderately Aggressive        10.107544           8.481877                -16.08%              37,215           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.495425           11.758161                12.03%              30,945           2004
Investor Destinations        8.100685            10.495425                29.56%              30,045           2003
Aggressive Fund: Class II    10.116319           8.100685                -19.92%               3,279           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.639218           10.537846                -0.95%              60,520           2004
Market Fund: Class I -       10.761392           10.639218                -1.14%              78,913           2003
Q/NQ                         10.821968           10.761392                -0.56%              49,427           2002
                             10.632658           10.821968                 1.78%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.074639           10.842043                 7.62%               8,849           2004
Nationwide(R) Fund: Class II   8.059011            10.074639                25.01%              11,358           2003
- Q/NQ                       10.000000           8.059011                -19.41%               2,478           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.164275           12.334128                10.48%               9,942           2004
Growth Leaders Fund: Class   7.456128            11.164275                49.73%              10,031           2003
III - Q/NQ                   10.000000           7.456128                -25.44%               4,273           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.446250            10.503122                11.19%              13,644           2004
Fund: Class II - Q/NQ        7.171586            9.446250                 31.72%              13,212           2003
                             10.000000           7.171586                -28.28%               1,918           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.905184           12.535451                14.95%              12,580           2004
Fund: Class II - Q/NQ        7.094503            10.905184                53.71%              11,989           2003
                             10.000000           7.094503                -29.05%               1,537           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.786411           12.588380                16.71%              18,700           2004
Fund: Class II - Q/NQ        7.807512            10.786411                38.15%              20,970           2003
                             10.000000           7.807512                -21.92%              10,156           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.198805           12.768454                 4.67%              20,361           2004
Sector Bond Fund: Class I    11.074251           12.198805                10.15%              20,325           2003
- Q/NQ                       10.513712           11.074251                 5.33%              10,063           2002
                             10.271747           10.513712                 2.36%                 977           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.158184           14.031702                15.41%               4,766           2004
Risk-Managed Core            10.000000           12.158184                21.58%               5,085           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.507688            10.684489                12.38%              27,673           2004
Trust - MFS Mid Cap Growth   7.083647            9.507688                 34.22%              27,267           2003
Series: Service Class -      10.000000           7.083647                -29.16%               8,482           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.773225            10.198426                 4.35%               8,860           2004
Trust - MFS New Discovery    7.454879            9.773225                 31.10%               9,574           2003
Series: Service Class -      10.000000           7.454879                -25.45%                 967           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.173073           11.476897                12.82%              27,299           2004
Trust - MFS Value Series:    8.302808            10.173073                22.53%              25,487           2003
Service Class - Q/NQ         10.000000           8.302808                -16.97%              16,845           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.046236           13.241168                 9.92%               4,554           2004
Management Trust - AMT       9.803520            12.046236                22.88%               4,340           2003
Fasciano Portfolio: Class    10.000000           9.803520                 -1.96%               1,228           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.339516           21.225267                 4.35%                 630           2004
Management Trust - AMT       10.861027           20.339516                87.27%               2,149           2003
Focus Portfolio: Class S -   10.000000           10.861027                 8.61%               2,738           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.981747            9.883486                 -0.98%               5,222           2004
Management Trust - AMT       10.000000           9.981747                 -0.18%               3,840           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.251154                12.51%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.058187           10.535969                 4.75%              44,557           2004
Account Funds -              7.833279            10.058187                28.40%              46,639           2003
Oppenheimer Capital          10.000000           7.833279                -21.67%              21,005           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.185285           16.612442                17.11%              38,230           2004
Account Funds -              10.000000           14.185285                41.85%              32,965           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.779925           12.590817                16.80%              39,236           2004
Account Funds -              7.680006            10.779925                40.36%              46,023           2003
Oppenheimer Global           10.000000           7.680006                -23.20%              38,577           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.975566            10.697373                 7.24%              51,445           2004
Account Funds -              8.030134            9.975566                 24.23%              43,529           2003
Oppenheimer Main Street(R)     10.000000           8.030134                -19.70%              29,354           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.805665           12.577343                 6.45%              23,842           2004
Account Funds -              10.256033           11.805665                15.11%              25,181           2003
Oppenheimer Strategic Bond   10.000000           10.256033                 2.56%               5,104           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.096155           10.323495                 2.25%                   0           2004
Institutional Funds, Inc.    10.000000           10.096155                 0.96%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.110938           21.590209                34.01%              44,246           2004
Institutional Funds, Inc.    11.924489           16.110938                35.11%              24,786           2003
- U.S. Real Estate           12.233204           11.924489                -2.52%              11,637           2002
Portfolio: Class I - Q/NQ    11.336655           12.233204                 7.91%                 535           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.319314           11.905725                15.37%             108,711           2004
Trust - Comstock             8.031686            10.319314                28.48%              93,488           2003
Portfolio: Class II - Q/NQ   10.000000           8.031686                -19.68%              16,176           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.051413            9.495711                  4.91%              22,219           2004
Trust - Emerging Growth      7.251893            9.051413                 24.81%              20,874           2003
Portfolio: Class II - Q/NQ   10.000000           7.251893                -27.48%               4,306           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.897461            10.772780                 8.84%              15,306           2004
Funds - AIM V.I. Basic       7.561367            9.897461                 30.90%              17,687           2003
Value Fund: Series II        10.000000           7.561367                -24.39%               7,544           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.038265           10.481842                 4.42%               2,848           2004
Funds - AIM V.I. Capital     7.912879            10.038265                26.86%               2,847           2003
Appreciation Fund: Series    10.000000           7.912879                -20.87%               1,503           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.411332            9.749597                  3.59%               2,546           2004
Funds - AIM V.I. Premier     7.677402            9.411332                 22.58%               2,546           2003
Equity Fund: Series II       10.000000           7.677402                -23.23%               2,546           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.200035           11.140499                 9.22%               8,684           2004
Products Series Fund, Inc.   7.857834            10.200035                29.81%               6,378           2003
- AllianceBernstein Growth   10.000000           7.857834                -21.42%               1,975           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.457514            10.062326                 6.40%              11,896           2004
Products Series Fund, Inc.   7.806581            9.457514                 21.15%              14,870           2003
- AllianceBernstein Large    10.000000           7.806581                -21.93%               8,423           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.402842           13.333520                16.93%              10,238           2004
Products Series Fund, Inc.   8.241495            11.402842                38.36%              12,072           2003
- AllianceBernstein          10.000000           8.241495                -17.59%               5,157           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.377175           11.471820                10.55%               3,349           2004
Portfolios, Inc. -           8.179604            10.377175                26.87%               2,274           2003
American Century VP Income   10.000000           8.179604                -18.20%               1,172           2002*
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.709788            10.544785                 8.60%               2,666           2004
Portfolios, Inc. -           7.922989            9.709788                 22.55%               2,562           2003
American Century VP Ultra    10.000000           7.922989                -20.77%               1,812           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.876604           12.194788                12.12%              41,067           2004
Portfolios, Inc. -           8.598478            10.876604                26.49%              41,411           2003
American Century VP Value    10.000000           8.598478                -14.02%              32,259           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.199070           10.597463                 3.91%              19,558           2004
Portfolios II, Inc. -        10.000000           10.199070                 1.99%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.080168           12.425083                12.14%               1,158           2004
Portfolios - Emerging        7.666986            11.080168                44.52%               3,776           2003
Leaders Portfolio: Service   10.000000           7.666986                -23.33%               3,560           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.276719            9.650802                  4.03%                   0           2004
Responsible Growth Fund,     7.512102            9.276719                 23.49%                   0           2003
Inc.: Service Shares - Q/NQ  10.000000           7.512102                -24.88%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.900442            10.188565                 2.91%               4,540           2004
Investment Fund              8.343929            9.900442                 18.65%               4,438           2003
-Appreciation Portfolio:     10.000000           8.343929                -16.56%               2,933           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.057283           10.814626                 7.53%                 548           2004
- Federated American         8.043954            10.057283                25.03%               1,127           2003
Leaders Fund II: Service     10.000000           8.043954                -19.56%               1,127           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.877373            10.389216                 5.18%               1,961           2004
- Federated Capital          8.119551            9.877373                 21.65%               1,961           2003
Appreciation Fund II:        10.000000           8.119551                -18.80%               1,276           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.459710           12.396863                 8.18%               5,349           2004
- Federated High Income      9.581547            11.459710                19.60%              12,723           2003
Bond Fund II: Service        10.000000           9.581547                 -4.18%               1,345           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.925276           11.084790                 1.46%              11,950           2004
- Federated Quality Bond     10.652603           10.925276                 2.56%              15,203           2003
Fund II: Service Shares -    10.000000           10.652603                 6.53%               9,901           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.425297           11.387718                 9.23%              52,971           2004
Insurance Products Fund -    8.164523            10.425297                27.69%              57,229           2003
VIP Equity-Income            10.000000           8.164523                -18.35%              30,777           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.661426            9.783753                  1.27%              18,613           2004
Insurance Products Fund -    7.422855            9.661426                 30.16%              17,115           2003
VIP Growth Portfolio:        10.000000           7.422855                -25.77%               6,509           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.816363           12.036287                11.28%              10,160           2004
Insurance Products Fund -    7.702512            10.816363                40.43%              15,789           2003
VIP Overseas Portfolio:      10.000000           7.702512                -22.97%               9,723           2002*
Service Class 2R- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.836992           12.255217                13.09%              26,510           2004
Insurance Products Fund II   8.608264            10.836992                25.89%              23,224           2003
- VIP Contrafund(R)            10.000000           8.608264                -13.92%               9,082           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.609925           14.212139                22.41%              13,348           2004
Insurance Products Fund      8.551452            11.609925                35.77%              15,332           2003
III - VIP Mid Cap            10.000000           8.551452                -14.49%               6,840           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.536990           12.897254                11.79%               5,812           2004
Insurance Products Fund      7.465607            11.536990                54.54%               5,137           2003
III - VIP Value Strategies   10.000000           7.465607                -25.34%               1,525           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.449228                14.49%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.715831                17.16%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.279637           11.945446                 5.90%              24,617           2004
Health Sciences Fund:        8.398056            11.279637                34.31%              13,279           2003
Class III - Q/NQ             10.000000           8.398056                -16.02%               2,964           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.709351           10.833311                 1.16%              30,578           2004
Government Bond Fund:        10.715948           10.709351                -0.06%              35,775           2003
Class II - Q /NQ             10.000000           10.715948                 7.16%              17,640           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.471187           10.761107                 2.77%               4,228           2004
Investor Destinations        9.881785            10.471187                 5.96%              16,160           2003
Conservative Fund: Class     10.000000           9.881785                 -1.18%              18,983           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.585351           11.139003                 5.23%             140,083           2004
Investor Destinations        9.480584            10.585351                11.65%             159,647           2003
Moderately Conservative      10.000000           9.480584                 -5.19%             168,373           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.594686           11.396138                 7.56%             113,858           2004
Investor Destinations        8.986775            10.594686                17.89%             110,682           2003
Moderate Fund: Class II -    10.000000           8.986775                -10.13%              54,937           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.623053           11.693395                10.08%              80,711           2004
Investor Destinations        8.541750            10.623053                24.37%              80,222           2003
Moderately Aggressive        10.000000           8.541750                -14.58%              39,149           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.607956           11.878188                11.97%              48,838           2004
Investor Destinations        8.191707            10.607956                29.50%              48,710           2003
Aggressive Fund: Class II    10.000000           8.191707                -18.08%              38,212           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.613949           10.507467                -1.00%              98,416           2004
Market Fund: Class I -       10.741301           10.613949                -1.19%             119,753           2003
Q/NQ                         10.807263           10.741301                -0.61%             124,683           2002
                             10.623647           10.807263                 1.73%              72,903           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.066083           10.827330                 7.56%               6,398           2004
Nationwide(R) Fund: Class II   8.056265            10.066083                24.95%               6,324           2003
- Q/NQ                       10.000000           8.056265                -19.44%               3,292           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.153278           12.315703                10.42%              14,805           2004
Growth Leaders Fund: Class   7.452579            11.153278                49.66%              16,247           2003
III - Q/NQ                   10.000000           7.452579                -25.47%               1,196           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.438241            10.488879                11.13%               2,105           2004
Fund: Class II - Q/NQ        7.169139            9.438241                 31.65%               2,634           2003
                             10.000000           7.169139                -28.31%               1,731           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.895911           12.518422                14.89%               2,540           2004
Fund: Class II - Q/NQ        7.092082            10.895911                53.63%               4,491           2003
                             10.000000           7.092082                -29.08%               2,251           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.777250           12.571295                16.65%              22,937           2004
Fund: Class II - Q/NQ        7.804846            10.777250                38.08%              21,102           2003
                             10.000000           7.804846                -21.95%              14,804           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.169900           12.731721                 4.62%              29,491           2004
Sector Bond Fund: Class I    11.053628           12.169900                10.10%              32,363           2003
- Q/NQ                       10.499466           11.053628                 5.28%              27,722           2002
                             10.263086           10.499466                 2.30%               8,541           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.154059           14.019804                15.35%                   0           2004
Risk-Managed Core            10.000000           12.154059                21.54%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.499597            10.669951                12.32%              15,609           2004
Trust - MFS Mid Cap Growth   7.081227            9.499597                 34.15%              16,397           2003
Series: Service Class -      10.000000           7.081227                -29.19%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.764932            10.184579                 4.30%               4,266           2004
Trust - MFS New Discovery    7.452336            9.764932                 31.03%               3,876           2003
Series: Service Class -      10.000000           7.452336                -25.48%               2,612           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.164432           11.461310                12.76%               1,708           2004
Trust - MFS Value Series:    8.299980            10.164432                22.46%                 628           2003
Service Class - Q/NQ         10.000000           8.299980                -17.00%                 422           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.036021           13.223200                 9.86%                   0           2004
Management Trust - AMT       9.800182            12.036021                22.81%                   0           2003
Fasciano Portfolio: Class    10.000000           9.800182                 -2.00%                   0           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.322303           21.196506                 4.30%                   0           2004
Management Trust - AMT       10.857340           20.322303                87.18%                   0           2003
Focus Portfolio: Class S -   10.000000           10.857340                 8.57%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.978359            9.875108                 -1.03%              25,019           2004
Management Trust - AMT       10.000000           9.978359                 -0.22%               4,396           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.247371                12.47%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.049644           10.521678                 4.70%              49,172           2004
Account Funds -              7.830605            10.049644                28.34%              48,900           2003
Oppenheimer Capital          10.000000           7.830605                -21.69%              38,025           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.180467           16.598363                17.05%              38,640           2004
Account Funds -              10.000000           14.180467                41.80%              28,999           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.770768           12.573729                16.74%              28,425           2004
Account Funds -              7.677386            10.770768                40.29%              29,267           2003
Oppenheimer Global           10.000000           7.677386                -23.23%              38,792           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.967086            10.682830                 7.18%              13,640           2004
Account Funds -              8.027393            9.967086                 24.16%              13,001           2003
Oppenheimer Main Street(R)     10.000000           8.027393                -19.73%               7,986           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.795636           12.560267                 6.48%               6,540           2004
Account Funds -              10.252549           11.795636                15.05%               9,845           2003
Oppenheimer Strategic Bond   10.000000           10.252549                 2.53%               1,991           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.092718           10.314724                 2.20%                 105           2004
Institutional Funds, Inc.    10.000000           10.092718                 0.93%                 162           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.072738           21.528056                33.94%              33,842           2004
Institutional Funds, Inc.    11.902270           16.072738                35.04%              47,501           2003
- U.S. Real Estate           12.216634           11.902270                -2.57%              41,922           2002
Portfolio: Class I - Q/NQ    11.327088           12.216634                 7.85%               4,573           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.310551           11.889563                15.31%              33,922           2004
Trust - Comstock             8.028951            10.310551                28.42%              38,871           2003
Portfolio: Class II - Q/NQ   10.000000           8.028951                -19.71%              21,379           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.043712            9.482808                  4.86%              16,131           2004
Trust - Emerging Growth      7.249419            9.043712                 24.75%              17,932           2003
Portfolio: Class II - Q/NQ   10.000000           7.249419                -27.51%              11,412           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.880656            10.743540                 8.73%              15,911           2004
Funds - AIM V.I. Basic       7.556209            9.880656                 30.76%              16,162           2003
Value Fund: Series II        10.000000           7.556209                -24.44%               8,804           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.021218           10.453389                 4.31%               1,401           2004
Funds - AIM V.I. Capital     7.907483            10.021218                26.73%               1,836           2003
Appreciation Fund: Series    10.000000           7.907483                -20.93%                 260           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.395337            9.723116                  3.49%               2,426           2004
Funds - AIM V.I. Premier     7.672159            9.395337                 22.46%               2,426           2003
Equity Fund: Series II       10.000000           7.672159                -23.28%               1,522           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.182701           11.110256                 9.11%                 304           2004
Products Series Fund, Inc.   7.852473            10.182701                29.68%                 304           2003
- AllianceBernstein Growth   10.000000           7.852473                -21.48%                   0           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.441441            10.034996                 6.29%               5,085           2004
Products Series Fund, Inc.   7.801254            9.441441                 21.02%               5,104           2003
- AllianceBernstein Large    10.000000           7.801254                -21.99%               3,741           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.383477           13.297328                16.81%               9,199           2004
Products Series Fund, Inc.   8.235872            11.383477                38.22%               7,775           2003
- AllianceBernstein          10.000000           8.235872                -17.64%               2,024           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.359545           11.440656                10.44%               3,572           2004
Portfolios, Inc. -           8.174024            10.359545                26.74%               1,404           2003
American Century VP Income   10.000000           8.174024                -18.26%                 888           2002*
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.693291            10.516146                 8.49%               1,865           2004
Portfolios, Inc. -           7.917585            9.693291                 22.43%               1,716           2003
American Century VP Ultra    10.000000           7.917585                -20.82%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.858142           12.161703                12.01%              35,709           2004
Portfolios, Inc. -           8.592617            10.858142                26.37%              36,769           2003
American Century VP Value    10.000000           8.592617                -14.07%              16,754           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.192099           10.579432                 3.80%               1,383           2004
Portfolios II, Inc. -        10.000000           10.192009                 1.92%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.061345           12.391345                12.02%               1,883           2004
Portfolios - Emerging        7.661747            11.061345                44.37%               1,718           2003
Leaders Portfolio: Service   10.000000           7.661747                -23.38%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.260971            9.624597                  3.93%                 185           2004
Responsible Growth Fund,     7.506973            9.260971                 23.36%                 185           2003
Inc.: Service Shares - Q/NQ  10.000000           7.506973                -24.93%                 185           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.883619            10.160906                 2.81%               5,067           2004
Investment Fund              8.338234            9.883619                 18.53%               4,735           2003
-Appreciation Portfolio:     10.000000           8.338234                -16.62%               2,834           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.040204           10.785276                 7.42%                   0           2004
- Federated American         8.038467            10.040204                24.90%                   0           2003
Leaders Fund II: Service     10.000000           8.038467                -19.62%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.860592            10.361019                 5.08%               3,768           2004
- Federated Capital          8.114008            9.860592                 21.53%               3,768           2003
Appreciation Fund II:        10.000000           8.114008                -18.86%               1,646           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.440252           12.363213                 8.07%               3,534           2004
- Federated High Income      9.575028            11.440252                19.48%               4,480           2003
Bond Fund II: Service        10.000000           9.575028                 -4.25%                 444           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.906708           11.054682                 1.36%              16,320           2004
- Federated Quality Bond     10.645349           10.906708                 2.46%              14,620           2003
Fund II: Service Shares -    10.000000           10.645349                 6.45%               3,691           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.407582           11.356793                 9.12%              53,604           2004
Insurance Products Fund -    8.158949            10.407582                27.56%              46,470           2003
VIP Equity-Income            10.000000           8.158949                -18.41%              10,622           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.645013            9.757193                  1.16%               8,541           2004
Insurance Products Fund -    7.417784            9.645013                 30.03%               9,356           2003
VIP Growth Portfolio:        10.000000           7.417784                -25.82%                 361           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.798013           12.003650                11.17%              23,148           2004
Insurance Products Fund -    7.697965            10.798013                40.28%              21,573           2003
VIP Overseas Portfolio:      10.000000           7.697965                -23.02%               2,302           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.818595           12.221954                12.97%              35,558           2004
Insurance Products Fund II   8.602399            10.818595                25.76%              34,281           2003
- VIP Contrafund(R)            10.000000           8.602399                -13.98%              12,571           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.590198           14.173560                22.29%              19,842           2004
Insurance Products Fund      8.545619            11.590198                35.63%              15,703           2003
III - VIP Mid Cap            10.000000           8.545619                -14.54%               4,362           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.517386           12.862234                11.68%               6,846           2004
Insurance Products Fund      7.460508            11.517386                54.38%               4,499           2003
III - VIP Value Strategies   10.0000000          7.460508                -25.39%               1,880           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.441520                14.42%                 145           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.707931                17.08%               1,010           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.257465           11.909823                 5.79%               6,076           2004
Health Sciences Fund:        8.390084            11.257465                34.18%               1,510           2003
Class III - Q/NQ             10.000000           8.390084                -16.10%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.691166           10.803901                 1.05%              41,180           2004
Government Bond Fund:        10.708659           10.691166                -0.16%              45,709           2003
Class II - Q /NQ             10.000000           10.708659                 7.09%              33,203           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.450593           10.729004                 2.66%                 711           2004
Investor Destinations        9.872402            10.450593                 5.86%                 693           2003
Conservative Fund: Class     10.000000           9.872402                 -1.28%                 672           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.564539           11.105782                 5.12%              16,190           2004
Investor Destinations        9.471588            10.564539                11.54%              16,191           2003
Moderately Conservative      10.000000           9.471588                 -5.28%              10,204           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.573837           11.362127                 7.46%              23,208           2004
Investor Destinations        8.978240            10.573837                17.77%              25,085           2003
Moderate Fund: Class II -    10.000000           8.978240                -10.22%              59,028           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.602160           11.658524                 9.96%              30,233           2004
Investor Destinations        8.533634            10.602160                24.24%              28,375           2003
Moderately Aggressive        10.000000           8.533634                -14.66%              22,385           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.587104           11.842767                11.86%               6,755           2004
Investor Destinations        8.183923            10.587104                29.36%               6,780           2003
Aggressive Fund: Class II    10.000000           8.183923                -18.16%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.563553           10.446928                -1.10%               1,589           2004
Market Fund: Class I -       10.701197           10.563553                -1.29%               1,570           2003
Q/NQ                         10.777889           10.701197                -0.71%               7,530           2002
                             10.605632           10.777889                 1.62%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.048992           10.797941                 7.45%               3,604           2004
Nationwide(R) Fund: Class II   8.050768            10.048992                24.82%               4,251           2003
- Q/NQ                       10.000000           8.050768                -19.49%                 659           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      13.131364           12.278996                10.31%               2,021           2004
Growth Leaders Fund: Class   7.445495            11.131364                49.50%               1,325           2003
III - Q/NQ                   10.000000           7.445495                -25.55%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.422196            10.460391                11.02%               2,482           2004
Fund: Class II - Q/NQ        7.164247            9.422196                 31.52%               2,388           2003
                             10.000000           7.164247                -28.36%                 813           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.877427           12.484462                14.77%               6,972           2004
Fund: Class II - Q/NQ        7.087240            10.877427                53.48%               7,076           2003
                             10.000000           7.087240                -29.13%               3,158           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.758954           12.537176                16.53%              23,168           2004
Fund: Class II - Q/NQ        7.799526            10.758954                37.94%              21,750           2003
                             10.000000           7.799526                -22.00%               7,664           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.112226           12.658477                 4.51%              11,502           2004
Sector Bond Fund: Class I    11.012457           12.112226                 9.99%              12,906           2003
- Q/NQ                       10.471032           11.012457                 5.17%               4,068           2002
                             10.245769           10.471032                 2.20%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.145798           13.996013                15.23%               4,498           2004
Risk-Managed Core            10.000000           12.145798                21.46%               3,424           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.483473            10.641002                12.21%              15,793           2004
Trust - MFS Mid Cap Growth   7.076398            9.483473                 34.02%              15,813           2003
Series: Service Class -      10.000000           7.076398                -29.24%               3,798           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.748341            10.156918                 4.19%               9,638           2004
Trust - MFS New Discovery    7.447255            9.748341                 30.90%               9,638           2003
Series: Service Class -      10.000000           7.447255                -25.53%               2,380           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.147167           11.430198                12.64%               9,369           2004
Trust - MFS Value Series:    8.294320            10.147167                22.34%               9,645           2003
Service Class - Q/NQ         10.000000           8.294320                -17.06%               4,041           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.015569           13.187290                 9.75%                 982           2004
Management Trust - AMT       9.793499            12.015569                22.69%                 822           2003
Fasciano Portfolio: Class    10.000000           9.793499                 -2.07%                   0           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.287839           21.139015                 4.20%               1,157           2004
Management Trust - AMT       10.849949           20.287839                86.99%                   0           2003
Focus Portfolio: Class S -   10.000000           10.849949                 8.50%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.971565            9.858331                 -1.14%                   0           2004
Management Trust - AMT       10.000000           9.971565                 -0.28%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.239804                12.40%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.032576           10.493100                 4.59%              20,205           2004
Account Funds -              7.825260            10.032576                28.21%              18,821           2003
Oppenheimer Capital          10.000000           7.825260                -21.75%               7,509           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.170841           16.570216                16.93%              20,744           2004
Account Funds -              10.000000           14.170841                41.71%              14,981           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.752496           12.539612                16.62%              11,554           2004
Account Funds -              7.672153            10.752496                40.15%              14,326           2003
Oppenheimer Global           10.000000           7.672153                -23.28%              15,897           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.950172            10.653846                 7.07%              14,689           2004
Account Funds -              8.021928            9.950172                 24.04%              15,281           2003
Oppenheimer Main Street(R)     10.000000           8.021928                -19.78%               6,833           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.775598           12.526176                 6.37%              10,838           2004
Account Funds -              10.245554           11.775598                14.93%              13,638           2003
Oppenheimer Strategic Bond   10.000000           10.245554                 2.46%               1,809           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.085843           10.297210                 2.10%               3,467           2004
Institutional Funds, Inc.    10.000000           10.085843                 0.86%               2,547           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.996561           21.404236                33.81%              14,227           2004
Institutional Funds, Inc.    11.857917           15.996561                34.90%              14,458           2003
- U.S. Real Estate           12.183524           11.857917                -2.67%              12,053           2002
Portfolio: Class I - Q/NQ    11.307986           12.183528                 7.74%               1,582           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.293049           11.857297                15.20%              49,174           2004
Trust - Comstock             8.023481            10.293049                28.29%              41,688           2003
Portfolio: Class II - Q/NQ   10.000000           8.023481                -19.77%              16,007           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.028350            9.457059                  4.75%              13,265           2004
Trust - Emerging Growth      7.244473            9.028350                 24.62%               8,313           2003
Portfolio: Class II - Q/NQ   10.000000           7.244473                -27.56%               2,760           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.95%)

   (Variable account charges of 1.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.872249            10.728937                 8.68%             111,291           2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.012703           10.439181                 4.26%              31,137           2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.387340            9.709884                  3.44%              24,288           2004
Funds - AIM V.I. Premier
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.174055           11.095173                 9.05%              45,279           2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.433404            10.021339                 6.23%              78,145           2004
Products Series Fund, Inc.
- AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.373803           13.279263                16.75%              57,520           2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.350739           11.425127                10.38%              19,246           2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.685041            10.501849                 8.43%              34,381           2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.848908           12.145172                11.95%              85,369           2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.188610           10.570422                 3.75%               2,540           2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.051925           12.374493                11.97%              15,766           2004
Portfolios - Emerging
Leaders Portfolio: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.253076            9.611513                  3.87%               4,065           2004
Responsible Growth Fund,
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.875216            10.147079                 2.75%              26,923           2004
Investment Fund
-Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.031658           10.770603                 7.37%               8,641           2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.852213            10.346933                 5.02%              32,787           2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.430529           12.346411                 8.01%              33,636           2004
- Federated High Income
Bond Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.897441           11.039656                 1.31%             126,017           2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.398741           11.341364                 9.06%             153,455           2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.636814            9.743940                  1.11%              38,622           2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.788836           11.987343                11.11%             119,123           2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.809398           12.205342                12.91%             202,867           2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.580371           14.154327                22.23%              99,094           2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.507595           12.844759                11.62%              34,334           2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.437668                14.38%               1,705           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.703984                17.04%                 214           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.246360           11.892009                 5.74%              10,977           2004
Health Sciences Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.682068           10.789210                 1.00%             225,562           2004
Government Bond Fund:
Class II - Q /NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.440308           10.712983                 2.61%              33,949           2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.554142           11.089202                 5.07%              83,568           2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.563437           11.345172                 7.40%             292,569           2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.591735           11.641115                 9.91%             198,456           2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.576701           11.825111                11.80%             174,709           2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.538430           10.416772                -1.15%              74,944           2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.040451           10.783269                 7.40%              12,164           2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.120418           12.260664                10.25%               4,327           2004
Growth Leaders Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.414183            10.446164                10.96%              28,221           2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.868165           12.467490                14.72%              27,828           2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.749809           12.520138                16.47%              36,201           2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.083481           12.621996                 4.46%              66,616           2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.141666           13.984139                15.17%                   0           2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.475409            10.626531                12.15%              44,935           2004
Trust - MFS Mid Cap Growth
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.740037            10.143088                 4.14%              36,388           2004
Trust - MFS New Discovery
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.138536           11.414661                12.59%              42,404           2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.005361           13.169378                 9.70%              17,044           2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.270617           21.110299                 4.14%               4,744           2004
Management Trust - AMT
Focus Portfolio: Class S -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.968174            9.849942                 -1.19%               2,381           2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.236012                12.36%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.024033           10.478828                 4.54%              81,278           2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.166030           16.556153                16.87%              40,081           2004
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.743349           12.522559                16.56%              73,202           2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.941720            10.639379                 7.02%              48,254           2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.765586           12.509141                 6.32%              66,888           2004
Account Funds -
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.082409           10.288472                 2.04%                 839           2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.958607           21.342572                33.74%              45,257           2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.284294           11.841186                15.14%             223,553           2004
Trust - Comstock
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.020673            9.444196                  4.70%              42,995           2004
Trust - Emerging Growth
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.00%)

   (Variable account charges of 2.00% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.863840            10.714323                 8.62%                 270           2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.004161           10.424961                 4.21%                   0           2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.379369            9.696697                  3.38%                   0           2004
Funds - AIM V.I. Premier
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.165391           11.080067                 9.00%                   0           2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.425391            10.007723                 6.18%                 154           2004
Products Series Fund, Inc.
- AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.364139           13.261219                16.69%               1,731           2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.341939           11.409578                10.32%               2,439           2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.676805            10.487569                 8.38%               6,195           2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.839685           12.128661                11.89%              15,252           2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.185123           10.561415                 3.69%                   0           2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.042541           12.357689                11.91%               1,974           2004
Portfolios - Emerging
Leaders Portfolio: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.245197            9.598411                  3.82%                   0           2004
Responsible Growth Fund,
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.866813            10.133277                 2.70%                   0           2004
Investment Fund
-Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.023120           10.755946                 7.31%                   0           2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.843836            10.332866                 4.97%                   0           2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.420799           12.329619                 7.96%               1,043           2004
- Federated High Income
Bond Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.888164           11.024638                 1.25%               1,604           2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.389887           11.325942                 9.01%               5,732           2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.628597            9.730654                  1.06%               2,816           2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.779633           11.971002                11.05%               6,053           2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.800203           12.188735                12.86%              10,833           2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.570497           14.135056                22.16%               6,480           2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.497815           12.827303                11.56%                 170           2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.433814                14.34%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.700031                17.00%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.235294           11.874251                 5.69%               2,014           2004
Health Sciences Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.672982           10.774530                 0.95%               2,509           2004
Government Bond Fund:
Class II - Q /NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.430034           10.696990                 2.56%                   0           2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.543755           11.072641                 5.02%               9,591           2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.553029           11.328215                 7.35%              13,744           2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.581287           11.623715                 9.85%               7,239           2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.566284           11.807448                11.75%                   0           2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.513346           10.386676                -1.20%               7,318           2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.031913           10.768609                 7.34%                   0           2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.109474           12.242350                10.20%                   0           2004
Growth Leaders Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.406171            10.431949                10.91%                 104           2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.858926           12.450524                14.66%                 561           2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.740667           12.503117                16.41%               9,817           2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.054794           12.585616                 4.40%                 115           2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.137534           13.972243                15.12%                   0           2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.467346            10.612066                12.09%               9,257           2004
Trust - MFS Mid Cap Growth
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.731775            10.129320                 4.09%                 146           2004
Trust - MFS New Discovery
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.129902           11.399122                12.53%               6,143           2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.995155           13.151477                 9.64%               1,523           2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.253410           21.081636                 4.09%                   0           2004
Management Trust - AMT
Focus Portfolio: Class S -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.964766            9.841564                 -1.24%                   0           2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.232231                12.32%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.015505           10.464570                 4.48%               2,671           2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.161203           16.542076                16.81%               2,293           2004
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.734207           12.505535                16.50%               2,900           2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.933245            10.624882                 6.96%               8,036           2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.755578           12.492130                 6.27%                 261           2004
Account Funds -
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.078970           10.279707                 1.99%                   0           2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.920683           21.280993                33.67%                 581           2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.275537           11.825073                15.08%               2,299           2004
Trust - Comstock
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.013004            9.431361                  4.64%               4,866           2004
Trust - Emerging Growth
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.855463            10.699762                 8.57%              34,094           2004
Funds - AIM V.I. Basic       7.548472            9.855463                 30.56%              29,822           2003
Value Fund: Series II        10.000000           7.548472                -24.52%              14,360           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.995653            10.410781                 4.15%              19,162           2004
Funds - AIM V.I. Capital     7.899382            9.995653                 26.54%              26,123           2003
Appreciation Fund: Series    10.000000           7.899382                -21.01%               6,621           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.371377            9.683481                  3.33%              38,251           2004
Funds - AIM V.I. Premier     7.664296            9.371377                 22.27%              40,322           2003
Equity Fund: Series II       10.000000           7.664296                -23.36%              34,996           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.156747           11.064992                 8.94%              33,225           2004
Products Series Fund, Inc.   7.844425            10.156747                29.48%              31,787           2003
- AllianceBernstein Growth   10.000000           7.844425                -21.56%               4,098           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.417370            9.994107                  6.12%              29,530           2004
Products Series Fund, Inc.   7.793257            9.417370                 20.84%              28,448           2003
- AllianceBernstein Large    10.000000           7.793257                -22.07%              17,374           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.354465           13.243174                16.63%              56,252           2004
Products Series Fund, Inc.   8.227439            11.354465                38.01%              57,135           2003
- AllianceBernstein          10.000000           8.227439                -17.73%              19,683           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.333122           11.394039                10.27%              29,475           2004
Portfolios, Inc. -           8.165648            10.333122                26.54%              32,844           2003
American Century VP Income   10.000000           8.165648                -18.34%              19,225           2002*
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.668571            10.473288                 8.32%              21,336           2004
Portfolios, Inc. -           7.909468            9.668571                 22.24%              19,979           2003
American Century VP Ultra    10.000000           7.909468                -20.91%               5,898           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.830458           12.112158                11.83%              52,863           2004
Portfolios, Inc. -           8.583822            10.830458                26.17%              54,241           2003
American Century VP Value    10.000000           8.583822                -14.16%              18,124           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.181634           10.552410                 3.64%               6,006           2004
Portfolios II, Inc. -        10.000000           10.181634                 1.82%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.033130           12.340849                11.85%               8,773           2004
Portfolios - Emerging        7.653887            11.033130                44.15%              13,555           2003
Leaders Portfolio: Service   10.000000           7.653887                -23.46%               5,345           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.237323            9.585358                  3.77%               3,530           2004
Responsible Growth Fund,     7.499266            9.237323                 23.18%               3,530           2003
Inc.: Service Shares - Q/NQ  10.000000           7.499266                -25.01%               3,025           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.858402            10.119482                 2.65%              87,046           2004
Investment Fund              8.329690            9.858402                 18.35%              85,101           2003
-Appreciation Portfolio:     10.000000           8.329690                -16.70%              43,887           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.014593           10.741321                 7.26%               3,654           2004
- Federated American         8.030234            10.014593                24.71%                 771           2003
Leaders Fund II: Service     10.000000           8.030234                -19.70%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.835441            10.318778                 4.91%              11,525           2004
- Federated Capital          8.105694            9.835441                 21.34%              11,778           2003
Appreciation Fund II:        10.000000           8.105694                -18.94%               8,513           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.411095           12.312848                 7.90%              47,306           2004
- Federated High Income      9.565241            11.411095                19.30%              49,461           2003
Bond Fund II: Service        10.000000           9.565241                 -4.35%              28,579           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.878897           11.009630                 1.20%              63,065           2004
- Federated Quality Bond     10.634467           10.878897                 2.30%              88,483           2003
Fund II: Service Shares -    10.000000           10.634467                 6.34%              30,838           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.381042           11.310508                 8.95%              68,077           2004
Insurance Products Fund -    8.150588            10.381042                27.37%              65,814           2003
VIP Equity-Income            10.000000           8.150588                -18.49%              26,086           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.620415            9.717429                  1.01%              70,373           2004
Insurance Products Fund -    7.410187            9.620415                 29.83%              71,132           2003
VIP Growth Portfolio:        10.000000           7.410187                -25.90%              41,119           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.770473           11.954732                11.00%              74,256           2004
Insurance Products Fund -    7.689363            10.770473                40.07%              63,825           2003
VIP Overseas Portfolio:      10.000000           7.689363                -23.11%              21,093           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.790997           12.172139                12.80%              94,811           2004
Insurance Products Fund II   8.593584            10.790997                25.57%              84,862           2003
- VIP Contrafund(R)            10.000000           8.593584                -14.06%              27,508           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.560663           14.115838                22.10%              81,470           2004
Insurance Products Fund      8.536882            11.560663                35.42%              79,228           2003
III - VIP Mid Cap            10.000000           8.536882                -14.63%              50,813           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.488020           12.809829                11.51%              15,324           2004
Insurance Products Fund      7.452860            11.488020                54.14%              17,038           2003
III - VIP Value Strategies   10.000000           7.452860                -25.47%               3,243           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.429957                14.30%                 246           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.696090                16.96%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.224213           11.856486                 5.63%              12,112           2004
Health Sciences Fund:        8.378093            11.224213                33.97%              10,146           2003
Class III - Q/NQ             10.000000           8.378093                -16.22%               4,021           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.663894           10.759854                 0.90%             102,124           2004
Government Bond Fund:        10.697710           10.663894                -0.32%             109,725           2003
Class II - Q /NQ             10.000000           10.697710                 6.98%              73,002           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.419761           10.681004                 2.51%              18,189           2004
Investor Destinations        9.858342            10.419761                 5.69%              17,106           2003
Conservative Fund: Class     10.000000           9.858342                 -1.42%                 803           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.533364           11.056083                 4.96%             122,078           2004
Investor Destinations        9.458089            10.533364                11.37%             115,160           2003
Moderately Conservative      10.000000           9.458089                 -5.42%              18,956           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.542661           11.311318                 7.29%             119,177           2004
Investor Destinations        8.965450            10.542661                17.59%             120,867           2003
Moderate Fund: Class II -    10.000000           8.965450                -10.35%              27,341           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.570861           11.606341                 9.80%             122,254           2004
Investor Destinations        8.521461            10.570861                24.05%             111,565           2003
Moderately Aggressive        10.000000           8.521461                -14.79%             114,401           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.555870           11.789789                11.69%              68,535           2004
Investor Destinations        8.172252            10.555870                29.17%              69,494           2003
Aggressive Fund: Class II    10.000000           8.172252                -18.28%              26,952           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.488319           10.356664                -1.26%              69,915           2004
Market Fund: Class I -       10.641254           10.488319                -1.44%              98,774           2003
Q/NQ                         10.733926           10.641254                -0.86%             126,491           2002
                             10.578635           10.733926                 1.47%               9,851           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.023361           10.753942                 7.29%              11,644           2004
Nationwide(R) Fund: Class II   8.042520            10.023361                24.63%              10,399           2003
- Q/NQ                       10.000000           8.042520                -19.57%               3,200           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.098513           12.224041                10.14%               7,240           2004
Growth Leaders Fund: Class   7.434874            11.098513                49.28%               5,044           2003
III - Q/NQ                   10.000000           7.434874                -25.65%               1,851           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.398171            10.417768                10.85%              20,850           2004
Fund: Class II - Q/NQ        7.156898            9.398171                 31.32%              21,214           2003
                             10.000000           7.156898                -28.43%              10,001           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.849698           12.433603                14.60%              24,102           2004
Fund: Class II - Q/NQ        7.079974            10.849698                53.24%              24,897           2003
                             10.000000           7.079974                -29.20%              15,868           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.731531           12.486113                16.35%              31,234           2004
Fund: Class II - Q/NQ        7.791534            10.731531                37.73%              33,953           2003
                             10.000000           7.791534                -22.08%              14,391           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.026120           12.549283                 4.35%              48,561           2004
Sector Bond Fund: Class I    10.950902           12.026120                 9.82%              53,006           2003
- Q/NQ                       10.428441           10.950902                 5.01%              33,045           2002
                             10.219812           10.428441                 2.04%               4,435           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.133402           13.960361                15.06%                 350           2004
Risk-Managed Core            10.000000           12.133402                21.33%                 259           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.459291            10.597630                12.03%              50,356           2004
Trust - MFS Mid Cap Growth   7.069146            9.459291                 33.81%              4,3854           2003
Series: Service Class -      10.000000           7.069146                -29.31%              18,475           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.723488            10.115523                 4.03%              14,896           2004
Trust - MFS New Discovery    7.439624            9.723488                 30.70%              12,788           2003
Series: Service Class -      10.000000           7.439624                -25.60%               2,382           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.121285           11.383620                12.47%              42,202           2004
Trust - MFS Value Series:    8.285818            10.121285                22.15%              42,971           2003
Service Class - Q/NQ         10.000000           8.285818                -17.14%              12,855           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.984956           13.133589                 9.58%              24,723           2004
Management Trust - AMT       9.783484            11.984956                22.50%              24,682           2003
Fasciano Portfolio: Class    10.000000           9.783484                 -2.17%               8,428           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.236205           21.052975                 4.04%               4,018           2004
Management Trust - AMT       10.838849           20.236205                86.70%               3,991           2003
Focus Portfolio: Class S -   10.000000           10.838849                 8.39%               1,958           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.961375            9.833172                 -1.29%               2,646           2004
Management Trust - AMT       10.000000           9.961375                 -0.39%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.228435                12.28%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.006978           10.450336                 4.43%              61,953           2004
Account Funds -              7.817234            10.006978                28.01%              65,949           2003
Oppenheimer Capital          10.000000           7.817234                -21.83%              31,980           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.156384           16.528020                16.75%              42,814           2004
Account Funds -              10.000000           14.156384                41.56%              32,179           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.725062           12.488507                16.44%              65,516           2004
Account Funds -              7.664287            10.725062                39.94%              74,896           2003
Oppenheimer Global           10.000000           7.664287                -23.36%              60,032           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.924810            10.610449                 6.91%              58,583           2004
Account Funds -              8.013709            9.924810                 23.85%              60,761           2003
Oppenheimer Main Street(R)     10.000000           8.013709                -19.86%              22,674           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.745598           12.475153                 6.21%              22,407           2004
Account Funds -              10.235088           11.745598                14.76%              21,998           2003
Oppenheimer Strategic Bond   10.000000           10.235088                 2.35%               8,358           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.075530           10.270946                 1.94%                 784           2004
Institutional Funds, Inc.    10.000000           10.075530                 0.76%                 284           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.882868           21.219625                33.60%              30,356           2004
Institutional Funds, Inc.    11.791634           15.882868                34.70%              32,022           2003
- U.S. Real Estate           12.133966           11.791634                -2.82%              24,598           2002
Portfolio: Class I - Q/NQ    11.279333           12.133966                 7.58%              15,345           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.266792           11.808986                15.02%             158,141           2004
Trust - Comstock             8.015255            10.266792                28.09%             167,969           2003
Portfolio: Class II - Q/NQ   10.000000           8.015255                -19.85%              55,721           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   9.005321            9.418517                  4.59%              35,292           2004
Trust - Emerging Growth      7.237040            9.005321                 24.43%              36,831           2003
Portfolio: Class II - Q/NQ   10.000000           7.237040                -27.63%               9,703           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.847048            10.685169                 8.51%              74,424           2004
Funds - AIM V.I. Basic       7.545883            9.847048                 30.50%              77,987           2003
Value Fund: Series II        10.000000           7.545883                -24.54%              21,567           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.987151            10.369618                 4.10%               5,900           2004
Funds - AIM V.I. Capital     7.896677            9.987151                 26.47%               5,883           2003
Appreciation Fund: Series    10.000000           7.896677                -21.03%               5,002           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.363375            9.670285                  3.28%              13,352           2004
Funds - AIM V.I. Premier     7.661669            9.363375                 22.21%              14,460           2003
Equity Fund: Series II       10.000000           7.661669                -23.38%               1,022           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.148088           11.049911                 8.89%              29,624           2004
Products Series Fund, Inc.   7.841748            10.148088                29.41%              24,706           2003
- AllianceBernstein Growth   10.000000           7.841748                -21.58%               7,370           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.409333            9.980490                  6.07%              30,858           2004
Products Series Fund, Inc.   7.790587            9.409333                 20.78%              33,030           2003
- AllianceBernstein Large    10.000000           7.790587                -22.09%              10,930           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.344786           13.225132                16.57%              61,154           2004
Products Series Fund, Inc.   8.224622            11.344786                37.94%              62,026           2003
- AllianceBernstein          10.000000           8.224622                -17.75%              14,393           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.324332           11.378546                10.21%             110,857           2004
Portfolios, Inc. -           8.162862            10.324332                26.48%             113,229           2003
American Century VP Income   10.000000           8.162862                -18.37%              39,194           2002*
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.660328            10.459023                 8.27%              19,144           2004
Portfolios, Inc. -           7.906765            9.660328                 22.18%              19,847           2003
American Century VP Ultra    10.000000           7.906765                -20.93%               9,922           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.821232           12.095663                11.78%              48,814           2004
Portfolios, Inc. -           8.580888            10.821232                26.11%              46,962           2003
American Century VP Value    10.000000           8.580888                -14.19%              23,868           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.178146           10.543412                 3.59%              10,400           2004
Portfolios II, Inc. -        10.000000           10.178146                 1.78%               5,697           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.023728           12.324041                11.80%               9,189           2004
Portfolios - Emerging        7.651269            11.023728                44.08%               8,083           2003
Leaders Portfolio: Service   10.000000           7.651269                -23.49%               2,409           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.229468            9.572318                  3.71%              14,637           2004
Responsible Growth Fund,     7.496707            9.229468                 23.11%              14,752           2003
Inc.: Service Shares - Q/NQ  10.000000           7.496707                -25.03%                 878           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.850014            10.105709                 2.60%              22,443           2004
Investment Fund              8.326847            9.850014                 18.29%              21,785           2003
-Appreciation Portfolio:     10.000000           8.326847                -16.73%               7,316           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.006067           10.726694                 7.20%               4,620           2004
- Federated American         8.027486            10.006067                24.65%               4,526           2003
Leaders Fund II: Service     10.000000           8.027486                -19.73%                  12           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.827076            10.304751                 4.86%               5,462           2004
- Federated Capital          8.102923            9.827076                 21.28%              13,176           2003
Appreciation Fund II:        10.000000           8.102923                -18.97%                 197           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.401374           12.296087                 7.85%             104,453           2004
- Federated High Income      9.561965            11.401374                19.24%             116,891           2003
Bond Fund II: Service        10.000000           9.561965                 -4.38%               8,288           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.869642           10.994650                 1.15%             106,275           2004
- Federated Quality Bond     10.630846           10.869642                 2.25%             109,289           2003
Fund II: Service Shares -    10.000000           10.630846                 6.31%              38,232           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.372211           11.295134                 8.90%             169,703           2004
Insurance Products Fund -    8.147807            10.372211                27.30%             159,633           2003
VIP Equity-Income            10.000000           8.147807                -18.52%              44,512           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.612209            9.704174                  0.96%              50,307           2004
Insurance Products Fund -    7.407642            9.612209                 29.76%              46,815           2003
VIP Growth Portfolio:        10.000000           7.407642                -25.92%               9,254           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.761298           11.938459                10.94%              81,401           2004
Insurance Products Fund -    7.686734            10.761298                40.00%              37,997           2003
VIP Overseas Portfolio:      10.000000           7.686734                -23.13%              14,269           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.781824           12.155575                12.74%             121,558           2004
Insurance Products Fund II   8.590655            10.781824                25.51%              97,137           2003
- VIP Contrafund(R)            10.000000           8.590655                -14.09%              26,192           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.550829           14.096631                22.04%              81,425           2004
Insurance Products Fund      8.533965            11.550829                35.35%              70,217           2003
III - VIP Mid Cap            10.000000           8.533965                -14.66%              12,870           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.478248           12.792406                11.45%              31,159           2004
Insurance Products Fund      7.450311            11.478248                54.06%              15,181           2003
III - VIP Value Strategies   10.000000           7.450311                -25.50%               5,355           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.426098                14.26%               1,725           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.692144                16.92%               1,582           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.213169           11.838776                 5.58%               5,974           2004
Health Sciences Fund:        8.374116            11.213169                33.90%               3,848           2003
Class III - Q/NQ             10.000000           8.374116                -16.26%                 488           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.654825           10.745224                 0.85%             227,973           2004
Government Bond Fund:        10.694067           10.654825                -0.37%             254,592           2003
Class II - Q /NQ             10.000000           10.694067                 6.94%             115,136           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.409473           10.665010                 2.45%              79,997           2004
Investor Destinations        9.853651            10.409473                 5.64%              94,268           2003
Conservative Fund: Class     10.000000           9.853651                 -1.46%              20,599           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.522984           11.039557                 4.91%             130,860           2004
Investor Destinations        9.453586            10.522984                11.31%             147,689           2003
Moderately Conservative      10.000000           9.453586                 -5.46%              27,595           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.532259           11.294395                 7.24%             370,513           2004
Investor Destinations        8.961185            10.532259                17.53%             389,888           2003
Moderate Fund: Class II -    10.000000           8.961185                -10.39%              60,567           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.560445           11.588986                 9.74%             146,534           2004
Investor Destinations        8.517407            10.560445                23.99%             150,152           2003
Moderately Aggressive        10.000000           8.517407                -14.83%              34,071           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.545460           11.772148                11.63%              34,781           2004
Investor Destinations        8.168360            10.545460                29.10%              48,527           2003
Aggressive Fund: Class II    10.000000           8.168360                -18.32%              17,779           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.463331           10.326717                -1.31%              78,051           2004
Market Fund: Class I -       10.621324           10.463331                -1.49%             165,079           2003
Q/NQ                         10.719296           10.621324                -0.91%              36,133           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.014832           10.739310                 7.23%               9,692           2004
Nationwide(R) Fund: Class II   8.039774            10.014832                24.57%              20,439           2003
- Q/NQ                       10.000000           8.039774                -19.60%              15,237           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.087571           12.205758                10.09%               2,841           2004
Growth Leaders Fund: Class   7.431326            11.087571                49.20%               2,757           2003
III - Q/NQ                   10.000000           7.431326                -25.69%                 197           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.390155            10.403566                10.79%              25,577           2004
Fund: Class II - Q/NQ        7.154448            9.390155                 31.25%              28,197           2003
                             10.000000           7.154448                -28.46%              10,919           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.840451           12.416673                14.54%              28,458           2004
Fund: Class II - Q/NQ        7.077550            10.840451                53.17%              28,363           2003
                             10.000000           7.077550                -29.22%              13,218           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.722387           12.469104                16.29%              27,893           2004
Fund: Class II - Q/NQ        7.788869            10.722387                37.66%              29,384           2003
                             10.000000           7.788869                -22.11%              10,332           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.997543           12.513070                 4.30%              34,711           2004
Sector Bond Fund: Class I    10.930457           11.997543                 9.76%              28,810           2003
- Q/NQ                       10.414287           10.930457                 4.96%               2,318           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.129267           13.948481                15.00%                   0           2004
Risk-Managed Core            10.000000           12.129267                21.29%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.451227            10.583195                11.98%              34,551           2004
Trust - MFS Mid Cap Growth   7.066726            9.451227                 33.74%              34,348           2003
Series: Service Class -      10.000000           7.066726                -29.33%              22,049           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.715198            10.101746                 3.98%              15,583           2004
Trust - MFS New Discovery    7.437071            9.715198                 30.63%              20,070           2003
Series: Service Class -      10.000000           7.437071                -25.63%               2,688           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.112649           11.368094                12.41%              13,430           2004
Trust - MFS Value Series:    8.282982            10.112649                22.09%              14,550           2003
Service Class - Q/NQ         10.000000           8.282982                -17.17%              10,756           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.974739           13.115703                 9.53%               6,037           2004
Management Trust - AMT       9.780134            11.974739                22.44%               5,946           2003
Fasciano Portfolio: Class    10.000000           9.780134                 -2.20%               2,285           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.218999           21.024330                 3.98%               6,282           2004
Management Trust - AMT       10.835149           20.218999                86.61%               7,292           2003
Focus Portfolio: Class S -   10.000000           10.835149                 8.35%                 960           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.957976            9.824818                 -1.34%              30,481           2004
Management Trust - AMT       10.000000           9.957976                 -0.42%              24,306           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.224655                12.25%                 451           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.998459            10.436106                 4.38%              50,677           2004
Account Funds -              7.814562            9.998459                 27.95%              53,626           2003
Oppenheimer Capital          10.000000           7.814562                -21.85%              35,276           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.151574           16.513972                16.69%              34,854           2004
Account Funds -              10.000000           14.151574                41.52%              31,802           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.715916           12.471483                16.38%              64,344           2004
Account Funds -              7.661661            10.715916                39.86%              72,715           2003
Oppenheimer Global           10.000000           7.661661                -23.38%              40,650           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.916349            10.595996                 6.85%             107,213           2004
Account Funds -              8.010966            9.916349                 23.78%             116,691           2003
Oppenheimer Main Street(R)     10.000000           8.010966                -19.89%              29,274           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.735589           12.458163                 6.16%              44,792           2004
Account Funds -              10.231592           11.735589                14.70%              52,234           2003
Oppenheimer Strategic Bond   10.000000           10.231592                 2.32%               4,725           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.072087           10.262197                 1.89%                   0           2004
Institutional Funds, Inc.    10.000000           10.072087                 0.72%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.845095           21.158374                33.53%              38,107           2004
Institutional Funds, Inc.    11.769601           15.845095                34.63%              35,681           2003
- U.S. Real Estate           12.117487           11.769601                -2.87%              11,169           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.258038           11.792891                14.96%             195,987           2004
Trust - Comstock             8.012517            10.258038                28.03%             174,095           2003
Portfolio: Class II - Q/NQ   10.000000           8.012517                -19.87%              78,867           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   8.997670            9.405719                  4.54%              29,222           2004
Trust - Emerging Growth      7.234568            8.997670                 24.37%              30,514           2003
Portfolio: Class II - Q/NQ   10.000000           7.234568                -27.65%              11,276           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.838668            10.670627                 8.46%              15,785           2004
Funds - AIM V.I. Basic       7.543306            9.838668                 30.43%              16,885           2003
Value Fund: Series II        10.000000           7.543306                -24.57%               1,446           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.978630            10.382442                 4.05%               2,737           2004
Funds - AIM V.I. Capital     7.893969            9.978630                 26.41%               2,737           2003
Appreciation Fund: Series    10.000000           7.893969                -21.06%                   0           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.355406            9.657111                  3.22%                 548           2004
Funds - AIM V.I. Premier     7.659053            9.355406                 22.15%                 548           2003
Equity Fund: Series II       10.000000           7.659053                -23.41%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.139444           11.034867                 8.83%               1,707           2004
Products Series Fund, Inc.   7.839063            10.139444                29.35%               1,707           2003
- AllianceBernstein Growth   10.000000           7.839063                -21.61%                 454           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.401321            9.966885                  6.02%                   0           2004
Products Series Fund, Inc.   7.787917            9.401321                 20.72%                   0           2003
- AllianceBernstein Large    10.000000           7.787917                -22.12%                   0           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.335140           13.207140                16.52%               8,353           2004
Products Series Fund, Inc.   8.221811            11.335140                37.87%               8,362           2003
- AllianceBernstein          10.000000           8.221811                -17.78%               1,611           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.315523           11.363031                10.15%               1,578           2004
Portfolios, Inc. -           8.160070            10.315523                26.41%               1,578           2003
American Century VP Income   10.000000           8.160070                -18.40%                   0           2002*
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.652098            10.444782                 8.21%                 873           2004
Portfolios, Inc. -           7.904063            9.652098                 22.12%                 784           2003
American Century VP Ultra    10.000000           7.904063                -20.96%                 375           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.812011           12.079178                11.72%               6,816           2004
Portfolios, Inc. -           8.577952            10.812011                26.04%               6,528           2003
American Century VP Value    10.000000           8.577952                -14.22%               3,019           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.174656           10.534412                 3.54%                   0           2004
Portfolios II, Inc. -        10.000000           10.174656                 1.75%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.014353           12.307269                11.74%               1,389           2004
Portfolios - Emerging        7.648657            11.014353                44.00%               3,322           2003
Leaders Portfolio: Service   10.000000           7.648657                -23.51%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.221596            9.559267                  3.66%                 659           2004
Responsible Growth Fund,     7.494141            9.221596                 23.05%                 659           2003
Inc.: Service Shares - Q/NQ  10.000000           7.494141                -25.06%                 659           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.841621            10.091938                 2.54%                 666           2004
Investment Fund              8.323994            9.841621                 18.23%                 521           2003
-Appreciation Portfolio:     10.000000           8.323994                -16.76%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.997537            10.712082                 7.15%                   0           2004
- Federated American         8.024743            9.997537                 24.58%                   0           2003
Leaders Fund II: Service     10.000000           8.024743                -19.75%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.818699            10.290702                 4.81%                   0           2004
- Federated Capital          8.100155            9.818699                 21.22%                   0           2003
Appreciation Fund II:        10.000000           8.100155                -19.00%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.391667           12.279340                 7.79%              17,616           2004
- Federated High Income      9.558703            11.391667                19.18%              15,633           2003
Bond Fund II: Service        10.000000           9.558703                 -4.41%               5,571           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.860369           10.979659                 1.10%              11,965           2004
- Federated Quality Bond     10.627205           10.860369                 2.19%              14,046           2003
Fund II: Service Shares -    10.000000           10.627205                 6.27%               5,503           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.363360           11.279731                 8.84%               3,806           2004
Insurance Products Fund -    8.145012            10.363360                27.24%               3,826           2003
VIP Equity-Income            10.000000           8.145012                -18.55%                 844           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.604032            9.690969                  0.91%               1,098           2004
Insurance Products Fund -    7.405111            9.604032                 29.69%                   0           2003
VIP Growth Portfolio:        10.000000           7.405111                -25.95%                   0           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.752130           11.922189                10.88%               1,676           2004
Insurance Products Fund -    7.684104            10.752130                39.93%               2,554           2003
VIP Overseas Portfolio:      10.000000           7.684104                -23.16%                 619           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.772650           12.139031                12.68%               4,081           2004
Insurance Products Fund II   8.587714            10.772650                25.44%               3,742           2003
- VIP Contrafund(R)            10.000000           8.587714                -14.12%               2,447           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.540962           14.077402                21.98%               2,543           2004
Insurance Products Fund      8.531037            11.540962                35.28%               2,543           2003
III - VIP Mid Cap            10.000000           8.531037                -14.69%               1,988           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.468492           12.775007                11.39%               5,116           2004
Insurance Products Fund      7.447769            11.468492                53.99%               5,109           2003
III - VIP Value Strategies   10.000000           7.447769                -25.52%               2,167           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.422247                14.22%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.688190                16.88%               2,229           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.202091           11.821040                 5.53%                 420           2004
Health Sciences Fund:        8.370118            11.202091                33.83%                   0           2003
Class III - Q/NQ             10.000000           8.370118                -16.30%                 865           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.645737           10.730574                 0.80%               5,698           2004
Government Bond Fund:        10.690409           10.645737                -0.42%               6,684           2003
Class II - Q /NQ             10.000000           10.690409                 6.90%               5,052           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.399210           10.649052                 2.40%              15,126           2004
Investor Destinations        9.848954            10.399210                 5.59%               5,850           2003
Conservative Fund: Class     10.000000           9.848954                 -1.51%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.512612           11.023031                 4.86%              33,156           2004
Investor Destinations        9.449094            10.512612                11.26%              33,336           2003
Moderately Conservative      10.000000           9.449094                 -5.51%               5,735           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.521843           11.277457                 7.18%              59,724           2004
Investor Destinations        8.956898            10.521843                17.47%              53,083           2003
Moderate Fund: Class II -    10.000000           8.956898                -10.43%              35,153           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.550021           11.571630                 9.68%              60,535           2004
Investor Destinations        8.513348            10.550021                23.92%              62,162           2003
Moderately Aggressive        10.000000           8.513348                -14.87%              21,275           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.535072           11.754545                11.58%               6,062           2004
Investor Destinations        8.164471            10.535072                29.04%               2,930           2003
Aggressive Fund: Class II    10.000000           8.164471                -18.36%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.438388           10.296837                -1.36%               2,478           2004
Market Fund: Class I -       10.601417           10.438388                -1.54%               8,932           2003
Q/NQ                         10.704673           10.601417                -0.96%              19,758           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.006291           10.724667                 7.18%                   0           2004
Nationwide(R) Fund: Class II   8.037019            10.006291                24.50%                   0           2003
- Q/NQ                       10.000000           8.037019                -19.63%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.076660           12.187517                10.03%                   0           2004
Growth Leaders Fund: Class   7.427795            11.076660                49.12%               1,782           2003
III - Q/NQ                   10.000000           7.427795                -25.72%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.382149            10.389395                10.74%               1,694           2004
Fund: Class II - Q/NQ        7.151998            9.382149                 31.18%                 707           2003
                             10.000000           7.151998                -28.48%                 707           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.831199           12.399737                14.48%               4,884           2004
Fund: Class II - Q/NQ        7.075123            10.831199                53.09%               3,883           2003
                             10.000000           7.075123                -29.25%                 730           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.713255           12.452130                16.23%               1,871           2004
Fund: Class II - Q/NQ        7.786208            10.713255                37.59%               1,882           2003
                             10.000000           7.786208                -22.14%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.968967           12.476882                 4.24%                   0           2004
Sector Bond Fund: Class I    10.909995           11.968967                 9.71%                   0           2003
- Q/NQ                       10.400105           10.909995                 4.90%               1,301           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.125134           13.936622                14.94%                   0           2004
Risk-Managed Core            10.000000           12.125134                21.25%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.443166            10.568770                11.92%               2,539           2004
Trust - MFS Mid Cap Growth   7.064298            9.443166                 33.67%                 437           2003
Series: Service Class -      10.000000           7.064298                -29.36%                 430           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.706922            10.087984                 3.93%               2,339           2004
Trust - MFS New Discovery    7.434528            9.706922                 30.57%               2,289           2003
Series: Service Class -      10.000000           7.434528                -25.65%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.104053           11.352641                12.36%               8,810           2004
Trust - MFS Value Series:    8.280156            10.104053                22.03%               8,810           2003
Service Class - Q/NQ         10.000000           8.280156                -17.20%                 821           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.964550           13.097863                 9.47%               1,169           2004
Management Trust - AMT       9.776798            11.964550                22.38%               1,169           2003
Fasciano Portfolio: Class    10.000000           9.776798                 -2.23%                   0           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.201815           20.995732                 3.93%               1,577           2004
Management Trust - AMT       10.831452           20.201815                86.51%               1,254           2003
Focus Portfolio: Class S -   10.000000           10.831452                 8.31%               1,398           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.954572            9.816451                 -1.39%                   0           2004
Management Trust - AMT       10.000000           9.954572                 -0.45%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.220861                12.21%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.989929            10.421878                 4.32%               5,899           2004
Account Funds -              7.811891            9.989929                 27.88%               5,899           2003
Oppenheimer Capital          10.000000           7.811891                -21.88%               4,704           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.146751           16.499905                16.63%               3,159           2004
Account Funds -              10.000000           14.146751                41.47%               1,890           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.706812           12.454533                16.32%               4,373           2004
Account Funds -              7.659046            10.706812                39.79%               4,482           2003
Oppenheimer Global           10.000000           7.659046                -23.41%               1,272           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.907898            10.581559                 6.80%               4,249           2004
Account Funds -              8.008223            9.907898                 23.72%               4,220           2003
Oppenheimer Main Street(R)     10.000000           8.008223                -19.92%               1,578           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.725595           12.441202                 6.10%               5,209           2004
Account Funds -              10.228100           11.725595                14.64%               6,581           2003
Oppenheimer Strategic Bond   10.000000           10.228100                 2.28%               3,118           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.068654           10.253466                 1.84%                   0           2004
Institutional Funds, Inc.    10.000000           10.068654                 0.69%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.807420           21.097287                33.46%               1,058           2004
Institutional Funds, Inc.    11.747604           15.807420                34.56%               1,168           2003
- U.S. Real Estate           12.101019           11.747604                -2.92%               1,455           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.249304           11.776840                14.90%              23,088           2004
Trust - Comstock             8.009776            10.249304                27.96%              23,088           2003
Portfolio: Class II - Q/NQ   10.000000           8.009776                -19.90%               6,858           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   8.990005            9.392909                  4.48%               2,940           2004
Trust - Emerging Growth      7.232100            8.990005                 24.31%               2,940           2003
Portfolio: Class II - Q/NQ   10.000000           7.232100                -27.68%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.830267            10.656065                 8.40%              32,832           2004
Funds - AIM V.I. Basic       7.540721            9.830267                 30.36%              28,195           2003
Value Fund: Series II        10.000000           7.540721                -24.59%              10,461           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.970137            10.368306                 3.99%              17,498           2004
Funds - AIM V.I. Capital     7.891275            9.970137                 26.34%              16,610           2003
Appreciation Fund: Series    10.000000           7.891275                -21.09%               5,362           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.347431            9.643945                  3.17%               8,983           2004
Funds - AIM V.I. Premier     7.656429            9.347431                 22.09%               9,007           2003
Equity Fund: Series II       10.000000           7.656429                -23.44%               8,623           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.130798           11.019830                 8.78%              25,230           2004
Products Series Fund, Inc.   7.836368            10.130798                29.28%              22,317           2003
- AllianceBernstein Growth   10.000000           7.836368                -21.64%               8,091           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.393301            9.953290                  5.96%              10,532           2004
Products Series Fund, Inc.   7.785253            9.393301                 20.66%              10,408           2003
- AllianceBernstein Large    10.000000           7.785253                -22.15%               2,852           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.325471           13.189124                16.46%              28,183           2004
Products Series Fund, Inc.   8.219004            11.325471                37.80%              26,562           2003
- AllianceBernstein          10.000000           8.219004                -17.81%               7,207           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.306740           11.347561                10.10%              41,093           2004
Portfolios, Inc. -           8.157272            10.306740                26.35%              40,776           2003
American Century VP Income   10.000000           8.157272                -18.43%              34,835           2002*
& Growth Fund: Class II
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.643868            10.430546                 8.16%              22,956           2004
Portfolios, Inc. -           7.901352            9.643868                 22.05%              22,250           2003
American Century VP Ultra    10.000000           7.901352                -20.99%               8,645           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.802795           12.062730                11.66%              37,533           2004
Portfolios, Inc. -           8.575017            10.802795                25.98%              40,135           2003
American Century VP Value    10.000000           8.575017                -14.25%              19,017           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.171166           10.525419                 3.48%               7,869           2004
Portfolios II, Inc. -        10.000000           10.171166                 1.71%               5,144           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.004958           12.290487                11.68%              23,921           2004
Portfolios - Emerging        7.646034            11.004958                43.93%              23,857           2003
Leaders Portfolio: Service   10.000000           7.646034                -23.54%               9,823           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.213738            9.546250                  3.61%                 344           2004
Responsible Growth Fund,     7.491578            9.213738                 22.99%                 306           2003
Inc.: Service Shares - Q/NQ  10.000000           7.491578                -25.08%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.833241            10.078198                 2.49%              28,699           2004
Investment Fund              8.321157            9.833241                 18.17%              27,542           2003
-Appreciation Portfolio:     10.000000           8.321157                -16.79%              12,696           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.989022            10.697481                 7.09%               8,967           2004
- Federated American         8.021996            9.989022                 24.52%               8,967           2003
Leaders Fund II: Service     10.000000           8.021996                -19.78%                 148           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.810334            10.276692                 4.75%              18,242           2004
- Federated Capital          8.097385            9.810334                 21.15%              16,125           2003
Appreciation Fund II:        10.000000           8.097385                -19.03%              10,868           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.381963           12.262614                 7.74%              25,132           2004
- Federated High Income      9.555433            11.381963                19.12%              24,262           2003
Bond Fund II: Service        10.000000           9.555433                 -4.45%               9,104           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.851113           10.964691                 1.05%              75,009           2004
- Federated Quality Bond     10.623577           10.851113                 2.14%              80,316           2003
Fund II: Service Shares -    10.000000           10.623577                 6.24%              19,313           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.354539           11.264373                 8.79%              85,637           2004
Insurance Products Fund -    8.142232            10.354539                27.17%              79,318           2003
VIP Equity-Income            10.000000           8.142232                -18.58%              18,683           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.595821            9.677731                  0.85%              43,113           2004
Insurance Products Fund -    7.402571            9.595821                 29.63%              52,196           2003
VIP Growth Portfolio:        10.000000           7.402571                -25.97%               9,819           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.742951           11.905925                10.83%              54,832           2004
Insurance Products Fund -    7.681468            10.742951                39.86%              53,763           2003
VIP Overseas Portfolio:      10.000000           7.681468                -23.19%              19,972           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.763461           12.122484                12.63%              86,560           2004
Insurance Products Fund II   8.584775            10.763461                25.38%              84,764           2003
- VIP Contrafund(R)            10.000000           8.584775                -14.15%              32,481           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.531137           14.058247                21.92%              49,284           2004
Insurance Products Fund      8.528123            11.531137                35.21%              43,603           2003
III - VIP Mid Cap            10.000000           8.528123                -14.72%              18,586           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.458711           12.757597                11.34%              12,173           2004
Insurance Products Fund      7.445212            11.458711                53.91%              11,084           2003
III - VIP Value Strategies   10.000000           7.445212                -25.55%               7,274           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.418380                14.18%                 626           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.684242                16.84%               1,772           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.191032           11.803332                 5.47%               8,510           2004
Health Sciences Fund:        8.366124            11.191032                33.77%               3,483           2003
Class III - Q/NQ             10.000000           8.366124                -16.34%                 625           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.636661           10.715953                 0.75%             107,235           2004
Government Bond Fund:        10.686757           10.636661                -0.47%             128,011           2003
Class II - Q /NQ             10.000000           10.686757                 6.87%              53,718           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.388956           10.633118                 2.35%              35,311           2004
Investor Destinations        9.844280            10.388956                 5.53%              38,879           2003
Conservative Fund: Class     10.000000           9.844280                 -1.56%              36,403           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.502231           11.006534                 4.80%             160,779           2004
Investor Destinations        9.444587            10.502231                11.20%             178,115           2003
Moderately Conservative      10.000000           9.444587                 -5.55%               9,120           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.511469           11.260586                 7.13%             291,561           2004
Investor Destinations        8.952638            10.511469                17.41%             280,231           2003
Moderate Fund: Class II -    10.000000           8.952638                -10.47%              82,019           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.539613           11.554315                 9.63%             185,981           2004
Investor Destinations        8.509285            10.539613                23.86%             235,385           2003
Moderately Aggressive        10.000000           8.509285                -14.91%              56,432           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.524667           11.736943                11.52%              65,682           2004
Investor Destinations        8.160577            10.524667                28.97%              45,921           2003
Aggressive Fund: Class II    10.000000           8.160577                -18.39%              17,097           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.413500           10.267038                -1.41%              45,178           2004
Market Fund: Class I -       10.581548           10.413500                -1.59%              59,044           2003
Q/NQ                         10.690073           10.581548                -1.02%              73,805           2002
                             10.551662           10.690073                 1.31%              27,635           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.997761            10.710052                 7.12%              21,646           2004
Nationwide(R) Fund: Class II   8.034266            9.997761                 24.44%              23,164           2003
- Q/NQ                       10.000000           8.034266                -19.66%               4,482           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.065737           12.169279                 9.97%                 915           2004
Growth Leaders Fund: Class   7.424251            11.065737                49.05%                   0           2003
III - Q/NQ                   10.000000           7.424251                -25.76%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.374164            10.375246                10.68%               7,261           2004
Fund: Class II - Q/NQ        7.149551            9.374164                 31.12%               7,122           2003
                             10.000000           7.149551                -28.50%                 963           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.821970           12.382849                14.42%              20,270           2004
Fund: Class II - Q/NQ        7.072698            10.821970                53.01%              19,196           2003
                             10.000000           7.072698                -29.27%               7,771           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.704139           12.435174                16.17%              34,387           2004
Fund: Class II - Q/NQ        7.783546            10.704139                37.52%              35,835           2003
                             10.000000           7.783546                -22.16%              16,298           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.940484           12.440836                 4.19%              42,307           2004
Sector Bond Fund: Class I    10.889602           11.940484                 9.65%              42,667           2003
- Q/NQ                       10.385975           10.889602                 4.85%              22,426           2002
                             10.193887           10.385975                 1.88%               3,062           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.121002           13.924752                14.88%                   0           2004
Risk-Managed Core            10.000000           12.121002                21.21%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.435109            10.554359                11.86%              19,043           2004
Trust - MFS Mid Cap Growth   7.061880            9.435109                 33.61%              18,677           2003
Series: Service Class -      10.000000           7.061880                -29.38%               6,800           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.698648            10.074228                 3.87%              14,804           2004
Trust - MFS New Discovery    7.431983            9.698648                 30.50%              16,378           2003
Series: Service Class -      10.000000           7.431983                -25.68%               9,601           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.095440           11.337181                12.30%              24,020           2004
Trust - MFS Value Series:    8.277320            10.095440                21.97%              24,952           2003
Service Class - Q/NQ         10.000000           8.277320                -17.23%               4,789           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.954360           13.080028                 9.42%               9,176           2004
Management Trust - AMT       9.773460            11.954360                22.31%               9,796           2003
Fasciano Portfolio: Class    10.000000           9.773460                 -2.27%               4,787           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.184630           20.967151                 3.88%               8,953           2004
Management Trust - AMT       10.827752           20.184630                86.42%               7,739           2003
Focus Portfolio: Class S -   10.000000           10.827752                 8.28%                 128           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.951175            9.808073                 -1.44%               6,351           2004
Management Trust - AMT       10.000000           9.951175                 -0.49%               1,653           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.217069                12.17%                 154           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.981409            10.407683                 4.27%              44,212           2004
Account Funds -              7.809211            9.981409                 27.82%              37,739           2003
Oppenheimer Capital          10.000000           7.809211                -21.91%              10,529           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.141920           16.485857                16.57%              32,664           2004
Account Funds -              10.000000           14.141920                41.42%              29,464           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.697671           12.437543                16.26%              57,586           2004
Account Funds -              7.656425            10.697671                39.72%              59,364           2003
Oppenheimer Global           10.000000           7.656425                -23.44%              44,236           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.899464            10.567161                 6.74%              58,663           2004
Account Funds -              8.005485            9.899464                 23.66%              58,282           2003
Oppenheimer Main Street(R)     10.000000           8.005485                -19.95%              26,587           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.715605           12.424245                 6.05%              15,379           2004
Account Funds -              10.224613           11.715605                14.58%              15,337           2003
Oppenheimer Strategic Bond   10.000000           10.224613                 2.25%              12,667           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.065212           10.244725                 1.78%                   0           2004
Institutional Funds, Inc.    10.000000           10.065212                 0.65%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.769776           21.036292                33.40%              31,663           2004
Institutional Funds, Inc.    11.725612           15.769776                34.49%              35,700           2003
- U.S. Real Estate           12.084542           11.725612                -2.97%              20,960           2002
Portfolio: Class I - Q/NQ    11.250727           12.084542                 7.41%               4,118           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.240568           11.760791                14.85%             139,720           2004
Trust - Comstock             8.007035            10.240568                27.89%             132,180           2003
Portfolio: Class II - Q/NQ   10.000000           8.007035                -19.93%              72,685           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   8.982332            9.380103                  4.43%              39,302           2004
Trust - Emerging Growth      7.229617            8.982332                 24.24%              36,121           2003
Portfolio: Class II - Q/NQ   10.000000           7.229617                -27.70%              15,015           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.35%)

   (Variable account charges of 2.35% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.805131            10.612520                 8.23%                   0           2004
Funds - AIM V.I. Basic       7.532973            9.805131                 30.16%                   0           2003
Value Fund: Series II        10.000000           7.532973                -24.67%               2,414           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.944623            10.325917                 3.83%                 980           2004
Funds - AIM V.I. Capital     7.883162            9.944623                 26.15%                 980           2003
Appreciation Fund: Series    10.000000           7.883162                -21.17%                   0           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.323503            9.604518                  3.01%                 502           2004
Funds - AIM V.I. Premier     7.648550            9.323503                 21.90%                 502           2003
Equity Fund: Series II       10.000000           7.648550                -23.51%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.104889           10.974804                 8.61%               3,714           2004
Products Series Fund, Inc.   7.828325            10.104889                29.08%               3,718           2003
- AllianceBernstein Growth   10.000000           7.828325                -21.72%                 608           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.3692785           9.912607                  5.80%               1,246           2004
Products Series Fund, Inc.   7.777256            9.369275                 20.47%               1,042           2003
- AllianceBernstein Large    10.000000           7.777256                -22.23%                 763           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.296524           13.135252                16.28%               5,763           2004
Products Series Fund, Inc.   8.210561            11.296524                37.59%               5,689           2003
- AllianceBernstein          10.000000           8.210561                -17.89%               3,406           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.280372           11.301173                 9.93%               3,147           2004
Portfolios, Inc. -           8.148889            10.280372                26.16%               3,147           2003
American Century VP Income   10.000000           8.148889                -18.51%               1,213           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.619214            10.387931                 7.99%                   0           2004
Portfolios, Inc. -           7.893238            9.619214                 21.87%                   0           2003
American Century VP Ultra    10.000000           7.893238                -21.07%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.775167           12.013427                11.49%               7,701           2004
Portfolios, Inc. -           8.566206            10.775167                25.79%               7,792           2003
American Century VP Value    10.000000           8.566206                -14.34%               6,140           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.160693           10.498454                 3.32%                   0           2004
Portfolios II, Inc. -        10.000000           10.160693                 1.61%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.976810           12.240258                11.51%                   0           2004
Portfolios - Emerging        7.638167            10.976810                43.71%                   0           2003
Leaders Portfolio: Service   10.000000           7.638167                -23.62%               1,958           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.190166            9.507212                  3.45%                   0           2004
Responsible Growth Fund,     7.483868            9.190166                 22.80%                   0           2003
Inc.: Service Shares - Q/NQ  10.000000           7.483868                -25.16%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.808082            10.036997                 2.33%               1,694           2004
Investment Fund -            8.312603            9.808082                 17.99%               1,669           2003
Appreciation Portfolio:      10.000000           8.312603                -16.87%                 725           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.963469            10.653762                 6.93%               6,332           2004
- Federated American         8.013756            9.963469                 24.33%               6,332           2003
Leaders Fund II: Service     10.000000           8.013756                -19.86%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.785229            10.234680                 4.59%                   0           2004
- Federated Capital          8.089064            9.785229                 20.97%                   0           2003
Appreciation Fund II:        10.000000           8.089064                -19.11%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.352870           12.212511                 7.57%               3,478           2004
- Federated High Income      9.545638            11.352870                18.93%               3,440           2003
Bond Fund II: Service        10.000000           9.545638                 -4.54%               3,270           2002*
Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.823352           10.919875                 0.89%               3,497           2004
- Federated Quality Bond     10.612679           10.823352                 1.99%               3,295           2003
Fund II: Service Shares -    10.000000           10.612679                 6.13%               3,124           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.328044           11.218325                 8.62%               2,869           2004
Insurance Products Fund -    8.133860            10.328044                26.98%               2,999           2003
VIP Equity-Income            10.000000           8.133860                -18.66%                 766           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.571272            9.638165                  0.70%                 521           2004
Insurance Products Fund -    7.394955            9.571272                 29.43%                 521           2003
VIP Growth Portfolio:        10.000000           7.394955                -26.05%                 184           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.715484           11.857286                10.66%               3,169           2004
Insurance Products Fund -    7.673577            10.715484                39.64%               3,136           2003
VIP Overseas Portfolio:      10.000000           7.673577                -23.26%               1,046           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.735927           12.072942                12.45%               7,504           2004
Insurance Products Fund II   8.575959            10.735927                25.19%               7,504           2003
- VIP Contrafund(R)            10.000000           8.575959                -14.24%               4,984           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.501646           14.000790                21.73%               1,771           2004
Insurance Products Fund      8.519364            11.501646                35.01%                 466           2003
III - VIP Mid Cap            10.000000           8.519364                -14.81%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.429411           12.705454                11.16%                 781           2004
Insurance Products Fund      7.437557            11.429411                53.67%                 784           2003
III - VIP Value Strategies   10.000000           7.437557                -25.62%                 194           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.406809                14.07%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.672400                16.72%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.157887           11.750327                 5.31%               5,378           2004
Health Sciences Fund:        8.354139            11.157887                33.56%               5,378           2003
Class III - Q/NQ             10.000000           8.354139                -16.46%               2,532           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.609459           10.672153                 0.59%               3,816           2004
Government Bond Fund:        10.675806           10.609459                -0.62%               3,717           2003
Class II - Q/NQ              10.000000           10.675806                 6.76%               1,623           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.358212           10.585388                 2.19%                 719           2004
Investor Destinations        9.830211            10.358212                 5.37%                 719           2003
Conservative Fund: Class     10.000000           9.830211                 -1.70%                 719           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.471145           10.957118                 4.64%                 559           2004
Investor Destinations        9.431089            10.471145                11.03%                 559           2003
Moderately Conservative      10.000000           9.431089                 -5.69%                 559           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.480363           11.210038                 6.96%              24,709           2004
Investor Destinations        8.939839            10.480363                17.23%              24,709           2003
Moderate Fund: Class II -    10.000000           8.939839                -10.60%              10,566           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.508428           11.502471                 9.46%               3,692           2004
Investor Destinations        8.497120            10.508428                23.67%               3,410           2003
Moderately Aggressive        10.000000           8.497120                -15.03%               2,481           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.493512           11.684267                11.35%                   0           2004
Investor Destinations        8.148907            10.493512                28.77%                   0           2003
Aggressive Fund: Class II    10.000000           8.148907                -18.51%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.172211           10.013760                -1.56%               1,450           2004
Market Fund: Class I - Q/NQ  10.352242           10.172211                -1.74%               1,363           2003
                             10.474480           10.352242                -1.17%               1,915           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.972184            10.666271                 6.96%                   0           2004
Nationwide(R) Fund: Class II   8.026012            9.972184                 24.25%                   0           2003
- Q/NQ                       10.000000           8.026012                -19.74%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.032957           12.114620                 9.80%                   0           2004
Growth Leaders Fund: Class   7.413615            11.032957                48.82%                   0           2003
III - Q/NQ                   10.000000           7.413615                -25.86%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.350174            10.332824                10.51%               3,642           2004
Fund: Class II - Q/NQ        7.142194            9.350174                 30.91%               3,646           2003
                             10.000000           7.142194                -28.58%               1,000           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.794291           12.332241                14.25%                 137           2004
Fund: Class II - Q/NQ        7.065428            10.794291                52.78%                   0           2003
                             10.000000           7.065428                -29.35%               3,008           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.676740           12.384338                15.99%                   0           2004
Fund: Class II - Q/NQ        7.775543            10.676740                37.31%                   0           2003
                             10.000000           7.775543                -22.24%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.124897           12.613599                 4.03%               3,598           2004
Sector Bond Fund: Class I    11.074752           12.124897                 9.48%               3,474           2003
- Q/NQ                       10.578774           11.074752                 4.69%               3,529           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.108597           13.889169                14.71%                   0           2004
Risk-Managed Core            10.000000           12.108597                21.09%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.410973            10.511208                11.69%                 873           2004
Trust - MFS Mid Cap Growth   7.054611            9.410973                 33.40%                 877           2003
Series: Service Class -      10.000000           7.054611                -29.45%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.673853            10.033058                 3.71%               1,818           2004
Trust - MFS New Discovery    7.424347            9.673853                 30.30%               1,669           2003
Series: Service Class -      10.000000           7.424347                -25.76%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.069601           11.290819                12.13%               8,350           2004
Trust - MFS Value Series:    8.268815            10.069601                21.78%               8,350           2003
Service Class - Q/NQ         10.000000           8.268815                -17.31%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.923792           13.026567                 9.25%                   0           2004
Management Trust - AMT       9.763428            11.923792                22.13%                   0           2003
Fasciano Portfolio: Class    10.000000           9.763428                 -2.37%                   0           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.133078           20.881522                 3.72%               2,574           2004
Management Trust - AMT       10.816640           20.133078                86.13%               2,576           2003
Focus Portfolio: Class S -   10.000000           10.816640                 8.17%               2,262           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.940968            9.782990                 -1.59%                 643           2004
Management Trust - AMT       10.000000           9.940968                 -0.59%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.205685                12.06%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.955876            10.365129                 4.11%                   0           2004
Account Funds -              7.801186            9.955876                 27.62%                   0           2003
Oppenheimer Capital          10.000000           7.801186                -21.99%                 190           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.127467           16.443768                16.40%                 180           2004
Account Funds -              10.000000           14.127467                41.27%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.670314           12.386728                16.09%               2,673           2004
Account Funds -              7.648552            10.670314                39.51%               2,673           2003
Oppenheimer Global           10.000000           7.648552                -23.51%               2,673           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.874121            10.523938                 6.58%               1,249           2004
Account Funds -              7.997251            9.874121                 23.47%               1,249           2003
Oppenheimer Main Street(R)     10.000000           7.997251                -20.03%                 446           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.685636           12.373459                 5.89%               1,508           2004
Account Funds -              10.214119           11.685636                14.41%               1,508           2003
Oppenheimer Strategic Bond   10.000000           10.214119                 2.14%               2,696           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.054892           10.218514                 1.63%                   0           2004
Institutional Funds, Inc.    10.000000           10.054892                 0.55%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.925889           22.543894                33.19%               2,196           2004
Institutional Funds, Inc.    12.604542           16.925889                34.28%               2,198           2003
- U.S. Real Estate           13.010337           12.604542                -3.12%               1,704           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.214363           11.712721                14.67%              12,012           2004
Trust - Comstock             7.998800            10.214363                27.70%              10,074           2003
Portfolio: Class II - Q/NQ   10.000000           7.998800                -20.01%               2,676           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   8.959366            9.341759                  4.27%               2,684           2004
Trust - Emerging Growth      7.222181            8.959366                 24.05%               2,684           2003
Portfolio: Class II - Q/NQ   10.000000           7.222181                -27.78%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.45%)

   (Variable account charges of 2.45% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.788373            10.583524                 8.12%                 642           2004
Funds - AIM V.I. Basic       7.527798            9.788373                 30.03%                 496           2003
Value Fund: Series II        10.000000           7.527798                -24.72%               1,621           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.927640            10.297728                 3.73%               1,449           2004
Funds - AIM V.I. Capital     7.877752            9.927640                 26.02%               1,148           2003
Appreciation Fund: Series    10.000000           7.877752                -21.22%                 920           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.307580            9.578288                  2.91%               8,012           2004
Funds - AIM V.I. Premier     7.643303            9.307580                 21.77%               5,254           2003
Equity Fund: Series II       10.000000           7.643303                -23.57%                 175           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.087626           10.944820                 8.50%               3,439           2004
Products Series Fund, Inc.   7.822950            10.087626                28.95%               3,482           2003
- AllianceBernstein Growth   10.000000           7.822950                -21.77%               3,686           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.353260            9.885533                  5.69%               1,575           2004
Products Series Fund, Inc.   7.771908            9.353260                 20.35%               3,334           2003
- AllianceBernstein Large    10.000000           7.771908                -22.28%                 810           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.277231           13.099394                16.16%               4,495           2004
Products Series Fund, Inc.   8.204925            11.277231                37.44%               4,031           2003
- AllianceBernstein          10.000000           8.204925                -17.95%               3,436           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.262811           11.270323                 9.82%                   0           2004
Portfolios, Inc. -           8.143300            10.262811                26.03%                   0           2003
American Century VP Income   10.000000           8.143300                -18.57%               1,511           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.602768            10.359555                 7.88%                 911           2004
Portfolios, Inc. -           7.887819            9.602768                 21.74%                 791           2003
American Century VP Ultra    10.000000           7.887819                -21.12%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.756766           11.980635                11.38%               9,297           2004
Portfolios, Inc. -           8.560331            10.756766                25.66%               9,410           2003
American Century VP Value    10.000000           8.560331                -14.40%               5,357           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.153708           10.480495                 3.22%                 966           2004
Portfolios II, Inc. -        10.000000           10.153708                 1.54%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.958062           12.206840                11.40%               1,079           2004
Portfolios - Emerging        7.632929            10.958062                43.56%                 880           2003
Leaders Portfolio: Service   10.000000           7.632929                -23.67%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.174454            9.481235                  3.34%               2,496           2004
Responsible Growth Fund,     7.478729            9.174454                 22.67%               2,452           2003
Inc.: Service Shares - Q/NQ  10.000000           7.478729                -25.21%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.791334            10.009596                 2.23%              11,674           2004
Investment Fund -            8.306902            9.791334                 17.87%               8,344           2003
Appreciation Portfolio:      10.000000           8.306902                -16.93%               2,615           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.946445            10.624676                 6.82%                   0           2004
- Federated American         8.008252            9.946445                 24.20%                   0           2003
Leaders Fund II: Service     10.000000           8.008252                -19.92%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.768519            10.206740                 4.49%                   0           2004
- Federated Capital          8.083513            9.768519                 20.84%                   0           2003
Appreciation Fund II:        10.000000           8.083513                -19.16%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.333478           12.179171                 7.46%               4,335           2004
- Federated High Income      9.539092            11.333478                18.81%               3,103           2003
Bond Fund II: Service        10.000000           9.539092                 -4.61%                 309           2002*
Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.804882           10.890079                 0.79%               5,382           2004
- Federated Quality Bond     10.605424           10.804882                 1.88%               5,808           2003
Fund II: Service Shares -    10.000000           10.605424                 6.05%               2,279           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.310412           11.187705                 8.51%              10,203           2004
Insurance Products Fund -    8.128283            10.310412                26.85%               8,919           2003
VIP Equity-Income            10.000000           8.128283                -18.72%               5,871           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.554944            9.611874                  0.60%              16,558           2004
Insurance Products Fund -    7.389888            9.554944                 29.30%              13,477           2003
VIP Growth Portfolio:        10.000000           7.389888                -26.10%               5,114           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.697177           11.824916                10.54%              11,079           2004
Insurance Products Fund -    7.668310            10.697177                39.50%              10,100           2003
VIP Overseas Portfolio:      10.000000           7.668310                -23.32%               5,729           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.717590           12.039979                12.34%               3,100           2004
Insurance Products Fund II   8.570074            10.717590                25.06%               2,994           2003
- VIP Contrafund(R)            10.000000           8.570074                -14.30%               1,724           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.482020           13.962600                21.60%               8,486           2004
Insurance Products Fund      8.513529            11.482020                34.87%               5,437           2003
III - VIP Mid Cap            10.000000           8.513529                -14.86%                 870           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.409892           12.670769                11.05%                   0           2004
Insurance Products Fund      7.432455            11.409892                53.51%                   0           2003
III - VIP Value Strategies   10.000000           7.432455                -25.68%                   0           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.399085                13.99%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.664488                16.64%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.135833           11.715095                 5.20%                 297           2004
Health Sciences Fund:        8.346160            11.135833                33.42%                 297           2003
Class III - Q/NQ             10.000000           8.346160                -16.54%                 234           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.591340           10.643016                 0.49%              13,300           2004
Government Bond Fund:        10.668496           10.591340                -0.72%              12,212           2003
Class II - Q/NQ              10.000000           10.668496                 6.68%               6,587           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.337721           10.553629                 2.09%                   0           2004
Investor Destinations        9.820822            10.337721                 5.26%                   0           2003
Conservative Fund: Class     10.000000           9.820822                 -1.79%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.450438           10.924249                 4.53%               8,164           2004
Investor Destinations        9.422084            10.450438                10.91%               8,164           2003
Moderately Conservative      10.000000           9.422084                 -5.78%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.459641           11.176426                 6.85%              12,212           2004
Investor Destinations        8.931301            10.459641                17.11%              10,137           2003
Moderate Fund: Class II -    10.000000           8.931301                -10.69%              11,956           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.487635           11.467953                 9.35%               7,987           2004
Investor Destinations        8.489003            10.487635                23.54%               7,987           2003
Moderately Aggressive        10.000000           8.489003                -15.11%               7,400           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.472747           11.649202                11.23%               5,635           2004
Investor Destinations        8.141111            10.472747                28.64%                   0           2003
Aggressive Fund: Class II    10.000000           8.141111                -18.59%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.130604           9.962589                 -1.66%               2,777           2004
Market Fund: Class I - Q/NQ  10.320468           10.130604                -1.84%              18,058           2003
                             10.453036           10.320468                -1.27%               3,871           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.955165            10.637167                 6.85%               2,310           2004
Nationwide(R) Fund: Class II   8.020502            9.955165                 24.12%               2,269           2003
- Q/NQ                       10.000000           8.020502                -19.79%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.011152           12.078304                 9.69%                   0           2004
Growth Leaders Fund: Class   7.406529            11.011152                48.67%                   0           2003
III - Q/NQ                   10.000000           7.406529                -25.93%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.334201            10.304619                10.40%                 751           2004
Fund: Class II - Q/NQ        7.137294            9.334201                 30.78%                 751           2003
                             10.000000           7.137294                -28.63%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.775863           12.298586                14.13%                   0           2004
Fund: Class II - Q/NQ        7.060569            10.775863                52.62%                   0           2003
                             10.000000           7.060569                -29.39%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.658504           12.350527                15.87%               7,243           2004
Fund: Class II - Q/NQ        7.770193            10.658504                37.17%               6,902           2003
                             10.000000           7.770193                -22.30%               3,652           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.076034           12.549903                 3.92%               9,160           2004
Sector Bond Fund: Class I    11.041436           12.076034                 9.37%               9,935           2003
- Q/NQ                       10.557755           11.041436                 4.58%               4,991           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.100319           13.865464                14.59%                   0           2004
Risk-Managed Core            10.000000           12.100319                21.00%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.394902            10.482515                11.58%               3,239           2004
Trust - MFS Mid Cap Growth   7.049775            9.394902                 33.27%               3,589           2003
Series: Service Class -      10.000000           7.049775                -29.50%               2,336           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.657308            10.005645                 3.61%               1,721           2004
Trust - MFS New Discovery    7.419244            9.657308                 30.17%               1,356           2003
Series: Service Class -      10.000000           7.419244                -25.81%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.052390           11.259995                12.01%               3,541           2004
Trust - MFS Value Series:    8.263142            10.052390                21.65%               2,808           2003
Service Class - Q/NQ         10.000000           8.263142                -17.37%               1,486           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.903418           12.991000                 9.14%               2,675           2004
Management Trust - AMT       9.756729            11.903418                22.00%               2,430           2003
Fasciano Portfolio: Class    10.000000           9.756729                 -2.43%                 919           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.098749           20.842571                 3.61%                   0           2004
Management Trust - AMT       10.809240           20.098749                85.94%                   0           2003
Focus Portfolio: Class S -   10.000000           10.809240                 8.09%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.934163            9.766286                 -1.69%                   0           2004
Management Trust - AMT       10.000000           9.934163                 -0.66%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.198106                11.98%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.938872            10.336844                 4.00%               1,209           2004
Account Funds -              7.795829            9.938872                 27.49%               1,209           2003
Oppenheimer Capital          10.000000           7.795829                -22.04%               1,141           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.117809           16.415707                16.28%               2,254           2004
Account Funds -              10.000000           14.117809                41.18%                 776           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.652102           12.352923                15.97%               5,843           2004
Account Funds -              7.643307            10.652102                39.37%               8,083           2003
Oppenheimer Global           10.000000           7.643307                -23.57%               4,149           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.857255            10.495205                 6.47%               1,329           2004
Account Funds -              7.991770            9.857255                 23.34%               1,329           2003
Oppenheimer Main Street(R)     10.000000           7.991770                -20.08%               1,630           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.665693           12.339694                 5.78%               5,326           2004
Account Funds -              10.207132           11.665693                14.29%               4,391           2003
Oppenheimer Strategic Bond   10.000000           10.207132                 2.07%                  99           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.047999           10.201060                 1.52%               1,483           2004
Institutional Funds, Inc.    10.000000           10.047999                 0.48%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.857666           22.430057                33.06%               1,835           2004
Institutional Funds, Inc.    12.566590           16.857666                34.15%               1,848           2003
- U.S. Real Estate           12.984466           12.566590                -3.22%                 387           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.196921           11.680754                14.55%              12,409           2004
Trust - Comstock             7.993314            10.196921                27.57%              13,340           2003
Portfolio: Class II - Q/NQ   10.000000           7.993314                -20.07%               7,259           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   8.944056            9.316248                  4.16%               3,531           2004
Trust - Emerging Growth      7.217224            8.944056                 23.93%               3,074           2003
Portfolio: Class II - Q/NQ   10.000000           7.217224                -27.83%                 133           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.50%)

   (Variable account charges of 2.50% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.780014            10.569079                 8.07%              15,563           2004
Funds - AIM V.I. Basic       7.525223            9.780014                 29.96%              15,072           2003
Value Fund: Series II        10.000000           7.525223                -24.75%               7,133           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.919143            10.283629                 3.67%               2,232           2004
Funds - AIM V.I. Capital     7.875043            9.919143                 25.96%               2,382           2003
Appreciation Fund: Series    10.000000           7.875043                -21.25%               2,382           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.299621            9.565203                  2.86%                 632           2004
Funds - AIM V.I. Premier     7.640681            9.299621                 21.71%                 607           2003
Equity Fund: Series II       10.000000           7.640681                -23.59%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.078999           10.929872                 8.44%               8,903           2004
Products Series Fund, Inc.   7.820269            10.078999                28.88%                 592           2003
- AllianceBernstein Growth   10.000000           7.820269                -21.80%                 342           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.345255            9.872005                  5.64%               3,527           2004
Products Series Fund, Inc.   7.769240            9.345255                 20.29%               3,513           2003
- AllianceBernstein Large    10.000000           7.769240                -22.31%               2,746           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.267569           13.081473                16.10%               8,714           2004
Products Series Fund, Inc.   8.202098            11.267569                37.37%               9,207           2003
- AllianceBernstein          10.000000           8.202098                -17.98%               8,103           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.254022           11.254898                 9.76%               3,473           2004
Portfolios, Inc. -           8.140498            10.254022                25.96%               3,661           2003
American Century VP Income   10.000000           8.140498                -18.60%               1,135           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.594563            10.345396                 7.83%               4,727           2004
Portfolios, Inc. -           7.885111            9.594563                 21.68%               5,020           2003
American Century VP Ultra    10.000000           7.885111                -21.15%               5,020           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.747559           11.964252                11.32%               2,562           2004
Portfolios, Inc. -           8.557390            10.747559                25.59%               2,403           2003
American Century VP Value    10.000000           8.557390                -14.43%                 859           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.150214           10.471517                 3.17%                   0           2004
Portfolios II, Inc. -        10.000000           10.150214                 1.50%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.948693           12.190154                11.34%                   0           2004
Portfolios - Emerging        7.630309            10.948693                43.49%                   0           2003
Leaders Portfolio: Service   10.000000           7.630309                -23.70%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.166621            9.468290                  3.29%                   0           2004
Responsible Growth Fund,     7.476165            9.166621                 22.61%                   0           2003
Inc.: Service Shares - Q/NQ  10.000000           7.476165                -25.24%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.782951            9.995903                  2.18%               5,085           2004
Investment Fund -            8.304046            9.782951                 17.81%               5,031           2003
Appreciation Portfolio:      10.000000           8.304046                -16.96%                 432           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.937941            10.610150                 6.76%                   0           2004
- Federated American         8.005505            9.937941                 24.14%                   0           2003
Leaders Fund II: Service     10.000000           8.005505                -19.94%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.760173            10.192786                 4.43%                   0           2004
- Federated Capital          8.080741            9.760173                 20.78%                   0           2003
Appreciation Fund II:        10.000000           8.080741                -19.19%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.323791           12.162515                 7.41%              23,904           2004
- Federated High Income      9.535831            11.323791                18.75%              23,255           2003
Bond Fund II: Service        10.000000           9.535831                 -4.64%               1,411           2002*
Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.795632           10.875176                 0.74%               9,455           2004
- Federated Quality Bond     10.601791           10.795632                 1.83%               9,559           2003
Fund II: Service Shares -    10.000000           10.601791                 6.02%               7,948           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.301602           11.172420                 8.45%              21,488           2004
Insurance Products Fund -    8.125501            10.301602                26.78%              22,350           2003
VIP Equity-Income            10.000000           8.125501                -18.74%              13,570           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.546768            9.598730                  0.54%               6,824           2004
Insurance Products Fund -    7.387350            9.546768                 29.23%               6,767           2003
VIP Growth Portfolio:        10.000000           7.387350                -26.13%                   0           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.688034           11.808744                10.49%               6,994           2004
Insurance Products Fund -    7.665671            10.688034                39.43%               6,483           2003
VIP Overseas Portfolio:      10.000000           7.665671                -23.34%               1,923           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.708433           12.023534                12.28%               6,853           2004
Insurance Products Fund II   8.567134            10.708433                24.99%               6,358           2003
- VIP Contrafund(R)            10.000000           8.567134                -14.33%               3,069           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.472200           13.943511                21.54%              13,787           2004
Insurance Products Fund      8.510607            11.472200                34.80%               5,955           2003
III - VIP Mid Cap            10.000000           8.510607                -14.89%               2,430           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.400144           12.653464                10.99%               4,159           2004
Insurance Products Fund      7.429905            11.400144                53.44%                 416           2003
III - VIP Value Strategies   10.000000           7.429905                -25.70%                 134           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.395221                13.95%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.660535                16.61%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.124812           11.697503                 5.15%                   0           2004
Health Sciences Fund:        8.342171            11.124812                33.36%                   0           2003
Class III - Q/NQ             10.000000           8.342171                -16.58%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.582272           10.628453                 0.44%              13,340           2004
Government Bond Fund:        10.664836           10.582272                -0.77%              36,119           2003
Class II - Q/NQ              10.000000           10.664836                 6.65%              27,544           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.327495           10.537786                 2.04%                 365           2004
Investor Destinations        9.816143            10.327495                 5.21%               2,786           2003
Conservative Fund: Class     10.000000           9.816143                 -1.84%                 216           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.440096           10.907858                 4.48%              43,479           2004
Investor Destinations        9.417585            10.440096                10.86%              52,799           2003
Moderately Conservative      10.000000           9.417585                 -5.82%               4,424           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.449286           11.159639                 6.80%              65,338           2004
Investor Destinations        8.927038            10.449286                17.05%              63,745           2003
Moderate Fund: Class II -    10.000000           8.927038                -10.73%              22,951           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.477261           11.450744                 9.29%              15,359           2004
Investor Destinations        8.484943            10.477261                23.48%              11,519           2003
Moderately Aggressive        10.000000           8.484943                -15.15%               3,429           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.462383           11.631717                11.18%                   0           2004
Investor Destinations        8.137219            10.462383                28.57%                 952           2003
Aggressive Fund: Class II    10.000000           8.137219                -18.63%                 309           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.109852           9.937084                 -1.71%                   0           2004
Market Fund: Class I - Q/NQ  10.304607           10.109852                -1.89%                   0           2003
                             10.442324           10.304607                -1.32%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.946644            10.622610                 6.80%              57,697           2004
Nationwide(R) Fund: Class II   8.017753            9.946644                 24.06%              58,699           2003
- Q/NQ                       10.000000           8.017753                -19.82%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.000264           12.060164                 9.64%                   0           2004
Growth Leaders Fund: Class   7.402990            11.000264                48.59%                   0           2003
III - Q/NQ                   10.000000           7.402990                -25.97%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.326208            10.290522                10.34%                   0           2004
Fund: Class II - Q/NQ        7.134833            9.326208                 30.71%                   0           2003
                             10.000000           7.134833                -28.65%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.766661           12.281784                14.07%                 423           2004
Fund: Class II - Q/NQ        7.058153            10.766661                52.54%                   0           2003
                             10.000000           7.058153                -29.42%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.649396           12.333661                15.82%               5,194           2004
Fund: Class II - Q/NQ        7.767539            10.649396                37.10%               5,650           2003
                             10.000000           7.767539                -22.32%               1,336           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.051654           12.518154                 3.87%               2,871           2004
Sector Bond Fund: Class I    11.024795           12.051654                 9.31%               2,819           2003
- Q/NQ                       10.547250           11.024795                 4.53%               2,107           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.096180           13.853630                14.53%                   0           2004
Risk-Managed Core            10.000000           12.096180                20.96%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.386863            10.468159                11.52%               6,964           2004
Trust - MFS Mid Cap Growth   7.047349            9.386863                 33.20%               7,004           2003
Series: Service Class -      10.000000           7.047349                -29.53%               4,943           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.649072            9.991988                  3.55%               5,787           2004
Trust - MFS New Discovery    7.416705            9.649072                 30.10%               6,193           2003
Series: Service Class -      10.000000           7.416705                -25.83%               5,472           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.043805           11.244601                11.96%                 829           2004
Trust - MFS Value Series:    8.260300            10.043805                21.59%                 496           2003
Service Class - Q/NQ         10.000000           8.260300                -17.40%                 285           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.893244           12.973243                 9.08%               1,367           2004
Management Trust - AMT       9.753383            11.893244                21.94%               1,694           2003
Fasciano Portfolio: Class    10.000000           9.753383                 -2.47%               1,184           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.081591           20.796134                 3.56%                 760           2004
Management Trust - AMT       10.805535           20.081591                85.85%                 760           2003
Focus Portfolio: Class S -   10.000000           10.805535                 8.06%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.930759            9.757933                 -1.74%                   0           2004
Management Trust - AMT       10.000000           9.930759                 -0.69%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.194308                11.94%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.930383            10.322707                 3.95%              25,468           2004
Account Funds -              7.793155            9.930383                 27.42%              26,104           2003
Oppenheimer Capital          10.000000           7.793155                -22.07%              12,939           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.112985           16.401692                16.22%               2,364           2004
Account Funds -              10.000000           14.112985                41.13%                 641           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.642987           12.336027                15.91%               1,914           2004
Account Funds -              7.640679            10.642987                39.29%               4,438           2003
Oppenheimer Global           10.000000           7.640679                -23.59%               3,361           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.848839            10.480881                 6.42%                 516           2004
Account Funds -              7.989027            9.848839                 23.28%                 504           2003
Oppenheimer Main Street(R)     10.000000           7.989027                -20.11%                 290           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.655718           12.322833                 5.72%                 496           2004
Account Funds -              10.203629           11.655718                14.23%                 463           2003
Oppenheimer Strategic Bond   10.000000           10.203629                 2.04%                 278           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.044557           10.192334                 1.47%                   0           2004
Institutional Funds, Inc.    10.000000           10.044557                 0.45%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.823646           23.373333                32.99%               1,406           2004
Institutional Funds, Inc.    12.547646           16.823646                34.08%               1,554           2003
- U.S. Real Estate           12.971541           12.547646                -3.27%                 365           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.188193           11.664775                14.49%              10,279           2004
Trust - Comstock             7.990572            10.188193                27.50%              10,708           2003
Portfolio: Class II - Q/NQ   10.000000           7.990572                -20.09%               6,787           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   8.936402            9.303513                  4.11%               2,051           2004
Trust - Emerging Growth      7.214745            8.936402                 23.86%               1,837           2003
Portfolio: Class II - Q/NQ   10.000000           7.214745                -27.85%               1,035           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.60%)

   (Variable account charges of 2.60% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.763279            10.540167                 7.96%              29,287           2004
Funds - AIM V.I. Basic       7.520041            9.763279                 29.83%              14,577           2003
Value Fund: Series II        10.000000           7.520041                -24.80%               5,141           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.902184            10.255521                 3.57%                 436           2004
Funds - AIM V.I. Capital     7.869633            9.902184                 25.83%                 436           2003
Appreciation Fund: Series    10.000000           7.869633                -21.30%                   0           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.283703            9.539031                  2.75%               1,970           2004
Funds - AIM V.I. Premier     7.635425            9.283703                 21.59%               1,814           2003
Equity Fund: Series II       10.000000           7.635425                -23.65%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.061764           10.899985                 8.33%              10,722           2004
Products Series Fund, Inc.   7.814888            10.061764                28.75%              11,270           2003
- AllianceBernstein Growth   10.000000           7.814888                -21.85%               3,866           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   9.329269            9.845010                  5.53%               6,802           2004
Products Series Fund, Inc.   7.763904            9.329269                 20.16%               6,705           2003
- AllianceBernstein Large    10.000000           7.763904                -22.36%               2,017           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.248319           13.045736                15.98%               7,640           2004
Products Series Fund, Inc.   8.196472            11.248319                37.23%               8,183           2003
- AllianceBernstein          10.000000           8.196472                -18.04%               4,166           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.236483           11.224132                 9.65%               5,876           2004
Portfolios, Inc. -           8.134905            10.236483                25.83%               7,151           2003
American Century VP Income   10.000000           8.134905                -18.65%               2,646           2002*
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.578139            10.317095                 7.72%               1,175           2004
Portfolios, Inc. -           7.879686            9.578139                 21.55%               1,109           2003
American Century VP Ultra    10.000000           7.879686                -21.20%                 711           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.729181           11.931543                11.21%              10,553           2004
Portfolios, Inc. -           8.551515            10.729181                25.47%              10,844           2003
American Century VP Value    10.000000           8.551515                -14.48%               5,161           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.143226           10.453575                 3.06%                 322           2004
Portfolios II, Inc. -        10.000000           10.143226                 1.43%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.929967           12.156826                11.22%               4,409           2004
Portfolios - Emerging        7.625057            10.929967                43.34%               4,409           2003
Leaders Portfolio: Service   10.000000           7.625057                -23.75%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.150933            9.442401                  3.19%               1,858           2004
Responsible Growth Fund,     7.471019            9.150933                 22.49%               1,801           2003
Inc.: Service Shares - Q/NQ  10.000000           7.471019                -25.29%               1,586           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             9.766205            9.968558                  2.07%               1,859           2004
Investment Fund -            8.298337            9.766205                 17.69%               1,711           2003
Appreciation Portfolio:      10.000000           8.298337                -17.02%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.920940            10.581138                 6.65%               1,171           2004
- Federated American         8.000004            9.920940                 24.01%                 431           2003
Leaders Fund II: Service     10.000000           8.000004                -20.00%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.743470            10.164904                 4.33%               1,197           2004
- Federated Capital          8.075185            9.743470                 20.66%               1,299           2003
Appreciation Fund II:        10.000000           8.075185                -19.25%               1,187           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.304421           12.129262                 7.30%               5,330           2004
- Federated High Income      9.529281            11.304421                18.63%               5,707           2003
Bond Fund II: Service        10.000000           9.529281                 -4.71%               1,229           2002*
Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.777176           10.845439                 0.63%              32,665           2004
- Federated Quality Bond     10.594526           10.777176                 1.72%              51,299           2003
Fund II: Service Shares -    10.000000           10.594526                 5.95%              15,448           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.283965           11.141850                 8.34%              36,697           2004
Insurance Products Fund -    8.119907            10.283965                26.65%              33,317           2003
VIP Equity-Income            10.000000           8.119907                -18.80%               7,877           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.530442            9.572474                  0.44%              11,403           2004
Insurance Products Fund -    7.382277            9.530442                 29.10%              11,258           2003
VIP Growth Portfolio:        10.000000           7.382277                -26.18%               3,952           2002*
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.669744           11.776456                10.37%               8,084           2004
Insurance Products Fund -    7.660402            10.669744                39.28%               7,578           2003
VIP Overseas Portfolio:      10.000000           7.660402                -23.40%               3,360           2002*
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.690098           11.990631                12.17%              12,327           2004
Insurance Products Fund II   8.561243            10.690098                24.87%              12,549           2003
- VIP Contrafund(R)            10.000000           8.561243                -14.39%               4,850           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.452567           13.905374                21.42%               5,217           2004
Insurance Products Fund      8.504756            11.452567                34.66%               5,058           2003
III - VIP Mid Cap            10.000000           8.504756                -14.95%               2,270           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.380652           12.618878                10.88%               3,678           2004
Insurance Products Fund      7.424796            11.380652                53.28%               1,530           2003
III - VIP Value Strategies   10.000000           7.424796                -25.75%                 933           2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.387503                13.88%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.652622                16.53%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.102767           11.662346                 5.04%               7,681           2004
Health Sciences Fund:        8.334185            11.102767                33.22%               5,843           2003
Class III - Q/NQ             10.000000           8.334185                -16.66%               1,425           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.564180           10.599395                 0.33%              24,263           2004
Government Bond Fund:        10.657530           10.564180                -0.88%              37,745           2003
Class II - Q/NQ              10.000000           10.657530                 6.58%               9,041           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.307043           10.506134                 1.93%               6,022           2004
Investor Destinations        9.806753            10.307043                 5.10%               2,707           2003
Conservative Fund: Class     10.000000           9.806753                 -1.93%               1,598           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.419429           10.875097                 4.37%              38,720           2004
Investor Destinations        9.408587            10.419429                10.74%              37,367           2003
Moderately Conservative      10.000000           9.408587                 -5.91%               6,487           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.428587           11.126112                 6.69%              14,577           2004
Investor Destinations        8.918491            10.428587                16.93%               5,531           2003
Moderate Fund: Class II -    10.000000           8.918491                -10.82%               9,783           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.456505           11.416333                 9.18%              40,573           2004
Investor Destinations        8.476822            10.456505                23.35%              48,265           2003
Moderately Aggressive        10.000000           8.476822                -15.23%              19,707           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.441660           11.596773                11.06%              51,500           2004
Investor Destinations        8.129430            10.441660                28.44%              54,243           2003
Aggressive Fund: Class II    10.000000           8.129430                -18.71%              12,165           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.068438           9.886229                 -1.81%               4,237           2004
Market Fund: Class I - Q/NQ  10.272935           10.068438                -1.99%               6,802           2003
                             10.420914           10.272935                -1.42%               7,648           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.929630            10.593580                 6.69%               1,426           2004
Nationwide(R) Fund: Class II   8.012236            9.929630                 23.93%               1,528           2003
- Q/NQ                       10.000000           8.012236                -19.88%                 267           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      10.978492           12.023967                 9.52%               3,935           2004
Growth Leaders Fund: Class   7.395900            10.978492                48.44%               4,431           2003
III - Q/NQ                   10.000000           7.395900                -26.04%                 185           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   9.310242            10.262373                10.23%               2,517           2004
Fund: Class II - Q/NQ        7.129924            9.310242                 30.58%               2,531           2003
                             10.000000           7.129924                -28.70%                 794           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    10.748227           12.248198                13.96%               2,663           2004
Fund: Class II - Q/NQ        7.053294            10.748227                52.39%               1,893           2003
                             10.000000           7.053294                -29.47%               1,116           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.631185           12.299946                15.70%               7,856           2004
Fund: Class II - Q/NQ        7.762200            10.631185                36.96%               8,038           2003
                             10.000000           7.762200                -22.38%               2,581           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.002989           12.454826                 3.76%              10,762           2004
Sector Bond Fund: Class I    10.991542           12.002989                 9.20%              10,759           2003
- Q/NQ                       10.526229           10.991542                 4.42%               3,218           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.087900           13.829948                14.41%                   0           2004
Risk-Managed Core            10.000000           12.087900                20.88%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.370807            10.439551                11.41%              11,628           2004
Trust - MFS Mid Cap Growth   7.042502            9.370807                 33.06%              11,169           2003
Series: Service Class -      10.000000           7.042502                -29.57%               4,543           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       9.632549            9.964641                  3.45%                 519           2004
Trust - MFS New Discovery    7.411596            9.632549                 29.97%                 519           2003
Series: Service Class -      10.000000           7.411596                -25.88%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.026621           11.213858                11.84%               2,654           2004
Trust - MFS Value Series:    8.254632            10.026621                21.47%               2,731           2003
Service Class - Q/NQ         10.000000           8.254632                -17.45%               1,440           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.872908           12.937779                 8.97%                 439           2004
Management Trust - AMT       9.746695            11.872908                21.81%                 451           2003
Fasciano Portfolio: Class    10.000000           9.746695                 -2.53%                 104           2002*
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    20.047310           20.739335                 3.45%               1,011           2004
Management Trust - AMT       10.798121           20.047310                85.66%               1,468           2003
Focus Portfolio: Class S -   10.000000           10.798121                 7.98%                 125           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.923954            9.741242                 -1.84%                   0           2004
Management Trust - AMT       10.000000           9.923954                 -0.76%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.186719                11.87%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.913389            10.294475                 3.84%              13,798           2004
Account Funds -              7.787798            9.913389                 27.29%              13,472           2003
Oppenheimer Capital          10.000000           7.787798                -22.12%               5,112           2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.103333           16.373670                16.10%               8,750           2004
Account Funds -              10.000000           14.103333                41.03%               5,448           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.624772           12.302285                15.79%               2,664           2004
Account Funds -              7.635426            10.624772                39.15%               6,577           2003
Oppenheimer Global           10.000000           7.635426                -23.65%               5,395           2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.831982            10.452199                 6.31%               7,498           2004
Account Funds -              7.983535            9.831982                 23.15%               7,774           2003
Oppenheimer Main Street(R)     10.000000           7.983535                -20.16%               2,517           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.635803           12.289162                 5.62%               3,425           2004
Account Funds -              10.196640           11.635803                14.11%               3,464           2003
Oppenheimer Strategic Bond   10.000000           10.196640                 1.97%               2,388           2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.037664           10.174895                 1.37%                   0           2004
Institutional Funds, Inc.    10.000000           10.037664                 0.38%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.755761           22.260211                32.85%               2,192           2004
Institutional Funds, Inc.    12.509832           16.755761                33.94%               3,078           2003
- U.S. Real Estate           12.945724           12.509832                -3.37%                 719           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.170769           11.632899                14.38%              37,451           2004
Trust - Comstock             7.985083            10.170769                27.37%              34,710           2003
Portfolio: Class II - Q/NQ   10.000000           7.985083                -20.15%              11,619           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   8.921107            9.278066                  4.00%                 290           2004
Trust - Emerging Growth      7.209786            8.921107                 23.74%                 647           2003
Portfolio: Class II - Q/NQ   10.000000           7.209786                -27.90%                 597           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                Maximum Optional Benefits Elected (Total 3.10%)

   (Variable account charges of 3.10% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.965843           11.777649                 7.40%                   0           2004
Funds - AIM V.I. Basic       10.000000           10.965843                 9.66%                   0           2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.822107           11.150732                 3.04%                   0           2004
Funds - AIM V.I. Capital     10.000000           10.822107                 8.22%                   0           2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.704093           10.942029                 2.22%                   0           2004
Funds - AIM V.I. Premier     10.000000           10.704093                 7.04%                   0           2003*
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.839449           11.682195                 7.77%                   0           2004
Products Series Fund, Inc.   10.000000           10.839449                 8.39%                   0           2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   10.466609           10.988543                 4.99%                   0           2004
Products Series Fund, Inc.   10.000000           10.466609                 4.67%                   0           2003*
- AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable   11.350679           13.096893                15.38%                   0           2004
Products Series Fund, Inc.   10.000000           11.350679                13.51%                   0           2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.994633           11.993565                 9.09%                   0           2004
Portfolios, Inc. -           10.000000           10.994633                 9.95%                   0           2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.592664           11.351331                 7.16%                   0           2004
Portfolios, Inc. -           10.000000           10.592664                 5.93%                   0           2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.059165           12.235399                10.64%                   0           2004
Portfolios, Inc. -           10.000000           11.059165                10.59%                   0           2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.108243           10.364042                 2.53%                   0           2004
Portfolios II, Inc. -        10.000000           10.108243                 1.08%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.605884           12.842370                10.65%                   0           2004
Portfolios - Emerging        10.000000           11.605884                16.06%                   0           2003*
Leaders Portfolio: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         10.792074           11.078652                 2.66%                   0           2004
Responsible Growth Fund,     10.000000           10.792074                 7.92%                   0           2003*
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.726583           10.892648                 1.55%                   0           2004
Investment Fund -            10.000000           10.726583                 7.27%                   0           2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   11.151270           11.832305                 6.11%                   0           2004
- Federated American         10.000000           11.151270                11.51%                   0           2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.856494           11.267945                 3.79%                   0           2004
- Federated Capital          10.000000           10.856494                 8.56%                   0           2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   10.432342           11.136105                 6.75%                   0           2004
- Federated High Income      10.000000           10.432342                 4.32%                   0           2003*
Bond Fund II: Service
Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.930179            9.941778                  0.12%                   0           2004
- Federated Quality Bond     10.000000           9.930179                 -0.70%                   0           2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.096389           11.960357                 7.79%                   0           2004
Insurance Products Fund -    10.000000           11.096389                10.96%                   0           2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.800946           10.792895                -0.07%                   0           2004
Insurance Products Fund -    10.000000           10.800946                 8.01%                   0           2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.307956           12.416824                 9.81%                   0           2004
Insurance Products Fund -    10.000000           11.307956                13.08%                   0           2003*
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.849337           12.106803                11.59%                   0           2004
Insurance Products Fund II   10.000000           10.849337                 8.49%                   0           2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.346867           13.706375                20.79%                   0           2004
Insurance Products Fund      10.000000           11.346867                13.47%                   0           2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.013872           12.149515                10.31%                   0           2004
Insurance Products Fund      10.000000           11.013872                10.14%                   0           2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.348831                13.49%                   0           2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.000000           11.613032                16.13%                   0           2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.992914           11.487685                 4.50%                   0           2004
Health Sciences Fund:        8.294237            10.992914                32.54%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.856597            9.838693                 -0.18%                   0           2004
Government Bond Fund:        10.000000           9.856597                 -1.43%                   0           2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.205081           10.348796                 1.41%                   0           2004
Investor Destinations        9.759835            10.205081                 4.56%                   0           2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.316361           10.712256                 3.84%                   0           2004
Investor Destinations        9.363565            10.316361                10.18%                   0           2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.325427           10.959515                 6.14%                   0           2004
Investor Destinations        8.875804            10.325427                16.33%                   0           2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.353079           11.245414                 8.62%                   0           2004
Investor Destinations        8.436235            10.353079                22.72%                   0           2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.338360           11.423122                10.49%                   0           2004
Investor Destinations        8.090483            10.338360                27.78%                   0           2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     9.540636            9.319888                 -2.31%                   0           2004
Market Fund: Class I - Q/NQ  9.784642            9.540636                 -2.49%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.783827           11.445837                 6.14%                   0           2004
Nationwide(R) Fund: Class II   10.000000           10.783827                 7.84%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      10.869911           11.843943                 8.96%                   0           2004
Growth Leaders Fund: Class   7.360461            10.869911                47.68%                   0           2003*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   10.603676           11.628089                 9.66%                   0           2004
Fund: Class II - Q/NQ        10.000000           10.603676                 6.04%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    11.486057           13.021818                13.37%                   0           2004
Fund: Class II - Q/NQ        10.000000           11.486057                14.86%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      11.016506           12.680352                15.10%                   0           2004
Fund: Class II - Q/NQ        10.000000           11.016506                10.17%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.406987           11.775628                 3.23%                   0           2004
Sector Bond Fund: Class I    10.499652           11.406987                 8.64%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.046455           13.711811                13.82%                   0           2004
Risk-Managed Core            10.000000           12.046455                20.46%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.747313           11.911568                10.83%                   0           2004
Trust - MFS Mid Cap Growth   10.000000           10.747313                 7.47%                   0           2003*
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       10.554457           10.862279                 2.92%                   0           2004
Trust - MFS New Discovery    10.000000           10.554457                 5.54%                   0           2003*
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS Variable Insurance       11.078335           12.326531                11.27%                   0           2004
Trust - MFS Value Series:    10.000000           11.078335                10.78%                   0           2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.961226           11.883043                 8.41%                   0           2004
Management Trust - AMT       10.000000           10.961226                 9.61%                   0           2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.712906           11.025807                 2.92%                   0           2004
Management Trust - AMT       10.000000           10.712906                 7.13%                   0           2003*
Focus Portfolio: Class S -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.889863            9.657941                 -2.35%                   0           2004
Management Trust - AMT       10.000000           9.889863                 -1.10%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.148722                11.49%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.841936           11.200936                 3.31%                   0           2004
Account Funds -              10.000000           10.841936                 8.42%                   0           2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.055012           16.233856                15.50%                   0           2004
Account Funds -              10.000000           14.055012                40.55%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.391594           13.122521                15.19%                   0           2004
Account Funds -              10.000000           11.391594                13.92%                   0           2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.829125           11.453175                 5.76%                   0           2004
Account Funds -              10.000000           10.829125                 8.29%                   0           2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.303444           10.826128                 5.07%                   0           2004
Account Funds -              10.000000           10.303444                 3.03%                   0           2003*
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.008669           10.093416                 0.85%                   0           2004
Institutional Funds, Inc.    10.000000           10.008669                 0.09%                   0           2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                13.589150           17.960719                32.17%                   0           2004
Institutional Funds, Inc.    10.197928           13.589150                33.25%                   0           2003*
- U.S. Real Estate
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.895591           12.397970                13.79%                   0           2004
Trust - Comstock             10.000000           10.895591                 8.96%                   0           2003*
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Kampen Life Investment   10.629113           10.997673                 3.47%                   0           2004
Trust - Emerging Growth      10.000000           10.629113                 6.29%                   0           2003*
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-9:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         71,363 shares (cost $666,404) .......................................................   $        755,732
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         724,688 shares (cost $6,256,797) ....................................................          8,522,335
    AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         68,279 shares (cost $394,280) .......................................................            469,079
    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         7,830 shares (cost $149,230) ........................................................            177,663
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         72,624 shares (cost $1,268,340) .....................................................          1,634,030
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         14,479 shares (cost $190,551) .......................................................            210,953
    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,395 shares (cost $136,012) ........................................................            167,116
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,764 shares (cost $388,361) .......................................................            463,574
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,767 shares (cost $1,570,067) .....................................................          1,901,260
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         194,456 shares (cost $3,688,025) ....................................................          4,641,667
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         174,532 shares (cost $3,212,296) ....................................................          4,033,434
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         385,288 shares (cost $4,380,526) ....................................................          6,468,985
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         34,391,155 shares (cost $211,279,331) ...............................................        251,743,260
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         711,343 shares (cost $3,913,287) ....................................................          5,192,802
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         5,470,910 shares (cost $56,811,496) .................................................         57,718,099
    American Century VP - International Fund - Class I (ACVPInt)
         15,360,799 shares (cost $98,281,704) ................................................        112,901,872
    American Century VP - International Fund - Class III (ACVPInt3)
         9,087,511 shares (cost $51,486,213) .................................................         66,884,081
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
         1,754,396 shares (cost $15,839,665) .................................................         17,824,659
    American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
         328,002 shares (cost $2,607,607) ....................................................          3,322,658
    American Century VP - Value Fund - Class I (ACVPVal)
         61,943,123 shares (cost $428,941,490) ...............................................        542,002,328
    American Century VP - Value Fund - Class II (ACVPVal2)
         1,028,016 shares (cost $6,650,630) ..................................................          8,984,861
    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
         194,091 shares (cost $1,607,642) ....................................................          1,938,972
    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
         294,947 shares (cost $3,142,419) ....................................................          3,937,541

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         186,346 shares (cost $1,533,452) ....................................................   $      1,889,547
    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
         218,857 shares (cost $2,193,858) ....................................................          2,998,337
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         357,498 shares (cost $3,341,919) ....................................................          3,986,099
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         929,232 shares (cost $7,994,438) ....................................................          9,338,775
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,119,714 shares (cost $13,552,385) .................................................         15,004,171
    Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         68,408 shares (cost $1,203,942) .....................................................          1,563,132
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         4,287,419 shares (cost $58,937,603) .................................................         66,840,863
    Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         16,990 shares (cost $357,667) .......................................................            425,764
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,374,101 shares (cost $158,085,399) ................................................        135,266,120
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         34,592,476 shares (cost $1,078,726,269) .............................................      1,068,561,575
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,582,771 shares (cost $152,394,061) ................................................        162,963,319
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         104,822 shares (cost $3,174,312) ....................................................          3,716,983
    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         10,724 shares (cost $325,585) .......................................................            445,580
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,399 shares (cost $293,431) .......................................................            434,274
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         35,369 shares (cost $563,096) .......................................................            727,884
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         216,178 shares (cost $1,001,842) ....................................................          1,258,158
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         758,961 shares (cost $5,703,077) ....................................................          6,200,711
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         31,091,528 shares (cost $353,408,053) ...............................................        362,838,125
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         985,501 shares (cost $11,519,046) ...................................................         11,461,373
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         35,396,657 shares (cost $773,557,807) ...............................................        894,827,497
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         667,297 shares (cost $12,564,955) ...................................................         16,742,492
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         19,266,724 shares (cost $664,321,573) ...............................................        614,223,156
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         192,569 shares (cost $4,867,680) ....................................................          6,092,870
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         39,908,095 shares (cost $263,542,885) ...............................................        278,159,427
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,804,170 shares (cost $52,979,005) .................................................         66,344,734
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         491,956 shares (cost $5,820,857) ....................................................          8,510,844

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         4,854,748 shares (cost $65,232,957) .................................................   $     84,618,260
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         29,021,043 shares (cost $643,301,579) ...............................................        769,928,275
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         579,570 shares (cost $11,149,906) ...................................................         15,271,674
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         2,356,910 shares (cost $30,759,411) .................................................         31,064,069
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         5,494,701 shares (cost $96,688,484) .................................................         88,189,955
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         356,180 shares (cost $6,898,409) ....................................................         10,642,656
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         4,234,944 shares (cost $55,509,503) .................................................         59,670,355
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         206,773 shares (cost $2,292,842) ....................................................          2,923,769
    First Horizon Capital Appreciation Portfolio (FHCapAp)
         96,294 shares (cost $975,712) .......................................................          1,272,047
    First Horizon Core Equity Portfolio (FHCoreEq)
         229,052 shares (cost $1,966,940) ....................................................          2,281,355
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
         27,406 shares (cost $450,075) .......................................................            479,884
    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
         14,893 shares (cost $216,100) .......................................................            233,074
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         7,273 shares (cost $91,172) .........................................................            104,374
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         2,846 shares (cost $38,577) .........................................................             40,841
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         8,544,040 shares (cost $76,948,182) .................................................         98,512,788
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         280 shares (cost $3,763) ............................................................              4,345
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         2,258,380 shares (cost $31,123,520) .................................................         35,095,231
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         18,662,387 shares (cost $243,006,261) ...............................................        309,795,623
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         345,795 shares (cost $2,914,359) ....................................................          3,744,964
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,197,654 shares (cost $42,956,832) .................................................         45,460,591
    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         14,376 shares (cost $144,816) .......................................................            155,694
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         26,452,523 shares (cost $207,746,587) ...............................................        216,910,687
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         3,460 shares (cost $40,747) .........................................................             44,354
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         706,247 shares (cost $8,591,318) ....................................................          9,061,150
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         9,792 shares (cost $102,332) ........................................................            104,679
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         2,756,590 shares (cost $28,637,625) .................................................         29,523,075

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         837,668 shares (cost $3,295,822) ....................................................   $      3,241,774
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         3,810,963 shares (cost $14,582,690) .................................................         14,862,754
    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         6,845 shares (cost $65,305) .........................................................             77,076
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         1,747,095 shares (cost $17,472,702) .................................................         19,707,234
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         56,103,242 shares (cost $678,124,170) ...............................................        651,919,678
    Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,521,786 shares (cost $18,587,594) .................................................         17,637,503
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         8,240,080 shares (cost $73,105,463) .................................................         88,663,265
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         5,823,420 shares (cost $60,568,071) .................................................         67,085,795
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         10,548,294 shares (cost $105,849,249) ...............................................        110,229,673
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         37,253,862 shares (cost $359,403,180) ...............................................        419,478,483
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         19,118,557 shares (cost $184,324,584) ...............................................        220,245,776
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         16,556,044 shares (cost $162,083,999) ...............................................        180,626,436
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         162,392 shares (cost $941,850) ......................................................          1,162,731
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,088,118 shares (cost $6,514,065) ..................................................          7,801,807
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         36,899 shares (cost $524,329) .......................................................            573,787
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,895,834 shares (cost $151,748,290) ...............................................        158,640,419
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         3,928,696 shares (cost $76,818,898) .................................................         97,195,931
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         536,360,525 shares (cost $536,360,525) ...............................................        536,360,525
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
         38,552,990 shares (cost $472,593,036) ...............................................        429,094,785
    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
         221,419 shares (cost $1,904,255) ....................................................          2,462,178
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
         275 shares (cost $3,286) ............................................................              3,784
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
         498,336 shares (cost $5,387,141) ....................................................          6,877,041
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         6,818,432 shares (cost $88,379,330) .................................................        100,299,136
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         147,886 shares (cost $1,566,602) ....................................................          2,160,615
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,369,085 shares (cost $343,723,538) ...............................................        471,597,849
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         288,181 shares (cost $2,605,680) ....................................................          3,616,675

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         15,212,378 shares (cost $272,679,087) ................................................  $    349,276,201
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         213,008 shares (cost $3,677,048) ....................................................          4,856,572
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         20,992 shares (cost $216,492) .......................................................            242,670
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         2,085,142 shares (cost $22,295,130) .................................................         24,229,347
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,819,749 shares (cost $167,254,111) ...............................................        178,197,486
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,119,115 shares (cost $14,342,523) .................................................         22,844,058
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         646,630 shares (cost $5,838,174) ....................................................          6,970,667
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
         3,438 shares (cost $82,680) .........................................................             86,775
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         9,869,785 shares (cost $189,774,600) ................................................        240,724,045
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         5,776,075 shares (cost $16,501,643) .................................................         20,909,392
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         14,499,656 shares (cost $56,366,249) ................................................         51,473,778
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,201,407 shares (cost $41,975,074) .................................................         59,658,138
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         4,572,523 shares (cost $102,359,568) ................................................        123,183,781
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         370,654 shares (cost $4,907,668) ....................................................          5,037,186
    JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         946,522 shares (cost $22,878,742) ...................................................         24,533,838
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         23,598 shares (cost $199,359) .......................................................            220,408
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         648,250 shares (cost $3,182,769) ....................................................          4,537,753
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         139,252 shares (cost $1,617,559) ....................................................          2,048,392
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         318,464 shares (cost $2,934,962) ....................................................          3,843,861
    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         133,571 shares (cost $1,486,450) ....................................................          1,847,280
    Neuberger Berman AMT - Focus Portfolio - S Class (NBAMTFocus)
         49,187 shares (cost $827,287) .......................................................            963,087
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         7,105,696 shares (cost $89,339,520) .................................................        114,899,096
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
         3,267,909 shares (cost $43,263,023) .................................................         41,894,590
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
         10,492,230 shares (cost $138,295,741) ...............................................        187,076,469
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
         7,119,704 shares (cost $95,663,290) .................................................        130,432,974
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         103,808 shares (cost $1,349,991) ....................................................          1,452,279

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         4,904,397 shares (cost $162,184,913) ................................................   $    215,646,347
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,092,532 shares (cost $425,296,334) ...............................................        484,292,731
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,129 shares (cost $5,909,518) ....................................................          7,718,051
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         6,037,386 shares (cost $137,250,620) ................................................        179,008,480
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         6,530,294 shares (cost $111,905,305) ................................................        192,708,978
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         241,887 shares (cost $4,167,989) ....................................................          7,094,559
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         11,615 shares (cost $97,701) ........................................................            101,748
    Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)
         18,451,760 shares (cost $359,091,229) ...............................................        384,534,693
    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         445,480 shares (cost $7,085,160) ....................................................          9,221,428
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)
         3,078 shares (cost $41,728) .........................................................             49,153
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         946,770 shares (cost $4,493,329) ....................................................          5,008,412
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         735 shares (cost $16,449) ...........................................................             18,689
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         9,848,015 shares (cost $171,011,223) ................................................        221,087,938
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         753,835 shares (cost $9,642,856) ....................................................         11,465,832
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         2,600,818 shares (cost $30,243,428) .................................................         39,558,443
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         769,986 shares (cost $12,563,236) ...................................................         14,136,947
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         1,481,334 shares (cost $21,737,529) .................................................         27,197,281
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,409,222 shares (cost $13,550,861) .................................................         19,292,255
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         110,918 shares (cost $2,288,160) ....................................................          2,866,129
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         25,328 shares (cost $293,418) .......................................................            291,520
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         4,454,678 shares (cost 38,771,531) ...................................................        39,602,085
    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
         2,487,628 shares (cost $20,403,920) .................................................         25,771,827
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         15,974,474 shares (cost $216,843,695) ...............................................        327,157,234
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,637,136 shares (cost $15,885,493) .................................................         17,959,383
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         18,800,443 shares (cost $122,462,106) ...............................................        144,624,289
    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         13,539,795 shares (cost $92,510,094) ................................................        103,962,608

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         18,429,176 shares (cost $103,190,458) ................................................  $    100,921,851
    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         24,813,863 shares (cost $245,172,509) ................................................       254,017,039
    W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
         1,296,236 shares (cost $6,539,598) ...................................................         7,083,281
    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         37,974,778 shares (cost $306,196,496) ................................................       317,955,219
    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         24,571,799 shares (cost $82,201,049) .................................................        84,222,299
    W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
         412,936 shares (cost $7,252,964) .....................................................         7,915,198
    W & R Target Funds, Inc. - International Portfolio (WRIntl)
         9,576,962 shares (cost $53,514,892) ..................................................        63,719,359
    W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         8,390,182 shares (cost $47,501,471) ..................................................        46,643,539
    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
         137,532 shares (cost $1,748,714) .....................................................         2,035,371
    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         24,743,162 shares (cost $24,743,162) .................................................        24,743,162
    W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
         460,951 shares (cost $2,404,691) .....................................................         2,341,216
    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
         1,060,985 shares (cost $6,390,983) ...................................................         6,915,077
    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         8,232,430 shares (cost $95,252,750) ..................................................       118,558,515
    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
         16,051,460 shares (cost $118,345,960) ................................................       155,394,184
    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
         444,736 shares (cost $6,997,084) .....................................................         7,397,245
    W & R Target Funds, Inc. - Value Portfolio (WRValue)
         22,940,221 shares (cost $115,836,627) ................................................       142,745,524
                                                                                                 ----------------
           Total investments ..................................................................    15,693,900,492
  Accounts receivable .........................................................................         3,355,947
                                                                                                 ----------------
           Total assets .......................................................................    15,697,256,439
  Accounts payable ............................................................................                 -
                                                                                                 ----------------
  Contract owners' equity (note 4) ............................................................  $ 15,697,256,439
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              AIMBal          AIMBValue2          AIMBlueCh
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $   231,306,284             10,606                 --                478
  Mortality and expense risk charges (note 2)      (184,417,351)            (9,796)          (141,604)            (5,839)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        46,888,933                810           (141,604)            (5,361)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....     3,156,626,058             70,713            646,509             38,718
  Cost of mutual fund shares sold ...........    (3,225,349,125)           (74,310)          (448,054)           (40,523)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (68,723,067)            (3,597)           198,455             (1,805)
  Change in unrealized gain (loss)
   on investments ...........................     1,262,325,667             46,676            631,308             19,086
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........     1,193,602,600             43,079            829,763             17,281
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................       133,018,480                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $ 1,373,510,013             43,889            688,159             11,920
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMCapAp          AIMCapAp2         AIMCapDev2          AIMCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                  -              1,584
  Mortality and expense risk charges (note 2)            (1,750)           (30,493)              (950)            (2,353)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,750)           (30,493)              (950)              (769)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,089            326,377              3,964             11,101
  Cost of mutual fund shares sold ...........            (2,589)          (256,690)            (3,777)            (9,664)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               500             69,687                187              1,437
  Change in unrealized gain (loss)
   on investments ...........................            10,518             30,614             20,402             10,618
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            11,018            100,301             20,589             12,055
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             9,268             69,808             19,639             11,286
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMPreEq           AIMPreEq2           AlGrIncB          AlPremGrB
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         2,097              5,870             32,018                  -
  Mortality and expense risk charges (note 2)            (6,208)           (33,869)           (77,256)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,111)           (27,999)           (45,238)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            45,152            208,444            450,091            410,766
  Cost of mutual fund shares sold ...........           (49,569)          (172,547)          (339,781)          (343,669)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,417)            35,897            110,310             67,097
  Change in unrealized gain (loss)
   on investments ...........................            26,897             55,487            318,440            246,586
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            22,480             91,384            428,750            313,683
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        18,369             63,385            383,512            243,935
                                                ===============    ===============    ===============    ===============

Investment activity:                               AISmCapValB        ACVPIncGr          ACVPIncGr2        ACVPInflaPro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................             4,620          3,585,794             55,391          1,341,299
  Mortality and expense risk charges (note 2)          (110,480)        (2,868,721)           (90,042)          (490,027)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (105,860)           717,073            (34,651)           851,272
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           719,958         44,162,120            420,268         10,088,062
  Cost of mutual fund shares sold ...........          (468,235)       (45,934,533)          (335,826)        (9,859,385)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           251,723         (1,772,413)            84,442            228,677
  Change in unrealized gain (loss)
   on investments ...........................           661,103         27,442,122            438,480            791,146
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           912,826         25,669,709            522,922          1,019,823
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           138,601                  -                  -             19,255
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           945,567         26,386,782            488,271          1,890,350
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                ACVPInt            ACVPInt3           ACVPUltra         ACVPUltra2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       635,306            354,886                  -                  -
  Mortality and expense risk charges (note 2)        (1,254,643)          (731,538)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (619,337)          (376,652)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        19,246,490         11,392,368          7,332,920            370,212
  Cost of mutual fund shares sold ...........       (18,756,261)       (10,851,033)        (6,053,457)          (301,924)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           490,229            541,335          1,279,463             68,288
  Change in unrealized gain (loss)
   on investments ...........................        14,092,421          7,613,968            364,291            243,600
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        14,582,650          8,155,303          1,643,754            311,888
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    13,963,313          7,778,651          1,441,738            256,802
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPVal            ACVPVal2           BBTCapMgr         BBTLgCapV
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         5,043,376             70,417             13,288             63,751
  Mortality and expense risk charges (note 2)        (6,224,168)          (150,123)           (25,314)           (45,674)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,180,792)           (79,706)           (12,026)            18,077
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        63,353,617            990,122            580,767            268,959
  Cost of mutual fund shares sold ...........       (57,018,997)          (727,660)          (557,508)          (279,127)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,334,620            262,462             23,259            (10,168)
  Change in unrealized gain (loss)
   on investments ...........................        53,201,189            719,414            159,971            394,666
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        59,535,809            981,876            183,230            384,498
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         3,912,210             64,635                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        62,267,227            966,805            171,204            402,575
                                                ===============    ===============    ===============    ===============

Investment activity:                               BBTLgCoGr          BBTMdCapGr          CSGPVen           CSIntFoc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         7,891                  -                  -             87,215
  Mortality and expense risk charges (note 2)           (25,994)           (34,452)           (38,404)           (89,385)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (18,103)           (34,452)           (38,404)            (2,170)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           126,386            159,622            807,175          1,315,006
  Cost of mutual fund shares sold ...........          (131,151)          (145,178)          (793,027)        (1,249,536)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,765)            14,444             14,148             65,470
  Change in unrealized gain (loss)
   on investments ...........................            93,814            407,247            628,183          1,068,964
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            89,049            421,691            642,331          1,134,434
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        70,946            387,239            603,927          1,132,264
                                                ===============    ===============    ===============    ===============

Investment activity:                                CSLCapV           DryELeadS         DrySmCapIxS          DrySRGroS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            77,848                 --            232,497                628
  Mortality and expense risk charges (note 2)          (154,984)           (27,125)          (569,581)            (7,655)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (77,136)           (27,125)          (337,084)            (7,027)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         4,217,955            181,146         28,925,440             21,973
  Cost of mutual fund shares sold ...........        (4,070,618)          (117,211)       (25,012,156)           (19,474)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           147,337             63,935          3,913,284              2,499
  Change in unrealized gain (loss)
   on investments ...........................         1,415,248             (1,894)         4,400,053             19,896
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,562,585             62,041          8,313,337             22,395
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            127,178          1,308,776                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,485,449            162,094          9,285,029             15,368
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                DrySRGro           DryStkIx          DryVIFApp         DryVIFAppS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       523,533         18,657,521          2,677,614             51,178
  Mortality and expense risk charges (note 2)        (1,528,282)       (12,025,420)        (1,936,413)           (66,249)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,004,749)         6,632,101            741,201            (15,071)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        24,446,360        136,972,262         31,489,494            166,293
  Cost of mutual fund shares sold ...........       (38,868,775)      (174,040,150)       (36,616,105)          (136,229)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (14,422,415)       (37,067,888)        (5,126,611)            30,064
  Change in unrealized gain (loss)
   on investments ...........................        21,675,991        122,552,674         10,330,001             87,050
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,253,576         85,484,786          5,203,390            117,114
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     6,248,827         92,116,887          5,944,591            102,043
                                                ===============    ===============    ===============    ===============

Investment activity:                              DryVIFDevLd       DryVIFIntVal         FedAmLeadS          FedCapApS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               847              4,373              8,378              6,129
  Mortality and expense risk charges (note 2)            (6,570)            (5,296)           (12,447)           (23,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (5,723)              (923)            (4,069)           (17,758)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            20,013             57,371             53,667            166,052
  Cost of mutual fund shares sold ...........           (17,912)           (44,234)           (42,427)          (130,975)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....             2,101             13,137             11,240             35,077
  Change in unrealized gain (loss)
   on investments ...........................            39,881             50,833             43,015             44,550
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            41,982             63,970             54,255             79,627
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -              6,104                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            36,259             69,151             50,186             61,869
                                                ===============    ===============    ===============    ===============

Investment activity:                               FedHiIncS          FedQualBd         FedQualBdS          FidVIPEIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       482,402         16,727,504            492,945         12,516,544
  Mortality and expense risk charges (note 2)          (121,632)        (4,867,827)          (220,102)       (10,131,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           360,770         11,859,677            272,843          2,385,188
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,454,087         88,743,933          2,127,084         76,889,221
  Cost of mutual fund shares sold ...........        (2,242,240)       (86,803,550)        (2,105,742)       (75,229,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           211,847          1,940,383             21,342          1,659,770
  Change in unrealized gain (loss)
   on investments ...........................           (91,245)        (8,876,907)          (243,096)        74,957,662
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           120,602         (6,936,524)          (221,754)        76,617,432
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          3,671,473            111,654          3,165,949
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       481,372          8,594,626            162,743         82,168,569
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidVIPEI2          FidVIPGrS          FidVIPGr2          FidVIPHIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           220,948          1,122,097              7,852         23,387,890
  Mortality and expense risk charges (note 2)          (286,163)        (7,661,289)          (109,148)        (3,231,487)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (65,215)        (6,539,192)          (101,296)        20,156,403
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,540,298        108,284,375            617,450        212,038,673
  Cost of mutual fund shares sold ...........        (1,155,359)      (181,989,577)          (475,995)      (195,982,457)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           384,939        (73,705,202)           141,455         16,056,216
  Change in unrealized gain (loss)
   on investments ...........................         1,051,925         89,715,070             32,193        (15,460,002)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,436,864         16,009,868            173,648            596,214
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,429,229          9,470,676             72,352         20,752,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidVIPOvS        FidVIPOvS2R         FidVIPOvSR         FidVIPConS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       738,483             77,835            662,601          1,714,586
  Mortality and expense risk charges (note 2)          (737,819)          (143,080)          (839,766)        (8,149,361)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               664            (65,245)          (177,165)        (6,434,775)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        11,051,524            708,283          8,250,502         50,816,596
  Cost of mutual fund shares sold ...........        (9,737,055)          (486,439)        (7,343,157)       (59,271,505)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,314,469            221,844            907,345         (8,454,909)
  Change in unrealized gain (loss)
   on investments ...........................         6,130,247            694,824          7,894,149        107,479,707
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,444,716            916,668          8,801,494         99,024,798
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     7,445,380            851,423          8,624,329         92,590,023
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPCon2        FidVIPIGBdS        FidVIPGrOpS        FidVIPMCap2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            28,756            623,415            439,952                  -
  Mortality and expense risk charges (note 2)          (252,291)          (268,145)          (980,341)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (223,535)           355,270           (540,389)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           985,111          7,518,291         14,509,752            658,277
  Cost of mutual fund shares sold ...........          (767,482)        (7,810,940)       (21,908,817)          (452,749)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           217,629           (292,649)        (7,399,065)           205,528
  Change in unrealized gain (loss)
   on investments ...........................         1,739,696            154,950         12,765,695          1,850,811
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,957,325           (137,699)         5,366,630          2,056,339
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            440,690                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,733,790            658,261          4,826,241          1,893,210
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPValS        FidVIPValS2          FHCapAp           FHCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             15,998
  Mortality and expense risk charges (note 2)          (738,986)           (46,764)            (7,191)           (23,914)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (738,986)           (46,764)            (7,191)            (7,916)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        50,682,749            370,954             40,460            221,120
  Cost of mutual fund shares sold ...........       (49,654,195)          (228,745)           (30,372)          (218,287)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,028,554            142,209             10,088              2,833
  Change in unrealized gain (loss)
   on investments ...........................         2,895,101            182,372             46,582             98,119
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         3,923,655            324,581             56,670            100,952
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           157,629              6,448             72,454                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,342,298            284,265            121,933             93,036
                                                ===============    ===============    ===============    ===============

Investment activity:                              FrVIPRisDiv2       FrVIPSmCapV2       FrVIPForSec2       FrVIPForSec3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               425                 42                766                  -
  Mortality and expense risk charges (note 2)            (1,817)              (611)              (677)               (53)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,392)              (569)                89                (53)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            31,924              7,531              1,831              2,906
  Cost of mutual fund shares sold ...........           (31,866)            (6,795)            (1,790)            (2,685)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                58                736                 41                221
  Change in unrealized gain (loss)
   on investments ...........................            29,810             16,974             13,202              2,263
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            29,868             17,710             13,243              2,484
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            29,313             17,141             13,332              2,431
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITCVal          GVITIntVal2        GVITIntVal3        GVITDMidCapI
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       994,614                 45            383,274          1,539,905
  Mortality and expense risk charges (note 2)          (861,970)               (33)          (216,456)        (3,451,130)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           132,644                 12            166,818         (1,911,225)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         5,103,795                204          2,893,563         26,609,921
  Cost of mutual fund shares sold ...........        (3,847,595)              (201)        (2,613,430)       (22,529,906)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,256,200                  3            280,133          4,080,015
  Change in unrealized gain (loss)
   on investments ..........................         10,555,909                582          3,493,675         28,670,704
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        11,812,109                585          3,773,808         32,750,719
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -          7,307,584
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    11,944,753                597          3,940,626         38,147,078
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITEmMrkts        GVITEmMrkts3      GVITEmMrkts6         GVITFHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            34,800            416,039              1,318         14,634,869
  Mortality and expense risk charges (note 2)           (46,847)          (498,308)              (959)        (2,393,710)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (12,047)           (82,269)               359         12,241,159
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,751,759         24,574,562              1,339         81,924,860
  Cost of mutual fund shares sold ...........        (1,442,410)       (18,387,434)            (1,144)       (72,354,113)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           309,349          6,187,128                195          9,570,747
  Change in unrealized gain (loss)
   on investments ...........................            14,755         (5,144,179)            10,878         (5,297,847)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           324,104          1,042,949             11,073          4,272,900
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           302,339          3,589,995             11,318                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           614,396          4,550,675             22,750         16,514,059
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlFin1          GVITGlFin3        GVITGlHlth         GVITGlHlth3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $           589            128,494                  -                  -
  Mortality and expense risk charges (note 2)              (549)          (104,546)            (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............                40             23,948             (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            32,019          6,468,316             60,570         12,648,295
  Cost of mutual fund shares sold ...........           (27,311)        (5,769,291)           (59,543)       (11,985,029)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            4,708             699,025              1,027            663,266
  Change in unrealized gain (loss)
   on investments ...........................             (332)            (74,111)             4,755            598,683
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            4,376             624,914              5,782          1,261,949
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            2,562             538,454                437            113,065
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         6,978          1,187,316              5,046          1,042,544
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlTech         GVITGlTech3         GVITGlUtl1         GVITGlUtl3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                835            147,389
  Mortality and expense risk charges (note 2)           (41,555)          (260,368)              (781)          (103,034)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (41,555)          (260,368)                54             44,355
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           801,024         15,176,713             53,512          2,003,466
  Cost of mutual fund shares sold ...........          (943,658)       (13,964,054)           (43,680)        (1,560,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (142,634)         1,212,659              9,832            443,015
  Change in unrealized gain (loss)
    on investments ..........................           251,984         (2,487,881)             3,477          1,877,480
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           109,350         (1,275,222)            13,309          2,320,495
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -              3,231            820,589
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            67,795         (1,535,590)            16,594          3,185,439
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITGvtBd          GVITGvtBd2         GVITGrowth          GVITIDAgg
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $    38,922,758            987,463            283,782            944,755
  Mortality and expense risk charges (note 2)        (8,493,116)          (343,569)          (971,405)          (779,425)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        30,429,642            643,894           (687,623)           165,330
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....       199,308,833          5,081,705         15,844,591         22,770,366
  Cost of mutual fund shares sold ...........      (200,032,152)        (5,294,436)       (18,701,476)       (18,411,731)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (723,319)          (212,731)        (2,856,885)         4,358,635
  Change in unrealized gain (loss)
   on investments ...........................       (30,035,683)          (618,705)         9,359,622            662,003
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........       (30,759,002)          (831,436)         6,502,737          5,020,638
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................        14,599,981            385,879                  -          1,361,989
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    14,270,621            198,337          5,815,114          6,547,957
                                                ===============    ===============    ===============    ===============

Investment activity:                                GVITIDCon         GVITIDMod        GVITIDModAgg       GVITIDModCon
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         2,594,233          7,511,035          3,319,524          3,794,341
  Mortality and expense risk charges (note 2)        (1,482,108)         (4,908,961)        (2,455,106)        (2,268,189)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............         1,112,125          2,602,074            864,418          1,526,152
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        29,170,081         17,632,150         14,529,945         16,832,119
  Cost of mutual fund shares sold ...........       (27,456,490)       (16,709,411)       (12,579,339)       (15,455,221)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,713,591            922,739          1,950,606          1,376,898
  Change in unrealized gain (loss)
   on investments ...........................          (367,739)        24,203,003         14,023,854          5,686,325
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,345,852         25,125,742         15,974,460          7,063,223
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,103,556          2,049,052          2,757,866          1,174,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         3,561,533         29,776,868         19,596,744          9,764,099
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITIntGro        GVITIntGro3        GVITIntVal6         GVITJPBal
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         9,140             61,694              1,405          3,063,008
  Mortality and expense risk charges (note 2)           (13,700)           (69,416)            (2,004)        (1,878,898)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,560)            (7,722)              (599)         1,184,110
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           284,581          1,439,147             14,408         20,158,004
  Cost of mutual fund shares sold ...........          (268,664)        (1,062,573)           (13,136)       (22,842,236)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            15,917            376,574              1,272         (2,684,232)
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,911             49,459         12,346,423
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           137,078            783,485             50,731          9,662,191
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       132,518            775,763             50,132         10,846,301
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSMdCpGr         GVITMyMkt         GVITNWFund         GVITNWFund2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          5,394,244          5,408,473             25,311
  Mortality and expense risk charges (note 2)        (1,125,786)        (8,337,225)        (4,684,132)           (46,265)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,125,786)        (2,942,981)           724,341            (20,954)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        18,860,908        611,978,131         60,610,070            288,143
  Cost of mutual fund shares sold ...........       (14,115,325)      (611,978,131)      (111,433,127)          (220,771)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         4,745,583                  -        (50,823,057)            67,372
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015                  -         84,255,029            126,511
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        13,061,598                  -         33,431,972            193,883
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        11,935,812         (2,942,981)        34,156,313            172,929
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITLead            GVITLead3        GVITNStrVal        GVITSmCapGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $            14             25,996                  -                  -
  Mortality and expense risk charges (note 2)               (44)           (74,446)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               (30)           (48,450)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,755          2,523,573         15,338,685         56,435,551
  Cost of mutual fund shares sold ...........            (2,862)        (2,064,854)       (13,921,221)       (50,600,925)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               893            458,719          1,417,464          5,834,626
  Change in unrealized gain (loss)
   on investments ...........................              (366)           422,065           (479,313)         6,141,078
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........               527            880,784            938,151         11,975,704
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                53             94,639                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $           550            926,973            892,421         10,778,340
                                                ===============    ===============    ===============    ===============

Investment activity:                             GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2       GVITSmComp
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                941                  -                  -
  Mortality and expense risk charges (note 2)           (35,177)        (5,297,100)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (35,177)        (5,296,159)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           178,703         78,082,018            325,901         37,031,282
  Cost of mutual fund shares sold ...........          (128,479)       (69,707,132)          (184,706)       (32,155,693)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            50,224          8,374,886            141,195          4,875,589
  Change in unrealized gain (loss)
   on investments ...........................           198,201         28,054,550            119,231         11,696,543
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           248,425         36,429,436            260,426         16,572,132
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -         32,764,430            252,212         39,197,787
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           213,248         63,897,707            455,983         52,038,818
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSmComp2        GVITTGroFoc       GVITTGroFoc3         GVITUSGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2)           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           418,426          1,828,539          5,776,485             31,175
  Cost of mutual fund shares sold ...........          (290,033)        (1,817,735)        (4,951,685)           (30,968)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           128,393             10,804            824,800                207
  Change in unrealized gain (loss)
    on investments ..........................            99,639             40,560           (698,770)            24,308
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           228,032             51,364            126,030             24,515
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           556,124                  -                  -              4,275
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       702,597             45,289            108,145             26,977
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITUSGro3       GVITVKMultiSec       GVITWLead          GVITWLead3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                  -         8,516,418                  -                  -
  Mortality and expense risk charges (note 2)          (355,018)        (2,098,209)          (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (355,018)         6,418,209           (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        25,075,345         19,095,992          3,485,885          3,169,899
  Cost of mutual fund shares sold ...........       (21,313,916)       (17,874,758)        (2,425,259)        (2,592,509)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         3,761,429          1,221,234          1,060,626            577,390
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         1,131,198          2,083,599            347,183
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,267,201          2,352,432          3,144,225            924,573
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,288,130                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,200,313          8,770,641          2,902,551            835,805
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                 JanBal           JanCapAp          JanGlTechS2         JanGlTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         1,865             56,278                  -                  -
  Mortality and expense risk charges (note 2)            (1,049)        (2,907,751)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               816         (2,851,473)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             9,119         42,334,015          4,625,301         12,214,108
  Cost of mutual fund shares sold ...........            (8,999)       (45,880,976)        (3,591,912)       (13,850,500)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               120         (3,546,961)         1,033,389         (1,636,392)
  Change in unrealized gain (loss)
   on investments ...........................             4,072         41,588,779           (891,531)         1,354,607
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             4,192         38,041,818            141,858           (281,785)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         5,008         35,190,345           (105,033)          (964,682)
                                                ===============    ===============    ===============    ===============

Investment activity:                              JanIntGroS2         JanIntGro          JanRMgCore        JPMSTMidCap
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           467,154            982,122             54,314                  -
  Mortality and expense risk charges (note 2)          (684,883)        (1,480,701)           (34,132)           (58,806)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (217,729)          (498,579)            20,182            (58,806)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         8,344,854         24,113,171          2,038,857          2,121,450
  Cost of mutual fund shares sold ...........        (7,827,081)       (22,878,200)        (1,913,052)        (2,140,247)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           517,773          1,234,971            125,805            (18,797)
  Change in unrealized gain (loss)
   on investments ...........................         7,898,311         18,090,627             53,515          1,655,096
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         8,416,084         19,325,598            179,320          1,636,299
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -            299,482                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         8,198,355         18,827,019            498,984          1,577,493
                                                ===============    ===============    ===============    ===============

Investment activity:                              MFSInvGrStS       MFSMidCapGrS        MFSNewDiscS          MFSValS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             14,522
  Mortality and expense risk charges (note 2)              (785)           (78,317)           (36,155)           (63,266)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (785)           (78,317)           (36,155)           (48,744)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             8,149            345,159            394,299            635,685
  Cost of mutual fund shares sold ...........            (8,282)          (231,829)          (298,428)          (500,638)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....              (133)           113,330             95,871            135,047
  Change in unrealized gain (loss)
   on investments ...........................            21,049            472,152             32,519            282,957
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            20,916            585,482            128,390            418,004
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -             52,821
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        20,131            507,165             92,235            422,081
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBAMTFasc         NBAMTFocus          NBAMTGuard         NBAMTLMat
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -            133,395          1,549,604
  Mortality and expense risk charges (note 2)           (30,786)           (18,835)        (1,306,704)          (435,006)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (30,786)           (18,835)        (1,173,309)         1,114,598
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           133,522            174,997         16,883,770         12,415,965
  Cost of mutual fund shares sold ...........           (98,878)           (95,176)       (16,998,298)       (12,945,833)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            34,644             79,821           (114,528)          (529,868)
  Change in unrealized gain (loss)
   on investments ...........................           155,318           (127,500)        15,968,141           (756,423)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           189,962            (47,679)        15,853,613         (1,286,291)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................             5,333             99,055                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           164,509             32,541         14,680,304           (171,693)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               NBAMTMCGr          NBAMTPart         NBAMSocRes          OppAggGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -             13,433                  -                  -
  Mortality and expense risk charges (note 2)        (2,129,247)        (1,322,161)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (2,129,247)        (1,308,728)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        31,623,358         17,493,347            386,884         32,867,030
  Cost of mutual fund shares sold ...........       (25,316,146)       (12,418,298)          (364,993)       (32,405,246)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,307,212          5,075,049             21,891            461,784
  Change in unrealized gain (loss)
   on investments ...........................        20,194,414         15,533,878            102,288         36,144,442
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        26,501,626         20,608,927            124,179         36,606,226
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    24,372,379         19,300,199            119,176         34,206,455
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapAp           OppCapApS          OppGlSec3           OppGlSec
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         1,487,352             16,828          1,538,541          2,375,782
  Mortality and expense risk charges (note 2)        (5,672,420)          (134,414)        (1,719,488)        (2,290,613)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (4,185,068)          (117,586)          (180,947)            85,169
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        43,866,124            582,981          4,719,016         34,445,023
  Cost of mutual fund shares sold ...........       (49,399,725)          (463,784)        (3,491,827)       (22,216,468)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (5,533,601)           119,197          1,227,189         12,228,555
  Change in unrealized gain (loss)
   on investments ...........................        35,498,301            340,724         23,634,362         17,606,234
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        29,964,700            459,921         24,861,551         29,834,789
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        25,779,632            342,335         24,680,604         29,919,958
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppGlSecS          OppHighIncS         OppMSFund         OppMSFundS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $        77,613                179          3,279,329             60,771
  Mortality and expense risk charges (note 2)          (123,100)              (482)        (4,660,236)          (157,260)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (45,487)              (303)        (1,380,907)           (96,489)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,130,587              9,802         54,633,020            747,137
  Cost of mutual fund shares sold ...........          (810,861)            (9,513)       (65,517,835)          (596,244)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           319,726                289        (10,884,815)           150,893
  Change in unrealized gain (loss)
   on investments ...........................           760,399              4,047         41,647,141            576,135
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,080,125              4,336         30,762,326            727,028
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,034,638              4,033         29,381,419            630,539
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppMSSmCapS        OppStratBdS         PVTGroInc           StOpp2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -            251,941                  -                  -
  Mortality and expense risk charges (note 2)              (300)           (90,700)               (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (300)           161,241                (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,643            858,498              1,453         32,185,880
  Cost of mutual fund shares sold ...........            (3,336)          (790,739)            (1,432)       (33,214,408)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               307             67,759                 21         (1,028,528)
  Change in unrealized gain (loss)
   on investments ...........................             7,295             79,520              2,240         36,093,988
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             7,602            147,279              2,261         35,065,460
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             7,302            308,520              2,175         32,403,920
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                             VEWrldEMktR1        VEWrldEMkt         VEWrldHAsR1         VEWrldHAs
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -            292,356                  -            134,541
  Mortality and expense risk charges (note 2)           (43,059)          (496,692)           (59,775)          (340,760)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (43,059)          (204,336)           (59,775)          (206,219)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,775,762         28,142,725          2,835,712         28,169,664
  Cost of mutual fund shares sold ...........        (2,939,457)       (23,245,422)        (2,491,969)       (23,193,396)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (163,695)         4,897,303            343,743          4,976,268
  Change in unrealized gain (loss)
   on investments ...........................         1,822,976          2,774,549          1,573,711            567,653
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,659,281          7,671,852          1,917,454          5,543,921
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,616,222          7,467,516          1,857,679          5,337,702
                                                ===============    ===============    ===============    ===============

Investment activity:                                VKCom2             VKEmGr2           VKCorPlus2          VKEmMkt
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           131,160                  -             11,160          3,284,889
  Mortality and expense risk charges (note 2)          (325,219)           (51,422)            (4,746)          (591,928)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (194,059)           (51,422)             6,414          2,692,961
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           992,453            259,411            192,209         40,163,891
  Cost of mutual fund shares sold ...........          (734,828)          (222,321)          (190,482)       (37,730,513)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           257,625             37,090              1,727          2,433,378
  Change in unrealized gain (loss)
   on investments ...........................         2,448,616            148,950             (3,614)        (3,994,573)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         2,706,241            186,040             (1,887)        (1,561,195)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                678          1,535,200
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,512,182            134,618              5,205          2,666,966
                                                ===============    ===============    ===============    ===============

Investment activity:                               VKMidCapG         VKUSRealEst         VicDivrStk         VicInvQBd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -          4,077,142            102,434             37,412
  Mortality and expense risk charges (note 2)          (279,179)        (3,159,361)          (254,073)            (8,828)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (279,179)           917,781           (151,639)            28,584
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        10,417,842         35,018,986          4,358,491          2,793,220
  Cost of mutual fund shares sold ...........        (9,320,132)       (26,045,676)        (4,168,424)        (2,758,516)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,097,710          8,973,310            190,067             34,704
  Change in unrealized gain (loss)
   on investments ...........................         3,129,717         64,524,306          1,419,301            (38,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         4,227,427         73,497,616          1,609,368             (3,652)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          4,746,395                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,948,248         79,161,792          1,457,729             24,932
                                                ===============    ===============    ===============    ===============

Investment activity:                              VicSmCoOpp          WRAsStrat              WRBal              WRBnd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          1,825,608          1,462,226          4,297,933
  Mortality and expense risk charges (note 2)           (24,496)        (1,711,883)        (1,271,861)        (1,355,915)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (24,496)           113,725            190,365          2,942,018
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         3,919,048          3,904,909          4,306,506         12,605,601
  Cost of mutual fund shares sold ...........        (2,599,656)        (3,599,189)        (4,038,437)       (12,044,666)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,319,392            305,720            268,069            560,935
  Change in unrealized gain (loss)
   on investments ...........................          (729,866)        13,774,631          6,797,525         (2,092,936)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           589,526         14,080,351          7,065,594         (1,532,001)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           103,340            973,928                  -          1,127,610
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           668,370         15,168,004          7,255,959          2,537,627
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               WRCoreEq           WRDivInc           WRGrowth            WRHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $     1,532,956             43,221            858,877          5,488,221
  Mortality and expense risk charges (note 2)        (3,259,132)           (28,927)        (4,155,570)        (1,010,371)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,726,176)            14,294         (3,296,693)         4,477,850
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        17,028,524            136,155         20,389,995          5,403,158
  Cost of mutual fund shares sold ...........       (19,496,743)          (132,281)       (21,412,938)        (5,647,312)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (2,468,219)             3,874         (1,022,943)          (244,154)
  Change in unrealized gain (loss)
   on investments ...........................        23,388,835            543,682          9,890,810          2,191,358
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        20,920,616            547,556          8,867,867          1,947,204
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    19,194,440            561,850          5,571,174          6,425,054
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRIntlII            WRIntl           WRLTBond           WRMicCpGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            75,051            388,479          1,272,791                  -
  Mortality and expense risk charges (note 2)           (27,327)          (811,791)          (605,215)            (8,465)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            47,724           (423,312)           667,576             (8,465)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           820,064          6,271,483          6,637,132             80,658
  Cost of mutual fund shares sold ...........          (745,361)        (7,100,355)        (6,469,836)            78,835
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            74,703           (828,872)           167,296              1,823
  Change in unrealized gain (loss)
   on investments ...........................           662,234          8,319,805           (695,302)           286,657
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           736,937          7,490,933           (528,006)           288,480
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           843,911          7,067,621            139,570            280,015
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRMMkt            WRMortSec          WRRealEstS         WRSciTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       175,208             45,028             36,157                  -
  Mortality and expense risk charges (note 2)          (341,085)            (5,415)           (13,833)        (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (165,877)            39,613             22,324         (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        22,757,579             47,427             15,240          4,039,808
  Cost of mutual fund shares sold ...........       (22,757,579)           (46,729)           (13,365)        (3,850,281)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                 -                698              1,875            189,527
  Change in unrealized gain (loss)
   on investments ...........................                 -            (63,475)           524,093         15,915,340
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........                 -            (62,777)           525,968         16,104,867
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -             30,566             83,580                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $      (165,877)             7,402            631,872         14,695,980
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRSmCap           WRSmCpVal           WRValue
                                                ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -          1,408,231
  Mortality and expense risk charges (note 2)        (1,963,573)           (26,693)        (1,673,482)
                                                ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,963,573)           (26,693)          (265,251)
                                                ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        14,284,847            141,898          2,841,208
  Cost of mutual fund shares sold ...........       (12,969,722)          (138,933)        (2,452,856)
                                                ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,315,125              2,965            388,352
  Change in unrealized gain (loss)
   on investments ...........................        17,657,223            400,161         15,981,749
                                                ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        18,972,348            403,126         16,370,101
                                                ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            359,498                  -
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        17,008,775            735,931         16,104,850
                                                ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                               Total                                AIMBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    46,888,933         14,550,543                810              6,055
  Realized gain (loss) on investments .......       (68,723,067)      (656,766,863)            (3,597)            (4,305)
  Change in unrealized gain (loss)
    on investments ..........................     1,262,325,667      3,314,477,857             46,676             90,536
  Reinvested capital gains ..................       133,018,480          9,284,332                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............     1,373,510,013      2,681,545,869             43,889             92,286
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................       754,671,887      1,837,057,967             34,566            310,141
  Transfers between funds ...................                 -                  -            (15,092)               494
  Redemptions (note 3) ......................    (1,367,612,148)    (1,389,508,484)           (50,695)           (29,247)
  Annuity benefits ..........................        (4,068,343)        (3,008,693)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................          (335,477)          (347,576)
  Contingent deferred sales charges                           -                  -
    (note 2) ................................       (25,556,426)       (23,634,457)              (396)               (30)
  Adjustments to maintain reserves ..........          (700,167)        (1,809,052)                12                (55)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................     (643,600,674)       418,749,705            (31,605)           281,303
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       729,909,339      3,100,295,574             12,284            373,589
Contract owners' equity beginning
  of period .................................    14,967,347,100     11,867,051,526            743,430            369,841
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $15,697,256,439     14,967,347,100            755,714            743,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................     1,306,834,707      1,263,729,276             78,940             45,020
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................       380,162,134      1,138,663,843              3,646             37,379
  Units redeemed ............................      (441,962,880)    (1,095,558,412)            (6,969)            (3,459)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................     1,245,033,961      1,306,834,707             75,617             78,940
                                                ===============    ===============    ===============    ===============

                                                            AIMBValue2                            AIMBlueCh
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (141,604)           (95,412)            (5,361)            (3,849)
  Realized gain (loss) on investments .......           198,455             77,955             (1,805)              (997)
  Change in unrealized gain (loss)
    on investments ..........................           631,308          1,652,838             19,086             71,907
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           688,159          1,635,381             11,920             67,061
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           493,252          3,672,413            132,618            148,160
  Transfers between funds ...................           326,725           (111,147)           (24,177)            (2,034)
  Redemptions (note 3) ......................          (316,784)          (116,611)           (12,253)            (5,809)
  Annuity benefits ..........................            (4,814)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,450)            (1,912)               (33)              (103)
  Adjustments to maintain reserves ..........               (71)              (194)                (6)               (53)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................          495,858          3,442,549             96,149            140,161
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,184,017          5,077,930            108,069            207,222
Contract owners' equity beginning
  of period .................................         7,338,132          2,260,202            360,974            153,752
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         8,522,149          7,338,132            469,043            360,974
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           741,502            298,956             40,180             21,069
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           106,043            540,423             14,430             20,143
  Units redeemed ............................           (75,649)           (97,877)            (4,166)            (1,032)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           771,896            741,502             50,444             40,180
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMCapAp                              AIMCapAp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,750)              (787)           (30,493)           (23,587)
  Realized gain (loss) on investments .......               500                (73)            69,687             12,139
  Change in unrealized gain (loss)
    on investments ..........................            10,518             18,849             30,614            348,804
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             9,268             17,989             69,808            337,356
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            57,035             64,709             49,645            969,430
  Transfers between funds ...................             1,423                  8           (103,060)           (32,468)
  Redemptions (note 3) ......................            (1,918)            (1,047)          (120,337)           (29,714)
  Annuity benefits ..........................                 -                  -               (204)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (15)                (8)            (1,664)              (669)
  Adjustments to maintain reserves ..........               (10)               (14)               (53)              (103)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            56,515             63,648           (175,673)           906,476
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            65,783             81,637           (105,865)         1,243,832
Contract owners' equity beginning
  of period .................................           111,852             30,215          1,739,753            495,921
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       177,635            111,852          1,633,888          1,739,753
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            11,432              3,915            173,419             62,716
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             5,986              7,641             16,758            124,117
  Units redeemed ............................              (199)              (124)           (34,781)           (13,414)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            17,219             11,432            155,396            173,419
                                                ===============    ===============    ===============    ===============

                                                           AIMCapDev2                             AIMCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (950)                 -               (769)              (133)
  Realized gain (loss) on investments .......               187                  -              1,437               (120)
  Change in unrealized gain (loss)
    on investments ..........................            20,402                  -             10,618             23,498
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            19,639                  -             11,286             23,245
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            92,403                  -             17,754             69,404
  Transfers between funds ...................           102,056                  -                  -                  -
  Redemptions (note 3) ......................            (1,544)                 -             (8,564)            (6,308)
  Annuity benefits ..........................            (1,563)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (38)                 -               (442)                 -
  Adjustments to maintain reserves ..........                (6)                 -                  8               (380)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           191,308                  -              8,756             62,716
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           210,947                  -             20,042             85,961
Contract owners' equity beginning
  of period .................................                 -                  -            147,046             61,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           210,947                  -            167,088            147,046
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -             14,504              7,344
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,507                  -              1,724              7,810
  Units redeemed ............................              (144)                 -               (877)              (650)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,363                  -             15,351             14,504
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMPreEq                              AIMPreEq2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,111)            (3,900)           (27,999)           (18,730)
  Realized gain (loss) on investments .......            (4,417)            (6,340)            35,897             (7,103)
  Change in unrealized gain (loss)
    on investments ..........................            26,897             90,266             55,487            295,660
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            18,369             80,026             63,385            269,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            62,839             55,146            142,294            943,215
  Transfers between funds ...................               694                576            (17,043)            44,607
  Redemptions (note 3) ......................           (42,739)           (28,896)           (86,981)           (33,446)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,774)            (1,670)              (898)              (583)
  Adjustments to maintain reserves ..........               (16)               (22)               (47)               (92)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            19,004             25,134             37,325            953,701
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            37,373            105,160            100,710          1,223,528
Contract owners' equity beginning
  of period .................................           426,173            321,013          1,800,438            576,910
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       463,546            426,173          1,901,148          1,800,438
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            49,765             46,242            191,437             75,225
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,359              7,696             24,921            143,829
  Units redeemed ............................            (5,287)            (4,173)           (21,112)           (27,617)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            51,837             49,765            195,246            191,437
                                                ===============    ===============    ===============    ===============

                                                             AlGrIncB                              AlPremGrB
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,238)           (22,604)           (69,748)           (51,785)
  Realized gain (loss) on investments .......           110,310              5,984             67,097              9,722
  Change in unrealized gain (loss)
    on investments ..........................           318,440            646,304            246,586            620,884
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           383,512            629,684            243,935            578,821
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           245,102          2,023,384            132,051          2,475,918
  Transfers between funds ...................           383,010            552,167            (83,686)            42,355
  Redemptions (note 3) ......................          (162,302)           (58,372)          (179,279)          (155,233)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,288)            (1,127)            (2,898)            (1,571)
  Adjustments to maintain reserves ..........                (3)               (80)               (20)              (158)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           464,519          2,515,972           (133,832)         2,361,311
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           848,031          3,145,656            110,103          2,940,132
Contract owners' equity beginning
  of period .................................         3,793,585            647,929          3,923,210            983,078
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,641,616          3,793,585          4,033,313          3,923,210
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           371,825             82,504            414,836            126,001
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            87,783            305,246             27,924            349,583
  Units redeemed ............................           (42,921)           (15,925)           (41,917)           (60,748)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           416,687            371,825            400,843            414,836
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AISmCapValB                            ACVPIncGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (105,860)           (48,915)           717,073            182,941
  Realized gain (loss) on investments .......           251,723             19,198         (1,772,413)       (19,137,178)
  Change in unrealized gain (loss)
    on investments ..........................           661,103          1,396,054         27,442,122         71,652,458
  Reinvested capital gains ..................           138,601             50,306                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           945,567          1,416,643         26,386,782         52,698,221
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           171,079          2,727,302          7,379,927         17,160,432
  Transfers between funds ...................           (82,844)           346,786        (10,300,027)        13,139,872
  Redemptions (note 3) ......................          (236,138)           (74,761)       (23,595,238)       (19,052,451)
  Annuity benefits ..........................              (315)                 -            (67,611)           (46,013)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,474)            (9,042)
  Contingent deferred sales charges
    (note 2) ................................            (4,203)            (1,312)          (423,523)          (402,460)
  Adjustments to maintain reserves ..........             1,120              5,668             47,922            (87,873)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (151,301)         3,003,683        (26,967,024)        10,702,465
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           794,266          4,420,326           (580,242)        63,400,686
Contract owners' equity beginning
  of period .................................         5,681,552          1,261,226        252,359,339        188,958,653
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,475,818          5,681,552        251,779,097        252,359,339
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           498,772            153,160         20,993,443         20,008,742
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            51,157            374,942          3,439,076          9,121,766
  Units redeemed ............................           (63,976)           (29,330)        (5,669,784)        (8,137,065)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           485,953            498,772         18,762,735         20,993,443
                                                ===============    ===============    ===============    ===============

                                                             ACVPIncGr2                            ACVPInflaPro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (34,651)           (33,757)           851,272             34,514
  Realized gain (loss) on investments .......            84,442             48,829            228,677             36,660
  Change in unrealized gain (loss)
    on investments ..........................           438,480            866,853            791,146            115,457
  Reinvested capital gains ..................                 -                  -             19,255              3,707
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           488,271            881,925          1,890,350            190,338
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           196,560          2,671,859          3,627,076          2,862,071
  Transfers between funds ...................           201,507           (163,357)        37,199,904         14,960,468
  Redemptions (note 3) ......................          (260,089)          (105,804)        (2,401,104)          (582,252)
  Annuity benefits ..........................                 -                  -            (24,204)            (1,230)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (49)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,789)                 -            (21,736)            (3,862)
  Adjustments to maintain reserves ..........               (12)              (166)            17,890               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,177          2,402,532         38,397,777         17,234,887
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           623,448          3,284,457         40,288,127         17,425,225
Contract owners' equity beginning
  of period .................................         4,569,235          1,284,778         17,425,225                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,192,683          4,569,235         57,713,352         17,425,225
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           440,628            157,252          1,685,537                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,223            330,393          5,626,923          3,607,202
  Units redeemed ............................           (42,842)           (47,017)        (2,013,782)        (1,921,665)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           453,009            440,628          5,298,678          1,685,537
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              ACVPInt                              ACVPInt3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (619,337)          (376,002)          (376,652)          (232,973)
  Realized gain (loss) on investments .......           490,229         (5,003,659)           541,335           (890,040)
  Change in unrealized gain (loss)
    on investments ..........................        14,092,421         27,655,755          7,613,968         11,522,819
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        13,963,313         22,276,094          7,778,651         10,399,806
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           357,513            506,296          4,125,034          8,966,612
  Transfers between funds ...................        (9,355,238)       (15,656,984)         2,632,390          5,653,968
  Redemptions (note 3) ......................        (8,450,382)        (7,723,124)        (4,438,963)        (3,204,105)
  Annuity benefits ..........................           (41,989)           (37,245)              (204)                 -
  Annual contract maintenance charges
    (note 2) ................................            (3,202)            (3,730)              (751)              (610)
  Contingent deferred sales charges
    (note 2) ................................          (165,338)          (169,170)           (62,891)           (57,975)
  Adjustments to maintain reserves ..........            27,651           (144,319)            50,068            131,888
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,630,985)       (23,228,276)         2,304,683         11,489,778
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,667,672)          (952,182)        10,083,334         21,889,584
Contract owners' equity beginning
  of period .................................       116,571,010        117,523,192         56,813,017         34,923,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   112,903,338        116,571,010         66,896,351         56,813,017
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,982,643         13,652,082          5,738,677          4,339,185
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            28,748             51,302          2,045,319          2,929,664
  Units redeemed ............................        (1,660,761)        (2,720,741)        (1,844,426)        (1,530,172)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,350,630         10,982,643          5,939,570          5,738,677
                                                ===============    ===============    ===============    ===============

                                                              ACVPUItra                            ACVPUItra2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (202,016)          (114,859)           (55,086)           (36,419)
  Realized gain (loss) on investments .......         1,279,463            300,776             68,288              1,150
  Change in unrealized gain (loss)
    on investments ..........................           364,291          1,788,190            243,600            492,031
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,441,738          1,974,107            256,802            456,762
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,638,469          3,874,722             88,493          1,795,243
  Transfers between funds ...................            (8,760)         7,326,262            (47,831)           213,922
  Redemptions (note 3) ......................        (1,105,871)          (691,775)           (67,864)           (37,519)
  Annuity benefits ..........................            (6,940)            (3,037)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (221)               (97)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (17,704)            (7,990)              (535)              (666)
  Adjustments to maintain reserves ..........             3,216               (399)                (2)              (106)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           502,189         10,497,686            (27,739)         1,970,874
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,943,927         12,471,793            229,063          2,427,636
Contract owners' equity beginning
  of period .................................        15,883,971          3,412,178          3,093,529            665,893
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,827,898         15,883,971          3,322,592          3,093,529
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,599,480            427,070            318,356             84,098
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,060,405          2,230,184             34,684            247,659
  Units redeemed ............................        (1,024,394)        (1,057,774)           (38,347)           (13,401)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,635,491          1,599,480            314,693            318,356
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPVal                               ACVPVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,180,792)          (803,590)           (79,706)           (64,652)
  Realized gain (loss) on investments .......         6,334,620        (11,453,737)           262,462             18,037
  Change in unrealized gain (loss)
    on investments ..........................        53,201,189        112,313,929            719,414          1,603,879
  Reinvested capital gains ..................         3,912,210                  -             64,635                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        62,267,227        100,056,602            966,805          1,557,264
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,981,752         40,212,473            262,726          3,783,259
  Transfers between funds ...................        15,605,517          8,682,417            210,998            436,614
  Redemptions (note 3) ......................       (39,472,404)       (30,265,743)          (418,606)          (177,312)
  Annuity benefits ..........................          (105,213)           (55,597)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,118)            (6,990)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (706,616)          (563,147)            (7,785)            (3,460)
  Adjustments to maintain reserves ..........          (739,731)            71,889                 82               (235)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,443,813)        18,075,302             47,415          4,038,866
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        52,823,414        118,131,904          1,014,220          5,596,130
Contract owners' equity beginning
  of period .................................       489,389,745        371,257,841          7,970,560          2,374,430
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   542,213,159        489,389,745          8,984,780          7,970,560
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,663,303         30,662,966            732,705            276,263
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,406,739         18,604,333             97,395            519,970
  Units redeemed ............................        (9,003,449)       (17,603,996)           (93,551)           (63,528)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        31,066,593         31,663,303            736,549            732,705
                                                ===============    ===============    ===============    ===============

                                                             BBTCapMgr                             BBTLgCapV
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (12,026)           (13,138)            18,077             15,144
  Realized gain (loss) on investments .......            23,259            (23,664)           (10,168)           (13,786)
  Change in unrealized gain (loss)
    on investments ..........................           159,971            329,842            394,666            546,992
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           171,204            293,040            402,575            548,350
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions: ........................
  Purchase payments received from
    contract owners (note 3) ................           634,164            333,536            619,078          1,338,537
  Transfers between funds ...................          (215,769)               649            (33,946)             5,120
  Redemptions (note 3) ......................          (211,275)          (170,905)          (219,342)          (109,417)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (6,247)            (7,882)            (8,137)            (2,902)
  Adjustments to maintain reserves ..........               (61)               (95)               125               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,812            155,303            357,778          1,231,030
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           372,016            448,343            760,353          1,779,380
Contract owners' equity beginning
  of period .................................         1,566,829          1,118,486          3,177,031          1,397,651
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,938,845          1,566,829          3,937,384          3,177,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           160,093            141,508            322,683            173,232
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           105,123             42,290             69,075            165,012
  Units redeemed ............................           (85,700)           (23,705)           (33,873)           (15,561)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           179,516            160,093            357,885            322,683
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             BBTLgCoGr                             BBTMdCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (18,103)           (18,240)           (34,452)           (20,151)
  Realized gain (loss) on investments .......            (4,765)           (13,956)            14,444             (1,079)
  Change in unrealized gain (loss)
    on investments ..........................            93,814            349,913            407,247            501,715
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            70,946            317,717            387,239            480,485
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           303,239            627,121            736,613            634,073
  Transfers between funds ...................           (49,903)               (22)            (9,463)            (2,862)
  Redemptions (note 3) ......................           (91,253)           (35,776)          (164,164)          (104,759)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,113)              (720)            (4,426)            (3,092)
  Adjustments to maintain reserves ..........               159               (262)               280               (228)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           160,129            590,341            558,840            523,132
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           231,075            908,058            946,079          1,003,617
Contract owners' equity beginning
  of period .................................         1,658,565            750,507          2,052,428          1,048,811
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,889,640          1,658,565          2,998,507          2,052,428
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           186,382            106,392            183,955            126,777
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            42,482             87,522             72,284             69,447
  Units redeemed ............................           (25,029)            (7,532)           (23,669)           (12,269)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           203,835            186,382            232,570            183,955
                                                ===============    ===============    ===============    ===============

                                                             CSGPVen                               CSIntFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (38,404)           (36,003)            (2,170)           (43,997)
  Realized gain (loss) on investments .......            14,148           (329,887)            65,470           (414,687)
  Change in unrealized gain (loss)
    on investments ..........................           628,183          1,734,142          1,068,964          2,783,606
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           603,927          1,368,252          1,132,264          2,324,922
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             4,591             (4,326)             8,785              7,577
  Transfers between funds ...................          (380,323)          (433,771)          (400,347)          (978,695)
  Redemptions (note 3) ......................          (377,890)          (398,971)          (808,223)          (669,844)
  Annuity benefits ..........................                 -                  -                  -             (1,981)
  Annual contract maintenance charges
    (note 2) ................................               (56)               (71)               (68)               (85)
  Contingent deferred sales charges
    (note 2) ................................            (6,546)           (11,302)           (11,761)           (13,099)
  Adjustments to maintain reserves ..........                18             (4,034)            (2,280)            (6,185)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (760,206)          (852,475)        (1,213,894)        (1,662,312)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (156,279)           515,777            (81,630)           662,610
Contract owners' equity beginning
  of period .................................         4,142,199          3,626,422          9,417,708          8,755,098
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,985,920          4,142,199          9,336,078          9,417,708
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           447,652            572,102          1,056,590          1,294,997
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               909                544                904                802
  Units redeemed ............................           (79,010)          (124,994)          (135,761)          (239,209)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           369,551            447,652            921,733          1,056,590
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             CSLCapV                               DryELeadS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (77,136)           (38,451)           (27,125)           (16,332)
  Realized gain (loss) on investments .......           147,337           (440,817)            63,935             11,273
  Change in unrealized gain (loss)
    on investments ..........................         1,415,248          3,421,741             (1,894)           357,676
  Reinvested capital gains ..................                 -                  -            127,178                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,485,449          2,942,473            162,094            352,617
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           195,032            240,886             91,714            624,875
  Transfers between funds ...................          (364,091)          (311,936)            (3,269)           111,095
  Redemptions (note 3) ......................        (1,353,458)        (1,733,593)           (37,800)           (35,253)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................              (240)              (263)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (20,470)           (28,234)              (218)              (178)
  Adjustments to maintain reserves ..........               688             (1,338)               (87)               (83)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,542,539)        (1,834,478)            50,340            700,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (57,090)         1,107,995            212,434          1,053,073
Contract owners' equity beginning
  of period .................................        15,061,157         13,953,162          1,350,550            297,477
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,004,067         15,061,157          1,562,984          1,350,550
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,221,166          1,401,028            122,126             38,847
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           256,528            192,486             19,411             97,998
  Units redeemed ............................          (373,766)          (372,348)           (15,460)           (14,719)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,103,928          1,221,166            126,077            122,126
                                                ===============    ===============    ===============    ===============

                                                             DrySmCaplxS                           DrySRGros
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (337,084)          (158,389)            (7,027)            (4,243)
  Realized gain (loss) on investments .......         3,913,284          2,315,489              2,499                (56)
  Change in unrealized gain (loss)
    on investments ..........................         4,400,053          3,461,617             19,896             54,429
  Reinvested capital gains ..................         1,308,776            204,927                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         9,285,029          5,823,644             15,368             50,130
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,136,102          7,819,888             24,603            195,941
  Transfers between funds ...................        17,386,226         20,799,972             63,601             (1,971)
  Redemptions (note 3) ......................        (5,211,184)        (2,425,236)           (10,801)            (7,695)
  Annuity benefits ..........................           (25,599)           (12,832)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (758)              (241)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (53,032)           (30,060)               (50)              (561)
  Adjustments to maintain reserves ..........            19,951              7,764                (25)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        16,251,706         26,159,255             77,328            185,689
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        25,536,735         31,982,899             92,696            235,819
Contract owners' equity beginning
  of period .................................        41,317,156          9,334,257            333,031             97,212
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        66,853,891         41,317,156            425,727            333,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,945,170          1,223,668             36,008             12,952
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,404,493          7,791,273             10,062             25,658
  Units redeemed ............................        (4,049,346)        (5,069,771)            (1,800)            (2,602)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,300,317          3,945,170             44,270             36,008
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySRGro                              DryStklx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,004,749)        (1,315,993)         6,632,101          3,209,920
  Realized gain (loss) on investments .......       (14,422,415)       (31,002,625)       (37,067,888)       (72,317,275)
  Change in unrealized gain (loss)
    on investments ..........................        21,675,991         60,627,660        122,552,674        289,514,476
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         6,248,827         28,309,042         92,116,887        220,407,121
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,657,083          6,653,308         34,840,305         67,281,477
  Transfers between funds ...................        (3,954,806)        (8,645,842)       (20,204,953)       (19,221,419)
  Redemptions (note 3) ......................       (12,117,329)       (10,793,344)       (95,183,084)       (73,287,661)
  Annuity benefits ..........................           (55,201)           (37,084)          (217,320)          (119,771)
  Annual contract maintenance charges
    (note 2) ................................           (21,025)           (24,135)           (48,926)           (53,233)
  Contingent deferred sales charges
    (note 2) ................................          (256,031)          (256,875)        (1,739,446)        (1,484,455)
  Adjustments to maintain reserves ..........          (182,287)          (186,634)          (118,580)          (131,763)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (10,929,596)       (13,290,606)       (82,672,004)       (27,016,825)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (4,680,769)        15,018,436          9,444,883        193,390,296
Contract owners' equity beginning
  of period .................................       139,750,465        124,732,029      1,059,258,909        865,868,613
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   135,069,696        139,750,465      1,068,703,792      1,059,258,909
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,356,877         15,948,771         92,185,602         95,354,292
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,121,003          3,706,169         13,166,601         30,479,020
  Units redeemed ............................        (3,250,998)        (5,298,063)       (20,249,477)       (33,647,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,226,882         14,356,877         85,102,726         92,185,602
                                                ===============    ===============    ===============    ===============

                                                            DryVIFApp                              DryVIFAppS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           741,201            414,015            (15,071)            (9,170)
  Realized gain (loss) on investments .......        (5,126,611)        (7,950,497)            30,064              4,752
  Change in unrealized gain (loss)
    on investments ..........................        10,330,001         36,817,443             87,050            484,710
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,944,591         29,280,961            102,043            480,292
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,385,880         13,109,647            209,275          1,956,680
  Transfers between funds ...................        (8,328,617)        (2,726,456)           112,652             33,931
  Redemptions (note 3) ......................       (14,565,221)       (12,103,228)          (119,222)           (63,881)
  Annuity benefits ..........................          (116,318)           (81,652)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,314)            (8,313)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (275,422)          (224,127)            (1,441)              (982)
  Adjustments to maintain reserves ..........           817,002             18,711               (155)              (109)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (18,090,010)        (2,015,418)           201,109          1,925,639
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (12,145,419)        27,265,543            303,152          2,405,931
Contract owners' equity beginning
  of period .................................       175,134,928        147,869,385          3,413,604          1,007,673
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       162,989,509        175,134,928          3,716,756          3,413,604
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,368,474         14,518,204            345,131            120,876
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,979,084          5,067,288             37,044            247,553
  Units redeemed ............................        (3,509,294)        (5,217,018)           (16,765)           (23,298)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,838,264         14,368,474            365,410            345,131
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DryVIFDevLD                           DryVIFIntVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (5,723)            (4,617)              (923)               438
  Realized gain (loss) on investments .......             2,101               (510)            13,137             (1,409)
  Change in unrealized gain (loss)
    on investments ..........................            39,881             83,598             50,833             96,295
  Reinvested capital gains ..................                 -                  -              6,104                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            36,259             78,471             69,151             95,324
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            54,095             84,088             41,244            218,798
  Transfers between funds ...................           (10,137)               (33)           (41,953)            (1,120)
  Redemptions (note 3) ......................            (5,755)            (1,986)           (11,203)            (5,634)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (23)               (65)              (358)              (172)
  Adjustments to maintain reserves ..........               209                (76)                16                (11)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            38,389             81,928            (12,254)           211,861
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            74,648            160,399             56,897            307,185
Contract owners' equity beginning
  of period .................................           371,156            210,757            377,382             70,197
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       445,804            371,156            434,279            377,382
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            36,181             27,276             32,213              8,057
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,592              9,105              3,379             25,037
  Units redeemed ............................            (1,403)              (200)            (4,298)              (881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            39,370             36,181             31,294             32,213
                                                ===============    ===============    ===============    ===============

                                                             FedAmLeadS                            FedCapAps
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (4,069)            (4,108)           (17,758)           (13,847)
  Realized gain (loss) on investments .......            11,240              1,097             35,077              4,112
  Change in unrealized gain (loss)
    on investments ..........................            43,015            121,084             44,550            213,489
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,186            118,073             61,869            203,754
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            37,694            363,840             29,495            555,615
  Transfers between funds ...................            23,482             28,615            (60,524)            95,828
  Redemptions (note 3) ......................           (15,875)           (11,600)           (32,735)           (38,086)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (600)               (35)              (602)              (538)
  Adjustments to maintain reserves ..........               (15)               (48)               (50)               (33)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            44,686            380,772            (64,416)           612,786
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            94,872            498,845             (2,547)           816,540
Contract owners' equity beginning
  of period .................................           632,955            134,110          1,260,625            444,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           727,827            632,955          1,258,078          1,260,625
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            62,971             16,666            127,784             54,725
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,508             52,154              8,786             81,191
  Units redeemed ............................            (5,071)            (5,849)           (15,267)            (8,132)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            67,408             62,971            121,303            127,784
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedHiIncS                             FedQualBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       360,770            102,067         11,859,677          9,457,505
  Realized gain (loss) on investments .......           211,847             74,770          1,940,383          7,041,322
  Change in unrealized gain (loss)
    on investments ..........................           (91,245)           555,564         (8,876,907)        (2,612,698)
  Reinvested capital gains ..................                 -                  -          3,671,473                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           481,372            732,401          8,594,626         13,886,129
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           271,593          4,345,259         12,300,100         70,734,000
  Transfers between funds ...................          (649,477)           754,565        (49,319,090)       (30,257,419)
  Redemptions (note 3) ......................          (703,366)          (156,277)       (33,756,198)       (46,620,250)
  Annuity benefits ..........................                 -                  -            (99,655)          (218,968)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (2,981)            (3,019)
  Contingent deferred sales charges
    (note 2) ................................            (2,489)            (3,136)          (527,229)          (671,540)
  Adjustments to maintain reserves ..........                10               (211)           157,761           (170,052)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,083,729)         4,940,200        (71,247,292)        (7,207,248)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (602,357)         5,672,601        (62,652,666)         6,678,881
Contract owners' equity beginning
  of period .................................         6,802,892          1,130,291        425,597,014        418,918,133
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,200,535          6,802,892        362,944,348        425,597,014
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           594,118            118,039         33,400,483         33,983,812
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           123,908            603,072          4,283,278         18,046,765
  Units redeemed ............................          (216,668)          (126,993)        (9,892,247)       (18,630,094)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           501,358            594,118         27,791,514         33,400,483
                                                ===============    ===============    ===============    ===============

                                                             FedQualBds                            FidVIPEIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           272,843             68,980          2,385,188          2,957,135
  Realized gain (loss) on investments .......            21,342             49,972          1,659,770        (40,830,053)
  Change in unrealized gain (loss)
    on investments ..........................          (243,096)            66,593         74,957,662        216,526,362
  Reinvested capital gains ..................           111,654                  -          3,165,949                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           162,743            185,545         82,168,569        178,653,444
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           393,248         10,048,778         28,214,623         64,854,038
  Transfers between funds ...................          (981,821)        (1,270,391)        23,367,078         48,190,726
  Redemptions (note 3) ......................          (751,417)          (504,510)       (73,051,498)       (55,923,331)
  Annuity benefits ..........................                 -                  -           (258,035)          (135,363)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (10,845)           (10,528)
  Contingent deferred sales charges
    (note 2) ................................            (8,379)            (4,877)        (1,258,448)          (958,714)
  Adjustments to maintain reserves ..........              (121)              (618)          (677,502)            (8,175)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,348,490)         8,268,382        (23,674,627)        56,008,653
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,185,747)         8,453,927         58,493,942        234,662,097
Contract owners' equity beginning
  of period .................................        12,646,527          4,192,600        836,579,731        601,917,634
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        11,460,780         12,646,527        895,073,673        836,579,731
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,158,034            393,660         64,919,984         60,212,580
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            83,334          1,025,655         10,873,410         27,071,472
  Units redeemed ............................          (207,005)          (261,281)       (12,682,821)       (22,364,068)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,034,363          1,158,034         63,110,573         64,919,984
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPEI2                             FidVIPGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (65,215)           (96,560)        (6,539,192)        (5,853,614)
  Realized gain (loss) on investments .......           384,939             22,557        (73,705,202)      (137,589,464)
  Change in unrealized gain (loss)
    on investments ..........................         1,051,925          3,129,669         89,715,070        305,059,557
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,429,229          3,055,666          9,470,676        161,616,479
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           611,034          8,370,813         19,375,929         36,005,367
  Transfers between funds ...................           204,525            437,918        (39,388,199)        (1,208,425)
  Redemptions (note 3) ......................          (649,027)          (328,496)       (58,181,743)       (45,629,834)
  Annuity benefits ..........................                 -                  -           (107,118)          (131,451)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (25,605)           (28,506)
  Contingent deferred sales charges
    (note 2) ................................            (9,765)            (2,048)        (1,199,407)        (1,026,702)
  Adjustments to maintain reserves ..........                54               (299)           165,408           (202,616)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           156,821          8,477,888        (79,360,735)       (12,222,167)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,586,050         11,533,554        (69,890,059)       149,394,312
Contract owners' equity beginning
  of period .................................        15,156,305          3,622,751        684,233,425        534,839,113
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    16,742,355         15,156,305        614,343,366        684,233,425
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,453,838            443,769         58,941,283         60,318,635
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           191,478          1,106,984          7,186,329         22,837,358
  Units redeemed ............................          (174,813)           (96,915)       (14,156,664)       (24,214,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,470,503          1,453,838         51,970,948         58,941,283
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGr2                             FidVIPHIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (101,296)           (73,170)        20,156,403         11,852,743
  Realized gain (loss) on investments .......           141,455             20,004         16,056,216         22,384,181
  Change in unrealized gain (loss)
    on investments ..........................            32,193          1,241,220        (15,460,002)        24,568,742
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            72,352          1,188,054         20,752,617         58,805,666
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           317,918          3,313,085          7,739,145         26,110,907
  Transfers between funds ...................            11,155             96,499        (45,098,634)        70,065,598
  Redemptions (note 3) ......................          (285,524)          (120,097)       (28,893,459)       (26,465,680)
  Annuity benefits ..........................                 -                  -            (33,698)           (29,096)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,297)            (3,442)
  Contingent deferred sales charges
    (note 2) ................................            (4,244)              (526)          (387,277)          (376,102)
  Adjustments to maintain reserves ..........               (51)              (158)            52,925             42,675
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,254          3,288,803        (66,624,295)        69,344,860
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           111,606          4,476,857        (45,871,678)       128,150,526
Contract owners' equity beginning
  of period .................................         5,981,099          1,504,242        324,110,785        195,960,259
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,092,705          5,981,099        278,239,107        324,110,785
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           619,256            202,676         35,327,848         26,938,971
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            77,964            456,810         22,592,550         58,315,696
  Units redeemed ............................           (74,304)           (40,230)       (29,852,561)       (49,926,819)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           622,916            619,256         28,067,837         35,327,848
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPOvS                             FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           664           (176,474)           (65,245)           (64,500)
  Realized gain (loss) on investments .......         1,314,469         (3,076,782)           221,844             54,812
  Change in unrealized gain (loss)
    on investments ..........................         6,130,247         23,651,221            694,824          2,035,086
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,445,380         20,397,965            851,423          2,025,398
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           198,329            537,425            372,280          3,554,446
  Transfers between funds ...................        (3,824,188)        (7,727,998)           649,000              4,793
  Redemptions (note 3) ......................        (5,918,879)        (4,302,100)          (344,476)          (152,954)
  Annuity benefits ..........................           (20,179)           (10,721)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (1,045)            (1,103)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (135,866)           (92,362)            (6,591)              (563)
  Adjustments to maintain reserves ..........            29,692            (83,871)               405               (187)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,672,136)       (11,680,730)           670,618          3,405,535
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,226,756)         8,717,235          1,522,041          5,430,933
Contract owners' equity beginning
  of period .................................        68,581,584         59,864,349          6,988,652          1,557,719
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    66,354,828         68,581,584          8,510,693          6,988,652
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         6,173,912          7,674,047            646,592            202,377
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,078             43,998            134,371            513,879
  Units redeemed ............................          (903,899)        (1,544,133)           (72,701)           (69,664)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,309,091          6,173,912            708,262            646,592
                                                ===============    ===============    ===============    ===============

                                                             FidVIPOvSR                            FidVIPConS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (177,165)          (195,934)        (6,434,775)        (4,507,583)
  Realized gain (loss) on investments .......           907,345           (302,818)        (8,454,909)       (23,220,747)
  Change in unrealized gain (loss)
    on investments ..........................         7,894,149         14,003,683        107,479,707        162,538,409
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,624,329         13,504,931         92,590,023        134,810,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,104,185          7,214,455         24,564,304         49,277,631
  Transfers between funds ...................        20,442,176         19,016,865         54,710,889         10,604,840
  Redemptions (note 3) ......................        (5,396,077)        (1,809,731)       (57,631,258)       (41,625,713)
  Annuity benefits ..........................            (4,753)              (131)          (254,939)          (198,300)
  Annual contract maintenance charges
    (note 2) ................................              (628)              (340)           (23,138)           (24,206)
  Contingent deferred sales charges
    (note 2) ................................           (92,312)           (27,411)        (1,066,934)          (870,693)
  Adjustments to maintain reserves ..........            31,742            108,398          1,155,991             (7,151)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        20,084,333         24,502,105         21,454,915         17,156,408
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,708,662         38,007,036        114,044,938        151,966,487
Contract owners' equity beginning
  of period .................................        55,925,673         17,918,637        656,129,896        504,163,409
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        84,634,335         55,925,673        770,174,834        656,129,896
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,106,033          2,316,895         46,557,635         45,313,610
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,586,241          3,791,072         10,828,104         14,260,004
  Units redeemed ............................        (1,829,504)        (1,001,934)        (9,436,648)       (13,015,979)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         6,862,770          5,106,033         47,949,091         46,557,635
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPCon2                            FidVIPIGBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (223,535)          (140,236)           355,270            (34,382)
  Realized gain (loss) on investments .......           217,629             31,589           (292,649)             5,836
  Change in unrealized gain (loss)
    on investments ..........................         1,739,696          2,412,240            154,950            149,709
  Reinvested capital gains ..................                 -                  -            440,690                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,733,790          2,303,593            658,261            121,163
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           589,993          7,027,821          2,295,923          2,071,887
  Transfers between funds ...................           743,062            604,330         18,701,251          9,379,418
  Redemptions (note 3) ......................          (447,831)          (184,112)        (1,846,372)          (293,119)
  Annuity benefits ..........................                 -                  -            (10,022)            (1,314)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (219)                (6)
  Contingent deferred sales charges
    (note 2) ................................            (4,689)            (1,778)           (25,864)            (1,022)
  Adjustments to maintain reserves ..........                56               (264)            13,919                469
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           880,591          7,445,997         19,128,616         11,156,313
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         2,614,381          9,749,590         19,786,877         11,277,476
Contract owners' equity beginning
  of period .................................        12,657,188          2,907,598         11,277,476                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,271,569         12,657,188         31,064,353         11,277,476
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,168,158            337,942          1,077,164                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           177,664            897,404          3,110,124          1,507,694
  Units redeemed ............................           (99,203)           (67,188)        (1,296,093)          (430,530)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,246,619          1,168,158          2,891,195          1,077,164
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGrOpS                           FidVIPMCap2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (540,389)          (389,580)          (163,129)           (81,089)
  Realized gain (loss) on investments .......        (7,399,065)       (14,286,860)           205,528             10,676
  Change in unrealized gain (loss)
    on investments ..........................        12,765,695         36,481,667          1,850,811          1,878,669
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         4,826,241         21,805,227          1,893,210          1,808,256
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,001,729          2,356,973            746,035          3,529,924
  Transfers between funds ...................        (4,484,481)        (6,408,512)           775,785            594,687
  Redemptions (note 3) ......................        (9,990,025)        (8,538,150)          (395,996)          (118,471)
  Annuity benefits ..........................           (15,657)           (18,518)            (1,591)                 -
  Annual contract maintenance charges
    (note 2) ................................            (2,026)            (2,326)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (192,162)          (174,358)            (4,035)            (1,623)
  Adjustments to maintain reserves ..........             7,543            (10,477)             6,115               (190)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (12,675,079)       (12,795,368)         1,126,313          4,004,327
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,848,838)         9,009,859          3,019,523          5,812,583
Contract owners' equity beginning
  of period .................................        96,048,626         87,038,767          7,623,045          1,810,462
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,199,788         96,048,626         10,642,568          7,623,045
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,741,094         12,480,171            656,982            211,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           510,985          1,335,597            153,919            482,447
  Units redeemed ............................        (1,928,845)        (3,074,674)           (69,414)           (37,317)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,323,234         10,741,094            741,487            656,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPValS                            FidVIPValS2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (738,986)          (279,775)           (46,764)           (24,057)
  Realized gain (loss) on investments .......         1,028,554          6,752,263            142,209            176,805
  Change in unrealized gain (loss)
    on investments ..........................         2,895,101          1,985,566            182,372            458,030
  Reinvested capital gains ..................           157,629            293,422              6,448             10,081
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,342,298          8,751,476            284,265            620,859
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,094,308          4,996,329            222,906            811,914
  Transfers between funds ...................         8,980,971         30,004,669            395,083            253,649
  Redemptions (note 3) ......................        (5,140,335)        (1,891,915)           (77,921)           (33,735)
  Annuity benefits ..........................           (18,236)            (8,806)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (534)               (98)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (88,695)           (28,192)              (494)              (375)
  Adjustments to maintain reserves ..........            24,467            (24,605)                65                (81)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,851,946         33,047,382            539,639          1,031,372
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,194,244         41,798,858            823,904          1,652,231
Contract owners' equity beginning
  of period .................................        48,502,026          6,703,168          2,099,853            447,622
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,696,270         48,502,026          2,923,757          2,099,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,151,781            897,365            182,049             59,983
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,505,734         14,039,508             77,813            178,722
  Units redeemed ............................        (7,117,363)       (10,785,092)           (32,977)           (56,656)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,540,152          4,151,781            226,885            182,049
                                                ===============    ===============    ===============    ===============

                                                             FHCapAp                               FHCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (7,191)            (4,838)            (7,916)           (13,413)
  Realized gain (loss) on investments .......            10,088             (1,226)             2,833            (28,858)
  Change in unrealized gain (loss)
    on investments ..........................            46,582            311,278             98,119            480,815
  Reinvested capital gains ..................            72,454                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           121,933            305,214             93,036            438,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            68,891            127,146            121,927            477,443
  Transfers between funds ...................              (255)            74,214           (116,899)            87,598
  Redemptions (note 3) ......................           (42,066)           (17,698)          (106,325)          (134,190)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (496)              (121)            (1,638)            (3,784)
  Adjustments to maintain reserves ..........               (16)               (95)               (51)             1,701
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            26,058            183,446           (102,986)           428,768
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           147,991            488,660             (9,950)           867,312
Contract owners' equity beginning
  of period .................................         1,123,966            635,306          2,291,178          1,423,866
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,271,957          1,123,966          2,281,228          2,291,178
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            89,589             71,602            241,003            190,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,680             20,443             15,015             93,260
  Units redeemed ............................            (4,564)            (2,456)           (26,132)           (42,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            91,705             89,589            229,886            241,003
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          FrVIPRisDiv2                          FrVIPSmCapV2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,392)                 -               (569)                 -
  Realized gain (loss) on investments .......                58                  -                736                  -
  Change in unrealized gain (loss)
    on investments ..........................            29,810                  -             16,974                  -
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            29,313                  -             17,141                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           428,541                  -            158,291                  -
  Transfers between funds ...................            40,478                  -             64,152                  -
  Redemptions (note 3) ......................            (4,290)                 -               (671)                 -
  Annuity benefits ..........................           (14,249)                 -             (5,840)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........               103                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           450,583                  -            215,929                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ........          479,896                  -            233,070                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ........  $       479,896                  -            233,070                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            44,349                  -             18,367                  -
  Units redeemed ............................            (1,625)                 -               (508)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            42,724                  -             17,859                  -
                                                ===============    ===============    ===============    ===============

                                                          FrVIPForSec2                          FrVIPForSec3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                89                  -                (53)                 -
  Realized gain (loss) on investments .......                41                  -                221                  -
  Change in unrealized gain (loss)
    on investments ..........................            13,202                  -              2,263                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            13,332                  -              2,431                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           102,522                  -             39,619                  -
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions (note 3) ......................              (757)                 -             (1,061)                 -
  Annuity benefits ..........................           (10,813)                 -               (146)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                93                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            91,045                  -            38,409                   -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           104,377                  -             40,840                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,377                  -             40,840                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,190                  -              3,696                  -
  Units redeemed ............................              (846)                 -               (106)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,344                  -              3,590                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITCVal                              GVITIntVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       132,644             59,023                 12                  -
  Realized gain (loss) on investments .......         1,256,200         (3,489,008)                 3                  -
  Change in unrealized gain (loss)
    on investments ..........................        10,555,909         14,454,074                582                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,944,753         11,024,089                597                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,781,813          5,147,961              3,917                  -
  Transfers between funds ...................        35,009,986          8,018,068                  -                  -
  Redemptions (note 3) ......................        (6,327,542)        (3,160,411)                 -                  -
  Annuity benefits ..........................           (30,698)           (11,511)              (171)                 -
  Annual contract maintenance charges
    (note 2) ................................            (1,279)              (828)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (112,208)           (47,211)                 -                  -
  Adjustments to maintain reserves ..........            18,796             (7,321)                (2)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        32,338,868          9,938,747              3,744                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        44,283,621         20,962,836              4,341                  -
Contract owners' equity beginning
  of period .................................        54,245,076         33,282,240                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    98,528,697         54,245,076              4,341                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,371,018          4,287,245                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,532,752          2,945,787                350                  -
  Units redeemed ............................        (1,529,921)        (1,862,014)               (14)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         8,373,849          5,371,018                336                  -
                                                ===============    ===============    ===============    ===============

                                                           GVITIntVal3                          GVITDMidCapl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           166,818            (24,580)        (1,911,225)        (1,538,275)
  Realized gain (loss) on investments .......           280,133            886,538          4,080,015         (7,053,738)
  Change in unrealized gain (loss)
    on investments ..........................         3,493,675            475,421         28,670,704         68,228,073
  Reinvested capital gains ..................                 -                  -          7,307,584              1,510
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,940,626          1,337,379         38,147,078         59,637,570
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,644,153            341,824         11,875,890         24,079,746
  Transfers between funds ...................        24,650,487          4,671,715         18,994,566         11,446,453
  Redemptions (note 3) ......................        (1,334,536)           (66,034)       (21,782,567)       (16,068,806)
  Annuity benefits ..........................                 -                  -            (76,342)           (66,880)
  Annual contract maintenance charges
    (note 2) ................................              (104)                 -             (4,512)            (3,998)
  Contingent deferred sales charges
    (note 2) ................................           (18,083)            (1,251)          (368,045)          (276,642)
  Adjustments to maintain reserves ..........           (84,093)             1,622             96,017             44,911
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        24,857,824          4,947,876          8,735,007         19,154,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,798,450          6,285,255         46,882,085         78,792,354
Contract owners' equity beginning
  of period .................................         6,285,255                  -        263,032,318        184,239,964
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        35,083,705          6,285,255        309,914,403        263,032,318
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           458,485                  -         15,398,869         14,362,198
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,195,435          5,645,277          4,387,640          8,932,238
  Units redeemed ............................          (515,679)        (5,186,792)        (3,925,569)        (7,895,567)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,138,241            458,485         15,860,940         15,398,869
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITEmMrkts                           GVITEmMrkts3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (12,047)           (20,148)           (82,269)          (123,163)
  Realized gain (loss) on investments .......           309,349           (182,123)         6,187,128          1,425,871
  Change in unrealized gain (loss)
    on investments ..........................            14,755          2,015,695         (5,144,179)         8,314,911
  Reinvested capital gains ..................           302,339                  -          3,589,995                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           614,396          1,813,424          4,550,675          9,617,619
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,458             26,082          2,639,637          2,586,000
  Transfers between funds ...................        (1,208,395)          (531,852)         7,564,349         14,341,938
  Redemptions (note 3) ......................          (197,204)          (274,119)        (4,131,891)        (1,501,704)
  Annuity benefits ..........................            (6,895)            (8,490)              (588)                 -
  Annual contract maintenance charges
    (note 2) ................................              (186)              (153)              (504)              (143)
  Contingent deferred sales charges
    (note 2) ................................            (2,426)            (6,425)           (62,491)           (37,171)
  Adjustments to maintain reserves ..........            11,633                128             25,100              3,143
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,353,015)          (794,829)         6,033,612         15,392,063
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (738,619)         1,018,595         10,584,287         25,009,682
Contract owners' equity beginning
  of period .................................         4,486,203          3,467,608         34,902,010          9,892,328
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,747,584          4,486,203         45,486,297         34,902,010
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           406,653            515,037          2,849,141          1,318,331
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            24,677             16,383          3,233,682          2,669,042
  Units redeemed ............................          (147,211)          (124,767)        (2,976,576)        (1,138,232)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           284,119            406,653          3,106,247          2,849,141
                                                ===============    ===============    ===============    ===============

                                                             GVITEmMrkts6                          GVITFHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               359                  -         12,241,159         11,281,596
  Realized gain (loss) on investments .......               195                  -          9,570,747          2,031,017
  Change in unrealized gain (loss)
    on investments ..........................            10,878                  -         (5,297,847)        19,103,214
  Reinvested capital gains ..................            11,318                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            22,750                  -         16,514,059         32,415,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            15,809                  -          6,619,153         19,713,725
  Transfers between funds ...................           118,135                  -          7,690,137         30,693,333
  Redemptions (note 3) ......................              (998)                 -        (17,628,815)       (16,550,572)
  Annuity benefits ..........................                 -                  -            (36,443)           (23,924)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,434)            (1,278)
  Contingent deferred sales charges
    (note 2) ................................                (1)                 -           (287,592)          (236,002)
  Adjustments to maintain reserves ..........                14                  -             54,570            (28,454)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           132,959                  -         (3,590,424)        33,566,828
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           155,709                  -         12,923,635         65,982,655
Contract owners' equity beginning
  of period .................................                 -                  -        204,038,119        138,055,464
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           155,709                  -        216,961,754        204,038,119
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         16,524,655         13,477,703
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            13,383                  -          9,445,595         21,012,937
  Units redeemed ............................               (89)                 -         (9,814,369)       (17,965,985)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            13,294                  -         16,155,881         16,524,655
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGlFin1                            GVITGlFin3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $            40               (182)            23,948            (19,708)
  Realized gain (loss) on investments .......             4,708              4,008            699,025            130,809
  Change in unrealized gain (loss)
    on investments ..........................              (332)             1,626            (74,111)           522,299
  Reinvested capital gains ..................             2,562              3,062            538,454            517,212
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             6,978              8,514          1,187,316          1,150,612
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            14,243             15,896            334,997            763,758
  Transfers between funds ...................                 -                  -          3,067,052          1,497,125
  Redemptions (note 3) ......................            (1,015)            (8,748)          (979,769)          (296,640)
  Annuity benefits ..........................            (8,325)            (6,072)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (76)               (12)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (22,491)            (9,699)
  Adjustments to maintain reserves ..........               234                  7              1,971               (298)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,137              1,083          2,401,684          1,954,234
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            12,115              9,597          3,589,000          3,104,846
Contract owners' equity beginning
  of period .................................            32,234             22,637          5,474,639          2,369,793
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        44,349             32,234          9,063,639          5,474,639
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             2,686              2,635            444,314            268,594
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               568                677            788,311            536,986
  Units redeemed ............................              (161)              (626)          (617,980)          (361,266)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             3,093              2,686            614,645            444,314
                                                ===============    ===============    ===============    ===============

                                                            GVITGlHlth                          GVITGlHlth3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (1,173)              (252)          (332,470)          (202,814)
  Realized gain (loss) on investments .......             1,027                388            663,266          1,463,718
  Change in unrealized gain (loss)
    on investments ..........................             4,755             (2,408)           598,683            663,347
  Reinvested capital gains ..................               437              7,076            113,065          2,172,271
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,046              4,804          1,042,544          4,096,522
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            34,616            112,401          1,433,932          3,510,554
  Transfers between funds ...................            (2,698)                 -          9,785,372          5,472,303
  Redemptions (note 3) ......................            (2,324)           (55,623)        (2,637,147)        (1,255,058)
  Annuity benefits ..........................            (4,005)            (1,576)               (72)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (239)               (80)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (57,348)           (28,680)
  Adjustments to maintain reserves ..........             9,701              4,343              6,536              5,602
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            35,290             59,545          8,531,034          7,704,641
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            40,336             64,349          9,573,578         11,801,163
Contract owners' equity beginning
  of period .................................            64,349                  -         19,957,282          8,156,119
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,685             64,349         29,530,860         19,957,282
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               580                  -          1,751,103            966,515
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            10,045              5,950          2,278,515          2,373,199
  Units redeemed ............................            (1,821)            (5,370)        (1,596,515)        (1,588,611)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,804                580          2,433,103          1,751,103
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGITech                            GVITGITech3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (41,555)           (41,758)          (260,368)          (151,185)
  Realized gain (loss) on investments .......          (142,634)          (455,331)         1,212,659            655,526
  Change in unrealized gain (loss)
    on investments ..........................           251,984          1,931,708         (2,487,881)         3,054,545
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            67,795          1,434,619         (1,535,590)         3,558,886
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            43,174             14,773            953,984          1,875,058
  Transfers between funds ...................          (470,690)          (432,626)        (6,187,479)        15,284,220
  Redemptions (note 3) ......................          (249,605)          (250,767)        (1,981,789)          (717,055)
  Annuity benefits ..........................            (2,714)              (884)              (205)                 -
  Annual contract maintenance charges
    (note 2) ................................              (292)              (312)              (327)              (173)
  Contingent deferred sales charges
    (note 2) ................................            (6,734)            (9,468)           (47,927)           (13,328)
  Adjustments to maintain reserves ..........               430               (891)            29,924              8,441
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (686,431)          (680,175)        (7,233,819)        16,437,163
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (618,636)           754,444         (8,769,409)        19,996,049
Contract owners' equity beginning
  of period .................................         3,857,204          3,102,760         23,644,482          3,648,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,238,568          3,857,204         14,875,073         23,644,482
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,232,090          1,513,650          2,165,513            511,430
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            26,033             65,277          1,004,343          2,593,769
  Units redeemed ............................          (260,292)          (346,837)        (1,848,623)          (939,686)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           997,831          1,232,090          1,321,233          2,165,513
                                                ===============    ===============    ===============    ===============

                                                           GVITGIUtl1                            GVITGIUtl3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                54               (314)            44,355            (10,268)
  Realized gain (loss) on investments .......             9,832              3,669            443,015             21,054
  Change in unrealized gain (loss)
    on investments ..........................             3,477              6,261          1,877,480            381,561
  Reinvested capital gains ..................             3,231                  -            820,589                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            16,594              9,616          3,185,439            392,347
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                (1)            18,987            399,115            412,418
  Transfers between funds ...................            11,362                  -         14,719,238          1,485,667
  Redemptions (note 3) ......................            (4,895)           (11,467)        (1,529,293)          (131,309)
  Annuity benefits ..........................            (1,307)              (572)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (55)               (26)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (13,801)            (3,073)
  Adjustments to maintain reserves ..........               796                  7              2,523             15,047
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,955              6,955         13,577,727          1,778,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            22,549             16,571         16,763,166          2,171,071
Contract owners' equity beginning
  of period .................................            54,526             37,955          2,946,757            775,686
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            77,075             54,526         19,709,923          2,946,757
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             5,169              4,408            303,185             97,862
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               709              1,128          1,674,415            379,733
  Units redeemed ............................              (185)              (367)          (401,172)          (174,410)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             5,693              5,169          1,576,428            303,185
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITGvtBd                             GVITGvtBd2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    30,429,642         18,903,344            643,894            252,827
  Realized gain (loss) on investments .......          (723,319)        14,834,041           (212,731)           (76,136)
  Change in unrealized gain (loss)
    on investments ..........................       (30,035,683)       (27,948,772)          (618,705)          (306,298)
  Reinvested capital gains ..................        14,599,981          1,365,121            385,879             26,042
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,270,621          7,153,734            198,337           (103,565)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        21,014,695        104,589,456            601,007         17,330,638
  Transfers between funds ...................      (104,550,935)      (209,210,831)        (2,801,864)        (4,421,736)
  Redemptions (note 3) ......................       (81,464,065)      (109,981,926)        (1,346,191)        (1,891,978)
  Annuity benefits ..........................          (209,373)          (381,274)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (10,132)           (12,446)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................        (1,209,234)        (1,784,293)           (13,269)           (39,881)
  Adjustments to maintain reserves ..........            76,300           (110,802)               (32)            (1,117)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............      (166,352,744)      (216,892,116)        (3,560,349)        10,975,926
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......      (152,082,123)      (209,738,382)        (3,362,012)        10,872,361
Contract owners' equity beginning
  of period .................................       804,239,397      1,013,977,779         20,998,616         10,126,255
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   652,157,274        804,239,397         17,636,604         20,998,616
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        61,425,031         77,981,271          1,961,425            945,128
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,199,619         27,396,262            108,515          1,776,083
  Units redeemed ............................       (19,829,032)       (43,952,502)          (441,005)          (759,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        48,795,618         61,425,031          1,628,935          1,961,425
                                                ===============    ===============    ===============    ===============

                                                             GVITGrowth                           GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (687,623)          (918,411)           165,330             18,990
  Realized gain (loss) on investments .......        (2,856,885)       (24,435,820)         4,358,635          1,427,949
  Change in unrealized gain (loss)
    on investments ..........................         9,359,622         49,323,053            662,003          6,533,904
  Reinvested capital gains ..................                 -                  -          1,361,989            499,696
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,815,114         23,968,822          6,547,957          8,480,539
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,863,333          3,469,490          7,159,783         19,038,503
  Transfers between funds ...................        (6,350,932)        (2,551,615)        13,190,154          6,653,038
  Redemptions (note 3) ......................        (9,878,593)        (7,995,182)        (4,493,548)        (2,041,857)
  Annuity benefits ..........................           (21,544)           (22,007)           (60,645)           (21,951)
  Annual contract maintenance charges
    (note 2) ................................            (7,775)            (8,403)            (1,838)              (926)
  Contingent deferred sales charges
    (note 2) ................................          (195,725)          (184,899)           (76,106)           (25,624)
  Adjustments to maintain reserves ..........             8,047            (10,127)            19,301             (1,284)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (13,583,189)        (7,302,743)        15,737,101         23,599,899
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,768,075)        16,666,079         22,285,058         32,080,438
Contract owners' equity beginning
  of period .................................        96,437,370         79,771,291         44,813,400         12,732,962
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,669,295         96,437,370         67,098,458         44,813,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,947,044         16,188,470          4,049,277          1,544,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           937,534          6,640,046          3,972,928          4,587,807
  Units redeemed ............................        (3,036,785)        (7,881,472)        (2,592,817)        (2,083,042)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,847,793         14,947,044          5,429,388          4,049,277
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDCon                             GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $     1,112,125          1,152,057          2,602,074          1,268,850
  Realized gain (loss) on investments .......         1,713,591            254,095            922,739           (639,597)
  Change in unrealized gain (loss)
    on investments ..........................          (367,739)         4,799,618         24,203,003         39,411,597
  Reinvested capital gains ..................         1,103,556            421,643          2,049,052            121,231
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,561,533          6,627,413         29,776,868         40,162,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,480,442         44,072,722         39,381,882        102,210,056
  Transfers between funds ...................         2,014,461         12,124,543         63,626,504         68,595,491
  Redemptions (note 3) ......................       (15,298,474)       (13,356,444)       (27,318,841)       (16,808,886)
  Annuity benefits ..........................          (142,648)          (165,051)          (376,987)           (55,157)
  Annual contract maintenance charges
    (note 2) ................................            (1,311)              (728)            (5,628)            (2,580)
  Contingent deferred sales charges
    (note 2) ................................          (445,238)          (243,827)          (513,282)          (173,962)
  Adjustments to maintain reserves ..........            50,539           (502,578)           123,734            106,057
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,342,229)        41,928,637         74,917,382        153,871,019
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,780,696)        48,556,050        104,694,250        194,033,100
Contract owners' equity beginning
  of period .................................       112,022,363         63,466,313        314,884,132        120,851,032
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   110,241,667        112,022,363        419,578,382        314,884,132
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,506,818          6,278,984         28,925,404         13,348,727
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,050,388         10,173,947         12,791,365         21,580,075
  Units redeemed ............................        (4,551,518)        (5,946,113)        (6,268,024)        (6,003,398)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,005,688         10,506,818         35,448,745         28,925,404
                                                ===============    ===============    ===============    ===============

                                                           GVITIDModAgg                          GVITIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           864,418            154,267          1,526,152          1,076,470
  Realized gain (loss) on investments .......         1,950,606           (651,164)         1,376,898           (133,485)
  Change in unrealized gain (loss)
    on investments ..........................        14,023,854         24,330,093          5,686,325         13,774,622
  Reinvested capital gains ..................         2,757,866                  -          1,174,724            250,496
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,596,744         23,833,196          9,764,099         14,968,103
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        23,052,929         55,130,883         14,422,163         57,421,610
  Transfers between funds ...................        41,057,087         27,364,355         15,056,868         24,398,817
  Redemptions (note 3) ......................       (12,430,698)        (6,452,346)       (14,287,673)       (11,003,076)
  Annuity benefits ..........................          (136,164)           (71,215)           (93,097)           (32,071)
  Annual contract maintenance charges
    (note 2) ................................            (5,279)            (2,343)            (1,953)            (1,056)
  Contingent deferred sales charges
    (note 2) ................................          (230,530)           (96,117)          (256,366)          (111,102)
  Adjustments to maintain reserves ..........             9,648           (105,603)            24,772            699,121
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        51,316,993         75,767,614         14,864,714         71,372,243
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        70,913,737         99,600,810         24,628,813         86,340,346
Contract owners' equity beginning
  of period .................................       149,067,065         49,466,255        156,013,061         69,672,715
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       219,980,802        149,067,065        180,641,874        156,013,061
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,776,564          5,730,817         14,393,258          7,262,378
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,230,408         11,118,223          4,827,758         10,881,920
  Units redeemed ............................        (3,699,486)        (3,072,476)        (3,534,942)        (3,751,040)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        18,307,486         13,776,564         15,686,074         14,393,258
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIntGro                            GVITIntGro3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,560)           (13,025)            (7,722)           (34,451)
  Realized gain (loss) on investments .......            15,917            (80,656)           376,574            133,792
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,944            406,911            873,110
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           132,518            313,263            775,763            972,451
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             1,554             11,974            411,067            474,845
  Transfers between funds ...................          (140,692)          (132,237)         2,339,828          1,723,097
  Redemptions (note 3) ......................           (72,793)           (55,705)          (299,541)          (108,868)
  Annuity benefits ..........................            (2,556)            (5,539)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................               (64)               (62)               (72)               (46)
  Contingent deferred sales charges
    (note 2) ................................            (1,122)            (1,635)            (5,871)            (2,206)
  Adjustments to maintain reserves ..........               504            (54,134)             1,840               (224)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (215,169)          (237,338)         2,447,251          2,086,598
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (82,651)            75,925          3,223,014          3,059,049
Contract owners' equity beginning
  of period .................................         1,245,284          1,169,359          4,580,456          1,521,407
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,162,633          1,245,284          7,803,470          4,580,456
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           187,653            227,163            441,368            195,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,119                395            413,234            365,306
  Units redeemed ............................           (36,016)           (39,905)          (189,101)          (119,790)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           158,756            187,653            665,501            441,368
                                                ===============    ===============    ===============    ===============

                                                            GVITIntVal6                           GVITJPBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (599)                 -          1,184,110            810,971
  Realized gain (loss) on investments .......             1,272                  -         (2,684,232)        (2,305,720)
  Change in unrealized gain (loss)
    on investments ..........................            49,459                  -         12,346,423         23,721,662
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,132                  -         10,846,301         22,226,913
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           177,060                  -          5,361,041         12,416,387
  Transfers between funds ...................           353,906                  -             21,238          9,518,068
  Redemptions (note 3) ......................            (4,163)                 -        (14,972,126)       (12,927,805)
  Annuity benefits ..........................            (3,099)                 -            (30,794)           (23,579)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,775)            (1,956)
  Contingent deferred sales charges
    (note 2) ................................               (49)                 -           (246,794)          (242,528)
  Adjustments to maintain reserves ..........                99                  -             26,468             16,539
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           523,754                  -         (9,842,742)         8,755,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           573,886                  -          1,003,559         30,982,039
Contract owners' equity beginning
  of period .................................                 -                  -        157,664,036        126,681,997
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           573,886                  -        158,667,595        157,664,036
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         15,489,907         14,568,854
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            29,121                  -          2,222,234          3,946,749
  Units redeemed ............................              (322)                 -         (3,182,453)        (3,025,696)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            28,799                  -         14,529,688         15,489,907
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITSMdCpGr                            GVITMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,125,786)          (994,278)        (2,942,981)        (5,458,340)
  Realized gain (loss) on investments .......         4,745,583         (7,045,441)                 -                  -
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015         33,794,357                  -                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,935,812         25,754,638         (2,942,981)        (5,458,340)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,554,790          6,842,183         70,577,724        198,004,954
  Transfers between funds ...................        (8,456,586)         8,645,331        (45,376,194)      (225,045,550)
  Redemptions (note 3) ......................        (6,853,047)        (6,907,931)      (176,705,391)      (390,885,218)
  Annuity benefits ..........................            (8,964)            (4,331)          (446,522)          (289,885)
  Annual contract maintenance charges
    (note 2) ................................            (4,076)            (4,310)            (7,935)            (9,858)
  Contingent deferred sales charges
    (note 2) ................................          (148,448)          (150,205)        (2,888,827)        (4,427,228)
  Adjustments to maintain reserves ..........             4,507            (48,906)           (47,028)          (251,494)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,911,824)         8,371,831       (154,894,173)      (422,904,279)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            23,988         34,126,469       (157,837,154)      (428,362,619)
Contract owners' equity beginning
  of period .................................        97,010,699         62,884,230        693,971,283      1,122,333,902
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    97,034,687         97,010,699        536,134,129        693,971,283
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,921,111          8,014,482         61,044,850         98,379,110
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,564,605         12,755,438         81,586,088        315,059,467
  Units redeemed ............................        (2,655,713)       (11,848,809)       (95,375,370)      (352,393,727)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,830,003          8,921,111         47,255,568         61,044,850
                                                ===============    ===============    ===============    ===============

                                                            GVITNWFund                            GVITNWFund2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           724,341         (2,176,740)           (20,954)           (26,501)
  Realized gain (loss) on investments .......       (50,823,057)       (51,046,654)            67,372             14,269
  Change in unrealized gain (loss)
    on investments ..........................        84,255,029        147,784,824            126,511            450,162
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        34,156,313         94,561,430            172,929            437,930
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,881,218         17,577,258             52,326          1,424,828
  Transfers between funds ...................       (21,296,475)       (10,001,644)           (17,628)           (80,775)
  Redemptions (note 3) ......................       (40,093,874)       (34,837,718)          (185,536)          (101,088)
  Annuity benefits ..........................          (118,362)           (97,604)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (19,230)           (21,097)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (722,891)          (672,237)            (5,833)            (2,118)
  Adjustments to maintain reserves ..........            59,839             29,072               (139)              (123)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (53,309,775)       (28,023,970)          (156,810)         1,240,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (19,153,462)        66,537,460             16,119          1,678,654
Contract owners' equity beginning
  of period .................................       448,291,057        381,753,597          2,445,831            767,177
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       429,137,595        448,291,057          2,461,950          2,445,831
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        40,667,472         43,675,677            243,662             95,189
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,489,367          4,469,689             10,410            175,561
  Units redeemed ............................        (6,303,826)        (7,477,894)           (25,705)           (27,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        35,853,013         40,667,472            228,367            243,662
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GVITLead                              GVITLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           (30)               (32)           (48,450)           (60,744)
  Realized gain (loss) on investments .......               893                (90)           458,719             28,756
  Change in unrealized gain (loss)
    on investments ..........................              (366)               845            422,065          1,207,972
  Reinvested capital gains ..................                53                  -             94,639                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............               550                723            926,973          1,175,984
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                12              2,861            417,466            876,601
  Transfers between funds ...................                 -                  -           (263,140)        (1,406,167)
  Redemptions (note 3) ......................                 -             (2,829)          (486,117)          (512,147)
  Annuity benefits ..........................              (300)              (240)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (99)               (83)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (11,152)            (5,296)
  Adjustments to maintain reserves ..........                27                  7              1,237               (506)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............              (261)              (201)          (341,805)        (1,047,598)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......               289                522            585,168            128,386
Contract owners' equity beginning
  of period .................................             3,497              2,975          6,293,400          6,165,014
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,786              3,497          6,878,568          6,293,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               337                355            555,773            675,300
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 1                362            219,515            357,913
  Units redeemed ............................               (27)              (380)          (257,668)          (477,440)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................               311                337            517,620            555,773
                                                ===============    ===============    ===============    ===============

                                                           GVITNStrVal                           GVITSmCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,730)          (115,155)        (1,197,364)        (1,079,419)
  Realized gain (loss) on investments .......         1,417,464           (587,126)         5,834,626          1,114,567
  Change in unrealized gain (loss)
    on investments ..........................          (479,313)         4,323,916          6,141,078         23,912,585
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           892,421          3,621,635         10,778,340         23,947,733
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            51,066            183,538          3,468,698          7,770,156
  Transfers between funds ...................       (13,650,598)          (611,534)        (9,284,597)         6,808,129
  Redemptions (note 3) ......................          (481,244)          (810,958)        (7,190,753)        (6,450,435)
  Annuity benefits ..........................              (515)            (2,983)           (12,420)           (11,086)
  Annual contract maintenance charges
    (note 2) ................................              (109)              (245)            (2,080)            (2,115)
  Contingent deferred sales charges
    (note 2) ................................           (11,873)            (5,380)          (166,562)          (166,806)
  Adjustments to maintain reserves ..........           (17,033)            11,334             25,065            (18,699)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (14,110,306)        (1,236,228)       (13,162,649)         7,929,144
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (13,217,885)         2,385,407         (2,384,309)        31,876,877
Contract owners' equity beginning
  of period .................................        13,217,885         10,832,478        102,705,564         70,828,687
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -         13,217,885        100,321,255        102,705,564
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,255,626          1,421,331          7,921,776          7,239,678
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           164,086            174,295          4,495,693         14,899,505
  Units redeemed ............................        (1,419,712)          (340,000)        (5,509,882)       (14,217,407)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -          1,255,626          6,907,587          7,921,776
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmCapGr2                          GVITSmCapVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (35,177)           (23,187)        (5,296,159)        (3,926,547)
  Realized gain (loss) on investments .......            50,224            (16,435)         8,374,886        (28,435,099)
  Change in unrealized gain (loss)
    on investments ..........................           198,201            405,858         28,054,550        180,413,361
  Reinvested capital gains ..................                 -                  -         32,764,430                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           213,248            366,236         63,897,707        148,051,715
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            49,725          1,047,997         13,762,552         27,102,458
  Transfers between funds ...................            42,846            123,652        (10,936,552)           872,900
  Redemptions (note 3) ......................           (90,975)           (34,739)       (32,793,677)       (25,048,350)
  Annuity benefits ..........................                 -                  -            (75,031)           (46,884)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,449)            (8,001)
  Contingent deferred sales charges
    (note 2) ................................            (1,121)              (473)          (660,734)          (509,639)
  Adjustments to maintain reserves ..........                 7             (1,892)           149,811             (3,225)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............               482          1,134,545        (30,562,080)         2,359,259
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           213,730          1,500,781         33,335,627        150,410,974
Contract owners' equity beginning
  of period .................................         1,946,808            446,027        438,466,098        288,055,124
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,160,538          1,946,808        471,801,725        438,466,098
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           206,299             62,244         20,424,000         20,923,018
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            19,048            160,012          5,346,475         17,161,745
  Units redeemed ............................           (19,371)           (15,957)        (6,867,912)       (17,660,763)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           205,976            206,299         18,902,563         20,424,000
                                                ===============    ===============    ===============    ===============

                                                           GVITSmCapVal2                          GVITSmComp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (56,655)           (31,857)        (3,731,101)        (3,001,469)
  Realized gain (loss) on investments .......           141,195             22,450          4,875,589         (9,842,659)
  Change in unrealized gain (loss)
    on investments ..........................           119,231            874,628         11,696,543         99,894,575
  Reinvested capital gains ..................           252,212                  -         39,197,787                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           455,983            865,221         52,038,818         87,050,447
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           208,217          1,085,123          9,549,462         21,597,338
  Transfers between funds ...................           235,689            432,265           (962,791)           780,511
  Redemptions (note 3) ......................          (237,162)           (73,049)       (22,066,024)       (19,124,466)
  Annuity benefits ..........................                 -                  -            (49,451)           (43,782)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,485)            (5,431)
  Contingent deferred sales charges
    (note 2) ................................            (3,431)              (682)          (450,386)          (366,956)
  Adjustments to maintain reserves ..........                (7)               (58)            63,429            (45,430)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           203,306          1,443,599        (13,921,246)         2,791,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           659,289          2,308,820         38,117,572         89,842,231
Contract owners' equity beginning
  of period .................................         2,957,361            648,541        311,251,698        221,409,467
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,616,650          2,957,361        349,369,270        311,251,698
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           271,345             91,515         18,060,444         17,985,000
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,744            211,028          3,016,183         14,339,738
  Units redeemed ............................           (38,361)           (31,198)        (3,877,930)       (14,264,294)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           288,728            271,345         17,198,697         18,060,444
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmComp2                           GVITTGroFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004                2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (81,559)           (53,175)            (6,075)           (19,402)
  Realized gain (loss) on investments .......           128,393              8,658             10,804           (171,522)
  Change in unrealized gain (loss)
    on investments ..........................            99,639          1,089,488             40,560            857,450
  Reinvested capital gains ..................           556,124                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           702,597          1,044,971             45,289            666,526
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           151,979          1,862,061                929                544
  Transfers between funds ...................            41,172            219,503         (1,783,116)          (343,412)
  Redemptions (note 3) ......................          (236,544)          (124,151)           (38,170)          (132,393)
  Annuity benefits ..........................                 -                  -               (105)              (235)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (39)               (79)
  Contingent deferred sales charges
    (note 2) ................................            (2,883)            (1,665)              (104)            (3,403)
  Adjustments to maintain reserves ..........               (17)              (132)               134             (3,280)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (46,293)         1,955,616         (1,820,471)          (482,258)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           656,304          3,000,587         (1,775,182)           184,268
Contract owners' equity beginning
  of period .................................         4,200,161          1,199,574          1,775,182          1,590,914
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     4,856,465          4,200,161                  -          1,775,182
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           389,998            153,778            559,208            750,449
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            32,321            262,307              1,250             17,018
  Units redeemed ............................           (35,634)           (26,087)          (560,458)          (208,259)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           386,685            389,998                  -            559,208
                                                ===============    ===============    ===============    ===============

                                                           GVITTGroFoc3                            GVITUSGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (17,885)           (33,994)            (1,813)              (217)
  Realized gain (loss) on investments .......           824,800            258,816                207                541
  Change in unrealized gain (loss)
    on investments ..........................          (698,770)           764,906             24,308              1,870
  Reinvested capital gains ..................                 -                  -              4,275              3,768
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           108,145            989,728             26,977              5,962
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            65,517            346,140            135,840             62,605
  Transfers between funds ...................        (4,732,487)         3,139,277             (1,340)             4,402
  Redemptions (note 3) ......................          (698,896)          (201,411)            (6,201)            (5,032)
  Annuity benefits ..........................                 -                  -             (5,318)            (1,765)
  Annual contract maintenance charges
    (note 2) ................................                (6)               (19)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,108)            (2,780)                 -                (12)
  Adjustments to maintain reserves ..........             4,775                210                171             26,270
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,362,205)         3,281,417            123,152             86,468
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (5,254,060)         4,271,145            150,129             92,430
Contract owners' equity beginning
  of period .................................         5,254,060            982,915             92,430                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -          5,254,060            242,559             92,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           471,588            131,153                575                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            57,527            575,628             18,797              1,022
  Units redeemed ............................          (529,115)          (235,193)            (1,542)              (447)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            471,588             17,830                575
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITUSGro3                          GVITVKMultiSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (355,018)          (274,730)         6,418,209          6,933,689
  Realized gain (loss) on investments .......         3,761,429            (42,764)         1,221,234          1,250,745
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         4,809,529          1,131,198          8,910,527
  Reinvested capital gains ..................         1,288,130          2,777,953                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,200,313          7,269,988          8,770,641         17,094,961
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,214,648          3,338,950          5,116,193         17,430,399
  Transfers between funds ...................       (18,858,639)        29,323,610         10,054,513         (9,170,004)
  Redemptions (note 3) ......................        (2,714,884)        (1,435,925)       (15,667,410)       (18,439,797)
  Annuity benefits ..........................                 -                  -            (43,728)           (41,189)
  Annual contract maintenance charges
    (note 2) ................................              (279)               (82)            (1,011)              (984)
  Contingent deferred sales charges
    (note 2) ................................           (44,535)           (17,923)          (215,958)          (347,408)
  Adjustments to maintain reserves ..........            18,442             21,885             23,360             29,817
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (20,385,247)        31,230,515           (734,041)       (10,539,166)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (18,184,934)        38,500,503          8,036,600          6,555,795
Contract owners' equity beginning
  of period .................................        42,432,617          3,932,114        170,197,114        163,641,319
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,247,683         42,432,617        178,233,714        170,197,114
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,766,233            525,137         13,033,009         13,884,968
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           874,042          4,728,501          3,023,367          6,918,553
  Units redeemed ............................        (2,703,916)        (1,487,405)        (3,073,141)        (7,770,512)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,936,359          3,766,233         12,983,235         13,033,009
                                                ===============    ===============    ===============    ===============

                                                            GVITWLead                             GVITWLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (241,674)          (260,018)           (88,768)           (33,867)
  Realized gain (loss) on investments .......         1,060,626           (496,231)           577,390            137,431
  Change in unrealized gain (loss)
    on investments ..........................         2,083,599          7,452,657            347,183            785,310
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,902,551          6,696,408            835,805            888,874
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            56,954            820,262            453,866            698,011
  Transfers between funds ...................        (1,519,791)        (5,324,646)           332,698          4,497,919
  Redemptions (note 3) ......................        (1,654,657)        (1,734,655)          (492,617)          (229,734)
  Annuity benefits ..........................              (769)              (506)            (3,256)              (244)
  Annual contract maintenance charges
    (note 2) ................................              (528)              (603)               (71)               (15)
  Contingent deferred sales charges
    (note 2) ................................           (27,736)           (30,795)            (8,652)            (4,777)
  Adjustments to maintain reserves ..........            (2,038)            (6,525)             3,852              2,924
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,148,565)        (6,277,468)           285,820          4,964,084
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (246,014)           418,940          1,121,625          5,852,958
Contract owners' equity beginning
  of period .................................        23,084,544         22,665,604          5,852,958                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        22,838,530         23,084,544          6,974,583          5,852,958
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,305,470          3,092,482            430,617                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,274          9,296,542            295,061            533,028
  Units redeemed ............................          (318,095)       (10,083,554)          (276,916)          (102,411)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,993,649          2,305,470            448,762            430,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              JanBal                               JanCapAp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           816                 (1)        (2,851,473)        (2,349,369)
  Realized gain (loss) on investments .......               120                  -         (3,546,961)       (49,264,386)
  Change in unrealized gain (loss)
    on investments ..........................             4,072                 23         41,588,779         90,961,579
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,008                 22         35,190,345         39,347,824
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            71,819             18,052          5,874,090         14,590,082
  Transfers between funds ...................                 -                  -        (19,154,285)       (26,421,967)
  Redemptions (note 3) ......................                (4)                 -        (18,060,005)       (18,190,554)
  Annuity benefits ..........................            (6,132)               (82)           (27,605)           (34,413)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,734)            (6,351)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (458,160)          (435,621)
  Adjustments to maintain reserves ..........            (1,904)                (4)            74,352            (36,487)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            63,779             17,966        (31,757,347)       (30,535,311)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            68,787             17,988          3,432,998          8,812,513
Contract owners' equity beginning
  of period .................................            17,988                  -        237,339,038        228,526,525
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        86,775             17,988        240,772,036        237,339,038
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,744                  -         33,279,122         38,006,657
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,605              1,744          3,177,406         20,321,346
  Units redeemed ............................              (482)                 -         (7,438,286)       (25,048,881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,867              1,744         29,018,242         33,279,122
                                                ===============    ===============    ===============    ===============

                                                           JanGlTechS2                            JanGlTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (246,891)          (216,287)          (682,897)          (722,039)
  Realized gain (loss) on investments .......         1,033,389           (435,847)        (1,636,392)        (4,956,176)
  Change in unrealized gain (loss)
    on investments ..........................          (891,531)         7,053,682          1,354,607         27,225,442
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (105,033)         6,401,548           (964,682)        21,547,227
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,727,813          4,272,680            151,159            133,552
  Transfers between funds ...................        (1,151,987)         1,415,543         (7,240,968)        (9,932,384)
  Redemptions (note 3) ......................        (2,364,985)        (1,916,209)        (4,112,826)        (4,038,158)
  Annuity benefits ..........................                 -                  -             (6,831)            (6,921)
  Annual contract maintenance charges
    (note 2) ................................              (721)              (655)            (2,740)            (3,303)
  Contingent deferred sales charges
    (note 2) ................................           (40,814)           (34,047)          (125,875)          (139,586)
  Adjustments to maintain reserves ..........             8,521            211,869             14,793           (272,838)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (822,173)         3,949,181        (11,323,288)       (14,259,638)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (927,206)        10,350,729        (12,287,970)         7,287,589
Contract owners' equity beginning
  of period .................................        21,841,396         11,490,667         63,750,685         56,463,096
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        20,914,190         21,841,396         51,462,715         63,750,685
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,119,951          1,620,570         18,787,902         24,072,809
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           776,354          1,564,428             56,611             66,215
  Units redeemed ............................          (857,598)        (1,065,047)        (3,576,222)        (5,351,122)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,038,707          2,119,951         15,268,291         18,787,902
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            JanIntGroS2                           JanIntGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (217,729)          (111,044)          (498,579)          (317,182)
  Realized gain (loss) on investments .......           517,773           (494,587)         1,234,971         (7,591,002)
  Change in unrealized gain (loss)
    on investments ..........................         7,898,311         13,652,619         18,090,627         41,091,664
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,198,355         13,046,988         18,827,019         33,183,480
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,207,105          9,284,321            464,851            397,046
  Transfers between funds ...................          (557,903)         1,112,832        (13,050,395)       (21,895,837)
  Redemptions (note 3) ......................        (4,435,220)        (2,996,494)        (9,337,498)        (7,976,206)
  Annuity benefits ..........................            (2,834)            (1,967)           (21,612)           (17,149)
  Annual contract maintenance charges
    (note 2) ................................            (1,232)            (1,110)            (4,797)            (5,315)
  Contingent deferred sales charges
    (note 2) ................................           (72,610)           (56,473)          (249,914)          (235,758)
  Adjustments to maintain reserves ..........            44,333            319,161             48,327           (422,330)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           181,639          7,660,270        (22,151,038)       (30,155,549)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,379,994         20,707,258         (3,324,019)         3,027,931
Contract owners' equity beginning
  of period .................................        51,293,210         30,585,952        126,526,173        123,498,242
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,673,204         51,293,210        123,202,154        126,526,173
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,987,992          3,951,071         17,681,761         22,978,097
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,649,941          2,443,957             89,590             90,572
  Units redeemed ............................        (1,690,351)        (1,407,036)        (3,105,764)        (5,386,908)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,947,582          4,987,992         14,665,587         17,681,761
                                                ===============    ===============    ===============    ===============

                                                           JanRMgCore                             JPMSTMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            20,182             (2,063)           (58,806)                 -
  Realized gain (loss) on investments .......           125,805              1,672            (18,797)                 -
  Change in unrealized gain (loss)
    on investments ..........................            53,515             76,003          1,655,096                  -
  Reinvested capital gains ..................           299,482                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           498,984             75,612          1,577,493                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            86,604            247,072            275,485                  -
  Transfers between funds ...................         3,469,639            819,121         23,012,172                  -
  Redemptions (note 3) ......................          (151,960)            (4,788)          (326,417)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                 (7)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,971)              (127)            (4,889)                 -
  Adjustments to maintain reserves ..........               647                 28                562                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,401,959          1,061,306         22,956,906                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,900,943          1,136,918         24,534,399                  -
Contract owners' equity beginning
  of period .................................         1,136,918                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,037,861          1,136,918         24,534,399                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            93,176                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           441,234            108,929          2,471,342                  -
  Units redeemed ............................          (178,901)           (15,753)          (318,169)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           355,509             93,176          2,153,173                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           MFSInvGrStS                          MFSMidCapGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (785)                 -            (78,317)           (52,820)
  Realized gain (loss) on investments .......              (133)                 -            113,330             21,080
  Change in unrealized gain (loss)
    on investments ..........................            21,049                  -            472,152            897,208
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            20,131                  -            507,165            865,468
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           206,006                  -            110,769          1,887,800
  Transfers between funds ...................             2,000                  -             90,140            101,936
  Redemptions (note 3) ......................            (5,919)                 -           (235,877)          (110,629)
  Annuity benefits ..........................            (1,827)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -             (1,535)            (1,763)
  Adjustments to maintain reserves ..........                12                  -               (118)               (66)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,272                  -            (36,621)         1,877,278
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           220,403                  -            470,544          2,742,746
Contract owners' equity beginning
  of period .................................                 -                  -          4,067,064          1,324,318
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       220,403                  -          4,537,608          4,067,064
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -            428,276            187,101
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            20,885                  -             29,261            291,263
  Units redeemed ............................              (724)                 -            (31,867)           (50,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            20,161                  -            425,670            428,276
                                                ===============    ===============    ===============    ===============

                                                           MFSNewDiscS                             MFSValS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (36,155)           (24,150)           (48,744)           (39,841)
  Realized gain (loss) on investments .......            95,871              9,610            135,047              2,111
  Change in unrealized gain (loss)
    on investments ..........................            32,519            408,079            282,957            633,192
  Reinvested capital gains ..................                 -                  -             52,821                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            92,235            393,539            422,081            595,462
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            67,180            967,544            210,944          1,540,987
  Transfers between funds ...................           (36,958)           259,453             18,710            228,529
  Redemptions (note 3) ......................           (78,198)           (25,632)          (166,541)           (55,640)
  Annuity benefits ..........................                 -                  -               (651)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (410)              (103)              (491)            (1,039)
  Adjustments to maintain reserves ..........               (84)               (60)              (642)               (82)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (48,470)         1,201,202             61,329          1,712,755
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            43,765          1,594,741            483,410          2,308,217
Contract owners' equity beginning
  of period .................................         2,004,511            409,770          3,360,300          1,052,083
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,048,276          2,004,511          3,843,710          3,360,300
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           205,441             55,031            330,815            126,768
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,901            161,384             54,620            218,121
  Units redeemed ............................           (43,988)           (10,974)           (58,691)           (14,074)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           201,354            205,441            326,744            330,815
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBAMTFasc                            NBAMTFocus
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (30,786)           (19,068)           (18,835)           (10,525)
  Realized gain (loss) on investments .......            34,644             90,322             79,821             54,631
  Change in unrealized gain (loss)
    on investments ..........................           155,318            204,154           (127,500)           263,714
  Reinvested capital gains ..................             5,333                709             99,055              5,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           164,509            276,117             32,541            313,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           176,201            834,353             27,472            423,429
  Transfers between funds ...................            (5,576)           182,184            (43,113)           123,540
  Redemptions (note 3) ......................           (63,759)           (44,649)           (28,336)            (4,878)
  Annuity benefits ..........................            (1,757)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,032)            (1,046)               (59)               (36)
  Adjustments to maintain reserves ..........                (4)               (80)               (97)                20
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           104,073            970,762            (44,133)           542,075
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           268,582          1,246,879            (11,592)           855,619
Contract owners' equity beginning
  of period .................................         1,578,632            331,753            974,606            118,987
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,847,214          1,578,632            963,014            974,606
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           131,193             33,884             48,070             10,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            12,976            147,734              6,297             51,725
  Units redeemed ............................            (9,479)           (50,425)            (8,745)           (14,629)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           134,690            131,193             45,622             48,070
                                                ===============    ===============    ===============    ===============

                                                            NBAMTGuard                            NBAMTLMat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,173,309)          (304,811)         1,114,598            769,047
  Realized gain (loss) on investments .......          (114,528)        (8,908,007)          (529,868)          (113,156)
  Change in unrealized gain (loss)
    on investments ..........................        15,968,141         36,216,891           (756,423)          (438,554)
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,680,304         27,004,073           (171,693)           217,337
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,068,774          6,515,769          2,577,878          3,091,955
  Transfers between funds ...................        (6,330,487)        (2,989,590)        19,892,443         23,207,424
  Redemptions (note 3) ......................        (8,210,664)        (8,051,225)        (4,067,790)        (2,571,754)
  Annuity benefits ..........................           (11,484)           (11,483)            (7,105)              (306)
  Annual contract maintenance charges
    (note 2) ................................            (2,164)            (2,372)              (134)                (3)
  Contingent deferred sales charges
    (note 2) ................................          (137,157)          (129,087)           (63,004)           (63,772)
  Adjustments to maintain reserves ..........            40,213            (40,744)            27,045           (173,152)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,582,969)        (4,708,732)        18,359,333         23,490,392
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,097,335         22,295,341         18,187,640         23,707,729
Contract owners' equity beginning
  of period .................................       111,816,733         89,521,392         23,707,729                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       114,914,068        111,816,733         41,895,369         23,707,729
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,232,006          8,581,564          2,341,639                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           882,944          3,680,997          3,968,300          3,857,895
  Units redeemed ............................        (1,719,789)        (4,030,555)        (2,168,016)        (1,516,256)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,395,161          8,232,006          4,141,923          2,341,639
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            NBAMTMCGr                             NBAMTPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (2,129,247)        (1,958,055)        (1,308,728)        (1,101,157)
  Realized gain (loss) on investments .......         6,307,212        (16,191,261)         5,075,049          7,364,991
  Change in unrealized gain (loss)
    on investments ..........................        20,194,414         55,761,998         15,533,878         21,274,751
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,372,379         37,612,682         19,300,199         27,538,585
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,372,061         12,416,328          2,771,064          5,095,634
  Transfers between funds ...................        (7,646,320)        (6,284,540)         6,548,823          8,744,665
  Redemptions (note 3) ......................       (12,556,375)       (13,686,147)       (10,717,617)       (10,103,709)
  Annuity benefits ..........................           (25,908)           (27,973)            (9,054)           (10,690)
  Annual contract maintenance charges
    (note 2) ................................            (5,182)            (5,848)            (1,480)            (1,424)
  Contingent deferred sales charges
    (note 2) ................................          (282,005)          (325,888)          (159,039)          (145,058)
  Adjustments to maintain reserves ..........            79,811            (46,222)             7,851            170,209
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (15,063,918)        (7,960,290)        (1,559,452)         3,749,627
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         9,308,461         29,652,392         17,740,747         31,288,212
Contract owners' equity beginning
  of period .................................       177,786,012        148,133,620        112,717,316         81,429,104
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   187,094,473        177,786,012        130,458,063        112,717,316
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,310,419         13,997,826         10,120,850          9,838,338
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,106,852         14,134,653          2,312,350         16,480,916
  Units redeemed ............................        (3,229,953)       (14,822,060)        (2,503,652)       (16,198,404)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,187,318         13,310,419          9,929,548         10,120,850
                                                ===============    ===============    ===============    ===============

                                                            NBAMSocRes                            OppAggGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (5,003)                 -         (2,399,771)        (2,178,625)
  Realized gain (loss) on investments .......            21,891                  -            461,784        (26,662,914)
  Change in unrealized gain (loss)
    on investments ..........................           102,288                  -         36,144,442         67,607,605
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           119,176                  -         34,206,455         38,766,066
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,377                  -          7,237,350         12,265,555
  Transfers between funds ...................         1,328,854                  -        (11,461,608)        (3,753,943)
  Redemptions (note 3) ......................           (45,825)                 -        (15,939,777)       (13,789,781)
  Annuity benefits ..........................              (295)                 -            (12,953)           (13,751)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (15,096)           (16,720)
  Contingent deferred sales charges
    (note 2) ................................                (7)                 -           (381,592)          (339,861)
  Adjustments to maintain reserves ..........                52                  -             33,153            (46,610)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,333,156                  -        (20,540,523)        (5,695,111)
                                                                                                         ---------------
Net change in contract owners' equity .......         1,452,332                  -         13,665,932         33,070,955
Contract owners' equity beginning
  of period .................................                 -                  -        202,002,850        168,931,895
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,452,332                  -        215,668,782        202,002,850
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         18,042,331         18,771,046
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           165,515                  -          2,604,965         15,840,071
  Units redeemed ............................           (46,476)                 -         (4,421,692)       (16,568,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           119,039                  -         16,225,604         18,042,331
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppCapAp                             OppCapApS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (4,185,068)        (3,358,246)          (117,586)           (83,959)
  Realized gain (loss) on investments .......        (5,533,601)       (79,698,258)           119,197             33,706
  Change in unrealized gain (loss)
    on investments ..........................        35,498,301        189,268,030            340,724          1,502,096
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        25,779,632        106,211,526            342,335          1,451,843
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        16,529,768         33,123,301            233,537          3,217,012
  Transfers between funds ...................         3,000,455            (88,303)           225,540             30,519
  Redemptions (note 3) ......................       (35,851,967)       (30,009,635)          (359,710)          (213,984)
  Annuity benefits ..........................          (110,100)          (137,467)              --                 --
  Annual contract maintenance charges
    (note 2) ................................           (14,401)           (15,116)              --                 --
  Contingent deferred sales charges
    (note 2) ................................          (750,380)          (628,668)            (3,102)            (3,313)
  Adjustments to maintain reserves ..........           156,437            (52,178)               (31)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,040,188)         2,191,934             96,234          3,030,042
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,739,444        108,403,460            438,569          4,481,885
Contract owners' equity beginning
  of period .................................       475,712,297        367,308,837          7,279,334          2,797,449
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   484,451,741        475,712,297          7,717,903          7,279,334
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        34,255,234         34,239,324            724,583            357,291
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,009,767         16,539,455             72,626            443,856
  Units redeemed ............................        (6,275,722)       (16,523,545)           (63,370)           (76,564)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,989,279         34,255,234            733,839            724,583
                                                ===============    ===============    ===============    ===============


                                                            OppGlSec3                              OppGlSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (180,947)          (473,209)            85,169           (511,619)
  Realized gain (loss) on investments .......         1,227,189             77,559         12,228,555         (2,129,491)
  Change in unrealized gain (loss)
    on investments ..........................        23,634,362         18,123,498         17,606,234         67,777,262
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,680,604         17,727,848         29,919,958         65,136,152
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,572,257         20,432,201            396,790         13,530,546
  Transfers between funds ...................        47,384,421         68,832,292        (20,145,163)       (59,561,882)
  Redemptions (note 3) ......................        (8,800,882)        (4,952,827)       (10,850,551)       (11,050,581)
  Annuity benefits ..........................            (1,827)                 -            (50,777)           (29,447)
  Annual contract maintenance charges
    (note 2) ................................            (1,180)              (219)            (2,070)            (2,606)
  Contingent deferred sales charges
    (note 2) ................................          (151,660)           (39,883)          (187,885)          (231,634)
  Adjustments to maintain reserves ..........            52,675            340,717             54,052           (339,586)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        52,053,804         84,612,281        (30,785,604)       (57,685,190)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        76,734,408        102,340,129           (865,646)         7,450,962
Contract owners' equity beginning
  of period .................................       102,340,129                  -        193,623,171        186,172,209
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       179,074,537        102,340,129        192,757,525        193,623,171
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         7,189,189                  -         19,398,205         26,384,682
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,562,789          8,327,972            172,595         70,273,872
  Units redeemed ............................        (2,073,782)        (1,138,783)        (3,196,636)       (77,260,349)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,678,196          7,189,189         16,374,164         19,398,205
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppGlSecS                           OppHighIncS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (45,487)           (74,747)              (303)                 -
  Realized gain (loss) on investments .......           319,726            199,303                289                  -
  Change in unrealized gain (loss)
    on investments ..........................           760,399          2,247,010              4,047                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,034,638          2,371,566              4,033                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................              (123)         2,787,361            106,078                  -
  Transfers between funds ...................          (737,550)        (1,448,420)               100                  -
  Redemptions (note 3) ......................          (254,714)          (167,744)            (1,535)                 -
  Annuity benefits ..........................                 -                  -             (6,970)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,866)            (3,053)                 -                  -
  Adjustments to maintain reserves ..........                55               (293)                40                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (995,198)         1,167,851             97,713                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            39,440          3,539,417            101,746                  -
Contract owners' equity beginning
  of period .................................         7,054,981          3,515,564                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,094,421          7,054,981            101,746                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           655,617            458,129                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................              --              425,080              9,866                  -
  Units redeemed ............................           (90,548)          (227,592)              (681)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           565,069            655,617              9,185                  -
                                                ===============    ===============    ===============    ===============


                                                            OppMSFund                             OppMSFundS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,380,907)          (953,731)           (96,489)           (69,924)
  Realized gain (loss) on investments .......       (10,884,815)       (32,780,259)           150,893             12,428
  Change in unrealized gain (loss)
    on investments ..........................        41,647,141        111,900,491            576,135          1,616,439
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        29,381,419         78,166,501            630,539          1,558,943
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        12,888,662         26,801,845            348,189          4,188,742
  Transfers between funds ...................       (22,652,208)        13,457,492            217,861            244,042
  Redemptions (note 3) ......................       (34,652,179)       (29,493,034)          (478,763)          (196,746)
  Annuity benefits ..........................           (63,053)           (49,195)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (6,249)            (6,772)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (715,118)          (596,460)            (3,483)            (1,127)
  Adjustments to maintain reserves ..........            74,096            (37,532)                88               (196)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (45,126,049)        10,076,344             83,892          4,234,715
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (15,744,630)        88,242,845            714,431          5,793,658
Contract owners' equity beginning
  of period .................................       400,358,685        312,115,840          8,506,949          2,713,291
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       384,614,055        400,358,685          9,221,380          8,506,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        36,088,504         35,365,474            853,327            337,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,840,220         13,960,527             82,106            558,672
  Units redeemed ............................        (6,910,446)       (13,237,497)           (72,705)           (43,319)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,018,278         36,088,504            862,728            853,327
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppMSSmCapS                           OppStratBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (300)                (3)           161,241             52,111
  Realized gain (loss) on investments .......               307                  -             67,759             33,065
  Change in unrealized gain (loss)
    on investments ..........................             7,295                130             79,520            407,735
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             7,302                127            308,520            492,911
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            42,356              2,242            141,025          3,772,854
  Transfers between funds ...................                 -                  -           (357,499)           262,919
  Redemptions (note 3) ......................            (1,762)                 -           (324,393)          (191,639)
  Annuity benefits ..........................            (1,106)               (13)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -               (731)            (1,915)
  Adjustments to maintain reserves ..........                 6                 (7)               (36)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,494              2,222           (541,634)         3,842,027
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            46,796              2,349           (233,114)         4,334,938
Contract owners' equity beginning
  of period .................................             2,349                  -          5,241,337            906,399
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        49,145              2,349          5,008,223          5,241,337
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               228                  -            444,295             88,463
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,068                228             29,726            411,948
  Units redeemed ............................              (243)                 -            (75,222)           (56,116)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             4,053                228            398,799            444,295
                                                ===============    ===============    ===============    ===============


                                                             PVTGroInc                              StOpp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               (86)                 -         (2,661,540)        (2,093,614)
  Realized gain (loss) on investments .......                21                  -         (1,028,528)       (12,672,278)
  Change in unrealized gain (loss)
    on investments ..........................             2,240                  -         36,093,988         69,158,636
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             2,175                  -         32,403,920         54,392,744
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            17,876                  -          7,093,547         19,605,060
  Transfers between funds ...................                 -                  -        (10,196,833)        (7,405,036)
  Redemptions (note 3) ......................            (1,368)                 -        (15,074,910)       (11,248,578)
  Annuity benefits ..........................                 -                  -            (59,886)           (19,087)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,658)            (3,516)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (250,614)          (201,993)
  Adjustments to maintain reserves ..........                 5                  -           (164,592)           (51,205)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            16,513                  -        (18,656,946)           675,645
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            18,688                  -         13,746,974         55,068,389
Contract owners' equity beginning
  of period .................................                 -                  -        207,216,357        152,147,968
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            18,688                  -        220,963,331        207,216,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         21,393,485         21,318,993
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             1,712                  -          3,292,425          8,361,962
  Units redeemed ............................              (114)                 -         (5,118,524)        (8,287,470)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             1,598                  -         19,567,386         21,393,485
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           VEWrldEMktR1                           VEWrldEMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (43,059)                 -           (204,336)          (507,847)
  Realized gain (loss) on investments .......          (163,695)                 -          4,897,303         16,390,403
  Change in unrealized gain (loss)
    on investments ..........................         1,822,976                  -          2,774,549          7,721,999
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,616,222                  -          7,467,516         23,604,555
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           310,944                  -            452,592            920,279
  Transfers between funds ...................         9,996,455                  -        (15,678,480)        (8,281,311)
  Redemptions (note 3) ......................          (449,694)                 -         (4,318,638)        (2,964,238)
  Annuity benefits ..........................                 -                  -            (22,701)           (13,493)
  Annual contract maintenance charges
    (note 2) ................................                (7)                 -               (925)              (981)
  Contingent deferred sales charges
    (note 2) ................................            (5,064)                 -           (104,377)           (75,529)
  Adjustments to maintain reserves ..........             1,021                  -             16,869            (47,797)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         9,853,655                  -        (19,655,660)       (10,463,070)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,469,877                  -        (12,188,144)        13,141,485
Contract owners' equity beginning
  of period .................................                 -                  -         51,757,868         38,616,383
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    11,469,877                  -         39,569,724         51,757,868
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          4,165,438          4,715,758
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,359,198                  -          1,181,555         50,680,034
  Units redeemed ............................          (451,175)                 -         (2,769,863)       (51,230,354)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           908,023                  -          2,577,130          4,165,438
                                                ===============    ===============    ===============    ===============


                                                           VEWrldHAsR1                            VEWrldHAs
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (59,775)                 -           (206,219)          (149,354)
  Realized gain (loss) on investments .......           343,743                  -          4,976,268          4,608,992
  Change in unrealized gain (loss)
    on investments ..........................         1,573,711                  -            567,653          3,939,885
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,857,679                  -          5,337,702          8,399,523
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           412,886                  -            448,695            429,500
  Transfers between funds ...................        12,829,268                  -        (12,359,838)        12,228,631
  Redemptions (note 3) ......................          (955,873)                 -         (2,242,708)        (2,137,052)
  Annuity benefits ..........................                 -                  -             (1,272)              (462)
  Annual contract maintenance charges
    (note 2) ................................                (4)                 -               (216)              (178)
  Contingent deferred sales charges
    (note 2) ................................            (7,009)                 -            (35,520)           (36,754)
  Adjustments to maintain reserves ..........               751                  -                314             (5,395)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        12,280,019                  -        (14,190,545)        10,478,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        14,137,698                  -         (8,852,843)        18,877,813
Contract owners' equity beginning
  of period .................................                 -                  -         36,051,807         17,173,994
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        14,137,698                  -         27,198,964         36,051,807
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          2,984,906          2,012,923
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,549,160                  -          1,607,725          6,911,409
  Units redeemed ............................          (417,191)                 -         (2,744,440)        (5,939,426)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,131,969                  -          1,848,191          2,984,906
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              VKCom2                                VKEmGr2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (194,059)          (142,025)           (51,422)           (37,738)
  Realized gain (loss) on investments .......           257,625             58,441             37,090              7,977
  Change in unrealized gain (loss)
    on investments ..........................         2,448,616          3,208,623            148,950            487,756
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,512,182          3,125,039            134,618            457,995
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           918,593          7,690,300            146,859          1,401,379
  Transfers between funds ...................           718,460            666,322             24,335             39,204
  Redemptions (note 3) ......................          (622,718)          (304,200)          (156,938)           (77,899)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (9,425)            (4,021)            (2,909)            (1,322)
  Adjustments to maintain reserves ..........               (13)              (541)              (105)               (95)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,004,897          8,047,860             11,242          1,361,267
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,517,079         11,172,899            145,860          1,819,262
Contract owners' equity beginning
  of period .................................        15,774,769          4,601,870          2,720,109            900,847
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    19,291,848         15,774,769          2,865,969          2,720,109
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,531,792            573,556            301,195            124,303
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           200,529          1,045,233             29,632            195,345
  Units redeemed ............................          (106,782)           (86,997)           (27,877)           (18,453)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,625,539          1,531,792            302,950            301,195
                                                ===============    ===============    ===============    ===============


                                                            VKCorPlus2                              VKEmMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............             6,414             (1,134)         2,692,961           (635,488)
  Realized gain (loss) on investments .......             1,727                 (4)         2,433,378          6,559,929
  Change in unrealized gain (loss)
    on investments ..........................            (3,614)             1,716         (3,994,573)         5,926,638
  Reinvested capital gains ..................               678                619          1,535,200               --
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,205              1,197          2,666,966         11,851,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            40,063            139,182          1,362,082          7,924,296
  Transfers between funds ...................           108,494             10,300        (22,787,460)         3,433,484
  Redemptions (note 3) ......................           (12,603)                 -         (5,212,855)        (4,625,182)
  Annuity benefits ..........................              (192)                 -            (12,594)            (6,383)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (900)              (910)
  Contingent deferred sales charges
    (note 2) ................................              (124)                 -            (64,184)           (85,022)
  Adjustments to maintain reserves ..........                 3                (12)            16,118             10,499
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,641            149,470        (26,699,793)         6,650,782
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           140,846            150,667        (24,032,827)        18,501,861
Contract owners' equity beginning
  of period .................................           150,667                  -         63,652,068         45,150,207
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           291,513            150,667         39,619,241         63,652,068
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            14,916                  -          3,277,139          2,957,540
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            30,825             14,916          1,028,570          6,852,232
  Units redeemed ............................           (18,439)                 -         (2,381,894)        (6,532,633)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            27,302             14,916          1,923,815          3,277,139
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKMidCapG                            VKUSRealEst
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (279,179)          (192,801)           917,781         (2,303,244)
  Realized gain (loss) on investments .......         1,097,710         (1,429,785)         8,973,310         (1,969,449)
  Change in unrealized gain (loss)
    on investments ..........................         3,129,717          6,415,127         64,524,306         61,752,307
  Reinvested capital gains ..................                 -                  -          4,746,395                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,948,248          4,792,541         79,161,792         57,479,614
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           741,310            654,478         10,916,162         21,074,577
  Transfers between funds ...................         3,118,484          4,885,281         26,581,060         11,484,897
  Redemptions (note 3) ......................        (2,268,170)        (1,072,080)       (19,823,277)       (15,368,621)
  Annuity benefits ..........................            (4,938)            (3,988)           (61,201)           (36,826)
  Annual contract maintenance charges
    (note 2) ................................              (555)              (610)            (3,273)            (2,712)
  Contingent deferred sales charges
    (note 2) ................................           (31,923)           (23,923)          (365,405)          (295,855)
  Adjustments to maintain reserves ..........             8,419            (11,482)           132,856           (682,555)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,562,627          4,427,676         17,376,922         16,172,905
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         5,510,875          9,220,217         96,538,714         73,652,519
Contract owners' equity beginning
  of period .................................        20,266,992         11,046,775        230,750,828        157,098,309
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    25,777,867         20,266,992        327,289,542        230,750,828
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,202,235          2,485,863         13,455,607         12,444,223
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,069,948          1,903,101          5,800,280         13,993,637
  Units redeemed ............................        (1,827,135)        (1,186,729)        (5,123,963)       (12,982,253)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         3,445,048          3,202,235         14,131,924         13,455,607
                                                ===============    ===============    ===============    ===============

                                                            VicDivrStk                             VicInvQBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (151,639)          (162,344)            28,584             28,011
  Realized gain (loss) on investments .......           190,067           (219,163)            34,704              9,381
  Change in unrealized gain (loss)
    on investments ..........................         1,419,301          5,413,740            (38,356)           (54,157)
  Reinvested capital gains ..................                 -                  -                  -             24,661
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,457,729          5,032,233             24,932              7,896
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           560,607            706,459              1,188             23,903
  Transfers between funds ...................          (756,273)           (45,534)          (666,935)            11,914
  Redemptions (note 3) ......................        (2,249,798)          (968,560)          (135,999)          (173,701)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (43,766)           (22,242)            (1,586)            (5,931)
  Adjustments to maintain reserves ..........        (1,108,197)            (3,717)        (1,327,476)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,597,427)          (333,594)        (2,130,808)          (143,840)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,139,698)         4,698,639         (2,105,876)          (135,944)
Contract owners' equity beginning
  of period .................................        20,110,905         15,412,266          2,105,876          2,241,820
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,971,207         20,110,905                  -          2,105,876
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,057,002          2,099,385            165,051            176,741
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            97,948            139,468                287              2,886
  Units redeemed ............................          (449,878)          (181,851)          (165,338)           (14,576)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,705,072          2,057,002                  -            165,051
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            VicSmCoOpp                             WRAsStrat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (24,496)           (20,395)           113,725            (23,799)
  Realized gain (loss) on investments .......         1,319,392             15,296            305,720             15,453
  Change in unrealized gain (loss)
    on investments ..........................          (729,866)           749,202         13,774,631          9,773,596
  Reinvested capital gains ..................           103,340                  -            973,928            523,095
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           668,370            744,103         15,168,004         10,288,345
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           (26,905)            38,086         15,101,272         32,030,193
  Transfers between funds ...................        (2,050,789)           (28,111)         3,247,684          1,507,344
  Redemptions (note 3) ......................          (124,454)           (87,172)        (7,344,036)        (4,594,538)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (3,052)            (2,081)          (197,465)          (146,205)
  Adjustments to maintain reserves ..........        (1,686,926)               102             57,582             68,747
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,892,126)           (79,176)        10,865,037         28,865,541
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,223,756)           664,927         26,033,041         39,153,886
Contract owners' equity beginning
  of period .................................         3,223,756          2,558,829        118,673,742         79,519,856
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $             -          3,223,756        144,706,783        118,673,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           239,791            246,933         11,476,467          8,461,395
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               255              3,898          2,352,625          4,434,682
  Units redeemed ............................          (240,046)           (11,040)        (1,319,188)        (1,419,610)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            239,791         12,509,904         11,476,467
                                                ===============    ===============    ===============    ===============

                                                               WRBal                                 WRBnd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           190,365           (345,955)         2,942,018          3,416,801
  Realized gain (loss) on investments .......           268,069           (113,581)           560,935          1,169,887
  Change in unrealized gain (loss)
    on investments ..........................         6,797,525         12,178,254         (2,092,936)        (1,651,626)
  Reinvested capital gains ..................                 -                  -          1,127,610                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,255,959         11,718,718          2,537,627          2,935,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,689,721         18,363,862          8,082,250         23,790,856
  Transfers between funds ...................         1,139,553          3,184,036         (7,641,663)       (15,102,707)
  Redemptions (note 3) ......................        (6,299,175)        (3,241,279)        (7,782,150)        (6,411,615)
  Annuity benefits ..........................              (583)                 -               (759)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (148,367)           (72,396)          (189,330)          (161,903)
  Adjustments to maintain reserves ..........            47,839             20,269             42,036             40,889
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         8,428,988         18,254,492         (7,489,616)         2,155,520
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        15,684,947         29,973,210         (4,951,989)         5,090,582
Contract owners' equity beginning
  of period .................................        88,346,309         58,373,099        105,941,161        100,850,579
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       104,031,256         88,346,309        100,989,172        105,941,161
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,746,952          6,794,609          8,824,865          8,643,298
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,927,889          2,640,518          1,133,060          3,033,654
  Units redeemed ............................        (1,100,937)          (688,175)        (1,758,271)        (2,852,087)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,573,904          8,746,952          8,199,654          8,824,865
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRCoreEq                              WRDivInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,726,176)        (1,110,132)            14,294                  -
  Realized gain (loss) on investments .......        (2,468,219)        (2,515,743)             3,874                  -
  Change in unrealized gain (loss)
    on investments ..........................        23,388,835         35,842,592            543,682                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,194,440         32,216,717            561,850                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        20,038,798         39,835,695          2,522,852                  -
  Transfers between funds ...................       (11,807,471)        (6,191,102)         4,061,456                  -
  Redemptions (note 3) ......................       (13,457,626)       (11,002,147)           (61,772)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (402,759)          (296,874)            (1,106)                 -
  Adjustments to maintain reserves ..........           (48,883)            13,442                 52                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,677,941)        22,359,014          6,521,482                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        13,516,499         54,575,731          7,083,332                  -
Contract owners' equity beginning
  of period .................................       240,491,705        185,915,974                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   254,008,204        240,491,705          7,083,332                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,339,819         28,039,884                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,469,502          8,233,379            682,141                  -
  Units redeemed ............................        (4,207,051)        (4,933,444)           (29,962)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        30,602,270         31,339,819            652,179                  -
                                                ===============    ===============    ===============    ===============

                                                             WRGrowth                               WRHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (3,296,693)        (3,132,108)         4,477,850          4,214,594
  Realized gain (loss) on investments .......        (1,022,943)          (300,384)          (244,154)          (905,365)
  Change in unrealized gain (loss)
    on investments ..........................         9,890,810         50,129,544          2,191,358          6,434,879
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,571,174         46,697,052          6,425,054          9,744,108
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        38,607,576         56,714,174          9,333,358         17,444,371
  Transfers between funds ...................       (11,099,156)        23,922,536          1,774,807         (2,210,050)
  Redemptions (note 3) ......................       (16,184,275)       (10,433,136)        (4,052,795)        (3,308,843)
  Annuity benefits ..........................              (386)                 -               (582)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (486,473)          (315,835)          (104,142)           (61,406)
  Adjustments to maintain reserves ..........          (204,433)            15,750             30,684             23,437
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        10,632,853         69,903,489          6,981,330         11,887,509
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        16,204,027        116,600,541         13,406,384         21,631,617
Contract owners' equity beginning
  of period .................................       301,609,039        185,008,498         70,865,343         49,233,726
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       317,813,066        301,609,039         84,271,727         70,865,343
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        37,406,072         27,861,661          5,707,409          4,689,184
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         6,715,458         12,689,046          1,432,238          2,378,017
  Units redeemed ............................        (5,480,846)        (3,144,635)          (884,867)        (1,359,792)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        38,640,684         37,406,072          6,254,780          5,707,409
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRIntlII                               WRIntl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        47,724                  -           (423,312)           224,852
  Realized gain (loss) on investments .......            74,703                  -           (828,872)        (1,966,765)
  Change in unrealized gain (loss)
    on investments ..........................           662,234                  -          8,319,805         11,218,434
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           843,911                  -          7,067,621          9,476,521
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,724,080                  -          7,269,031          7,836,767
  Transfers between funds ...................         6,288,918                  -         (2,293,872)         4,246,455
  Redemptions (note 3) ......................          (916,228)                 -         (3,410,390)        (1,862,306)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (25,484)                 -            (99,232)           (57,882)
  Adjustments to maintain reserves ..........               757                  -            169,681            (13,429)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,072,043                  -          1,635,218         10,149,605
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         7,915,954                  -          8,702,839         19,626,126
Contract owners' equity beginning
  of period .................................                 -                  -         55,194,400         35,568,274
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,915,954                  -         63,897,239         55,194,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          7,134,038          5,665,413
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           735,303                  -          1,575,512          2,729,103
  Units redeemed ............................           (99,612)                 -         (1,374,375)        (1,260,478)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           635,691                  -          7,335,175          7,134,038
                                                ===============    ===============    ===============    ===============

                                                             WRLTBond                             WRMicCpGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           667,576            687,179             (8,465)                 -
  Realized gain (loss) on investments .......           167,296            127,527              1,823                  -
  Change in unrealized gain (loss)
    on investments ..........................          (695,302)          (226,663)           286,657                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           139,570            588,043            280,015                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,730,884         14,262,996            628,015                  -
  Transfers between funds ...................         1,879,143          8,938,521          1,135,483                  -
  Redemptions (note 3) ......................        (3,351,458)        (2,616,571)            (8,020)                 -
  Annuity benefits ..........................              (379)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (98,467)           (73,792)              (121)                 -
  Adjustments to maintain reserves ..........            (8,795)            10,602               (101)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,150,928         20,521,756          1,755,256                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,290,498         21,109,799          2,035,271                  -
Contract owners' equity beginning
  of period .................................        43,351,583         22,241,784                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        46,642,081         43,351,583          2,035,271                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,743,944          1,955,961                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,333,781          2,810,807            196,135                  -
  Units redeemed ............................        (1,061,793)        (1,022,824)           (12,068)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,015,932          3,743,944            184,067                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              WRMMkt                               WRMortSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (165,877)          (307,405)            39,613                  -
  Realized gain (loss) on investments .......                 -                  -                698                  -
  Change in unrealized gain (loss)
    on investments ..........................                 -                  -            (63,475)                 -
  Reinvested capital gains ..................                 -                  -             30,566                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (165,877)          (307,405)             7,402                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,552,543         25,140,077            419,372                  -
  Transfers between funds ...................        (5,660,857)       (22,689,037)         1,937,691                  -
  Redemptions (note 3) ......................        (5,337,714)        (8,936,271)           (22,432)                 -
  Annuity benefits ..........................                 -                  -               (760)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (117,233)          (213,573)               (66)                 -
  Adjustments to maintain reserves ..........             4,953             20,470                775                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (2,558,308)        (6,678,334)         2,334,580                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,724,185)        (6,985,739)         2,341,982                  -
Contract owners' equity beginning
  of period .................................        27,477,578         34,463,317                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,753,393         27,477,578          2,341,982                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,707,827          3,366,596                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,947,323          4,396,015            236,924                  -
  Units redeemed ............................        (3,200,327)        (5,054,784)           (10,720)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,454,823          2,707,827            226,204                  -
                                                ===============    ===============    ===============    ===============

                                                            WRRealEstS                            WRSciTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            22,324                  -         (1,408,887)          (911,347)
  Realized gain (loss) on investments .......             1,875                  -            189,527           (207,868)
  Change in unrealized gain (loss)
    on investments ..........................           524,093                  -         15,915,340         19,318,811
  Reinvested capital gains ..................            83,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           631,872                  -         14,695,980         18,199,596
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           775,096                  -         14,408,319         21,833,102
  Transfers between funds ...................         5,526,301                  -          1,425,106          2,165,630
  Redemptions (note 3) ......................           (21,246)                 -         (4,724,849)        (2,251,337)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (229)                 -           (163,268)           (68,102)
  Adjustments to maintain reserves ..........             3,883                  -             71,942             (3,651)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         6,283,805                  -         11,017,250         21,675,642
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         6,915,677                  -         25,713,230         39,875,238
Contract owners' equity beginning
  of period .................................                 -                  -         92,939,816         53,064,578
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,915,677                  -        118,653,046         92,939,816
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         11,425,184          8,398,696
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           552,930                  -          2,640,650          3,968,257
  Units redeemed ............................           (11,587)                 -         (1,359,209)          (941,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           541,343                  -         12,706,625         11,425,184
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRSmCap                               WRSmCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,963,573)        (1,375,892)           (26,693)                 -
  Realized gain (loss) on investments .......         1,315,125         (1,800,792)             2,965                  -
  Change in unrealized gain (loss)
    on investments ..........................        17,657,223         31,884,942            400,161                  -
  Reinvested capital gains ..................                 -                  -            359,498                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        17,008,775         28,708,258            735,931                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,872,495         26,838,385          1,482,448                  -
  Transfers between funds ...................        (2,549,505)        (7,198,447)         5,361,881                  -
  Redemptions (note 3) ......................        (7,610,484)        (4,022,483)          (182,885)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (255,703)          (116,410)              (130)                 -
  Adjustments to maintain reserves ..........           428,114             19,486                491                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         5,884,917         15,520,531          6,661,805                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        22,893,692         44,228,789          7,397,736                  -
Contract owners' equity beginning
  of period .................................       132,974,855         88,746,066                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   155,868,547        132,974,855          7,397,736                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,190,389         11,801,501                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,841,162          4,652,169            679,010                  -
  Units redeemed ............................        (2,333,333)        (3,263,281)           (47,383)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,698,218         13,190,389            631,627                  -
                                                ===============    ===============    ===============    ===============

                                                             WRValue
                                                ----------------------------------
Investment activity:                                 2004               2003
                                                ---------------    ---------------
  Net investment income (loss) ..............          (265,251)          (438,452)
  Realized gain (loss) on investments .......           388,352           (367,367)
  Change in unrealized gain (loss)
    on investments ..........................        15,981,749         17,627,420
  Reinvested capital gains ..................                 -                  -
                                                ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        16,104,850         16,821,601
                                                ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        18,872,156         24,562,322
  Transfers between funds ...................         7,274,499          9,426,821
  Redemptions (note 3) ......................        (5,780,845)        (2,666,859)
  Annuity benefits ..........................              (390)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (151,184)           (60,360)
  Adjustments to maintain reserves ..........           384,738             56,298
                                                ---------------    ---------------
      Net equity transactions ...............        20,598,974         31,318,222
                                                ---------------    ---------------
Net change in contract owners' equity .......        36,703,824         48,139,823
Contract owners' equity beginning
  of period .................................       106,447,898         58,308,075
                                                ---------------    ---------------
Contract owners' equity end of period .......       143,151,722        106,447,898
                                                ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         9,899,433          6,694,479
                                                ---------------    ---------------
  Units purchased ...........................         3,025,601          4,118,296
  Units redeemed ............................        (1,169,688)          (913,342)
                                                ---------------    ---------------
  Ending units ..............................        11,755,346          9,899,433
                                                ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
                    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                    AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AISmCapValB)

               Portfolios of the American Variable Insurance Series
               (American VIS);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
                      (formerly BB&T VIF - Capital Appreciation Fund)
                    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
                      (formerly BB&T VIF - Growth and Income Fund)
                    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
                    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
                      (formerly BB&T VIF - Capital Manager Aggressive Growth
                      Fund)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)*
                    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                    Evergreen VAF - Foundation Fund - Class 1 (EvFound)* Evergreen VAF - Fund - Class 1 (EvFund)*
                    Evergreen VAF - Growth And Income Fund - Class 1 (EvGrInc)* Evergreen VAF - International Growth Fund - Class 1 (EvIntGr)*
                    Evergreen VAF - Omega Fund - Class 1 (EvOmega)*
                    Evergreen VAF - Special Equity Fund - Class 1 (EvSpEq)* Evergreen VAF - Special Values Fund - Class 1 (EvSpVal)* Evergreen VAF - Strategic Income Fund - Class 1 (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund II
               (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund III
               (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)*
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
               (Gartmore is an affiliate of the Company)
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
                    Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I (GVITNStrVal)*
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)*
                    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

               Portfolios of the MFS/(R)/ Variable Insurance TrustSM
               (MFS/(R)/ VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                    (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Focus Portfolio - S Class
                    (NBAMTFocus)
                    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/
                    - I Class (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I
                    Class
                    (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
               (OppMSFund)

               Oppenheimer Main Street Fund/(R)/ /VA - Service Class
               (OppMSFundS)

               Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)* Putnam VT Voyager II Fund - IB Shares (PVTVoyII)*

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
                    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
                    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                    Van Kampen UIF - International Magnum Portfolio - Class I (VKIntMag)*
                    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
                    Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)*
                    Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

               Portfolios of the W & R Target Funds, Inc.;
                    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
                    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
                    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq) W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
                    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc) W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
                    W & R Target Funds, Inc. - International Portfolio (WRIntl) W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
                    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
                    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt) W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
                    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
                    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
                    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
                    W & R Target Funds, Inc. - Value Portfolio (WRValue)

*At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                    BOA            ElitePro       ElitePro        BOA
    Nationwide Variable Account-9 Options        Furture/(1)/      Classic          Ltd       Choice/(2)/
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       0.95%            1.60%        1.75%        1.20%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............       0.25%               -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities ......................        0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................       0.15%/(5)/          -            -            -
  One-Year Step Up ...........................       0.05%/(6)/          -            -            -
  Greater of One-Year or 5% Enhanced .........       0.20%/(5)/          -            -         0.15%/(5)/
  5% Enhanced ................................       0.10%/(7)/          -            -         0.05%/(7)/
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ..................................          -                -            -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................       0.45%/(8)/          -            -         0.45%/(9)/
  Option 2 ...................................       0.30%/(8)/          -            -         0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -            -
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................       0.45%               -            -            -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................       0.40%               -            -         0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............       0.50%               -            -            -
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       3.95%            1.60%        1.75%       2.20%
---------------------------------------------------------------------------------------------------------

                                                                      BOA      BOA Exclusive  BOA Choice
Nationwide Variable Account-9 Options              BOA V/(3)/        Income        II/(4)/       Venue
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       1.10%            1.25%        1.20%        1.50%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............          -                -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities .......................       0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................          -                -         0.15%/(5)/      -
  One-Year Step Up ...........................       0.05%               -         0.10%/(6)/      -
  Greater of One-Year or 5% Enhanced                    -                -         0.20%/(5)/   0.15%
  5% Enhanced ................................       0.10%               -         0.15%/(7)/      -
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ...................................         -             0.20%           -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................          -                -         0.45%/(9)/  0.45%/(9)/
  Option 2 ...................................          -                -         0.30%/(9)/  0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -        0.10%
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................          -                -            -           -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................          -                -         0.40%       0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............          -                -         0.50%       0.50%
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       1.70%            1.45%        2.80%       3.10%
---------------------------------------------------------------------------------------------------------

/(1)/ Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
/(2)/   Includes Key Corp and Paine Weber products.
/(3)/   Includes NEA Select product.
/(4)/   Includes Waddell & Reed Advisors Select Reserve product.
/(5)/ Available beginning January 2, 2002 or a later date if state law requires.
/(6)/ Available until state approval is received for the One-Year Enhanced Death Benefit Option.
/(7)/ Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
/(8)/ No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
/(9)/ No longer available effective May 1, 2003. Applicant could elect one GMIB option.
/(10)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total        AIMBal     AIMBValue2      AIMBlueCh      AIMCapAp      AIMCapAp2     AIMCapDev2     AIMCoreEq
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $  39,938,247         1,218              -            792           328              -              -            63
1.00% ..........    16,468,655             -              -              -             -              -              -             -
1.05% ..........     3,184,783             -              -              -             -              -              -             -
1.10% ..........    10,645,520         2,101              -          1,816           221              -              -            87
1.15% ..........     5,555,864           638              -              5           486              -              -             -
1.20% ..........    18,551,614            52              -              -             -              -              -             -
1.25% ..........     2,939,886         1,160            630            120             -             38            317             -
1.30% ..........     3,468,072           231              -              -             5              -              -             -
1.35% ..........     3,849,477           547              -            232             -              -              -            27
1.40% ..........    27,817,499            71              -            106           469              -              -           394
1.45% ..........     9,760,952             -              -              -             -              -              -             -
1.50% ..........     3,644,908             -         26,005              -             -          4,944            254             -
1.55% ..........    12,354,557         1,776              -          1,735             -              -              -         1,782
1.60% ..........     6,701,018            31          5,904              -           240          2,856            218             -
1.65% ..........     4,056,097             -         29,684              -             -          3,320             39             -
1.70% ..........     1,795,743             -              -              -             -              -              -             -
1.75% ..........     2,066,003            18          6,832              -             1            971              -             -
1.80% ..........     1,536,118             -          3,233              -             -            528              -             -
1.85% ..........     2,268,795             -              -              -             -              -              -             -
1.90% ..........       618,698             -          3,083              -             -            330             93             -
1.95% ..........     1,290,602             -         22,479              -             -          5,750              -             -
2.00% ..........     1,362,973           518             25              -             -              -              -             -
2.05% ..........     1,571,520         1,435          6,756          1,033             -          5,014             29             -
2.10% ..........       901,050             -         16,061              -             -          1,227              -             -
2.15% ..........       297,674             -          3,416              -             -            583              -             -
2.20% ..........       841,719             -          7,202              -             -          3,711              -             -
2.25% ..........       146,861             -              -              -             -              -              -             -
2.30% ..........       127,044             -              -              -             -              -              -             -
2.35% ..........        42,195             -              -              -             -            226              -             -
2.40% ..........       202,843             -              -              -             -              -              -             -
2.45% ..........        91,075             -            151              -             -            327              -             -
2.50% ..........       118,199             -          3,839              -             -            558              -             -
2.55% ..........        17,618             -              -              -             -              -              -             -
2.60% ..........       173,253             -          6,304              -             -            110              -             -
2.65% ..........         5,180             -              -              -             -              -              -             -
2.70% ..........         4,776             -              -              -             -              -              -             -
2.85% ..........           263             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $ 184,417,351         9,796        141,604          5,839         1,750         30,493            950         2,353
                 ============= ============= ============== ============== ============= ============== ============== =============

                      AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $         498             -              -              -             -        730,324              -        78,191
1.00% ..........             -             -              -              -             -        347,190              -        27,991
1.05% ..........             -             -              -              -             -         67,776              -         7,402
1.10% ..........           606             -              -              -             -        142,987              -        22,511
1.15% ..........           260             -              -              -             -         68,389              -        18,924
1.20% ..........             -             -              -              -             -        314,904              -       102,362
1.25% ..........           400             -              -              -            59         48,745              -         6,615
1.30% ..........             -             -              -              -             -         65,476              -        10,260
1.35% ..........           474             -              -              -             -         63,182              -        15,071
1.40% ..........           495             -              -              -             -        384,041              -        94,166
1.45% ..........             -             -              -              -             -        139,118              -        20,487
1.50% ..........             -         5,606         16,599          9,115        15,846         46,500         24,661         6,478
1.55% ..........         3,475             -              -              -             -        139,492              -        22,935
1.60% ..........             -         1,272          8,634          1,938         2,674         70,565          2,078        16,923
1.65% ..........             -         6,901         12,159         22,172        20,033         69,373         10,886        20,198
1.70% ..........             -             -              -              -             -         21,739              -         2,237
1.75% ..........             -           401          3,455          1,396         5,152         31,387          1,227         2,420
1.80% ..........             -           428          1,598          2,235         2,494         27,123            476         2,230
1.85% ..........             -             -              -              -             -         26,213              -           995
1.90% ..........             -           430             59            917         2,001         10,757            613            90
1.95% ..........             -         4,697          9,019         14,622        14,093          5,336          3,781         2,041
2.00% ..........             -             -              -             55           413         17,659            424         1,678
2.05% ..........             -         7,483          7,075          5,702        14,521         17,745          7,148         1,922
2.10% ..........             -         2,744          6,463          6,198        15,881          3,127         25,292         3,069

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.15% ..........             -           108            381              -         2,147          1,432            360             -
2.20% ..........             -         1,837          5,562          2,290         7,179          4,316          9,633         1,530
2.25% ..........             -             -              -              -             -            542              -           717
2.30% ..........             -             -              -              -             -            134              -           380
2.35% ..........             -           108            902            256         1,601             19            781            21
2.40% ..........             -             -              -              -             -            958              -            58
2.45% ..........             -         1,251            877            394         1,333            377              -            90
2.50% ..........             -           138          1,577            823         2,627            331            911             -
2.55%                        -             -              -              -             -              -              -             -
2.60% ..........             -           465          2,896          1,635         2,426          1,098          1,771            35
2.65% ..........             -             -              -              -             -              5              -             -
2.70% ..........             -             -              -              -             -            361              -             -
2.85%                        -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       6,208        33,869         77,256         69,748       110,480      2,868,721         90,042       490,027
                 ============= ============= ============== ============== ============= ============== ============== =============

                       ACVPInt      ACVPInt3      ACVPUltra     ACVPUltra2       ACVPVal       ACVPVal2      BBTCapMgr     BBTLgCapV
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     388,561       173,355         41,900              -     1,330,685              -          1,754         8,794
1.00% ..........       198,640        50,680         10,973              -       441,226              -              -             -
1.05% ..........        36,212        13,018          1,987              -        90,447              -              -            33
1.10% ..........        37,278        41,958          8,423              -       356,311              -          3,263         6,876
1.15% ..........        16,269        22,693          7,476              -       188,983              -          2,870         3,618
1.20% ..........       175,114       115,376         30,577              -       741,932              -              9           169
1.25% ..........        19,106        10,025          3,537              -       101,861              -            301         1,161
1.30% ..........        34,640        10,009          1,384              -       204,784              -            563         1,103
1.35% ..........        15,867        19,563          4,137              -       173,517              -            519         1,620
1.40% ..........       126,336       115,807         29,426              -       946,987              -            231         6,898
1.45% ..........        83,536        21,921          8,942              -       306,332              -          1,166           757
1.50% ..........        26,199         8,494          1,851         17,767        93,671         42,175             68            70
1.55% ..........        35,406        29,806         17,836              -       455,798              -          2,481         8,843
1.60% ..........        12,018        27,996          7,127          1,117       186,802          6,503          3,316         2,172
1.65% ..........        18,057        17,883          8,200          8,939       132,735         14,745          2,085           290
1.70% ..........         3,666         8,265            984              -        56,761              -          6,685            52
1.75% ..........         4,225         7,581          5,821          3,115        67,509          5,178              3            21
1.80% ..........         3,066         7,592          2,092            464        51,525          8,533              -             -
1.85% ..........         4,989         9,234          3,618              -        83,018              -              -         1,159
1.90% ..........         1,442           948            156            349        16,516          7,822              -         1,462
1.95% ..........         7,261         2,568            518          6,813        11,868         18,115              -             -
2.00% ..........         2,000         1,827          2,785          1,280        55,399          3,459              -           576
2.05% ..........         3,580         9,550            196          4,253        50,879         12,027              -             -
2.10% ..........           278           313            622          4,015         7,891         11,707              -             -
2.15% ..........           112           857            549            179        14,555          1,660              -             -
2.20% ..........           774         1,464            466          5,118        19,541          9,735              -             -
2.25% ..........             -           282            101              -         4,052              -              -             -
2.30% ..........            11           281              -              -         8,495              -              -             -
2.35% ..........             -            39              -              -             -          2,038              -             -
2.40% ..........             -         1,518              -              -        15,734              -              -             -
2.45% ..........             -             -              -            213         3,053          2,615              -             -
2.50% ..........             -             -              -          1,177           588            704              -             -
2.55% ..........             -             -              -              -         2,298              -              -             -
2.60% ..........             -           635            171            287         2,058          3,107              -             -
2.65% ..........             -             -              -              -           357              -              -             -
2.70% ..........             -             -            161              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,254,643       731,538        202,016         55,086     6,224,168        150,123         25,314        45,674
                 ============= ============= ============== ============== ============= ============== ============== =============

                     BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,060         6,999         22,734         48,341        70,035              -        127,904             -
1.00% ..........             -             -          8,290         26,295        32,802              -         44,529             -
1.05% ..........            37            75          3,537          6,312        11,877              -          9,509             -
1.10% ..........         3,045         3,967            549            515         1,420              -         30,617             -
1.15% ..........           199           673             20             78           415              -         21,815             -
1.20% ..........             -           119          2,937          4,990        19,364              -         68,014             -
1.25% ..........           917           661             57            939         2,493              -         13,204             -
1.30% ..........           842           761            100            626         2,624              -         15,794             -
1.35% ..........           668           845            112            207           156              -         20,992             -
1.40% ..........         2,537         4,818             63             98         6,344              -         86,615             -
1.45% ..........           893           865              -             78         3,330              -         21,313             -
1.50% ..........            65            65              -            671         1,993          4,082          8,392           896

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.55% ..........         2,490         2,198              -              -           380              -         29,838             -
1.60% ..........         2,140         3,201              -             31           631          1,097         21,111            57
1.65% ..........            39           497              5            204           322          1,673         10,183         1,354
1.70% ..........            50            17              -              -            59              -          5,449             -
1.75% ..........           146           221              -              -           125          2,300          5,063            24
1.80% ..........            15             -              -              -           445            558          5,672             -
1.85% ..........         4,808         5,184              -              -            89              -          8,397             -
1.90% ..........             -         2,307              -              -            26            436          2,165            32
1.95% ..........             -             -              -              -             -          3,374          1,110           575
2.00% ..........           571             -              -              -            27            448          2,600             -
2.05% ..........         3,472           979              -              -             -          2,897          6,113           670
2.10% ..........             -             -              -              -            19          2,153            321         2,857
2.15% ..........             -             -              -              -             -            545            951           130
2.20% ..........             -             -              -              -             -          5,994            684            67
2.25% ..........             -             -              -              -             -              -            798             -
2.30% ..........             -             -              -              -             8              -            264             -
2.35% ..........             -             -              -              -             -              -            150             -
2.40% ..........             -             -              -              -             -              -             10             -
2.45% ..........             -             -              -              -             -            282              4           560
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -          1,286              -           433
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      25,994        34,452         38,404         89,385       154,984         27,125        569,581         7,655
                 ============= ============= ============== ============== ============= ============== ============== =============

                      DrySRGro      DryStkIx      DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal     FedAmLeadS     FedCapApS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     451,265     3,425,695        564,609              -           587            792              -             -
1.00% ..........       212,040     1,774,559        253,008              -             -              -              -             -
1.05% ..........        40,468       319,609         64,074              -             -              -              -             -
1.10% ..........       125,140       588,603        100,470              -           338            600              -             -
1.15% ..........        36,137       325,296         54,023              -             -            521              -             -
1.20% ..........       152,265     1,266,573        241,272              -             -              -              -             -
1.25% ..........        22,630       177,697         34,492              -            21              -              -             -
1.30% ..........        30,013       284,023         49,703              -             -              -              -             -
1.35% ..........        17,237       250,832         46,082              -           217              -              -             -
1.40% ..........       181,575     1,416,163        235,088              -           302          1,613              -             -
1.45% ..........       109,682       585,561         49,179              -             -              -              -             -
1.50% ..........        19,324       140,300         21,878         10,323             -              -          3,041         2,129
1.55% ..........        39,532       493,245         72,622              -           751          1,770              -             -
1.60% ..........        19,461       268,588         41,193          5,390             -              -            137         4,522
1.65% ..........        27,273       135,016         34,768          7,803             -              -          1,563           711
1.70% ..........         9,272       142,757         10,143              -             -              -              -             -
1.75% ..........         4,152        83,394         10,207          3,089             -              -            574           115
1.80% ..........         4,153        71,349         11,806            801             -              -            218           349
1.85% ..........         6,891        73,026          9,992              -         4,354              -              -             -
1.90% ..........         1,917        25,718          4,622            918             -              -              -           711
1.95% ..........         4,686        30,771          2,516          5,275             -              -          1,653         6,355
2.00% ..........         4,841        40,532          5,178              -             -              -              -             -
2.05% ..........         3,968        62,913          8,337         17,526             -              -            506         2,429
2.10% ..........         1,062         7,018          1,648          4,646             -              -            974         2,669
2.15% ..........           391        14,973          2,908            131             -              -              -             -
2.20% ..........           937        13,877          1,224          6,167             -              -          2,035         3,581
2.25% ..........         1,227         1,849          1,334              -             -              -              -             -
2.30% ..........           176         3,783            375              -             -              -              -             -
2.35% ..........           281           585             30            381             -              -          1,503             -
2.40% ..........           131           307          2,021              -             -              -              -             -
2.45% ..........            33           738             15          2,099             -              -              -             -
2.50% ..........             -             -              -          1,233             -              -              -             -
2.55% ..........            22             -             28              -             -              -              -             -
2.60% ..........             -             -          1,466            467             -              -            243           316
2.65% ..........             1            70            102              -             -              -              -             -
2.70% ..........            99             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,528,282    12,025,420      1,936,413         66,249         6,570          5,296         12,447        23,887
                 ============= ============= ============== ============== ============= ============== ============== =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     FedHiIncS     FedQualBd     FedQualBdS      FidVIPEIS     FidVIPEI2      FidVIPGrS      FidVIPGr2     FidVIPHIS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       931,856              -      2,470,698             -      1,845,978              -       811,521
1.00% ..........             -       255,717              -      1,114,237             -      1,009,101              -       344,593
1.05% ..........             -        53,400              -        241,349             -        165,146              -        96,047
1.10% ..........             -       272,780              -        506,752             -        323,291              -       138,444
1.15% ..........             -       173,405              -        270,278             -        149,737              -        65,034
1.20% ..........             -       602,087              -      1,145,330             -        970,118              -       499,652
1.25% ..........             -        87,022              -        159,565             -        118,182              -        41,993
1.30% ..........             -       111,449              -        180,674             -        210,746              -        78,047
1.35% ..........             -       161,991              -        296,834             -        187,670              -        73,036
1.40% ..........             -       783,358              -      1,530,938             -      1,125,548              -       439,569
1.45% ..........             -       206,174              -        510,089             -        536,971              -       163,891
1.50% ..........        20,164        82,603         47,370        128,550        62,832        106,523         22,626        41,894
1.55% ..........             -       367,667              -        574,650             -        305,214              -       148,626
1.60% ..........         4,406       234,570         14,020        300,858        20,351        126,501         10,310        68,790
1.65% ..........        18,926        94,161         32,992        177,482        37,012        135,460         14,099        42,928
1.70% ..........             -        75,878              -         65,289             -        121,298              -        22,688
1.75% ..........         5,705       101,112         10,335         91,876        19,558         44,599          7,699        51,491
1.80% ..........         1,988        38,454          2,737         79,453        10,748         38,646          3,198        19,956
1.85% ..........             -        64,751              -        106,008             -         39,830              -        19,969
1.90% ..........           862        17,136          3,346         14,815        10,648         16,617          1,638         2,151
1.95% ..........         8,206         8,518         27,821         20,253        33,352         12,040          7,840         6,212
2.00% ..........           226        41,652            383         39,146         1,247         28,059            451        21,733
2.05% ..........        11,215        51,548         18,461         65,463        14,475         20,524         13,907        12,145
2.10% ..........        28,189         6,020         25,039          2,376        36,276          5,398          9,067         4,717
2.15% ..........         4,457         7,379          2,831          5,851           869          7,438            197         5,682
2.20% ..........         6,496        12,523         18,554         20,866        19,861          6,591         10,138         9,068
2.25% ..........             -         2,777              -          3,663             -          1,831              -           245
2.30% ..........             -         5,269              -          1,849             -            332              -           834
2.35% ..........           954            62            884             23           700             40            114             -
2.40% ..........             -         9,713              -            798             -             34              -           253
2.45% ..........         1,220            71          1,226          2,997         2,401              -          3,479            22
2.50% ..........         6,945           712          2,572              -         5,737            310          1,595             -
2.55% ..........             -           544              -            714             -              -              -           236
2.60% ..........         1,673         4,411         11,531          1,612        10,096          1,486          2,790             -
2.65% ..........             -           287              -             20             -             30              -            20
2.70% ..........             -           770              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals .......      $121,632     4,867,827        220,102     10,131,356       286,163      7,661,289        109,148     3,231,487
                 ============= ============= ============== ============== ============= ============== ============== =============

                     FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     241,734             -        243,149      2,129,669             -         52,782        338,829             -
1.00% ..........       103,788             -         56,284      1,047,193             -         34,328        233,070             -
1.05% ..........        24,610             -          9,609        174,163             -          4,945         42,747             -
1.10% ..........        17,553             -         29,789        361,149             -         17,852         23,482             -
1.15% ..........         9,403             -         23,961        188,078             -          3,776          8,371             -
1.20% ..........       111,009             -        134,114        993,328             -         36,761         95,124             -
1.25% ..........        17,658             -          9,134        115,084             -          5,330         14,589           644
1.30% ..........        19,188             -         20,468        185,608             -          7,715         19,446             -
1.35% ..........        11,243             -         22,146        161,592             -          6,220          9,976             -
1.40% ..........        76,104             -        124,693      1,095,416             -         35,728         76,296             -
1.45% ..........        46,716             -         25,188        485,545             -         10,430         40,153             -
1.50% ..........         8,710        21,837          8,743        126,219        49,740          3,810          9,251        30,754
1.55% ..........        15,211             -         31,951        343,167             -          9,030         24,344             -
1.60% ..........         4,841         5,195         21,720        185,090        14,041         23,895          9,683        11,130
1.65% ..........         6,024        19,774         18,811        136,883        32,643          2,258         11,417        16,582
1.70% ..........         3,314             -          7,144         41,253             -          1,147          5,382             -
1.75% ..........         2,889         7,207          6,972         74,164        17,163          2,682          4,008         8,309
1.80% ..........         3,616         2,834         10,488         61,826         5,252          3,198          2,096         3,437
1.85% ..........         5,612             -          8,186         65,811             -          1,937          4,344             -
1.90% ..........         1,153         4,762          3,528         21,268         7,550            959          1,261         4,342
1.95% ..........         1,189        25,355            634         18,958        44,574             67          1,457        23,532
2.00% ..........         2,408         1,326          4,530         47,830         2,509            741          1,088         1,432
2.05% ..........         2,152        15,244          2,889         36,562        20,721          1,822          1,292        20,660
2.10% ..........           861        18,460          1,004          5,492        27,981            561            157        20,907
2.15% ..........             -           416          2,092          9,427           987             32          1,894           668
2.20% ..........           802        13,089          1,260          8,002        21,099              -            538        12,644
2.25% ..........            31             -            750          1,924             -            139             12             -
2.30% ..........             -             -          3,302          5,921             -              -             15             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.35% ..........             -           810              -            159         1,969              -             19           227
2.40% ..........             -             -          5,707         15,579             -              -              -             -
2.45% ..........             -         2,741             28            806           841              -              -         2,026
2.50% ..........             -         1,847              -          1,130         1,644              -              -         4,223
2.55% ..........             -             -            450          1,521             -              -              -             -
2.60% ..........             -         2,183            721          2,576         3,577              -              -         1,612
2.65% ..........             -             -            135            330             -              -              -             -
2.70% ..........             -             -            186            627             -              -              -             -
2.85% ..........             -             -              -             11             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     737,819       143,080        839,766      8,149,361       252,291        268,145        980,341       163,129
                 ============= ============= ============== ============== ============= ============== ============== =============

                    FidVIPValS   FidVIPValS2        FHCapAp       FHCoreEq  FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2  FrVIPForSec3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     143,214             -            341          1,356             -              -              -             -
1.00% ..........        59,978             -              -              -             -              -              -             -
1.05% ..........         5,585             -              -              1             -              -              -             -
1.10% ..........        28,062             -            119          5,618             -              -              -             -
1.15% ..........        21,300             -          1,348          1,671             -              -              -             -
1.20% ..........        75,779             -            170          1,658             -              -              -             -
1.25% ..........        12,822             -              -             70         1,817            611            677            53
1.30% ..........        13,824             -              -            148             -              -              -             -
1.35% ..........        21,855             -              -            292             -              -              -             -
1.40% ..........       120,625             -          1,552          2,856             -              -              -             -
1.45% ..........        89,616             -              -            379             -              -              -             -
1.50% ..........         4,906        11,283            348            300             -              -              -             -
1.55% ..........        47,355             -            225          3,314             -              -              -             -
1.60% ..........        22,576         2,855            192            516             -              -              -             -
1.65% ..........        11,064         2,226            368            898             -              -              -             -
1.70% ..........         9,680             -          2,477          1,982             -              -              -             -
1.75% ..........         7,466         2,880              -          1,838             -              -              -             -
1.80% ..........         4,414         1,204              -             18             -              -              -             -
1.85% ..........        11,677             -              -              -             -              -              -             -
1.90% ..........         1,103         1,365              -              -             -              -              -             -
1.95% ..........           767         7,474              -            100             -              -              -             -
2.00% ..........         9,584            21             51            899             -              -              -             -
2.05% ..........         1,377         3,835              -              -             -              -              -             -
2.10% ..........           915         7,488              -              -             -              -              -             -
2.15% ..........         3,050         1,302              -              -             -              -              -             -
2.20% ..........         1,190         3,111              -              -             -              -              -             -
2.25% ..........           915             -              -              -             -              -              -             -
2.30% ..........         2,064             -              -              -             -              -              -             -
2.35% ..........             6           214              -              -             -              -              -             -
2.40% ..........         5,302             -              -              -             -              -              -             -
2.45% ..........           128             -              -              -             -              -              -             -
2.50% ..........           185           746              -              -             -              -              -             -
2.55% ..........           452             -              -              -             -              -              -             -
2.60% ..........             -           760              -              -             -              -              -             -
2.65% ..........           150             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     738,986        46,764          7,191         23,914         1,817            611            677            53
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     169,589             -         52,502        724,164        15,216        102,487              -       528,886
1.00% ..........        88,912             -         16,263        287,767         2,873         45,842              -       212,352
1.05% ..........        17,685             -          2,963         49,137           489          5,572              -        46,935
1.10% ..........        22,572             -          7,032        192,301         3,302         19,902              -       124,236
1.15% ..........        25,803             -          9,584        114,055         1,033         14,576              -        82,061
1.20% ..........       125,344             -         33,585        375,452         2,089         49,623              -       337,980
1.25% ..........        19,444            33          1,515         55,392         1,966          6,137              -        44,055
1.30% ..........        15,450             -          4,362         66,513           528          8,407              -        76,642
1.35% ..........        28,332             -          4,037         91,198           573         17,388              -        74,442
1.40% ..........       114,304             -         46,600        512,553         7,189         58,961              -       332,516
1.45% ..........        60,904             -          8,057        224,393         2,296         70,078              -        90,821
1.50% ..........        24,919             -          3,263         51,071           554          5,182            266        30,108
1.55% ..........        33,304             -          7,838        237,236         2,715         29,929              -       140,409
1.60% ..........        33,520             -          4,528         98,571           797         15,217             23        56,753
1.65% ..........        39,200             -          3,191         68,608           656          8,019             99        28,970
1.70% ..........         4,504             -          1,478         27,836           680          4,400              -        41,578

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.75% ..........         8,917             -          1,822         39,611           773          7,834              -        32,620
1.80% ..........         8,329             -          1,402         28,368         1,021          4,692              -        23,495
1.85% ..........         5,467             -          1,103         62,092           968          7,749              -        31,251
1.90% ..........         1,363             -            834         11,953            32          2,174            105         6,274
1.95% ..........         1,874             -             83          7,827             -          2,385             22         3,299
2.00% ..........         4,263             -          1,169         33,841           264          6,606              -        16,356
2.05% ..........         3,822             -          2,565         37,467           553          2,769              -        12,786
2.10% ..........         1,228             -            168          3,989           259            254            154         2,604
2.15% ..........           527             -            184          6,239            21            710            276         4,901
2.20% ..........           494             -            205         14,179             -             71             14         2,526
2.25% ..........           380             -             13          3,317             -            534              -           404
2.30% ..........           292             -              -          6,463             -            678              -         2,152
2.35% ..........             -             -              -            136             -            111              -         1,402
2.40% ..........             3             -            110         15,347             -             21              -         4,008
2.45% ..........            38             -              -          2,354             -              -              -           103
2.50% ..........             -             -              -              -             -              -              -           380
2.55% ..........             -             -              -          1,258             -              -              -           295
2.60% ..........           921             -              -              -             -              -              -             -
2.65% ..........             -             -              -            313             -              -              -           110
2.70% ..........           266             -              -            129             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     861,970            33        216,456      3,451,130        46,847        498,308            959     2,393,710
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITGlFin1    GVITGlFin3     GVITGlHlth    GVITGlHlth3    GVITGlTech    GVITGlTech3     GVITGlUtl1    GVITGlUtl3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        27,516              -         63,614         7,406         40,534              -        22,516
1.00% ..........             -         8,570              -         28,055         4,909         32,966              -        11,867
1.05% ..........             -         2,450              -          4,134           274          2,327              -         2,558
1.10% ..........             -         4,445              -         13,053         3,108          8,650              -         2,065
1.15% ..........             -         3,341              -         12,737           930          4,673              -         4,515
1.20% ..........             -        10,663              -         30,134         5,132         18,356              -        13,387
1.25% ..........            549          758          1,173          3,022           973          2,516            781           597
1.30% ..........             -         1,795              -          4,609           346          5,657              -         2,061
1.35% ..........             -         2,725              -          5,270           350          2,693              -         1,553
1.40% ..........             -        17,374              -         40,327         7,501         25,643              -        15,359
1.45% ..........             -         2,538              -         28,157         2,679         52,669              -         5,376
1.50% ..........             -           741              -          8,630           710          1,896              -           645
1.55% ..........             -         5,691              -         25,512         3,765         23,176              -         8,242
1.60% ..........             -         4,000              -         10,351           839          8,540              -         3,746
1.65% ..........             -         1,870              -         11,855           332          4,660              -           836
1.70% ..........             -           813              -          3,087           381          4,485              -           875
1.75% ..........             -         1,846              -          7,127           266          3,918              -         1,182
1.80% ..........             -           823              -          5,732           313          2,697              -           318
1.85% ..........             -         1,124              -          3,014           699          4,644              -         1,125
1.90% ..........             -         1,121              -          1,492           144            586              -           298
1.95% ..........             -         1,652              -          4,242            12          1,313              -           735
2.00% ..........             -         1,067              -          4,342           222          2,657              -           539
2.05% ..........             -         1,173              -          4,980            44          2,161              -         1,543
2.10% ..........             -            32              -          1,503            19            433              -           186
2.15% ..........             -            12              -            250             -            813              -           154
2.20% ..........             -           112              -          2,014           201            401              -            49
2.25% ..........             -           237              -            561             -            333              -           463
2.30% ..........             -             -              -            410             -            536              -            76
2.35% ..........             -             -              -          1,447             -             55              -             -
2.40% ..........             -             -              -            135             -             36              -           146
2.45% ..........             -             -              -            262             -            331              -             -
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -            226             -             13              -            22
2.60% ..........             -            57              -          2,157             -              -              -             -
2.65% ..........             -             -              -             29             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
Totals ......... $         549       104,546          1,173        332,470        41,555        260,368            781       103,034
                 ============= ============= ============== ============== ============= ============== ============== =============

                     GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $   2,101,328             -        386,311        112,936       239,291        648,976        283,538       314,036
1.00% ..........       950,406             -        219,846         23,895        48,160        199,080         85,116        85,107
1.05% ..........       209,975             -         44,565          4,349        12,156         38,922          8,139        15,431
1.10% ..........       460,108             -         37,511         28,140        65,420        282,876        138,782       139,060

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.15% ..........       235,680             -         18,766         31,917        61,319        228,759        145,917        99,829
1.20% ..........       859,562             -         58,684         56,023       164,150        363,913        154,394       171,559
1.25% ..........       121,076             -         11,060         59,994        32,066        171,902         74,280        71,355
1.30% ..........       135,668             -         28,359          9,911        21,378         68,083         17,552        25,082
1.35% ..........       188,317             -          8,736         17,784        34,359         97,218         56,935        50,226
1.40% ..........     1,222,630             -         71,502         98,821       195,253        787,431        385,457       333,614
1.45% ..........       364,997             -         32,593         17,328        50,200        163,255         81,871        61,385
1.50% ..........       120,354        72,495          4,909         17,222        60,095        174,801         89,905       103,776
1.55% ..........       604,071             -         16,726         46,563       125,065        331,805        142,780       163,928
1.60% ..........       236,621        14,711          5,540         30,226       124,998        308,167        180,924       168,486
1.65% ..........       137,543        56,013          6,823         37,263        62,504        138,715         97,273        68,145
1.70% ..........        71,416             -          3,537          8,539        13,077         62,622         27,530        28,138
1.75% ..........       102,504        14,506          3,193         10,809        46,541        173,308         68,930        83,762
1.80% ..........        83,105         6,400          1,500         17,737         9,711         49,825         24,785        37,798
1.85% ..........        77,983             -          4,801         18,549        31,018        114,917         61,790        39,445
1.90% ..........        17,124         8,670            587          2,330           174         13,333         21,168         5,115
1.95% ..........        17,781        48,497             90         37,831        11,252         82,436         50,571        22,331
2.00% ..........        66,613           970          2,675          8,201        13,436         45,195         47,505        19,928
2.05% ..........        57,754        22,867            418         22,780        14,702         87,918         40,473        32,897
2.10% ..........         9,485        53,746             89          8,794        21,496         90,391         37,232        30,854
2.15% ..........         8,688         1,326            659          1,919         4,214         27,058         15,142        19,250
2.20% ..........         7,431        26,447            966         25,925         8,854         83,654         65,137        44,490
2.25% ..........         4,586             -            661          1,532         3,449         18,612          8,549         3,309
2.30% ..........         7,628             -             54          2,904           401          8,137         10,722         1,898
2.35% ..........            14           952             11            604           176          6,480          1,230           139
2.40% ..........         9,221             -              -          2,177         1,065         15,173         11,400         2,402
2.45% ..........         2,034         3,304            229          1,211            74          3,823          2,189         2,202
2.50% ..........             3         4,437              4             11           205         17,506          4,026        12,470
2.55% ..........           743             -              -            231             -          1,280          1,115             -
2.60% ..........           330         8,228              -         14,909         5,783          3,167         12,130        10,674
2.65% ..........           337             -              -             60            66            223            401            68
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -            218             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   8,493,116       343,569        971,405        779,425     1,482,108      4,908,961      2,455,106     2,268,189
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,130        12,048              -        454,777       239,545      1,804,833      1,728,475             -
1.00% ..........           659         2,036              -        206,313       102,159        743,017        962,918             -
1.05% ..........           430         1,031              -         41,399        18,225        190,499        147,852             -
1.10% ..........           316         3,223              -         88,522        53,907        295,711        225,242             -
1.15% ..........           478         2,752              -         47,396        26,827        154,006         77,307             -
1.20% ..........         1,062         8,836              -        215,710       151,926      1,202,944        277,705             -
1.25% ..........           423         1,277            587         23,493        17,225        112,022         55,335             -
1.30% ..........           580           505              -         37,885        34,433        168,674         50,395             -
1.35% ..........           383         2,361              -         46,970        19,367        207,628         51,360             -
1.40% ..........         2,799        12,742              -        288,699       169,325      1,276,293        481,012             -
1.45% ..........            90         4,343              -        108,794        91,650        593,251        233,455             -
1.50% ..........           143         1,645            192         24,303        20,271        174,080         48,944         8,504
1.55% ..........           944         4,144              -        121,417        65,170        523,525        141,551             -
1.60% ..........         1,374         6,012            548         40,325        30,386        224,554         48,227         1,873
1.65% ..........           140         2,415             83         24,642        15,332        155,657         44,512         4,678
1.70% ..........             -           769              -         11,423         8,144         81,632         25,023             -
1.75% ..........             -           339            335         21,908         6,616         74,915         14,020         1,659
1.80% ..........           184           899              -         10,070         9,616         53,848          9,831         1,161
1.85% ..........           418           768              -         15,678        13,808         83,684         22,733             -
1.90% ..........           135            21              6          3,117         4,844         18,135          5,640           767
1.95% ..........             -             -             42          5,447         2,143         32,075          4,460         2,280
2.00% ..........             -           294              -         11,559         8,299         42,279         10,357             -
2.05% ..........             -           671             39          5,250         6,757         37,585          6,098         2,424
2.10% ..........            12           263            146            878         1,740         38,704          2,957         2,302
2.15% ..........             -            22              -          4,690         2,365         10,242          3,063             -
2.20% ..........             -             -             26          1,726           793         24,030          2,931         5,048
2.25% ..........             -             -              -            481         1,511          1,921            645             -
2.30% ..........             -             -              -          4,402         1,025          4,157          1,140             -
2.35% ..........             -             -              -             57            27          1,303             57             -
2.40% ..........             -             -              -         10,356         2,026          1,019            334             -
2.45% ..........             -             -              -              -            57          2,548            449           567
2.50% ..........             -             -              -              -             -          1,208             57        14,624

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.55% ..........             -             -              -            933           220              2             21             -
2.60% ..........             -             -              -             44             -          1,244              -           378
2.65% ..........             -             -              -            234            47              -             26             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      13,700        69,416          2,004      1,878,898     1,125,786      8,337,225      4,684,132        46,265
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITLead     GVITLead3    GVITNStrVal    GVITSmCapGr  GVITSmCapGr2   GVITSmCapVal  GVITSmCapVal2    GVITSmComp
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        13,491         20,587        216,188             -      1,373,498              -       992,503
1.00% ..........             -         8,074          9,302         74,832             -        444,190              -       413,093
1.05% ..........             -           664          2,672         11,471             -         90,411              -        68,134
1.10% ..........             -         2,205            497         71,871             -        293,008              -       178,092
1.15% ..........             -         1,386            224         35,848             -        137,777              -        90,470
1.20% ..........             -         7,379          5,411        143,122             -        578,803              -       463,862
1.25% ..........            44         2,708            561         20,522             -         78,738              -        55,804
1.30% ..........             -         1,446          1,063         32,424             -         98,568              -        90,466
1.35% ..........             -         2,469            239         33,290             -        135,752              -        79,734
1.40% ..........             -        11,164          1,494        199,095             -        754,407              -       504,049
1.45% ..........             -         4,441          1,993         92,248             -        280,321              -       197,893
1.50% ..........             -           934          1,067         20,417         9,736         63,938         14,576        48,083
1.55% ..........             -         5,668            108         76,666             -        321,134              -       160,025
1.60% ..........             -         6,081              -         42,376           585        138,004          3,090        79,733
1.65% ..........             -         3,353            251         27,070         3,980         99,325          9,221        89,312
1.70% ..........             -           244              3         21,363             -         55,376              -        25,997
1.75% ..........             -             7              -         12,116         2,211         57,281          2,468        28,613
1.80% ..........             -           374             33         10,869           435         38,757            803        30,779
1.85% ..........             -            44            190         21,758             -         74,004              -        56,051
1.90% ..........             -             -             16          3,361           440         15,840          1,544         7,549
1.95% ..........             -            19              -          1,568         5,313         17,120          5,938         9,137
2.00% ..........             -            36             10         11,151            10         72,465            125        17,335
2.05% ..........             -         2,148              -          9,882         3,987         35,171          5,801        23,226
2.10% ..........             -             -              9          2,121         5,101          5,214          6,510         2,702
2.15% ..........             -             -              -          1,093           315          6,980          1,095         3,154
2.20% ..........             -            53              -          2,850         1,489         20,104          4,802         3,961
2.25% ..........             -            29              -            936             -          2,798              -         1,846
2.30% ..........             -             -              -            390             -          3,936              -         2,488
2.35% ..........             -             -              -            115           794            224             10             -
2.40% ..........             -            29              -            299             -          1,314              -         5,889
2.45% ..........             -             -              -              -           170          2,323              -             4
2.50% ..........             -             -              -              -             -              -             76           134
2.55% ..........             -             -              -              2             -            255              -           722
2.60% ..........             -             -              -              -           611              -            596             -
2.65% ..........             -             -              -             50             -             53              -           128
2.70% ..........             -             -              -              -             -              -              -           133
2.85% ..........             -             -              -              -             -             11              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $          44        74,446         45,730      1,197,364        35,177      5,297,100         56,655     3,731,101
                 ============= ============= ============== ============== ============= ============== ============== =============

                   GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -         1,646          3,003              -        59,679        514,703         86,007        15,484
1.00% ..........             -           664          2,691              -        40,842        208,848         36,964         7,638
1.05% ..........             -             6            343              -         2,131         46,734         10,451           785
1.10% ..........             -           393            545              -        18,074         83,393          8,234         2,151
1.15% ..........             -           243            202              -         7,992         42,474          2,762         2,072
1.20% ..........             -           681          1,825              -        34,663        227,173         23,122         5,671
1.25% ..........             -           115             48          1,813         3,406         28,050          4,324         1,113
1.30% ..........             -            16          2,596              -         8,140         43,442         12,012         3,957
1.35% ..........             -           219            442              -         6,309         48,561          3,306         2,390
1.40% ..........             -           675          3,441              -        47,431        321,737         24,351        10,284
1.45% ..........             -           304            525              -        30,207        110,223          8,931         4,419
1.50% ..........        16,166           254            554              -        15,868         46,084          1,395           456
1.55% ..........             -           474            576              -        20,136        101,420          6,922         4,232
1.60% ..........         8,201           100            328              -        13,351         50,515          2,019         1,315
1.65% ..........         4,531            53            442              -         7,453         48,607          2,206         1,421
1.70% ..........             -            32             70              -         4,060         18,843            247         1,828
1.75% ..........         3,636             -              -              -         7,567         24,303            557           437
1.80% ..........         4,565             -            138              -         3,882         14,075          2,519           527
1.85% ..........             -            88             30              -         3,365         14,990          2,352           637
1.90% ..........         4,838             -              4              -           876          5,751            165           378

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.95% ..........         8,110             -              -              -         4,093         18,704              9           222
2.00% ..........         2,271            12              8              -         8,663         10,402             61         4,391
2.05% ..........         7,620            98              -              -         3,777         23,238          1,350             -
2.10% ..........         6,880             -              -              -           751          9,156            323           122
2.15% ..........           450             -              -              -           384          6,319              -         1,917
2.20% ..........         8,635             -              -              -           200         13,369            897            53
2.25% ..........             -             -              -              -            44            297             12           297
2.30% ..........             -             -              -              -            69          3,258              -         3,666
2.35% ..........             -             2              1              -             -          1,036             19             -
2.40% ..........             -             -              -              -           339          4,447              -        10,157
2.45% ..........         1,875             -             73              -            71          2,834              -             -
2.50% ..........         1,464             -              -              -             -            878            157             -
2.55% ..........             -             -              -              -             -            292              -           539
2.60% ..........         2,317             -              -              -         1,195          3,943              -             -
2.65% ..........             -             -              -              -             -            110              -           209
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      81,559         6,075         17,885          1,813       355,018      2,098,209        241,674        88,768
                 ============= ============= ============== ============== ============= ============== ============== =============

                        JanBal      JanCapAp    JanGlTechS2      JanGlTech   JanIntGroS2      JanIntGro     JanRMgCore   JPMSTMidCap
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       464,971         39,002        120,948       110,791        251,452         10,110        12,935
1.00% ..........             -       221,526         15,279         65,243        34,380        130,592          1,460         5,641
1.05% ..........             -        31,812          3,204          8,875        10,678         13,755            157         1,171
1.10% ..........             -       101,978         13,311         19,552        45,081         54,509            186         1,842
1.15% ..........             -        53,811          6,324         11,304        21,191         30,261             49           874
1.20% ..........             -       369,854         31,415         86,135        91,742        217,209          6,461         8,590
1.25% ..........         1,049        46,431          8,490         10,845        18,989         21,827            104         1,040
1.30% ..........             -       108,217          4,733         16,968        12,227         38,187             22           656
1.35% ..........             -        54,577          7,376          7,633        22,183         17,224             51         1,303
1.40% ..........             -       575,193         42,248        146,943       108,797        281,339          8,631        12,485
1.45% ..........             -       341,750         17,144         92,951        48,950        198,239          1,770         4,543
1.50% ..........             -        63,246          3,539         19,141        11,819         43,064             56           347
1.55% ..........             -       153,366         17,732         25,141        33,121         60,316            957         2,998
1.60% ..........             -        66,792          6,777         11,591        26,921         23,093            797           516
1.65% ..........             -        79,242          9,533         15,756        22,216         25,186            573           601
1.70% ..........             -        34,421          6,218          4,991        20,147         15,106              4           306
1.75% ..........             -        18,031          1,977            872        10,226          5,616          1,184           245
1.80% ..........             -        24,376          3,163          2,972         6,538         13,604             46           368
1.85% ..........             -        26,727          2,591          2,743        10,524         14,705             29           378
1.90% ..........             -        15,898            746          2,972         4,202          3,097          1,054           128
1.95% ..........             -        15,730            226          2,285         2,419          4,810              -             5
2.00% ..........             -        13,495          2,276          1,810         3,725          8,426             49            24
2.05% ..........             -        11,795          1,879          3,314         6,805          3,737            194           737
2.10% ..........             -         2,851            341            757           729          1,928              1           269
2.15% ..........             -         4,121            718            310           191            405              -            78
2.20% ..........             -         3,071            198            772            84          2,356              -            68
2.25% ..........             -         1,181            238             38            25            481              7             3
2.30% ..........             -           151            177             15            33             62              -           440
2.35% ..........             -            52              5             16             -             27            180             -
2.40% ..........             -         1,314             31              -           112              -              -            10
2.45% ..........             -             8              -              4             -              8              -           192
2.50% ..........             -           700              -              -            37             80              -             -
2.55% ..........             -             -              -              -             -              -              -            13
2.60% ..........             -           832              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -           231              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       1,049     2,907,751        246,891        682,897       684,883      1,480,701         34,132        58,806
                 ============= ============= ============== ============== ============= ============== ============== =============

                   MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -              -              -             -              -        323,577        96,563
1.00% ..........             -             -              -              -             -              -        146,119        26,411
1.05% ..........             -             -              -              -             -              -         37,399         5,625
1.10% ..........             -             -              -              -             -              -         59,460        18,969
1.15% ..........             -             -              -              -             -              -         34,828         8,404
1.20% ..........             -             -              -              -             -              -        130,373        91,780
1.25% ..........           785             -              -            266           192              -         23,743         4,436
1.30% ..........             -             -              -              -             -              -         28,812         4,889

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.35% ..........             -             -              -              -             -              -         38,940        15,154
1.40% ..........             -             -              -              -             -              -        163,440        62,796
1.45% ..........             -             -              -              -             -              -         71,554        19,253
1.50% ..........             -        15,120          5,567          8,847         9,388          3,213         17,715        10,026
1.55% ..........             -             -              -              -             -              -         77,833        29,232
1.60% ..........             -         3,746          1,204          2,590         1,098             93         44,057        11,775
1.65% ..........             -        11,557          6,269         11,632         2,311          1,290         22,171         6,786
1.70% ..........             -             -              -              -             -              -         13,028         2,140
1.75% ..........             -         4,735          1,664          4,878           970            462         11,243         2,194
1.80% ..........             -         2,909            706            157             -              -          6,422         6,256
1.85% ..........             -             -              -              -             -              -         15,248         2,084
1.90% ..........             -         2,974          1,759          1,898           224            389          4,498           262
1.95% ..........             -         8,536          6,616          7,916         4,197          2,384          2,998           695
2.00% ..........             -         1,927             12          1,170           377              -         17,641           227
2.05% ..........             -         9,649          2,951          9,206         6,359          1,635         11,224         1,353
2.10% ..........             -         7,245          3,288          3,138         1,499          2,811          1,025         6,436
2.15% ..........             -           485            476          1,982           309            687          1,376             -
2.20% ..........             -         4,111          3,341          5,772         2,510          3,667          1,394         1,227
2.25% ..........             -             -              -              -             -              -             73             -
2.30% ..........             -             -              -              -             -              -            457             -
2.35% ..........             -           201            391          2,045             -          1,194              -            33
2.40% ..........             -             -              -              -             -              -             56             -
2.45% ..........             -           826            386            848           787              -              -             -
2.50% ..........             -         1,456          1,398            201           423            373              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -         2,840            127            720           142            637              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $         785        78,317         36,155         63,266        30,786         18,835      1,306,704       435,006
                 ============= ============= ============== ============== ============= ============== ============== =============

                     NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     462,602       418,457            551        594,125     1,293,083              -        340,931       420,820
1.00% ..........       221,236       238,125            689        280,872       542,703              -         96,807       107,254
1.05% ..........        37,671        43,902             30         48,280        85,242              -         13,154        18,566
1.10% ..........       110,881        49,848            297        153,227       353,678              -         93,766       135,418
1.15% ..........        47,707        15,490             56         55,775       184,051              -         61,619        73,922
1.20% ..........       248,770       133,790          1,142        242,676       590,304              -        199,413       329,908
1.25% ..........        35,410        13,664             22         47,933        97,629              -         22,841        45,958
1.30% ..........        44,965        16,995            244         56,050       120,649              -         34,455        59,617
1.35% ..........        38,106        20,840              9         37,250       147,064              -         52,751        81,712
1.40% ..........       329,184       146,703            823        335,167       778,129              -        296,072       372,553
1.45% ..........       199,098        71,028            135        210,798       350,202              -         75,760       119,207
1.50% ..........        32,813        10,132             18         40,414        87,679         27,432         40,184        36,751
1.55% ..........       117,519        73,718            122         87,902       338,342              -        112,131       148,726
1.60% ..........        52,832        15,929            121         36,197       163,092         10,967         65,005        77,078
1.65% ..........        41,770        21,931            121         60,327       144,553         14,493         43,894        84,797
1.70% ..........        21,757         6,714              1         33,788        78,593              -         14,106        25,521
1.75% ..........        21,635         4,378              -         10,331        53,098          7,587         25,996        30,713
1.80% ..........        11,243         6,597              -         14,813        48,212          9,009         21,768        36,047
1.85% ..........        12,884         3,527              -         21,102        83,350              -         30,718        22,391
1.90% ..........         7,236         1,195              -          5,559        17,524          3,737         10,435         8,943
1.95% ..........         4,333           152             14          5,901         9,829         16,230         12,803         9,635
2.00% ..........         6,692         3,317            259          8,174        42,513            495          6,072        13,723
2.05% ..........        12,561         4,300              -          5,885        38,734         13,183         19,264        22,757
2.10% ..........         2,868           276              5          2,066         3,687         10,877         10,914         1,759
2.15% ..........         1,788           169              -            357         4,807          1,269          1,918         1,248
2.20% ..........         4,976           850            344          3,537         7,487          8,914         10,995         2,299
2.25% ..........           503            72              -            421         2,833              -            121         1,140
2.30% ..........           106            36              -            131           668              -             70           336
2.35% ..........            89            26              -              3            95              -             60             -
2.40% ..........             3             -              -              5         2,585              -            241         1,094
2.45% ..........             -             -              -              -           591            294          1,873             -
2.50% ..........             -             -              -            112           437          6,108            438             8
2.55% ..........             -             -              -              -           454              -              -           502
2.60% ..........             -             -              -             72             -          3,819          2,859             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.65% ..........             9             -              -              9           415              -             54            73
2.70% ..........             -             -              -            512           108              -              -           126
2.85% ..........             -             -              -              -             -              -              -            11
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   2,129,247     1,322,161          5,003      2,399,771     5,672,420        134,414      1,719,488     2,290,613
                 ============= ============= ============== ============== ============= ============== ============== =============

                     OppGlSecS   OppHighIncS      OppMSFund     OppMSFundS   OppMSSmCapS    OppStratBdS      PVTGroInc        StOpp2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -        964,540              -             -              -              -       453,138
1.00% ..........             -             -        458,263              -             -              -              -       110,277
1.05% ..........             -             -         85,104              -             -              -              -        20,176
1.10% ..........             -             -        211,324              -             -              -              -       165,676
1.15% ..........             -             -        106,609              -             -              -              -       103,168
1.20% ..........             -             -        519,626              -             -              -              -       399,646
1.25% ..........             -           482         81,734              -           300              -             86        50,816
1.30% ..........             -             -        118,392              -             -              -              -        54,450
1.35% ..........             -             -        119,992              -             -              -              -        90,470
1.40% ..........             -             -        767,479              -             -              -              -       401,706
1.45% ..........             -             -        387,916              -             -              -              -       144,317
1.50% ..........        16,965             -         85,290         30,748             -         13,039              -        42,326
1.55% ..........             -             -        272,884              -             -              -              -       216,435
1.60% ..........        11,873             -        134,028          6,154             -         11,438              -        94,808
1.65% ..........         9,134             -         94,242         42,905             -         15,711              -        82,227
1.70% ..........             -             -         28,426              -             -              -              -        39,297
1.75% ..........         8,164             -         39,951          8,411             -          5,049              -        38,991
1.80% ..........         5,821             -         54,917          2,506             -          1,879              -        46,727
1.85% ..........             -             -         46,637              -             -              -              -        30,587
1.90% ..........         2,630             -         10,976          2,860             -          2,599              -         5,075
1.95% ..........        16,585             -          9,524          9,529             -         14,998              -        10,381
2.00% ..........           645             -         23,601          1,604             -             34              -        18,105
2.05% ..........        16,073             -         16,387         12,336             -          5,676              -        24,125
2.10% ..........        15,716             -          4,162         23,399             -         11,859              -         1,455
2.15% ..........         1,045             -          3,945            913             -          1,363              -         3,375
2.20% ..........        14,303             -          8,013         13,156             -          4,039              -         6,212
2.25% ..........             -             -          1,900              -             -              -              -         1,339
2.30% ..........             -             -          1,016              -             -              -              -           335
2.35% ..........           693             -            231            293             -            421              -             -
2.40% ..........             -             -          1,244              -             -              -              -         1,620
2.45% ..........         1,633             -            107            325             -          1,395              -           465
2.50% ..........           754             -            356            126             -            139              -           532
2.55% ..........             -             -              -              -             -              -              -           709
2.60% ..........         1,066             -          1,362          1,995             -          1,061              -         1,953
2.65% ..........             -             -             58              -             -              -              -            65
2.70% ..........             -             -              -              -             -              -              -           556
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     123,100           482      4,660,236        157,260           300         90,700             86     2,661,540
                 ============= ============= ============== ============== ============= ============== ============== =============

                  VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      10,136       147,050         15,214        109,941             -              -              -       150,983
1.00% ..........         3,598        69,090          9,129         40,749             -              -              -        50,830
1.05% ..........         1,676        12,382          1,576          7,717             -              -              -         9,486
1.10% ..........           727        13,582          1,052          9,268             -              -              -        19,958
1.15% ..........           459         4,185          2,008          6,004             -              -              -        13,026
1.20% ..........         4,452        68,110         11,886         55,696             -              -              -        85,408
1.25% ..........           961         8,106            158          3,354             -              -             23        11,249
1.30% ..........         2,438        10,550            844          2,997             -              -              -         6,767
1.35% ..........         1,284         9,195            689          5,733             -              -              -        10,734
1.40% ..........         8,613        70,058          8,115         46,302             -              -              -        84,197
1.45% ..........         2,856        30,345          3,209         18,027             -              -              -        23,021
1.50% ..........           316         6,668            118          1,801        40,450          5,633          1,130         7,332
1.55% ..........         1,656        15,990          2,203         14,401             -              -              -        32,542
1.60% ..........           807         6,889            144          4,429        21,441          3,411            484        27,238
1.65% ..........           950         8,077            608          5,217        40,195          3,650          1,585        10,661
1.70% ..........           439         2,028            274          1,533             -              -              -         3,483
1.75% ..........            73         1,741              9            712        20,076          3,459              -        13,754
1.80% ..........           430         3,020            391          1,773         7,992          2,891             26         3,095
1.85% ..........           784         2,096             96          1,419             -              -              -         9,916
1.90% ..........            43         2,157            248          1,148         9,885          2,205            638         3,234
1.95% ..........            18           422            113             21        45,984          7,150            584           381
2.00% ..........            24         1,971            415            912           415            790              -         5,620

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued         VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.05% ..........           319         1,984             24          1,243        36,977          6,914            141         4,408
2.10% ..........             -           269              -              -        44,367          5,531              -           224
2.15% ..........             -           227             23            109         5,359            565              -         1,229
2.20% ..........             -           474             28             34        32,953          7,607              -         2,024
2.25% ..........             -             -              -              -             -              -              -           155
2.30% ..........             -            26          1,006             31             -              -              -            61
2.35% ..........             -             -              -              -         2,661            560              -             -
2.40% ..........             -             -            191            177             -              -              -           649
2.45% ..........             -             -              -              -         3,494            742            135           263
2.50% ..........             -             -              -              -         2,759            184              -             -
2.55% ..........             -             -              4             12             -              -              -             -
2.60% ..........             -             -              -              -        10,211            130              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      43,059       496,692         59,775        340,760       325,219         51,422          4,746       591,928
                 ============= ============= ============== ============== ============= ============== ============== =============

                     VKMidCapG   VKUSRealEst     VicDivrStk      VicInvQBd    VicSmCoOpp      WRAsStrat          WRBal         WRBnd
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      37,739       755,823          5,403              -           954        196,550        184,418       197,255
1.00% ..........        14,742       240,690          4,896              -           725          3,599          2,342         3,560
1.05% ..........         3,272        47,166            530              -             -          2,220          2,817         5,329
1.10% ..........         8,942       137,519         17,397              -           454        241,514        161,496       183,293
1.15% ..........         6,953        83,868          5,720              -         1,810        124,314         92,032        84,244
1.20% ..........        46,710       366,460         35,562          8,325         5,707          9,203          5,038         7,029
1.25% ..........         4,913        41,723          5,913             62           194         17,061         15,828        17,659
1.30% ..........         4,672        50,124            719              -            56          2,728          1,888         3,221
1.35% ..........        13,869        66,323            283              -             -          9,013          4,213         4,775
1.40% ..........        41,545       473,850         11,939              -         1,339        382,840        307,298       343,576
1.45% ..........        19,626       125,910         90,184              -         4,388         46,395         35,837        26,643
1.50% ..........        12,371        51,260          1,108            199           240         18,607          9,054        19,200
1.55% ..........        13,119       216,954         39,256              -         5,410        321,188        224,515       230,281
1.60% ..........         3,372       105,982          7,734              -         1,962        157,175         99,608       101,189
1.65% ..........        23,008        67,211          2,873            242           357         23,428         17,710        15,763
1.70% ..........         1,666        20,746          3,207              -           106         16,652         15,664        20,134
1.75% ..........         5,906        44,110          8,468              -             -          2,441          9,408         4,990
1.80% ..........         5,488        24,352            579              -             -         11,408         11,637         6,086
1.85% ..........         3,635        51,273          1,317              -             -         46,750         25,204        30,368
1.90% ..........           606        11,832            197              -             -          8,595          6,182         5,853
1.95% ..........           582        21,717              -              -             -         15,575          7,836        14,103
2.00% ..........           319        31,019            805              -           140         26,187         17,661        13,889
2.05% ..........         3,346        32,053          5,852              -           654         10,728          8,418         5,660
2.10% ..........           343        17,814              -              -             -          3,190          1,375         1,334
2.15% ..........            34         8,697          4,131              -             -          1,480            316            18
2.20% ..........         2,389        24,227              -              -             -             72            601           701
2.25% ..........             9         3,379              -              -             -          3,370          1,366         3,209
2.30% ..........             -         7,729              -              -             -            430            380           313
2.35% ..........             -         1,166              -              -             -              -             69             -
2.40% ..........             3        17,364              -              -             -          7,016          1,650             -
2.45% ..........             -         4,330              -              -             -          2,122              -         6,238
2.50% ..........             -         1,645              -              -             -             32              -             2
2.55% ..........             -         1,490              -              -             -              -              -             -
2.60% ..........             -         2,506              -              -             -              -              -             -
2.65% ..........             -           526              -              -             -              -              -             -
2.70% ..........             -           511              -              -             -              -              -             -
2.85% ..........             -            12              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     279,179     3,159,361        254,073          8,828        24,496      1,711,883      1,271,861     1,355,915
                 ============= ============= ============== ============== ============= ============== ============== =============

                      WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     375,066         4,003        466,277        134,008         1,785         71,454         73,460           867
1.00% ..........         5,378             -          7,020          1,075             -            329          1,681             1
1.05% ..........         7,244           100          9,767          4,354            26          1,465          1,917            37
1.10% ..........       454,840         4,352        567,922        177,465         5,096        105,674         83,537         1,667
1.15% ..........       170,358         1,937        233,390         83,062         2,022         44,064         47,381           409
1.20% ..........        11,404            61         16,207          4,611            67          3,339          2,588            73
1.25% ..........        33,855           115         41,290         18,007         2,571          7,513          7,733             -
1.30% ..........         3,331           119          5,241          2,275            51            440          2,959            54
1.35% ..........        13,362           117         16,335          3,114            45          2,448          1,970            19
1.40% ..........       841,148         4,688      1,069,474        208,105         5,341        221,044        139,514         1,402

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.45% ..........        94,772           697        137,177         20,718         1,278         17,959         23,527           713
1.50% ..........        29,573           485         44,231          8,487           147          9,865          9,184            11
1.55% ..........       577,348         6,062        707,524        164,801         5,690        140,778         77,119         1,799
1.60% ..........       281,483         3,154        353,526         88,119         2,276        101,798         60,388           609
1.65% ..........        53,147         1,146         74,773          8,073           132          7,720          7,722           141
1.70% ..........        38,641            50         55,508         10,867             -         11,710          8,520            36
1.75% ..........         5,850            51         14,395          5,919            61          1,543          1,656             -
1.80% ..........        25,089           350         35,724          5,785             4          8,409          5,543             8
1.85% ..........        92,757           193        110,482         21,688           294         17,468         23,047             1
1.90% ..........        18,881           442         24,278          3,565             -          3,393          2,573             -
1.95% ..........        35,555            31         36,027         12,149             8          7,530          2,314            26
2.00% ..........        51,228           587         74,115         13,614           248         16,962          9,889           567
2.05% ..........        16,503           187         24,850          6,589            51          2,255          3,590            25
2.10% ..........         7,241             -          7,761          1,299             -          1,285          2,424             -
2.15% ..........           650             -          2,209              -           134            360            120             -
2.20% ..........           770             -             63             68             -              -            121             -
2.25% ..........         8,886             -         11,221          2,314             -          3,656          3,825             -
2.30% ..........         1,923             -          6,005            148             -            942            668             -
2.35% ..........            31             -             30              -             -              -              -             -
2.40% ..........         2,720             -          2,723              -             -            321            142             -
2.45% ..........            61             -              -             60             -             67            103             -
2.50% ..........            37             -             25             32             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   3,259,132        28,927      4,155,570      1,010,371        27,327        811,791        605,215         8,465
                 ============= ============= ============== ============== ============= ============== ============== =============

                        WRMMkt     WRMortSec     WRRealEstS      WRSciTech       WRSmCap       WRSmCpVal       WRValue
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
0.95% .......... $      33,107           322            782        152,155       199,471          2,071        163,303
1.00% ..........         1,811             8             14            478         1,117              1            177
1.05% ..........         1,323             -             50          2,736         3,274            173          2,071
1.10% ..........        32,349         1,112          2,581        202,113       267,489          4,187        268,391
1.15% ..........        16,320           316            894         75,308       115,728          2,096        110,652
1.20% ..........         1,141            12             18          7,057         8,750             92          6,690
1.25% ..........         5,080            31             67          6,639        15,693            162         18,165
1.30% ..........           557            33            371            943           831             56          4,020
1.35% ..........         1,558            26             37          5,967         9,548             32          8,278
1.40% ..........        84,808         1,566          2,555        335,677       515,696          5,511        336,251
1.45% ..........        22,010           109            532         26,807        38,903            778         42,919
1.50% ..........         3,460            56            104         13,982        21,089            472         16,319
1.55% ..........        51,526         1,374          4,426        293,340       391,281          6,772        300,915
1.60% ..........        30,731           119            675        155,533       195,158          2,765        187,209
1.65% ..........         7,559           130            150         10,933        15,922            353         27,056
1.70% ..........         6,857             -              8         11,164        21,305              4         14,879
1.75% ..........           879             -             14          2,143         2,246            141          4,824
1.80% ..........         4,361           124            130          8,296        14,359            222         17,528
1.85% ..........        14,966            72             96         39,116        49,786            287         51,030
1.90% ..........         4,845             -              -          5,049         7,451              -          7,800
1.95% ..........         2,985             5              1         17,896        16,057             35         22,228
2.00% ..........         7,977             -            141         18,283        33,124            328         36,162
2.05% ..........         1,094             -            187          8,589         5,814            136         15,566
2.10% ..........           964             -              -          1,305         2,695              -          2,298
2.15% ..........             -             -              -          1,185         1,407             19            695
2.20% ..........           144             -              -             29            86              -            739
2.25% ..........         2,282             -              -          2,600         6,217              -          3,051
2.30% ..........           286             -              -            533         1,269              -            886
2.35% ..........             -             -              -              -             -              -            119
2.40% ..........           105             -              -          2,004         1,731              -          2,156
2.45% ..........             -             -              -          1,021            69              -          1,105
2.50% ..........             -             -              -              6             7              -              -
2.55% ..........             -             -              -              -             -              -              -
2.60% ..........             -             -              -              -             -              -              -
2.65% ..........             -             -              -              -             -              -              -
2.70% ..........             -             -              -              -             -              -              -
2.85% ..........             -             -              -              -             -              -              -
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
  Totals ....... $     341,085         5,415         13,833      1,408,887     1,963,573         26,693      1,673,482
                 ============= ============= ============== ============== ============= ============== ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $225,076,609 and $624,241,668, respectively, and total transfers from the Account to the fixed account were $121,886,830 and $238,528,658, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $1,206,157 and $5,270,796 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $19,108,673 and $29,575,901 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
AIM VIF - Balanced Fund - Series I Shares
     2004 ....................  0.95% to 2.05%       75,617  $ 10.11 to  9.76  $       755,714     1.41%    6.50% to   5.37%
     2003 ....................  0.95% to 2.05%       78,940     9.49 to  9.26          743,430     2.46%   15.26% to  13.96%
     2002 ....................  0.95% to 1.55%       45,020     8.18 to  8.24          369,841     5.12%  -18.39% to -17.89%
AIM VIF - Basic Value Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      771,896    10.86 to 10.54        8,311,060     0.00%    9.18% to   7.96%
     2003 ....................  1.50% to 2.60%      741,502     9.95 to  9.76        7,338,132     0.00%   31.29% to  29.83%
     2002 ....................  1.50% to 2.60%      298,956     7.52 to  7.58        2,260,202     0.00%  -24.80% to -24.23% (a) (b)
AIM VIF - Blue Chip - Series I Shares
     2004 ....................  0.95% to 2.05%       50,444     9.40 to  9.08          469,043     0.12%    3.68% to   2.58%
     2003 ....................  0.95% to 2.05%       40,180     9.07 to  8.85          360,974     0.00%   23.96% to  22.55%
     2002 ....................  0.95% to 1.55%       21,069     7.27 to  7.32          153,752     0.00%  -27.31% to -26.86%
AIM VIF - Capital Appreciation Fund - Series I Shares
     2004 ....................  0.95% to 1.75%       17,219    10.46 to  6.98          177,635     0.00%    5.61% to   4.83%
     2003 ....................  0.95% to 1.75%       11,432     9.91 to  6.66          111,852     0.00%   28.29% to  27.23%
     2002 ....................  0.95% to 1.10%        3,915     7.71 to  7.72           30,215     0.00%  -25.19% to -25.08%
AIM VIF - Capital Appreciation Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      155,396    10.57 to 10.26        1,626,691     0.00%    4.74% to   3.57%
     2003 ....................  1.50% to 2.60%      173,419    10.09 to  9.90        1,739,753     0.00%   27.25% to  25.83%
     2002 ....................  1.50% to 2.50%       62,716     7.88 to  7.93          495,921     0.00%  -21.25% to -20.71% (a) (b)
AIM VIF - Capital Development Fund - Series II Shares
     2004 ....................  1.50% to 2.05%        7,363    11.04 to 11.00           81,205     0.00%   10.37% to   9.96% (a) (b)
AIM VIF - Core Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       15,351    11.07 to 10.86          167,088     1.01%    7.93% to   7.28%
     2003 ....................  0.95% to 1.55%       14,504    10.25 to 10.12          147,046     1.27%   23.24% to  22.49%
     2002 ....................  0.95% to 1.55%        7,344     8.26 to  8.32           60,743     0.72%  -16.89% to -16.39%
AIM VIF - Premier Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       51,837     9.05 to  8.88          463,546     0.47%    4.77% to   4.13%
     2003 ....................  0.95% to 1.55%       49,765     8.64 to  8.53          426,173     0.32%   23.89% to  23.14%
     2002 ....................  0.95% to 1.55%       46,242     6.93 to  6.98          321,013     0.78%  -31.34% to -30.92%
AIM VIF - Premier Equity Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      195,246     9.83 to  9.54        1,901,148     0.32%    3.91% to   2.75%
     2003 ....................  1.50% to 2.60%      191,437     9.46 to  9.28        1,800,438     0.32%   22.96% to  21.59%
     2002 ....................  1.50% to 2.45%       75,225     7.64 to  7.69          576,910     0.61%  -23.57% to -23.07% (a) (b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
     2004 ....................  1.50% to 2.60%      416,687    11.23 to 10.90        4,641,616     0.76%    9.55% to   8.33%
     2003 ....................  1.50% to 2.60%      371,825    10.25 to 10.06        3,793,585     0.79%   30.20% to  28.75%
     2002 ....................  1.50% to 2.60%       82,504     7.81 to  7.87          647,929     0.00%  -21.85% to -21.26% (a) (b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
     2004 ....................  1.50% to 2.60%      400,843    10.14 to  9.85        4,033,313     0.00%    6.72% to   5.53%
     2003 ....................  1.50% to 2.60%      414,836     9.51 to  9.33        3,923,210     0.00%   21.52% to  20.16%
     2002 ....................  1.50% to 2.60%      126,001     7.76 to  7.82          983,078     0.00%  -22.36% to -21.77% (a) (b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
     2004 ....................  1.50% to 2.60%      485,953    13.44 to 13.05        6,469,324     0.08%   17.29% to  15.98%
     2003 ....................  1.50% to 2.60%      498,772    11.46 to 11.25        5,681,552     0.55%   38.78% to  37.23%
     2002 ....................  1.50% to 2.60%      153,160     8.20 to  8.26        1,261,226     0.00%  -18.04% to -17.42% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
American Century VP - Income & Growth Fund - Class I
     2004 ....................  0.95% to 2.70%   18,762,735  $ 14.07 to  9.55  $   251,068,433     1.42%   11.92% to  10.03%
     2003 ....................  0.95% to 2.70%   20,993,443    12.58 to  8.68      251,721,267     1.19%   28.13% to  25.85%
     2002 ....................  0.95% to 2.25%   20,008,742     6.71 to  9.81      188,588,661     1.10%  -21.61% to -20.14%
     2001 ....................  0.95% to 2.25%   20,431,056     8.05 to 12.29      243,703,532     0.83%  -10.68% to  -9.23%
     2000 ....................  0.95% to 1.90%   17,654,096     9.56 to 13.54      234,021,547     0.49%  -12.22% to  -9.39% (b)
American Century VP - Income & Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      453,009    11.57 to 11.22        5,192,683     1.13%   10.89% to  9.65%
     2003 ....................  1.50% to 2.60%      440,628    10.43 to 10.24        4,569,235     0.91%   27.25% to  25.83%
     2002 ....................  1.50% to 2.60%      157,252     8.13 to  8.20        1,284,778     0.00%  -18.65% to -18.04% (a) (b)
American Century VP - Inflation Protection - Class II
     2004 ....................  0.95% to 2.60%    5,298,678    10.75 to 10.45       56,958,290     3.57%    4.81% to   3.06%
     2003 ....................  0.95% to 2.25%    1,685,537    10.26 to 10.33       17,335,412     1.22%    2.58% to   1.69% (a) (b)
American Century VP - International Fund - Class I
     2004 ....................  0.95% to 2.30%    9,350,630    12.34 to  9.27      112,520,318     0.55%   13.83% to  12.37%
     2003 ....................  0.95% to 2.30%   10,982,643    10.84 to  8.25      116,204,136     0.73%   23.33% to  21.60%
     2002 ....................  0.95% to 2.20%   13,652,082     6.70 to  8.88      117,330,400     0.94%  -22.38% to -21.13%
     2001 ....................  0.95% to 2.20%   19,760,892     8.60 to 11.28      215,444,041     0.09%  -31.02% to -29.85%
     2000 ....................  0.95% to 2.00%   18,957,858    12.46 to 16.10      296,162,940     0.12%  -18.48% to -14.62% (b)
American Century VP - International Fund - Class III
     2004 ....................  0.95% to 2.60%    5,939,570    11.34 to 10.84       66,874,494     0.57%   13.99% to  12.18%
     2003 ....................  0.95% to 2.60%    5,738,677     9.94 to  9.66       56,813,017     0.67%   23.33% to  21.23%
     2002 ....................  0.95% to 2.25%    4,339,185     7.97 to  8.06       34,923,433     0.00%  -20.30% to -19.36% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.60%    1,635,491    10.83 to 10.36       17,586,065     0.00%    9.62% to   7.87%
     2003 ....................  0.95% to 2.70%    1,599,480     9.88 to  9.59       15,711,387     0.00%   23.71% to  21.51%
     2002 ....................  0.95% to 2.25%      427,070     7.89 to  7.99        3,401,279     0.45%  -21.11% to -20.13% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      314,693    10.63 to 10.32        3,322,592     0.00%    8.93% to   7.72%
     2003 ....................  1.50% to 2.60%      318,356     9.76 to  9.58        3,093,529     0.00%   22.93% to  21.55%
     2002 ....................  1.50% to 2.60%       84,098     7.88 to  7.94          665,893     0.15%  -21.20% to -20.61% (a) (b)
American Century VP - Value Fund - Class I
     2004 ....................  0.95% to 2.65%   31,066,593    17.19 to 14.62      540,444,037     0.98%   13.25% to  11.41%
     2003 ....................  0.95% to 2.65%   31,663,303    15.18 to 13.13      487,322,945     0.94%   27.73% to  25.55%
     2002 ....................  0.95% to 2.25%   30,662,966     9.53 to 12.65      370,626,062     0.88%  -14.98% to -13.45%
     2001 ....................  0.95% to 2.25%   22,460,603    11.16 to 14.65      315,105,611     0.68%    9.91% to  11.74%
     2000 ....................  0.95% to 1.90%    7,758,903    10.16 to 13.15       97,089,073     0.73%   15.91% to  18.56% (b)
   American Century VP - Value Fund - Class II
     2004 ....................  1.50% to 2.60%      736,549    12.29 to 11.93        8,984,780     0.83%   12.46% to  11.21%
     2003 ....................  1.50% to 2.60%      732,705    10.93 to 10.73        7,970,560     0.67%   26.88% to  25.47%
     2002 ....................  1.50% to 2.60%      276,263     8.55 to  8.62        2,374,430     0.00%  -14.48% to -13.84% (a) (b)
BB&T VIF - Capital Manager Equity Fund
     2004 ....................  0.95% to 1.75%      179,516    10.95 to 10.68        1,938,845     0.76%   10.85% to  10.03%
     2003 ....................  0.95% to 1.75%      160,093     9.88 to  9.70        1,566,829     0.39%   24.28% to  23.25%
     2002 ....................  0.95% to 1.70%      141,508     7.88 to  7.95        1,118,486     0.32%  -22.59% to -22.00%
BB&T VIF - Large Cap Value Fund
     2004 ....................  0.95% to 2.00%      357,885    11.11 to 10.75        3,937,384     1.79%   12.10% to  11.00%
     2003 ....................  0.95% to 2.00%      322,683     9.91 to  9.68        3,177,031     1.93%   22.45% to  21.11%
     2002 ....................  0.95% to 1.70%      173,232     8.02 to  8.09        1,397,651     1.85%  -21.01% to -20.41%
BB&T VIF - Large Company Growth Fund
     2004 ....................  0.95% to 2.05%      203,835     9.41 to  9.08        1,889,640     0.44%    4.62% to   3.52%
     2003 ....................  0.95% to 2.05%      186,382     9.00 to  8.77        1,658,565     0.00%   26.81% to  25.36%
     2002 ....................  0.95% to 1.70%      106,392     7.02 to  7.09          750,507     0.00%  -31.82% to -31.13%
BB&T VIF - Mid Cap Growth Fund
     2004 ....................  0.95% to 2.05%      232,570    13.05 to 12.61        2,998,507     0.00%   16.08% to  14.89%
     2003 ....................  0.95% to 2.05%      183,955    11.24 to 10.98        2,052,428     0.00%   35.27% to  33.75%
     2002 ....................  0.95% to 1.65%      126,777     8.22 to  8.31        1,048,811     0.00%  -21.50% to -20.76%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2004 ....................  0.95% to 1.65%      369,551    10.65 to 12.59        3,985,920     0.00%   16.87% to  16.04%
     2003 ....................  0.95% to 1.65%      447,652     9.11 to 10.85        4,142,199     0.00%   46.26% to  45.22%
     2002 ....................  0.95% to 1.65%      572,102     6.20 to  7.65        3,626,422     0.00%  -35.25% to -34.78%
     2001 ....................  0.95% to 1.65%      881,184     9.51 to 11.75        8,573,915     0.00%  -29.82% to -29.32%
     2000 ....................  0.95% to 1.65%    1,111,278    13.47 to 16.64       15,252,909     0.00%  -20.27% to -19.71%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Credit Suisse Trust - International Focus Portfolio
     2004 ....................  0.95% to 1.65%      921,733  $ 10.07 to 11.28  $     9,327,288     0.93%   13.65% to  12.85%
     2003 ....................  0.95% to 1.65%    1,056,590     8.86 to 10.00        9,407,868     0.43%   31.83% to  30.90%
     2002 ....................  0.95% to 1.65%    1,294,997     6.69 to  7.82        8,745,981     0.00%  -21.23% to -20.67%
     2001 ....................  0.95% to 1.65%    1,823,262     8.44 to  9.88       15,534,586     0.00%  -23.57% to -23.02%
     2000 ....................  0.95% to 1.65%    2,118,432    10.97 to 12.85       23,458,299     0.45%  -27.11% to -26.60%
Credit Suisse Trust - Large Cap Value Portfolio
     2004 ....................  0.95% to 2.30%    1,103,928    13.62 to 10.82       15,004,067     0.52%   10.29% to   8.86%
     2003 ....................  0.95% to 2.30%    1,221,166    12.35 to  9.94       15,061,157     0.70%   23.98% to  22.24%
     2002 ....................  0.95% to 1.85%    1,401,028     7.47 to 10.22       13,953,162     0.91%  -24.91% to -23.83%
     2001 ....................  0.95% to 1.85%    1,671,364     9.90 to 13.44       21,865,632     0.00%   -1.35% to  -0.02%
     2000 ....................  0.95% to 1.85%    1,602,464     9.98 to 13.46       20,989,398     1.11%    6.96% to  13.89% (b)
Dreyfus Emerging Leaders Fund - Service Shares
     2004 ....................  1.50% to 2.60%      126,077    12.53 to 12.16        1,562,984     0.00%   12.48% to  11.22%
     2003 ....................  1.50% to 2.60%      122,126    11.14 to 10.93        1,350,550     0.00%   44.96% to  43.34%
     2002 ....................  1.50% to 2.35%       38,847     7.64 to  7.68          297,477     0.00%  -23.62% to -23.17% (a) (b)
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
     2004 ....................  0.95% to 2.45%    5,300,317    12.57 to 12.07       66,154,517     0.43%   20.73% to  19.03%
     2003 ....................  0.95% to 2.40%    3,945,170    10.41 to 10.15       40,884,829     0.25%   36.47% to  34.45%
     2002 ....................  0.95% to 2.05%    1,223,668     7.55 to  7.63        9,310,674     0.28%  -24.49% to -23.74% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
     2004 ....................  1.50% to 2.60%       44,270     9.73 to  9.44          425,727     0.17%    4.35% to   3.19%
     2003 ....................  1.50% to 2.60%       36,008     9.32 to  9.15          333,031     0.00%   23.87% to  22.49%
     2002 ....................  1.50% to 2.60%       12,952     7.47 to  7.53           97,212     0.03%  -25.29% to -24.73% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., The
     2004 ....................  0.95% to 2.70%   13,226,882    10.49 to  7.14      134,949,800     0.38%    5.20% to   3.41%
     2003 ....................  0.95% to 2.70%   14,356,877     9.97 to  6.91      139,619,825     0.11%   24.81% to  22.55%
     2002 ....................  0.95% to 2.25%   15,948,771     5.41 to  7.99      124,666,691     0.20%  -30.97% to -29.62%
     2001 ....................  0.95% to 2.25%   19,487,708     7.79 to 11.35      217,233,733     0.06%  -24.80% to -23.32%
     2000 ....................  0.95% to 2.00%   19,733,997    10.33 to 14.80      288,435,533     1.03%  -12.80% to -11.10% (b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
     2004 ....................  0.95% to 2.65%   85,102,726    13.14 to  8.92    1,065,918,982     1.75%    9.59% to   7.79%
     2003 ....................  0.95% to 2.65%   92,185,602    11.99 to  8.28    1,056,735,132     1.42%   27.15% to  24.95%
     2002 ....................  0.95% to 2.25%   95,354,292     5.89 to  9.43      864,619,920     1.33%  -24.49% to -23.10%
     2001 ....................  0.95% to 2.25%   99,494,839     7.77 to 12.27    1,183,396,916     1.08%  -14.51% to -13.02%
     2000 ....................  0.95% to 2.00%   90,529,551     9.60 to 14.10    1,249,785,744     1.03%  -10.95% to  -8.73% (b)
Dreyfus VIF - Appreciation Portfolio - Initial Shares
     2004 ....................  0.95% to 2.60%   12,838,264    13.29 to  9.08      162,001,508     1.58%    4.05% to   2.38%
     2003 ....................  0.95% to 2.65%   14,368,474    12.77 to  8.84      174,630,642     1.38%   20.02% to  17.94%
     2002 ....................  0.95% to 2.25%   14,518,204     7.04 to 10.64      147,581,762     1.12%  -18.97% to -17.51%
     2001 ....................  0.95% to 2.25%   14,326,910     8.65 to 12.90      178,390,661     0.86%  -11.54% to -10.18%
     2000 ....................  0.95% to 1.95%   12,683,936     9.91 to 14.36      178,274,135     0.68%   -2.57% to  -1.59% (a)
Dreyfus VIF - Appreciation Portfolio - Service Shares
     2004 ....................  1.50% to 2.60%      365,410    10.27 to  9.97        3,716,756     1.44%    3.22% to   2.07%
     2003 ....................  1.50% to 2.60%      345,131     9.95 to  9.77        3,413,604     1.64%   19.02% to  17.69%
     2002 ....................  1.50% to 2.50%      120,876     8.30 to  8.36        1,007,673     1.83%  -16.96% to -16.39% (a) (b)
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     2004 ....................  0.95% to 1.85%       39,370    12.29 to 10.72          445,804     0.21%   10.28% to   9.37%
     2003 ....................  0.95% to 1.85%       36,181    11.14 to  9.80          371,156     0.03%   30.44% to  29.23%
     2002 ....................  0.95% to 1.40%       27,276     7.59 to  8.54          210,757     0.04%  -20.65% to -19.89%
Dreyfus VIF - International Value Portfolio - Initial Shares
     2004 ....................  0.95% to 1.55%       31,294    14.03 to 13.76          434,279     1.08%   18.88% to  18.16%
     2003 ....................  0.95% to 1.55%       32,213    11.80 to 11.65          377,382     1.47%   35.06% to  34.24%
     2002 ....................  0.95% to 1.55%        8,057     8.68 to  8.74           70,197     1.70%  -13.59% to -13.06%
Federated IS - American Leaders Fund II - Service Shares
     2004 ....................  1.50% to 2.60%       67,408    10.90 to 10.58          727,827     1.23%    7.86% to   6.65%
     2003 ....................  1.50% to 2.60%       62,971    10.11 to  9.92          632,955     0.90%   25.41% to  24.01%
     2002 ....................  1.50% to 2.20%       16,666     8.02 to  8.06          134,110     0.00%  -19.78% to -19.40% (a) (b)
Federated IS - Capital Appreciation Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      121,303    10.47 to 10.16        1,258,078     0.49%    5.50% to   4.33%
     2003 ....................  1.50% to 2.60%      127,784     9.93 to  9.74        1,260,625     0.35%   22.02% to  20.66%
     2002 ....................  1.50% to 2.60%       54,725     8.08 to  8.14          444,085     0.00%  -19.25% to -18.64% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Federated IS - High Income Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      501,358  $ 12.50 to 12.13  $     6,200,535     7.42%    8.51% to   7.30%
     2003 ....................  1.50% to 2.60%      594,118    11.52 to 11.30        6,802,892     4.65%   19.97% to  18.63%
     2002 ....................  1.50% to 2.60%      118,039     9.53 to  9.60        1,130,291     0.00%   -4.71% to  -3.99% (a) (b)
Federated IS - Quality Bond Fund II - Primary Shares
     2004 ....................  0.95% to 2.70%   27,791,514    13.22 to 11.87      360,649,435     4.24%    2.64% to   0.84%
     2003 ....................  0.95% to 2.70%   33,400,483    12.88 to 11.78      423,435,511     3.57%    3.65% to   1.86%
     2002 ....................  0.95% to 2.25%   33,983,812    11.56 to 12.43      416,870,120     2.89%    6.38% to   8.27%
     2001 ....................  0.95% to 2.25%   20,337,003    10.94 to 11.48      231,280,234     1.56%    5.41% to   6.98%
     2000 ....................  0.95% to 1.90%    6,068,734    10.42 to 10.73       64,748,537     0.42%    8.36% to   9.68% (b)
Federated IS - Quality Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%    1,034,363    11.18 to 10.85       11,460,780     4.09%    1.77% to   0.63%
     2003 ....................  1.50% to 2.60%    1,158,034    10.98 to 10.78       12,646,527     3.11%    2.87% to   1.72%
     2002 ....................  1.50% to 2.60%      393,660    10.59 to 10.67        4,192,600     0.00%    5.95% to   6.74% (a) (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   63,110,573    14.18 to 11.22      891,838,209     1.45%   10.32% to   8.52%
     2003 ....................  0.95% to 2.65%   64,919,984    12.86 to 10.34      833,502,241     1.53%   28.98% to  26.76%
     2002 ....................  0.95% to 2.25%   60,212,580     7.41 to 10.24      600,903,507     1.61%  -19.24% to -17.79%
     2001 ....................  0.95% to 2.25%   54,589,794     9.12 to 12.48      665,304,573     1.40%   -7.60% to  -6.00%
     2000 ....................  0.95% to 1.90%   39,698,766     9.90 to 13.31      515,176,445     1.36%    6.37% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,470,503    11.48 to 11.14       16,742,355     1.39%    9.57% to   8.34%
     2003 ....................  1.50% to 2.60%    1,453,838    10.48 to 10.28       15,156,305     0.93%   28.08% to  26.65%
     2002 ....................  1.50% to 2.60%      443,769     8.12 to  8.18        3,622,751     0.00%  -18.80% to -18.19% (a) (b)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   51,970,948    12.57 to  7.87      613,327,993     0.17%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   58,941,283    12.29 to  7.83      683,298,017     0.18%   31.52% to  29.22%
     2002 ....................  0.95% to 2.20%   60,318,635     5.87 to  9.35      534,138,053     0.15%  -32.14% to -30.86%
     2001 ....................  0.95% to 2.20%   69,067,055     8.59 to 13.52      892,510,436     0.00%  -19.96% to -18.51%
     2000 ....................  0.95% to 1.95%   64,931,577    10.75 to 16.59    1,041,161,720     0.07%  -14.41% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      622,916     9.86 to  9.57        6,092,705     0.13%    1.58% to   0.44%
     2003 ....................  1.50% to 2.60%      619,256     9.71 to  9.53        5,981,099     0.08%   30.55% to  29.10%
     2002 ....................  1.50% to 2.60%      202,676     7.38 to  7.44        1,504,242     0.00%  -26.18% to -25.62% (a) (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   28,067,837     9.61 to  8.92      277,897,270     7.77%    8.43% to   6.63%
     2003 ....................  0.95% to 2.65%   35,327,848     8.86 to  8.37      323,732,284     5.77%   25.76% to  23.70%
     2002 ....................  0.95% to 2.25%   26,938,971     6.37 to  7.69      195,766,587     9.64%    0.83% to   2.63%
     2001 ....................  0.95% to 2.20%   25,533,687     6.29 to  7.51      179,983,516    13.15%  -14.04% to -12.74%
     2000 ....................  0.95% to 1.90%   21,554,542     7.33 to  8.62      172,868,705     6.89%  -24.08% to -22.41% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    5,309,091    12.25 to 10.21       65,783,903     1.09%   12.41% to  11.05%
     2003 ....................  0.95% to 2.25%    6,173,912    10.90 to  9.19       68,125,249     0.74%   41.85% to  39.95%
     2002 ....................  0.95% to 2.20%    7,674,047     6.17 to  8.42       59,763,768     0.79%  -22.25% to -21.10%
     2001 ....................  0.95% to 2.20%   10,843,987     7.92 to 10.69      107,319,995     5.59%  -23.21% to -22.03%
     2000 ....................  0.95% to 1.90%    9,861,467    10.34 to 13.73      124,962,270     1.34%  -20.68% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
     2004 ....................  1.50% to 2.60%      708,262    12.13 to 11.78        8,510,693     1.00%   11.62% to  10.37%
     2003 ....................  1.50% to 2.60%      646,592    10.87 to 10.67        6,988,652     0.53%   40.86% to  39.28%
     2002 ....................  1.50% to 2.60%      202,377     7.66 to  7.72        1,557,719     0.00%  -23.40% to -22.82% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
     2004 ....................  0.95% to 2.65%    6,862,770    12.36 to 11.80       84,243,034     0.94%   12.42% to  10.61%
     2003 ....................  0.95% to 2.70%    5,106,033    10.99 to 10.66       55,922,783     0.48%   41.89% to  39.35%
     2002 ....................  0.95% to 2.25%    2,316,895     7.65 to  7.75       17,918,637     0.00%  -23.48% to -22.52% (a) (b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
     2004 ....................  0.95% to 2.85%   47,949,091    16.47 to 11.31      767,936,500     0.24%   14.24% to  12.15%
     2003 ....................  0.95% to 2.85%   46,557,635    14.41 to 10.08      654,671,016     0.33%   27.13% to  24.71%
     2002 ....................  0.95% to 2.40%   45,313,610     6.92 to 11.34      503,327,033     0.72%  -12.03% to -10.29%
     2001 ....................  0.95% to 2.25%   44,175,712     7.82 to 12.64      551,070,400     0.67%  -14.60% to -13.20%
     2000 ....................  0.95% to 2.00%   42,190,841    10.31 to 14.56      609,378,308     0.30%   -8.88% to  -7.60% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,246,619  $ 12.36 to 11.99  $    15,271,569     0.21%   13.43% to  12.17%
     2003 ....................  1.50% to 2.60%    1,168,158    10.89 to 10.69       12,657,188     0.16%   26.27% to  24.87%
     2002 ....................  1.50% to 2.60%      337,942     8.56 to  8.63        2,907,598     0.00%  -14.39% to -13.74% (a) (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    2,891,195    10.49 to 11.15       30,798,680     2.94%    3.33% to   1.99%
     2003 ....................  0.95% to 2.05%    1,077,164    10.15 to 10.97       11,207,437     0.00%    1.53% to   0.80% (a) (b)
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
     2004 ....................  0.95% to 2.35%    9,323,234     9.69 to  6.93       88,133,135     0.48%    6.04% to   4.61%
     2003 ....................  0.95% to 2.35%   10,741,094     9.14 to  6.62       95,964,919     0.62%   28.43% to  26.61%
     2002 ....................  0.95% to 2.20%   12,480,171     5.09 to  7.12       86,958,330     0.95%  -23.86% to -22.66%
     2001 ....................  0.95% to 2.20%   15,069,734     6.67 to  9.20      136,159,773     0.25%  -16.62% to -15.26%
     2000 ....................  0.95% to 1.95%   16,526,979     8.02 to 10.86      177,419,391     1.25%  -18.66% to -15.47% (b)
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      741,487    14.33 to 13.91       10,528,591     0.00%   22.79% to  21.42%
     2003 ....................  1.50% to 2.60%      656,982    11.67 to 11.45        7,623,045     0.15%   36.18% to  34.66%
     2002 ....................  1.50% to 2.60%      211,852     8.50 to  8.57        1,810,462     0.00%  -14.95% to -14.31% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
     2004 ....................  0.95% to 2.65%    4,540,152    13.17 to 12.58       59,295,063     0.00%   12.90% to  11.09%
     2003 ....................  0.95% to 2.65%    4,151,781    11.66 to 11.32       48,179,536     0.00%   56.29% to  53.62%
     2002 ....................  0.95% to 2.20%      897,365     7.37 to  7.46        6,681,297     0.00%  -26.30% to -25.38% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      226,885    13.00 to 12.62        2,923,757     0.00%   12.13% to  10.88%
     2003 ....................  1.50% to 2.60%      182,049    11.60 to 11.38        2,099,853     0.00%   55.01% to  53.28%
     2002 ....................  1.50% to 2.60%       59,983     7.42 to  7.48          447,622     0.00%  -25.75% to -25.19% (a) (b)
First Horizon Capital Appreciation Portfolio
     2004 ....................  0.95% to 2.00%       41,705    13.88 to 13.40          569,994     0.00%   10.19% to   9.02%
     2003 ....................  0.95% to 2.00%       39,589    12.60 to 12.29          492,966     0.00%   40.93% to  39.44%
     2002 ....................  0.95% to 2.00%       21,602     8.81 to  8.94          191,806     0.00%  -20.25% to -19.40%
     2001 ....................  0.95% to 2.00%          748    11.05 to 11.09            8,286     0.00%   10.50% to  10.88% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        14.04               701,963     0.00%        11.25%
     2003 ....................      0.00%            50,000        12.62               631,000     0.00%        42.28%
     2002 ....................      0.00%            50,000         8.87               443,500     0.00%       -18.62%
     2001 ....................      0.00%            50,000        10.90               545,000     0.00%         9.00%       (a) (b)
First Horizon Core Equity Portfolio
     2004 ....................  0.95% to 2.00%      179,886    10.01 to  9.66        1,776,697     0.70%    4.48% to   3.37%
     2003 ....................  0.95% to 2.00%      191,003     9.58 to  9.34        1,812,845     0.24%   27.38% to  26.03%
     2002 ....................  0.95% to 2.00%      140,512     7.41 to  7.52        1,051,904     0.37%  -27.59% to -26.81%
     2001 ....................  0.95% to 2.00%       10,994    10.24 to 10.27          112,875     0.15%    2.38% to   2.73% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        10.09               504,531     0.70%         5.48%
     2003 ....................      0.00%            50,000         9.57               478,333     0.24%        28.60%
     2002 ....................      0.00%            50,000         7.44               371,962     0.37%       -26.11%
     2001 ....................      0.00%            50,000        10.07               503,392     0.15%         0.70%       (a) (b)
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
     2004 ....................     1.25%             42,724        11.23               479,896     0.18%         9.61%
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
     2004 ....................      1.25%            17,859        13.05               233,070     0.04%        22.20%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
     2004 ....................      1.25%             8,344        12.51               104,377     1.47%        17.05%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
     2004 ....................      1.25%             3,590        11.38                40,840     0.00%        13.76%       (a) (b)
Gartmore GVIT Comstock Value Fund - Class I
     2004 ....................  0.95% to 2.60%    8,373,849    11.77 to  9.09       97,664,621     1.30%   16.38% to  14.55%
     2003 ....................  0.95% to 2.70%    5,371,018    10.11 to  7.90       53,809,350     1.27%   30.19% to  27.86%
     2002 ....................  0.95% to 2.25%    4,287,245     5.91 to  7.91       33,188,223     1.31%  -27.24% to -25.86%
     2001 ....................  0.95% to 2.10%    4,369,756     8.09 to 10.70       45,828,137     1.35%  -14.24% to -12.99%
     2000 ....................  0.95% to 1.80%    4,254,272     9.46 to 12.33       51,284,501     0.99%  -14.80% to -11.47% (a)
Gartmore GVIT Dreyfus International Value Fund - Class II
     2004 ....................     1.25%                336        12.92                 4,341     2.07%        18.50%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Dreyfus International Value Fund - Class III
     2004 ....................  0.95% to 2.40%    2,138,241  $ 16.47 to 16.09  $    35,083,705     1.85%   19.12% to  17.51%
     2003 ....................  0.95% to 2.15%      458,485    13.73 to 13.62        6,285,255     0.00%   37.29% to  36.25% (a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
     2004 ....................  0.95% to 2.70%   15,860,940    18.71 to 15.33      308,684,977     0.54%   14.63% to  12.71%
     2003 ....................  0.95% to 2.70%   15,398,869    16.32 to 13.60      262,026,841     0.44%   33.37% to  31.02%
     2002 ....................  0.95% to 2.25%   14,362,198     8.84 to 13.65      183,719,797     0.39%  -17.61% to -16.11%
     2001 ....................  0.95% to 2.25%   10,642,272    10.68 to 16.30      162,769,286     0.49%   -3.99% to  -2.25%
     2000 ....................  0.95% to 1.90%    5,685,234    12.94 to 16.70       88,889,726     0.70%   10.70% to  14.12% (a)
Gartmore GVIT Emerging Markets Fund - Class I
     2004 ....................  0.95% to 2.15%      284,119    13.42 to 10.97        3,633,362     0.85%   19.60% to  18.31%
     2003 ....................  0.95% to 2.15%      406,653    11.22 to  9.27        4,356,168     0.55%   63.70% to  61.73%
     2002 ....................  0.95% to 2.05%      515,037     5.71 to  6.85        3,389,175     0.22%  -17.20% to -16.04%
     2001 ....................  0.95% to 1.85%      688,788     6.90 to  8.16        5,327,512     0.47%   -7.52% to  -6.09%
     2000 ....................  0.95% to 1.40%       12,616     7.47 to  8.69          104,867     0.00%  -13.29% to -13.08% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class III
     2004 ....................  0.95% to 2.35%    3,106,247    14.73 to 14.19       45,429,179     1.04%   19.61% to  18.08%
     2003 ....................  0.95% to 2.40%    2,849,141    12.31 to 12.01       34,902,010     0.47%   63.65% to  61.26%
     2002 ....................  0.95% to 2.25%    1,318,331     7.45 to  7.52        9,892,328     0.36%  -25.50% to -24.76% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class VI
     2004 ....................  1.50% to 2.20%       13,294    11.74 to 11.68          155,709     1.69%   17.39% to  16.84% (a) (b)
Gartmore GVIT Federated High Income Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   16,155,881    13.85 to 11.65      216,070,644     6.95%    9.05% to   7.24%
     2003 ....................  0.95% to 2.50%   16,524,655    12.70 to 10.94      203,364,646     7.83%   21.11% to  19.28%
     2002 ....................  0.95% to 2.20%   13,477,703     8.90 to 10.49      137,551,122     8.60%    0.65% to   2.24%
     2001 ....................  0.95% to 2.20%    9,462,395     8.82 to 10.26       95,231,351    10.09%    1.53% to   3.22%
     2000 ....................  0.95% to 1.80%    5,607,801     8.71 to  9.94       55,267,328    10.25%   -9.92% to  -8.24% (b)
Gartmore GVIT Global Financial Services Fund - Class I
     2004 ....................      1.25%             3,093        14.34                44,349     1.54%        19.48%
     2003 ....................      1.25%             2,686        12.00                32,234     0.46%        39.69%
Gartmore GVIT Global Financial Services Fund - Class III
     2004 ....................  0.95% to 2.60%      614,645    14.86 to 14.17        9,063,639     1.77%   19.98% to  18.11%
     2003 ....................  0.95% to 2.60%      444,314    12.39 to 11.99        5,474,639     0.55%   40.12% to  37.82%
     2002 ....................  0.95% to 2.00%      268,594     8.71 to  8.84        2,369,793     0.15%  -12.86% to -11.58% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class I
     2004 ....................      1.25%             8,804        11.89               104,685     0.00%         6.51%
     2003 ....................      1.25%               580        11.16                 6,475     0.00%        34.99%
Gartmore GVIT Global Health Sciences Fund - Class III
     2004 ....................  0.95% to 2.65%    2,433,103    12.25 to 11.65       29,522,923     0.00%    6.82% to   5.06%
     2003 ....................  0.95% to 2.65%    1,751,103    11.47 to 11.09       19,957,282     0.00%   35.47% to  33.19%
     2002 ....................  0.95% to 2.60%      966,515     8.33 to  8.47        8,156,119     0.00%  -16.73% to -15.34% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class I
     2004 ....................  0.95% to 2.20%      997,831     3.07 to  3.57        3,219,904     0.00%    3.32% to   2.08%
     2003 ....................  0.95% to 2.20%    1,232,090     2.97 to  3.50        3,847,558     0.00%   53.76% to  51.78%
     2002 ....................  0.95% to 2.20%    1,513,650     1.88 to  2.35        3,100,271     0.66%  -44.20% to -43.33%
     2001 ....................  0.95% to 2.20%    2,521,408     3.35 to  4.19        9,096,947     0.00%  -44.30% to -43.27%
     2000 ....................  0.95% to 1.70%      873,079     5.99 to  7.45        5,540,292     0.00%  -40.14% to -39.96% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class III
     2004 ....................  0.95% to 2.40%    1,321,233    11.34 to 10.90       14,861,753     0.00%    3.29% to   1.84%
     2003 ....................  0.95% to 2.55%    2,165,513    10.98 to 10.68       23,644,482     0.00%   53.72% to  51.25%
     2002 ....................  0.95% to 2.20%      511,430     7.07 to  7.14        3,648,433     0.40%  -29.32% to -28.56% (a) (b)
Gartmore GVIT Global Utilities Fund - Class I
     2004 ....................      1.25%             5,693        13.54                77,075     1.27%        28.34%
     2003 ....................      1.25%             5,169        10.55                54,526     0.52%        22.50%
Gartmore GVIT Global Utilities Fund - Class III
     2004 ....................  0.95% to 2.55%    1,576,428    12.60 to 12.01       19,709,923     1.30%   28.71% to  26.76%
     2003 ....................  0.95% to 2.55%      303,185     9.79 to  9.48        2,946,757     0.64%   22.99% to  21.00%
     2002 ....................  0.95% to 2.05%       97,862     7.84 to  7.96          775,686     1.27%  -21.58% to -20.43% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Government Bond Fund - Class I
     2004 ....................  0.95% to 2.60%   48,795,618  $ 14.24 to 11.79  $   649,792,719     5.35%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   61,425,031    13.92 to 11.69      801,670,591     3.35%    1.03% to  -0.67%
     2002 ....................  0.95% to 2.25%   77,981,271    11.77 to 13.78    1,011,348,469     4.58%    8.08% to   9.93%
     2001 ....................  0.95% to 2.25%   51,441,846    10.89 to 12.53      614,717,734     5.32%    4.45% to   6.23%
     2000 ....................  0.95% to 1.80%   30,078,962    10.46 to 11.80      345,720,403     5.66%   10.52% to  11.49% (b)
Gartmore GVIT Government Bond Fund - Class II
     2004 ....................  1.50% to 2.60%    1,628,935    10.92 to 10.60       17,636,604     5.11%    1.47% to   0.33%
     2003 ....................  1.50% to 2.60%    1,961,425    10.76 to 10.56       20,998,616     3.98%    0.24% to  -0.88%
     2002 ....................  1.50% to 2.60%      945,128    10.66 to 10.74       10,126,255     2.83%    6.58% to   7.38% (a) (b)
Gartmore GVIT Growth Fund - Class I
     2004 ....................  0.95% to 2.50%   12,847,793     7.11 to  4.83       88,536,579     0.31%    7.13% to   5.52%
     2003 ....................  0.95% to 2.50%   14,947,044     6.64 to  4.58       96,289,796     0.02%   31.48% to  29.39%
     2002 ....................  0.95% to 2.05%   16,188,470     3.42 to  5.05       79,642,219     0.00%  -30.60% to -29.40%
     2001 ....................  0.95% to 1.90%   19,812,385     4.93 to  7.15      138,671,512     0.00%  -30.07% to -28.82%
     2000 ....................  0.95% to 1.90%   23,423,007     7.00 to 10.05      232,073,777     0.19%  -27.85% to -25.96% (b)
Gartmore GVIT ID Aggressive Fund - Class II
     2004 ....................  0.95% to 2.65%    5,429,388    12.18 to 11.58       65,348,850     1.69%   12.94% to  11.10%
     2003 ....................  0.95% to 2.65%    4,049,277    10.79 to 10.43       43,273,923     1.41%   30.62% to  28.37%
     2002 ....................  0.95% to 2.60%    1,544,512     8.10 to  8.26       12,699,362     1.09%  -19.92% to -17.42% (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   10,005,688    11.04 to 10.50      109,291,782     2.33%    3.66% to   1.91%
     2003 ....................  0.95% to 2.65%   10,506,818    10.65 to 10.30      111,096,410     2.82%    6.88% to   5.06%
     2002 ....................  0.95% to 2.60%    6,278,984     9.80 to  9.96       62,335,100     2.54%   -1.97% to  -0.39% (a) (b)
Gartmore GVIT ID Moderate Fund - Class II
     2004 ....................  0.95% to 2.65%   35,448,745    11.69 to 11.12      409,682,246     2.05%    8.50% to   6.70%
     2003 ....................  0.95% to 2.65%   28,925,404    10.77 to 10.42      309,210,666     1.90%   18.91% to  16.88%
     2002 ....................  0.95% to 2.60%   13,348,727     8.91 to  9.06      120,505,145     1.68%  -11.18% to  -9.41% (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
     2004 ....................  0.95% to 2.85%   18,307,486    11.99 to 11.34      216,903,970     1.80%   11.03% to   8.98%
     2003 ....................  0.95% to 2.85%   13,776,564    10.80 to 10.40      147,557,142     1.48%   25.44% to  23.04%
     2002 ....................  0.95% to 2.60%    5,730,817     8.45 to  8.61       49,131,920     1.32%  -16.08% to -13.89% (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   15,686,074    11.42 to 10.86      177,228,363     2.25%    6.14% to   4.37%
     2003 ....................  0.95% to 2.65%   14,393,258    10.76 to 10.41      153,730,145     2.39%   12.62% to  10.70%
     2002 ....................  0.95% to 2.60%    7,262,378     9.40 to  9.56       69,158,135     2.11%   -5.96% to  -4.43% (a) (b)
Gartmore GVIT International Growth Fund - Class I
     2004 ....................  0.95% to 2.10%      158,756     7.45 to  6.58        1,138,344     0.76%   13.11% to  11.91%
     2003 ....................  0.95% to 2.10%      187,653     6.59 to  5.86        1,193,370     0.00%   34.34% to  32.58%
     2002 ....................  0.95% to 1.85%      227,163     4.43 to  4.90        1,078,351     0.00%  -25.80% to -24.83%
     2001 ....................  0.95% to 1.90%      250,125     5.97 to  6.52        1,585,220     0.25%  -30.28% to -29.33%
     2000 ....................  0.95% to 1.45%       43,902     8.58 to  9.23          403,432     0.00%   -7.93% to  -7.71% (a) (b)
Gartmore GVIT International Growth Fund - Class III
     2004 ....................  0.95% to 2.15%      665,501    11.82 to 11.44        7,803,470     1.00%   13.27% to  12.01%
     2003 ....................  0.95% to 2.05%      441,368    10.44 to 10.24        4,580,456     0.00%   34.05% to  32.56%
     2002 ....................  0.95% to 2.05%      195,852     7.72 to  7.79        1,521,407     0.00%  -22.76% to -22.14% (a) (b)
Gartmore GVIT International Value Fund - Class VI
     2004 ....................  1.50% to 2.20%       28,799    11.47 to 11.42          329,969     0.49%   14.72% to  14.18% (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
     2004 ....................  0.95% to 2.65%   14,529,688    11.17 to  9.27      158,341,735     1.94%    7.46% to   5.67%
     2003 ....................  0.95% to 2.65%   15,489,907    10.39 to  8.77      157,300,998     1.73%   17.29% to  15.28%
     2002 ....................  0.95% to 2.20%   14,568,854     7.44 to  8.86      126,552,438     2.20%  -14.67% to -13.15%
     2001 ....................  0.95% to 2.20%   13,426,670     8.68 to 10.20      135,233,293     2.33%   -5.92% to  -4.59%
     2000 ....................  0.95% to 1.80%    9,840,209     9.27 to 10.69      104,552,157     2.82%   -2.31% to  -1.29% (a)
Gartmore GVIT Mid Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    7,830,003    12.13 to  9.29       96,860,973     0.00%   14.24% to  12.37%
     2003 ....................  0.95% to 2.65%    8,921,111    10.62 to  8.26       96,911,423     0.00%   38.81% to  36.38%
     2002 ....................  0.95% to 2.25%    8,014,482     3.21 to  8.32       62,837,582     0.00%  -38.83% to -37.61%
     2001 ....................  0.95% to 2.05%    9,802,628     8.27 to 13.35      123,698,577     0.00%  -32.22% to -30.98%
     2000 ....................  0.95% to 2.00%    9,594,512    12.15 to 19.37      175,055,203     0.00%  -23.46% to -16.18% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Money Market Fund - Class I
     2004 ....................  0.95% to 2.60%   47,255,568  $ 11.73 to  9.89  $   533,222,860     0.88%   -0.15% to  -1.81%
     2003 ....................  0.95% to 2.60%   61,044,850    11.75 to 10.07      691,344,651     0.67%   -0.33% to  -1.99%
     2002 ....................  0.95% to 2.60%   98,379,110    10.27 to 11.79    1,120,076,990     1.18%   -1.31% to   0.25%
     2001 ....................  0.95% to 2.25%  117,529,505    10.50 to 11.76    1,332,823,895     3.10%    1.13% to   2.61%
     2000 ....................  0.95% to 1.90%   72,240,743    10.61 to 12.52      807,445,540     5.12%    3.68% to   5.02%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.65%   35,853,013    12.08 to  9.13      427,878,572     1.23%    8.71% to   6.91%
     2003 ....................  0.95% to 2.65%   40,667,472    11.11 to  8.54      447,026,775     0.54%   26.30% to  24.12%
     2002 ....................  0.95% to 2.25%   43,675,677     6.55 to  8.80      380,932,564     0.85%  -19.47% to -18.14%
     2001 ....................  0.95% to 2.25%   48,260,088     8.11 to 10.75      515,465,142     0.75%  -14.10% to -12.66%
     2000 ....................  0.95% to 1.80%   45,824,390     9.46 to 12.30      562,349,517     0.65%   -3.87% to  -0.48% (b)
Gartmore GVIT Nationwide/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      228,367    10.92 to 10.59        2,461,950     1.03%    7.89% to  6.69%
     2003 ....................  1.50% to 2.60%      243,662    10.12 to  9.93        2,445,831     0.47%   25.33% to  23.93%
     2002 ....................  1.50% to 2.60%       95,189     8.01 to  8.07          767,177     0.76%  -19.88% to -19.27% (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
     2004 ....................      1.25%               311        12.17                 3,786     0.38%         17.31%
     2003 ....................      1.25%               337        10.38                 3,497     0.22%         23.82%
     2002 ....................      1.25%               355         8.38                 2,975     0.54%        -16.18%      (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
     2004 ....................  0.95% to 2.25%      517,620    13.40 to 12.90        6,878,568     0.39%   17.64% to  16.19%
     2003 ....................  0.95% to 2.40%      555,773    11.39 to 11.07        6,293,400     0.20%   24.40% to  22.57%
     2002 ....................  0.95% to 2.20%      675,300     9.03 to  9.16        6,165,014     1.34%   -9.72% to  -8.43% (a) (b)
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
     2003 ....................  0.95% to 2.10%    1,255,626    10.06 to  9.75       13,203,244     0.03%   37.49% to  35.87%
     2002 ....................  0.95% to 1.80%    1,421,331     6.29 to  9.39       10,832,478     0.03%  -26.99% to -26.07%
     2001 ....................  0.95% to 1.80%    1,814,381     8.58 to 12.72       18,783,461     0.48%   -5.30% to  -4.18%
     2000 ....................  0.95% to 1.80%    2,045,136     9.03 to 13.29       22,067,980     1.00%    5.68% to   7.80% (b)
Gartmore GVIT Small Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    6,907,587    14.75 to 13.37      100,140,193     0.00%   12.34% to  10.48%
     2003 ....................  0.95% to 2.65%    7,921,776    13.13 to 12.10      102,531,773     0.00%   32.99% to  30.67%
     2002 ....................  0.95% to 2.25%    7,239,678     4.39 to  9.87       70,683,692     0.00%  -35.14% to -33.92%
     2001 ....................  0.95% to 2.20%    7,019,483    14.37 to 14.94      104,113,801     0.00%  -13.15% to -11.69%
     2000 ....................  0.95% to 2.00%    4,035,275    16.55 to 16.92       68,033,571     0.00%  -22.63% to -16.96% (a)
Initial Funding by Depositor
     2000 ....................      0.00%           100,000        17.19             1,718,630     0.00%        -16.17%
Gartmore GVIT Small Cap Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      205,976    10.57 to 10.26        2,160,538     0.00%   11.47% to  10.23%
     2003 ....................  1.50% to 2.60%      206,299     9.49 to  9.31        1,946,808     0.00%   32.05% to  30.58%
     2002 ....................  1.50% to 2.60%       62,244     7.13 to  7.18          446,027     0.00%  -28.70% to -28.16% (a) (b)
Gartmore GVIT Small Cap Value Fund - Class I
     2004 ....................  0.95% to 2.85%   18,902,563    21.77 to 19.99      470,375,470     0.00%   16.18% to  14.10%
     2003 ....................  0.95% to 2.85%   20,424,000    18.73 to 17.52      437,227,841     0.00%   55.37% to  52.38%
     2002 ....................  0.95% to 2.40%   20,923,018     9.81 to 16.47      287,510,313     0.01%  -29.29% to -27.86%
     2001 ....................  0.95% to 2.25%   20,396,752    13.77 to 22.87      383,267,849     0.04%   24.96% to  27.05%
     2000 ....................  0.95% to 1.90%    9,836,911    12.77 to 18.03      139,794,131     0.00%    9.21% to  10.86%
Gartmore GVIT Small Cap Value Fund - Class II
     2004 ....................  1.50% to 2.60%      288,728    12.62 to 12.25        3,616,650     0.00%   15.24% to  13.96%
     2003 ....................  1.50% to 2.60%      271,345    10.95 to 10.75        2,957,361     0.00%   54.10% to  52.39%
     2002 ....................  1.50% to 2.60%       91,515     7.05 to  7.11          648,541     0.00%  -29.47% to -28.93% (a) (b)
Gartmore GVIT Small Company Fund - Class I
     2004 ....................  0.95% to 2.70%   17,198,697    18.44 to 17.47      348,300,700     0.00%   17.89% to  15.93%
     2003 ....................  0.95% to 2.70%   18,060,444    15.64 to 15.07      310,330,135     0.00%   39.67% to  37.22%
     2002 ....................  0.95% to 2.25%   17,985,000     7.39 to 14.03      220,913,252     0.00%  -19.60% to -18.11%
     2001 ....................  0.95% to 2.25%   17,761,358     9.15 to 17.16      264,333,775     0.11%   -9.27% to  -7.60%
     2000 ....................  0.95% to 1.90%   14,358,242    14.75 to 18.60      227,088,913     0.03%    0.42% to   7.87% (a)
Gartmore GVIT Small Company Fund - Class II
     2004 ....................  1.50% to 2.60%      386,685    12.67 to 12.30        4,856,465     0.00%   17.00% to  15.70%
     2003 ....................  1.50% to 2.60%      389,998    10.83 to 10.63        4,200,161     0.00%   38.51% to  36.96%
     2002 ....................  1.50% to 2.60%      153,778     7.76 to  7.82        1,199,574     0.00%  -22.38% to -21.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Turner Growth Focus Fund - Class I
     2003 ....................  0.95% to 2.35%      559,208  $  3.23 to  2.86  $     1,760,628     0.00%   49.53% to  47.37%
     2002 ....................  0.95% to 1.90%      750,449     1.94 to  2.16        1,580,486     0.00%  -44.37% to -43.40%
     2001 ....................  0.95% to 1.90%    1,938,798     3.49 to  3.82        7,191,214     0.00%  -40.83% to -39.61%
     2000 ....................  0.95% to 1.50%      302,210     5.91 to  6.33        1,883,451     0.00%  -36.87% to -36.70% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class III
     2003 ....................  0.95% to 2.45%      471,588    11.19 to 10.90        5,254,060     0.00%   49.05% to  46.81%
     2002 ....................  0.95% to 1.90%      131,153     7.43 to  7.51          982,915     0.00%  -25.70% to -24.94% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class I
     2004 ....................       1.25%           17,830        13.60               242,559     0.00%         11.00%
     2003 ....................       1.25%              575        12.26                 7,047     0.00%         50.24%
Gartmore GVIT U.S. Growth Leaders Fund - Class III
     2004 ....................  0.95% to 2.60%    1,936,359    12.63 to 12.02       24,247,683     0.00%   11.38% to   9.52%
     2003 ....................  0.95% to 2.60%    3,766,233    11.34 to 10.98       42,432,617     0.00%   50.95% to  48.44%
     2002 ....................  0.95% to 2.60%      525,137     7.40 to  7.51        3,932,114     0.00%  -26.04% to -24.87% (a) (b)
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   12,983,235    13.86 to 12.34      177,337,309     4.89%    5.52% to   3.74%
     2003 ....................  0.95% to 2.60%   13,033,009    13.13 to 12.00      169,204,066     5.36%   11.05% to   9.20%
     2002 ....................  0.95% to 2.60%   13,884,968    10.89 to 11.96      163,062,295     5.45%    4.42% to   6.19%
     2001 ....................  0.95% to 2.20%   11,028,888    10.39 to 11.29      122,424,789     5.69%    1.81% to   3.19%
     2000 ....................  0.95% to 1.80%    8,741,582    10.27 to 10.97       94,348,851     6.46%    3.82% to   4.96% (b)
Gartmore GVIT Worldwide Leaders Fund - Class I
     2004 ....................  0.95% to 2.50%    1,993,649    11.57 to  8.76       22,767,882     0.00%   14.57% to  12.87%
     2003 ....................  0.95% to 2.50%    2,305,470    10.01 to  7.76       23,018,222     0.00%   34.77% to  32.61%
     2002 ....................  0.95% to 2.20%    3,092,482     5.54 to  7.63       22,647,345     1.21%  -27.44% to -26.10%
     2001 ....................  0.95% to 2.20%    3,514,002     7.59 to 10.34       35,384,282     1.76%  -20.84% to -19.59%
     2000 ....................  0.95% to 1.90%    3,553,915     9.62 to 12.87       44,601,063     0.91%  -13.89% to -11.79% (b)
Gartmore GVIT Worldwide Leaders Fund - Class III
     2004 ....................  0.95% to 2.40%      448,762    15.58 to 15.22        6,962,507     0.00%   14.57% to  12.99%
     2003 ....................  0.95% to 2.65%      430,617    13.60 to 13.45        5,839,397     0.00%   35.99% to  34.50% (a) (b)
Janus AS - Balanced Portfolio - Service Shares
     2004 ....................       1.25%            7,867        11.03                86,775     3.56%          6.94%
     2003 ....................       1.25%            1,744        10.31                17,988     0.00%          3.14%      (a) (b)
Janus AS - Capital Appreciation Portfolio - Service Shares
     2004 ....................  0.95% to 2.70%   29,018,242     7.32 to 10.22      240,430,077     0.02%   16.85% to  14.86%
     2003 ....................  0.95% to 2.70%   33,279,122     6.27 to  8.90      237,019,223     0.24%   19.09% to  16.98%
     2002 ....................  0.95% to 2.25%   38,006,657     5.06 to  8.02      228,220,423     0.30%  -18.27% to -16.73%
     2001 ....................  0.95% to 2.20%   45,531,568     6.17 to  9.68      331,633,875     0.87%  -23.91% to -22.58%
     2000 ....................  0.95% to 2.00%   40,005,824     8.10 to 12.59      378,790,232     1.40%  -19.43% to -18.36% (a) (b)
Janus AS - Global Technology Portfolio - Service II Shares
     2004 ....................  0.95% to 2.40%    2,038,707    10.35 to  9.95       20,914,190     0.00%   -0.12% to  -1.52%
     2003 ....................  0.95% to 2.40%    2,119,951    10.36 to 10.10       21,841,396     0.00%   45.74% to  43.58%
     2002 ....................  0.95% to 2.25%    1,620,570     7.03 to  7.11       11,490,667     0.00%  -29.66% to -28.90% (a) (b)
Janus AS - Global Technology Portfolio - Service Shares
     2004 ....................  0.95% to 2.45%   15,268,291     3.43 to  3.15       51,426,185     0.00%   -0.39% to  -1.84%
     2003 ....................  0.95% to 2.45%   18,787,902     3.44 to  3.21       63,696,571     0.00%   45.08% to  42.82%
     2002 ....................  0.95% to 2.20%   24,072,809     2.25 to  2.37       56,417,204     0.00%  -42.53% to -41.49%
     2001 ....................  0.95% to 2.20%   37,284,126     3.91 to  4.05      149,944,155     0.59%  -39.16% to -37.92%
     2000 ....................  0.95% to 2.00%   34,729,247     6.43 to  6.52      226,058,716     1.21%  -35.68% to -34.75% (a) (b)
Janus AS - International Growth Portfolio - Service II Shares
     2004 ....................  0.95% to 2.50%    4,947,582    12.16 to 11.66       59,657,128     0.84%   17.58% to  15.86%
     2003 ....................  0.95% to 2.50%    4,987,992    10.34 to 10.06       51,293,210     0.97%   33.27% to  31.14%
     2002 ....................  0.95% to 2.20%    3,951,071     7.67 to  7.76       30,585,952     0.39%  -23.27% to -22.41% (a) (b)
Janus AS - International Growth Portfolio - Service Shares
     2004 ....................  0.95% to 2.50%   14,665,587     7.16 to 11.56      122,981,313     0.79%   17.56% to  15.84%
     2003 ....................  0.95% to 2.50%   17,681,761     6.09 to  9.98      126,313,887     0.90%   33.26% to  31.12%
     2002 ....................  0.95% to 2.25%   22,978,097     4.40 to  7.95      123,326,217     0.59%  -27.71% to -26.46%
     2001 ....................  0.95% to 2.25%   33,201,893     6.06 to 10.88      243,618,255     0.69%  -25.52% to -24.16%
     2000 ....................  0.95% to 2.00%   29,890,055     8.13 to 14.44      290,088,960     7.16%  -19.01% to -17.99% (a) (b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
     2004 ....................  0.95% to 2.05%      355,509    14.22 to 13.96        5,037,861     1.76%   16.35% to  15.06%
     2003 ....................  0.95% to 2.35%       93,176    12.22 to 12.11        1,136,918     0.15%   22.24% to  21.13% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
     2004 ....................  0.95% to 2.55%    2,153,173  $ 11.41 to 11.29  $    24,534,399     0.00%    14.12% to 12.92% (a) (b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
     2004 ....................      1.25%            20,161        10.93               220,403     0.00%          7.62%
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
     2004 ....................  1.50% to 2.60%      425,670    10.76 to 10.44        4,537,608     0.00%   12.66% to  11.41%
     2003 ....................  1.50% to 2.60%      428,276     9.55 to  9.37        4,067,064     0.00%   34.56% to  33.06%
     2002 ....................  1.50% to 2.60%      187,101     7.04 to  7.10        1,324,318     0.00%  -29.57% to -29.04% (a) (b)
MFS/(R)/ VIT - New Discovery Series - Service Class
     2004 ....................  1.50% to 2.60%      201,354    10.27 to  9.96        2,048,276     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%      205,441     9.81 to  9.63        2,004,511     0.00%   31.43% to  29.97%
     2002 ....................  1.50% to 2.50%       55,031     7.42 to  7.47          409,770     0.00%  -25.83% to -25.32% (a) (b)
MFS/(R)/ VIT - Value Series - Service Class
     2004 ....................  1.50% to 2.60%      326,744    11.55 to 11.21        3,740,488     0.40%   13.10% to  11.84%
     2003 ....................  1.50% to 2.60%      330,815    10.22 to 10.03        3,360,300     0.17%   22.84% to  21.47%
     2002 ....................  1.50% to 2.60%      126,768     8.25 to  8.32        1,052,083     0.00%  -17.45% to -16.83% (a) (b)
Neuberger Berman AMT - Fasciano Portfolio - S Class
     2004 ....................  1.50% to 2.60%      134,690    13.33 to 12.94        1,780,981     0.00%   10.20% to   8.97%
     2003 ....................  1.50% to 2.60%      131,193    12.01 to 11.87        1,578,632     0.00%   23.19% to  21.81%
     2002 ....................  1.50% to 2.60%       33,884     9.75 to  9.82          331,753     0.00%   -2.53% to  -1.80% (a) (b)
Neuberger Berman AMT - Focus Portfolio - S Class
     2004 ....................  1.50% to 2.60%       45,622    21.37 to 20.74          963,014     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%       48,070    20.43 to 20.05          974,606     0.00%   87.75% to  85.66%
     2002 ....................  1.50% to 2.60%       10,974    10.80 to 10.88          118,987     0.00%    7.98% to   8.80% (a) (b)
Neuberger Berman AMT - Guardian Portfolio - I Class
     2004 ....................  0.95% to 2.40%    7,395,161    16.62 to 10.72      114,487,471     0.12%   14.71% to  13.13%
     2003 ....................  0.95% to 2.40%    8,232,006    14.49 to  9.47      111,415,197     0.86%   30.51% to  28.56%
     2002 ....................  0.95% to 2.25%    8,581,564     6.81 to 11.10       89,348,086     0.74%  -28.20% to -27.15%
     2001 ....................  0.95% to 2.25%    8,329,535     9.47 to 15.24      120,350,763     0.40%   -3.80% to  -2.45%
     2000 ....................  0.95% to 1.80%    5,437,338     9.89 to 15.62       82,601,518     0.48%   -0.68% to   1.70% (b)
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    4,141,923    10.02 to  9.78       41,675,796     4.72%   -0.18% to  -1.59%
     2003 ....................  0.95% to 2.20%    2,341,639    10.04 to  9.95       23,684,746     7.44%    0.36% to  -0.49% (a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.65%   12,187,318    17.22 to  9.53      186,500,405     0.00%   15.20% to  13.31%
     2003 ....................  0.95% to 2.65%   13,310,419    14.95 to  8.41      177,287,825     0.00%   26.86% to  24.63%
     2002 ....................  0.95% to 2.25%   13,997,826     4.21 to 11.78      147,934,257     0.00%  -31.31% to -30.01%
     2001 ....................  0.95% to 2.25%   16,244,793     6.09 to 16.84      248,709,387     0.00%  -26.64% to -25.37%
     2000 ....................  0.95% to 2.00%   13,579,156    13.50 to 22.56      285,075,146     0.00%  -17.27% to  -8.34% (a)
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    9,929,548    12.65 to 11.06      130,061,644     0.01%   17.85% to  16.28%
     2003 ....................  0.95% to 2.40%   10,120,850    10.74 to  9.49      112,336,089     0.00%   33.81% to  31.83%
     2002 ....................  0.95% to 2.20%    9,838,338     6.58 to  9.04       81,171,261     0.59%  -25.98% to -24.86%
     2001 ....................  0.95% to 2.20%   10,900,243     8.87 to 12.05      119,317,746     0.37%   -5.14% to  -3.76%
     2000 ....................  0.95% to 1.90%   10,654,857     9.41 to 12.54      120,163,492     0.74%   -1.00% to   1.08% (b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
     2004 ....................  0.95% to 2.20%      119,039    11.31 to 11.22        1,430,368     0.00%   13.12% to  12.17% (a) (b)
Oppenheimer Aggressive Growth Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   16,225,604    12.19 to 10.15      215,497,732     0.00%   18.64% to  16.63%
     2003 ....................  0.95% to 2.70%   18,042,331    10.28 to  8.70      201,857,509     0.00%   24.40% to  22.18%
     2002 ....................  0.95% to 2.25%   18,771,046     6.60 to 10.21      168,831,018     0.68%  -29.85% to -28.48%
     2001 ....................  0.95% to 2.20%   22,119,714     9.35 to 14.29      277,146,600     0.94%  -33.27% to -31.93%
     2000 ....................  0.95% to 1.95%   22,357,402    14.00 to 21.03      407,410,310     0.00%  -23.80% to -12.08% (a)
Oppenheimer Capital Appreciation Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   32,989,279    14.42 to 10.49      483,179,895     0.31%    5.92% to   4.12%
     2003 ....................  0.95% to 2.70%   34,255,234    13.62 to 10.07      474,551,297     0.37%   29.70% to  27.39%
     2002 ....................  0.95% to 2.25%   34,239,324     5.94 to 11.45      366,481,742     0.60%  -28.93% to -27.55%
     2001 ....................  0.95% to 2.25%   33,328,767     8.31 to 15.83      493,623,497     0.59%  -15.02% to -13.41%
     2000 ....................  0.95% to 1.95%   25,624,577    12.49 to 18.31      437,642,495     0.10%   -2.74% to  -1.17% (a)
Oppenheimer Capital Appreciation Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      733,839    10.61 to 10.29        7,717,903     0.22%    5.02% to   3.84%
     2003 ....................  1.50% to 2.60%      724,583    10.10 to  9.91        7,279,334     0.28%   28.73% to  27.29%
     2002 ....................  1.50% to 2.60%      357,291     7.79 to  7.85        2,797,449     0.00%  -22.12% to -21.53% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Oppenheimer Global Securities Fund/VA - Class 3
     2004 ....................  0.95% to 2.65%   10,678,196  $ 16.84 to 16.39  $   178,971,646    1.09%    18.06% to  16.16%
     2003 ....................  0.95% to 2.65%    7,189,189    14.26 to 14.11      102,340,129    0.00%    42.62% to  41.07% (a) (b)
Oppenheimer Global Securities Fund/VA - Initial Class
     2004 ....................  0.95% to 2.85%   16,374,164    10.72 to 15.28      191,319,125    1.23%    18.03% to  15.90%
     2003 ....................  0.95% to 2.85%   19,398,205     9.08 to 13.19      192,522,627    0.96%    41.66% to  38.92%
     2002 ....................  0.95% to 2.40%   26,384,682     6.19 to 10.02      185,709,706    0.48%   -24.41% to -22.88%
     2001 ....................  0.95% to 2.25%   15,482,090     8.13 to 13.06      144,367,444    0.48%   -14.49% to -12.88%
     2000 ....................  0.95% to 1.80%    4,293,663     9.48 to 15.07       46,647,108    0.00%    -5.30% to  -4.62% (a) (b)
Oppenheimer Global Securities Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      565,069    12.68 to 12.30        7,094,421    1.10%    17.10% to  15.79%
     2003 ....................  1.50% to 2.60%      655,617    10.83 to 10.62        7,054,981    0.70%    40.72% to  39.15%
     2002 ....................  1.50% to 2.60%      458,129     7.64 to  7.69        3,515,564    0.00%   -23.65% to -23.07% (a) (b)
Oppenheimer High Income Fund/VA - Service Class
     2004 ....................      1.25%             9,185        11.08               101,746    0.35%         7.37%
Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
     2004 ....................  0.95% to 2.65%   32,018,278    11.29 to  9.59      383,272,912    0.84%     8.42% to  6.64%
     2003 ....................  0.95% to 2.65%   36,088,504    10.41 to  8.99      399,297,369    0.89%    25.52% to  23.34%
     2002 ....................  0.95% to 2.25%   35,365,474     6.25 to  9.56      311,700,007    0.76%   -21.00% to -19.57%
     2001 ....................  0.95% to 2.25%   35,201,321     7.87 to 11.91      385,779,153    0.52%   -12.45% to -11.02%
     2000 ....................  0.95% to 2.00%   27,040,315     9.64 to 13.40      330,463,265    0.28%   -10.51% to  -9.61% (a) (b)
Oppenheimer Main Street Fund/(R)/ /VA - Service Class
     2004 ....................  1.50% to 2.60%      862,728    10.77 to 10.45        9,221,380    0.69%     7.51% to   6.31%
     2003 ....................  1.50% to 2.60%      853,327    10.02 to  9.83        8,506,949    0.76%    24.54% to  23.15%
     2002 ....................  1.50% to 2.60%      337,974     7.98 to  8.04        2,713,291    0.00%   -20.16% to -19.56% (a) (b)
Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class
     2004 ....................      1.25%             4,053         12.13               49,145    0.00%         17.69%
     2003 ....................      1.25%               228         10.30                2,349    0.00%          3.03%       (a) (b)
Oppenheimer Strategic Bond Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      398,799    12.66 to 12.29        5,008,223    4.92%     6.81% to   5.62%
     2003 ....................  1.50% to 2.60%      444,295    11.86 to 11.64        5,241,337    3.79%    15.40% to  14.11%
     2002 ....................  1.50% to 2.60%       88,463    10.20 to 10.27          906,399    0.00%     1.97% to   2.73% (a) (b)
Putnam VT Growth & Income Fund - IB Shares
     2004 ....................      1.25%             1,598         11.69               18,688    0.00%          9.72%
Strong Opportunity Fund II, Inc. - Investor Class
     2004 ....................  0.95% to 2.70%   19,567,386    10.78 to 12.42      220,663,748    0.00%    17.10% to  15.15%
     2003 ....................  0.95% to 2.70%   21,393,485     9.21 to 10.78      206,907,437    0.08%    35.71% to  33.28%
     2002 ....................  0.95% to 2.25%   21,318,993     6.56 to  8.50      151,933,095    0.45%   -28.86% to -27.51%
     2001 ....................  0.95% to 2.25%   16,359,581     9.16 to 11.78      163,544,166    0.67%    -6.18% to  -4.62%
     2000 ....................  0.95% to 1.75%    3,695,486     9.74 to 12.38       39,322,799    0.00%    -2.63% to  -1.85% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
     2004 ....................  0.95% to 2.05%      908,023    12.65 to 12.56       11,466,172    0.00%    26.48% to  25.57% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    2,577,130    11.70 to 19.67       39,447,879    0.64%    24.70% to  23.16%
     2003 ....................  0.95% to 2.30%    4,165,438     9.38 to 15.97       51,636,455    0.18%    52.73% to  50.68%
     2002 ....................  0.95% to 2.20%    4,715,758     6.11 to 13.42       38,558,378    0.22%    -5.21% to  -3.82%
     2001 ....................  0.95% to 2.20%    5,140,281     6.36 to 13.97       43,776,940    0.00%    -4.43% to  -2.75%
     2000 ....................  0.95% to 1.95%    3,907,642     6.55 to 14.39       32,283,680    0.00%   -43.76% to -42.42% (a)
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
     2004 ....................  0.95% to 2.40%    1,131,969    12.50 to 12.39       14,137,698    0.00%    25.05% to  23.88% (a) (b)
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    1,848,191    12.23 to 18.00       27,183,400    0.43%    23.05% to  21.53%
     2003 ....................  0.95% to 2.55%    2,984,906     9.96 to 14.65       36,038,095    0.33%    43.70% to  41.41%
     2002 ....................  0.95% to 2.20%    2,012,923     6.90 to 11.83       17,167,415    0.68%    -5.33% to  -3.76%
     2001 ....................  0.95% to 1.90%    1,232,877     7.17 to 12.32       11,026,142    0.98%   -12.52% to -11.30%
     2000 ....................  0.95% to 1.85%    1,025,479     8.09 to 13.92        9,748,397    0.88%     7.96% to  10.35% (a)
Van Kampen LIT - Comstock Portfolio - Class II
     2004 ....................  1.50% to 2.60%    1,625,539    11.99 to 11.63       19,291,848    0.75%    15.67% to  14.38%
     2003 ....................  1.50% to 2.60%    1,531,792    10.36 to 10.17       15,774,769    0.63%    28.81% to  27.37%
     2002 ....................  1.50% to 2.60%      573,556     7.99 to  8.05        4,601,870    0.00%   -20.15% to -19.55% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Van Kampen LIT - Emerging Growth Portfolio - Class II
     2004 ....................  1.50% to 2.60%      302,950  $  9.56 to  9.28  $     2,865,969    0.00%     5.18% to   4.00%
     2003 ....................  1.50% to 2.60%      301,195     9.09 to  8.92        2,720,109    0.00%    25.13% to  23.74%
     2002 ....................  1.50% to 2.60%      124,303     7.21 to  7.26          900,847    0.00%   -27.90% to -27.36% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
     2004 ....................  1.50% to 2.45%       27,302    10.37 to 10.20          282,081    5.05%     2.51% to   1.52%
     2003 ....................  1.50% to 2.05%       14,916    10.11 to 10.08          150,667    0.07%     1.13% to   0.76% (a) (b)
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
     2004 ....................  0.95% to 2.40%    1,923,815    17.03 to 22.16       39,415,803    6.36%     9.02% to   7.48%
     2003 ....................  0.95% to 2.45%    3,277,139    15.62 to 20.57       63,486,350    0.00%    26.65% to  24.83%
     2002 ....................  0.95% to 2.25%    2,957,540    12.27 to 18.89       45,084,271    9.57%     6.64% to   8.18%
     2001 ....................  0.95% to 2.20%    1,489,717    11.36 to 17.49       20,064,521    9.54%     7.59% to   9.05%
     2000 ....................  0.95% to 1.80%    1,404,273    10.42 to 16.06       17,291,284   14.68%     9.39% to  10.33%
Van Kampen UIF - Mid Cap Growth Portfolio - Class I
     2004 ....................  0.95% to 2.25%    3,445,048     6.97 to  9.54       25,755,104    0.00%    20.44% to  18.98%
     2003 ....................  0.95% to 2.25%    3,202,235     5.79 to  8.02       20,243,245    0.00%    40.42% to  38.56%
     2002 ....................  0.95% to 2.20%    2,485,863     3.98 to  5.95       11,023,512    0.00%   -32.82% to -31.81%
     2001 ....................  0.95% to 2.20%    2,212,771     5.92 to  8.78       15,015,187    0.00%   -31.07% to -29.99%
     2000 ....................  0.95% to 1.80%      829,289     8.59 to 12.63        7,776,467    0.00%   -14.31% to -13.66% (a) (b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
     2004 ....................  0.95% to 2.85%   14,131,924    21.62 to 22.14      325,936,456    1.46%    35.10% to  32.66%
     2003 ....................  0.95% to 2.85%   13,455,607    16.00 to 16.69      229,964,262    0.00%    36.21% to  33.66%
     2002 ....................  0.95% to 2.60%   12,444,223    11.69 to 13.80      156,001,009    3.80%    -3.58% to  -1.73%
     2001 ....................  0.95% to 2.25%    7,976,411    11.90 to 14.08      101,307,071    4.43%     6.99% to   8.79%
     2000 ....................  0.95% to 1.85%    5,684,629    10.95 to 12.97       65,598,414   30.00%     3.80% to  23.30% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
     2004 ....................  0.95% to 2.15%    1,705,072    10.85 to 10.09       17,971,207    0.54%     8.62% to   7.40%
     2003 ....................  0.95% to 2.15%    1,957,002     9.99 to  9.40       19,073,759    0.34%    33.69% to  32.05%
     2002 ....................  0.95% to 1.70%    1,999,385     7.12 to  7.47       14,643,829    0.57%   -25.15% to -24.17%
     2001 ....................  0.95% to 1.85%    1,904,812     9.47 to  9.85       18,485,547    0.45%    -2.00% to  -0.64%
     2000 ....................  0.95% to 1.70%    1,212,730     9.69 to  9.91       11,900,334    0.88%    -2.76% to  -0.86% (b)
Initial Funding by Depositor
     2003 ....................      0.00%           100,000        10.37             1,037,146    0.34%         34.97%
     2002 ....................      0.00%           100,000         7.68               768,437    0.57%        -23.00%
     2001 ....................      0.00%           100,000        10.04             1,003,746    0.45%          0.32%
     2000 ....................      0.00%           100,000        10.01             1,000,543    0.88%         -1.14%
Victory VIF - Investment Quality Bond Fund Class A Shares
     2003 ....................  1.20% to 1.65%       65,051    12.32 to 12.07          801,000    1.81%    -0.34% to  -0.80%
     2002 ....................  1.20% to 1.65%       76,741    12.17 to 12.36          948,193    3.93%     7.40% to   7.89%
     2001 ....................  1.20% to 1.65%       99,584    11.33 to 11.46        1,140,757    4.71%     4.72% to   5.20%
     2000 ....................  1.20% to 1.65%      105,233    10.82 to 10.89        1,146,117    6.15%     9.20% to   9.70%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         13.05            1,304,876    1.81%          0.87%
     2002 ....................      0.00%           100,000         12.94            1,293,627    3.98%          9.00%
     2001 ....................      0.00%           100,000         11.85            1,184,653    4.71%          6.49%
     2000 ....................      0.00%           100,000         11.12            1,112,472    6.15%         11.02%
Victory VIF - Small Company Opportunity Fund Class A Shares
     2003 ....................  0.95% to 2.05%      139,791    12.75 to 12.77        1,823,390    0.03%    29.46% to  28.04%
     2002 ....................  0.95% to 1.65%      146,933     9.79 to 10.27        1,487,367    0.26%    -7.10% to  -6.05%
     2001 ....................  0.95% to 1.70%      141,148    10.45 to 10.96        1,534,718    0.26%    -8.22% to  -7.11%
     2000 ....................  0.95% to 1.70%       95,770    11.28 to 11.83        1,128,678    0.55%    11.96% to  19.53%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         14.00            1,400,366    0.03%         30.70%
     2002 ....................      0.00%           100,000         10.71            1,071,462    0.26%         -5.00%
     2001 ....................      0.00%           100,000         11.30            1,129,641    0.26%         -6.21%
     2000 ....................      0.00%           100,000         12.04            1,204,437    0.55%         20.97%
W & R Target Funds, Inc. - Asset Strategy Portfolio
     2004 ....................  0.95% to 2.50%   12,509,904    11.74 to 10.82      144,706,783    1.39%    12.22% to  10.57%
     2003 ....................  0.95% to 2.50%   11,476,467    10.46 to  9.79      118,673,742    1.31%    10.42% to   8.76%
     2002 ....................  0.95% to 2.25%    8,461,395     9.00 to  9.47       79,519,856    2.02%     0.75% to   2.30%
     2001 ....................  0.95% to 2.10%    4,760,507     8.93 to  9.26       43,898,837    4.60%   -12.00% to -10.33% (b)
     2000 ....................  0.95% to 1.40%        1,854    10.38 to 10.38           19,241    0.00%     3.75% to   3.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Balanced Portfolio
     2004 ....................  0.95% to 2.40%    9,573,904  $ 11.02 to 10.40    $ 104,023,435    1.52%     7.90% to   6.43%
     2003 ....................  0.95% to 2.40%    8,746,952    10.21 to  9.77       88,346,309    0.78%    17.96% to  16.30%
     2002 ....................  0.95% to 2.25%    6,794,609     8.29 to  8.65       58,373,099    2.08%   -10.59% to  -9.28%
     2001 ....................  0.95% to 2.10%    4,847,216     9.28 to  9.54       46,069,854    4.84%    -8.17% to  -6.84%
     2000 ....................      0.95%               476        10.24                 4,873    0.00%         2.37%        (a) (b)
W & R Target Funds, Inc. - Bond Portfolio
     2004 ....................  0.95% to 2.45%    8,199,654    12.48 to 11.76      100,979,352    4.15%     2.89% to   1.40%
     2003 ....................  0.95% to 2.50%    8,824,865    12.13 to 11.24      105,941,161    4.68%     3.19% to   1.66%
     2002 ....................  0.95% to 2.25%    8,643,298    11.06 to 11.75      100,850,579    5.30%     6.34% to   7.94%
     2001 ....................  0.95% to 2.10%    5,069,211    10.40 to 10.89       54,987,972    9.19%     3.96% to   6.45% (a)
     2000 ....................      0.95%             1,184        10.23                12,107    0.00%          2.25%       (a) (b)
W & R Target Funds, Inc. - Core Equity Portfolio
     2004 ....................  0.95% to 2.50%   30,602,270     8.43 to  7.95      254,008,204    0.62%     8.53% to   6.94%
     2003 ....................  0.95% to 2.50%   31,339,819     7.77 to  7.43      240,491,705    0.79%    16.15% to  14.36%
     2002 ....................  0.95% to 2.25%   28,039,884     6.48 to  6.69      185,915,974    0.59%   -23.62% to -22.38%
     2001 ....................  0.95% to 2.10%   21,221,006     8.48 to  8.61      182,011,050    0.45%   -16.96% to -14.59% (b)
     2000 ....................  0.95% to 1.40%        1,978    10.21 to 10.22           20,210    0.00%     2.14% to   2.18% (a) (b)
W & R Target Funds, Inc. - Dividend Income Portfolio
     2004 ....................  0.95% to 2.10%      652,179    10.91 to 10.74        7,083,332    1.22%     9.08% to   8.24% (a) (b)
W & R Target Funds, Inc. - Growth Portfolio
     2004 ....................  0.95% to 2.50%   38,640,684     8.35 to  8.05      317,807,882    0.28%     2.33% to   0.82%
     2003 ....................  0.95% to 2.50%   37,406,072     8.16 to  7.98      301,609,039    0.00%    21.89% to  20.02%
     2002 ....................  0.95% to 2.25%   27,861,661     6.49 to  6.71      185,008,498    0.01%   -23.28% to -22.05%
     2001 ....................  0.95% to 2.10%   20,170,887     8.45 to  8.71      172,511,745    1.74%   -16.41% to -12.95% (b)
     2000 ....................  0.95% to 1.40%        1,408    10.12 to 10.12           14,250    0.00%     1.17% to   1.21% (a) (b)
W & R Target Funds, Inc. - High Income Portfolio
     2004 ....................  0.95% to 2.50%    6,254,780    13.65 to 12.75       84,264,071    7.08%     8.82% to   7.22%
     2003 ....................  0.95% to 2.45%    5,707,409    12.54 to 11.99       70,865,343    8.31%    18.60% to  16.91%
     2002 ....................  0.95% to 2.25%    4,689,184    10.21 to 10.57       49,233,726    9.88%    -4.28% to  -2.95%
     2001 ....................  0.95% to 2.10%    2,785,585    10.68 to 10.90       30,247,046   18.27%     6.74% to   8.14%
W & R Target Funds, Inc. - International II Portfolio
     2004 ....................  0.95% to 2.15%      635,691    11.95 to 12.99        7,915,954    1.90%    19.46% to  18.55% (a) (b)
W & R Target Funds, Inc. - International Portfolio
     2004 ....................  0.95% to 2.45%    7,335,175     8.85 to  8.33       63,897,239    0.65%    12.92% to  11.35%
     2003 ....................  0.95% to 2.45%    7,134,038     7.84 to  7.48       55,194,400    1.70%    23.71% to  21.87%
     2002 ....................  0.95% to 2.25%    5,665,413     6.10 to  6.34       35,568,274    0.51%   -20.07% to -18.93%
     2001 ....................  0.95% to 1.95%    3,898,537     7.70 to  7.82       30,328,901    8.48%   -24.04% to -22.98%
     2000 ....................      0.95%               258        10.15                 2,618    0.00%          1.47%       (a) (b)
W & R Target Funds, Inc. - Limited-Term Bond Portfolio
     2004 ....................  0.95% to 2.45%    4,015,932    11.78 to 11.10       46,637,192    2.83%     0.65% to  -0.82%
     2003 ....................  0.95% to 2.45%    3,743,944    11.70 to 11.19       43,351,583    3.65%     2.18% to   0.70%
     2002 ....................  0.95% to 2.25%    1,955,961    10.95 to 11.46       22,241,784    3.73%     3.03% to   4.43%
     2001 ....................  0.95% to 1.85%      484,968    10.82 to 10.97        5,299,679    7.25%     6.78% to   8.17%
W & R Target Funds, Inc. - Micro Cap Growth Portfolio
     2004 ....................  0.95% to 2.05%      184,067    11.21 to 10.82        2,035,271    0.00%    12.05% to  11.21% (a) (b)
W & R Target Funds, Inc. - Money Market Portfolio
     2004 ....................  0.95% to 2.40%    2,454,823    10.25 to  9.67       24,753,393    0.67%    -0.26% to  -1.67%
     2003 ....................  0.95% to 2.30%    2,707,827    10.28 to  9.87       27,477,578    0.60%    -0.44% to  -1.74%
     2002 ....................  0.95% to 2.10%    3,366,596    10.03 to 10.32       34,463,317    1.10%    -1.18% to   0.18%
     2001 ....................  0.95% to 1.85%    3,142,411    10.16 to 10.30       32,231,631    2.99%     1.27% to   2.60%
W & R Target Funds, Inc. - Mortgage Securities Portfolio
     2004 ....................  0.95% to 1.95%      226,204    10.23 to 10.36        2,332,148    3.85%     2.31% to   1.89% (a) (b)
W & R Target Funds, Inc. - Real Estate Securities Portfolio
     2004 ....................  0.95% to 2.05%      541,343    12.40 to 13.09        6,915,677    1.05%    23.96% to  23.43% (a) (b)
W & R Target Funds, Inc. - Science & Technology Portfolio
     2004 ....................  0.95% to 2.50%   12,706,625     9.48 to  9.69      118,653,046    0.00%    15.15% to  13.49%
     2003 ....................  0.95% to 2.50%   11,425,184     8.24 to  8.54       92,939,816    0.00%    29.22% to  27.26%
     2002 ....................  0.95% to 2.25%    8,398,696     6.18 to  6.77       53,064,578    0.00%   -25.91% to -24.71%
     2001 ....................  0.95% to 2.10%    5,720,321     8.33 to  9.09       48,199,948    1.00%   -14.06% to  -9.07% (a) (b)
     2000 ....................  0.95% to 1.40%          607     9.70 to  9.70            5,888    0.00%    -3.03% to  -3.00% (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Small Cap Growth Portfolio
     2004 ....................  0.95% to 2.50%   13,698,218  $ 11.55 to 11.28  $   155,868,547     0.00%   13.21% to  11.57%
     2003 ....................  0.95% to 2.50%   13,190,389    10.20 to 10.11      132,974,855     0.00%   34.48% to  32.47%
     2002 ....................  0.95% to 2.25%   11,801,501     7.36 to  7.70       88,746,066     0.00%  -23.76% to -22.53%
     2001 ....................  0.95% to 2.10%    7,778,767     9.64 to 10.04       75,839,555     0.00%   -4.27% to   0.42% (b)
     2000 ....................       0.95%              265         10.08                2,671     0.00%         0.79%       (a) (b)
W & R Target Funds, Inc. - Small Cap Value Portfolio
     2004 ....................  0.95% to 2.15%      631,627    11.27 to 12.15        7,397,736     0.00%   12.66% to  11.79% (a) (b)
W & R Target Funds, Inc. - Value Portfolio
     2004 ....................  0.95% to 2.45%   11,755,346    12.34 to 11.70      143,146,407     1.13%   13.61% to  12.03%
     2003 ....................  0.95% to 2.45%    9,899,433    10.86 to 10.44      106,447,898     0.65%   23.92% to  22.11%
     2002 ....................  0.95% to 2.25%    6,694,479     8.56 to  8.77       58,308,075     0.96%  -14.77% to -13.53%
     2001 ....................  0.95% to 2.10%    3,616,179    10.04 to 10.14       36,567,886     0.77%    0.42% to   1.38% (a) (b)
                                                                               ---------------

2004 Reserves for annuity contracts in payout phase: ........................       61,993,592
                                                                               ---------------
2004 Contract owners' equity ................................................  $15,697,256,439
                                                                               ===============
2003 Reserves for annuity contracts in payout phase: ........................       47,547,289
                                                                               ---------------
2003 Contract owners' equity ................................................  $14,967,347,100
                                                                               ===============
2002 Reserves for annuity contracts in payout phase: ........................       23,780,019
                                                                               ---------------
2002 Contract owners' equity ................................................  $11,867,051,526
                                                                               ===============
2001 Reserves for annuity contracts in payout phase: ........................       16,381,840
                                                                               ---------------
2001 Contract owners' equity ................................................  $12,948,274,792
                                                                               ===============
2000 Reserves for annuity contracts in payout phase: ........................        6,547,280
                                                                               ---------------
2000 Contract owners' equity ................................................  $10,938,492,289
                                                                               ===============

      * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
    *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

THE FOLLOWING PROSPECTUS IS ASSOCIATED WITH CONTRACTS ISSUED PRIOR TO MAY 1, 2002 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

                        NATIONWIDE LIFE INSURANCE COMPANY
          Flexible Purchase Payment Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                  The date of this prospectus is May 1, 2005.

--------------------------------------------------------------------------------
THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2005) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 30. For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-235-3035) or write:


                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at:
www.nationwidefinancial.com.


BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I*

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares FEDERATED INSURANCE SERIES
o        Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class*
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP Contrafund(R) Portfolio: Service Class
o    VIP Investment Grade Bond Portfolio: Service Class*
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Value Strategies Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT International Value Fund: Class III+
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class III+*
o    Gartmore GVIT Emerging Markets Fund: Class III+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Global Technology and Communications Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class III+
o    Gartmore GVIT Investor Destinations Funds: Class II
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R) Fund: Class I
o    Gartmore GVIT Nationwide(R) Leaders Fund: Class III+
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o    Gartmore GVIT Worldwide Leaders Fund: Class III+
o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I
o    J.P. Morgan GVIT Balanced Fund: Class I
o Van Kampen GVIT Comstock Value Fund: Class I * (formerly, Comstock GVIT Value Fund: Class I)

o    Van Kampen GVIT Multi Sector Bond Fund: Class I*
J.P. MORGAN SERIES TRUST II
o    J.P. Morgan Mid Cap Value Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I*
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares
o    Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
o    Oppenheimer Global Securities Fund/VA: Class 3+
o    Oppenheimer Main Street(R) Fund/VA: Non-Service Shares

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    U.S. Real Estate Portfolio: Class I
VICTORY VARIABLE INSURANCE FUNDS
o    Diversified Stock Fund: Class A

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2000: CREDIT SUISSE TRUST o Large Cap Value Portfolio THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Growth Opportunities Portfolio: Service Class
VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Class R+
o    Worldwide Hard Assets Fund: Class R+
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

DREYFUS
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Utilities Fund: Class III+

JANUS ASPEN SERIES
o    Forty Portfolio: Service Shares (formerly, Capital Appreciation Portfolio:
     Service Shares)
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+
o    Risk-Managed Core Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid-Cap Growth Portfolio: Class I
WELLS FARGO VARIABLE TRUST FUNDS
o Wells Fargo Advantage Opportunity Fund VT: Investor Class (formerly, Strong Opportunity Fund II, Inc.: Investor Class)

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class III+

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS: AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class I

CREDIT SUISSE TRUST
o    Global Small Cap Portfolio (formerly, Global Post-Venture Capital
     Portfolio)
o    International Focus Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I
JANUS ASPEN SERIES
o        Global Technology Portfolio: Service Shares
o        International Growth Portfolio: Service Shares

EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Worldwide Leaders Fund: Class I
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Non-Service Shares

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Initial Class
o    Worldwide Hard Assets Fund: Initial Class

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Emerging Markets Debt Portfolio: Class I

EFFECTIVE MAY 1, 2005, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Federated GVIT High Income Bond Fund: Class I*


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option
REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or
        a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING...................................................
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES
The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................   7%      1
MAXIMUM LOAN PROCESSING FEE..............................................................................................  $25     2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................  5%      3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................  1%
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                     RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL LOAN INTEREST CHARGE..............................................................................................  2.25%   4

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 5

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................  1.20%

     DEATH BENEFIT OPTIONS (an applicant may elect one)

         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT OPTION (available beginning January 2, 2001 or a later date if state law requires).............................................................................................  0.15%
         Total Variable Account Charges (including this option only).....................................................  1.35%

         5% ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit Option)..................................................................................  0.05%
         Total Variable Account Charges (including this option only).....................................................  1.25%

     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (no longer available as of May 1,
     2003) (an applicant could elect one)

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................  0.45%
         Total Variable Account Charges (including this option only).....................................................  1.65%

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................  0.30%
         Total Variable Account Charges (including this option only).....................................................  1.50%

     SPOUSAL PROTECTION ANNUITY OPTION 6.................................................................................  0.00%
     Total Variable Account Charges (including this option only).........................................................  1.20%
------------------------------------------------------------------------------------------------------------------------------------
                                                     (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------

1    Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM DATE OF
PURCHASE PAYMENT                         0          1          2           3          4          5          6           7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                          7%         7%         6%         5%          4%         3%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)  10% of all purchase payments made to the contract; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

------------------------------------------------------------------------------------------------------------------------------------
                                               RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
     BENEFICIARY PROTECTOR OPTION........................................................................................  0.40%
     Total Variable Account Charges (including this option)..............................................................  1.60%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)....................................................................  1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver..........................  0.15%
Guaranteed Minimum Income Benefit Option 1...............................................................................  0.45%
Spousal Protection Annuity Option........................................................................................  0.00%
Beneficiary Protector Option.............................................................................................  0.40%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................  2.20%
------------------------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


------------------------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund Operating Expenses                                                      Minimum      Maximum
------------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from underlying mutual fund assets, including                                    0.26%        1.76%
management fees, distribution  (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
------------------------------------------------------------------------------------------------------------------------------------


The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III

o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R

o    GVIT Dreyfus GVIT International Value Fund: Class III

o    GVIT Federated GVIT High Income Bond Fund: Class III

o    GVIT Gartmore GVIT Emerging Markets Fund: Class III

o    GVIT Gartmore GVIT Global Financial Services Fund: Class III

o    GVIT Gartmore GVIT Global Health Sciences Fund: Class III

o    GVIT Gartmore GVIT Global Technology and Communications Fund: Class III

o    GVIT Gartmore GVIT Global Utilities Fund: Class III

o    GVIT Gartmore GVIT International Growth Fund: Class III

o    GVIT Gartmore GVIT Nationwide Leaders Fund: Class III

o    GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III

o    GVIT Gartmore GVIT Worldwide Leaders Fund: Class III

o    Janus Aspen Series - Global Technology Portfolio: Service II Shares

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 3

o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R

o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.76%)       1,011   1,683  2,369   4,319    416   1,258   2,114   4,319     *    1,258   2,114    4,319
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.26%)        853    1,219  1,610   2,883    258    794    1,355   2,883     *     794    1,355    2,883
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

o    Charitable Remainder Trusts;

o Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;

o    Investment-only;

o    Non-Qualified;

o    Roth IRAs; and

o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------- ------------------
        CONTRACT           MINIMUM INITIAL         MINIMUM
          TYPE             PURCHASE PAYMENT      SUBSEQUENT
                                                  PAYMENTS
------------------------- ------------------- ------------------
Charitable Remainder            $10,000             $1,000
Trust
------------------------- ------------------- ------------------
IRA                             $10,000             $1,000
------------------------- ------------------- ------------------
Investment-only                 $10,000             $1,000
------------------------- ------------------- ------------------
Non-Qualified                   $10,000             $1,000
------------------------- ------------------- ------------------
Roth IRA                        $10,000             $1,000
------------------------- ------------------- ------------------
Tax Sheltered Annuity           $10,000             $1,000
------------------------- ------------------- ------------------

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Optional 5%

Enhanced Death Benefit is elected (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for no additional charge.

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.


ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.


Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.


For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.


Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets, or they may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser, in which case the fee is paid from assets outside of the underlying mutual fund assets. Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)  10% of all purchase payments; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed to and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners identified as active traders with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.


DEATH BENEFIT OPTIONS

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the spousal protection option at no additional cost. If the Spousal Protection Annuity Option is elected the contract must meet the following requirements:

(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b)  continue the contract in accordance with the "Required Distributions"
     section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the credit is applied. After the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------ ------------------
        CONTRACT           MINIMUM INITIAL        MINIMUM
          TYPE            PURCHASE PAYMENT      SUBSEQUENT
                                                 PAYMENTS
------------------------- ------------------ ------------------
Charitable Remainder           $10,000             $1,000
Trust
------------------------- ------------------ ------------------
IRA                            $10,000             $1,000
------------------------- ------------------ ------------------
Investment-only                $10,000             $1,000
------------------------- ------------------ ------------------
Non-Qualified                  $10,000             $1,000
------------------------- ------------------ ------------------
Roth IRA                       $10,000             $1,000
------------------------- ------------------ ------------------
Tax Sheltered Annuity          $10,000             $1,000
------------------------- ------------------ ------------------

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Interest Rate Guarantee Period: The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request transfers among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION


After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.


TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)   they have been identified as engaging
                                         in harmful trading practices; and
                                   (2)   if their transfer events exceed 11 in 2
                                         consecutive calendar quarters or 20 in
                                         one calendar year, the contract owner
                                         will be limited to submitting transfer
                                         requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract ADVISERS to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with

Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.

Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ --------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ --------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ --------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ --------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ --------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class, GVIT Federated GVIT High Income Bond Fund:
Class III, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

----------------------------- -----------------------
      CONTRACT OWNER'S            PERCENTAGE OF
            AGE                   CONTRACT VALUE
----------------------------- -----------------------
       Under age 59 1/2                 5%
----------------------------- -----------------------
   Age 59 1/2 through age 61            7%
----------------------------- -----------------------
   Age 62 through age 64                8%
----------------------------- -----------------------
   Age 65 through age 74               10%
----------------------------- -----------------------
      Age 75 and over                  13%
----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
 A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
            GUARANTEED MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.



Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.
--------------------------------------------------------------------------------

 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.


The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

(a)  eligible to continue the contract; and

(b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If no optional death benefit is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The standard death benefit includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver.

Long-Term Care/Nursing Home Waiver

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.

Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.



          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information...............................................2
Financial Statements........................................................142

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
*The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a concentrated portfolio of U.S. securities.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------



J.P. MORGAN SERIES TRUST II - J.P. MORGAN MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth from capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: NON-SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------



VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VICTORY VARIABLE INSURANCE FUNDS - DIVERSIFIED STOCK FUND: CLASS A SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE OPPORTUNITY FUND VT: INVESTOR CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2004 (the maximum variable account charge of 2.20%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:   1-800-848-6331, TDD 1-800-238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215

               CHECKING ON-LINE AT:    www.nationwidefinancial.com



The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a parial year only.


On April 8, 2005, the Strong Opportunity Fund II, Inc.: Investor Class merged into the Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Opportunity Fund II, Inc.: Investor Class.

The GVIT - Federated GVIT High Income Bond Fund: Class III was added to the variable account effective May 1, 2005. Therefore, no Condensed Financial Information is available.


                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          11.800602           13.173845          11.64%             830,554           2004
Portfolios, Inc. -                  9.233496           11.800602          27.80%             964,050           2003
American Century VP Income         11.591056            9.233496         -20.34%           1,020,097           2002
& Growth Fund: Class I -           12.802086           11.591056          -9.46%           1,029,114           2001
Q/NQ                               14.495483           12.802086         -11.68%             819,540           2000
                                   12.431326           14.495483          16.60%             371,526           1999
                                   10.000000           12.431326          24.31%               2,464           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           9.835624           11.167883          13.55%             614,822           2004
Portfolios, Inc. -                  7.995327            9.835624          23.02%             719,818           2003
American Century VP                10.162935            7.995327         -21.33%             875,581           2002
International Fund: Class          14.524713           10.162935         -30.03%           1,073,931           2001
I - Q/NQ                           17.674116           14.524713         -17.82%             995,517           2000
                                   10.904652           17.674116          62.08%             265,458           1999
                                   10.000000           10.904652           9.05%                 223           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           9.902768           11.259425          13.70%             216,916           2004
Portfolios, Inc. -                  8.049901            9.902768          23.02%             184,972           2003
American Century VP                10.000000            8.049901         -19.50%             138,652           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           9.839643           10.759422           9.35%              37,979           2004
Portfolios, Inc. -                  7.973718            9.839643          23.40%              50,115           2003
American Century VP Ultra          10.000000            7.973718         -20.26%              17,399           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          16.119499           18.208834          12.96%           1,165,128           2004
Portfolios, Inc. -                 12.651422           16.119499          27.41%           1,127,151           2003
American Century VP Value          14.654697           12.651422         -13.67%           1,190,662           2002
Fund: Class I - Q/NQ               13.147862           14.654697          11.46%             869,720           2001
                                   11.263216           13.147862          16.73%             324,487           2000
                                   11.497731           11.263216          -2.04%             157,763           1999
                                   10.000000           11.497731          14.98%               1,306           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.240855           10.705893           4.54%             277,614           2004
Portfolios II, Inc. -              10.000000           10.240855           2.41%              42,431           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              11.028092           12.855886          16.57%              11,762           2004
Global Small Cap Portfolio          7.559296           11.028092          45.89%              18,531           2003
- Q/NQ                             11.620449            7.559296         -34.95%              30,444           2002
                                   16.482534           11.620449         -29.50%              42,821           2001
                                   20.579437           16.482534         -19.91%              36,041           2000
                                   12.739606           20.579437          61.54%              32,895           1999
                                   10.000000           12.739606          27.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -               9.579453           10.859830          13.37%              34,817           2004
International Focus                 7.285009            9.579453          31.50%              36,466           2003
Portfolio - Q/NQ                    9.206014            7.285009         -20.87%              39,778           2002
                                   11.989196            9.206014         -23.21%              51,097           2001
                                   16.374564           11.989196         -26.78%              52,881           2000
                                   10.801619           16.374564          51.59%              41,776           1999
                                   10.000000           10.801619           8.02%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              12.371997           13.610120          10.01%              59,960           2004
Large Cap Value Portfolio          10.004585           12.371997          23.66%              55,155           2003
- Q/NQ                             13.167262           10.004585         -24.02%              56,178           2002
                                   13.203287           13.167262          -0.27%              58,903           2001
                                   12.269490           13.203287           7.61%              60,726           2000
                                   11.688738           12.269490           4.97%              32,909           1999
                                   10.000000           11.688738          16.89%                  25           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                 10.364013           12.480627          20.42%             150,306           2004
Portfolios - Small Cap              7.613403           10.364013          36.13%              57,814           2003
Stock Index Portfolio:             10.000000            7.613403         -23.87%              34,808           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially                9.635655           10.111287           4.94%             416,867           2004
Responsible Growth Fund,            7.739942            9.635655          24.49%             470,691           2003
Inc.: Initial Shares - Q/NQ        11.025487            7.739942         -29.80%             550,359           2002
                                   14.414394           11.025487         -23.51%             692,335           2001
                                   16.397708           14.414394         -12.10%             673,816           2000
                                   12.758878           16.397708          28.52%             270,366           1999
                                   10.000000           12.758878          27.59%               2,838           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,          11.148445           12.186711           9.31%           2,653,753           2004
Inc.: Initial Shares - Q/NQ         8.790442           11.148445          26.82%           2,862,626           2003
                                   11.460136            8.790442         -23.30%           3,065,137           2002
                                   13.209188           11.460136         -13.24%           3,142,328           2001
                                   14.736468           13.209188         -10.36%           2,748,432           2000
                                   12.367188           14.736468          19.16%           1,201,271           1999
                                   10.000000           12.367188          23.67%              28,572           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                   11.646776           12.087664           3.79%             630,995           2004
Investment Fund                     9.728623           11.646776          19.72%             694,070           2003
-Appreciation Portfolio:           11.823034            9.728623         -17.71%             724,249           2002
Initial Shares - Q/NQ              13.195948           11.823034         -10.40%             696,448           2001
                                   13.442893           13.195948          -1.84%             632,440           2000
                                   12.207586           13.442893          10.12%             368,162           1999
                                   10.000000           12.207586          22.08%               2,910           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         12.730457           13.033001           2.38%             870,384           2004
- Federated Quality Bond           12.313044           12.730457           3.39%           1,092,566           2003
Fund II: Primary Shares -          11.401464           12.313044           8.00%           1,248,204           2002
Q/NQ                               10.684388           11.401464           6.71%             635,197           2001
                                    9.790385           10.684388           9.13%             186,563           2000
                                   10.000000            9.790385          -2.10%              15,095           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  13.170455           14.493567          10.05%           2,373,559           2004
Insurance Products Fund -          10.236736           13.170455          28.66%           2,382,653           2003
VIP Equity-Income                  12.483021           10.236736         -17.99%           2,311,460           2002
Portfolio: Service Class -         13.313013           12.483021          -6.23%           1,916,093           2001
Q/NQ                               12.440601           13.313013           7.01%           1,200,222           2000
                                   11.850451           12.440601           4.98%             555,212           1999
                                   10.000000           11.850451          18.50%               2,107           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.407069           11.638000           2.02%           2,383,000           2004
Insurance Products Fund -           8.695091           11.407069          31.19%           2,670,355           2003
VIP Growth Portfolio:              12.608518            8.695091         -31.04%           2,913,435           2002
Service Class - Q/NQ               15.512519           12.608518         -18.72%           3,369,434           2001
                                   17.653733           15.512519         -12.13%           3,238,186           2000
                                   13.015101           17.653733          35.64%           1,168,997           1999
                                   10.000000           13.015101          30.15%              10,429           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   9.477262           10.250064           8.15%             686,997           2004
Insurance Products Fund -           7.554754            9.477262          25.45%             801,310           2003
VIP High Income Portfolio:          7.379494            7.554754           2.37%             900,292           2002
Service Class - Q/NQ                8.478210            7.379494         -12.96%             740,039           2001
                                   11.087928            8.478210         -23.54%             575,925           2000
                                   10.384114           11.087928           6.78%             263,938           1999
                                   10.000000           10.384114           3.84%               2,129           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.000744           12.334722          12.13%             286,186           2004
Insurance Products Fund -           7.775040           11.000744          41.49%             335,111           2003
VIP Overseas Portfolio:             9.879361            7.775040         -21.30%             379,343           2002
Service Class - Q/NQ               12.702222            9.879361         -22.22%             472,493           2001
                                   15.900927           12.702222         -20.12%             444,778           2000
                                   11.296846           15.900927          40.76%             150,438           1999
                                   10.000000           11.296846          12.97%               2,193           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.947388           12.275838          12.13%             256,490           2004
Insurance Products Fund -           7.734738           10.947388          41.54%             157,069           2003
VIP Overseas Portfolio:            10.000000            7.734738         -22.65%              99,913           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  13.999044           15.952706          13.96%           2,146,930           2004
Insurance Products Fund II         11.039054           13.999044          26.81%           2,259,008           2003
- VIP Contrafund(R)                  12.335838           11.039054         -10.51%           2,311,138           2002
Portfolio: Service Class -         14.247834           12.335838         -13.42%           2,503,762           2001
Q/NQ                               15.457984           14.247834          -7.83%           2,281,488           2000
                                   12.602507           15.457984          22.66%             996,867           1999
                                   10.000000           12.602507          26.03%              12,050           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.135570           10.446445           3.07%              87,919           2004
Insurance Products Fund II         10.000000           10.135570           1.36%              26,428           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   8.740750            9.245533           5.78%             376,015           2004
Insurance Products Fund             6.823011            8.740750          28.11%             421,183           2003
III - VIP Growth                    8.844341            6.823011         -22.85%             500,860           2002
Opportunities Portfolio:           10.463173            8.844341         -15.47%             553,584           2001
Service Class - Q/NQ               12.785954           10.463173         -18.17%             575,763           2000
                                   12.421717           12.785954           2.93%             360,972           1999
                                   10.000000           12.421717          24.22%               2,338           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.612918           13.078442          12.62%             135,348           2004
Insurance Products Fund             7.448995           11.612918          55.90%             142,757           2003
III - VIP Value Strategies         10.000000            7.448995         -25.51%              46,660           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                  13.800078           16.397022          18.82%             133,586           2004
International Value Fund:          10.000000           13.800078          38.00%              20,475           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap          18.094597           20.689986          14.34%             515,715           2004
Index Fund: Class I - Q/NQ         13.601153           18.094597          33.04%             446,765           2003
                                   16.253946           13.601153         -16.32%             451,039           2002
                                   16.670157           16.253946          -2.50%             282,466           2001
                                   14.644558           16.670157          13.83%             178,076           2000
                                   12.257790           14.644558          19.47%              18,380           1999
                                   10.000000           12.257790          22.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High           12.375393           13.461410           8.78%             297,880           2004
Income Bond Fund: Class I          10.244088           12.375393          20.81%             309,502           2003
- Q/NQ                             10.044539           10.244088           1.99%             271,035           2002
                                    9.755865           10.044539           2.96%             169,138           2001
                                   10.764664            9.755865          -9.37%             163,738           2000
                                   10.558563           10.764664           1.95%              41,627           1999
                                   10.000000           10.558563           5.59%               1,154           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 11.128016           13.275190          19.30%               2,332           2004
Emerging Markets Fund:              6.815122           11.128016          63.28%               4,608           2003
Class I - Q/NQ                      8.137235            6.815122         -16.25%               5,198           2002
                                    8.686950            8.137235          -6.33%               8,068           2001
                                   10.000000            8.686950         -13.13%               1,652           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 12.261030           14.628417          19.31%             115,140           2004
Emerging Markets Fund:              7.511024           12.261030          63.24%              38,972           2003
Class III - Q/NQ                   10.000000            7.511024         -24.89%              14,206           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          12.328333           14.753814          19.67%              21,757           2004
Financial Services Fund:            8.820856           12.328333          39.76%              12,713           2003
Class III - Q/NQ                   10.000000            8.820856         -11.79%               7,158           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          11.413172           12.160698           6.55%              46,615           2004
Health Sciences Fund:               8.445947           11.413172          35.13%              32,046           2003
Class III - Q/NQ                   10.000000            8.445947         -15.54%               7,965           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global           2.943564            3.033668           3.06%              43,327           2004
Technology and                      1.919236            2.943564          53.37%              44,866           2003
Communications Fund: Class          3.395066            1.919236         -43.47%              55,769           2002
I - Q/NQ                            6.000048            3.395066         -43.42%             212,742           2001
                                   10.000000            6.000048         -40.00%              37,213           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          10.934690           11.265699           3.03%              31,338           2004
Technology and                      7.131516           10.934690          53.33%              37,544           2003
Communications Fund: Class         10.000000            7.131516         -28.68%              17,202           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global           9.738560           12.503205          28.39%              46,111           2004
Utilities Fund: Class III           7.938080            9.738560          22.68%              13,732           2003
- Q/NQ                             10.000000            7.938080         -20.62%               8,309           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 12.780385           13.038934           2.02%           1,576,914           2004
Government Bond Fund:              12.681945           12.780385           0.78%           1,938,662           2003
Class I - Q/NQ                     11.565612           12.681945           9.65%           2,352,258           2002
                                   10.914977           11.565612           5.96%           1,454,681           2001
                                    9.816007           10.914977          11.20%             726,176           2000
                                   10.174058            9.816007          -3.52%             293,407           1999
                                   10.000000           10.174058           1.74%               1,172           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth           6.077202            6.494037           6.86%             316,784           2004
Fund: Class I - Q/NQ                4.633836            6.077202          31.15%             415,903           2003
                                    6.580071            4.633836         -29.58%             471,904           2002
                                    9.268169            6.580071         -29.00%             545,874           2001
                                   12.767993            9.268169         -27.41%             615,832           2000
                                   12.392954           12.767993           3.03%             437,518           1999
                                   10.000000           12.392954          23.93%               2,724           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                  6.531881            7.369528          12.82%               3,172           2004
International Growth Fund:          4.874649            6.531881          34.00%               3,621           2003
Class I - Q/NQ                      6.500996            4.874649         -25.02%               7,764           2002
                                    9.222891            6.500996         -29.51%              11,970           2001
                                   10.000000            9.222891          -7.77%                 820           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.392529           11.741561          12.98%              18,535           2004
International Growth Fund:          7.772433           10.392529          33.71%              13,214           2003
Class III - Q/NQ                   10.000000            7.772433         -22.28%              13,181           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.595099           10.954966           3.40%             403,154           2004
Investor Destinations               9.938018           10.595099           6.61%             466,014           2003
Conservative Fund: Class           10.000000            9.938018          -0.62%             280,885           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.710627           11.339678           5.87%             381,711           2004
Investor Destinations               9.534557           10.710627          12.33%             327,655           2003
Moderately Conservative            10.000000            9.534557          -4.65%             183,916           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.720050           11.601416           8.22%           1,003,875           2004
Investor Destinations               9.037949           10.720050          18.61%             802,953           2003
Moderate Fund: Class II -          10.000000            9.037949          -9.62%             476,570           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.748772           11.904051          10.75%             396,946           2004
Investor Destinations               8.590418           10.748772          25.13%             253,401           2003
Moderately Aggressive              10.000000            8.590418         -14.10%             102,280           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.733522           12.092189          12.66%             118,079           2004
Investor Destinations               8.238400           10.733522          30.29%             115,070           2003
Aggressive Fund: Class II          10.000000            8.238400         -17.62%              71,260           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap         11.283480           12.857985          13.95%             283,720           2004
Growth Fund: Class I - Q/NQ         8.149536           11.283480          38.46%             325,363           2003
                                   13.096398            8.149536         -37.77%             355,444           2002
                                   19.022019           13.096398         -31.15%             434,734           2001
                                   22.750997           19.022019         -16.39%             391,137           2000
                                   12.463581           22.750997          82.54%             139,347           1999
                                   10.000000           12.463581          24.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           11.181852           11.137309          -0.40%           1,885,578           2004
Market Fund: Class I - Q/NQ        11.247296           11.181852          -0.58%           2,649,818           2003
                                   11.247642           11.247296           0.00%           3,603,141           2002
                                   10.989031           11.247642           2.35%           3,319,525           2001
                                   10.489614           10.989031           4.76%           2,526,306           2000
                                   10.126097           10.489614           3.59%             992,465           1999
                                   10.000000           10.126097           1.26%              48,756           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.960481           11.884933           8.43%             674,188           2004
Nationwide(R) Fund: Class I           8.699902           10.960481          25.98%             771,491           2003
- Q/NQ                             10.654646            8.699902         -18.35%             844,990           2002
                                   12.230458           10.654646         -12.88%             823,212           2001
                                   12.646339           12.230458          -3.29%             966,710           2000
                                   11.968910           12.646339           5.66%             269,704           1999
                                   10.000000           11.968910          19.69%               2,349           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 11.335649           13.302006          17.35%              17,350           2004
Nationwide(R) Leaders Fund:           9.135134           11.335649          24.09%              20,469           2003
Class III - Q/NQ                   10.000000            9.135134          -8.65%              33,603           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.            11.285270           12.537575          11.10%              60,220           2004
Growth Leaders Fund: Class          7.495072           11.285270          50.57%              89,473           2003
III - Q/NQ                         10.000000            7.495072         -25.05%              18,268           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                  9.823812           11.226453          14.28%              83,138           2004
Worldwide Leaders Fund:             7.307866            9.823812          34.43%              93,000           2003
Class I - Q/NQ                      9.913802            7.307866         -26.29%             110,732           2002
                                   12.359900            9.913802         -19.79%             124,511           2001
                                   14.267173           12.359900         -13.37%             127,914           2000
                                   11.747364           14.267173          21.45%              75,630           1999
                                   10.000000           11.747364          17.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 13.575979           15.514347          14.28%               4,385           2004
Worldwide Leaders Fund:            10.000000           13.575979          35.76%               3,988           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth         12.973972           14.537994          12.06%             241,501           2004
Fund: Class I - Q/NQ                9.780139           12.973972          32.66%             264,793           2003
                                   14.838618            9.780139         -34.09%             261,220           2002
                                   16.846010           14.838618         -11.92%             242,911           2001
                                   20.338511           16.846010          17.17%             181,557           2000
                                   10.000000           20.338511         103.39%              31,219           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value          24.685368           28.608182          15.89%             509,345           2004
Fund: Class I - Q/NQ               15.928613           24.685368          54.98%             508,152           2003
                                   22.134881           15.928613         -28.04%             530,805           2002
                                   17.466310           22.134881          26.73%             433,738           2001
                                   15.896867           17.466310           9.87%             164,209           2000
                                   12.586199           15.896867          26.30%              72,346           1999
                                   10.000000           12.586199          25.86%               1,878           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company            19.296948           22.692159          17.59%             543,249           2004
Fund: Class I - Q/NQ               13.850506           19.296948          39.32%             548,766           2003
                                   16.957444           13.850506         -18.32%             551,748           2002
                                   18.398225           16.957444          -7.83%             420,417           2001
                                   17.099098           18.398225           7.60%             341,249           2000
                                   12.016781           17.099098          42.29%              80,387           1999
                                   10.000000           12.016781          20.17%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT              10.195536           10.928545           7.19%             407,791           2004
Balanced Fund: Class I -            8.714584           10.195536          16.99%             457,057           2003
Q/NQ                               10.059016            8.714584         -13.37%             446,142           2002
                                   10.570325           10.059016          -4.84%             307,827           2001
                                   10.735723           10.570325          -1.54%             189,272           2000
                                   10.772545           10.735723          -0.34%              54,933           1999
                                   10.000000           10.772545           7.73%                 842           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT               10.278230           11.931935          16.09%             553,511           2004
Comstock Value Fund: Class          7.914998           10.278230          29.86%             427,420           2003
I - Q/NQ                           10.702140            7.914998         -26.04%             281,970           2002
                                   12.331560           10.702140         -13.21%             224,578           2001
                                   13.963829           12.331560         -11.69%             187,275           2000
                                   11.927845           13.963829          17.07%              39,186           1999
                                   10.000000           11.927845          19.28%               1,552           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi         13.251194           13.947624           5.26%             416,983           2004
Sector Bond Fund: Class I          11.962673           13.251194          10.77%             454,110           2003
- Q/NQ                             11.293959           11.962673           5.92%             536,284           2002
                                   10.972282           11.293959           2.93%             290,144           2001
                                   10.510552           10.972282           4.39%             164,790           2000
                                   10.475252           10.510552           0.34%              45,312           1999
                                   10.000000           10.475252           4.75%               1,706           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust           10.000000           11.393010          13.93%              57,681           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty          6.206483            7.233815          16.55%           1,816,328           2004
Portfolio: Service Shares           5.224689            6.206483          18.79%           2,179,617           2003
- Q/NQ                              6.290120            5.224689         -16.94%           2,562,268           2002
                                    8.145127            6.290120         -22.77%           3,001,802           2001
                                   10.000000            8.145127         -18.55%           2,801,845           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -                3.404379            3.382577          -0.64%             846,091           2004
Global Technology                   2.352398            3.404379          44.72%           1,082,245           2003
Portfolio: Service Shares           4.030994            2.352398         -41.64%           1,297,660           2002
- Q/NQ                              6.509446            4.030994         -38.07%           2,142,738           2001
                                   10.000000            6.509446         -34.91%           2,037,720           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               10.317923           10.279283          -0.37%              35,540           2004
Global Technology                   7.097740           10.317923          45.37%              62,167           2003
Portfolio: Service II              10.000000            7.097740         -29.02%              26,783           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -                6.034263            7.075935          17.26%           1,116,043           2004
International Growth                4.539769            6.034263          32.92%           1,346,164           2003
Portfolio: Service Shares           6.189198            4.539769         -26.65%           1,629,083           2002
- Q/NQ                              8.181886            6.189198         -24.35%           2,035,249           2001
                                   10.000000            8.181886         -18.18%           1,896,028           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               10.296399           12.076286          17.29%             188,451           2004
International Growth                7.745526           10.296399          32.93%             173,256           2003
Portfolio: Service II              10.000000            7.745526         -22.54%             161,911           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               12.203564           14.162874          16.06%               1,266           2004
Risk-Managed Core                  10.000000           12.203564          22.04%                 222           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          12.855226           14.709611          14.43%             279,874           2004
Management Trust - AMT              9.874844           12.855226          30.18%             316,225           2003
Guardian Portfolio - Q/NQ          13.589004            9.874844         -27.33%             354,304           2002
                                   13.965623           13.589004          -2.70%             287,550           2001
                                   13.976229           13.965623          -0.08%             190,158           2000
                                   12.307946           13.976229          13.55%             141,287           1999
                                   10.000000           12.307946          23.08%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.019076            9.975981          -0.43%             142,630           2004
Management Trust - AMT             10.000000           10.019076           0.19%              35,424           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          12.527159           14.395278          14.91%             635,536           2004
Management Trust - AMT              9.900112           12.527159          26.54%             701,600           2003
Mid-Cap Growth Portfolio:          14.181298            9.900112         -30.19%             734,908           2002
Class I - Q/NQ                     19.049729           14.181298         -25.56%             821,724           2001
                                   20.834304           19.049729          -8.57%             720,898           2000
                                   13.702754           20.834304          52.04%             183,595           1999
                                   10.000000           13.702754          37.03%               1,744           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          11.981613           14.084147          17.55%             311,140           2004
Management Trust - AMT              8.977079           11.981613          33.47%             293,076           2003
Partners Portfolio - Q/NQ          11.978104            8.977079         -25.05%             291,866           2002
                                   12.477284           11.978104          -4.00%             281,431           2001
                                   12.539993           12.477284          -0.50%             231,429           2000
                                   11.821068           12.539993           6.08%             127,887           1999
                                   10.000000           11.821068          18.21%               2,787           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.000000           11.292761          12.93%               3,286           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               12.394931           14.668150          18.34%             594,200           2004
Account Funds -                     9.989064           12.394931          24.09%             645,765           2003
Oppenheimer Aggressive             14.001802            9.989064         -28.66%             750,244           2002
Growth Fund/VA:                    20.620784           14.001802         -32.10%             909,302           2001
Non-Service Shares - Q/NQ          23.512658           20.620784         -12.30%             886,753           2000
                                   12.961315           23.512658          81.41%             147,653           1999
                                   10.000000           12.961315          29.61%               1,383           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               14.206657           15.009784           5.65%           1,362,727           2004
Account Funds -                    10.981083           14.206657          29.37%           1,456,927           2003
Oppenheimer Capital                15.196200           10.981083         -27.74%           1,522,830           2002
Appreciation Fund/VA:              17.594890           15.196200         -13.63%           1,450,232           2001
Non-Service Shares - Q/NQ          17.848621           17.594890          -1.42%           1,053,477           2000
                                   12.752843           17.848621          39.96%             276,633           1999
                                   10.000000           12.752843          27.53%               2,543           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               14.238187           16.767687          17.77%             349,619           2004
Account Funds -                    10.000000           14.238187          42.38%             143,315           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable                8.994884           10.590024          17.73%             671,243           2004
Account Funds -                     6.365520            8.994884          41.31%             752,007           2003
Oppenheimer Global                  8.274485            6.365520         -23.07%             956,122           2002
Securities Fund/VA:                 9.521827            8.274485         -13.10%             604,206           2001
Non-Service Shares - Q/NQ          10.000000            9.521827          -4.78%             175,518           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               11.739303           12.695602           8.15%           1,419,909           2004
Account Funds -                     9.376475           11.739303          25.20%           1,603,607           2003
Oppenheimer Main Street(R)           11.687410            9.376475         -19.77%           1,679,637           2002
Fund/VA: Non-Service               13.168121           11.687410         -11.24%           1,640,884           2001
Shares - Q/NQ                      14.609212           13.168121          -9.86%           1,275,868           2000
                                   12.149185           14.609212          20.25%             370,716           1999
                                   10.000000           12.149185          21.49%               2,736           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund             9.123015           10.655882          16.80%           1,151,609           2004
II, Inc.: Investor Class -          6.739605            9.123015          35.36%           1,226,689           2003
Q/NQ                                9.321492            6.739605         -27.70%           1,298,523           2002
                                    9.798273            9.321492          -4.87%             839,984           2001
                                   10.000000            9.788273          -2.02%             180,575           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      23.781464           25.860301           8.74%              57,104           2004
Institutional Funds, Inc.          18.824701           23.781464          26.33%              88,558           2003
- Emerging Markets Debt            17.444590           18.824701           7.91%             124,296           2002
Portfolio: Class I - Q/NQ          16.037786           17.444590           8.77%              51,166           2001
                                   14.572201           16.037786          10.06%              50,072           2000
                                   11.400149           14.572201          27.82%              32,668           1999
                                   10.000000           11.400149          14.00%                 593           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                       5.734597            6.889420          20.14%             466,995           2004
Institutional Funds, Inc.           4.094230            5.734597          40.07%             466,170           2003
- Mid Cap Growth                    6.019598            4.094230         -31.98%             482,922           2002
Portfolio: Class I - Q/NQ           8.620055            6.019598         -30.17%             500,028           2001
                                   10.000000            8.620055         -13.80%             158,997           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      18.750068           25.267437          34.76%             306,365           2004
Institutional Funds, Inc.          13.800701           18.750068          35.86%             300,785           2003
- U.S. Real Estate                 14.079160           13.800701          -1.98%             333,207           2002
Portfolio: Class I - Q/NQ          12.974262           14.079160           8.52%             208,985           2001
                                   12.479280           12.974262           3.97%             155,239           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  19.499977           24.254218          24.38%              83,036           2004
Insurance Trust -                  12.800242           19.499977          52.34%              93,751           2003
Worldwide Emerging Markets         13.343009           12.800242          -4.07%              97,789           2002
Fund: Initial Class - Q/NQ         13.755231           13.343009          -3.00%             109,182           2001
                                   23.947713           13.755231         -42.56%             124,085           2000
                                   12.101814           23.947713          97.89%              51,918           1999
                                   10.000000           12.101814          21.02%               1,018           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  10.000000           12.626866          26.27%              15,293           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  16.917457           20.764275          22.74%              34,101           2004
Insurance Trust -                  11.826254           16.917457          43.05%             107,171           2003
Worldwide Hard Assets              12.319065           11.826254          -4.00%              37,085           2002
Fund: Initial Class - Q/NQ         13.923943           12.319065         -11.53%              37,974           2001
                                   12.649846           13.923943          10.07%              29,361           2000
                                   10.581149           12.649846          19.55%              28,359           1999
                                   10.000000           10.581149           5.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  10.000000           12.483933          24.84%              31,745           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance          9.823331           10.643577           8.35%             252,733           2004
Funds - Diversified Stock           7.366518            9.823331          33.35%             320,146           2003
Fund: Class A - Q/NQ                9.739393            7.366518         -24.36%             365,417           2002
                                    9.827143            9.739393          -0.89%             460,231           2001
                                   10.060160            9.827143          -2.32%             499,777           2000
                                   10.000000           10.060160           0.60%             288,815           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


                MAXIMUM OPTIONAL BENEFITS ELECTED (TOTAL 2.20%)

   (VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           8.486720            9.378483          10.51%               5,493           2004
Portfolios, Inc. -                  6.708323            8.486720          26.51%              15,518           2003
American Century VP Income          8.507395            6.708323         -21.15%              17,814           2002
& Growth Fund: Class I              9.492984            8.507395         -10.38%              14,380           2001*
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           8.155031            9.165959          12.40%               3,654           2004
Portfolios, Inc. -                  6.696904            8.155031          21.77%               3,654           2003
American Century VP                 8.599678            6.696904         -22.13%               7,112           2002
International Fund: Class          12.417190            8.599678         -30.74%               4,968           2001*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           9.736044           10.957867          12.55%               3,231           2004
Portfolios, Inc. -                  7.995231            9.736044          21.77%               2,295           2003
American Century VP                10.000000            7.995231         -20.05%               2,500           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           9.674012           10.471276           8.24%               4,679           2004
Portfolios, Inc. -                  7.919558            9.674012          22.15%               4,732           2003
American Century VP Ultra          10.000000            7.919558         -20.80%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          12.023986           13.445055          11.82%              32,409           2004
Portfolios, Inc. -                  9.533443           12.023986          26.12%              34,120           2003
American Century VP Value          11.156087            9.533443         -14.54%              37,456           2002
Fund: Class I - Q/NQ               10.111910           11.156087          10.33%              12,980           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.171166           10.525419           3.48%               7,869           2004
Portfolios II, Inc. -              10.000000           10.171166           1.71%               5,144           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -               8.009928            9.242997          15.39%                   0           2004
Global Small Cap Portfolio          5.546504            8.009928          44.41%                   0           2003
- Q/NQ                              8.613696            5.546504         -35.61%                   0           2002
                                   12.343799            8.613696         -30.22%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -               8.200839            9.202885          12.22%                   0           2004
International Focus                 6.300292            8.200839          30.17%                   0           2003
Portfolio - Q/NQ                    8.043179            6.300292         -21.67%                   0           2002
                                   10.582777            8.043179         -24.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -               9.012504            9.814109           8.89%                   0           2004
Large Cap Value Portfolio           7.362375            9.012504          22.41%                   0           2003
- Q/NQ                              9.789046            7.362375         -24.79%                   0           2002
                                    9.916793            9.789046          -1.29%                   0           2001*
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                 10.189578           12.146432          19.20%               1,037           2004
Portfolios - Small Cap              7.561672           10.189578          34.75%               1,096           2003
Stock Index Portfolio:             10.000000            7.561672         -24.38%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially                6.673008            6.931538           3.87%               2,390           2004
Responsible Growth Fund,            5.414906            6.673008          23.23%               2,330           2003
Inc.: Initial Shares - Q/NQ         7.792572            5.414906         -30.51%               2,248           2002
                                   10.292793            7.792572         -24.29%                 922           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,           7.813792            8.455066           8.21%              25,104           2004
Inc.: Initial Shares - Q/NQ         6.224012            7.813792          25.54%              28,516           2003
                                    8.197399            6.224012         -24.07%              36,635           2002
                                    9.545801            8.197399         -14.13%              11,021           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                    8.442921            8.673868           2.74%               1,343           2004
Investment Fund                     7.124457            8.442921          18.51%                 882           2003
-Appreciation Portfolio:            8.746914            7.124457         -18.55%               2,622           2002
Initial Shares - Q/NQ               9.863100            8.746914         -11.32%               3,171           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         12.140716           12.303438           1.34%              18,686           2004
- Federated Quality Bond           11.862727           12.140716           2.34%              23,245           2003
Fund II: Primary Shares -          11.096780           11.862727           6.90%              24,434           2002
Q/NQ                               10.505742           11.096780           5.63%              3,1998           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   9.431146           10.273613           8.93%              26,140           2004
Insurance Products Fund -           7.405226            9.431146          27.36%              24,278           2003
VIP Equity-Income                   9.122665            7.405226         -18.83%              25,233           2002
Portfolio: Service Class -          9.829356            9.122665          -7.19%               8,921           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   7.618533            7.694090           0.99%              17,167           2004
Insurance Products Fund -           5.866545            7.618533          29.86%              15,817           2003
VIP Growth Portfolio:               8.594096            5.866545         -31.74%              12,016           2002
Service Class - Q/NQ               10.682489            8.594096         -19.55%               2,569           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   7.910922            8.469429           7.06%              17,155           2004
Insurance Products Fund -           6.370568            7.910922          24.18%              16,625           2003
VIP High Income Portfolio:          6.286416            6.370568           1.34%              19,278           2002
Service Class - Q/NQ                7.296736            6.286416         -13.85%               1,238           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   8.644743            9.594958          10.99%               3,992           2004
Insurance Products Fund -           6.172254            8.644743          40.06%               4,241           2003
VIP Overseas Portfolio:             7.923128            6.172254         -22.10%               5,977           2002
Service Class - Q/NQ               10.292010            7.923128         -23.02%               1,411           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.763107           11.947091          11.00%               3,728           2004
Insurance Products Fund -           7.682181           10.763107          40.10%               4,027           2003
VIP Overseas Portfolio:            10.000000            7.682181         -23.18%               4,111           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   9.773384           11.024639          12.80%              15,088           2004
Insurance Products Fund II          7.785588            9.773384          25.53%              24,165           2003
- VIP Contrafund(R)                   8.789237            7.785588         -11.42%              23,235           2002
Portfolio: Service Class -         10.256023            8.789237         -14.30%               9,915           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.066869           10.270637           2.02%                   0           2004
Insurance Products Fund II         10.000000           10.066869           0.67%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   6.456082            6.759816           4.70%                   0           2004
Insurance Products Fund             5.091068            6.456082          26.81%                   0           2003
III - VIP Growth                    6.666912            5.091068         -23.64%               2,479           2002
Opportunities Portfolio:            7.968441            6.666912         -16.33%               2,479           2001*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.417557           12.728329          11.48%               1,430           2004
Insurance Products Fund             7.398393           11.417557          54.32%               1,569           2003
III - VIP Value Strategies         10.000000            7.398393         -26.02%                 600           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                  13.706741           16.121390          17.62%               2,303           2004
International Value Fund:          10.000000           13.706741          37.07%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap          13.534578           15.319315          13.19%              12,716           2004
Index Fund: Class I - Q/NQ         10.277402           13.534578          31.69%              13,281           2003
                                   12.407725           10.277402         -17.17%              12,945           2002
                                   12.856503           12.407725          -3.49%               4,288           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High           10.644927           11.461933           7.68%               2,824           2004
Income Bond Fund: Class I           8.901664           10.644927          19.58%               6,487           2003
- Q/NQ                              8.817499            8.901664           0.95%               6,387           2002
                                    8.652194            8.817499           1.91%               3,246           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.766220           12.713638          18.09%                   0           2004
Emerging Markets Fund:              6.660810           10.766220          61.64%                   0           2003
Class I - Q/NQ                      8.034443            6.660810         -17.10%                   0           2002
                                    8.665651            8.034443          -7.28%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 12.054715           14.236749          18.10%                 208           2004
Emerging Markets Fund:              7.459964           12.054715          61.59%                  73           2003
Class III - Q/NQ                   10.000000            7.459964         -25.40%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          12.088490           14.320460          18.46%                   0           2004
Financial Services Fund:            8.737555           12.088490          38.35%                   0           2003
Class III - Q/NQ                   10.000000            8.737555         -12.62%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          11.191032           11.803332           5.47%               8,510           2004
Health Sciences Fund:               8.366124           11.191032          33.77%               3,483           2003
Class III - Q/NQ                   10.000000            8.366124         -16.34%                 625           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global           2.847694            2.905172           2.02%               3,233           2004
Technology and                      1.875661            2.847694          51.82%               3,233           2003
Communications Fund: Class          3.352039            1.875661         -44.04%               3,233           2002
I - Q/NQ                            5.985272            3.352039         -44.00%               1,961           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          10.750674           10.964030           1.98%                 198           2004
Technology and                      7.083013           10.750674          51.78%                 198           2003
Communications Fund: Class         10.000000            7.083013         -29.17%                 198           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global           9.548987           12.135881          27.09%                   0           2004
Utilities Fund: Class III           7.863084            9.548987          21.44%                   0           2003
- Q/NQ                             10.000000            7.863084         -21.37%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 12.128686           12.248814           0.99%               6,635           2004
Government Bond Fund:              12.158343           12.128686          -0.24%              15,186           2003
Class I - Q /NQ                    11.201435           12.158343           8.54%              14,437           2002
                                   10.679917           11.201435           4.88%              10,795           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth           4.421055            4.676487           5.78%                   0           2004
Fund: Class I - Q/NQ                3.405447            4.421055          29.82%                   0           2003
                                    4.885325            3.405447         -30.29%                   0           2002
                                    6.952067            4.885325         -29.73%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                  6.319464            7.057732          11.68%                   0           2004
International Growth Fund:          4.764292            6.319464          32.64%                   0           2003
Class I - Q/NQ                      6.418930            4.764292         -25.78%                   0           2002
                                    9.200325            6.418930         -30.23%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.217597           11.427124          11.84%                   0           2004
International Growth Fund:          7.719631           10.217597          32.36%                   0           2003
Class III - Q/NQ                   10.000000            7.719631         -22.80%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.388956           10.633118           2.35%              35,311           2004
Investor Destinations               9.844280           10.388956           5.53%              38,879           2003
Conservative Fund: Class           10.000000            9.844280          -1.56%              36,403           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.502231           11.006534           4.80%             160,779           2004
Investor Destinations               9.444587           10.502231          11.20%             178,115           2003
Moderately Conservative            10.000000            9.444587          -5.55%               9,120           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.511469           11.260586           7.13%             291,561           2004
Investor Destinations               8.952638           10.511469          17.41%             280,231           2003
Moderate Fund: Class II -          10.000000            8.952638         -10.47%              82,019           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.539613           11.554315           9.63%             185,981           2004
Investor Destinations               8.509285           10.539613          23.86%             235,385           2003
Moderately Aggressive              10.000000            8.509285         -14.91%              56,432           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.524667           11.736943          11.52%              65,682           2004
Investor Destinations               8.160577           10.524667          28.97%              45,921           2003
Aggressive Fund: Class II          10.000000            8.160577         -18.39%              17,097           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap          6.955946            7.846365          12.80%                   0           2004
Growth Fund: Class I - Q/NQ         5.075250            6.955946          37.06%                   0           2003
                                    8.239625            5.075250         -38.40%                   0           2002
                                   12.091356            8.239625         -31.86%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           10.413500           10.267038          -1.41%              45,178           2004
Market Fund: Class I -             10.581548           10.413500          -1.59%              59,044           2003
Q/NQ                               10.690073           10.581548          -1.02%              73,805           2002
                                   10.551662           10.690073           1.31%              27,635           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                  8.170362            8.769845           7.34%               5,093           2004
Nationwide(R) Fund: Class I           6.551449            8.170362          24.71%               5,093           2003
- Q/NQ                              8.105635            6.551449         -19.17%               4,917           2002
                                    9.400269            8.105635         -13.77%               1,286           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 11.115113           12.911256          16.16%                 216           2004
Nationwide(R) Leaders Fund:           9.048877           11.115113          22.83%                 216           2003
Class III - Q/NQ                   10.000000            9.048877          -9.51%                 216           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.            11.065737           12.169279           9.97%                 915           2004
Growth Leaders Fund: Class          7.424251           11.065737          49.05%                   0           2003
III - Q/NQ                         10.000000            7.424251         -25.76%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                  7.367390            8.334131          13.12%               4,578           2004
Worldwide Leaders Fund:             5.536514            7.367390          33.07%               5,248           2003
Class I - Q/NQ                      7.587757            5.536514         -27.03%               5,248           2002
                                    9.557425            7.587757         -20.61%               2,724           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 13.484171           15.253536          13.12%                   0           2004
Worldwide Leaders Fund:            10.000000           13.484171          34.84%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth         12.372523           13.723755          10.92%               7,461           2004
Fund: Class I - Q/NQ                9.421976           12.372523          31.32%               7,498           2003
                                   14.441772            9.421976         -34.76%               7,706           2002
                                   16.564493           14.441772         -12.81%                 272           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value          17.380579           19.938786          14.72%              17,952           2004
Fund: Class I - Q/NQ               11.329505           17.380579          53.41%              16,495           2003
                                   15.905177           11.329505         -28.77%              19,673           2002
                                   12.679678           15.905177          25.44%               8,057           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company            15.252779           17.754986          16.40%               3,484           2004
Fund: Class I - Q/NQ               11.059519           15.252779          37.92%               7,114           2003
                                   13.679062           11.059519         -19.15%               4,387           2002
                                   14.994163           13.679062          -8.77%               2,562           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT               8.616061            9.142054           6.10%                 760           2004
Balanced Fund: Class I -            7.439775            8.616061          15.81%                 816           2003
Q/NQ                                8.675437            7.439775         -14.24%               1,352           2002
                                    9.210211            8.675437          -5.81%                 784           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT                7.591688            8.723996          14.92%               1,945           2004
Comstock Value Fund: Class          5.905872            7.591688          28.54%                 374           2003
I - Q/NQ                            8.067350            5.905872         -26.79%                   0           2002
                                    9.391322            8.067350         -14.10%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi         11.940484           12.440836           4.19%              42,307           2004
Sector Bond Fund: Class I          10.889602           11.940484           9.65%              42,667           2003
- Q/NQ                             10.385975           10.889602           4.85%              22,426           2002
                                   10.193887           10.385975           1.88%               3,062           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust           10.000000           11.316668          13.17%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty          5.963253            6.880030          15.37%              13,307           2004
Portfolio: Service Shares           5.071211            5.963253          17.59%              15,233           2003
- Q/NQ                              6.167860            5.071211         -17.78%              20,046           2002
                                    8.069120            6.167860         -23.56%               6,892           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -                3.270799            3.216948          -1.65%               4,473           2004
Global Technology                   2.283163            3.270799          43.26%               8,684           2003
Portfolio: Service Shares           3.952480            2.283163         -42.23%              11,482           2002
- Q/NQ                              6.448594            3.952480         -38.71%               8,733           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               10.144265           10.003958          -1.38%                 869           2004
Global Technology                   7.049473           10.144265          43.90%               1,006           2003
Portfolio: Service II              10.000000            7.049473         -29.51%                 656           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -                5.797749            6.729816          16.08%              13,922           2004
International Growth                4.406372            5.797749          31.58%              14,452           2003
Portfolio: Service Shares           6.068862            4.406372         -27.39%              19,051           2002
- Q/NQ                              8.105491            6.068862         -25.13%               8,303           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               10.123089           11.752892          16.10%                 354           2004
International Growth                7.692915           10.123089          31.59%                 381           2003
Portfolio: Service II              10.000000            7.692915         -23.07%                 533           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               12.121002           13.924752          14.88%                   0           2004
Risk-Managed Core                  10.000000           12.121002          21.21%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers           8.773586            9.937627          13.27%               2,065           2004
Management Trust - AMT              6.808334            8.773586          28.87%               3,341           2003
Guardian Portfolio - Q/NQ           9.465116            6.808334         -28.07%               3,341           2002
                                    9.827558            9.465116          -3.69%                 205           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers           9.951175            9.808073          -1.44%               6,351           2004
Management Trust - AMT             10.000000            9.951175          -0.49%               1,653           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers           8.781733            9.989182          13.75%              16,392           2004
Management Trust - AMT              7.010993            8.781733          25.26%              16,667           2003
Mid-Cap Growth Portfolio:          10.145761            7.010993         -30.90%              12,077           2002
Class I - Q/NQ                     13.769410           10.145761         -26.32%               2,101           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers           8.689579           10.111080          16.36%               2,829           2004
Management Trust - AMT              6.577049            8.689579          32.12%               2,566           2003
Partners Portfolio - Q/NQ           8.865670            6.577049         -25.81%               2,603           2002
                                    9.330235            8.865670          -4.98%               1,173           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.000000           11.217069          12.17%                 154           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable                8.106165            9.495781          17.14%              10,605           2004
Account Funds -                     6.599464            8.106165          22.83%              10,607           2003
Oppenheimer Aggressive              9.345324            6.599464         -29.38%              10,602           2002
Growth Fund/VA:                    13.905014            9.345324         -32.79%               1,338           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable                9.717730           10.163198           4.58%              10,910           2004
Account Funds -                     7.588056            9.717730          28.07%              12,598           2003
Oppenheimer Capital                10.608373            7.588056         -28.47%              13,437           2002
Appreciation Fund/VA:              12.409461           10.608373         -14.51%               9,125           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               14.141920           16.485857          16.57%              32,664           2004
Account Funds -                    10.000000           14.141920          41.42%              29,464           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable                8.665362           10.098870          16.54%               5,551           2004
Account Funds -                     6.194920            8.665362          39.88%               5,848           2003
Oppenheimer Global                  8.135212            6.194920         -23.85%               6,615           2002
Securities Fund/VA:                 9.458032            8.135212         -13.99%               7,742           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable                8.292232            8.876997           7.05%              20,587           2004
Account Funds -                     6.690842            8.292232          23.93%              28,321           2003
Oppenheimer Main Stree(R)t            8.425292            6.690842         -20.59%              37,431           2002
Fund/VA: Non-Service                9.590436            8.425292         -12.15%              18,017           2001*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund             8.788827           10.161699          15.62%              13,500           2004
II, Inc.: Investor Class -          6.559028            8.788827          34.00%              18,219           2003
Q/NQ                                9.164675            6.559028         -28.43%              19,914           2002
                                    9.732623            9.164675          -5.84%              15,992           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      17.507218           18.844947           7.64%               1,579           2004
Institutional Funds, Inc.          13.999772           17.507218          25.05%               2,569           2003
- Emerging Markets Debt            13.106031           13.999772           6.82%               2,569           2002
Portfolio: Class I - Q/NQ          12.173002           13.106031           7.66%                 728           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                       5.524347            6.569692          18.92%              19,147           2004
Institutional Funds, Inc.           3.984372            5.524347          38.65%              17,998           2003
- Mid Cap Growth                    5.918142            3.984372         -32.68%              18,571           2002
Portfolio: Class I - Q/NQ           8.562201            5.918142         -30.88%              12,493           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      15.769776           21.036292          33.40%              31,663           2004
Institutional Funds, Inc.          11.725612           15.769776          34.49%              35,700           2003
- U.S. Real Estate                 12.084542           11.725612          -2.97%              20,960           2002
Portfolio: Class I - Q/NQ          11.250727           12.084542           7.41%               4,118           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  12.151788           14.961568          23.12%               1,060           2004
Insurance Trust -                   8.058096           12.151788          50.80%               1,060           2003
Worldwide Emerging Markets          8.485820            8.058096          -5.04%               1,060           2002
Fund: Initial Class - Q/NQ          8.838136            8.485820          -3.99%                 928           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  10.000000           12.542241          25.42%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  12.780575           15.528066          21.50%                 116           2004
Insurance Trust -                   9.025587           12.780575          41.60%                 116           2003
Worldwide Hard Assets               9.497863            9.025587          -4.97%                 116           2002
Fund: Initial Class - Q/NQ         10.845725            9.497863         -12.43%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  10.000000           12.400273          24.00%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance          9.530925           10.222262           7.25%                   0           2004
Funds - Diversified Stock           7.220212            9.530925          32.00%                   0           2003
Fund: Class A - Q/NQ                9.643755            7.220212         -25.13%                   0           2002
                                    9.830796            9.643755          -1.90%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS


The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.


CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.


When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities


Distributions from IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRAs was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................142


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.78% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

On April 8, 2005, the Strong Opportunity Fund II, Inc.: Investor Class merged into the Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Opportunity Fund II, Inc.: Investor Class.

The GVIT - Federated GVIT High Income Bond Fund: Class III was added to the variable account effective May 1, 2005. Therefore, no Condensed Financial Information is available.


                   No Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.800602           13.173845                11.64%             830,554           2004
Portfolios, Inc. -           9.233496            11.800602                27.80%             964,050           2003
American Century VP Income   11.591056           9.233496                -20.34%           1,020,097           2002
& Growth Fund: Class I -     12.802086           11.591056                -9.46%           1,029,114           2001
Q/NQ                         14.495483           12.802086               -11.68%             819,540           2000
                             12.431326           14.495483                16.60%             371,526           1999
                             10.000000           12.431326                24.31%               2,464           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.835624            11.167883                13.55%             614,822           2004
Portfolios, Inc. -           7.995327            9.835624                 23.02%             719,818           2003
American Century VP          10.162935           7.995327                -21.33%             875,581           2002
International Fund: Class    14.524713           10.162935               -30.03%           1,073,931           2001
I - Q/NQ                     17.674116           14.524713               -17.82%             995,517           2000
                             10.904652           17.674116                62.08%             265,458           1999
                             10.000000           10.904652                 9.05%                 223           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.902768            11.259425                13.70%             216,916           2004
Portfolios, Inc. -           8.049901            9.902768                 23.02%             184,972           2003
American Century VP          10.000000           8.049901                -19.50%             138,652           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.839643            10.759422                 9.35%              37,979           2004
Portfolios, Inc. -           7.973718            9.839643                 23.40%              50,115           2003
American Century VP Ultra    10.000000           7.973718                -20.26%              17,399           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    16.119499           18.208834                12.96%           1,165,128           2004
Portfolios, Inc. -           12.651422           16.119499                27.41%           1,127,151           2003
American Century VP Value    14.654697           12.651422               -13.67%           1,190,662           2002
Fund: Class I - Q/NQ         13.147862           14.654697                11.46%             869,720           2001
                             11.263216           13.147862                16.73%             324,487           2000
                             11.497731           11.263216                -2.04%             157,763           1999
                             10.000000           11.497731                14.98%               1,306           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.240855           10.705893                 4.54%             277,614           2004
Portfolios II, Inc. -        10.000000           10.240855                 2.41%              42,431           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        11.028092           12.855886                16.57%              11,762           2004
Global Small Cap Portfolio   7.559296            11.028092                45.89%              18,531           2003
- Q/NQ                       11.620449           7.559296                -34.95%              30,444           2002
                             16.482534           11.620449               -29.50%              42,821           2001
                             20.579437           16.482534               -19.91%              36,041           2000
                             12.739606           20.579437                61.54%              32,895           1999
                             10.000000           12.739606                27.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.579453            10.859830                13.37%              34,817           2004
International Focus          7.285009            9.579453                 31.50%              36,466           2003
Portfolio - Q/NQ             9.206014            7.285009                -20.87%              39,778           2002
                             11.989196           9.206014                -23.21%              51,097           2001
                             16.374564           11.989196               -26.78%              52,881           2000
                             10.801619           16.374564                51.59%              41,776           1999
                             10.000000           10.801619                 8.02%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.371997           13.610120                10.01%              59,960           2004
Large Cap Value Portfolio    10.004585           12.371997                23.66%              55,155           2003
- Q/NQ                       13.167262           10.004585               -24.02%              56,178           2002
                             13.203287           13.167262                -0.27%              58,903           2001
                             12.269490           13.203287                 7.61%              60,726           2000
                             11.688738           12.269490                 4.97%              32,909           1999
                             10.000000           11.688738                16.89%                  25           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.364013           12.480627                20.42%             150,306           2004
Portfolios - Small Cap       7.613403            10.364013                36.13%              57,814           2003
Stock Index Portfolio:       10.000000           7.613403                -23.87%              34,808           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.635655            10.111287                 4.94%             416,867           2004
Responsible Growth Fund,     7.739942            9.635655                 24.49%             470,691           2003
Inc.: Initial Shares - Q/NQ  11.025487           7.739942                -29.80%             550,359           2002
                             14.414394           11.025487               -23.51%             692,335           2001
                             16.397708           14.414394               -12.10%             673,816           2000
                             12.758878           16.397708                28.52%             270,366           1999
                             10.000000           12.758878                27.59%               2,838           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.148445           12.186711                 9.31%           2,653,753           2004
Inc.: Initial Shares - Q/NQ  8.790442            11.148445                26.82%           2,862,626           2003
                             11.460136           8.790442                -23.30%           3,065,137           2002
                             13.209188           11.460136               -13.24%           3,142,328           2001
                             14.736468           13.209188               -10.36%           2,748,432           2000
                             12.367188           14.736468                19.16%           1,201,271           1999
                             10.000000           12.367188                23.67%              28,572           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.646776           12.087664                 3.79%             630,995           2004
Investment Fund              9.728623            11.646776                19.72%             694,070           2003
-Appreciation Portfolio:     11.823034           9.728623                -17.71%             724,249           2002
Initial Shares - Q/NQ        13.195948           11.823034               -10.40%             696,448           2001
                             13.442893           13.195948                -1.84%             632,440           2000
                             12.207586           13.442893                10.12%             368,162           1999
                             10.000000           12.207586                22.08%               2,910           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.730457           13.033001                 2.38%             870,384           2004
- Federated Quality Bond     12.313044           12.730457                 3.39%           1,092,566           2003
Fund II: Primary Shares -    11.401464           12.313044                 8.00%           1,248,204           2002
Q/NQ                         10.684388           11.401464                 6.71%             635,197           2001
                             9.790385            10.684388                 9.13%             186,563           2000
                             10.000000           9.790385                 -2.10%              15,095           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.170455           14.493567                10.05%           2,373,559           2004
Insurance Products Fund -    10.236736           13.170455                28.66%           2,382,653           2003
VIP Equity-Income            12.483021           10.236736               -17.99%           2,311,460           2002
Portfolio: Service Class -   13.313013           12.483021                -6.23%           1,916,093           2001
Q/NQ                         12.440601           13.313013                 7.01%           1,200,222           2000
                             11.850451           12.440601                 4.98%             555,212           1999
                             10.000000           11.850451                18.50%               2,107           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.407069           11.638000                 2.02%           2,383,000           2004
Insurance Products Fund -    8.695091            11.407069                31.19%           2,670,355           2003
VIP Growth Portfolio:        12.608518           8.695091                -31.04%           2,913,435           2002
Service Class - Q/NQ         15.512519           12.608518               -18.72%           3,369,434           2001
                             17.653733           15.512519               -12.13%           3,238,186           2000
                             13.015101           17.653733                35.64%           1,168,997           1999
                             10.000000           13.015101                30.15%              10,429           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.477262            10.250064                 8.15%             686,997           2004
Insurance Products Fund -    7.554754            9.477262                 25.45%             801,310           2003
VIP High Income Portfolio:   7.379494            7.554754                  2.37%             900,292           2002
Service Class - Q/NQ         8.478210            7.379494                -12.96%             740,039           2001
                             11.087928           8.478210                -23.54%             575,925           2000
                             10.384114           11.087928                 6.78%             263,938           1999
                             10.000000           10.384114                 3.84%               2,129           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.000744           12.334722                12.13%             286,186           2004
Insurance Products Fund -    7.775040            11.000744                41.49%             335,111           2003
VIP Overseas Portfolio:      9.879361            7.775040                -21.30%             379,343           2002
Service Class - Q/NQ         12.702222           9.879361                -22.22%             472,493           2001
                             15.900927           12.702222               -20.12%             444,778           2000
                             11.296846           15.900927                40.76%             150,438           1999
                             10.000000           11.296846                12.97%               2,193           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.947388           12.275838                12.13%             256,490           2004
Insurance Products Fund -    7.734738            10.947388                41.54%             157,069           2003
VIP Overseas Portfolio:      10.000000           7.734738                -22.65%              99,913           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.999044           15.952706                13.96%           2,146,930           2004
Insurance Products Fund II   11.039054           13.999044                26.81%           2,259,008           2003
- VIP Contrafund(R)            12.335838           11.039054               -10.51%           2,311,138           2002
Portfolio: Service Class -   14.247834           12.335838               -13.42%           2,503,762           2001
Q/NQ                         15.457984           14.247834                -7.83%           2,281,488           2000
                             12.602507           15.457984                22.66%             996,867           1999
                             10.000000           12.602507                26.03%              12,050           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.135570           10.446445                 3.07%              87,919           2004
Insurance Products Fund II   10.000000           10.135570                 1.36%              26,428           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.740750            9.245533                  5.78%             376,015           2004
Insurance Products Fund      6.823011            8.740750                 28.11%             421,183           2003
III - VIP Growth             8.844341            6.823011                -22.85%             500,860           2002
Opportunities Portfolio:     10.463173           8.844341                -15.47%             553,584           2001
Service Class - Q/NQ         12.785954           10.463173               -18.17%             575,763           2000
                             12.421717           12.785954                 2.93%             360,972           1999
                             10.000000           12.421717                24.22%               2,338           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.612918           13.078442                12.62%             135,348           2004
Insurance Products Fund      7.448995            11.612918                55.90%             142,757           2003
III - VIP Value Strategies   10.000000           7.448995                -25.51%              46,660           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.800078           16.397022                18.82%             133,586           2004
International Value Fund:    10.000000           13.800078                38.00%              20,475           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    18.094597           20.689986                14.34%             515,715           2004
Index Fund: Class I - Q/NQ   13.601153           18.094597                33.04%             446,765           2003
                             16.253946           13.601153               -16.32%             451,039           2002
                             16.670157           16.253946                -2.50%             282,466           2001
                             14.644558           16.670157                13.83%             178,076           2000
                             12.257790           14.644558                19.47%              18,380           1999
                             10.000000           12.257790                22.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     12.375393           13.461410                 8.78%             297,880           2004
Income Bond Fund: Class I    10.244088           12.375393                20.81%             309,502           2003
- Q/NQ                       10.044539           10.244088                 1.99%             271,035           2002
                             9.755865            10.044539                 2.96%             169,138           2001
                             10.764664           9.755865                 -9.37%             163,738           2000
                             10.558563           10.764664                 1.95%              41,627           1999
                             10.000000           10.558563                 5.59%               1,154           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.128016           13.275190                19.30%               2,332           2004
Emerging Markets Fund:       6.815122            11.128016                63.28%               4,608           2003
Class I - Q/NQ               8.137235            6.815122                -16.25%               5,198           2002
                             8.686950            8.137235                 -6.33%               8,068           2001
                             10.000000           8.686950                -13.13%               1,652           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.261030           14.628417                19.31%             115,140           2004
Emerging Markets Fund:       7.511024            12.261030                63.24%              38,972           2003
Class III - Q/NQ             10.000000           7.511024                -24.89%              14,206           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.328333           14.753814                19.67%              21,757           2004
Financial Services Fund:     8.820856            12.328333                39.76%              12,713           2003
Class III - Q/NQ             10.000000           8.820856                -11.79%               7,158           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.413172           12.160698                 6.55%              46,615           2004
Health Sciences Fund:        8.445947            11.413172                35.13%              32,046           2003
Class III - Q/NQ             10.000000           8.445947                -15.54%               7,965           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.943564            3.033668                  3.06%              43,327           2004
Technology and               1.919236            2.943564                 53.37%              44,866           2003
Communications Fund: Class   3.395066            1.919236                -43.47%              55,769           2002
I - Q/NQ                     6.000048            3.395066                -43.42%             212,742           2001
                             10.000000           6.000048                -40.00%              37,213           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.934690           11.265699                 3.03%              31,338           2004
Technology and               7.131516            10.934690                53.33%              37,544           2003
Communications Fund: Class   10.000000           7.131516                -28.68%              17,202           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.738560            12.503205                28.39%              46,111           2004
Utilities Fund: Class III    7.938080            9.738560                 22.68%              13,732           2003
- Q/NQ                       10.000000           7.938080                -20.62%               8,309           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.780385           13.038934                 2.02%           1,576,914           2004
Government Bond Fund:        12.681945           12.780385                 0.78%           1,938,662           2003
Class I - Q/NQ               11.565612           12.681945                 9.65%           2,352,258           2002
                             10.914977           11.565612                 5.96%           1,454,681           2001
                             9.816007            10.914977                11.20%             726,176           2000
                             10.174058           9.816007                 -3.52%             293,407           1999
                             10.000000           10.174058                 1.74%               1,172           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.077202            6.494037                  6.86%             316,784           2004
Fund: Class I - Q/NQ         4.633836            6.077202                 31.15%             415,903           2003
                             6.580071            4.633836                -29.58%             471,904           2002
                             9.268169            6.580071                -29.00%             545,874           2001
                             12.767993           9.268169                -27.41%             615,832           2000
                             12.392954           12.767993                 3.03%             437,518           1999
                             10.000000           12.392954                23.93%               2,724           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.531881            7.369528                 12.82%               3,172           2004
International Growth Fund:   4.874649            6.531881                 34.00%               3,621           2003
Class I - Q/NQ               6.500996            4.874649                -25.02%               7,764           2002
                             9.222891            6.500996                -29.51%              11,970           2001
                             10.000000           9.222891                 -7.77%                 820           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.392529           11.741561                12.98%              18,535           2004
International Growth Fund:   7.772433            10.392529                33.71%              13,214           2003
Class III - Q/NQ             10.000000           7.772433                -22.28%              13,181           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.595099           10.954966                 3.40%             403,154           2004
Investor Destinations        9.938018            10.595099                 6.61%             466,014           2003
Conservative Fund: Class     10.000000           9.938018                 -0.62%             280,885           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.710627           11.339678                 5.87%             381,711           2004
Investor Destinations        9.534557            10.710627                12.33%             327,655           2003
Moderately Conservative      10.000000           9.534557                 -4.65%             183,916           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.720050           11.601416                 8.22%           1,003,875           2004
Investor Destinations        9.037949            10.720050                18.61%             802,953           2003
Moderate Fund: Class II -    10.000000           9.037949                 -9.62%             476,570           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.748772           11.904051                10.75%             396,946           2004
Investor Destinations        8.590418            10.748772                25.13%             253,401           2003
Moderately Aggressive        10.000000           8.590418                -14.10%             102,280           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.733522           12.092189                12.66%             118,079           2004
Investor Destinations        8.238400            10.733522                30.29%             115,070           2003
Aggressive Fund: Class II    10.000000           8.238400                -17.62%              71,260           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.283480           12.857985                13.95%             283,720           2004
Growth Fund: Class I - Q/NQ  8.149536            11.283480                38.46%             325,363           2003
                             13.096398           8.149536                -37.77%             355,444           2002
                             19.022019           13.096398               -31.15%             434,734           2001
                             22.750997           19.022019               -16.39%             391,137           2000
                             12.463581           22.750997                82.54%             139,347           1999
                             10.000000           12.463581                24.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     11.181852           11.137309                -0.40%           1,885,578           2004
Market Fund: Class I - Q/NQ  11.247296           11.181852                -0.58%           2,649,818           2003
                             11.247642           11.247296                 0.00%           3,603,141           2002
                             10.989031           11.247642                 2.35%           3,319,525           2001
                             10.489614           10.989031                 4.76%           2,526,306           2000
                             10.126097           10.489614                 3.59%             992,465           1999
                             10.000000           10.126097                 1.26%              48,756           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.960481           11.884933                 8.43%             674,188           2004
Nationwide(R) Fund: Class I    8.699902            10.960481                25.98%             771,491           2003
- Q/NQ                       10.654646           8.699902                -18.35%             844,990           2002
                             12.230458           10.654646               -12.88%             823,212           2001
                             12.646339           12.230458                -3.29%             966,710           2000
                             11.968910           12.646339                 5.66%             269,704           1999
                             10.000000           11.968910                19.69%               2,349           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.335649           13.302006                17.35%              17,350           2004
Nationwide(R) Leaders Fund:    9.135134            11.335649                24.09%              20,469           2003
Class III - Q/NQ             10.000000           9.135134                 -8.65%              33,603           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.285270           12.537575                11.10%              60,220           2004
Growth Leaders Fund: Class   7.495072            11.285270                50.57%              89,473           2003
III - Q/NQ                   10.000000           7.495072                -25.05%              18,268           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.823812            11.226453                14.28%              83,138           2004
Worldwide Leaders Fund:      7.307866            9.823812                 34.43%              93,000           2003
Class I - Q/NQ               9.913802            7.307866                -26.29%             110,732           2002
                             12.359900           9.913802                -19.79%             124,511           2001
                             14.267173           12.359900               -13.37%             127,914           2000
                             11.747364           14.267173                21.45%              75,630           1999
                             10.000000           11.747364                17.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.575979           15.514347                14.28%               4,385           2004
Worldwide Leaders Fund:      10.000000           13.575979                35.76%               3,988           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.973972           14.537994                12.06%             241,501           2004
Fund: Class I - Q/NQ         9.780139            12.973972                32.66%             264,793           2003
                             14.838618           9.780139                -34.09%             261,220           2002
                             16.846010           14.838618               -11.92%             242,911           2001
                             20.338511           16.846010                17.17%             181,557           2000
                             10.000000           20.338511               103.39%              31,219           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.685368           28.608182                15.89%             509,345           2004
Fund: Class I - Q/NQ         15.928613           24.685368                54.98%             508,152           2003
                             22.134881           15.928613               -28.04%             530,805           2002
                             17.466310           22.134881                26.73%             433,738           2001
                             15.896867           17.466310                 9.87%             164,209           2000
                             12.586199           15.896867                26.30%              72,346           1999
                             10.000000           12.586199                25.86%               1,878           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.296948           22.692159                17.59%             543,249           2004
Fund: Class I - Q/NQ         13.850506           19.296948                39.32%             548,766           2003
                             16.957444           13.850506               -18.32%             551,748           2002
                             18.398225           16.957444                -7.83%             420,417           2001
                             17.099098           18.398225                 7.60%             341,249           2000
                             12.016781           17.099098                42.29%              80,387           1999
                             10.000000           12.016781                20.17%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        10.195536           10.928545                 7.19%             407,791           2004
Balanced Fund: Class I -     8.714584            10.195536                16.99%             457,057           2003
Q/NQ                         10.059016           8.714584                -13.37%             446,142           2002
                             10.570325           10.059016                -4.84%             307,827           2001
                             10.735723           10.570325                -1.54%             189,272           2000
                             10.772545           10.735723                -0.34%              54,933           1999
                             10.000000           10.772545                 7.73%                 842           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.278230           11.931935                16.09%             553,511           2004
Comstock Value Fund: Class   7.914998            10.278230                29.86%             427,420           2003
I - Q/NQ                     10.702140           7.914998                -26.04%             281,970           2002
                             12.331560           10.702140               -13.21%             224,578           2001
                             13.963829           12.331560               -11.69%             187,275           2000
                             11.927845           13.963829                17.07%              39,186           1999
                             10.000000           11.927845                19.28%               1,552           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   13.251194           13.947624                 5.26%             416,983           2004
Sector Bond Fund: Class I    11.962673           13.251194                10.77%             454,110           2003
- Q/NQ                       11.293959           11.962673                 5.92%             536,284           2002
                             10.972282           11.293959                 2.93%             290,144           2001
                             10.510552           10.972282                 4.39%             164,790           2000
                             10.475252           10.510552                 0.34%              45,312           1999
                             10.000000           10.475252                 4.75%               1,706           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.393010                13.93%              57,681           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.206483            7.233815                 16.55%           1,816,328           2004
Portfolio: Service Shares    5.224689            6.206483                 18.79%           2,179,617           2003
- Q/NQ                       6.290120            5.224689                -16.94%           2,562,268           2002
                             8.145127            6.290120                -22.77%           3,001,802           2001
                             10.000000           8.145127                -18.55%           2,801,845           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.404379            3.382577                 -0.64%             846,091           2004
Global Technology            2.352398            3.404379                 44.72%           1,082,245           2003
Portfolio: Service Shares    4.030994            2.352398                -41.64%           1,297,660           2002
- Q/NQ                       6.509446            4.030994                -38.07%           2,142,738           2001
                             10.000000           6.509446                -34.91%           2,037,720           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.317923           10.279283                -0.37%              35,540           2004
Global Technology            7.097740            10.317923                45.37%              62,167           2003
Portfolio: Service II        10.000000           7.097740                -29.02%              26,783           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         6.034263            7.075935                 17.26%           1,116,043           2004
International Growth         4.539769            6.034263                 32.92%           1,346,164           2003
Portfolio: Service Shares    6.189198            4.539769                -26.65%           1,629,083           2002
- Q/NQ                       8.181886            6.189198                -24.35%           2,035,249           2001
                             10.000000           8.181886                -18.18%           1,896,028           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.296399           12.076286                17.29%             188,451           2004
International Growth         7.745526            10.296399                32.93%             173,256           2003
Portfolio: Service II        10.000000           7.745526                -22.54%             161,911           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.203564           14.162874                16.06%               1,266           2004
Risk-Managed Core            10.000000           12.203564                22.04%                 222           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.855226           14.709611                14.43%             279,874           2004
Management Trust - AMT       9.874844            12.855226                30.18%             316,225           2003
Guardian Portfolio - Q/NQ    13.589004           9.874844                -27.33%             354,304           2002
                             13.965623           13.589004                -2.70%             287,550           2001
                             13.976229           13.965623                -0.08%             190,158           2000
                             12.307946           13.976229                13.55%             141,287           1999
                             10.000000           12.307946                23.08%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.019076           9.975981                 -0.43%             142,630           2004
Management Trust - AMT       10.000000           10.019076                 0.19%              35,424           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.527159           14.395278                14.91%             635,536           2004
Management Trust - AMT       9.900112            12.527159                26.54%             701,600           2003
Mid-Cap Growth Portfolio:    14.181298           9.900112                -30.19%             734,908           2002
Class I - Q/NQ               19.049729           14.181298               -25.56%             821,724           2001
                             20.834304           19.049729                -8.57%             720,898           2000
                             13.702754           20.834304                52.04%             183,595           1999
                             10.000000           13.702754                37.03%               1,744           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.981613           14.084147                17.55%             311,140           2004
Management Trust - AMT       8.977079            11.981613                33.47%             293,076           2003
Partners Portfolio - Q/NQ    11.978104           8.977079                -25.05%             291,866           2002
                             12.477284           11.978104                -4.00%             281,431           2001
                             12.539993           12.477284                -0.50%             231,429           2000
                             11.821068           12.539993                 6.08%             127,887           1999
                             10.000000           11.821068                18.21%               2,787           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.292761                12.93%               3,286           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.394931           14.668150                18.34%             594,200           2004
Account Funds -              9.989064            12.394931                24.09%             645,765           2003
Oppenheimer Aggressive       14.001802           9.989064                -28.66%             750,244           2002
Growth Fund/VA:              20.620784           14.001802               -32.10%             909,302           2001
Non-Service Shares - Q/NQ    23.512658           20.620784               -12.30%             886,753           2000
                             12.961315           23.512658                81.41%             147,653           1999
                             10.000000           12.961315                29.61%               1,383           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.206657           15.009784                 5.65%           1,362,727           2004
Account Funds -              10.981083           14.206657                29.37%           1,456,927           2003
Oppenheimer Capital          15.196200           10.981083               -27.74%           1,522,830           2002
Appreciation Fund/VA:        17.594890           15.196200               -13.63%           1,450,232           2001
Non-Service Shares - Q/NQ    17.848621           17.594890                -1.42%           1,053,477           2000
                             12.752843           17.848621                39.96%             276,633           1999
                             10.000000           12.752843                27.53%               2,543           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.238187           16.767687                17.77%             349,619           2004
Account Funds -              10.000000           14.238187                42.38%             143,315           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.994884            10.590024                17.73%             671,243           2004
Account Funds -              6.365520            8.994884                 41.31%             752,007           2003
Oppenheimer Global           8.274485            6.365520                -23.07%             956,122           2002
Securities Fund/VA:          9.521827            8.274485                -13.10%             604,206           2001
Non-Service Shares - Q/NQ    10.000000           9.521827                 -4.78%             175,518           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.739303           12.695602                 8.15%           1,419,909           2004
Account Funds -              9.376475            11.739303                25.20%           1,603,607           2003
Oppenheimer Main Street(R)     11.687410           9.376475                -19.77%           1,679,637           2002
Fund/VA: Non-Service         13.168121           11.687410               -11.24%           1,640,884           2001
Shares - Q/NQ                14.609212           13.168121                -9.86%           1,275,868           2000
                             12.149185           14.609212                20.25%             370,716           1999
                             10.000000           12.149185                21.49%               2,736           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.123015            10.655882                16.80%           1,151,609           2004
II, Inc.: Investor Class -   6.739605            9.123015                 35.36%           1,226,689           2003
Q/NQ                         9.321492            6.739605                -27.70%           1,298,523           2002
                             9.798273            9.321492                 -4.87%             839,984           2001
                             10.000000           9.788273                 -2.02%             180,575           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.781464           25.860301                 8.74%              57,104           2004
Institutional Funds, Inc.    18.824701           23.781464                26.33%              88,558           2003
- Emerging Markets Debt      17.444590           18.824701                 7.91%             124,296           2002
Portfolio: Class I - Q/NQ    16.037786           17.444590                 8.77%              51,166           2001
                             14.572201           16.037786                10.06%              50,072           2000
                             11.400149           14.572201                27.82%              32,668           1999
                             10.000000           11.400149                14.00%                 593           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.734597            6.889420                 20.14%             466,995           2004
Institutional Funds, Inc.    4.094230            5.734597                 40.07%             466,170           2003
- Mid Cap Growth             6.019598            4.094230                -31.98%             482,922           2002
Portfolio: Class I - Q/NQ    8.620055            6.019598                -30.17%             500,028           2001
                             10.000000           8.620055                -13.80%             158,997           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                18.750068           25.267437                34.76%             306,365           2004
Institutional Funds, Inc.    13.800701           18.750068                35.86%             300,785           2003
- U.S. Real Estate           14.079160           13.800701                -1.98%             333,207           2002
Portfolio: Class I - Q/NQ    12.974262           14.079160                 8.52%             208,985           2001
                             12.479280           12.974262                 3.97%             155,239           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.499977           24.254218                24.38%              83,036           2004
Insurance Trust -            12.800242           19.499977                52.34%              93,751           2003
Worldwide Emerging Markets   13.343009           12.800242                -4.07%              97,789           2002
Fund: Initial Class - Q/NQ   13.755231           13.343009                -3.00%             109,182           2001
                             23.947713           13.755231               -42.56%             124,085           2000
                             12.101814           23.947713                97.89%              51,918           1999
                             10.000000           12.101814                21.02%               1,018           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.626866                26.27%              15,293           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            16.917457           20.764275                22.74%              34,101           2004
Insurance Trust -            11.826254           16.917457                43.05%             107,171           2003
Worldwide Hard Assets        12.319065           11.826254                -4.00%              37,085           2002
Fund: Initial Class - Q/NQ   13.923943           12.319065               -11.53%              37,974           2001
                             12.649846           13.923943                10.07%              29,361           2000
                             10.581149           12.649846                19.55%              28,359           1999
                             10.000000           10.581149                 5.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.483933                24.84%              31,745           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.823331            10.643577                 8.35%             252,733           2004
Funds - Diversified Stock    7.366518            9.823331                 33.35%             320,146           2003
Fund: Class A - Q/NQ         9.739393            7.366518                -24.36%             365,417           2002
                             9.827143            9.739393                 -0.89%             460,231           2001
                             10.060160           9.827143                 -2.32%             499,777           2000
                             10.000000           10.060160                 0.60%             288,815           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.25%)

   (Variable account charges of 1.25% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.768787           13.131678                11.58%             119,606           2004
Portfolios, Inc. -           9.213262            11.768787                27.74%             144,452           2003
American Century VP Income   11.571520           9.213262                -20.38%             143,470           2002
& Growth Fund: Class I       12.787029           11.571520                -9.51%             173,893           2001
-Q/NQ                        14.485724           12.787029               -11.73%             186,250           2000
                             12.429254           14.485724                16.55%             107,315           1999
                             10.000000           12.429254                24.29%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.809129            11.132159                13.49%              71,987           2004
Portfolios, Inc. -           7.977821            9.809129                 22.95%              80,925           2003
American Century VP          10.145818           7.977821                -21.37%              93,312           2002
International Fund: Class    14.507647           10.145818               -30.07%             146,900           2001
I - Q/NQ                     17.662250           14.507647               -17.86%             157,209           2000
                             10.902825           17.662250                62.00%              55,070           1999
                             10.000000           10.902825                 9.03%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.894401            11.244214                13.64%               3,318           2004
Portfolios, Inc. -           8.047171            9.894401                 22.96%               9,381           2003
American Century VP          10.000000           8.047171                -19.53%               9,916           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.831340            10.744913                 9.29%               2,152           2004
Portfolios, Inc. -           7.971013            9.831340                 23.34%               2,956           2003
American Century VP Ultra    10.000000           7.971013                -20.29%               1,164           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    16.076066           18.150582                12.90%             123,255           2004
Portfolios, Inc. -           12.623723           16.076066                27.35%             122,435           2003
American Century VP Value    14.630021           12.623723               -13.71%             150,637           2002
Fund: Class I - Q/NQ         13.132406           14.630021                11.40%             154,831           2001
                             11.255628           13.132406                16.67%              72,845           2000
                             11.495807           11.255628                -2.09%              37,814           1999
                             10.000000           11.495807                14.96%                 322           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.237378           10.696844                 4.49%               1,023           2004
Portfolios II, Inc. -        10.000000           10.237378                 2.37%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.998332           12.814703                16.51%                   0           2004
Global Small Cap Portfolio   7.542705            10.998332                45.81%                   0           2003
- Q/NQ                       11.600830           7.542705                -34.98%                   0           2002
                             16.463131           11.600830               -29.53%                   0           2001
                             20.565582           16.463131               -19.95%               2,329           2000
                             12.737475           20.565582                61.46%               3,581           1999
                             10.000000           12.737475                27.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.553616            10.825062                13.31%               6,393           2004
International Focus          7.269038            9.553616                 31.43%               7,350           2003
Portfolio - Q/NQ             9.190492            7.269038                -20.91%               7,350           2002
                             11.975093           9.190492                -23.25%               9,895           2001
                             16.363554           11.975093               -26.82%              11,591           2000
                             10.799816           16.363554                51.52%              25,347           1999
                             10.000000           10.799816                 8.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.338645           13.566563                 9.95%               9,390           2004
Large Cap Value Portfolio    9.982657            12.338645                23.60%              16,413           2003
- Q/NQ                       13.145064           9.982657                -24.06%              15,541           2002
                             13.187744           13.145064                -0.32%              12,920           2001
                             12.261224           13.187744                 7.56%               6,235           2000
                             11.686779           12.261224                 4.92%               4,765           1999
                             10.000000           11.686779                16.87%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.355238           12.463747                20.36%               9.435           2004
Portfolios - Small Cap       7.610820            10.355238                36.06%               3,848           2003
Stock Index Portfolio:       10.000000           7.610820                -23.89%              13,112           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.609681            10.078937                 4.88%              38,053           2004
Responsible Growth Fund,     7.722981            9.609681                 24.43%              46,607           2003
Inc.: Initial Shares - Q/NQ  11.006915           7.722981                -29.84%              49,970           2002
                             14.397461           11.006915               -23.55%              68,964           2001
                             16.386683           14.397461               -12.41%              79,534           2000
                             12.756741           16.386683                28.46%              39,599           1999
                             10.000000           12.756741                27.57%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.118412           12.147726                 9.26%             207,634           2004
Inc.: Initial Shares - Q/NQ  8.771190            11.118412                26.76%             287,629           2003
                             11.440825           8.771190                -23.33%             305,013           2002
                             13.193664           11.440825               -13.29%             361,950           2001
                             14.726559           13.193664               -10.41%             394,255           2000
                             12.365124           14.726559                19.10%             247,877           1999
                             10.000000           12.365124                23.65%               1,686           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.615394           12.049000                 3.73%              56,341           2004
Investment Fund              9.707308            11.615394                19.66%              68,672           2003
-Appreciation Portfolio:     11.803122           9.707308                -17.76%              78,723           2002
Initial Shares - Q/NQ        13.180436           11.803122               -10.45%              99,575           2001
                             13.433832           13.180436                -1.89%              99,565           2000
                             12.205549           13.433832                10.06%              44,194           1999
                             10.000000           12.205549                22.06%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.700446           12.995693                 2.32%              62,060           2004
- Federated Quality Bond     12.290233           12.700446                 3.34%              75,249           2003
Fund II: Primary Shares -    11.386105           12.290233                 7.94%             109,250           2002
Q/NQ                         10.675429           11.386105                 6.66%             105,157           2001
                             9.787093            10.675429                 9.08%              50,314           2000
                             10.000000           9.787093                 -2.13%                 847           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.134952           14.447194                 9.99%             255,994           2004
Insurance Products Fund -    10.214304           13.134952                28.59%             249,543           2003
VIP Equity-Income            12.462000           10.214304               -18.04%             288,108           2002
Portfolio: Service Class -   13.297371           12.462000                -6.28%             299,344           2001
Q/NQ                         12.432231           13.297371                 6.96%             256,001           2000
                             11.848469           12.432231                 4.93%             151,233           1999
                             10.000000           11.848469                18.48%               1,549           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.376316           11.600743                 1.97%             193,519           2004
Insurance Products Fund -    8.676036            11.376316                31.12%             235,840           2003
VIP Growth Portfolio:        12.587267           8.676036                -31.07%             259,931           2002
Service Class - Q/NQ         15.494279           12.587267               -18.76%             324,414           2001
                             17.641868           15.494279               -12.17%             344,589           2000
                             13.012933           17.641868                35.57%             180,701           1999
                             10.000000           13.012933                30.13%              1, 201           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.451656            10.217205                 8.10%             112,159           2004
Insurance Products Fund -    7.538157            9.451656                 25.38%             139,117           2003
VIP High Income Portfolio:   7.367024            7.538157                  2.32%             134,447           2002
Service Class - Q/NQ         8.468211            7.367024                -13.00%             163,190           2001
                             11.080460           8.468211                -23.58%              95,145           2000
                             10.382374           11.080460                 6.72%              55,419           1999
                             10.000000           10.382374                 3.82%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.971102           12.295261                12.07%              65,500           2004
Insurance Products Fund -    7.757996            10.971102                41.42%              67,015           2003
VIP Overseas Portfolio:      9.862700            7.757996                -21.34%              72,708           2002
Service Class - Q/NQ         12.687275           9.862700                -22.26%              82,396           2001
                             15.890221           12.687275               -20.16%              80,303           2000
                             11.294949           15.890221                40.68%              54,276           1999
                             10.000000           11.294949                12.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.938143           12.259263                12.08%              25,965           2004
Insurance Products Fund -    7.732121            10.938143                41.46%              24,670           2003
VIP Overseas Portfolio:      10.000000           7.732121                -22.68%               5,410           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.961332           15.901687                13.90%             189,445           2004
Insurance Products Fund II   11.014882           13.961332                26.75%             207,483           2003
- VIP Contrafund(R)            12.315058           11.014882               -10.56%             213,161           2002
Portfolio: Service Class -   14.231074           12.315058               -13.46%             277,474           2001
Q/NQ                         15.447579           14.231074                -7.88%             274,120           2000
                             12.600399           15.447579                22.60%             127,599           1999
                             10.000000           12.600399                26.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.132142           10.437626                 3.01%              15,739           2004
Insurance Products Fund II   10.000000           10.132142                 1.32%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.717183            9.215932                  5.72%              75,456           2004
Insurance Products Fund      6.808058            8.717183                 28.04%              80,570           2003
III - VIP Growth             8.829438            6.808058                -22.89%              89,867           2002
Opportunities Portfolio:     10.450878           8.829438                -15.51%             101,877           2001
Service Class - Q/NQ         12.777351           10.450878               -18.21%             113,236           2000
                             12.419643           12.777351                 2.88%              53,366           1999
                             10.000000           12.419643                24.20%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.603120           13.060805                12.56%              27,137           2004
Insurance Products Fund      7.446470            11.603120                55.82%              19,241           2003
III - VIP Value Strategies   10.000000           7.446470                -25.54%                 263           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.795416           16.383193                18.76%               6,150           2004
International Value Fund:    10.000000           13.795416                37.95%               2,652           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    18.045837           20.623786                14.29%              44,611           2004
Index Fund: Class I - Q/NQ   13.571367           18.045837                32.97%              44,802           2003
                             16.226571           13.571367               -16.36%              54,030           2002
                             16.650563           16.226571                -2.55%              55,825           2001
                             14.634711           16.650563                13.77%              21,219           2000
                             12.255745           14.634711                19.41%               2,577           1999
                             10.000000           12.255745                22.56%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     12.342012           13.418308                 8.72%              18,068           2004
Income Bond Fund: Class I    10.221629           12.342012                20.74%              27,029           2003
- Q/NQ                       10.027593           10.221629                 1.94%              32,776           2002
                             9.744373            10.027593                 2.91%              34,286           2001
                             10.757403           9.744373                 -9.42%              16,819           2000
                             10.556787           10.757403                 1.90%              10,766           1999
                             10.000000           10.556787                 5.57%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.109704           13.246644                19.23%                   0           2004
Emerging Markets Fund:       6.807349            11.109704                63.20%                   0           2003
Class I - Q/NQ               8.132085            6.807349                -16.29%                   0           2002
                             8.685889            8.132085                 -6.38%                   0           2001
                             10.000000           8.685889                -13.14%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.250675           14.608663                19.25%              31,019           2004
Emerging Markets Fund:       7.508471            12.250675                63.16%              15,502           2003
Class III - Q/NQ             10.000000           7.508471                -24.92%               2,384           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.316294           14.731957                19.61%                 993           2004
Financial Services Fund:     8.816690            12.316294                39.69%                 993           2003
Class III - Q/NQ             10.000000           8.816690                -11.83%                 993           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.402022           12.142666                 6.50%               5,113           2004
Health Sciences Fund:        8.411957            11.402022                35.06%              10,802           2003
Class III - Q/NQ             10.000000           8.411957                -15.58%                 974           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.938715            3.027146                  3.01%               6,524           2004
Technology and               1.917037            2.938715                 53.29%               6,524           2003
Communications Fund: Class   3.392912            1.917037                -43.50%               6,524           2002
I - Q/NQ                     5.999315            3.392912                -43.45%               6,524           2001
                             10.000000           5.999315                -40.01%                 858           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.925455           11.250482                 2.97%               3,589           2004
Technology and               7.129086            10.925455                53.25%               6,711           2003
Communications Fund: Class   10.000000           7.129086                -28.71%               1,874           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.729024            12.484648                28.32%                   0           2004
Utilities Fund: Class III    7.934323            9.729024                 22.62%               9,738           2003
- Q/NQ                       10.000000           7.934323                -20.66%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.745923           12.997203                 1.97%             115,079           2004
Government Bond Fund:        12.654152           12.745923                 0.73%             143,616           2003
Class I - Q /NQ              11.546116           12.654152                 9.60%             219,949           2002
                             10.902126           11.546116                 5.91%             194,718           2001
                             9.809384            10.902126                11.41%             107,028           2000
                             10.172348           9.809384                 -3.57%              70,311           1999
                             10.000000           10.172348                 1.72%                 442           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.060807            6.473239                  6.80%              35,205           2004
Fund: Class I - Q/NQ         4.623680            6.060807                 31.08%              39,324           2003
                             6.568981            4.623680                -29.61%              46,848           2002
                             9.257262            6.568981                -29.04%              79,234           2001
                             12.759401           9.257262                -27.45%              93,667           2000
                             12.390885           12.759401                 2.97%              77,387           1999
                             10.000000           12.390885                23.91%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.521138            7.353676                 12.77%                   0           2004
International Growth Fund:   4.869101            6.521138                 33.93%                   0           2003
Class I - Q/NQ               6.496891            4.869101                -25.05%               1,928           2002
                             9.221767            6.496891                -29.55%               1,515           2001
                             10.000000           9.221767                 -7.78%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.383768           11.725727                12.92%               1,644           2004
International Growth Fund:   7.769802            10.383768                33.64%               1,425           2003
Class III - Q/NQ             10.000000           7.769802                -22.30%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.584735           10.938716                 3.34%              34,023           2004
Investor Destinations        9.933326            10.584735                 6.56%              17,842           2003
Conservative Fund: Class     10.000000           9.933326                 -0.67%              21,070           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.700165           11.322864                 5.82%              85,230           2004
Investor Destinations        9.530058            10.700165                12.28%              19,300           2003
Moderately Conservative      10.000000           9.530058                 -4.70%               9,949           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.709575           11.584213                 8.17%              43,796           2004
Investor Destinations        9.033690            10.709575                18.55%              12,901           2003
Moderate Fund: Class II -    10.000000           9.033690                 -9.66%               3,599           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.738253           11.886380                10.69%              13,381           2004
Investor Destinations        8.586354            10.738253                25.06%               4,166           2003
Moderately Aggressive        10.000000           8.586354                -14.14%               3,493           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.723013           12.074239                12.60%              29,614           2004
Investor Destinations        8.234496            10.723013                30.22%              29,882           2003
Aggressive Fund: Class II    10.000000           8.234496                -17.66%              14,284           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.253065           12.816839                13.90%              40,289           2004
Growth Fund: Class I - Q/NQ  8.131671            11.253065                38.39%              44,998           2003
                             13.074320           8.131671                -37.80%              45,163           2002
                             18.999657           13.074320               -31.19%              56,143           2001
                             22.735718           18.999657               -16.43%              61,218           2000
                             12.461498           22.735718                82.45%              35,107           1999
                             10.000000           12.461498                24.61%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     11.151696           11.101653                -0.45%             189,115           2004
Market Fund: Class I -       11.222643           11.151696                -0.63%             260,219           2003
Q/NQ                         11.228670           11.222643                -0.05%             509,690           2002
                             10.976083           11.228670                 2.30%             604,443           2001
                             10.482530           10.976083                 4.71%             399,735           2000
                             10.124383           10.482530                 3.54%             187,333           1999
                             10.000000           10.124838                 1.24%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.930890           11.846853                 8.38%              71,777           2004
Nationwide(R) Fund: Class I    8.680809            10.930890                25.92%              80,362           2003
- Q/NQ                       10.636664           8.680809                -18.39%             104,372           2002
                             12.216049           10.636664               -12.93%             130,300           2001
                             12.637807           12.216049                -3.34%             122,724           2000
                             11.966903           12.637807                 5.61%              70,583           1999
                             10.000000           11.966903                19.67%                 137           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.324577           13.282289                17.29%               2,305           2004
Nationwide(R) Leaders Fund:    9.130827            11.324577                24.03%               2,331           2003
Class III - Q/NQ             10.000000           9.130827                 -8.69%               3,357           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.274248           12.518987                11.04%              10,170           2004
Growth Leaders Fund: Class   7.491533            11.274248                50.49%              14,500           2003
III - Q/NQ                   10.000000           7.491533                -25.08%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.797330      11.190533                14.22%              20,343           2004
Worldwide Leaders Fund:            7.291847      9.797330                 34.36%              21,465           2003
Class I - Q/NQ                     9.897097      7.291847                -26.32%              23,024           2002
                                  12.345376      9.897097                -19.83%              26,080           2001
                                  14.257588      12.345376               -13.41%              37,859           2000
                                  11.745400      14.257588                21.39%              17,243           1999
                                  10.000000      11.745400                17.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.571411           15.501292                14.22%                 767           2004
Worldwide Leaders Fund:      10.000000           13.571411                35.71%                 755           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.943374           14.496373                12.00%              22,273           2004
Fund: Class I - Q/NQ         9.762003            12.943374                32.59%              20,713           2003
                             14.818626           9.762003                -34.12%              21,119           2002
                             16.831886           14.818626               -11.96%              25,869           2001
                             20.331712           16.831886               -17.21%              21,777           2000
                             10.000000           20.331712               103.32%               4,348           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.618843           28.516666                15.83%              43,723           2004
Fund: Class I - Q/NQ         15.893715           24.618843                54.90%              36,779           2003
                             22.097595           15.893715               -28.07%              38,662           2002
                             17.445777           22.097595                26.66%              44,193           2001
                             15.886176           17.445777                 9.82%              20,818           2000
                             12.584102           15.886176                26.24%              13,780           1999
                             10.000000           12.584102                25.84%                 310           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.244942           22.619557                17.54%              41,966           2004
Fund: Class I - Q/NQ         13.820149           19.244942                39.25%              34,651           2003
                             16.928867           13.820149               -18.36%              40,372           2002
                             18.376589           16.928867                -7.88%              38,258           2001
                             17.087592           18.376589                 7.54%              39,787           2000
                             12.014774           17.087592                42.22%              21,133           1999
                             10.000000           12.014774                20.15%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        10.168075           10.893591                 7.14%              41,840           2004
Balanced Fund: Class I -     8.695502            10.168075                16.93%              43,928           2003
Q/NQ                         10.042076           8.695502                -13.41%              66,716           2002
                             10.557899           10.042076                -4.89%              73,115           2001
                             10.728485           10.557899                -1.59%              52,081           2000
                             10.770735           10.728485                -0.39%              13,101           1999
                             10.000000           10.770735                 7.71%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.250526           11.893755                16.03%              52,291           2004
Comstock Value Fund: Class   7.897653            10.250526                29.79%              38,342           2003
I - Q/NQ                     10.684106           7.897653                -26.08%              20,652           2002
                             12.317063           10.684106               -13.26%              14,840           2001
                             13.954430           12.317063               -11.73%              10,623           2000
                             11.925844           13.954430                17.01%               3,512           1999
                             10.000000           11.925844                19.26%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   13.215501           13.903003                 5.20%               24,527          2004
Sector Bond Fund: Class I    11.936481           13.215501                10.72%               33,896          2003
- Q/NQ                       11.274938           11.936481                 5.87%               52,740          2002
                             10.959378           11.274938                 2.88%               51,793          2001
                             10.503468           10.959378                 4.34%               26,619          2000
                             10.473496           10.503468                 0.29%                4,006          1999
                             10.000000           10.473496                 4.73%                    0          1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.389202                13.89%              22,802           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.194175            7.215824                 16.49%              156,722          2004
Portfolio: Service Shares    5.216955            6.194175                 18.73%              173,114          2003
- Q/NQ                       6.283990            5.216955                -16.98%              226,362          2002
                             8.141323            6.283990                -22.81%              251,378          2001
                             10.000000           8.141323                -18.59%              239,499          2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.397584            3.374104                 -0.69%               64,385          2004
Global Technology            2.348897            3.397584                 44.65%              133,068          2003
Portfolio: Service Shares    4.027049            2.348897                -41.67%              176,205          2002
- Q/NQ                       6.506406            4.027049                -38.11%              218,784          2001
                             10.000000           6.506406                -34.94%              278,177          2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.309227           10.265417                -0.42%                7,635          2004
Global Technology            7.095326            10.309227                45.30%                6,618          2003
Portfolio: Service II        10.000000           7.095326                -29.05%                5,264          2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         6.022291            7.058336                 17.20%              86,416           2004
International Growth         4.533041            6.022291                 32.85%             100,012           2003
Portfolio: Service Shares    6.183160            4.533041                -26.69%             113,532           2002
- Q/NQ                       8.178071            6.183160                -24.39%             182,014           2001
                             10.000000           8.178071                -18.22%             143,228           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.287726           12.060003                17.23%              21,119           2004
International Growth         7.742909            10.287726                32.87%              15,635           2003
Portfolio: Service II        10.000000           7.742909                -22.57%              14,208           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.199437           14.150937                16.00%                 163           2004
Risk-Managed Core            10.000000           12.199437                21.99%                  82           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.820605           14.662576                14.37%              29,374           2004
Management Trust - AMT       9.853218            12.820605                30.12%              39,486           2003
Guardian Portfolio - Q/NQ    13.566133           9.853218                -27.37%              35,088           2002
                             13.949218           13.566133                -2.75%              38,175           2001
                             13.966839           13.949218                -0.13%              29,065           2000
                             12.305897           13.966839                13.50%              14,055           1999
                             10.000000           12.305897                23.06%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.015684           9.967544                 -0.48%              13,297           2004
Management Trust - AMT       10.000000           10.015684                 0.16%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.493396           14.349215                14.85%              65,786           2004
Management Trust - AMT       9.878424            12.493396                26.47%              70,924           2003
Mid-Cap Growth Portfolio:    14.157405           9.878424                -30.22%              80,600           2002
Class I - Q/NQ               19.027345           14.157405               -25.59%              99,654           2001
                             20.820318           19.027345                -8.61%              94,090           2000
                             13.700471           20.820318                51.97%              27,943           1999
                             10.000000           13.700471                37.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.949322           14.039079                17.49%              21,044           2004
Management Trust - AMT       8.957418            11.949322                33.40%              27,571           2003
Partners Portfolio - Q/NQ    11.957935           8.957418                -25.09%              28,265           2002
                             12.462618           11.957935                -4.05%              52,935           2001
                             12.531553           12.462618                -0.55%              52,582           2000
                             11.819096           12.531553                 6.03%              34,451           1999
                             10.000000           11.819096                18.19%                 789           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.552559           11.804504                11.86%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.361526           14.621223                18.28%              78,755           2004
Account Funds -              9.967175            12.361526                24.02%              85,593           2003
Oppenheimer Aggressive       13.978216           9.967175                -28.69%              92,734           2002
Growth Fund/VA:              20.596567           13.978216               -32.13%             115,916           2001
Non-Service Shares - Q/NQ    23.496887           20.596567               -12.34%             117,098           2000
                             12.959156           23.496887                81.31%              46,475           1999
                             10.000000           12.959156                29.59%                 678           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.168379           14.961776                 5.60%              91,987           2004
Account Funds -              10.957031           14.168379                29.31%             119,030           2003
Oppenheimer Capital          15.170607           10.957031               -27.77%             122,041           2002
Appreciation Fund/VA:        17.574219           15.170607               -13.68%             137,694           2001
Non-Service Shares - Q/NQ    17.836627           17.574219                -1.47%             111,545           2000
                             12.750719           17.836627                39.89%              46,051           1999
                             10.000000           12.750719                27.51%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.233382           16.753552                17.71%              22,015           2004
Account Funds -              10.000000           14.233382                42.33%              13,610           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.978200            10.565033                17.67%              36,501           2004
Account Funds -              6.356923            8.978200                 41.23%              39,672           2003
Oppenheimer Global           8.267491            6.356923                -23.11%              50,944           2002
Securities Fund/VA:          9.518646            8.267491                -13.14%              48,506           2001
Non-Service Shares - Q/NQ    10.000000           9.518646                 -4.81%              14,817           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.707682           12.654982                 8.09%             169,402           2004
Account Funds -              9.355937            11.707682                25.14%             193,144           2003
Oppenheimer Main Street(R)     11.667724           9.355937                -19.81%             202,171           2002
Fund/VA: Non-Service         13.152642           11.667724               -11.29%             274,578           2001
Shares - Q/NQ                14.599387           13.152642                -9.91%             230,236           2000
                             12.147153           14.599387                20.19%              98,584           1999
                             10.000000           12.147153                21.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.106093            10.630738                16.74%              77,303           2004
II, Inc.: Investor Class -   6.730519            9.106093                 35.30%              84,645           2003
Q/NQ                         9.313641            6.730519                -27.73%              82,771           2002
                             9.795001            9.313641                 -4.91%              58,104           2001
                             10.000000           9.795001                 -2.05%              29,013           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.717411           25.777598                 8.69%               5,453           2004
Institutional Funds, Inc.    18.783491           23.717411                26.27%               6,874           2003
- Emerging Markets Debt      17.415214           18.783491                 7.86%               6,221           2002
Portfolio: Class I - Q/NQ    16.018934           17.415214                 8.72%               3,302           2001
                             14.562396           16.018934                10.00%               1,959           2000
                             11.398245           14.562396                27.76%                 370           1999
                             10.000000           11.398245                13.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.723928            6.873124                 20.08%              29,670           2004
Institutional Funds, Inc.    4.088676            5.723928                 39.99%              27,126           2003
- Mid Cap Growth             6.014503            4.088676                -32.02%              26,545           2002
Portfolio: Class I - Q/NQ    8.617166            6.014503                -30.20%              46,695           2001
                             10.000000           8.617166                -13.83%              15,237           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                18.699570           25.186652                34.69%              17,274           2004
Institutional Funds, Inc.    13.770483           18.699570                35.79%              21,681           2003
- U.S. Real Estate           14.055442           13.770483                -2.03%              35,884           2002
Portfolio: Class I - Q/NQ    12.959009           14.055442                 8.46%              31,304           2001
                             12.466313           12.959009                 3.95%               6,987           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.447415           24.176597                24.32%              10,434           2004
Insurance Trust -            12.772187           19.447415                52.26%              11,127           2003
Worldwide Emerging Markets   13.320519           12.772187                -4.12%              10,474           2002
Fund: Initial Class - Q/NQ   13.739047           13.320519                -3.05%              11,914           2001
                             23.931619           13.739047               -42.59%              13,822           2000
                             12.099788           23.931619                97.79%               9,653           1999
                             10.000000           12.099788                21.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.622652                26.23%                 284           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            16.871845           20.697822                22.68%              11,022           2004
Insurance Trust -            11.800336           16.871845                42.98%              11,079           2003
Worldwide Hard Assets        12.298301           11.800336                -4.05%               3,052           2002
Fund: Initial Class - Q/NQ   13.907561           12.298301               -11.57%               2,353           2001
                             12.641312           13.907561                10.02%               3,614           2000
                             10.579367           12.641312                19.49%                 753           1999
                             10.000000           10.579367                 5.79%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.479763                24.80%                 915           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.801030            10.614044                 8.30%               3,272           2004
Funds - Diversified Stock    7.353509            9.801030                 33.28%               2,105           2003
Fund: Class A - Q/NQ         9.727116            7.353509                -24.40%               2,105           2002
                             9.819759            9.727116                 -0.94%               9,091           2001
                             10.057633           9.819759                 -2.37%              20,973           2000
                             10.000000           10.057633                 0.58%               4,891           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.783152           13.134404                11.47%             160,271           2004
Portfolios, Inc. -           9.233843            11.783152                27.61%             182,671           2003
American Century VP Income   11.609139           9.233843                -20.46%             176,851           2002
& Growth Fund: Class I       12.841696           11.609139                -9.60%              86,367           2001*
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.790402           12.233397                13.37%              33,467           2004
Portfolios, Inc. -           8.784787            10.790402                22.83%              37,347           2003
American Century VP          11.183425           8.784787                -21.45%              51,456           2002
International Fund: Class    16.007673           11.183425               -30.14%              38,090           2001*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.877676            11.213855                13.53%              51,644           2004
Portfolios, Inc. -           8.041711            9.877676                 22.83%              43,831           2003
American Century VP          10.000000           8.041711                -19.58%              38,596           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.814730            10.715894                 9.18%               6,402           2004
Portfolios, Inc. -           7.965608            9.814730                 23.21%               7,026           2003
American Century VP Ultra    10.000000           7.965608                -20.34%               5,577           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.684387           17.690426                12.79%             241,234           2004
Portfolios, Inc. -           12.328634           15.684387                27.22%             271,133           2003
American Century VP Value    14.302552           12.328634               -13.80%             270,045           2002
Fund: Class I - Q/NQ         12.851555           14.302552                11.29%             123,533           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.230418           10.678747                 4.38%               6,236           2004
Portfolios II, Inc. -        10.000000           10.230418                 2.30%               2,330           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        11.023006           12.830448                16.40%                   0           2004
Global Small Cap Portfolio   7.567283            11.023006                45.67%                   0           2003
- Q/NQ                       11.650462           7.567283                -35.05%                   0           2002
                             16.550469           11.650462               -29.61%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.160926           11.501532                13.19%                   0           2004
International Focus          7.738943            10.160926                31.30%                   0           2003
Portfolio - Q/NQ             9.794534            7.738943                -20.99%                   0           2002
                             12.755184           9.794534                -23.33%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.488291           13.717212                 9.84%                   0           2004
Large Cap Value Portfolio    10.113964           12.488291                23.48%                   0           2003
- Q/NQ                       13.331498           10.113964               -24.13%                   0           2002
                             13.388420           13.331498                -0.43%                   0           2001*
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.337754           12.430106                20.24%              17,891           2004
Portfolios - Small Cap       7.605654            10.337754                35.92%              18,315           2003
Stock Index Service Shares   10.000000           7.605654                -23.94%               2,950           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.576172            10.033608                 4.78%              26,713           2004
Responsible Growth Fund,     7.703845            9.576172                 24.30%              28,812           2003
Inc.: Initial Shares - Q/NQ  10.990787           7.703845                -29.91%              30,364           2002
                             14.391057           10.990787               -23.63%              28,098           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.143887           12.163248                 9.15%             394,584           2004
Inc.: Initial Shares - Q/NQ  8.800186            11.143887                26.63%             460,726           2003
                             11.490304           8.800186                -23.41%             429,934           2002
                             13.264252           11.490304               -13.37%             215,596           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.723937           12.149293                 3.63%             101,238           2004
Investment Fund              9.807948            11.723937                19.54%             111,376           2003
-Appreciation Portfolio:     11.937596           9.807948                -17.84%             119,606           2002
Initial Shares - Q/NQ        13.344202           11.937596               -10.54%              29,394           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.640599           12.921360                 2.22%             256,336           2004
- Federated Quality Bond     12.244728           12.640599                 3.23%             269,101           2003
Fund II: Primary Shares -    11.355438           12.244728                 7.83%             304,300           2002
Q/NQ                         10.657518           11.355438                 6.55%             115,972           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.017728           14.303761                 9.88%             675,424           2004
Insurance Products Fund -    10.133398           13.017728                28.46%             675,724           2003
VIP Equity-Income            12.375831           10.133398               -18.12%             676,983           2002
Portfolio: Service Class -   13.218906           12.375831                -6.38%             200,797           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.226098           11.435966                 1.87%             455,215           2004
Insurance Products Fund -    8.570136            11.226098                30.99%             457,742           2003
VIP Growth Portfolio:        12.446254           8.570136                -31.14%             454,001           2002
Service Class - Q/NQ         15.336364           12.446254               -18.84%             102,034           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.532130            10.293759                 7.99%              77,283           2004
Insurance Products Fund -    7.610038            9.532130                 25.26%              92,839           2003
VIP High Income Portfolio:   7.444808            7.610038                  2.22%              80,381           2002
Service Class - Q/NQ         8.566348            7.444808                -13.09%              51,551           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.770648           13.177961                11.96%               9,006           2004
Insurance Products Fund -    8.331809            11.770648                41.27%               9,673           2003
VIP Overseas Portfolio:      10.602942           8.331809                -21.42%              14,236           2002
Service Class - Q/NQ         13.653448           10.602942               -22.34%               9,971           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.919656           12.226160                11.96%              45,733           2004
Insurance Products Fund -    7.726868            10.919656                41.32%              45,656           2003
VIP Overseas Portfolio:      10.000000           7.726868                -22.73%              32,682           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            14.098807           16.041996                13.78%             239,679           2004
Insurance Products Fund II   11.134608           14.098807                26.62%             255,822           2003
- VIP Contrafund(R)            12.461548           11.134608               -10.65%             250,200           2002
Portfolio: Service Class -   14.415058           12.461548               -13.55%              99,092           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.125285           10.419995                 2.91%               9,517           2004
Insurance Products Fund II   10.000000           10.125285                 1.25%               2,727           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.590785            9.073103                  5.61%              38,747           2004
Insurance Products Fund      6.716136            8.590785                 27.91%              38,974           2003
III - VIP Growth             8.719070            6.716136                -22.97%              49,912           2002
Opportunities Portfolio:     10.330777           8.719070                -15.60%              39,497           2001*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.583541           13.025568                12.45%              32,269           2004
Insurance Products Fund      7.441418            11.583541                55.66%              28,800           2003
III - VIP Value Strategies   10.000000           7.441418                -25.59%              11,192           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.786097           16.355551                18.64%               3,053           2004
International Value Fund:    10.000000           13.786097                37.86%               1,202           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.940543           20.482702                14.17%              83,387           2004
Index Fund: Class I - Q/NQ   13.505833           17.940543                32.84%             102,676           2003
                             16.164624           13.505833               -16.45%              94,179           2002
                             16.603938           16.164624                -2.65%              14.805           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     12.019681           13.054643                 8.61%              45,603           2004
Income Bond Fund: Class I    9.964745            12.019681                20.62%              53,668           2003
- Q/NQ                       9.785504            9.964745                  1.83%              50,510           2002
                             9.518824            9.785504                  2.80%              15,151           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.073210           13.189746                19.11%                   0           2004
Emerging Markets Fund:       6.791842            11.073210                63.04%                 249           2003
Class I - Q/NQ               8.121795            6.791842                -16.38%               1,313           2002
                             8.683765            8.121795                 -6.47%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.229998           14.569246                19.13%              17,205           2004
Emerging Markets Fund:       7.503370            12.229998                62.99%              15,911           2003
Class III - Q/NQ             10.000000           7.503370                -24.97%               7,086           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.292215           14.688267                19.49%               1,338           2004
Financial Services Fund:     8.808359            12.292215                39.55%               7,218           2003
Class III - Q/NQ             10.000000           8.808359                -11.92%                 886           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.379720           12.106650                 6.39%              10,874           2004
Health Sciences Fund:        8.433972            11.379720                34.93%               7,456           2003
Class III - Q/NQ             10.000000           8.433972                -15.66%               3,125           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.929016            3.014096                  2.90%               2,428           2004
Technology and               1.912655            2.929016                 53.14%               2,609           2003
Communications Fund: Class   3.388600            1.912655                -43.56%               2,830           2002
I - Q/NQ                     5.997839            3.388600                -43.50%               2,135           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.907006           11.220122                 2.87%              11,314           2004
Technology and               7.124249            10.907006                53.10%              10,004           2003
Communications Fund: Class   10.000000           7.124249                -28.76%                 781           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.710005            12.447637                28.19%                 984           2004
Utilities Fund: Class III    7.926832            9.710005                 22.50%                 834           2003
- Q/NQ                       10.000000           7.926832                -20.73%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.275758           12.505084                 1.87%             367,626           2004
Government Bond Fund:        12.199721           12.275758                 0.62%             442,539           2003
Class I - Q /NQ              11.142753           12.199721                 9.49%             521,027           2002
                             10.531983           11.142753                 5.80%             178,435           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.050040            6.455208                  6.70%              48,383           2004
Fund: Class I - Q/NQ         4.620133            6.050040                 30.95%              50,363           2003
                             6.570618            4.620133                -29.68%              53,103           2002
                             9.269045            6.570618                -29.11%              26,804           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.499712            7.322103                 12.65%               2,242           2004
International Growth Fund:   4.858005            6.499712                 33.79%               2,242           2003
Class I - Q/NQ               6.488671            4.858005                -25.13%               2,242           2002
                             9.219512            6.488671                -29.62%               1,581           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.366220           11.694054                12.81%               3,725           2004
International Growth Fund:   7.764530            10.366220                33.51%               5,881           2003
Class III - Q/NQ             10.000000           7.764530                -22.35%               2,445           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.564049           10.906285                 3.24%              45,188           2004
Investor Destinations        9.923961            10.564049                 6.45%              56,894           2003
Conservative Fund: Class     10.000000           9.923961                 -0.76%              44,964           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.679239           11.289284                 5.71%             170,912           2004
Investor Destinations        9.521061            10.679239                12.16%             162,964           2003
Moderately Conservative      10.000000           9.521061                 -4.79%             134,019           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.688646           11.549873                 8.06%             172,443           2004
Investor Destinations        9.025163            10.688646                18.43%             142,743           2003
Moderate Fund: Class II -    10.000000           9.025163                 -9.75%             143,986           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.717277           11.851157                10.58%              88,748           2004
Investor Destinations        8.578257            10.717277                24.94%              14,258           2003
Moderately Aggressive        10.000000           8.578257                -14.22%              20,453           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.702064           12.038453                12.49%              13,478           2004
Investor Destinations        8.226725            10.702064                30.09%              11,965           2003
Aggressive Fund: Class II    10.000000           8.226725                -17.73%              10,971           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.375146           12.942757                13.78%              45,412           2004
Growth Fund: Class I - Q/NQ  8.228218            11.375146                38.25%              40,513           2003
                             13.242999           8.228218                -37.87%              34,716           2002
                             19.264494           13.242999               -31.26%              23,284           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     11.056941           10.996174                -0.55%             263,985           2004
Market Fund: Class I -       11.138565           10.056941                -0.73%             335,277           2003
Q/NQ                         11.155845           11.138565                -0.15%             574,771           2002
                             10.916008           11.155845                 2.20%             283,524           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.892809           11.793631                 8.27%              85,084           2004
Nationwide(R) Fund: Class I    8.659317            10.892809                25.79%              95,785           2003
- Q/NQ                       10.621089           8.659317                -18.47%              97,084           2002
                             12.210612           10.621089               -13.02%              33,669           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.302428           13.242898                17.17%               7,827           2004
Nationwide(R) Leaders Fund:    9.122198            11.302428                23.90%                   0           2003
Class III - Q/NQ             10.000000           9.122198                 -8.78%               2,669           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.252208           12.481854                10.93%              16,023           2004
Growth Leaders Fund: Class   7.484456            11.252208                50.34%              13,425           2003
III - Q/NQ                   10.000000           7.484456                -25.16%               2,404           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.128863           11.557498                14.10%               8,608           2004
Worldwide Leaders Fund:      7.546232            10.128863                34.22%              10,005           2003
Class I - Q/NQ               10.252768           7.546232                -26.40%              12,408           2002
                             12.802092           10.252768               -19.91%               3,889           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.562236           15.475126                14.10%               4,793           2004
Worldwide Leaders Fund:      10.000000           13.562236                35.62%               1,914           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.882319           14.413376                11.88%              67,848           2004
Fund: Class I - Q/NQ         9.725788            12.882319                32.46%              74,069           2003
                             14.778663           9.725788                -34.19%              75,818           2002
                             16.803658           14.778663               -12.05%              28,099           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    25.218705           29.181930                15.72%              76,251           2004
Fund: Class I - Q/NQ         16.297452           25.218705                54.74%              89,339           2003
                             22.681958           16.297452               -28.15%              96,921           2002
                             17.925387           22.681958                26.54%              40,059           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.308104           22.670814                17.42%              76,138           2004
Fund: Class I - Q/NQ         13.879545           19.308104                39.11%              82,552           2003
                             17.018889           13.879545               -18.45%              85,253           2002
                             18.493168           17.018889                -7.97%              26,756           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        10.022752           10.727032                 7.03%              57,015           2004
Balanced Fund: Class I -     8.579903            10.022752                16.82%              69,806           2003
Q/NQ                         9.918634            8.579903                -13.50%              70,897           2002
                             10.438746           9.918634                 -4.98%              38,129           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.124293           11.735400                15.91%             105,823           2004
Comstock Value Fund: Class   7.808298            10.124293                29.66%              87,240           2003
I - Q/NQ                     10.573946           7.808298                -26.16%              63,404           2002
                             12.202501           10.573946               -13.35%              11,990           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.854836           13.509902                 5.10%              60,638           2004
Sector Bond Fund: Class I    11.622486           12.854836                10.60%              67,286           2003
- Q/NQ                       10.989466           11.622486                 5.76%              72,919           2002
                             10.692772           10.989466                 2.77%              28,293           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.381571                13.82%               1,614           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.169559            7.179879                 16.38%             218,124           2004
Portfolio: Service Shares    5.201491            6.169559                 18.61%             229,932           2003
- Q/NQ                       6.271720            5.201491                -17.06%             222,011           2002
                             8.133724            6.271720                -22.89%             133,423           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.384068            3.357287                 -0.79%              48,760           2004
Global Technology            2.341922            3.384068                 44.50%              54,947           2003
Portfolio: Service Shares    4.019173            2.341922                -41.73%              62,061           2002
- Q/NQ                       6.500322            4.019173                -38.17%              50,285           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.291804           10.237685                -0.53%              12,662           2004
Global Technology            7.090507            10.291804                45.15%              13,655           2003
Portfolio: Service II        10.000000           7.090507                -29.09%              14,210           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.998356            7.023167                 17.08%              82,917           2004
International Growth         4.519598            5.998356                 32.72%              86,140           2003
Portfolio: Service Shares    6.171086            4.519598                -26.76%              92,057           2002
- Q/NQ                       8.170438            6.171086                -24.47%             120,719           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.270328           12.027429                17.11%              66,906           2004
International Growth         7.737652            10.270328                32.73%              67,238           2003
Portfolio: Service II        10.000000           7.737652                -22.62%              60,041           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.191193           14.127044                15.88%                   0           2004
Risk-Managed Core            10.000000           12.191193                21.91%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.349774           15.252306                14.25%              89,308           2004
Management Trust - AMT       10.270302           13.349774                29.98%              89,515           2003
Guardian Portfolio - Q/NQ    14.154744           10.270302               -27.44%              88,696           2002
                             14.569299           14.154744                -2.85%              35,058           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.008909           9.950715                 -0.58%              21,665           2004
Management Trust - AMT       10.000000           10.008909                 0.09%              28,699           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.764663           14.645926                14.74%              69,131           2004
Management Trust - AMT       10.103131           12.764663                26.34%              70,779           2003
Mid-Cap Growth Portfolio:    14.494171           10.103131               -30.30%              73,243           2002
Class I - Q/NQ               19.499868           14.494171               -25.67%              31,118           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.920565           13.991128                17.37%              26,658           2004
Management Trust - AMT       8.944911            11.920565                33.27%              28,481           2003
Partners Portfolio - Q/NQ    11.953368           8.944911                -25.17%              31,100           2002
                             12.470576           11.953368                -4.15%              14,706           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.281422                12.81%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.511950           14.784164                18.16%              37,560           2004
Account Funds -              10.098682           12.511950                23.90%              39,772           2003
Oppenheimer Aggressive       14.177025           10.098682               -28.77%              45,895           2002
Growth Fund/VA:              20.910873           14.177025               -32.20%              30,219           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.633993           15.437819                 5.49%             220,193           2004
Account Funds -              11.328575           14.633993                29.18%             241,300           2003
Oppenheimer Capital          15.700970           11.328575               -27.85%             250,187           2002
Appreciation Fund/VA:        18.207193           15.700970               -13.77%             115,203           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.223775           16.725308                17.59%              38,407           2004
Account Funds -              10.000000           14.223775                42.24%              24,552           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.944883            10.515171                17.56%             175,911           2004
Account Funds -              6.339745            8.944883                 41.09%             198,282           2003
Oppenheimer Global           8.253527            6.339745                -23.19%             256,983           2002
Securities Fund/VA:          9.512275            8.253527                -13.23%             114,047           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.826595           12.770576                 7.98%             263,107           2004
Account Funds -              9.460540            11.826595                25.01%             269,022           2003
Oppenheimer Main Street(R)     11.810153           9.460540                -19.89%             264,597           2002
Fund/VA: Non-Service         13.326790           11.810153               -11.38%             125,345           2001*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.072318            10.580589                16.62%             252,752           2004
II, Inc.: Investor Class -   6.712333            9.072318                 35.16%             293,627           2003
Q/NQ                         9.297902            6.712333                -27.81%             320,192           2002
                             9.788444            9.297902                 -5.01%             143,805           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.577028           25.599081                 8.58%               3,795           2004
Institutional Funds, Inc.    18.691227           23.577028                26.14%               4,886           2003
- Emerging Markets Debt      17.347230           18.691227                 7.75%               4,337           2002
Portfolio: Class I - Q/NQ    15.972670           17.347230                 8.61%                 144           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.702665            6.840662                 19.96%             117,609           2004
Institutional Funds, Inc.    4.077618            5.702665                 39.85%             106,660           2003
- Mid Cap Growth             6.004330            4.077618                -32.09%             119,946           2002
Portfolio: Class I - Q/NQ    8.611387            6.004330                -30.27%              58,049           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                18.026245           24.255162                34.55%              70,912           2004
Institutional Funds, Inc.    13.288079           18.026245                35.66%              83,767           2003
- U.S. Real Estate           13.576808           13.288079                -2.13%              82,097           2002
Portfolio: Class I - Q/NQ    12.530461           13.576808                 8.35%              31,763           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            20.191153           13.075792                24.19%               3,409           2004
Insurance Trust -            13.274041           20.191153                52.11%               5,489           2003
Worldwide Emerging Markets   13.857976           13.274041                -4.21%               9,443           2002
Fund: Initial Class - Q/NQ   14.308006           13.857976                -3.15%               1,135           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.614189                26.14%              11,592           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.728084           19.275174                22.55%              12,483           2004
Insurance Trust -            11.011517           15.728084                42.83%              17,636           2003
Worldwide Hard Assets        11.487829           11.011517                -4.15%              18,182           2002
Fund: Initial Class - Q/NQ   13.004291           11.487829               -11.66%              10,090           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.471404                24.71%               8,971           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.756507            10.555138                 8.19%                   0           2004
Funds - Diversified Stock    7.327517            9.756507                 33.15%                   0           2003
Fund: Class A - Q/NQ         9.702589            7.327517                -24.48%                   0           2002
                             9.804985            9.702589                 -1.04%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.689405           13.010107                11.30%             139,183           2004
Portfolios, Inc. -           9.174309            11.689405                27.41%             153,220           2003
American Century VP Income   11.551890           9.174309                -20.58%             147,101           2002
& Growth Fund: Class I -     12.797950           11.551890                -9.74%             138,830           2001
Q/NQ                         14.534695           12.797950               -11.95%              80,711           2000
                             12.502898           14.534695                16.25%               4,815           1999
                             10.000000           12.502898                25.03%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.704526           12.117584                13.20%              81,455           2004
Portfolios, Inc. -           8.728132            10.704526                22.64%              96,574           2003
American Century VP          11.128268           8.728132                -21.57%             114,260           2002
International Fund: Class    15.953179           11.128268               -30.24%             157,188           2001
I - Q/NQ                     19.471172           15.953179               -18.07%              94,633           2000
                             12.049887           19.471172                61.59%              24,626           1999
                             10.000000           12.049887                20.50%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.852618            11.168399                13.35%              32,319           2004
Portfolios, Inc. -           8.033520            9.852618                 22.64%              24,766           2003
American Century VP          10.000000           8.033520                -19.66%              12,209           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.789838            10.672474                 9.02%              12,583           2004
Portfolios, Inc. -           7.957490            9.789838                 23.03%               3,646           2003
American Century VP Ultra    10.000000           7.957490                -20.43%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.559667           17.523098                12.62%             158,225           2004
Portfolios, Inc. -           12.249189           15.559667                27.03%             164,209           2003
American Century VP Value    14.232053           12.249189               -13.93%             157,564           2002
Fund: Class I - Q/NQ         12.807784           14.232053                11.12%             114,579           2001
                             11.005082           12.807784                16.38%              31,072           2000
                             11.268440           11.005082                -2.34%                 929           1999
                             10.000000           11.268440                12.68%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.219974           10.651623                 4.22%              37,241           2004
Portfolios II, Inc. -        10.000000           10.219974                 2.20%               4,292           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.935270           12.708974                16.22%                   0           2004
Global Small Cap Portfolio   7.518453            10.935270                45.45%                   0           2003
- Q/NQ                       11.592951           7.518453                -35.15%                   0           2002
                             16.494084           11.592951               -29.71%                   0           2001
                             20.656350           16.494084               -20.15%                   0           2000
                             12.826101           20.656350                61.05%                   0           1999
                             10.000000           12.826101                28.26%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.080063           11.392661                13.02%               3,729           2004
International Focus          7.689031            10.080063                31.10%               3,729           2003
Portfolio - Q/NQ             9.746211            7.689031                -21.11%               3,729           2002
                             12.731669           9.746211                -23.45%               3,729           2001
                             17.441358           12.731669               -27.00%               3,729           2000
                             11.540306           17.441358                51.13%               1,102           1999
                             10.000000           11.540306                15.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust- Large   12.388960           13.587410                 9.67%               5,320           2004
Cap Value Portfolio - Q/NQ   10.048782           12.388960                23.29%               5,320           2003
                             13.265780           10.048782               -24.25%               3,078           2002
                             13.342824           13.265780                -0.58%               3,555           2001
                             12.436688           13.342824                 7.29%               3,264           2000
                             11.884096           12.436688                 4.65%                   0           1999
                             10.000000           11.884096                18.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.311541           12.379750                20.06%              14,978           2004
Portfolios - Small Cap       7.597901            10.311541                35.72%              18,898           2003
Stock Index Portfolio:       10.000000           7.597901                -24.02%               3,394           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.499959            9.938626                  4.62%              37,856           2004
Responsible Growth Fund,     7.654150            9.499959                 24.12%              43,037           2003
Inc.: Initial Shares - Q/NQ  10.936572           7.654150                -30.01%              54,416           2002
                             14.342049           10.936572               -23.74%              97,163           2001
                             16.364824           14.342049               -12.36%              68,385           2000
                             12.772030           16.364824                29.13%               8,354           1999
                             10.000000           12.772030                27.72%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.055229           12.048127                 8.98%             307,473           2004
Inc.: Initial Shares - Q/NQ  8.743455            11.055229                26.44%             324,355           2003
                             11.433642           8.743455                -23.53%             330,147           2002
                             13.219073           11.433642               -13.51%             303,251           2001
                             14.792159           13.219073               -10.63%             236,780           2000
                             12.451705           14.792159                18.80%             130,897           1999
                             10.000000           12.451705                24.52%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.630648           12.034289                 3.47%              57,638           2004
Investment Fund              9.744716            11.630648                19.35%              61,809           2003
-Appreciation Portfolio:     11.878721           9.744716                -17.96%              75,485           2002
Initial Shares - Q/NQ        13.298747           11.878721               -10.68%              59,420           2001
                             13.588614           13.298747                -2.13%              31,636           2000
                             12.377494           13.588614                 9.78%               7,602           1999
                             10.000000           12.377494                23.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.551247           12.810509                 2.07%             192,177           2004
- Federated Quality Bond     12.176693           12.551247                 3.08%             228,723           2003
Fund II: Primary Shares -    11.309545           12.176693                 7.67%             135,308           2002
Q/NQ                         10.630687           11.309545                 6.39%              81,482           2001
                             9.770666            10.630687                 8.80%              11,893           2000
                             10.000000           9.770666                 -2.29%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.914155           14.168390                 9.71%             308,691           2004
Insurance Products Fund -    10.068066           12.914155                28.27%             304,579           2003
VIP Equity-Income            12.314799           10.068066               -18.24%             312,125           2002
Portfolio: Service Class -   13.173869           12.314799                -6.52%             244,733           2001
Q/NQ                         12.347825           13.173869                 6.69%              99,488           2000
                             11.797885           12.347825                 4.66%              16,934           1999
                             10.000000           11.797885                17.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.136737           11.327678                 1.71%             258,859           2004
Insurance Products Fund -    8.514851            11.136737                30.79%             265,185           2003
VIP Growth Portfolio:        12.384853           8.514851                -31.25%             275,636           2002
Service Class - Q/NQ         15.284127           12.384853               -18.97%             325,094           2001
                             17.446540           15.284127               -12.39%             252,691           2000
                             12.901477           17.446540                35.23%              43,934           1999
                             10.000000           12.901477                29.01%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.456304            10.196357                 7.83%              79,724           2004
Insurance Products Fund -    7.560980            9.456304                 25.07%              83,063           2003
VIP High Income Portfolio:   7.408079            7.560980                  2.06%              75,205           2002
Service Class - Q/NQ         8.537159            7.408079                -13.23%              71,554           2001
                             11.198884           8.537159                -23.77%              34,419           2000
                             10.519957           11.198884                 6.45%               4,857           1999
                             10.000000           10.519957                 5.20%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.676982           13.053223                11.79%              25,022           2004
Insurance Products Fund -    8.278081            11.676982                41.06%              30,889           2003
VIP Overseas Portfolio:      10.550644           8.278081                -21.54%              35,252           2002
Service Class - Q/NQ         13.606956           10.550644               -22.46%              42,910           2001
                             17.085125           13.606956               -20.36%              24,379           2000
                             12.175055           17.085125                40.33%               8,652           1999
                             10.000000           12.175055                21.75%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.891962           12.176620                11.79%              26,559           2004
Insurance Products Fund -    7.718997            10.891962                41.11%              20,289           2004
VIP Overseas Portfolio:      10.000000           7.718997                -22.81%               9,133           2003
Service Class R - Q/NQ                                                                                         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.986657           15.890209                13.61%             292,951           2004
Insurance Products Fund II   11.062836           13.986657                26.43%             315,602           2003
- VIP Contrafund(R)            12.400091           11.062836               -10.78%             334,512           2002
Portfolio: Service Class -   14.365961           12.400091               -13.68%             343,313           2001
Q/NQ                         15.633362           14.365961                -8.11%             267,440           2000
                             12.784276           15.633362                22.29%              47,629           1999
                             10.000000           12.784276                27.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.114979           10.393570                 2.75%               8,783           2004
Insurance Products Fund II   10.000000           10.114979                 1.15%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.522420            8.987214                  5.45%              40,758           2004
Insurance Products Fund      6.672816            8.522420                 27.72%              41,488           2003
III - VIP Growth             8.676041            6.672816                -23.09%              46,167           2002
Opportunities Portfolio:     10.295564           8.676041                -15.73%              54,394           2001
Service Class - Q/NQ         12.619265           10.295564               -18.41%              32.541           2000
                             12.297109           12.619265                 2.62%              11,043           1999
                             10.000000           12.297109                22.97%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.554180           12.972801                12.28%               8,538           2004
Insurance Products Fund      7.433831            11.554180                55.43%               4,599           2003
III - VIP Value Strategies   10.000000           7.433831                -25.66%                 260           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.772107           16.314137                18.46%              14,873           2004
International Value Fund:    10.000000           13.772107                37.72%               4,287           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.797782           20.288824                14.00%              68,667           2004
Index Fund: Class I - Q/NQ   13.418734           17.797782                32.63%              72,276           2003
                             16.084876           13.418734               -16.58%              59,629           2002
                             16.547367           16.084876                -2.79%              48,561           2001
                             14.580726           16.547367                13.49%              14,711           2000
                             12.241505           14.580726                19.11%                 923           1999
                             10.000000           12.241505                22.42%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.924059           12.931102                 8.45%              50,202           2004
Income Bond Fund: Class I    9.900524            11.924059                20.44%              66,674           2003
- Q/NQ                       9.737236            9.900524                  1.68%              55,099           2002
                             9.486372            9.737236                  2.64%              37,996           2001
                             10.499020           9.486372                 -9.65%               6,505           2000
                             10.329379           10.499020                 1.64%                 845           1999
                             10.000000           10.329379                 3.29%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.018589           13.104750                18.93%                 136           2004
Emerging Markets Fund:       6.768606            11.018589                62.79%                 136           2003
Class I - Q/NQ               8.106355            6.768606                -16.50%                 784           2002
                             8.680573            8.106355                 -6.61%                 307           2001
                             10.000000           8.680573                -13.19%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.198995           14.510224                18.95%              11,221           2004
Emerging Markets Fund:       7.495729            12.198995                62.75%              11,325           2003
Class III - Q/NQ             10.000000           7.495729                -25.04%               2,130           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.256137           14.622915                19.31%                 726           2004
Financial Services Fund:     8.795864            12.256137                39.34%                 310           2003
Class III - Q/NQ             10.000000           8.795864                -12.04%                 167           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.346316           12.052762                 6.23%              43,446           2004
Health Sciences Fund:        8.422011            11.346316                34.72%              36,687           2003
Class III - Q/NQ             10.000000           8.422011                -15.78%               4,228           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.914558            2.994660                  2.75%               3,065           2004
Technology and               1.906091            2.914558                 52.91%               5,147           2003
Communications Fund: Class   3.382136            1.906091                -43.64%              14,556           2002
I - Q/NQ                     5.995625            3.382136                -43.59%              14,473           2001
                             10.000000           5.995625                -40.04%               8,691           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.879360           11.174663                 2.71%               4,464           2004
Technology and               7.116977            10.879360                52.86%               3,082           2003
Communications Fund: Class   10.000000           7.116977                -28.83%                 232           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.681501            12.392247                28.00%               2,058           2004
Utilities Fund: Class III    7.915587            9.681501                 22.31%                 846           2003
- Q/NQ                       10.000000           7.915587                -20.84%                 119           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.178075           12.386709                 1.71%             251,682           2004
Government Bond Fund:        12.121079           12.178075                 0.47%             311,150           2003
Class I - Q/NQ               11.087778           12.121079                 9.32%             283,557           2002
                             10.496056           11.087778                 5.64%             139,142           2001
                             9.467860            10.496056                10.86%              57,683           2000
                             9.843122            9.467860                 -3.81%               2,080           1999
                             10.000000           9.843122                 -1.57%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.001871            6.394073                  6.53%              33,639           2004
Fund: Class I - Q/NQ         4.590315            6.001871                 30.75%              33,720           2003
                             6.538172            4.590315                -29.79%              33,312           2002
                             9.237443            6.538172                -29.22%              33,999           2001
                             17.764281           9.237443                -27.63%              39,235           2000
                             12.427070           17.764281                 2.71%              17,353           1999
                             10.000000           12.427070                24.27%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.467638            7.274894                 12.48%                   0           2004
International Growth Fund:   4.841394            6.467638                 33.59%                   0           2003
Class I - Q/NQ               6.476357            4.841394                -25.25%                   0           2002
                             9.216139            6.476357                -29.73%                   0           2001
                             10.000000           9.216139                 -7.84%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.339912           11.646653                12.64%               6,142           2004
International Growth Fund:   7.756602            10.339912                33.30%               2,700           2003
Class III - Q/NQ             10.000000           7.756602                -22.43%               1,503           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.533052           10.857746                 3.08%             268,515           2004
Investor Destinations        9.909899            10.533052                 6.29%             277,581           2003
Conservative Fund: Class     10.000000           9.909899                 -0.90%              70,756           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.647898           11.239043                 5.55%             515,963           2004
Investor Destinations        9.507569            10.647898                11.99%             516,547           2003
Moderately Conservative      10.000000           9.507569                 -4.92%             147,104           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.657265           11.498473                 7.89%             778,340           2004
Investor Destinations        9.012363            10.657265                18.25%             725,544           2003
Moderate Fund: Class II -    10.000000           9.012363                 -9.88%             206,887           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.685816           11.798411                10.41%             458,275           2004
Investor Destinations        8.566085            10.685816                24.75%             396,256           2003
Moderately Aggressive        10.000000           8.566085                -14.34%             177,512           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.670649           11.984875                12.32%              72,009           2004
Investor Destinations        8.215054            10.670649                29.89%              68,174           2003
Aggressive Fund: Class II    10.000000           8.215054                -17.85%              32,913           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.284555           12.820158                13.61%              66,372           2004
Growth Fund: Class I - Q/NQ  8.175099            11.284555                38.04%              68,401           2003
                             13.177611           8.175099                -37.96%              67,683           2002
                             19.198852           13.177611               -31.56%              53,264           2001
                             23.032196           19.198852               -16.64%              49,523           2000
                             12.655972           23.032196                81.99%              14,976           1999
                             10.000000           12.655972                26.56%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.968931           10.892063                -0.70%             520,256           2004
Market Fund: Class I -       11.066732           10.968931                -0.88%             662,052           2003
Q/NQ                         11.100780           11.066732                -0.31%             909,013           2002
                             10.878760           11.100780                 2.04%             574,816           2001
                             10.415808           10.878760                 4.44%             305,545           2000
                             10.085474           10.415808                 3.28%              44,119           1999
                             10.000000           10.085474                 0.85%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.806133           11.682001                 8.11%              79,410           2004
Nationwide(R) Fund: Class I    8.603482            10.806133                25.60%             101,981           2003
- Q/NQ                       10.568710           8.603482                -18.59%             145,811           2002
                             12.169023           10.568710               -13.15%             144,541           2001
                             12.620906           12.169023                -3.58%              82,124           2000
                             11.981226           12.620906                 5.34%               1,493           1999
                             10.000000           11.981226                19.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.269271           13.183976                16.99%               3,437           2004
Nationwide(R) Leaders Fund:    9.109258            11.269271                23.71%               3,530           2003
Class III - Q/NQ             10.000000           9.109258                 -8.91%               4,029           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.219200           12.426323                10.76%              35,448           2004
Growth Leaders Fund: Class   7.473837            11.219200                50.11%              72,741           2003
III - Q/NQ                   10.000000           7.473837                -25.26%               1,605           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.048253           11.448092                13.93%               5,594           2004
Worldwide Leaders Fund:      7.497562            10.048253                34.02%               5,850           2003
Class I - Q/NQ               10.202185           7.497562                -26.51%               8,317           2002
                             12.758477           10.202185               -20.04%               7,582           2001
                             14.771891           12.758477               -13.63%              57,683           2000
                             12.199950           14.771891                21.08%               2,843           1999
                             10.000000           12.199950                22.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.548477           15.435931                13.93%               1,055           2004
Worldwide Leaders Fund:      10.000000           13.548477                35.48%               1,235           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.791193           14.289660                11.71%              46,279           2004
Fund: Class I - Q/NQ         9.671672            12.791193                32.25%              49,920           2003
                             14.718863           9.671672                -34.29%              40,263           2002
                             16.761357           14.718863               -12.19%              38,964           2001
                             20.297724           16.761357               -17.42%              24,488           2000
                             10.000000           20.297724                10.98%              15,068           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    25.018122           28.905822                15.54%              65,279           2004
Fund: Class I - Q/NQ         16.192394           25.018122                54.51%              69,235           2003
                             22.570133           16.192394               -28.26%              72,343           2002
                             17.864340           22.570133                26.34%              56,807           2001
                             16.308373           17.864340                 9.54%              24,375           2000
                             12.951308           16.308373                25.92%              11,682           1999
                             10.000000           12.951308                29.51%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.154484           22.456273                17.24%              76,373           2004
Fund: Class I - Q/NQ         13.790055           19.154484                38.90%              86,664           2003
                             16.934952           13.790055               -18.57%              97,920           2002
                             18.430186           16.934952                -8.11%              79,628           2001
                             17.180698           18.430186                 7.27%              45,866           2000
                             12.110854           17.180698                41.86%               1,372           1999
                             10.000000           12.110854                21.11%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.943010            10.625505                 6.86%              54,794           2004
Balanced Fund: Class I -     8.524600            9.943010                 16.64%              52,128           2003
Q/NQ                         9.869728            8.524600                -13.63%              33,073           2002
                             10.403190           9.869728                 -5.13%              35,966           2001
                             10.597955           10.403190                -1.84%              23,722           2000
                             10.666693           10.597955                -0.64%               5,671           1999
                             10.000000           10.666693                 6.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.043723           11.624315                15.74%              91,958           2004
Comstock Value Fund: Class   7.757941            10.043723                29.46%              64,077           2003
I - Q/NQ                     10.521790           7.757941                -26.27%              25,295           2002
                             12.160926           10.521790               -13.48%              11,881           2001
                             13.812331           12.160926               -11.96%               8,650           2000
                             11.834345           13.812331                16.71%                   0           1999
                             10.000000           11.834345                18.34%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.752538           13.382009                 4.94%             137,242           2004
Sector Bond Fund: Class I    11.547565           12.752538                10.43%             142,847           2003
- Q/NQ                       10.935239           11.547565                 5.60%              78,722           2002
                             10.656316           10.935239                 2.62%              46,179           2001
                             10.238786           10.656316                 4.08%              22,642           2000
                             10.235484           10.238786                 0.03%                 510           1999
                             10.000000           10.235484                 2.35%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.370133                13.70%               4,061           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.132757            7.126209                 16.20%             221,558           2004
Portfolio: Service Shares    5.178331            6.132757                 18.43%             275,766           2003
- Q/NQ                       6.253323            5.178331                -17.19%             389,803           2002
                             8.122329            6.253323                -23.01%             438,060           2001
                             10.000000           8.122329                -18.78%             345,346           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.363865            3.332166                 -0.94%             118,417           2004
Global Technology            2.331479            3.363865                 44.28%             165,029           2003
Portfolio: Service Shares    4.007355            2.331479                -41.82%             199,736           2002
- Q/NQ                       6.491188            4.007355                -38.26%             298,469           2001
                             10.000000           6.491188                -35.09%             253,929           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.265717           10.196210                -0.68%               5,293           2004
Global Technology            7.083279            10.265717                44.93%              12,043           2003
Portfolio: Service II        10.000000           7.083279                -29.17%              10,856           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.962587            6.970674                 16.91%             154,178           2004
International Growth         4.499478            5.962587                 32.52%             213,081           2003
Portfolio: Service Shares    6.152979            4.499478                -26.87%             267,698           2002
- Q/NQ                       8.158972            6.152979                -24.59%             345,597           2001
                             10.000000           8.158972                -18.41%             264,842           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.244286           11.978709                16.93%              43,442           2004
International Growth         7.729765            10.244286                32.53%              28,394           2003
Portfolio: Service II        10.000000           7.729765                -22.70%              32,904           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.178822           14.091268                15.70%                   0           2004
Risk-Managed Core            10.000000           12.178822                21.79%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.243553           15.107957                14.08%              33,797           2004
Management Trust - AMT       10.204085           13.243553                29.79%              37,758           2003
Guardian Portfolio: - Q/NQ   14.084942           10.204085               -27.55%              37,071           2002
                             14.519679           14.084942                -2.99%              36,543           2001
                             14.574691           14.519679                -0.38%              20,174           2000
                             12.874049           14.574691                13.21%               4,594           1999
                             10.000000           12.874049                28.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.998725            9.925486                 -0.73%              56,753           2004
Management Trust - AMT       10.000000           9.998725                 -0.01%               6,476           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.663026           14.507227                14.56%              74,739           2004
Management Trust - AMT       10.037926           12.663026                26.15%              77,087           2003
Mid-Cap Growth Portfolio:    14.422615           10.037926               -30.40%              78,872           2002
Class I - Q/NQ               19.433420           14.422615               -25.78%              86,019           2001
                             21.318413           19.433420                -8.84%              60,505           2000
                             14.063808           21.318413                51.58%               2,446           1999
                             10.000000           14.063808                40.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.825710           13.858698                17.19%              23,296           2004
Management Trust - AMT       8.887227            11.825710                33.06%              23,508           2003
Partners Portfolio - Q/NQ    11.894405           8.887227                -25.28%              21,694           2002
                             12.428094           11.894405                -4.29%              13,128           2001
                             12.528364           12.428094                -0.80%               7,033           2000
                             11.846069           12.528364                 5.76%               3,665           1999
                             10.000000           11.846069                18.46%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.270076                12.70%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.412379           14.644219                17.98%              84,939           2004
Account Funds -              10.033548           12.412379                23.71%              97,271           2003
Oppenheimer Aggressive       14.107081           10.033548               -28.88%             103,305           2002
Growth Fund/VA:              20.839650           14.107081               -32.31%             133,275           2001
Non-Service Shares - Q/NQ    23.834283           20.839650               -12.56%             103,103           2000
                             13.178533           23.834283                80.86%              22,221           1999
                             10.000000           13.178533                31.79%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.517548           15.291700                 5.33%             201,850           2004
Account Funds -              11.255526           14.517548                28.98%             208,648           2003
Oppenheimer Capital          15.623539           11.255526               -27.96%             224,885           2002
Appreciation Fund/VA:        18.145209           15.623539               -13.90%             173,799           2001
Non-Service Shares- Q/NQ     18.462618           18.145209                -1.72%              98,409           2000
                             13.231670           18.462618                39.53%              10,776           1999
                             10.000000           13.231670                32.23%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.209351           16.682960                17.41%             132,405           2004
Account Funds -              10.000000           14.209351                42.09%             105,563           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.895100            10.440758                17.38%             103,479           2004
Account Funds -              6.314040            8.895100                 40.88%             127,299           2003
Oppenheimer Global           8.232600            6.314040                -23.30%             172,012           2002
Securities Fund/VA:          9.502715            8.232600                -13.37%             114,951           2001
Non-Service Shares - Q/NQ    10.000000           9.502715                 -4.97%              23,614           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.732516           12.649738                 7.82%             234,956           2004
Account Funds -              9.399555            11.732516                24.82%             257,599           2003
Oppenheimer Main Street(R)     11.751920           9.399555                -20.02%             282,735           2002
Fund/VA: Non-Service         13.281403           11.751920               -11.52%             265,995           2001
Shares - Q/NQ                14.779520           13.281403               -10.14%             150,751           2000
                             12.328212           14.779520                19.88%              13,115           1999
                             10.000000           12.328212                23.28%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.021800            10.505672                16.45%             161,247           2004
II, Inc.: Investor Class -   6.685114            9.021800                 34.95%             183,437           2003
Q/NQ                         9.274332            6.685114                -27.92%             217,118           2002
                             9.778601            9.274332                 -5.16%             172,074           2001
                             10.000000           9.778601                 -2.21%              26,794           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.389566           25.356933                 8.41%               5,866           2004
Institutional Funds, Inc.    18.570832           23.389566                25.95%               6,052           2003
- Emerging Markets Debt      17.261739           18.570832                 7.58%               6,804           2002
Portfolio: Class I - Q/NQ    15.918288           17.261739                 8.44%               4,812           2001
                             14.507420           15.918288                 9.73%               4,452           2000
                             11.383996           14.507420                27.44%                   0           1999
                             10.000000           11.383996                13.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.670913            6.792239                 19.77%              88,969           2004
Institutional Funds, Inc.    4.061066            5.670913                 39.64%              92,107           2003
- Mid Cap Growth             5.989084            4.061066                -32.19%             114,120           2002
Portfolio: Class I - Q/NQ    8.602719            5.989084                -30.38%             117,224           2001
                             10.000000           8.602719                -13.97%              54,837           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.882880           24.025710                34.35%              90,767           2004
Institutional Funds, Inc.    13.202435           17.882880                35.45%             106,953           2003
- U.S. Real Estate           13.509845           13.202435                -2.28%              74,898           2002
Portfolio: Class I - Q/NQ    12.487759           13.509845                 8.18%              37,313           2001
                             10.000000           12.487759                 3.88%               8,847           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            20.030473           24.838435                24.00%               8,852           2004
Insurance Trust -            13.188423           20.030473                51.88%               9,929           2003
Worldwide Emerging Markets   13.789595           13.188423                -4.36%              11,600           2002
Fund: Initial Class - Q/NQ   14.259243           13.789595                -3.29%               9,615           2001
                             24.900624           14.259243               -42.74%               6,421           2000
                             12.621572           24.900624                97.29%                 338           1999
                             10.000000           12.621572                26.22%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.601515                26.02%                 520           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.602972           19.092790                22.37%                 745           2004
Insurance Trust -            10.940542           15.602972                42.62%               3,455           2003
Worldwide Hard Assets        11.431171           10.940542                -4.29%               4,654           2002
Fund: Initial Class - Q/NQ   12.959993           11.431171               -11.80%               3,136           2001
                             11.809742           12.959993                 9.74%               3,431           2000
                             9.908503            11.809742                19.19%                   0           1999
                             10.000000           9.908503                 -0.91%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.458870                24.59%               1,296           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.690056            10.467304                 8.02%               4,685           2004
Funds - Diversified Stock    7.288675            9.690056                 32.95%               7,541           2003
Fund: Class A - Q/NQ         9.665888            7.288675                -24.59%              10,412           2002
                             9.782879            9.665888                 -1.20%              12,304           2001
                             10.045034           9.782879                 -2.61%              12,614           2000
                             10.000000           10.045034                 0.45%               5,099           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.658279           12.968874                11.24%               2,511           2004
Portfolios, Inc. -           9.154526            11.658279                27.35%               6,571           2003
American Century VP Income   11.532853           9.154526                -20.62%               5,624           2002
& Growth Fund: Class I -     12.783396           11.532853                -9.78%               2,149           2001
Q/NQ                         14.525483           12.783396               -11.99%               1,130           2000
                             12.501318           14.525483                16.19%                   0           1999
                             10.000000           12.501318                25.01%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.676053           12.079221                13.14%                   0           2004
Portfolios, Inc. -           8.709328            10.676053                22.58%               5,018           2003
American Century VP          11.109924           8.709328                -21.61%               6,493           2002
International Fund: Class    15.935027           11.109924               -30.28%              10,725           2001
I - Q/NQ                     19.458849           15.935027               -18.11%              11,370           2000
                             12.048368           19.458849                61.51%                 175           1999
                             10.000000           12.048368                20.48%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.844280            11.153296                13.30%                   0           2004
Portfolios, Inc. -           8.030782            9.844280                 22.58%                 349           2003
American Century VP          10.000000           8.030782                -19.69%                 349           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.781540            10.658021                 8.96%                   0           2004
Portfolios, Inc. -           7.954778            9.781540                 22.96%                   0           2003
American Century VP Ultra    10.000000           7.954778                -20.45%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.518266           17.467591                12.56%               1,101           2004
Portfolios, Inc. -           12.222795           15.518266                26.96%               2,470           2003
American Century VP Value    14.208598           12.222795               -13.98%               5,326           2002
Fund: Class I - Q/NQ         12.793204           14.208598                11.06%               5,652           2001
                             10.998104           12.793204                16.32%               1,285           2000
                             11.267010           10.998104                -2.39%                   0           1999
                             10.000000           11.267010                12.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.216492           10.642589                 4.17%                   0           2004
Portfolios II, Inc. -        10.000000           10.216492                 2.16%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.906133           12.668677                16.16%                   0           2004
Global Small Cap Portfolio   7.502227            10.906133                45.37%                   0           2003
- Q/NQ                       11.573823           7.502227                -35.18%                   0           2002
                             16.475303           11.573823               -29.75%                   0           2001
                             20.643272           16.475303               -20.19%                   0           2000
                             12.824482           20.643272                60.97%                   0           1999
                             10.000000           12.824482                28.24%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.053206           11.356540                12.96%                   0           2004
International Focus          7.672436            10.053206                31.03%                   0           2003
Portfolio - Q/NQ             9.730126            7.672436                -21.15%                   0           2002
                             12.717168           9.730126                -23.49%                   0           2001
                             17.430313           12.717168               -27.04%                   0           2000
                             11.538849           17.430313                51.06%                   0           1999
                             10.000000           11.538849                15.39%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.355985           13.544372                 9.62%                   0           2004
Large Cap Value Portfolio    10.027117           12.355985                23.23%               1,949           2003
- Q/NQ                       13.243925           10.027117               -24.29%               1,949           2002
                             13.327642           13.243925                -0.63%               1,949           2001
                             12.428801           13.327642                 7.23%               1,949           2000
                             11.882597           12.428801                 4.60%                 366           1999
                             10.000000           11.882597                18.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.302820           12.363005                20.00%               2,194           2004
Portfolios - Small Cap       7.595316            10.302820                35.65%                   0           2003
Stock Index Portfolio:       10.000000           7.595316                -24.05%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.474668            9.907140                  4.56%                   0           2004
Responsible Growth Fund,     7.637651            9.474668                 24.05%                 337           2003
Inc.: Initial Shares - Q/NQ  10.918541           7.637651                -30.05%                 337           2002
                             14.325738           10.918541               -23.78%              12,876           2001
                             16.354471           14.325738               -12.40%              12,798           2000
                             12.770419           16.354471                28.07%                   0           1999
                             10.000000           12.770419                27.70%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.025774           12.009933                 8.93%               9,993           2004
Inc.: Initial Shares - Q/NQ  8.724586            11.025774                26.38%               4,789           2003
                             11.414791           8.724586                -23.57%               5,454           2002
                             13.204037           11.414791               -13.55%               6,239           2001
                             14.782794           13.204037               -10.68%               4,966           2000
                             12.450128           14.782794                18.74%                 762           1999
                             10.000000           12.450128                24.50%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.599710           11.996198                 3.42%               2,116           2004
Investment Fund              9.723715            11.599710                19.29%               3,887           2003
-Appreciation Portfolio:     11.859151           9.723715                -18.01%               5,506           2002
Initial Shares - Q/NQ        13.283611           11.859151               -10.72%               4,531           2001
                             13.580004           13.283611                -2.18%               2,912           2000
                             12.375935           13.580004                 9.73%                 337           1999
                             10.000000           12.375935                23.76%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.521545           12.773711                 2.01%               3,413           2004
- Federated Quality Bond     12.154048           12.521545                 3.02%               2,315           2003
Fund II: Primary Shares -    11.294237           12.154048                 7.61%               3,775           2002
Q/NQ                         10.621724           11.294237                 6.33%               3,881           2001
                             9.767363            10.621724                 8.75%               1,687           2000
                             10.000000           9.767363                 -2.33%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.879796           14.123525                 9.66%              18,487           2004
Insurance Products Fund -    10.046372           12.879796                28.20%              19,060           2003
VIP Equity-Income            12.294512           10.046372               -18.29%              17,757           2002
Portfolio: Service Class -   13.158890           12.294512                -6.57%               7,608           2001
Q/NQ                         12.339995           13.158890                 6.64%               5,354           2000
                             11.796399           12.339995                 4.61%               3,242           1999
                             10.000000           11.796399                17.96%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.107117           11.291830                 1.66%               2,067           2004
Insurance Products Fund -    8.496503            11.107117                30.73%              12,831           2003
VIP Growth Portfolio:        12.364452           8.496503                -31.28%              11,738           2002
Service Class - Q/NQ         15.266755           12.364452               -19.01%              24,288           2001
                             17.435504           15.266755               -12.44%              23,066           2000
                             12.899854           17.435504                35.16%                 276           1999
                             10.000000           12.899854                29.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.431127            10.164065                 7.77%                   0           2004
Insurance Products Fund -    7.544684            9.431127                 25.00%                   0           2003
VIP High Income Portfolio:   7.395859            7.544684                  2.01%                   0           2002
Service Class - Q/NQ         8.527425            7.395859                -13.27%                   0           2001
                             11.191773           8.527425                -23.81%                   0           2000
                             10.518622           11.191773                 6.40%                 718           1999
                             10.000000           10.518622                 5.19%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.645888           13.011854                11.73%               2,273           2004
Insurance Products Fund -    8.260228            11.645888                40.99%               3,191           2003
VIP Overseas Portfolio:      10.533247           8.260228                -21.58%               3,191           2002
Service Class - Q/NQ         13.591466           10.533247               -22.50%               3,191           2001
                             17.074312           13.591466               -20.40%               4,506           2000
                             12.173522           17.074312                40.26%                 190           1999
                             10.000000           12.173522                21.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.882746           12.160149                11.74%                 872           2004
Insurance Products Fund -    7.716368            10.882746                41.03%                 974           2003
VIP Overseas Portfolio:      10.000000           7.716368                -22.84%                 250           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.949406           15.839841                13.55%              38,065           2004
Insurance Products Fund II   11.038967           13.949406                26.37%              39,130           2003
- VIP Contrafund(R)            12.379644           11.038967               -10.83%              38,165           2002
Portfolio: Service Class -   14.349605           12.379644               -13.73%              34,033           2001
Q/NQ                         15.623458           14.349605                -8.15%              35,114           2000
                             12.782661           15.623458                22.22%               4,341           1999
                             10.000000           12.782661                27.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.111553           10.384779                 2.70%                   0           2004
Insurance Products Fund II   10.000000           10.111553                 1.12%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.499719            8.958732                  5.40%                   0           2004
Insurance Products Fund      6.658420            8.499719                 27.65%                   0           2003
III - VIP Growth             8.661731            6.658420                -23.13%               3,104           2002
Opportunities Portfolio:     10.283843           8.661731                -15.77%               3,729           2001
Service Class - Q/NQ         12.611273           10.283843               -18.46%               3,589           2000
                             12.295562           12.611273                 2.57%               3,871           1999
                             10.000000           12.295562                22.96%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.544394           12.955237                12.22%                   0           2004
Insurance Products Fund      7.431305            11.544394                55.35%                   0           2003
III - VIP Value Strategies   10.000000           7.431305                -25.69%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.767448           16.300341                18.40%               3,106           2004
International Value Fund:    10.000000           13.767448                37.67%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.750446           20.224594                13.94%              11,796           2004
Index Fund: Class I - Q/NQ   13.389824           17.750446                32.57%                 793           2003
                             16.058378           13.389824               -16.62%               1,111           2002
                             16.528554           16.058378                -2.84%               2,611           2001
                             14.571500           16.528554                13.43%               2,873           2000
                             12.239965           14.571500                19.05%                   0           1999
                             10.000000           12.239965                22.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.892325           12.890147                 8.39%               1,978           2004
Income Bond Fund: Class I    9.879176            11.892325                20.38%               2,567           2003
- Q/NQ                       9.721174            9.879176                  1.63%               1,541           2002
                             9.475563            9.721174                  2.59%               1,650           2001
                             10.492359           9.475563                 -9.69%               1,735           2000
                             10.328064           10.492359                 1.59%                   0           1999
                             10.000000           10.328064                 3.28%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.000440           13.076523                18.87%                   0           2004
Emerging Markets Fund:       6.760886            11.000440                62.71%                   0           2003
Class I - Q/NQ               8.101230            6.760886                -16.54%                   0           2002
                             8.679512            8.101230                 -6.66%                   0           2001
                             10.000000           8.679512                -13.20%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.188660           14.490577                18.89%                   0           2004
Emerging Markets Fund:       7.493172            12.188660                62.66%                   0           2003
Class III - Q/NQ             10.000000           7.493172                -25.07%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.244135           14.601183                19.25%                   0           2004
Financial Services Fund:     8.791707            12.244135                39.27%                   0           2003
Class III - Q/NQ             10.000000           8.791707                -12.08%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.335187           12.034828                 6.17%                   0           2004
Health Sciences Fund:        8.418014            11.335187                34.65%               7,105           2003
Class III - Q/NQ             10.000000           8.418014                -15.82%               7,105           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.909762            2.988221                  2.70%                   0           2004
Technology and               1.903920            2.909762                 52.83%                   0           2003
Communications Fund: Class   3.379992            1.903920                -43.67%                   0           2002
I - Q/NQ                     5.994889            3.379992                -43.62%                   0           2001
                             10.000000           5.994889                -40.05%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.870138           11.159534                 2.66%                 935           2004
Technology and               7.114557            10.870138                52.79%               1,071           2003
Communications Fund: Class   10.000000           7.114557                -28.85%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.672009            12.373818                27.93%                   0           2004
Utilities Fund: Class III    7.911840            9.672009                 22.25%                   0           2003
- Q/NQ                       10.000000           7.911840                -20.88%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.145681           12.347500                 1.66%               3,110           2004
Government Bond Fund:        12.094979           12.145681                 0.42%               8,686           2003
Class I - Q/NQ               11.069522           12.094979                 9.26%              11,940           2002
                             10.484119           11.069522                 5.58%              10,743           2001
                             9.461864            10.484119                10.80%                   0           2000
                             9.841878            9.461864                 -3.86%                   0           1999
                             10.000000           9.841878                 -1.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    5.985870            6.373790                  6.48%               2,692           2004
Fund: Class I - Q/NQ         4.580410            5.985870                 30.68%               2,692           2003
                             6.527385            4.580410                -29.83%               5,764           2002
                             9.226923            6.527385                -29.26%               7,310           2001
                             12.756184           9.226923                -27.67%               8,765           2000
                             12.425504           12.756184                 2.66%               5,330           1999
                             10.000000           12.425504                24.26%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.456972            7.259219                 12.42%                   0           2004
International Growth Fund:   4.835860            6.456972                 33.52%                   0           2003
Class I - Q/NQ               6.472249            4.835860                -25.28%                   0           2002
                             9.215010            6.472249                -29.76%                   0           2001
                             10.000000           9.215010                 -7.85%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.331173           11.630897                12.58%                   0           2004
International Growth Fund:   7.753975            10.331173                33.24%                   0           2003
Class III - Q/NQ             10.000000           7.753975                -22.46%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.522733           10.841616                 3.03%                   0           2004
Investor Destinations        9.905214            10.522733                 6.23%                   0           2003
Conservative Fund: Class     10.000000           9.905214                 -0.95%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.637462           11.222329                 5.50%                   0           2004
Investor Destinations        9.503076            10.637462                11.94%                   0           2003
Moderately Conservative      10.000000           9.503076                 -4.97%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.646835           11.481376                 7.84%                   0           2004
Investor Destinations        9.008104            10.646835                18.19%                   0           2003
Moderate Fund: Class II -    10.000000           9.008104                 -9.92%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.675348           11.780866                10.36%                   0           2004
Investor Destinations        8.562027            10.675348                24.68%                   0           2003
Moderately Aggressive        10.000000           8.562027                -14.38%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.660201           11.967058                12.26%                   0           2004
Investor Destinations        8.211169            10.660201                29.83%                   0           2003
Aggressive Fund: Class II    10.000000           8.211169                -17.89%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.254504           12.779539                13.55%               1,089           2004
Growth Fund: Class I - Q/NQ  8.157459            11.254504                37.97%               1,089           2003
                             13.155873           8.157459                -37.99%               2,836           2002
                             19.177019           13.155873               -31.40%               3,278           2001
                             23.017640           19.177019               -16.69%               3,768           2000
                             12.654379           23.017640                81.89%                   0           1999
                             10.000000           12.654379                26.54%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.939717           10.857538                -0.75%              14,220           2004
Market Fund: Class I -       11.042864           10.939717                -0.93%              23,118           2003
Q/NQ                         11.082465           11.042864                -0.36%              22,828           2002
                             10.866357           11.082465                 1.99%              14,851           2001
                             10.409189           10.866357                 4.39%               5,236           2000
                             10.084183           10.409189                 3.22%                   0           1999
                             10.000000           10.084183                 0.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.777358           11.644990                 8.05%               2,319           2004
Nationwide(R) Fund: Class I    8.584915            10.777358                25.54%               7,105           2003
- Q/NQ                       10.551259           8.584915                -18.64%              10,218           2002
                             12.155152           10.551259               -13.20%               6,475           2001
                             12.612898           12.155152                -3.63%               6,267           2000
                             11.979709           12.612898                 5.29%               3,921           1999
                             10.000000           11.979709                19.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.258218           13.164368                16.93%                   0           2004
Nationwide(R) Leaders Fund:    9.104949            11.258218                23.65%                   0           2003
Class III - Q/NQ             10.000000           9.104949                 -8.95%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.208181           12.407830                10.70%                   0           2004
Growth Leaders Fund: Class   7.470286            11.208181                50.04%                   0           2003
III - Q/NQ                   10.000000           7.470286                -25.30%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.021510           11.411811                13.87%                 258           2004
Worldwide Leaders Fund:      7.481395            10.021510                33.95%                 258           2003
Class I - Q/NQ               10.185366           7.481395                -26.55%               2,669           2002
                             12.743972           10.185366               -20.08%               2,990           2001
                             14.762540           12.743972               -13.67%               2,626           2000
                             12.198407           14.762540                21.02%               2,000           1999
                             10.000000           12.198407                21.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.543884           15.422868                13.87%                   0           2004
Worldwide Leaders Fund:      10.000000           13.543884                35.44%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.760922           14.248614                11.66%               7,864           2004
Fund: Class I - Q/NQ         9.653687            12.760922                32.19%               8,363           2003
                             14.698966           9.653687                -34.32%               8,363           2002
                             16.747262           14.698966               -12.23%               8,363           2001
                             20.290923           16.747262               -17.46%               9,266           2000
                             10.000000           20.290923                10.91%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.951544           28.814275                15.48%               2,192           2004
Fund: Class I - Q/NQ         16.157486           24.951544                54.43%               2,258           2003
                             22.532936           16.157486               -28.29%               2,574           2002
                             17.844017           22.532936                26.28%              14,002           2001
                             16.298055           17.844017                 9.49%              13,037           2000
                             12.949678           16.298055                25.86%                   0           1999
                             10.000000           12.949678                29.50%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.103495           22.385127                17.18%               3,100           2004
Fund: Class I - Q/NQ         13.760315           19.103495                38.83%               3,541           2003
                             16.907018           13.760315               -18.61%               4,002           2002
                             18.409209           16.907018                -8.16%               4,070           2001
                             17.169820           18.409209                 7.22%               3,671           2000
                             12.109325           17.169820                41.79%                   0           1999
                             10.000000           12.109325                21.09%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.916530            10.591841                 6.81%                   0           2004
Balanced Fund: Class I -     8.506213            9.916530                 16.58%                   0           2003
Q/NQ                         9.853445            8.506213                -13.67%                   0           2002
                             10.391332           9.853445                 -5.18%                   0           2001
                             10.591234           10.391332                -1.89%                   0           2000
                             10.665345           10.591234                -0.69%                   0           1999
                             10.000000           10.665345                 6.65%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.016970           11.587479                15.68%               3,478           2004
Comstock Value Fund: Class   7.741201            10.016970                29.40%                   0           2003
I - Q/NQ                     10.504440           7.741201                -26.31%                   0           2002
                             12.147081           10.504440               -13.52%                   0           2001
                             13.803577           12.147081               -12.00%                   0           2000
                             11.832846           13.803577                16.65%                   0           1999
                             10.000000           11.832846                18.33%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.718597           13.339610                 4.88%               2,274           2004
Sector Bond Fund: Class I    11.522667           12.718597                10.38%               3,083           2003
- Q/NQ                       10.917216           11.522667                 5.55%               2,344           2002
                             10.644186           10.917216                 2.57%               1,131           2001
                             10.232296           10.644186                 4.03%                 988           2000
                             10.234182           10.232296                -0.02%                   0           1999
                             10.000000           10.234182                 2.34%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.366319                13.66%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.120554            7.108411                 16.14%              17,350           2004
Portfolio: Service Shares    5.170642            6.120554                 18.37%              19,100           2003
- Q/NQ                       6.247210            5.170642                -17.23%              19,163           2002
                             8.118530            6.247210                -23.05%              21,478           2001
                             10.000000           8.118530                -18.81%              20,453           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.357170            3.323846                 -0.99%               8,730           2004
Global Technology            2.328014            3.357170                 44.21%              10,549           2003
Portfolio: Service Shares    4.003432            2.328014                -41.85%              12,685           2002
- Q/NQ                       6.488148            4.003432                -38.30%              17,762           2001
                             10.000000           6.488148                -35.12%              18,019           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.257004           10.182376                -0.73%                   0           2004
Global Technology            7.080856            10.257004                44.86%                   0           2003
Portfolio: Service II        10.000000           7.080856                -29.19%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.950696            6.953235                 16.85%               7,377           2004
International Growth         4.492787            5.950696                 32.45%               8,314           2003
Portfolio: Service Shares    6.146956            4.492787                -26.91%               8,377           2002
- Q/NQ                       8.155155            6.146956                -24.62%               9,728           2001
                             10.000000           8.155155                -18.45%              10,254           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.235608           11.962481                16.87%                 903           2004
International Growth         7.727134            10.235608                32.46%                 903           2003
Portfolio: Service II        10.000000           7.727134                -22.73%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.174698           14.079355                15.64%                   0           2004
Risk-Managed Core            10.000000           12.174698                21.75%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.208305           15.060109                14.02%               1,938           2004
Management Trust - AMT       10.182084           13.208305                29.72%               1,938           2003
Guardian Portfolio - Q/NQ    14.061726           10.182084               -27.59%               1,377           2002
                             14.503162           14.061726                -3.04%               1,377           2001
                             14.565469           14.503162                -0.43%               1,377           2000
                             12.872425           14.565469                13.15%               1,377           1999
                             10.000000           12.872425                28.72%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.995324            9.917071                 -0.78%                   0           2004
Management Trust - AMT       10.000000           9.995324                 -0.05%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.629313           14.461252                14.51%               2,509           2004
Management Trust - AMT       10.016277           12.629313                26.09%               3,624           2003
Mid-Cap Growth Portfolio:    14.398827           10.016277               -30.44%               4,457           2002
Class I - Q/NQ               19.411326           14.398827               -25.82%               4,813           2001
                             21.304943           19.411326                -8.89%               3,061           2000
                             14.062035           21.304943                51.51%                 235           1999
                             10.000000           14.062035                40.62%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.794211           13.814765                17.13%                   0           2004
Management Trust - AMT       8.868057            11.794211                33.00%                   0           2003
Partners Portfolio - Q/NQ    11.874797           8.868057                -25.32%                   0           2002
                             12.413995           11.874797                -4.34%                   0           2001
                             12.520433           12.413955                -0.85%                 710           2000
                             11.844579           12.520433                 5.71%                   0           1999
                             10.000000           11.844579                18.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.266289                12.66%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.379330           14.597814                17.92%               1,839           2004
Account Funds -              10.011907           12.379330                23.65%               2,486           2003
Oppenheimer Aggressive       14.083811           10.011907               -28.91%               3,518           2002
Growth Fund/VA:              20.815942           14.083811               -32.34%              20,266           2001
Non-Service Shares - Q/NQ    23.819210           20.815942               -12.61%              21,616           2000
                             13.176875           23.819210                80.77%                 144           1999
                             10.000000           13.176875                31.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.478903           15.243243                 5.28%               2,301           2004
Account Funds -              11.231257           14.478903                28.92%               2,336           2003
Oppenheimer Capital          15.597781           11.231257               -27.99%               2,503           2002
Appreciation Fund/VA:        18.124562           15.597781               -13.94%               1,454           2001
Non-Service Shares - Q/NQ    18.450922           18.124562                -1.77%                 989           2000
                             13.230001           18.450922                39.46%                   0           1999
                             10.000000           13.230001                32.30%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.204530           16.668829                17.35%                   0           2004
Account Funds -              10.000000           14.204530                42.05%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.878533            10.416023                17.32%               1,978           2004
Account Funds -              6.305481            8.878533                 40.81%               2,366           2003
Oppenheimer Global           8.225627            6.305481                -23.34%               2,366           2002
Securities Fund/VA:          9.499528            8.225627                -13.41%               1,293           2001
Non-Service Shares - Q/NQ    10.000000           9.499528                 -5.00%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.701284           12.609661                 7.76%               6,913           2004
Account Funds -              9.379287            11.701284                24.76%               7,328           2003
Oppenheimer Main Street(R)     11.732552           9.379287                -20.06%              10,119           2002
Fund/VA: Non-Service         13.266293           11.732552               -11.56%              21,427           2001
Shares - Q/NQ                14.770155           13.266293               -10.18%              19,102           2000
                             12.326652           14.770155                19.82%               3,469           1999
                             10.000000           12.326652                23.27%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.005020            10.480821                16.39%                 813           2004
II, Inc.: Investor Class -   6.676060            9.005020                 34.89%                 813           2003
Q/NQ                         9.266486            6.676060                -27.95%                 813           2002
                             9.775318            9.266486                 -5.21%                 813           2001
                             10.000000           9.775318                 -2.25%               1,529           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.327390           25.276707                 8.36%                   0           2004
Institutional Funds, Inc.    18.530862           23.327390                25.88%                   0           2003
- Emerging Markets Debt      17.233321           18.530862                 7.53%                   0           2002
Portfolio: Class I - Q/NQ    15.900192           17.233321                 8.38%                 665           2001
                             14.498248           15.900192                 9.67%                   0           2000
                             11.382564           14.498248                27.37%                   0           1999
                             10.000000           11.382564                13.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.660359            6.776155                 19.71%                   0           2004
Institutional Funds, Inc.    4.055570            5.660359                 39.57%                 492           2003
- Mid Cap Growth             5.984011            4.055570                -32.23%                 492           2002
Portfolio: Class I - Q/NQ    8.599825            5.984011                -30.42%                 492           2001
                             10.000000           8.599825                -14.00%                 492           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.835262           23.949574                34.28%               2,257           2004
Institutional Funds, Inc.    13.173972           17.835262                35.38%                   0           2003
- U.S. Real Estate           13.487571           13.173972                -2.33%                   0           2002
Portfolio: Class I - Q/NQ    12.473542           13.487571                 8.13%                   0           2001
                             10.000000           12.473542                 3.87%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.977155           24.759748                23.94%                   0           2004
Insurance Trust -            13.159985           19.977155                51.80%                   0           2003
Worldwide Emerging Markets   13.766864           13.159985                -4.41%                 248           2002
Fund: Initial Class - Q/NQ   14.243025           13.766864                -3.34%                 248           2001
                             24.884920           14.243025               -42.76%                 248           2000
                             12.619986           24.884920                97.19%                   0           1999
                             10.000000           12.619986                26.20%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.597286                25.97%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.561436           19.032313                22.30%                   0           2004
Insurance Trust -            10.916950           15.561436                42.54%                   0           2003
Worldwide Hard Assets        11.412316           10.916950                -4.34%               2,163           2002
Fund: Initial Class - Q/NQ   12.945227           11.412316               -11.84%               2,163           2001
                             11.802251           12.945227                 9.68%                   0           2000
                             9.907247            11.802251                19.13%                   0           1999
                             10.000000           9.907247                 -0.93%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.454684                24.55%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.668003            10.438181                 7.97%                   0           2004
Funds - Diversified Stock    7.275772            9.668003                 32.88%                   0           2003
Fund: Class A - Q/NQ         9.653677            7.275772                -24.63%                   0           2002
                             9.775505            9.653677                 -1.25%                   0           2001
                             10.042508           9.775505                  2.73%                   0           2000
                             10.000000           10.042508                -0.42%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.627252           12.927802                11.19%               7,508           2004
Portfolios, Inc. -           9.134791            11.627252                27.29%               9,135           2003
American Century VP Income   11.513844           9.134791                -20.66%               9,135           2002
& Growth Fund: Class I       12.768846           11.513844                -9.83%               7,366           2001*
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.647602           12.040921                13.09%               6,620           2004
Portfolios, Inc. -           8.690538            10.647602                22.52%               6,620           2003
American Century VP          11.091611           8.690538                -21.65%               6,620           2002
International Fund: Class    15.916904           11.091611               -30.32%               5,589           2001*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.835934            11.138173                13.24%               2,662           2004
Portfolios, Inc. -           8.028048            9.835934                 22.52%               1,980           2003
American Century VP          10.000000           8.028048                -19.72%                 771           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.773254            10.643580                 8.91%                   0           2004
Portfolios, Inc. -           7.952075            9.773254                 22.90%                   0           2003
American Century VP Ultra    10.000000           7.952075                -20.48%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.476950           17.412261                12.50%              28,802           2004
Portfolios, Inc. -           12.196439           15.476950                26.90%              29,348           2003
American Century VP Value    14.185172           12.196439               -14.02%              27,675           2002
Fund: Class I - Q/NQ         12.778642           14.185172                11.01%              23,704           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.213008           10.633557                 4.12%              13,758           2004
Portfolios II, Inc. -        10.000000           10.213008                 2.13%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.877095           12.628537                16.10%                   0           2004
Global Small Cap Portfolio   7.486045            10.877095                45.30%                   0           2003
- Q/NQ                       11.554752           7.486045                -35.21%                   0           2002
                             16.456572           11.554752               -29.79%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.026413           11.320526                12.91%                   0           2004
International Focus          7.655883            10.026413                30.96%                   0           2003
Portfolio - Q/NQ             9.714079            7.655883                -21.19%                   0           2002
                             12.702702           9.714079                -23.53%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.323079           13.501434                 9.56%                   0           2004
Large Cap Value Portfolio    10.005487           12.323079                23.16%                   0           2003
- Q/NQ                       13.222072           10.005487               -24.33%                   0           2002
                             13.312463           13.222072                -0.68%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.294104           12.346278                19.94%                   0           2004
Portfolios - Small Cap       7.592743            10.294104                35.58%                   0           2003
Stock Index Portfolio:       10.000000           7.592743                -24.07%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.449413            9.875708                  4.51%                 360           2004
Responsible Growth Fund,     7.621164            9.449413                 23.99%                 360           2003
Inc.: Initial Shares - Q/NQ  10.900528           7.621164                -30.08%               3,570           2002
                             14.309420           10.900528               -23.82%               1,312           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    10.996431           11.971890                 8.87%              29,777           2004
Inc.: Initial Shares - Q/NQ  8.705780            10.996431                26.31%              32,304           2003
                             11.395964           8.705780                -23.61%              34,364           2002
                             13.188992           11.395964               -13.59%              23,632           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.568814           11.958170                 3.37%               5,237           2004
Investment Fund              9.702740            11.568814                19.23%               4,155           2003
-Appreciation Portfolio:     11.839596           9.702740                -18.05%               6,012           2002
Initial Shares - Q/NQ        13.268495           11.839596               -10.77%               4,153           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.491949           12.737045                 1.96%              16,793           2004
- Federated Quality Bond     12.131471           12.491949                 2.97%              14,722           2003
Fund II: Primary Shares -    11.278978           12.131471                 7.56%              19,280           2002
Q/NQ                         10.612780           11.278978                 6.28%               9,017           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.845461           14.078719                 9.60%              98,339           2004
Insurance Products Fund -    10.024679           12.845461                28.14%             106,478           2003
VIP Equity-Income            12.274215           10.024679               -18.33%             120,473           2002
Portfolio: Service Class -   13.143893           12.274215                -6.62%              63,865           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.077503           11.256004                 1.61%              22,233           2004
Insurance Products Fund -    8.478157            11.077503                30.66%              19,856           2003
VIP Growth Portfolio:        12.344049           8.478157                -31.32%              18,578           2002
Service Class - Q/NQ         15.249368           12.344049               -19.05%              20,466           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.406006            10.131831                 7.72%              19,759           2004
Insurance Products Fund -    7.528392            9.406006                 24.94%              22,157           2003
VIP High Income Portfolio:   7.383653            7.528392                  1.96%              20,132           2002
Service Class - Q/NQ         8.517712            7.383653                -13.31%              10,092           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.614887           12.970635                11.67%               5,093           2004
Insurance Products Fund -    8.242406            11.614887                40.92%               5,418           2003
VIP Overseas Portfolio:      10.515875           8.242406                -21.62%               5,418           2002
Service Class - Q/NQ         13.576001           10.515875               -22.54%               5,110           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.873513           12.143653                11.68%               4,999           2004
Insurance Products Fund -    7.713742            10.873513                40.96%               9,735           2003
VIP Overseas Portfolio:      10.000000           7.713742                -22.86%               4,963           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.912260           15.789650                13.49%              18,354           2004
Insurance Products Fund II   11.015156           13.912260                26.30%              17,013           2003
- VIP Contrafund(R)            12.359225           11.015156               -10.88%              15,813           2002
Portfolio: Service Class -   14.333260           12.359225               -13.77%               5,986           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.108120           10.375977                 2.65%                   0           2004
Insurance Products Fund II   10.000000           10.108120                 1.08%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.477086            8.930329                  5.35%                 328           2004
Insurance Products Fund      6.644054            8.477086                 27.59%                 328           2003
III - VIP Growth             8.647434            6.644054                -23.17%                 328           2002
Opportunities Portfolio:     10.272119           8.647434                -15.82%                 112           2001*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.534626           12.937705                12.16%               3,592           2004
Insurance Products Fund      7.428775            11.534626                55.27%               3,819           2003
III - VIP Value Strategies   10.000000           7.428775                -25.71%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.762779           16.286544                18.34%               2,357           2004
International Value Fund:    10.000000           13.762779                37.63%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.703153           20.160466                13.88%               4,455           2004
Index Fund: Class I - Q/NQ   13.360934           17.703153                32.50%               6,177           2003
                             16.031888           13.360934               -16.66%               5,109           2002
                             16.509731           16.031888                -2.89%               2,909           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.860661           12.849293                 8.34%               4,374           2004
Income Bond Fund: Class I    9.857878            11.860661                20.32%               4,123           2003
- Q/NQ                       9.705141            9.857878                  1.57%               7,680           2002
                             9.464778            9.705141                  2.54%               3,999           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.982304           13.048349                18.81%                   0           2004
Emerging Markets Fund:       6.753156            10.982304                62.62%                   0           2003
Class I - Q/NQ               8.096093            6.753156                -16.59%                   0           2002
                             8.678451            8.096093                 -6.71%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.178340           14.470955                18.83%               1,650           2004
Emerging Markets Fund:       7.490620            12.178340                62.58%               1,650           2003
Class III - Q/NQ             10.000000           7.490620                -25.09%               1,140           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.232126           14.579459                19.19%                   0           2004
Financial Services Fund:     8.787543            12.232126                39.20%                   0           2003
Class III - Q/NQ             10.000000           8.787543                -12.12%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.324074           12.016920                 6.12%               7,588           2004
Health Sciences Fund:        8.414030            11.324074                34.59%               7,531           2003
Class III - Q/NQ             10.000000           8.414030                -15.86%               1,485           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.904946            2.981754                  2.64%               5,151           2004
Technology and               1.901728            2.904946                 52.75%               5,291           2003
Communications Fund: Class   3.377839            1.901728                -43.70%               5,291           2002
I - Q/NQ                     5.994151            3.377839                -43.65%               5,175           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.860924           11.144408                 2.61%                   0           2004
Technology and               7.112126            10.860924                52.71%                   0           2003
Communications Fund: Class   10.000000           7.112126                -28.88%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.662506            12.355390                27.87%                   0           2004
Utilities Fund: Class III    7.908084            9.662506                 22.19%                   0           2003
- Q/NQ                       10.000000           7.908084                -20.92%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.113343           12.308376                 1.61%              42,397           2004
Government Bond Fund:        12.068906           12.113343                 0.37%              51,861           2003
Class I - Q /NQ              11.051278           12.068906                 9.21%              77,494           2002
                             10.472185           11.051278                 5.53%              18,859           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    5.969902            6.353549                  6.43%              12,710           2004
Fund: Class I - Q/NQ         4.570511            5.969902                 30.62%              12,710           2003
                             6.516595            4.570511                -29.86%              12,710           2002
                             9.216406            6.516595                -29.29%              10,972           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.446338            7.243582                 12.37%                   0           2004
International Growth Fund:   4.830339            6.446338                 33.46%                   0           2003
Class I - Q/NQ               6.468145            4.830339                -25.32%                   0           2002
                             9.213885            6.468145                -29.80%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.322414           11.615140                12.52%                 757           2004
International Growth Fund:   7.751335            10.322414                33.17%                 818           2003
Class III - Q/NQ             10.000000           7.751335                -22.49%                 908           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.512395           10.825457                 2.98%              52,308           2004
Investor Destinations        9.900522            10.512395                 6.18%              71,599           2003
Conservative Fund: Class     10.000000           9.900522                 -0.99%              13,958           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.627027           11.205635                 5.44%             139,948           2004
Investor Destinations        9.498578            10.627027                11.88%             166,895           2003
Moderately Conservative      10.000000           9.498578                 -5.01%              69,835           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.636383           11.464275                 7.78%             175,503           2004
Investor Destinations        9.003831            10.636383                18.13%             187,606           2003
Moderate Fund: Class II -    10.000000           9.003831                 -9.96%              21,154           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.664866           11.763314                10.30%             127,348           2004
Investor Destinations        8.557964            10.664866                24.62%             110,693           2003
Moderately Aggressive        10.000000           8.557964                -14.42%              77,400           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.649717           11.949230                12.20%              38,876           2004
Investor Destinations        8.207270            10.649717                29.76%              22,586           2003
Aggressive Fund: Class II    10.000000           8.207270                -17.93%               8,896           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.224491           12.738989                13.49%                 455           2004
Growth Fund: Class I - Q/NQ  8.139837            11.224491                37.90%                 196           2003
                             13.134144           8.139837                -38.03%                 196           2002
                             19.155179           13.134144               -31.43%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.910569           10.823110                -0.80%              63,901           2004
Market Fund: Class I -       11.019038           10.910569                -0.98%              76,812           2003
Q/NQ                         11.064171           11.019038                -0.41%              79,347           2002
                             10.853962           11.064171                 1.94%               4,955           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.748649           11.608061                 8.00%              20,686           2004
Nationwide(R) Fund: Class I    8.566400            10.748649                25.47%              24,845           2003
- Q/NQ                       10.533860           8.566400                -18.68%              28,298           2002
                             12.141316           10.533860               -13.24%              10,581           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.247196           13.144815                16.87%                   0           2004
Nationwide(R) Leaders Fund:    9.100645            11.247196                23.59%                   0           2003
Class III - Q/NQ             10.000000           9.100645                 -8.99%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.197192           12.389373                10.65%               8,196           2004
Growth Leaders Fund: Class   7.466744            11.197192                49.96%               6,417           2003
III - Q/NQ                   10.000000           7.466744                -25.33%                 825           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.994811            11.375654                13.82%                 686           2004
Worldwide Leaders Fund:      7.465251            9.994811                 33.88%                 686           2003
Class I - Q/NQ               10.168561           7.465251                -26.58%                 686           2002
                             12.729459           10.168561               -20.12%                 172           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.539299           15.409825                13.82%                   0           2004
Worldwide Leaders Fund:      10.000000           13.539299                35.39%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.730702           14.207650                11.60%                 738           2004
Fund: Class I - Q/NQ         9.635711            12.730702                32.12%               2,655           2003
                             14.679081           9.635711                -34.36%               3,059           2002
                             16.733188           14.679081               -12.28%               3,677           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.885091           28.722942                15.42%               7,707           2004
Fund: Class I - Q/NQ         16.122626           24.885091                54.35%               8,077           2003
                             22.495777           16.122626               -28.33%               8,560           2002
                             17.823704           22.495777                26.21%               5,559           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.052645           22.314210                17.12%              19,961           2004
Fund: Class I - Q/NQ         13.730651           19.052645                38.76%              23,244           2003
                             16.879142           13.730651               -18.65%              24,266           2002
                             18.388267           16.879142                -8.21%               8,774           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.890109            10.558248                 6.76%                 392           2004
Balanced Fund: Class I -     8.487853            9.890109                 16.52%               2,064           2003
Q/NQ                         9.837192            8.487853                -13.72%               2,064           2002
                             10.379505           9.837192                 -5.22%               2,306           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         9.990303            11.550766                15.62%               5,807           2004
Comstock Value Fund: Class   7.724509            9.990303                 29.33%               5,056           2003
I - Q/NQ                     10.487119           7.724509                -26.34%               2,499           2002
                             12.133258           10.487119               -13.57%                 665           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.684724           13.297326                 4.83%              23,746           2004
Sector Bond Fund: Class I    11.497820           12.684724                10.32%              23,238           2003
- Q/NQ                       10.899202           11.497820                 5.49%               8,752           2002
                             10.632058           10.899202                 2.51%               1,839           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.362502                13.63%               2,753           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.108331            7.090622                 16.08%              25,149           2004
Portfolio: Service Shares    5.162942            6.108331                 18.31%              29,299           2003
- Q/NQ                       6.241085            5.162942                -17.27%              31,016           2002
                             8.114733            6.241085                -23.09%              24,360           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.350462            3.315514                 -1.04%               5,231           2004
Global Technology            2.324540            3.350462                 44.13%               5,231           2003
Portfolio: Service Shares    3.999498            2.324540                -41.88%               5,231           2002
- Q/NQ                       6.485104            3.999498                -38.33%               2,506           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.248317           10.168590                -0.78%                 668           2004
Global Technology            7.078454            10.248317                44.78%                 668           2003
Portfolio: Service II        10.000000           7.078454                -29.22%                 562           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.938819            6.935852                 16.79%               6,879           2004
International Growth         4.486092            5.938819                 32.38%               8,306           2003
Portfolio: Service Shares    6.140922            4.486092                -26.95%               8,306           2002
- Q/NQ                       8.151333            6.140922                -24.66%               6,193           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.226942           11.946276                16.81%               2,994           2004
International Growth         7.724506            10.226942                32.40%               1,652           2003
Portfolio: Service II        10.000000           7.724506                -22.75%               1,652           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.170561           14.067422                15.59%                 437           2004
Risk-Managed Core            10.000000           12.170561                21.71%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.173140           15.012385                13.96%               5,718           2004
Management Trust - AMT       10.160128           13.173140                29.66%               6,623           2003
Guardian Portfolio - Q/NQ    14.038550           10.160128               -27.63%               6,607           2002
                             14.486662           14.038550                -3.09%               1,411           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.991948            9.908686                 -0.83%               7,097           2004
Management Trust - AMT       10.000000           9.991948                 -0.08%                  70           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.595653           14.415391                14.45%               9,479           2004
Management Trust - AMT       9.994652            12.595653                26.02%              12,013           2003
Mid-Cap Growth Portfolio:    14.375068           9.994652                -30.47%              12,692           2002
Class I - Q/NQ               19.389212           14.375068               -25.86%               5,510           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.762808           13.770990                17.07%               4,849           2004
Management Trust - AMT       8.848923            11.762808                32.93%               5,437           2003
Partners Portfolio - Q/NQ    11.855202           8.848923                -25.36%               5,390           2002
                             12.399807           11.855202                -4.39%               5,604           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.262512                12.63%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.346352           14.551544                17.86%              17,736           2004
Account Funds -              9.990303            12.346352                23.58%              13,483           2003
Oppenheimer Aggressive       14.060573           9.990303                -28.95%              12,174           2002
Growth Fund/VA:              20.792245           14.060573               -32.38%               7,231           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.440322           15.194913                 5.23%              64,417           2004
Account Funds -              11.207016           14.440322                28.85%              64,812           2003
Oppenheimer Capital          15.572047           11.207016               -28.03%              74,764           2002
Appreciation Fund/VA:        18.103937           15.572047               -13.99%              36,916           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.199720           16.654730                17.29%              37,334           2004
Account Funds -              10.000000           14.199720                42.00%              30,849           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.862004            10.391353                17.26%              33,559           2004
Account Funds -              6.296936            8.862004                 40.74%              37,658           2003
Oppenheimer Global           8.218658            6.296936                -23.38%              44,474           2002
Securities Fund/VA:          9.496340            8.218658                -13.45%              16,164           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.670124           12.569703                 7.71%               3,611           2004
Account Funds -              9.359056            11.670124                24.69%               9,682           2003
Oppenheimer Main Street(R)     11.713202           9.359056                -20.10%              18,496           2002
Fund/VA: Non-Service         13.251196           11.713202               -11.61%               7,567           2001*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.988254            10.455996                16.33%              71,465           2004
II, Inc.: Investor Class -   6.667013            8.988254                 34.82%              78,574           2003
Q/NQ                         9.258644            6.667013                -27.99%             105,405           2002
                             9.772041            9.258644                 -5.25%              56,630           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.265299           25.196617                 8.30%               2,565           2004
Institutional Funds, Inc.    18.490922           23.265299                25.82%               2,717           2003
- Emerging Markets Debt      17.204918           18.490922                 7.47%               2,489           2002
Portfolio: Class I - Q/NQ    15.882098           17.204918                 8.33%                  36           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.649809            6.760095                 19.65%               4,480           2004
Institutional Funds, Inc.    4.050054            5.649809                 39.50%               4,932           2003
- Mid Cap Growth             5.978929            4.050054                -32.26%               4,053           2002
Portfolio: Class I - Q/NQ    8.596944            5.978929                -30.45%               2,399           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.787794           23.873713                34.21%              25,529           2004
Institutional Funds, Inc.    13.145572           17.787794                35.31%              24,878           2003
- U.S. Real Estate           13.465327           13.145572                -2.37%              18,139           2002
Portfolio: Class I - Q/NQ    12.459341           13.465327                 8.07%               1,514           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.923949           24.681277                23.88%                 668           2004
Insurance Trust -            13.131584           19.923949                51.73%                 724           2003
Worldwide Emerging Markets   13.744142           13.131584                -4.46%                 724           2002
Fund: Initial Class - Q/NQ   14.226803           13.744142                -3.39%                  16           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.593052                25.93%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.519976           18.971961                22.24%                   0           2004
Insurance Trust -            10.893391           15.519976                42.47%                   0           2003
Worldwide Hard Assets        11.393485           10.893391                -4.39%                   0           2002
Fund: Initial Class - Q/NQ   12.930490           11.393485               -11.89%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.450500                24.51%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.645954            10.409093                 7.91%                   0           2004
Funds - Diversified Stock    7.262866            9.645954                 32.81%                   0           2003
Fund: Class A - Q/NQ         9.641466            7.262866                -24.67%                   0           2002
                             9.768142            9.641466                 -1.30%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.596281           12.886814                11.13%             146,161           2004
Portfolios, Inc. -           9.115086            11.596281                27.22%             168,408           2003
American Century VP Income   11.494846           9.115086                -20.70%             162,536           2002
& Growth Fund: Class I -     12.754306           11.494846                -9.87%              52,760           2001
Q/NQ                         14.507084           12.754306               -12.08%               9,969           2000
                             12.498159           14.507084                16.07%               3,086           1999
                             10.000000           12.498159                24.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.619263           12.002773                13.03%              47,047           2004
Portfolios, Inc. -           8.671800            10.619263                22.46%              49,485           2003
American Century VP          11.073317           8.671800                -21.69%              58,813           2002
International Fund: Class    15.898785           11.073317               -30.35%              50,246           2001
I - Q/NQ                     19.434239           15.898785               -18.19%              30,079           2000
                             12.045328           19.434239                61.34%                 445           1999
                             10.000000           12.045328                20.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.827587            11.123058                13.18%              48,143           2004
Portfolios, Inc. -           8.025314            9.827587                 22.46%              47,532           2003
American Century VP          10.000000           8.025314                -19.75%              39,223           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.764966            10.629148                 8.85%               4,671           2004
Portfolios, Inc. -           7.949373            9.764966                 22.84%               4,874           2003
American Century VP Ultra    10.000000           7.949373                -20.51%               6,989           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.435721           17.357040                12.45%             199,361           2004
Portfolios, Inc. -           12.170125           15.435721                26.83%             206,434           2003
American Century VP Value    14.161782           12.170125               -14.06%             225,729           2002
Fund: Class I - Q/NQ         12.764086           14.161782                10.95%              81,141           2001
                             10.984159           12.764086                16.20%               3,487           2000
                             11.264161           10.984159                -2.49%                 145           1999
                             10.000000           11.264161                12.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.209525           10.624530                 4.06%              61,587           2004
Portfolios II, Inc. -        10.000000           10.209525                 2.10%              41,832           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.848074           12.588443                16.04%                   0           2004
Global Small Cap Portfolio   7.469866            10.848074                45.22%                   0           2003
- Q/NQ                       11.535653           7.469866                -35.25%                   0           2002
                             16.437806           11.535653               -29.82%                   0           2001
                             20.617144           16.437806               -20.27%                   0           2000
                             12.821248           20.617144                60.80%                   0           1999
                             10.000000           12.821248                28.21%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.999695            11.284628                12.85%               1,218           2004
International Focus          7.639349            9.999695                 30.90%               1,218           2003
Portfolio - Q/NQ             9.698035            7.639349                -21.23%               1,218           2002
                             12.688214           9.698035                -23.57%               1,458           2001
                             17.408242           12.688214               -27.11%                 903           2000
                             11.535935           17.408242                50.90%                 531           1999
                             10.000000           11.535935                15.36%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.290259           13.458639                 9.51%                 468           2004
Large Cap Value Portfolio    9.983912            12.290259                23.10%                 486           2003
- Q/NQ                       13.200277           9.983912                -24.37%                 500           2002
                             13.297317           13.200277                -0.73%               3,890           2001
                             12.413046           13.297317                 7.12%                   0           2000
                             11.879593           12.413046                 4.49%                   0           1999
                             10.000000           11.879593                18.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.285373           12.329540                19.87%              25,826           2004
Portfolios - Small Cap       7.590152            10.285373                35.51%              18,814           2003
Stock Index Portfolio:       10.000000           7.590152                -24.10%               6,956           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.424231            9.844387                  4.46%              34,467           2004
Responsible Growth Fund,     7.604702            9.424231                 23.93%              43,894           2003
Inc.: Initial Shares - Q/NQ  10.882532           7.604702                -30.12%              36,976           2002
                             14.293123           10.882532               -23.86%              22,959           2001
                             16.333747           14.293123               -12.49%              16,334           2000
                             12.767196           16.333747                27.94%               6,848           1999
                             10.000000           12.767196                27.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    10.967119           11.933915                 8.82%             208,022           2004
Inc.: Initial Shares - Q/NQ  8.686976            10.976119                26.25%             232,397           2003
                             11.377149           8.686976                -23.65%             268,612           2002
                             13.173971           11.377149               -13.64%             154,230           2001
                             14.764046           13.173971               -10.77%              54,601           2000
                             12.446981           14.764046                18.62%               3,548           1999
                             10.000000           12.446981                24.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.537984           11.920233                 3.31%              57,826           2004
Investment Fund              9.681804            11.537984                19.17%              69,120           2003
-Appreciation Portfolio:     11.820057           9.681804                -18.09%              78,696           2002
Initial Shares - Q/NQ        13.253384           11.820057               -10.81%              35,429           2001
                             13.562791           13.253384                -2.28%               4,030           2000
                             12.372807           13.562791                 9.62%                 158           1999
                             10.000000           12.372807                23.73%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.462369           12.700428                 1.91%             176,215           2004
- Federated Quality Bond     12.108907           12.462369                 2.92%             209,370           2003
Fund II: Primary Shares -    11.263725           12.108907                 7.50%             216,374           2002
Q/NQ                         10.603847           11.263725                 6.22%              49,328           2001
                             9.760781            10.603847                 8.64%               3,007           2000
                             10.000000           9.760781                 -2.39%                 594           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.811259           14.034109                 9.55%             363,204           2004
Insurance Products Fund -    10.003066           12.811259                28.07%             376,685           2003
VIP Equity-Income            12.253980           10.003066               -18.37%             356,212           2002
Portfolio: Service Class -   13.128922           12.253980                -6.66%             137,884           2001
Q/NQ                         12.324339           13.128922                 6.53%              37,928           2000
                             11.793413           12.324339                 4.50%               5,843           1999
                             10.000000           11.793413                17.93%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.047999           11.220319                 1.56%             202,592           2004
Insurance Products Fund -    8.459859            11.047999                30.59%             216,320           2003
VIP Growth Portfolio:        12.323670           8.459859                -31.35%             230,052           2002
Service Class - Q/NQ         15.232000           12.323670               -19.09%             170,494           2001
                             17.413426           15.232000               -12.53%             118,199           2000
                             12.896602           17.413426                35.02%              43,036           1999
                             10.000000           12.896602                28.97%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.380947            10.099701                 7.66%              64,035           2004
Insurance Products Fund -    7.512154            9.380947                 24.88%              70,746           2003
VIP High Income Portfolio:   7.371466            7.512154                  1.91%              70,358           2002
Service Class - Q/NQ         8.508002            7.371466                -13.36%              30,287           2001
                             11.177582           8.508002                -23.88%               6,719           2000
                             10.515966           11.177582                 6.29%                 356           1999
                             10.000000           10.515966                 5.16%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.583907           12.929468                11.62%              12,509           2004
Insurance Products Fund -    8.224601            11.583907                40.84%              16,453           2003
VIP Overseas Portfolio:      10.498504           8.224601                -21.66%              23,629           2002
Service Class - Q/NQ         13.560524           10.498504               -22.58%              33,057           2001
                             17.052691           13.560524               -20.48%              22,141           2000
                             12.170445           17.052691                40.12%                 260           1999
                             10.000000           12.170445                21.70%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.864300           12.127206                11.62%              41,228           2004
Insurance Products Fund -    7.711109            10.864300                40.89%              45,643           2003
VIP Overseas Portfolio:      10.000000           7.711109                -22.89%              28,410           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.875191           15.739580                13.44%             272,849           2004
Insurance Products Fund II   10.991394           13.875191                26.24%             271,696           2003
- VIP Contrafund(R)            12.338834           10.991394               -10.92%             260,485           2002
Portfolio: Service Class -   14.316943           12.338834               -13.82%             132,739           2001
Q/NQ                         15.603664           14.316943                -8.25%              48,688           2000
                             12.779434           15.603664                22.10%              10,453           1999
                             10.000000           12.779434                27.79%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.104687           10.367180                 2.60%               4,180           2004
Insurance Products Fund II   10.000000           10.104687                 1.05%               1,012           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.454474            8.901990                  5.29%              36,198           2004
Insurance Products Fund      6.629704            8.454474                 27.52%              41,904           2003
III - VIP Growth             8.633163            6.629704                -23.21%              53,623           2002
Opportunities Portfolio:     10.260418           8.633163                -15.86%              20,861           2001
Service Class - Q/NQ         12.595275           10.260418               -18.54%               5,101           2000
                             12.292450           12.595275                 2.46%                   0           1999
                             10.000000           12.292450                22.92%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.524844           12.920158                12.11%              11,913           2004
Insurance Products Fund      7.426249            11.524844                55.19%              26,777           2003
III - VIP Value Strategies   10.000000           7.426249                -25.74%               5,593           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.758110           16.272754                18.28%              10,054           2004
International Value Fund:    10.000000           13.758110                37.58%                 293           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.655987           20.096540                13.82%              79,613           2004
Index Fund: Class I - Q/NQ   13.332102           17.655987                32.43%              81,045           2003
                             16.005443           13.332102               -16.70%              75,022           2002
                             16.490935           16.005443                -2.94%              21,841           2001
                             14.553031           16.490935                13.32%               4,708           2000
                             12.236869           14.553031                18.93%                 120           1999
                             10.000000           12.236869                22.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.829065           12.808565                 8.28%              47,351           2004
Income Bond Fund: Class I    9.836609            11.829065                20.26%              53,811           2003
- Q/NQ                       9.689126            9.836609                  1.52%              47,815           2002
                             9.453988            9.689126                  2.49%              18,501           2001
                             10.479056           9.453988                 -9.78%               3,405           2000
                             10.325454           10.479056                 1.49%                 777           1999
                             10.000000           10.325454                 3.25%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.964194           13.020203                18.75%               2,040           2004
Emerging Markets Fund:       6.745447            10.964194                62.54%               2,602           2003
Class I - Q/NQ               8.090952            6.745447                -16.63%               7,516           2002
                             8.677386            8.090952                 -6.76%               3,287           2001
                             10.000000           8.677386                -13.23%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.167999           14.451324                18.76%              14,587           2004
Emerging Markets Fund:       7.488067            12.167999                62.50%               9,837           2003
Class III - Q/NQ             10.000000           7.488067                -25.12%               3,918           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.220120           14.557757                19.13%               2,340           2004
Financial Services Fund:     8.783377            12.220120                39.13%              12,755           2003
Class III - Q/NQ             10.000000           8.783377                -12.17%               5,136           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.312952           11.999029                 6.06%              41,184           2004
Health Sciences Fund:        8.410033            11.312952                34.52%              38,428           2003
Class III - Q/NQ             10.000000           8.410033                -15.90%              20,596           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.900164            2.975335                  2.59%               1,162           2004
Technology and               1.899557            2.900164                 52.68%               1,162           2003
Communications Fund: Class   3.375688            1.899557                -43.73%               1,162           2002
I - Q/NQ                     5.993413            3.375688                -43.68%                 706           2001
                             10.000000           5.993413                -40.07%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.851730           11.129316                 2.56%              18,800           2004
Technology and               7.109711            10.851730                52.63%              10,736           2003
Communications Fund: Class   10.000000           7.109711                -28.90%               3,548           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.653025            12.336991                27.80%                 504           2004
Utilities Fund: Class III    7.904327            9.653025                 22.12%                 615           2003
- Q/NQ                       10.000000           7.904327                -20.96%                  59           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.081076           12.269348                 1.56%             175,507           2004
Government Bond Fund:        12.042881           12.081076                 0.32%             238,408           2003
Class I - Q/NQ               11.033039           12.042881                 9.15%             301,590           2002
                             10.460250           11.033039                 5.48%              64,235           2001
                             9.449856            10.460250                10.69%               6,302           2000
                             9.839387            9.449856                 -3.96%               1,188           1999
                             10.000000           9.839387                 -1.61%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    5.953998            6.333414                  6.37%              26,631           2004
Fund: Class I - Q/NQ         4.560642            5.953998                 30.55%              48,689           2003
                             6.505832            4.560642                -29.90%              49,226           2002
                             9.205900            6.505832                -29.33%              32,998           2001
                             12.740010           9.205900                -27.74%              30,031           2000
                             12.422359           12.740010                 2.56%              18,980           1999
                             10.000000           12.422359                24.22%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.435697            7.227958                 12.31%                 710           2004
International Growth Fund:   4.824815            6.435697                 33.39%                 710           2003
Class I - Q/NQ               6.464037            4.824815                -25.36%                 710           2002
                             9.212757            6.464037                -29.84%                 329           2001
                             10.000000           9.212757                 -7.87%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.313672           11.599408                12.47%               8,576           2004
International Growth Fund:   7.748697            10.313672                33.10%              12,418           2003
Class III - Q/NQ             10.000000           7.748697                -22.51%               1,546           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.502098           10.809357                 2.93%             143,775           2004
Investor Destinations        9.895838            10.502098                 6.13%             162,571           2003
Conservative Fund: Class     10.000000           9.895838                 -1.04%              43,219           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.616601           11.188941                 5.39%             240,796           2004
Investor Destinations        9.494075            10.616601                11.82%             242,387           2003
Moderately Conservative      10.000000           9.494075                 -5.06%              57,606           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.625957           11.447227                 7.73%             362,284           2004
Investor Destinations        8.999570            10.625957                18.07%             300,999           2003
Moderate Fund: Class II -    10.000000           8.999570                -10.00%             102,411           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.654414           11.745826                10.24%             281,769           2004
Investor Destinations        8.553922            10.654414                24.56%             247,166           2003
Moderately Aggressive        10.000000           8.553922                -14.46%              48,463           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.639301           11.931477                12.15%             108,843           2004
Investor Destinations        8.203385            10.639301                29.69%              83,391           2003
Aggressive Fund: Class II    10.000000           8.203385                -17.97%              53,460           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.194572           12.698570                13.44%              24,360           2004
Growth Fund: Class I - Q/NQ  8.122255            11.194572                37.83%              23,443           2003
                             13.112455           8.122255                -38.06%              20,583           2002
                             19.133359           13.112455               -31.47%              12,231           2001
                             22.988509           19.133359               -16.77%               5,937           2000
                             12.651185           22.988509                81.71%                   0           1999
                             10.000000           12.651185                26.51%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.881482           10.778773                -0.85%             335,579           2004
Market Fund: Class I -       10.995248           10.881482                -1.03%             364,287           2003
Q/NQ                         11.045897           10.995248                -0.46%             354,487           2002
                             10.841575           11.045897                 1.88%             106,990           2001
                             10.395950           10.841575                 4.29%              42,303           2000
                             10.081601           10.395950                 3.12%               7,486           1999
                             10.000000           10.081601                 0.82%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.720003           11.571236                 7.94%              68,497           2004
Nationwide(R) Fund: Class I    8.547905            10.720003                25.41%              78,118           2003
- Q/NQ                       10.516473           8.547905                -18.72%              83,504           2002
                             12.127493           10.516473               -13.28%              43,408           2001
                             12.596911           12.127493                -3.73%               8,304           2000
                             11.976682           12.596911                 5.18%                   0           1999
                             10.000000           11.976682                19.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.236149           13.125222                16.81%               6,069           2004
Nationwide(R) Leaders Fund:    9.096324            11.236149                23.52%               2,649           2003
Class III - Q/NQ             10.000000           9.096324                 -9.04%               2,547           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.186220           12.370936                10.59%              16,004           2004
Growth Leaders Fund: Class   7.463213            11.186220                49.88%              22,525           2003
III - Q/NQ                   10.000000           7.463213                -25.37%               2,730           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.968174            11.339567                13.76%               3,978           2004
Worldwide Leaders Fund:      7.449129            9.968174                 33.82%               8,823           2003
Class I - Q/NQ               10.151774           7.449129                -26.62%               7,839           2002
                             12.714940           10.151774               -20.16%               7,186           2001
                             14.743816           12.714940               -13.76%               6,053           2000
                             12.195325           14.743816                20.90%                   0           1999
                             10.000000           12.195325                21.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.534705           15.396766                13.76%                   0           2004
Worldwide Leaders Fund:      10.000000           13.534705                35.35%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.700547           14.166800                11.54%              57,024           2004
Fund: Class I - Q/NQ         9.617770            12.700547                32.05%              57,832           2003
                             14.659211           9.617770                -34.39%              53,975           2002
                             16.719097           14.659211               -12.32%              20,728           2001
                             20.277316           16.719097               -17.55%               1,858           2000
                             10.000000           20.277316               102.77%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.818800           28.631870                15.36%              61,211           2004
Fund: Class I - Q/NQ         16.087835           24.818800                54.27%              61,160           2003
                             22.458672           16.087835               -28.37%              67,973           2002
                             17.803398           22.458672                26.15%              25,199           2001
                             16.277398           17.803398                 9.37%                 341           2000
                             12.946409           16.277398                25.73%                   0           1999
                             10.000000           12.946409                29.46%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.001877           22.243450                17.06%             132,647           2004
Fund: Class I - Q/NQ         13.701015           19.001877                38.69%             131,158           2003
                             16.851295           13.701015               -18.69%             123,502           2002
                             18.367325           16.851295                -8.25%              21,984           2001
                             17.148084           18.367325                 7.11%               5,450           2000
                             12.106268           17.148084                41.65%                   0           1999
                             10.000000           12.106268                21.06%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.863772            10.524783                 6.70%              51,697           2004
Balanced Fund: Class I -     8.469553            9.863772                 16.46%              57,919           2003
Q/NQ                         9.820962            8.469553                -13.76%              47,013           2002
                             10.367680           9.820962                 -5.27%              25,253           2001
                             10.577794           10.367680                -1.99%               1,590           2000
                             10.662651           10.577794                -0.80%               1,116           1999
                             10.000000           10.662651                 6.63%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         9.963657            11.514104                15.56%             155,846           2004
Comstock Value Fund: Class   7.707824            9.963657                 29.27%              88,917           2003
I - Q/NQ                     10.469799           7.707824                -26.38%              58,045           2002
                             12.119427           10.469799               -13.61%               6,209           2001
                             13.786084           12.119427               -12.09%               5,478           2000
                             11.829858           13.786084                16.54%                 690           1999
                             10.000000           11.829858                18.30%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.650922           13.255163                 4.78%             137,603           2004
Sector Bond Fund: Class I    11.473014           12.650922                10.27%             119,665           2003
- Q/NQ                       10.881227           11.473014                 5.44%              83,817           2002
                             10.619936           10.881227                 2.46%              11,341           2001
                             10.219313           10.619936                 3.92%               4,020           2000
                             10.231592           10.219313                -0.12%                 744           1999
                             10.000000           10.231592                 2.32%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.358686                13.59%               4,494           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.096134            7.072868                 16.02%             142,699           2004
Portfolio: Service Shares    5.155250            6.096134                 18.25%             158,076           2003
- Q/NQ                       6.234962            5.155250                -17.32%             195,585           2002
                             8.110923            6.234962                -23.13%             158,402           2001
                             10.000000           8.110923                -18.89%              88,515           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.343773            3.307220                 -1.09%              85,541           2004
Global Technology            2.321074            3.343773                 44.06%             105,232           2003
Portfolio: Service Shares    3.995569            2.321074                -41.91%             136,441           2002
- Q/NQ                       6.482069            3.995569                -38.36%              82,760           2001
                             10.000000           6.482069                -35.18%              83,673           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.239640           10.154813                -0.83%               7,666           2004
Global Technology            7.076041            10.239640                44.71%              15,518           2003
Portfolio: Service II        10.000000           7.076041                -29.24%              15,720           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.926958            6.918472                 16.73%              55,778           2004
International Growth         4.479412            5.926958                 32.32%              65,146           2003
Portfolio: Service Shares    6.134915            4.479412                -26.98%             101,867           2002
- Q/NQ                       8.147522            6.134915                -24.70%             107,123           2001
                             10.000000           8.147522                -18.52%              55,257           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.218272           11.930086                16.75%              35,446           2004
International Growth         7.721869            10.218272                32.33%              29,759           2003
Portfolio: Service II        10.000000           7.721869                -22.78%              30,659           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.166439           14.055507                15.53%               2,354           2004
Risk-Managed Core            10.000000           12.166439                21.66%                 150           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.138019           14.964753                13.90%              36,921           2004
Management Trust - AMT       10.138201           13.138019                29.59%              38,522           2003
Guardian Portfolio - Q/NQ    14.015386           10.138201               -27.66%              38,438           2002
                             14.470155           14.015386                -3.14%              15,050           2001
                             14.547000           14.470155                -0.53%               1,945           2000
                             12.869170           14.547000                13.04%                 156           1999
                             10.000000           12.869170                28.69%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.988556            9.900293                 -0.88%              48,277           2004
Management Trust - AMT       10.000000           9.988556                 -0.11%              22,237           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.562067           14.369651                14.39%              70,691           2004
Management Trust - AMT       9.973058            12.562067                25.96%              84,424           2003
Mid-Cap Growth Portfolio:    14.351320           9.973058                -30.51%              98,177           2002
Class I - Q/NQ               19.367124           14.351320               -25.90%              38,877           2001
                             21.277954           19.367124                -8.98%              14,631           2000
                             14.058496           21.277954                51.35%                  23           1999
                             10.000000           14.058496                40.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.731426           13.727268                17.01%              23,018           2004
Management Trust - AMT       8.829813            11.731426                32.86%              20,429           2003
Partners Portfolio - Q/NQ    11.835638           8.829813                -25.40%              18,828           2002
                             12.385684           11.835638                -4.44%               4,821           2001
                             12.504542           12.385684                -0.95%               1,244           2000
                             11.841583           12.504542                 5.60%                 571           1999
                             10.000000           11.841583                18.42%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.258724                12.59%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.313446           14.505376                17.80%              39,039           2004
Account Funds -              9.968740            12.313446                23.52%              41,202           2003
Oppenheimer Aggressive       14.037370           9.968740                -28.98%              43,404           2002
Growth Fund/VA:              20.768575           14.037370               -32.41%              35,112           2001
Non-Service Shares - Q/NQ    23.789077           20.768575               -12.70%              20,750           2000
                             13.173548           23.789077                80.58%               2,490           1999
                             10.000000           13.173548                31.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.401857           15.146727                 5.17%             249,848           2004
Account Funds -              11.182836           14.401857                28.79%             249,588           2003
Oppenheimer Capital          15.546364           11.182836               -28.07%             241,932           2002
Appreciation Fund/VA:        18.083324           15.546364               -14.03%              56,062           2001
Non-Service Shares - Q/NQ    18.427568           18.083324                -1.87%              16,904           2000
                             13.226671           18.427568                39.32%                 922           1999
                             10.000000           13.226671                32.27%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.194919           16.640631                17.23%              96,473           2004
Account Funds -              10.000000           14.194919                41.95%              79,550           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.845490            10.366717                17.20%             301,259           2004
Account Funds -              6.288389            8.845490                 40.66%             316,265           2003
Oppenheimer Global           8.211680            6.288389                -23.42%             329,202           2002
Securities Fund/VA:          9.493145            8.211680                -13.50%              42,169           2001
Non-Service Shares - Q/NQ    10.000000           9.493145                 -5.07%               2,570           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.639025           12.529835                 7.65%             190,341           2004
Account Funds -              9.338857            11.639025                24.63%             214,581           2003
Oppenheimer Main Street(R)     11.693870           9.338857                -20.14%             245,912           2002
Fund/VA: Non-Service         13.236091           11.693870               -11.65%             129,371           2001
Shares - Q/NQ                14.751442           13.236091               -10.27%              43,247           2000
                             12.323541           14.751442                19.70%              18,509           1999
                             10.000000           12.323541                23.24%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.971514            10.431223                16.27%             265,941           2004
II, Inc.: Investor Class -   6.657970            8.971514                 34.75%             319,959           2003
Q/NQ                         9.250791            6.657970                -28.03%             323,937           2002
                             9.768758            9.250791                 -5.30%              62,868           2001
                             10.000000           9.768758                 -2.31%               9,684           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.203314           25.116712                 8.25%               3,744           2004
Institutional Funds, Inc.    18.451021           23.203314                25.76%               9,222           2003
- Emerging Markets Debt      17.176522           18.451021                 7.42%               8,419           2002
Portfolio: Class I - Q/NQ    15.863998           17.176522                 8.27%               2,668           2001
                             14.479873           15.863998                 9.56%               1,744           2000
                             11.379681           14.479873                24.24%                 388           1999
                             10.000000           11.379681                13.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.639279            6.744070                 19.59%             183,182           2004
Institutional Funds, Inc.    4.044559            5.639279                 39.43%             203,467           2003
- Mid Cap Growth             5.973855            4.044559                -32.30%             186,377           2002
Portfolio: Class I - Q/NQ    8.594047            5.973855                -30.49%              45,712           2001
                             10.000000           8.594047                -14.06%               2,135           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.740386           23.797997                34.15%              85,641           2004
Institutional Funds, Inc.    13.117202           17.740386                35.25%              91,864           2003
- U.S. Real Estate           13.443112           13.117202                -2.42%              91,615           2002
Portfolio: Class I - Q/NQ    12.445148           13.443112                 8.02%              20,077           2001
                             10.000000           12.445148                 3.84%                  37           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.870857           24.602994                23.81%               8,136           2004
Insurance Trust -            13.103231           19.870857                51.65%              11,282           2003
Worldwide Emerging Markets   13.721459           13.103231                -4.51%              14,055           2002
Fund: Initial Class - Q/NQ   14.210596           13.721459                -3.44%              10,487           2001
                             24.853443           14.210596               -42.82%               2,374           2000
                             12.616797           24.853443                96.99%                   0           1999
                             10.000000           12.616797                26.17%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.588829                25.89%               4,210           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.478646           18.911846                22.18%               5,275           2004
Insurance Trust -            10.869895           15.478646                42.40%               9,972           2003
Worldwide Hard Assets        11.374685           10.869895                -4.44%               3,995           2002
Fund: Initial Class - Q/NQ   12.915760           11.374685               -11.93%                 181           2001
                             11.787279           12.915760                 9.57%                   0           2000
                             9.904737            11.787279                19.01%                   0           1999
                             10.000000           9.904737                 -0.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.446323                24.46%               6,773           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.623995            10.380113                 7.86%               4,511           2004
Funds - Diversified Stock    7.250000            9.623995                 32.74%               4,511           2003
Fund: Class A - Q/NQ         9.629285            7.250000                -24.71%               4,962           2002
                             9.760791            9.629285                 -1.35%               4,962           2001
                             10.037475           9.760791                 -2.76%               3,470           2000
                             10.000000           10.037475                 0.37%               1,948           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.691036            9.653346                 11.07%               2,848           2004
Portfolios, Inc. -           6.834929            8.691036                 27.16%               2,898           2003
American Century VP Income   8.623786            6.834929                -20.74%               2,932           2002
& Growth Fund: Class I -     9.573565            8.623786                 -9.92%               5,528           2001
Q/NQ                         10.894734           9.573565                -12.13%               3,892           2000
                             10.000000           10.894734                 8.95%                  68           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.351354            9.434597                 12.97%                 924           2004
Portfolios, Inc. -           6.823270            8.351354                 22.40%                 924           2003
American Century VP          8.717309            6.823270                -21.73%               1,776           2002
International Fund: Class    12.522513           8.717309                -30.39%               3,457           2001
I - Q/NQ                     15.314929           12.522513               -18.23%               2,702           2000
                             10.000000           15.314929                53.15%                  48           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.819250            11.107999                13.12%                 508           2004
Portfolios, Inc. -           8.022584            9.819250                 22.40%                 507           2003
American Century VP          10.000000           8.022584                -19.77%                 488           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.756701            10.614759                 8.79%                   0           2004
Portfolios, Inc. -           7.946664            9.756701                 22.78%                   0           2003
American Century VP Ultra    10.000000           7.946664                -20.53%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.313381           13.839011                12.39%               3,387           2004
Portfolios, Inc. -           9.713280            12.313381                26.77%               3,412           2003
American Century VP Value    11.308628           9.713280                -14.11%               1,600           2002
Fund: Class I - Q/NQ         10.197744           11.308628                10.89%               1,958           2001
                             8.780117            10.197744                16.15%               1,003           2000
                             10.000000           8.780117                -12.20%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.206041           10.615502                 4.01%                   0           2004
Portfolios II, Inc. -        10.000000           10.206041                 2.06%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.202843            9.514010                 15.98%                   0           2004
Global Small Cap Portfolio   5.651258            8.202843                 45.15%                   0           2003
- Q/NQ                       8.731633            5.651258                -35.28%                   0           2002
                             12.448592           8.731633                -29.86%                   0           2001
                             15.621586           12.448592               -20.31%                   0           2000
                             10.000000           15.621586                56.22%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.398286            9.472623                 12.79%                   0           2004
International Focus          6.419202            8.398286                 30.83%                   0           2003
Portfolio - Q/NQ             8.153235            6.419202                -21.27%                   0           2002
                             10.672586           8.153235                -23.61%                   0           2001
                             14.650223           10.672586               -27.15%                   0           2000
                             10.000000           14.650223                46.50%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.229428            10.101697                 9.45%                   0           2004
Large Cap Value Portfolio    7.501271            9.229428                 23.04%                   0           2003
- Q/NQ                       9.922893            7.501271                -24.40%                   0           2002
                             10.000956           9.922893                 -0.78%               2,095           2001
                             9.340613            10.000956                 7.07%               2,016           2000
                             10.000000           9.340613                 -6.59%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.276639           12.312807                19.81%                   0           2004
Portfolios - Small Cap       7.587564            10.276639                35.44%                   0           2003
Stock Index Portfolio:       10.000000           7.587564                -24.12%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.833733            7.134773                  4.41%               4,795           2004
Responsible Growth Fund,     5.517158            6.833733                 23.86%               6,203           2003
Inc.: Initial Shares - Q/NQ  7.899217            5.517158                -30.16%               6,732           2002
                             10.380157           7.899217                -23.90%               8,290           2001
                             11.868131           10.380157               -12.54%               7,175           2000
                             10.000000           11.868131                18.68%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    8.001922            8.702901                  8.76%              34,636           2004
Inc.: Initial Shares - Q/NQ  6.341490            8.001922                 26.18%              34,636           2003
                             8.309551            6.341490                -23.68%              34,636           2002
                             9.626823            8.309551                -13.68%              35,765           2001
                             10.794215           9.626823                -10.81%              37,329           2000
                             10.000000           10.794215                 7.94%               2,845           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.646151            8.928061                  3.26%               3,850           2004
Investment Fund -            7.258882            8.646151                 19.11%               3,850           2003
Appreciation Portfolio:      8.866534            7.258882                -18.13%               4,653           2002
Initial Shares - Q/NQ        9.946799            8.866534                -10.86%               6,320           2001
                             10.184154           9.946799                 -2.33%               1,722           2000
                             10.000000           10.184154                 1.84%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.432845           12.663894                 1.86%              18,029           2004
- Federated Quality Bond     12.086367           12.432845                 2.87%              18,029           2003
Fund II: Primary Shares -    11.248475           12.086367                 7.45%                 483           2002
Q/NQ                         10.594913           11.248475                 6.17%                 483           2001
                             9.757496            10.594913                 8.58%                 483           2000
                             10.000000           9.757496                 -2.43%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.658120            10.574610                 9.49%               4,862           2004
Insurance Products Fund -    7.544918            9.658120                 28.01%               6,376           2003
VIP Equity-Income            9.247408            7.544918                -18.41%              16,043           2002
Portfolio: Service Class -   9.912757            9.247408                 -6.71%              14,839           2001
Q/NQ                         9.309967            9.912757                  6.47%               4,448           2000
                             10.000000           9.309967                 -6.90%                 413           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.801994            7.919648                  1.51%              32,512           2004
Insurance Products Fund -    5.977313            7.801994                 30.53%              33,317           2003
VIP Growth Portfolio:        8.711728            5.977313                -31.39%              35,056           2002
Service Class - Q/NQ         10.773174           8.711728                -19.13%              33,524           2001
                             12.322268           10.773174               -12.57%               7,582           2000
                             10.000000           12.322268                23.22%               4,941           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.101344            8.717634                  7.61%               1,540           2004
Insurance Products Fund -    6.490761            8.101344                 24.81%               1,540           2003
VIP High Income Portfolio:   6.372448            6.490761                  1.86%                   0           2002
Service Class - Q/NQ         7.358723            6.372448                -13.40%               1,821           2001
                             9.672582            7.358723                -23.92%               2,708           2000
                             10.000000           9.672582                 -3.27%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.852908            9.876226                 11.56%               4,451           2004
Insurance Products Fund -    6.288770            8.852908                 40.77%               4,451           2003
VIP Overseas Portfolio:      8.031546            6.288770                -21.70%               3,574           2002
Service Class - Q/NQ         10.379362           8.031546                -22.62%               6,057           2001
                             13.058898           10.379362               -20.52%               5,984           2000
                             10.000000           13.058898                30.59%                 254           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.855078           12.110746                11.57%               2,013           2004
Insurance Products Fund -    7.708483            10.855078                40.82%               2,027           2003
VIP Overseas Portfolio:      10.000000           7.708483                -22.92%               1,198           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.008646           11.347721                13.38%              12,505           2004
Insurance Products Fund II   7.932488            10.008646                26.17%              11,890           2003
- VIP Contrafund(R)            8.909469            7.932488                -10.97%               7,221           2002
Portfolio: Service Class -   10.343090           8.909469                -13.86%               9,373           2001
Q/NQ                         11.278366           10.343090                -8.29%               6,573           2000
                             10.000000           11.278366                12.78%               2,835           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.101245           10.358379                 2.55%                   0           2004
Insurance Products Fund II   10.000000           10.101245                 1.01%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.611555            6.957979                  5.24%               5,338           2004
Insurance Products Fund      5.187189            6.611555                 27.46%               5,310           2003
III - VIP Growth             6.758171            5.187189                -23.25%               4,139           2002
Opportunities Portfolio:     8.036133            6.758171                -15.90%               5,059           2001
Service Class - Q/NQ         9.869824            8.036133                -18.58%               4,148           2000
                             10.000000           9.869824                 -1.30%                  68           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.515065           12.902636                12.05%               2,811           2004
Insurance Products Fund      7.423709            11.515065                55.11%                   0           2003
III - VIP Value Strategies   10.000000           7.423709                -25.76%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.753445           16.258970                18.22%                 881           2004
International Value Fund:    10.000000           13.753445                37.53%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.860424           15.768301                13.76%               5,549           2004
Index Fund: Class I - Q/NQ   10.471383           13.860424                32.36%               5,554           2003
                             12.577501           10.471383               -16.75%               4,195           2002
                             12.965645           12.577501                -2.99%               4,198           2001
                             9.676620            12.965645                13.26%               3,656           2000
                             10.000000           11.447800                14.48%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.901080           11.797727                 8.23%                 258           2004
Income Bond Fund: Class I    9.069535            10.901080                20.19%                 258           2003
- Q/NQ                       8.938092            9.069535                  1.47%                 258           2002
                             8.725646            8.938092                  2.43%                 258           2001
                             9.676620            8.725646                 -9.83%                 258           2000
                             10.000000           9.676620                 -3.23%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.946077           12.992081                18.69%                   0           2004
Emerging Markets Fund:       6.737713            10.946077                62.46%                   0           2003
Class I - Q/NQ               8.085801            6.737713                -16.67%                   0           2002
                             8.676322            8.085801                 -6.81%                 279           2001
                             10.000000           8.676322                -13.24%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.157699           14.431753                18.70%                   0           2004
Emerging Markets Fund:       7.485519            12.157699                62.42%                   0           2003
Class III - Q/NQ             10.000000           7.485519                -25.14%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.208133           14.536085                19.07%                   0           2004
Financial Services Fund:     8.779218            12.208133                39.06%                   0           2003
Class III - Q/NQ             10.000000           8.779218                -12.21%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.301852           11.981156                 6.01%                   0           2004
Health Sciences Fund:        8.406045            11.301852                34.45%                   0           2003
Class III - Q/NQ             10.000000           8.406045                -15.94%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.895359            2.968897                  2.54%                   0           2004
Technology and               1.897376            2.895359                 52.60%                   0           2003
Communications Fund: Class   3.373545            1.897376                -43.76%                   0           2002
I - Q/NQ                     5.992673            3.373545                -43.71%                   0           2001
                             10.000000           5.992673                -40.07%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.842520           11.114218                 2.51%                   0           2004
Technology and               7.107282            10.842520                52.56%                   0           2003
Communications Fund: Class   10.000000           7.107282                -28.93%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.643548            12.318634                27.74%                   0           2004
Utilities Fund: Class III    7.900585            9.643548                 22.06%                   0           2003
- Q/NQ                       10.000000           7.900585                -20.99%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.420485           12.607632                 1.51%              21,140           2004
Government Bond Fund:        12.387519           12.420485                 0.27%              22,533           2003
Class I - Q/NQ               11.354552           12.387519                 9.10%               3,641           2002
                             10.770572           11.354552                 5.42%               4,758           2001
                             9.735132            10.770572                10.64%               2,358           2000
                             10.000000           9.735132                 -2.65%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.527588            4.813650                  6.32%               1,922           2004
Fund: Class I - Q/NQ         3.469794            4.527588                 30.49%               1,883           2003
                             4.952256            3.469794                -29.94%               1,878           2002
                             7.011148            4.952256                -29.37%               1,767           2001
                             9.707627            7.011148                -27.78%               1,563           2000
                             10.000000           9.707627                 -2.92%                  68           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.425076            7.212356                 12.25%                   0           2004
International Growth Fund:   4.819298            6.425076                 33.32%                   0           2003
Class I - Q/NQ               6.459936            4.819298                -25.40%                   0           2002
                             9.211629            6.459936                -29.87%                   0           2001
                             10.000000           9.211629                 -7.88%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.304923           11.583693                12.41%                   0           2004
International Growth Fund:   7.746056            10.304923                33.03%                   0           2003
Class III - Q/NQ             10.000000           7.746056                -22.54%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.491789           10.793259                 2.87%                   0           2004
Investor Destinations        9.891153            10.491789                 6.07%                   0           2003
Conservative Fund: Class     10.000000           9.891153                 -1.09%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.606188           11.172292                 5.34%                   0           2004
Investor Destinations        9.489589            10.606188                11.77%                   0           2003
Moderately Conservative      10.000000           9.489589                 -5.10%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.615527           11.430176                 7.67%                   0           2004
Investor Destinations        8.995312            10.615527                18.01%                   0           2003
Moderate Fund: Class II -    10.000000           8.995312                -10.05%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.643945           11.728326                10.19%                   0           2004
Investor Destinations        8.549857            10.643945                24.49%                   0           2003
Moderately Aggressive        10.000000           8.549857                -14.50%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.628853           11.913697                12.09%                   0           2004
Investor Destinations        8.199498            10.628853                29.63%                   0           2003
Aggressive Fund: Class II    10.000000           8.199498                -18.01%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.123587            8.076529                 13.38%               1,928           2004
Growth Fund: Class I - Q/NQ  5.171167            7.123587                 37.76%                 146           2003
                             8.352516            5.171167                -38.09%                 146           2002
                             12.194050           8.352516                -31.50%                 146           2001
                             14.658438           12.194050               -16.81%                 146           2000
                             10.000000           14.658438                46.58%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.664538           10.568302                -0.90%              11,696           2004
Market Fund: Class I -       10.781517           10.664538                -1.08%              14,510           2003
Q/NQ                         10.836691           10.781517                -0.51%              45,596           2002
                             10.641677           10.836691                 1.83%              52,509           2001
                             10.209430           10.641677                 4.23%               6,060           2000
                             10.000000           10.209430                 2.09%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.367042            9.026851                  7.89%                 222           2004
Nationwide(R) Fund: Class I    6.675091            8.367042                 25.35%               1,772           2003
- Q/NQ                       8.216536            6.675091                -18.76%               1,772           2002
                             9.480069            8.216536                -13.33%               4,587           2001
                             9.851989            9.480069                 -3.78%               4,658           2000
                             10.000000           9.851989                 -1.48%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.225121           13.105683                16.75%                   0           2004
Nationwide(R) Leaders Fund:    9.092017            11.225121                23.46%                   0           2003
Class III - Q/NQ             10.000000           9.092017                 -9.08%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.175255           12.352522                10.53%                   0           2004
Growth Leaders Fund: Class   7.459677            11.175255                49.81%                   0           2003
III - Q/NQ                   10.000000           7.459677                -25.40%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.544804            8.578434                 13.70%                   0           2004
Worldwide Leaders Fund:      5.641033            7.544804                 33.75%                   0           2003
Class I - Q/NQ               7.691601            5.641033                -26.66%                   0           2002
                             9.638561            7.691601                -20.20%                   0           2001
                             11.182210           9.638561                -13.80%               1,156           2000
                             10.000000           11.182210                11.82%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.530129           15.383743                13.70%                   0           2004
Worldwide Leaders Fund:      10.000000           13.530129                35.30%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.670461           14.126052                11.49%               1,071           2004
Fund: Class I - Q/NQ         9.599855            12.670461                31.99%               1,037           2003
                             14.639366           9.599855                -34.42%                 366           2002
                             16.705019           14.639366               -12.37%                 310           2001
                             20.270503           16.705019               -17.59%                  50           2000
                             10.000000           20.270503               102.71%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.798875           20.523009                15.31%               3,511           2004
Fund: Class I - Q/NQ         11.543278           17.798875                54.19%               3,519           2003
                             16.122666           11.543278               -28.40%               2,736           2002
                             12.787277           16.122666                26.08%               2,327           2001
                             11.697140           12.787277                 9.32%               1,209           2000
                             10.000000           11.697140                16.97%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.619903           18.275241                17.00%               2,660           2004
Fund: Class I - Q/NQ         11.268207           15.619903                38.62%               3,101           2003
                             13.866158           11.268207               -18.74%               3,458           2002
                             15.121378           13.866158                -8.30%               3,468           2001
                             14.124755           15.121378                 7.06%               3,067           2000
                             10.000000           14.124755                41.25%                 237           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.823429            9.409927                  6.65%                 752           2004
Balanced Fund: Class I -     7.580114            8.823429                 16.40%                   0           2003
Q/NQ                         8.794081            7.580114                -13.80%                   0           2002
                             9.288391            8.794081                 -5.32%                   0           2001
                             9.481422            9.288391                 -2.04%                   0           2000
                             10.000000           9.481422                 -5.19%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.774478            8.979694                 15.50%                   0           2004
Comstock Value Fund: Class   6.017346            7.774478                 29.20%                   0           2003
I - Q/NQ                     8.177730            6.017346                -26.42%                   0           2002
                             9.471062            8.177730                -13.66%                   0           2001
                             10.778958           9.471062                -12.13%              50,057           2000
                             10.000000           10.778958                 7.79%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.227805           12.805314                 4.72%                 698           2004
Sector Bond Fund: Class I    11.094926           12.227805                10.21%                 664           2003
- Q/NQ                       10.527978           11.094926                 5.39%                 611           2002
                             10.280419           10.527978                 2.41%               1,734           2001
                             9.897603            10.280419                 3.87%                   0           2000
                             10.000000           9.897603                 -1.02%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.354868                13.55%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.083963            7.055157                 15.96%               8,838           2004
Portfolio: Service Shares    5.147573            6.083963                 18.19%              10,631           2003
- Q/NQ                       6.228852            5.147573                -17.36%              11,874           2002
                             8.107133            6.228852                -23.17%              14,083           2001
                             10.000000           8.107133                -18.93%              12,764           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.337081            3.298923                 -1.14%               6,608           2004
Global Technology            2.317610            3.337081                 43.99%               6,608           2003
Portfolio: Service Shares    3.991639            2.317610                -41.94%               6,608           2002
- Q/NQ                       6.479020            3.991639                -38.39%               8,141           2001
                             10.000000           6.479020                -35.21%               8,141           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.230953           10.141036                -0.88%                   0           2004
Global Technology            7.073630            10.230953                44.64%                   0           2003
Portfolio: Service II        10.000000           7.073630                -29.26%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.915144            6.901163                 16.67%              19,743           2004
International Growth         4.472745            5.915144                 32.25%              19,743           2003
Portfolio: Service Shares    6.128895            4.472745                -27.02%              22,397           2002
- Q/NQ                       8.143702            6.128895                -24.74%              23,807           2001
                             10.000000           8.143702                -18.56%              11,406           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.209599           11.913909                16.69%                 551           2004
International Growth         7.719236            10.209599                32.26%                 551           2003
Portfolio: Service II        10.000000           7.719236                -22.81%                 551           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.162319           14.043607                15.47%                   0           2004
Risk-Managed Core            10.000000           12.162319                21.62%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.984815            10.228883                13.85%                   0           2004
Management Trust - AMT       6.936818            8.984815                 29.52%                   0           2003
Guardian Portfolio - Q/NQ    9.594571            6.936818                -27.70%                   0           2002
                             9.910972            9.594571                 -3.19%                   0           2001
                             9.968645            9.910972                 -0.58%                   0           2000
                             10.000000           9.968645                 -0.31%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.985156            9.891887                 -0.93%                   0           2004
Management Trust - AMT       10.000000           9.985156                 -0.15%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.993282            10.282120                14.33%              16,650           2004
Management Trust - AMT       7.143412            8.993282                 25.90%              18,057           2003
Mid-Cap Growth Portfolio:    10.284686           7.143412                -30.54%              19,959           2002
Class I - Q/NQ               13.886316           10.284686               -25.94%              19,959           2001
                             15.264119           13.886316                -9.03%               5,159           2000
                             10.000000           15.264119                52.64%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.898815            10.407471                16.95%                   0           2004
Management Trust - AMT       6.701201            8.898815                 32.79%                   0           2003
Partners Portfolio - Q/NQ    8.986985            6.701201                -25.43%                   0           2002
                             9.409456            8.986985                 -4.49%                   0           2001
                             9.504551            9.409456                 -1.00%                   0           2000
                             10.000000           9.504551                 -4.95%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.254941                12.55%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.301377            9.774156                 17.74%               4,754           2004
Account Funds -              6.724059            8.301377                 23.46%               5,083           2003
Oppenheimer Aggressive       9.473229            6.724059                -29.02%               6,503           2002
Growth Fund/VA:              14.023027           9.473229                -32.45%               6,503           2001
Non-Service Shares - Q/NQ    16.070617           14.023027               -12.74%               1,770           2000
                             10.000000           16.070617                60.71%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.951728            10.461119                 5.12%               8,038           2004
Account Funds -              7.731297            9.951728                 28.72%               8,726           2003
Oppenheimer Capital          10.753519           7.731297                -28.10%              14,118           2002
Appreciation Fund/VA:        12.514763           10.753519               -14.07%              14,695           2001
Non-Service Shares - Q/NQ    12.759449           12.514763                -1.92%               5,542           2000
                             10.000000           12.759449                27.59%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.190099           16.626541                17.17%               1,496           2004
Account Funds -              10.000000           14.190099                41.90%                 845           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.829014            10.342152                17.14%                 468           2004
Account Funds -              6.279861            8.829014                 40.59%                 468           2003
Oppenheimer Global           8.204726            6.279861                -23.46%               2,505           2002
Securities Fund/VA:          9.489961            8.204726                -13.54%               2,435           2001
Non-Service Shares - Q/NQ    10.000000           9.489961                 -5.10%                 400           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.491851            9.137147                  7.60%               2,545           2004
Account Funds -              6.817103            8.491851                 24.57%               4,066           2003
Oppenheimer Main Street(R)     8.540552            6.817103                -20.18%               8,512           2002
Fund/VA: Non-Service         9.671852            8.540552                -11.70%               9,132           2001
Shares - Q/NQ                10.784586           9.671852                -10.32%               5,708           2000
                             10.000000           10.784586                 7.85%               2,487           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.954792            10.406493                16.21%                  84           2004
II, Inc.: Investor Class -   6.648942            8.954792                 34.68%                  84           2003
Q/NQ                         9.242958            6.648942                -28.06%                  84           2002
                             9.765480            9.242958                 -5.35%                  84           2001
                             10.000000           9.765480                 -2.35%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.928317           19.396867                 8.19%                   0           2004
Institutional Funds, Inc.    14.263644           17.928317                25.69%                   0           2003
- Emerging Markets Debt      13.285149           14.263644                 7.37%                   0           2002
Portfolio: Class I - Q/NQ    12.276257           13.285149                 8.22%                   0           2001
                             11.210825           12.276257                 9.50%                   0           2000
                             10.000000           11.210825                12.11%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.628773            6.728088                 19.53%               2,131           2004
Institutional Funds, Inc.    4.039063            5.628773                 39.36%               2,131           2003
- Mid Cap Growth             5.968779            4.039063                -32.33%               1,227           2002
Portfolio: Class I - Q/NQ    8.591151            5.968779                -30.52%               1,227           2001
                             10.000000           8.591151                -14.09%                 398           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.149186           21.652466                34.08%                 538           2004
Institutional Funds, Inc.    11.946728           16.149186                35.18%                 538           2003
- U.S. Real Estate           12.249784           11.946728                -2.47%                   0           2002
Portfolio: Class I - Q/NQ    11.346213           12.249784                 7.96%                   0           2001
                             10.000000           11.346213                 3.82%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.444385           15.400121                23.75%                   0           2004
Insurance Trust -            8.210254            12.444385                51.57%                   0           2003
Worldwide Emerging Markets   8.602001            8.210254                 -4.55%                   0           2002
Fund: Initial Class - Q/NQ   8.913211            8.602001                 -3.49%                   0           2001
                             15.596564           8.913211                -42.85%                   0           2000
                             10.000000           15.596564                55.97%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.584599                25.85%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            13.088136           15.982999                22.12%                   0           2004
Insurance Trust -            9.195824            13.088136                42.33%                   0           2003
Worldwide Hard Assets        9.627768            9.195824                 -4.49%                   0           2002
Fund: Initial Class - Q/NQ   10.937759           9.627768                -11.98%                   0           2001
                             9.987144            10.937759                 9.52%                   0           2000
                             10.000000           9.987144                 -0.13%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.442137                24.42%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.602053            10.351193                 7.80%                   0           2004
Funds - Diversified Stock    7.237144            9.602053                 32.68%                   0           2003
Fund: Class A - Q/NQ         9.617102            7.237144                -24.75%                   0           2002
                             9.753435            9.617102                 -1.40%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.670410            9.625539                 11.02%              28,823           2004
Portfolios, Inc. -           6.822181            8.670410                 27.09%              30,511           2003
American Century VP Income   8.612091            6.822181                -20.78%              18,887           2002
& Growth Fund: Class I       9.565494            8.612091                 -9.97%               3,818           2001*
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.331561            9.407439                 12.91%                   0           2004
Portfolios, Inc. -           6.810559            8.331561                 22.33%                   0           2003
American Century VP          8.705508            6.810559                -21.77%                   0           2002
International Fund: Class    12.511970           8.705508                -30.42%               1,242           2001*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.810925            11.092933                13.07%               6,733           2004
Portfolios, Inc. -           8.019853            9.810925                 22.33%               7,195           2003
American Century VP          10.000000           8.019853                -19.80%               5,000           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.748406            10.600340                 8.74%               1,800           2004
Portfolios, Inc. -           7.943949            9.748406                 22.71%               2,252           2003
American Century VP Ultra    10.000000           7.943949                -20.56%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.284189           13.799188                12.33%              17,510           2004
Portfolios, Inc. -           9.695180            12.284189                26.70%              17,800           2003
American Century VP Value    11.293308           9.695180                -14.15%              16,698           2002
Fund: Class I - Q/NQ         10.189139           11.293308                10.84%               1,330           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.202557           10.606483                 3.96%               9,569           2004
Portfolios II, Inc. -        10.000000           10.202557                 2.03%               2,837           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.183411            9.486631                 15.93%                   0           2004
Global Small Cap Portfolio   5.640729            8.183411                 45.08%                   0           2003
- Q/NQ                       8.719797            5.640729                -35.31%                   0           2002
                             12.438107           8.719797                -29.89%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.378380            9.445370                 12.74%                   0           2004
International Focus          6.407248            8.378380                 30.76%                   0           2003
Portfolio - Q/NQ             8.142192            6.407248                -21.31%                   0           2002
                             10.663588           8.142192                -23.64%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.207534            10.072607                 9.40%                   0           2004
Large Cap Value Portfolio    7.487286            9.207534                 22.98%                   0           2003
- Q/NQ                       9.909449            7.487286                -24.44%                   0           2002
                             9.992513            9.909449                 -0.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.267923           12.296116                19.75%                 504           2004
Portfolios - Small Cap       7.584974            10.267923                35.37%                 504           2003
Stock Index Portfolio:       10.000000           7.584974                -24.15%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.817526            7.114235                  4.35%                   0           2004
Responsible Growth Fund,     5.506865            6.817526                 23.80%                   0           2003
Inc.: Initial Shares - Q/NQ  7.888512            5.506865                -30.19%                   0           2002
                             10.371408           7.888512                -23.94%               2,566           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.982961            8.677868                  8.70%              21,928           2004
Inc.: Initial Shares - Q/NQ  6.329672            7.982961                 26.12%              42,599           2003
                             8.298290            6.329672                -23.72%              42,424           2002
                             9.618706            8.298290                -13.73%              12,385           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.625637            8.902348                  3.21%               7,607           2004
Investment Fund              7.245341            8.625637                 19.05%               7,656           2003
-Appreciation Portfolio:     8.854519            7.245341                -18.17%               4,698           2002
Initial Shares - Q/NQ        9.938414            8.854519                -10.91%               3,889           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.403369           12.627451                 1.81%              34,104           2004
- Federated Quality Bond     12.063856           12.403369                 2.81%              37,934           2003
Fund II: Primary Shares -    11.233244           12.063856                 7.39%              34,740           2002
Q/NQ                         10.585977           11.233244                 6.11%               2,450           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.635243            10.544204                 9.43%              45,215           2004
Insurance Products Fund -    7.530864            9.635243                 27.94%              45,506           2003
VIP Equity-Income            9.234883            7.530864                -18.45%              26,540           2002
Portfolio: Service Class -   9.904395            9.234883                 -6.76%               5,272           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.783505            7.896862                  1.46%              13,908           2004
Insurance Products Fund -    5.966173            7.783505                 30.46%              14,101           2003
VIP Growth Portfolio:        8.699922            5.966173                -31.42%              12,066           2002
Service Class - Q/NQ         10.764092           8.699922                -19.18%               4,472           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.082144            8.692546                  7.55%              25,982           2004
Insurance Products Fund -    6.478666            8.082144                 24.75%              34,587           2003
VIP High Income Portfolio:   6.363800            6.478666                  1.80%              24,618           2002
Service Class - Q/NQ         7.352510            6.363800                -13.45%               1,298           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.831911            9.847782                 11.50%                 847           2004
Insurance Products Fund -    6.277043            8.831911                 40.70%                 847           2003
VIP Overseas Portfolio:      8.020658            6.277043                -21.74%                 847           2002
Service Class - Q/NQ         10.370604           8.020658                -22.66%                 637           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.845870           12.094330                11.51%                 118           2004
Insurance Products Fund -    7.705852            10.845870                40.75%                 118           2003
VIP Overseas Portfolio:      10.000000           7.705852                -22.94%               1,065           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.984934            11.315079                13.32%              29,012           2004
Insurance Products Fund II   7.917710            9.984934                 26.11%              19,243           2003
- VIP Contrafund(R)            8.897411            7.917710                -11.01%              14,568           2002
Portfolio: Service Class -   10.334368           8.897411                -13.90%               2,390           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.097816           10.349600                 2.49%                   0           2004
Insurance Products Fund II   10.000000           10.097816                 0.98%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.595891            6.937965                  5.19%                   0           2004
Insurance Products Fund      5.177522            6.595891                 27.39%                   0           2003
III - VIP Growth             6.749005            5.177522                -23.28%                   0           2002
Opportunities Portfolio:     8.029346            6.749005                -15.95%               3,148           2001*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.505305           12.885137                11.99%               5,478           2004
Insurance Products Fund      7.421189            11.505305                55.03%               6,747           2003
III - VIP Value Strategies   10.000000           7.421189                -25.79%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.748783           16.245203                18.16%                 353           2004
International Value Fund:    10.000000           13.748783                37.49%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.827559           15.722921                13.71%               3,756           2004
Index Fund: Class I - Q/NQ   10.451848           13.827559                32.30%               3,761           2003
                             12.560435           10.451848               -16.79%               2,860           2002
                             12.954698           12.560435                -3.04%                 388           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.875215           11.763752                 8.17%              11,253           2004
Income Bond Fund: Class I    9.052629            10.875215                20.13%              12,870           2003
- Q/NQ                       8.925976            9.052629                  1.42%               9,184           2002
                             8.718281            8.925976                  2.38%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.927986           12.964022                18.63%                   0           2004
Emerging Markets Fund:       6.729993            10.927986                62.38%                   0           2003
Class I - Q/NQ               8.080662            6.729993                -16.71%                   0           2002
                             8.675258            8.080662                 -6.85%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.147387           14.412181                18.64%                 445           2004
Emerging Markets Fund:       7.482965            12.147387                62.33%                 445           2003
Class III - Q/NQ             10.000000           7.482965                -25.17%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.196111           14.514390                19.01%                 431           2004
Financial Services Fund:     8.775030            12.196111                38.99%                 431           2003
Class III - Q/NQ             10.000000           8.775030                -12.25%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.290741           11.963284                 5.96%              10,055           2004
Health Sciences Fund:        8.402053            11.290741                34.38%               9,735           2003
Class III - Q/NQ             10.000000           8.402053                -15.98%               6,110           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.890558            2.962458                  2.49%               1,508           2004
Technology and               1.895195            2.890558                 52.52%               1,508           2003
Communications Fund: Class   3.371381            1.895195                -43.79%               1,508           2002
I - Q/NQ                     5.991934            3.371381                -43.73%               1,508           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.833329           11.099137                 2.45%                 442           2004
Technology and               7.104858            10.833329                52.48%                 442           2003
Communications Fund: Class   10.000000           7.104858                -28.95%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.634075            12.300281                27.67%                   0           2004
Utilities Fund: Class III    7.896831            9.634075                 22.00%                   0           2003
- Q/NQ                       10.000000           7.896831                -21.03%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.391049           12.571358                 1.46%              20,807           2004
Government Bond Fund:        12.364450           12.391049                 0.22%              21,881           2003
Class I - Q /NQ              11.339175           12.364450                 9.04%              26,126           2002
                             10.761486           11.339175                 5.37%                 571           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.516845            4.799798                  6.26%               3,603           2004
Fund: Class I - Q/NQ         3.463330            4.516845                 30.42%               3,753           2003
                             4.945547            3.463330                -29.97%               3,086           2002
                             7.005239            4.945547                -29.40%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.414454            7.196780                 12.20%                   0           2004
International Growth Fund:   4.813780            6.414454                 33.25%                   0           2003
Class I - Q/NQ               6.455831            4.813780                -25.44%                   0           2002
                             9.210500            6.455831                -29.91%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.296163           11.567943                12.35%                   0           2004
International Growth Fund:   7.743411            10.296163                32.97%                   0           2003
Class III - Q/NQ             10.000000           7.743411                -22.57%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.499391           10.795581                 2.82%              79,660           2004
Investor Destinations        9.903364            10.499391                 6.02%              98,513           2003
Conservative Fund: Class     10.039249           9.903364                 -1.35%              50,900           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.582927           11.142118                 5.28%             116,353           2004
Investor Destinations        9.473594            10.582927                11.71%             124,117           2003
Moderately Conservative      10.060109           9.473594                 -5.83%              33,697           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.548952           11.352722                 7.62%             258,522           2004
Investor Destinations        8.943444            10.548952                17.95%             192,867           2003
Moderate Fund: Class II -    10.069222           8.943444                -11.18%             112,262           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.553956           11.623257                10.13%             139,526           2004
Investor Destinations        8.481877            10.553956                24.43%             156,546           2003
Moderately Aggressive        10.107544           8.481877                -16.08%              37,215           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.495425           11.758161                12.03%              30,945           2004
Investor Destinations        8.100685            10.495425                29.56%              30,045           2003
Aggressive Fund: Class II    10.116319           8.100685                -19.92%               3,279           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.106690            8.053285                 13.32%               2,831           2004
Growth Fund: Class I - Q/NQ  5.161519            7.106690                 37.69%               2,520           2003
                             8.341195            5.161519                -38.12%               1,772           2002
                             12.183768           8.341195                -31.54%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.639218           10.537846                -0.95%              60,520           2004
Market Fund: Class I -       10.761392           10.639218                -1.14%              78,913           2003
Q/NQ                         10.821968           10.761392                -0.56%              49,427           2002
                             10.632658           10.821968                 1.78%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.347189            9.000863                  7.83%              17,398           2004
Nationwide(R) Fund: Class I    6.662646            8.347189                 25.28%              17,504           2003
- Q/NQ                       8.205402            6.662646                -18.80%               9,373           2002
                             9.472081            8.205402                -13.37%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.214093           13.086147                16.69%                 191           2004
Nationwide(R) Leaders Fund:    9.087697            11.214093                23.40%                   0           2003
Class III - Q/NQ             10.000000           9.087697                 -9.12%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.164275           12.334128                10.48%               9,942           2004
Growth Leaders Fund: Class   7.456128            11.164275                49.73%              10,031           2003
III - Q/NQ                   10.000000           7.456128                -25.44%               4,273           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.526929            8.553766                 13.64%                   0           2004
Worldwide Leaders Fund:      5.630524            7.526929                 33.68%                   0           2003
Class I - Q/NQ               7.681183            5.630524                -26.70%                   0           2002
                             9.630431            7.681183                -20.24%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.525528           15.370688                13.64%                   0           2004
Worldwide Leaders Fund:      10.000000           13.525528                35.26%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.640410           14.085392                11.43%                 670           2004
Fund: Class I - Q/NQ         9.581953            12.640410                31.92%                 663           2003
                             14.619524           9.581953                -34.46%                 275           2002
                             16.690944           14.619524               -12.41%                  69           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.756675           20.463931                15.25%              11,210           2004
Fund: Class I - Q/NQ         11.521769           17.756675                54.11%              12,072           2003
                             16.100836           11.521769               -28.44%               8,395           2002
                             12.776504           16.100836                26.02%                 535           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.582883           18.222675                16.94%              12,974           2004
Fund: Class I - Q/NQ         11.247212           15.582883                38.55%              13,061           2003
                             13.847390           11.247212               -18.78%              12,826           2002
                             15.108647           13.847390                -8.35%               6,768           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.802504            9.382852                  6.59%              14,058           2004
Balanced Fund: Class I -     7.565979            8.802504                 16.34%              12,169           2003
Q/NQ                         8.782156            7.565979                -13.85%              12,353           2002
                             9.280546            8.782156                 -5.37%                 824           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.756043            8.953856                 15.44%              14,050           2004
Comstock Value Fund: Class   6.006135            7.756043                 29.14%              13,286           2003
I - Q/NQ                     8.166647            6.006135                -26.46%               6,899           2002
                             9.463069            8.166647                -13.70%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.198805           12.768454                 4.67%              20,361           2004
Sector Bond Fund: Class I    11.074251           12.198805                10.15%              20,325           2003
- Q/NQ                       10.513712           11.074251                 5.33%              10,063           2002
                             10.271747           10.513712                 2.36%                 977           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.351056                13.51%                 501           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.071817            7.037497                 15.90%               7,411           2004
Portfolio: Service Shares    5.139904            6.071817                 18.13%               7,411           2003
- Q/NQ                       6.222739            5.139904                -17.40%               8,152           2002
                             8.103330            6.222739                -23.21%                 438           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.330422            3.290663                 -1.19%                   0           2004
Global Technology            2.314154            3.330422                 43.92%                   0           2003
Portfolio: Service Shares    3.987735            2.314154                -41.97%                   0           2002
- Q/NQ                       6.475985            3.987735                -38.42%               1,071           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.222274           10.127278                -0.93%                   0           2004
Global Technology            7.071217            10.222274                44.56%                 434           2003
Portfolio: Service II        10.000000           7.071217                -29.29%                 444           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.903326            6.883881                 16.61%               3,162           2004
International Growth         4.466078            5.903326                 32.18%               3,330           2003
Portfolio: Service Shares    6.122880            4.466078                -27.06%               3,501           2002
- Q/NQ                       8.139885            6.122880                -24.78%               3,628           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.200936           11.897749                16.63%               9,594           2004
International Growth         7.716615            10.200936                32.19%               9,594           2003
Portfolio: Service II        10.000000           7.716615                -22.83%               6,050           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.158184           14.031702                15.41%               4,766           2004
Risk-Managed Core            10.000000           12.158184                21.58%               5,085           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.963520            10.199446                13.79%              12,539           2004
Management Trust - AMT       6.923899            8.963520                 29.46%              12,380           2003
Guardian Portfolio - Q/NQ    9.581590            6.923899                -27.74%              12,608           2002
                             9.902625            9.581590                 -3.24%                 754           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.981747            9.883486                 -0.98%               5,222           2004
Management Trust - AMT       10.000000           9.981747                 -0.18%               3,840           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.971959            10.252528                14.27%              18,316           2004
Management Trust - AMT       7.130099            8.971959                 25.83%              17,326           2003
Mid-Cap Growth Portfolio:    10.270734           7.130099                -30.58%              17,326           2002
Class I - Q/NQ               13.874614           10.270734               -25.97%              16,026           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.877691            10.377476                16.89%               2,257           2004
Management Trust - AMT       6.688692            8.877691                 32.73%               1,778           2003
Partners Portfolio - Q/NQ    8.974779            6.688692                -25.47%               5,491           2002
                             9.401502            8.974779                 -4.54%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.251154                12.51%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.281709            9.746041                 17.68%                 233           2004
Account Funds -              6.711524            8.281709                 23.40%                 226           2003
Oppenheimer Aggressive       9.460391            6.711524                -29.06%                 240           2002
Growth Fund/VA:              14.011209           9.460391                -32.48%               1,113           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.928130            10.431004                 5.07%              44,391           2004
Account Funds -              7.716890            9.928130                 28.65%              45,185           2003
Oppenheimer Capital          10.738951           7.716890                -28.14%              40,498           2002
Appreciation Fund/VA:        12.504224           10.738951               -14.12%              26,096           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.185285           16.612442                17.11%              38,230           2004
Account Funds -              10.000000           14.185285                41.85%              32,965           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.812554            10.317629                17.08%              22,697           2004
Account Funds -              6.271334            8.812554                 40.52%              22,866           2003
Oppenheimer Global           8.197763            6.271334                -23.50%              22,506           2002
Securities Fund/VA:          9.486763            8.197763                -13.59%               4,964           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.471704            9.110826                  7.54%              35,583           2004
Account Funds -              6.804394            8.471704                 24.50%              48,018           2003
Oppenheimer Main Street(R)     8.528973            6.804394                -20.22%              37,815           2002
Fund/VA: Non-Service         9.663699            8.528973                -11.74%              12,091           2001*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.938102            10.381815                16.15%              29,298           2004
II, Inc.: Investor Class -   6.639915            8.938102                 34.61%              28,964           2003
Q/NQ                         9.235111            6.639915                -28.10%              27,162           2002
                             9.762197            9.235111                 -5.40%               3,879           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.885882           19.341108                 8.14%                   0           2004
Institutional Funds, Inc.    14.237119           17.885882                25.63%                  82           2003
- Emerging Markets Debt      13.267178           14.237119                 7.31%                  83           2002
Portfolio: Class I - Q/NQ    12.265925           13.267178                 8.16%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.618247            6.712088                 19.47%              27,425           2004
Institutional Funds, Inc.    4.033575            5.618247                 39.29%              25,610           2003
- Mid Cap Growth             5.963710            4.033575                -32.36%              25,170           2002
Portfolio: Class I - Q/NQ    8.588260            5.963710                -30.56%               2,327           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.110938           21.590209                34.01%              44,246           2004
Institutional Funds, Inc.    11.924489           16.110938                35.11%              24,786           2003
- U.S. Real Estate           12.233204           11.924489                -2.52%              11,637           2002
Portfolio: Class I - Q/NQ    11.336655           12.233204                 7.91%                 535           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.414897           15.355819                23.69%                   0           2004
Insurance Trust -            8.194950            12.414897                51.49%                   0           2003
Worldwide Emerging Markets   8.590347            8.194950                 -4.60%                   0           2002
Fund: Initial Class - Q/NQ   8.905697            8.590347                 -3.54%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.580370                25.80%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            13.057130           15.937007                22.06%                   0           2004
Insurance Trust -            9.178700            13.057130                42.25%                   0           2003
Worldwide Hard Assets        9.614735            9.178700                 -4.54%                   0           2002
Fund: Initial Class - Q/NQ   10.928549           9.614735                -12.02%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.437953                24.38%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.692761            10.443650                 7.75%                   0           2004
Funds - Diversified Stock    7.309233            9.692761                 32.61%                   0           2003
Fund: Class A - Q/NQ         9.717850            7.309233                -24.79%                   0           2002
                             9.860649            9.717850                 -1.45%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.649846            9.597814                 10.96%             104,791           2004
Portfolios, Inc. -           6.809455            8.649846                 27.03%             100,922           2003
American Century VP Income   8.600411            6.809455                -20.82%             106,076           2002
& Growth Fund: Class I       9.557420            8.600411                -10.01%              18,137           2001*
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.311801            9.380363                 12.86%              11,268           2004
Portfolios, Inc. -           6.797862            8.311801                 22.27%              11,533           2003
American Century VP          8.693698            6.797862                -21.81%              12,531           2002
International Fund: Class    12.501416           8.693698                -30.46%              10,067           2001*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.802600            11.077877                13.01%              20,798           2004
Portfolios, Inc. -           8.017119            9.802600                 22.27%              21,056           2003
American Century VP          10.000000           8.017119                -19.83%              23,727           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.740138            10.585962                 8.68%               1,981           2004
Portfolios, Inc. -           7.941242            9.740138                 22.65%               1,486           2003
American Century VP Ultra    10.000000           7.941242                -20.59%               7,067           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.255061           13.759467                12.28%              88,013           2004
Portfolios, Inc. -           9.677116            12.255061                26.64%              89,600           2003
American Century VP Value    11.278022           9.677116                -14.19%              92,354           2002
Fund: Class I - Q/NQ         10.180559           11.278022                10.78%              18,972           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.199070           10.597463                 3.91%              19,558           2004
Portfolios II, Inc. -        10.000000           10.199070                 1.99%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.163984            9.459306                 15.87%                   0           2004
Global Small Cap Portfolio   5.630199            8.163984                 45.00%                   0           2003
- Q/NQ                       8.707975            5.630199                -35.34%                   0           2002
                             12.427613           8.707975                -29.93%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.358525            9.418184                 12.68%                   0           2004
International Focus          6.395305            8.358525                 30.70%                   0           2003
Portfolio - Q/NQ             8.131164            6.395305                -21.35%                   0           2002
                             10.654609           8.131164                -23.68%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.185699            10.043607                 9.34%                   0           2004
Large Cap Value Portfolio    7.473332            9.185699                 22.91%                   0           2003
- Q/NQ                       9.896033            7.473332                -24.48%                   0           2002
                             9.984104            9.896033                 -0.88%                   0           2001*
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.259199           12.279419                19.69%              11,356           2004
Portfolios - Small Cap       7.582387            10.259199                35.30%               5,994           2003
Stock Index Portfolio:       10.000000           7.582387                -24.18%               1,676           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.801352            7.093745                  4.30%               4,295           2004
Responsible Growth Fund,     5.496597            6.801352                 23.74%               4,284           2003
Inc.: Initial Shares - Q/NQ  7.877818            5.496597                -30.23%               4,737           2002
                             10.362676           7.877818                -23.98%               1,913           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.964001            8.652843                  8.65%             154,617           2004
Inc.: Initial Shares - Q/NQ  6.317855            7.964001                 26.06%             171,061           2003
                             8.287031            6.317855                -23.76%             184,627           2002
                             9.610581            8.287031                -13.77%              48,850           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.605202            8.876728                  3.16%              37,847           2004
Investment Fund              7.231846            8.605202                 18.99%              39,688           2003
-Appreciation Portfolio:     8.842525            7.231846                -18.22%              53,030           2002
Initial Shares - Q/NQ        9.930036            8.842525                -10.95%               9,837           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.374004           12.591152                 1.75%              80,626           2004
- Federated Quality Bond     12.041407           12.374004                 2.76%             121,837           2003
Fund II: Primary Shares -    11.218050           12.041407                 7.34%             139,861           2002
Q/NQ                         10.577071           11.218050                 6.06%              21,409           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.612401            10.513858                 9.38%             216,877           2004
Insurance Products Fund -    7.516835            9.612401                 27.88%             210,718           2003
VIP Equity-Income            9.222382            7.516835                -18.49%             239,961           2002
Portfolio: Service Class -   9.896058            9.222382                 -6.81%              26,780           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.765017            7.874090                  1.40%              97,428           2004
Insurance Products Fund -    5.955034            7.765017                 30.39%              95,216           2003
VIP Growth Portfolio:        8.688117            5.955034                -31.46%              88,934           2002
Service Class - Q/NQ         10.755009           8.688117                -19.22%              12,890           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.062996            8.667545                  7.50%              44,218           2004
Insurance Products Fund -    6.466604            8.062996                 24.69%              45,453           2003
VIP High Income Portfolio:   6.355190            6.466604                  1.75%              42,303           2002
Service Class - Q/NQ         7.346312            6.355190                -13.49%              10,498           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.810945            9.819415                 11.45%               7,397           2004
Insurance Products Fund -    6.265330            8.810945                 40.63%              14,405           2003
VIP Overseas Portfolio:      8.009778            6.265330                -21.78%              14,783           2002
Service Class - Q/NQ         10.361858           8.009778                -22.70%               4,067           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.836673           12.077938                11.45%              13,086           2004
Insurance Products Fund -    7.703235            10.836673                40.68%              10,424           2003
VIP Overseas Portfolio:      10.000000           7.703235                -22.97%               4,679           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.961246            11.282485                13.26%             111,034           2004
Insurance Products Fund II   7.902955            9.961246                 26.04%             118,918           2003
- VIP Contrafund(R)            8.885347            7.902955                -11.06%             126,333           2002
Portfolio: Service Class -   10.325655           8.885347                -13.95%              12,810           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.094375           10.340808                 2.44%               3,528           2004
Insurance Products Fund II   10.000000           10.094375                 0.94%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.580234            6.917967                  5.13%                 299           2004
Insurance Products Fund      5.167863            6.580234                 27.33%                   0           2003
III - VIP Growth             6.739861            5.167863                -23.32%                   0           2002
Opportunities Portfolio:     8.022575            6.739861                -15.99%                   0           2001*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.495520           12.867635                11.94%               5,104           2004
Insurance Products Fund      7.418650            11.495520                54.95%               8,009           2003
III - VIP Value Strategies   10.000000           7.418650                -25.81%               1,258           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.744111           16.231410                18.10%               3,957           2004
International Value Fund:    10.000000           13.744111                37.44%               1,138           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.794761           15.677646                13.65%              52,558           2004
Index Fund: Class I - Q/NQ   10.432365           13.794761                32.23%              50,076           2003
                             12.543420           10.432365               -16.83%              53,272           2002
                             12.943788           12.543420                -3.09%               5,814           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.849470           11.729931                 8.12%              42,559           2004
Income Bond Fund: Class I    9.035786            10.849470                20.07%              41,718           2003
- Q/NQ                       8.913897            9.035786                  1.37%              42,535           2002
                             8.710943            8.913897                  2.33%               2,062           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.909929           12.936008                18.57%               1,183           2004
Emerging Markets Fund:       6.722291            10.909929                62.29%               1,183           2003
Class I - Q/NQ               8.075525            6.722291                -16.76%               1,183           2002
                             8.674187            8.075525                 -6.90%                 932           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.137097           14.392651                18.58%              10,768           2004
Emerging Markets Fund:       7.480416            12.137097                62.25%               7,637           2003
Class III - Q/NQ             10.000000           7.480416                -25.20%               6,879           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.184145           14.492771                18.95%               2,297           2004
Financial Services Fund:     8.770871            12.184145                38.92%               2,226           2003
Class III - Q/NQ             10.000000           8.770871                -12.29%               1,556           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.279637           11.945446                 5.90%              24,617           2004
Health Sciences Fund:        8.398056            11.279637                34.31%              13,279           2003
Class III - Q/NQ             10.000000           8.398056                -16.02%               2,964           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.885777            2.956056                  2.44%               4,238           2004
Technology and               1.893021            2.885777                 52.44%               4,986           2003
Communications Fund: Class   3.369237            1.893021                -43.81%               4,986           2002
I - Q/NQ                     5.991195            3.369237                -43.76%               3,689           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.824125           11.084074                 2.40%               2,815           2004
Technology and               7.102429            10.824125                52.40%               6,700           2003
Communications Fund: Class   10.000000           7.102429                -28.98%                  34           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.624596            12.281941                27.61%                   0           2004
Utilities Fund: Class III    7.893084            9.624596                 21.94%                   0           2003
- Q/NQ                       10.000000           7.893084                -21.07%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.361690           12.535180                 1.40%              91,969           2004
Government Bond Fund:        12.341436           12.361690                 0.16%             111,630           2003
Class I - Q /NQ              11.323824           12.341436                 8.99%             131,625           2002
                             10.752417           11.323824                 5.31%              40,455           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.506128            4.785963                  6.21%               6,577           2004
Fund: Class I - Q/NQ         3.456859            4.506128                 30.35%               6,577           2003
                             4.938830            3.456859                -30.01%               6,577           2002
                             6.999319            4.938830                -29.44%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.403842            7.181205                 12.14%               1,336           2004
International Growth Fund:   4.808265            6.403842                 33.18%               1,406           2003
Class I - Q/NQ               6.451733            4.808265                -25.47%               1,496           2002
                             9.209373            6.451733                -29.94%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.287431           11.552260                12.29%               4,616           2004
International Growth Fund:   7.740771            10.287431                32.90%               2,569           2003
Class III - Q/NQ             10.000000           7.740771                -22.59%               1,531           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.471187           10.761107                 2.77%               4,228           2004
Investor Destinations        9.881785            10.471187                 5.96%              16,160           2003
Conservative Fund: Class     10.000000           9.881785                 -1.18%              18,983           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.585351           11.139003                 5.23%             140,083           2004
Investor Destinations        9.480584            10.585351                11.65%             159,647           2003
Moderately Conservative      10.000000           9.480584                 -5.19%             168,373           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.594686           11.396138                 7.56%             113,858           2004
Investor Destinations        8.986775            10.594686                17.89%             110,682           2003
Moderate Fund: Class II -    10.000000           8.986775                -10.13%              54,937           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.623053           11.693395                10.08%              80,711           2004
Investor Destinations        8.541750            10.623053                24.37%              80,222           2003
Moderately Aggressive        10.000000           8.541750                -14.58%              39,149           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.607956           11.878188                11.97%              48,838           2004
Investor Destinations        8.191707            10.607956                29.50%              48,710           2003
Aggressive Fund: Class II    10.000000           8.191707                -18.08%              38,212           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.089801            8.030059                 13.26%              46,184           2004
Growth Fund: Class I - Q/NQ  5.151878            7.089801                 37.62%              46,726           2003
                             8.329869            5.151878                -38.15%              49,535           2002
                             12.173489           8.329869                -31.57%               6,396           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.613949           10.507467                -1.00%              98,416           2004
Market Fund: Class I -       10.741301           10.613949                -1.19%             119,753           2003
Q/NQ                         10.807263           10.741301                -0.61%             124,683           2002
                             10.623647           10.807263                 1.73%              72,903           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.327394            8.974942                  7.78%              16,614           2004
Nationwide(R) Fund: Class I    6.650221            8.327394                 25.22%              17,485           2003
- Q/NQ                       8.194278            6.650221                -18.84%              15,393           2002
                             9.464087            8.194278                -13.42%               5,622           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.203080           13.066637                16.63%               5,024           2004
Nationwide(R) Leaders Fund:    9.083390            11.203080                23.34%                 885           2003
Class III - Q/NQ             10.000000           9.083390                 -9.17%                 968           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.153278           12.315703                10.42%              14,805           2004
Growth Leaders Fund: Class   7.452579            11.153278                49.66%              16,247           2003
III - Q/NQ                   10.000000           7.452579                -25.47%               1,196           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.509065            8.529122                 13.58%               3,989           2004
Worldwide Leaders Fund:      5.620023            7.509065                 33.61%               4,302           2003
Class I - Q/NQ               7.670769            5.620023                -26.73%               4,796           2002
                             9.622318            7.670769                -20.28%               1,500           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.520940           15.357660                13.58%               1,258           2004
Worldwide Leaders Fund:      10.000000           13.520940                35.21%               1,302           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.610421           14.044827                11.37%              21,518           2004
Fund: Class I - Q/NQ         9.564082            12.610421                31.85%              18,076           2003
                             14.599711           9.564082                -34.49%              18,762           2002
                             16.676873           14.599711               -12.46%               3,445           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.714566           20.405024                15.19%              43,208           2004
Fund: Class I - Q/NQ         11.500284           17.714566                54.04%              45,920           2003
                             16.079016           11.500284               -28.48%              50,669           2002
                             12.765722           16.079016                25.95%               8,307           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.545919           18.170195                16.88%              64,757           2004
Fund: Class I - Q/NQ         11.226240           15.545919                38.48%              61,965           2003
                             13.828616           11.226240               -18.82%              72,934           2002
                             15.095906           13.828616                -8.39%               7,918           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.781639            9.355845                  6.54%              27,896           2004
Balanced Fund: Class I -     7.551894            8.781639                 16.28%              26,942           2003
Q/NQ                         8.770271            7.551894                -13.89%              22,737           2002
                             9.272721            8.770271                 -5.42%              11,019           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.737628            8.928052                 15.38%              51,184           2004
Comstock Value Fund: Class   5.994918            7.737628                 29.07%              41,228           2003
I - Q/NQ                     8.155563            5.994918                -26.49%              23,863           2002
                             9.455077            8.155563                -13.74%               5,774           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.169900           12.731721                 4.62%              29,491           2004
Sector Bond Fund: Class I    11.053628           12.169900                10.10%              32,363           2003
- Q/NQ                       10.499466           11.053628                 5.28%              27,722           2002
                             10.263086           10.499466                 2.30%               8,541           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.347239                13.47%               2,955           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.059662            7.019832                 15.85%              59,918           2004
Portfolio: Service Shares    5.132236            6.059662                 18.07%              58,398           2003
- Q/NQ                       6.216622            5.132236                -17.44%              58,074           2002
                             8.099528            6.216622                -23.25%              14,573           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.323741            3.282397                 -1.24%              17,358           2004
Global Technology            2.310691            3.323741                 43.84%              19,423           2003
Portfolio: Service Shares    3.983793            2.310691                -42.00%              19,423           2002
- Q/NQ                       6.472936            3.983793                -38.45%              11,013           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.213590           10.113532                -0.98%               7,290           2004
Global Technology            7.068798            10.213590                44.49%               7,294           2003
Portfolio: Service II        10.000000           7.068798                -29.31%               6,273           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.891540            6.866639                 16.55%              16,344           2004
International Growth         4.459429            5.891540                 32.11%              16,419           2003
Portfolio: Service Shares    6.116877            4.459429                -27.10%              18,683           2002
- Q/NQ                       8.136062            6.116877                -24.82%               6,639           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.192274           11.881594                16.57%               6,171           2004
International Growth         7.713978            10.192274                32.13%               6,722           2003
Portfolio: Service II        10.000000           7.713978                -22.86%               7,325           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.154059           14.019804                15.35%                   0           2004
Risk-Managed Core            10.000000           12.154059                21.54%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.942267            10.170081                13.73%              11,452           2004
Management Trust - AMT       6.910990            8.942267                 29.39%              12,861           2003
Guardian Portfolio - Q/NQ    9.568605            6.910990                -27.77%              19,965           2002
                             9.894278            9.568605                 -3.29%               4,120           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.978359            9.875108                 -1.03%              25,019           2004
Management Trust - AMT       10.000000           9.978359                 -0.22%               4,396           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.950658            10.222972                14.21%              36,788           2004
Management Trust - AMT       7.116796            8.950658                 25.77%              37,638           2003
Mid-Cap Growth Portfolio:    10.256811           7.116796                -30.61%              41,479           2002
Class I - Q/NQ               13.862902           10.256811               -26.01%               9,749           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.856640            10.347604                16.83%              25,789           2004
Management Trust - AMT       6.676227            8.856640                 32.66%              24,764           2003
Partners Portfolio - Q/NQ    8.962622            6.676227                -25.51%              13,549           2002
                             9.393576            8.962622                 -4.59%               2,252           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.247371                12.47%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.262040            9.717936                 17.62%              38,373           2004
Account Funds -              6.699002            8.262040                 23.33%              39,239           2003
Oppenheimer Aggressive       9.447560            6.699002                -29.09%              39,324           2002
Growth Fund/VA:              13.999397           9.447560                -32.51%               9,065           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.904568            10.400965                 5.01%             114,711           2004
Account Funds -              7.702487            9.904568                 28.59%             110,771           2003
Oppenheimer Capital          10.724385           7.702487                -28.18%             128,311           2002
Appreciation Fund/VA:        12.493669           10.724385               -14.16%              16,689           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.180467           16.598363                17.05%              38,640           2004
Account Funds -              10.000000           14.180467                41.80%              28,999           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.796101            10.293133                17.02%             104,262           2004
Account Funds -              6.262817            8.796101                 40.45%             120,116           2003
Oppenheimer Global           8.190803            6.262817                -23.54%             150,450           2002
Securities Fund/VA:          9.483571            8.190803                -13.63%              11,188           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.451640            9.084631                  7.49%             111,894           2004
Account Funds -              6.791724            8.451640                 24.44%             135,933           2003
Oppenheimer Main Street(R)     8.517435            6.791724                -20.26%             137,324           2002
Fund/VA: Non-Service         9.655553            8.517435                -11.79%              34,989           2001*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.921417            10.357160                16.09%             149,343           2004
II, Inc.: Investor Class -   6.630895            8.921417                 34.54%             162,993           2003
Q/NQ                         9.227273            6.630895                -28.14%             186,678           2002
                             9.758910            9.227273                 -5.45%              23,426           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.843487           19.285453                 8.08%               3,761           2004
Institutional Funds, Inc.    14.210605           17.843487                25.56%               2,734           2003
- Emerging Markets Debt      13.249217           14.210605                 7.26%               3,421           2002
Portfolio: Class I - Q/NQ    12.255588           13.249217                 8.11%                  88           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.607767            6.696160                 19.41%              45,601           2004
Institutional Funds, Inc.    4.028092            5.607767                 39.22%              45,049           2003
- Mid Cap Growth             5.958642            4.028092                -32.40%              45,004           2002
Portfolio: Class I - Q/NQ    8.585371            5.958642                -30.60%              12,835           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.072738           21.528056                33.94%              33,842           2004
Institutional Funds, Inc.    11.902270           16.072738                35.04%              47,501           2003
- U.S. Real Estate           12.216634           11.902270                -2.57%              41,922           2002
Portfolio: Class I - Q/NQ    11.327088           12.216634                 7.85%               4,573           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.385431           15.311576                23.63%               4,229           2004
Insurance Trust -            8.179648            12.385431                51.42%               4,254           2003
Worldwide Emerging Markets   8.578684            8.179648                 -4.65%               3,945           2002
Fund: Initial Class - Q/NQ   8.898173            8.578684                 -3.59%               1,248           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.576135                25.76%                   7           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            13.026159           15.891131                21.99%               3,060           2004
Insurance Trust -            9.161589            13.026159                42.18%               2,048           2003
Worldwide Hard Assets        9.601688            9.161589                 -4.58%               2,564           2002
Fund: Initial Class - Q/NQ   10.919321           9.601688                -12.07%                 223           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.433770                24.34%               1,460           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.674671            10.418855                 7.69%                   0           2004
Funds - Diversified Stock    7.299299            9.674671                 32.54%                   0           2003
Fund: Class A - Q/NQ         9.709589            7.299299                -24.82%                   0           2002
                             9.857327            9.709589                 -1.50%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.608836            9.542602                 10.85%               2,380           2004
Portfolios, Inc. -           6.784071            8.608836                 26.90%              11,694           2003
American Century VP Income   8.577091            6.784071                -20.90%                 866           2002
& Growth Fund: Class I       9.541283            8.577091                -10.11%                   0           2001*
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.272374            9.326365                 12.74%                   0           2004
Portfolios, Inc. -           6.772509            8.272374                 22.15%                   0           2003
American Century VP          8.670125            6.772509                -21.89%                   0           2002
International Fund: Class    12.480327           8.670125                -30.53%                   0           2001*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.785936            11.047795                12.89%                 311           2004
Portfolios, Inc. -           8.011649            9.785936                 22.15%                 311           2003
American Century VP          10.000000           8.011649                -19.88%                 311           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.723577            10.557203                 8.57%                   0           2004
Portfolios, Inc. -           7.935821            9.723577                 22.53%                   0           2003
American Century VP Ultra    10.000000           7.935821                -20.64%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.196960           13.680293                12.16%               7,506           2004
Portfolios, Inc. -           9.641037            12.196960                26.51%              14,991           2003
American Century VP Value    11.247447           9.641037                -14.28%               8,445           2002
Fund: Class I - Q/NQ         10.163375           11.247447                10.67%               9,308           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.192099           10.579432                 3.80%               1,383           2004
Portfolios II, Inc. -        10.000000           10.192009                 1.92%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.125241            9.404821                 15.75%                   0           2004
Global Small Cap Portfolio   5.609184            8.125241                 44.86%                   0           2003
- Q/NQ                       8.684342            5.609184                -35.41%                   0           2002
                             12.406646           8.684342                -30.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.318867            9.363961                 12.56%                   0           2004
International Focus          6.371446            8.318867                 30.56%                   0           2003
Portfolio - Q/NQ             8.109093            6.371446                -21.43%                   0           2002
                             10.636622           8.109093                -23.76%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.142157            9.985829                  9.23%                   0           2004
Large Cap Value Portfolio    7.445481            9.142157                 22.79%                   0           2003
- Q/NQ                       9.869216            7.445481                -24.56%                   0           2002
                             9.967257            9.869216                 -0.98%                   0           2001*
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.241782           12.246099                19.57%               1,557           2004
Portfolios - Small Cap       7.577210            10.241782                35.17%                 230           2003
Stock Index Portfolio:       10.000000           7.577210                -24.23%                 230           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.769089            7.052900                  4.19%               2,413           2004
Responsible Growth Fund,     5.476092            6.769089                 23.61%               2,413           2003
Inc.: Initial Shares - Q/NQ  7.856453            5.476092                -30.30%               3,062           2002
                             10.345179           7.856453                -24.06%               3,399           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.926250            8.603055                  8.54%              14,144           2004
Inc.: Initial Shares - Q/NQ  6.294303            7.926250                 25.93%              14,296           2003
                             8.264570            6.294303                -23.84%              14,159           2002
                             9.594375            8.264570                -13.86%               5,764           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.564412            8.825656                  3.05%               6,694           2004
Investment Fund              7.204901            8.564412                 18.87%              10,508           2003
-Appreciation Portfolio:     8.818570            7.204901                -18.30%               7,951           2002
Initial Shares - Q/NQ        9.913289            8.818570                -11.04%               2,992           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.315361           12.518711                 1.65%               5,490           2004
- Federated Quality Bond     11.996568           12.315361                 2.66%               5,525           2003
Fund II: Primary Shares -    11.187661           11.996568                 7.23%               4,886           2002
Q/NQ                         10.559225           11.187661                 5.95%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.566810            10.453334                 9.27%              26,094           2004
Insurance Products Fund -    7.488805            9.566810                 27.75%              21,880           2003
VIP Equity-Income            9.197371            7.488805                -18.58%              11,803           2002
Portfolio: Service Class -   9.879350            9.197371                 -6.90%               3,848           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.728217            7.828799                  1.30%               2,213           2004
Insurance Products Fund -    5.932835            7.728217                 30.26%               2,262           2003
VIP Growth Portfolio:        8.664560            5.932835                -31.53%               2,511           2002
Service Class - Q/NQ         10.736866           8.664560                -19.30%                 941           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.024768            8.617667                  7.39%                   0           2004
Insurance Products Fund -    6.442506            8.024768                 24.56%                   0           2003
VIP High Income Portfolio:   6.337956            6.442506                  1.65%                   0           2002
Service Class - Q/NQ         7.333907            6.337956                -13.58%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.769155            9.762883                 11.33%                   0           2004
Insurance Products Fund -    6.241968            8.769155                 40.49%                   0           2003
VIP Overseas Portfolio:      7.988069            6.241968                -21.86%                   0           2002
Service Class - Q/NQ         10.344382           7.988069                -22.78%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.818256           12.045115                11.34%               7,441           2004
Insurance Products Fund -    7.697259            10.818256                40.53%               2,192           2003
VIP Overseas Portfolio:      10.000000           7.697259                -23.03%               5,767           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.914027            11.217583                13.15%              20,572           2004
Insurance Products Fund II   7.873493            9.914027                 25.92%              13,740           2003
- VIP Contrafund(R)            8.861264            7.873493                -11.15%              10,960           2002
Portfolio: Service Class -   10.308233           8.861264                -14.04%               2,212           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.087509           10.323250                 2.34%                   0           2004
Insurance Products Fund II   10.000000           10.087509                 0.88%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.549041            6.878173                  5.03%               1,901           2004
Insurance Products Fund      5.148599            6.549041                 27.20%               1,901           2003
III - VIP Growth             6.721581            5.148599                -23.40%               1,901           2002
Opportunities Portfolio:     8.009032            6.721581                -16.07%               1,424           2001*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.476013           12.832718                11.82%                   0           2004
Insurance Products Fund      7.413590            11.476013                54.80%                   0           2003
III - VIP Value Strategies   10.000000           7.413590                -25.86%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.734777           16.203883                17.98%                 517           2004
International Value Fund:    10.000000           13.734777                37.35%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.729366           15.587433                13.53%               8,766           2004
Index Fund: Class I - Q/NQ   10.393469           13.729366                32.10%               3,849           2003
                             12.509403           10.393469               -16.91%               3,208           2002
                             12.921938           12.509403                -3.19%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.798032           11.662441                 8.01%                 576           2004
Income Bond Fund: Class I    9.002106            10.798032                19.95%                 961           2003
- Q/NQ                       8.889732            9.002106                  1.26%                 441           2002
                             8.696224            8.889732                  2.23%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.873898           12.880175                18.45%                   0           2004
Emerging Markets Fund:       6.706895            10.873898                62.13%                   0           2003
Class I - Q/NQ               8.065253            6.706895                -16.84%                   0           2002
                             8.672055            8.065253                 -7.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.116476           14.353568                18.46%               4,222           2004
Emerging Markets Fund:       7.475305            12.116476                62.09%               4,290           2003
Class III - Q/NQ             10.000000           7.475305                -25.25%               4,890           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.160197           14.449572                18.83%                   0           2004
Financial Services Fund:     8.762545            12.160197                38.77%                   0           2003
Class III - Q/NQ             10.000000           8.762545                -12.37%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.257465           11.909823                 5.79%               6,076           2004
Health Sciences Fund:        8.390084            11.257465                34.18%               1,510           2003
Class III - Q/NQ             10.000000           8.390084                -16.10%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.876240            2.943294                  2.33%               2,726           2004
Technology and               1.888681            2.876240                 52.29%               2,726           2003
Communications Fund: Class   3.364948            1.888681                -43.87%               4,222           2002
I - Q/NQ                     5.989717            3.364948                -43.82%               5,139           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.805736           11.053980                 2.30%                   0           2004
Technology and               7.097577            10.805736                52.25%                   0           2003
Communications Fund: Class   10.000000           7.097577                -29.02%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.605670            12.245309                27.48%                   0           2004
Utilities Fund: Class III    7.885581            9.605670                 21.81%                   0           2003
- Q/NQ                       10.000000           7.885581                -21.14%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.303120           12.463096                 1.30%               8,171           2004
Government Bond Fund:        12.295493           12.303120                 0.06%               9,293           2003
Class I - Q /NQ              11.293161           12.295493                 8.88%               9,931           2002
                             10.734272           11.293161                 5.21%                 935           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.484722            4.758382                  6.10%                   0           2004
Fund: Class I - Q/NQ         3.443952            4.484722                 30.22%               7,198           2003
                             4.925420            3.443952                -30.08%               4,346           2002
                             6.987497            4.925420                -29.51%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.382676            7.150188                 12.02%                   0           2004
International Growth Fund:   4.797249            6.382676                 33.05%                   0           2003
Class I - Q/NQ               6.443529            4.797249                -25.55%                   0           2002
                             9.207114            6.443529                -30.02%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.269947           11.520885                12.18%                   0           2004
International Growth Fund:   7.735493            10.269947                32.76%                   0           2003
Class III - Q/NQ             10.000000           7.735493                -22.65%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.450593           10.729004                 2.66%                 711           2004
Investor Destinations        9.872402            10.450593                 5.86%                 693           2003
Conservative Fund: Class     10.000000           9.872402                 -1.28%                 672           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.564539           11.105782                 5.12%              16,190           2004
Investor Destinations        9.471588            10.564539                11.54%              16,191           2003
Moderately Conservative      10.000000           9.471588                 -5.28%              10,204           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.573837           11.362127                 7.46%              23,208           2004
Investor Destinations        8.978240            10.573837                17.77%              25,085           2003
Moderate Fund: Class II -    10.000000           8.978240                -10.22%              59,028           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.602160           11.658524                 9.96%              30,233           2004
Investor Destinations        8.533634            10.602160                24.24%              28,375           2003
Moderately Aggressive        10.000000           8.533634                -14.66%              22,385           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.587104           11.842767                11.86%               6,755           2004
Investor Destinations        8.183923            10.587104                29.36%               6,780           2003
Aggressive Fund: Class II    10.000000           8.183923                -18.16%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.056149            7.983805                 13.15%               1,340           2004
Growth Fund: Class I - Q/NQ  5.132637            7.056149                 37.48%               9,321           2003
                             8.307241            5.132637                -38.21%                 803           2002
                             12.152925           8.307241                -31.64%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.563553           10.446928                -1.10%               1,589           2004
Market Fund: Class I -       10.701197           10.563553                -1.29%               1,570           2003
Q/NQ                         10.777889           10.701197                -0.71%               7,530           2002
                             10.605632           10.777889                 1.62%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.287900            8.923294                  7.67%               2,435           2004
Nationwide(R) Fund: Class I    6.625425            8.287900                 25.09%              12,982           2003
- Q/NQ                       8.172057            6.625425                -18.93%               5,611           2002
                             9.448103            8.172057                -13.51%               1,689           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.181069           13.027702                16.52%                   0           2004
Nationwide(R) Leaders Fund:    9.074768            11.181069                23.21%                   0           2003
Class III - Q/NQ             10.000000           9.074768                 -9.25%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      13.131364           12.278996                10.31%               2,021           2004
Growth Leaders Fund: Class   7.445495            11.131364                49.50%               1,325           2003
III - Q/NQ                   10.000000           7.445495                -25.55%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.473438            8.480006                 13.47%                   0           2004
Worldwide Leaders Fund:      5.599057            7.473438                 33.48%                   0           2003
Class I - Q/NQ               7.649959            5.599057                -26.81%                   0           2002
                             9.606072            7.649959                -20.36%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.511751           15.331599                13.47%                   0           2004
Worldwide Leaders Fund:      10.000000           13.511751                35.12%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.550621           13.963999                11.26%                 880           2004
Fund: Class I - Q/NQ         9.528413            12.550621                31.72%                 875           2003
                             14.560133           9.528413                -34.56%               1,247           2002
                             16.648755           14.560133               -12.55%                 238           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.630611           20.287630                15.07%               4,487           2004
Fund: Class I - Q/NQ         11.457422           17.630611                53.88%               4,797           2003
                             16.035460           11.457422               -28.55%               5,484           2002
                             12.744198           16.035460                25.83%               6,238           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.472238           18.065673                16.76%               7,446           2004
Fund: Class I - Q/NQ         11.184395           15.472238                38.34%               3,771           2003
                             13.791138           11.184395               -18.90%               3,720           2002
                             15.070448           13.791138                -8.49%               1,323           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.740006            9.302016                  6.43%               1,104           2004
Balanced Fund: Class I -     7.523744            8.740006                 16.17%              10,177           2003
Q/NQ                         8.746499            7.523744                -13.98%               1,104           2002
                             9.257079            8.746499                 -5.52%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.700955            8.876690                 15.27%               4,334           2004
Comstock Value Fund: Class   5.972569            7.700955                 28.94%               1,264           2003
I - Q/NQ                     8.133455            5.972569                -26.57%               1,116           2002
                             9.439135            8.133455                -13.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.112226           12.658477                 4.51%              11,502           2004
Sector Bond Fund: Class I    11.012457           12.112226                 9.99%              12,906           2003
- Q/NQ                       10.471032           11.012457                 5.17%               4,068           2002
                             10.245769           10.471032                 2.20%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.339593                13.40%               1,396           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.035469            6.984699                 15.73%                 686           2004
Portfolio: Service Shares    5.116941            6.035469                 17.95%                 686           2003
- Q/NQ                       6.204428            5.116941                -17.53%                 686           2002
                             8.091928            6.204428                -23.33%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.310444            3.265930                 -1.34%                   0           2004
Global Technology            2.303786            3.310444                 43.70%                   0           2003
Portfolio: Service Shares    3.975953            2.303786                -42.06%                   0           2002
- Q/NQ                       6.466853            3.975953                -38.52%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.196246           10.086073                -1.08%                 177           2004
Global Technology            7.063972            10.196246                44.34%                 177           2003
Portfolio: Service II        10.000000           7.063972                -29.36%                 177           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.867965            6.832211                 16.43%                 137           2004
International Growth         4.446112            5.867965                 31.98%                 137           2003
Portfolio: Service Shares    6.104844            4.446112                -27.17%                 253           2002
- Q/NQ                       8.128419            6.104844                -24.90%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.174958           11.849338                16.46%               1,170           2004
International Growth         7.708715            10.174958                31.99%               1,116           2003
Portfolio: Service II        10.000000           7.708715                -22.91%               1,109           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.145798           13.996013                15.23%               4,498           2004
Risk-Managed Core            10.000000           12.145798                21.46%               3,424           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.899852            10.111547                13.61%               2,122           2004
Management Trust - AMT       6.885223            8.899852                 29.26%               2,122           2003
Guardian Portfolio - Q/NQ    9.542657            6.885223                -27.85%               2,122           2002
                             9.877577            9.542657                 -3.39%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.971565            9.858331                 -1.14%                   0           2004
Management Trust - AMT       10.000000           9.971565                 -0.28%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.908195            10.164112                14.10%               6,964           2004
Management Trust - AMT       7.090239            8.908195                 25.64%              10,502           2003
Mid-Cap Growth Portfolio:    10.228980           7.090239                -30.68%               8,897           2002
Class I - Q/NQ               13.839506           10.228980               -26.09%               4,648           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.814644            10.288059                16.72%               6,378           2004
Management Trust - AMT       6.651335            8.814644                 32.52%                   0           2003
Partners Portfolio - Q/NQ    8.938329            6.651335                -25.59%                   0           2002
                             9.377731            8.938329                 -4.69%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.239804                12.40%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.222845            9.661983                 17.50%               7,587           2004
Account Funds -              6.674005            8.222845                 23.21%               7,663           2003
Oppenheimer Aggressive       9.421935            6.674005                -29.17%               7,132           2002
Growth Fund/VA:              13.975777           9.421935                -32.58%               6,738           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.857594            10.341087                 4.90%              28,123           2004
Account Funds -              7.673761            9.857594                 28.46%              30,453           2003
Oppenheimer Capital          10.695313           7.673761                -28.25%              19,785           2002
Appreciation Fund/VA:        12.472602           10.695313               -14.25%              10,238           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.170841           16.570216                16.93%              20,744           2004
Account Funds -              10.000000           14.170841                41.71%              14,981           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.763286            10.244297                16.90%              10,603           2004
Account Funds -              6.245795            8.763286                 40.31%              12,396           2003
Oppenheimer Global           8.176890            6.245795                -23.62%              11,981           2002
Securities Fund/VA:          9.477189            8.176890                -13.72%               4,288           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.411542            9.032316                  7.38%              15,979           2004
Account Funds -              6.766391            8.411542                 24.31%              10,590           2003
Oppenheimer Main Street(R)     8.494330            6.766391                -20.34%              11,434           2002
Fund/VA: Non-Service         9.639258            8.494330                -11.88%               6,407           2001*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.888143            10.308024                15.98%              10,034           2004
II, Inc.: Investor Class -   6.612889            8.888143                 34.41%              10,653           2003
Q/NQ                         9.211624            6.612889                -28.21%              11,253           2002
                             9.752349            9.211624                 -5.54%               5,247           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.758937           19.174523                 7.97%                   0           2004
Institutional Funds, Inc.    14.157666           17.758937                25.44%                 118           2003
- Emerging Markets Debt      13.213325           14.157666                 7.15%                   0           2002
Portfolio: Class I - Q/NQ    12.234919           13.213325                 8.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.586822            6.664359                 19.29%               4,057           2004
Institutional Funds, Inc.    4.017136            5.586822                 39.07%               4,103           2003
- Mid Cap Growth             5.948504            4.017136                -32.47%               4,380           2002
Portfolio: Class I - Q/NQ    8.579581            5.948504                -30.67%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.996561           21.404236                33.81%              14,227           2004
Institutional Funds, Inc.    11.857917           15.996561                34.90%              14,458           2003
- U.S. Real Estate           12.183524           11.857917                -2.67%              12,053           2002
Portfolio: Class I - Q/NQ    11.307986           12.183528                 7.74%               1,582           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.326720           15.223485                23.50%               2,963           2004
Insurance Trust -            8.149155            12.326720                51.26%               2,963           2003
Worldwide Emerging Markets   8.555421            8.149155                 -4.75%               3,445           2002
Fund: Initial Class - Q/NQ   8.883159            8.555421                 -3.69%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.567660                25.68%                  27           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.964418           15.799703                21.87%               2,212           2004
Insurance Trust -            9.127452            12.964418                42.04%               2,212           2003
Worldwide Hard Assets        9.575679            9.127452                 -4.68%               2,647           2002
Fund: Initial Class - Q/NQ   10.900909           9.575679                -12.16%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.425394                24.25%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.638578            10.369426                 7.58%                   0           2004
Funds - Diversified Stock    7.279475            9.638578                 32.41%                   0           2003
Fund: Class A - Q/NQ         9.693126            7.279475                -24.90%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.95%)

   (Variable account charges of 1.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.588388            9.515084                 10.79%                   0           2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class I
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.252742            9.299489                 12.68%                   0           2004
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.777622            11.032771                12.84%                   0           2004
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.715318            10.542872                 8.52%                   0           2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.168003           13.640862                12.10%                   0           2004
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.188610           10.570422                 3.75%               2,540           2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.105931            9.377684                 15.69%                   0           2004
Global Small Cap Portfolio
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.299122            9.336979                 12.51%                   0           2004
International Focus
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.120448            9.957039                  9.17%                   0           2004
Large Cap Value Portfolio
- Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.233061           12.229431                19.51%                   0           2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.753010            7.032566                  4.14%                   0           2004
Responsible Growth Fund,
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.907426            8.578259                  8.48%                   0           2004
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.544050            8.800191                  3.00%                   0           2004
Investment Fund
-Appreciation Portfolio:
Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.286109           12.482613                 1.60%                   0           2004
- Federated Quality Bond
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.544098            10.423208                 9.21%                   0           2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.709846            7.806203                  1.25%                   0           2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.005701            8.592804                  7.33%                   0           2004
Insurance Products Fund -
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.748328            9.734736                 11.28%                   0           2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.809048           12.028740                11.28%                   0           2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.890473            11.185234                13.09%                   0           2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.084062           10.314459                 2.28%                   0           2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.533465            6.858317                  4.97%                   0           2004
Insurance Products Fund
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.466264           12.815288                11.77%                   0           2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.730108           16.190131                17.92%                   0           2004
International Value Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.696747           15.542473                13.48%                   0           2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.772386           11.628808                 7.95%                   0           2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.855897           12.852297                18.39%                   0           2004
Emerging Markets Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.106188           14.334085                18.40%                   0           2004
Emerging Markets Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.148227           14.427987                18.77%                   0           2004
Financial Services Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.246360           11.892009                 5.74%              10,977           2004
Health Sciences Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.871458            2.936900                  2.28%                   0           2004
Technology and
Communications Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.796562           11.038967                 2.25%                   0           2004
Technology and
Communications Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.596197            12.227013                27.42%                   0           2004
Utilities Fund: Class III
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.273884           12.427143                 1.25%                   0           2004
Government Bond Fund:
Class I - Q /NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.474066            4.744656                  6.05%                   0           2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.372114            7.134712                 11.97%                   0           2004
International Growth Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.261213           11.505225                12.12%                   0           2004
International Growth Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.440308           10.712983                 2.61%              33,949           2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.554142           11.089202                 5.07%              83,568           2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.563437           11.345172                 7.40%             292,569           2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.591735           11.641115                 9.91%             198,456           2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.576701           11.825111                11.80%             174,709           2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.039364            7.960756                 13.09%                   0           2004
Growth Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.538430           10.416772                -1.15%              74,944           2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.268230            8.897570                  7.61%                   0           2004
Nationwide(R) Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.170073           13.008254                16.46%                   0           2004
Nationwide(R) Leaders Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.120418           12.260664                10.25%               4,327           2004
Growth Leaders Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.455683            8.455560                 13.41%                   0           2004
Worldwide Leaders Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.507152           15.318567                13.41%                   0           2004
Worldwide Leaders Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.520788           13.923705                11.20%                   0           2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.588746           20.229150                15.01%                   0           2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.435486           18.013574                16.70%                   0           2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.719260            9.275205                  6.38%                   0           2004
Balanced Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.682654            8.851094                 15.21%                   0           2004
Comstock Value Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.083481           12.621996                 4.46%              66,616           2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.335773                13.36%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.023371            6.967145                 15.67%                   0           2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.303823            3.257732                 -1.40%                   0           2004
Global Technology
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.187572           10.072352                -1.13%                   0           2004
Global Technology
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.856236            6.815092                 16.37%                   0           2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.166316           11.833234                16.40%                   0           2004
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.141666           13.984139                15.17%                   0           2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.878710            10.082381                13.56%                   0           2004
Management Trust - AMT
Guardian Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.968174            9.849942                 -1.19%               2,381           2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.887039            10.134807                14.04%                   0           2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.793708            10.258387                16.66%                   0           2004
Management Trust - AMT
Partners Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.236012                12.36%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.203305            9.634122                 17.44%                   0           2004
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.834176            10.311271                 4.85%                   0           2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.166030           16.556153                16.87%              40,081           2004
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.746892            10.219918                16.84%                   0           2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.391578            9.006305                  7.33%                   0           2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.871536            10.283530                15.92%                   0           2004
II, Inc.: Investor Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.716758           19.119244                 7.92%                   0           2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.576363            6.648490                 19.23%                   0           2004
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.958607           21.342572                33.74%              45,257           2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.297423           15.179571                23.44%                   0           2004
Insurance Trust -
Worldwide Emerging Markets
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.563429                25.63%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.933607           15.754131                21.81%                   0           2004
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.421213                24.21%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.620573            10.344787                 7.53%                   0           2004
Funds - Diversified Stock
Fund: Class A - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.00%)

   (Variable account charges of 2.00% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.567953            9.487595                 10.73%                   0           2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class I
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.233125            9.272654                 12.63%                   0           2004
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.769298            11.017767                12.78%                   0           2004
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.707050            10.528529                 8.46%                   0           2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.139101           13.601526                12.05%                   0           2004
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.185123           10.561415                 3.69%                   0           2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.086661            9.350619                 15.63%                   0           2004
Global Small Cap Portfolio
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.279397            9.310043                 12.45%                   0           2004
International Focus
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.098784            9.928320                  9.12%                   0           2004
Large Cap Value Portfolio
- Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.224364           12.212803                19.45%                   0           2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.736948            7.012263                  4.09%                   0           2004
Responsible Growth Fund,
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.888621            8.553497                  8.43%                   0           2004
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.523748            8.774806                  2.95%                   0           2004
Investment Fund
-Appreciation Portfolio:
Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.256937           12.446617                 1.55%                   0           2004
- Federated Quality Bond
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.521414            10.393148                 9.16%                   0           2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.691507            7.783662                  1.20%                   0           2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.986680            8.568021                  7.28%                   0           2004
Insurance Products Fund -
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.727539            9.706658                 11.22%                   0           2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.799864           12.012398                11.23%                   0           2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.866963            11.152948                13.03%                   0           2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.080627           10.305686                 2.23%                   0           2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.517942            6.838535                  4.92%                   0           2004
Insurance Products Fund
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.456515           12.797874                11.71%                   0           2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.725434           16.176362                17.86%                   0           2004
International Value Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.664186           15.497629                13.42%                   0           2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.746806           11.595276                 7.90%                   0           2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.837926           12.824480                18.33%                   0           2004
Emerging Markets Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.095873           14.314567                18.34%                   0           2004
Emerging Markets Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.136261           14.406429                18.71%                   0           2004
Financial Services Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.235294           11.874251                 5.69%               2,014           2004
Health Sciences Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.866690            2.930529                  2.23%                   0           2004
Technology and
Communications Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.787384           11.023967                 2.19%                   0           2004
Technology and
Communications Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.586753            12.208744                27.35%                   0           2004
Utilities Fund: Class III
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.244763           12.391329                 1.20%                   0           2004
Government Bond Fund:
Class I - Q /NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.463437            4.730977                  5.99%                   0           2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.361569            7.119284                 11.91%                   0           2004
International Growth Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.252483           11.489572                12.07%                   0           2004
International Growth Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.430034           10.696990                 2.56%                   0           2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.543755           11.072641                 5.02%               9,591           2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.553029           11.328215                 7.35%              13,744           2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.581287           11.623715                 9.85%               7,239           2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.566284           11.807448                11.75%                   0           2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.022639            7.937786                 13.03%                   0           2004
Growth Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.513346           10.386676                -1.20%               7,318           2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.248587            8.871909                  7.56%                   0           2004
Nationwide(R) Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.159055           12.988794                16.40%                   0           2004
Nationwide(R) Leaders Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.109474           12.242350                10.20%                   0           2004
Growth Leaders Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.437963            8.431164                 13.35%                   0           2004
Worldwide Leaders Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.502549           15.305550                13.35%                   0           2004
Worldwide Leaders Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.491041           13.883550                11.15%                   0           2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.546948           20.170796                14.95%                   0           2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.398826           17.961627                16.64%                   0           2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.698529            9.248425                  6.32%                   0           2004
Balanced Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.664394            8.825553                 15.15%                   0           2004
Comstock Value Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.054794           12.585616                 4.40%                 115           2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.331952                13.32%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.011309            6.949648                 15.61%                   0           2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.297208            3.249553                 -1.45%                   0           2004
Global Technology
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.178910           10.058657                -1.18%                   0           2004
Global Technology
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.844498            6.797949                 16.31%                   0           2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.157673           11.817150                16.34%                   0           2004
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.137534           13.972243                15.12%                   0           2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.857629            10.053318                13.50%                   0           2004
Management Trust - AMT
Guardian Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.964766            9.841564                 -1.24%                   0           2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.865868            10.105501                13.98%                   0           2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.772807            10.228792                16.60%                   0           2004
Management Trust - AMT
Partners Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.232231                12.32%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.183801            9.606312                 17.38%                   0           2004
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.810803            10.281519                 4.80%                   0           2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.161203           16.542076                16.81%               2,293           2004
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.730549            10.195624                16.78%                   0           2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.371640            8.980316                  7.27%                   0           2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.854942            10.259054                15.86%                   0           2004
II, Inc.: Investor Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.674709           19.064141                 7.86%                   0           2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.565946            6.632688                 19.17%                   0           2004
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.920683           21.280993                33.67%                 581           2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.268194           15.135770                23.37%                   0           2004
Insurance Trust -
Worldwide Emerging Markets
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.559185                25.59%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.902900           15.708711                21.75%                   0           2004
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.417025                24.17%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.602609            10.320207                 7.47%                   0           2004
Funds - Diversified Stock
Fund: Class A - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.547597            9.460244                 10.68%              24,823           2004
Portfolios, Inc. -           6.746126            8.547597                 26.70%              25,060           2003
American Century VP Income   8.542208            6.746126                -21.03%              25,630           2002
& Growth Fund: Class I       9.517124            8.542208                -10.24%               7,625           2001*
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.213544            9.245891                 12.57%               2,009           2004
Portfolios, Inc. -           6.734635            8.213544                 21.96%               2,100           2003
American Century VP          8.634862            6.734635                -22.01%               2,148           2002
International Fund: Class    12.448741           8.634862                -30.64%               8,318           2001*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.760983            11.002769                12.72%               9,835           2004
Portfolios, Inc. -           8.003444            9.760983                 21.96%              10,143           2003
American Century VP          10.000000           8.003444                -19.97%               7,458           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.698786            10.514187                 8.41%               1,094           2004
Portfolios, Inc. -           7.927692            9.698786                 22.34%                 870           2003
American Century VP Ultra    10.000000           7.927692                -20.72%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.110238           13.562258                11.99%              31,986           2004
Portfolios, Inc. -           9.587137            12.110238                26.32%              33,722           2003
American Century VP Value    11.201712           9.587137                -14.41%              33,581           2002
Fund: Class I - Q/NQ         10.137636           11.201712                10.50%              13,130           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.181634           10.552410                 3.64%               6,006           2004
Portfolios II, Inc. -        10.000000           10.181634                 1.82%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.067402            9.323593                 15.57%                   0           2004
Global Small Cap Portfolio   5.577770            8.067402                 44.63%                   0           2003
- Q/NQ                       8.648961            5.577770                -35.51%                   0           2002
                             12.375201           8.648961                -30.11%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.259675            9.283128                 12.39%                   0           2004
International Focus          6.335783            8.259675                 30.37%                   0           2003
Portfolio - Q/NQ             8.076087            6.335783                -21.55%                   0           2002
                             10.609678           8.076087                -23.88%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.077137            9.899642                  9.06%                   0           2004
Large Cap Value Portfolio    7.403844            9.077137                 22.60%                   0           2003
- Q/NQ                       9.829084            7.403844                -24.67%                   0           2002
                             9.942010            9.829084                 -1.14%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.215680           12.196229                19.39%               6,100           2004
Portfolios - Small Cap       7.569450            10.215680                34.96%               6,100           2003
Stock Index Portfolio:       10.000000           7.569450                -24.31%               3,461           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.720932            6.992022                  4.03%               9,606           2004
Responsible Growth Fund,     5.445448            6.720932                 23.42%              12,057           2003
Inc.: Initial Shares - Q/NQ  7.824478            5.445448                -30.40%              12,016           2002
                             10.318982           7.824478                -24.17%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.869869            8.528816                  8.37%              59,033           2004
Inc.: Initial Shares - Q/NQ  6.259089            7.869869                 25.74%              60,295           2003
                             8.230945            6.259089                -23.96%              50,320           2002
                             9.570079            8.230945                -13.99%              11,979           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.503490            8.749492                  2.89%              19,927           2004
Investment Fund              7.164595            8.503490                 18.69%              19,799           2003
-Appreciation Portfolio:     8.782702            7.164595                -18.42%              21,799           2002
Initial Shares - Q/NQ        9.888186            8.782702                -11.18%              11,285           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.227793           12.410689                 1.50%              18,673           2004
- Federated Quality Bond     11.929514           12.227793                 2.50%              21,086           2003
Fund II: Primary Shares -    11.142163           11.929514                 7.07%              17,474           2002
Q/NQ                         10.532467           11.142163                 5.79%               2,036           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.498796            10.363157                 9.10%              67,936           2004
Insurance Products Fund -    7.446930            9.498796                 27.55%              70,135           2003
VIP Equity-Income            9.159972            7.446930                -18.70%              70,724           2002
Portfolio: Service Class -   9.854339            9.159972                 -7.05%              14,602           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.673205            7.761188                  1.15%              19,048           2004
Insurance Products Fund -    5.899618            7.673205                 30.06%              19,432           2003
VIP Growth Portfolio:        8.629292            5.899618                -31.63%              18,475           2002
Service Class - Q/NQ         10.709661           8.629292                -19.43%              12,230           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.967694            8.543293                  7.22%              10,701           2004
Insurance Products Fund -    6.406466            7.967694                 24.37%              11,017           2003
VIP High Income Portfolio:   6.312150            6.406466                  1.49%               6,256           2002
Service Class - Q/NQ         7.315306            6.312150                -13.71%                 322           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.706766            9.678616                 11.16%               2,893           2004
Insurance Products Fund -    6.207036            8.706766                 40.27%               3,517           2003
VIP Overseas Portfolio:      7.955555            6.207036                -21.98%               4,186           2002
Service Class - Q/NQ         10.318180           7.955555                -22.90%               8,066           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.790672           11.996049                11.17%               7,429           2004
Insurance Products Fund -    7.690083            10.790672                40.32%               6,403           2003
VIP Overseas Portfolio:      10.000000           7.690083                -23.10%              10,904           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.843498            11.120741                12.98%              47,088           2004
Insurance Products Fund II   7.829445            9.843498                 25.72%              50,357           2003
- VIP Contrafund(R)            8.825197            7.829445                -11.28%              46,444           2002
Portfolio: Service Class -   10.282107           8.825197                -14.17%               9,509           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.077187           10.296928                 2.18%                 496           2004
Insurance Products Fund II   10.000000           10.077187                 0.77%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.502411            6.818766                  4.87%               4,985           2004
Insurance Products Fund      5.119765            6.502411                 27.01%               2,922           2003
III - VIP Growth             6.694209            5.119765                -23.52%               4,904           2002
Opportunities Portfolio:     7.988718            6.694209                -16.20%              14,517           2001*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.446763           12.780448                11.65%               3,426           2004
Insurance Products Fund      7.405989            11.446763                54.56%               2,198           2003
III - VIP Value Strategies   10.000000           7.405989                -25.94%                 161           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.720758           16.162608                17.80%               2,441           2004
International Value Fund:    10.000000           13.720758                37.21%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.631684           15.452880                13.36%              24,501           2004
Index Fund: Class I - Q/NQ   10.335306           13.631684                31.89%              25,271           2003
                             12.458494           10.335306               -17.04%              23,644           2002
                             12.889199           12.458494                -3.34%               9,877           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.721266           11.561839                 7.84%               5,280           2004
Income Bond Fund: Class I    8.951783            10.721266                19.77%               6,515           2003
- Q/NQ                       8.853567            8.951783                  1.11%               5,352           2002
                             8.674196            8.853567                  2.07%               1,014           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.819976           12.796711                18.27%               2,168           2004
Emerging Markets Fund:       6.683831            10.819976                61.88%               2,168           2003
Class I - Q/NQ               8.049848            6.683831                -16.97%               2,168           2002
                             8.668856            8.049848                 -7.14%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.085590           14.295108                18.28%               5,350           2004
Emerging Markets Fund:       7.467644            12.085590                61.84%               5,048           2003
Class III - Q/NQ             10.000000           7.467644                -25.32%               3,214           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.124336           14.384939                18.65%                   0           2004
Financial Services Fund:     8.750059            12.124336                38.56%                   0           2003
Class III - Q/NQ             10.000000           8.750059                -12.50%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.224213           11.856486                 5.63%              12,112           2004
Health Sciences Fund:        8.378093            11.224213                33.97%              10,146           2003
Class III - Q/NQ             10.000000           8.378093                -16.22%               4,021           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.861931            2.924167                  2.17%                 676           2004
Technology and               1.882161            2.861931                 52.06%                 676           2003
Communications Fund: Class   3.358489            1.882161                -43.96%                 676           2002
I - Q/NQ                     5.987495            3.358489                -43.91%                 392           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.778192           11.008946                 2.14%               1,878           2004
Technology and               7.090301            10.778192                52.01%               1,915           2003
Communications Fund: Class   10.000000           7.090301                -29.10%                  45           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.577309            12.190522                27.29%                 221           2004
Utilities Fund: Class III    7.874340            9.577309                 21.63%                 246           2003
- Q/NQ                       10.000000           7.874340                -21.26%                 266           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.215658           12.355580                 1.15%              32,074           2004
Government Bond Fund:        12.226769           12.215658                -0.09%              35,398           2003
Class I - Q /NQ              11.247230           12.226769                 8.71%              44,756           2002
                             10.707078           11.247230                 5.04%               6,254           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.452803            4.717297                  5.94%                 288           2004
Fund: Class I - Q/NQ         3.424662            4.452803                 30.02%                 712           2003
                             4.905344            3.424662                -30.19%                 732           2002
                             6.969771            4.905344                -29.62%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.351013            7.103840                 11.85%                   0           2004
International Growth Fund:   4.780758            6.351013                 32.85%                   0           2003
Class I - Q/NQ               6.431226            4.780758                -25.66%                   0           2002
                             9.203720            6.431226                -30.12%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.243769           11.473949                12.01%               1,561           2004
International Growth Fund:   7.727570            10.243769                32.56%                 502           2003
Class III - Q/NQ             10.000000           7.727570                -22.72%                 547           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.419761           10.681004                 2.51%              18,189           2004
Investor Destinations        9.858342            10.419761                 5.69%              17,106           2003
Conservative Fund: Class     10.000000           9.858342                 -1.42%                 803           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.533364           11.056083                 4.96%             122,078           2004
Investor Destinations        9.458089            10.533364                11.37%             115,160           2003
Moderately Conservative      10.000000           9.458089                 -5.42%              18,956           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.542661           11.311318                 7.29%             119,177           2004
Investor Destinations        8.965450            10.542661                17.59%             120,867           2003
Moderate Fund: Class II -    10.000000           8.965450                -10.35%              27,341           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.570861           11.606341                 9.80%             122,254           2004
Investor Destinations        8.521461            10.570861                24.05%             111,565           2003
Moderately Aggressive        10.000000           8.521461                -14.79%             114,401           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.555870           11.789789                11.69%              68,535           2004
Investor Destinations        8.172252            10.555870                29.17%              69,494           2003
Aggressive Fund: Class II    10.000000           8.172252                -18.28%              26,952           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.005904            7.914839                 12.97%               1,960           2004
Growth Fund: Class I - Q/NQ  5.103886            7.005904                 37.27%               2,452           2003
                             8.273390            5.103886                -38.31%               1,899           2002
                             12.122123           8.273390                -31.75%               8,084           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.488319           10.356664                -1.26%              69,915           2004
Market Fund: Class I -       10.641254           10.488319                -1.44%              98,774           2003
Q/NQ                         10.733926           10.641254                -0.86%             126,491           2002
                             10.578635           10.733926                 1.47%               9,851           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.228953            8.846274                  7.50%              10,785           2004
Nationwide(R) Fund: Class I    6.588356            8.228953                 24.90%              12,367           2003
- Q/NQ                       8.138802            6.588356                -19.05%               9,254           2002
                             9.424179            8.138802                -13.64%               7,608           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.148064           12.969382                16.34%               5,948           2004
Nationwide(R) Leaders Fund:    9.061817            11.148064                23.02%               6,374           2003
Class III - Q/NQ             10.000000           9.061817                 -9.38%               4,903           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.098513           12.224041                10.14%               7,240           2004
Growth Leaders Fund: Class   7.434874            11.098513                49.28%               5,044           2003
III - Q/NQ                   10.000000           7.434874                -25.65%               1,851           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.420290            8.406838                 13.30%               2,667           2004
Worldwide Leaders Fund:      5.567726            7.420290                 33.27%               2,667           2003
Class I - Q/NQ               7.618821            5.567726                -26.92%               2,667           2002
                             9.581737            7.618821                -20.49%                 581           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.497959           15.292542                13.30%                   0           2004
Worldwide Leaders Fund:      10.000000           13.497959                34.98%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.461332           13.843455                11.09%              13,789           2004
Fund: Class I - Q/NQ         9.475089            12.461332                31.52%              13,783           2003
                             14.500883           9.475089                -34.66%              13,276           2002
                             16.606604           14.500883               -12.68%               8,319           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.505231           20.112575                14.89%              11,588           2004
Fund: Class I - Q/NQ         11.393329           17.505231                53.64%              11,211           2003
                             15.970228           11.393329               -28.66%              12,979           2002
                             12.711918           15.970228                25.63%               6,550           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.362226           17.909807                16.58%              18,534           2004
Fund: Class I - Q/NQ         11.121852           15.362226                38.13%              18,559           2003
                             13.735040           11.121852               -19.03%              18,078           2002
                             15.032303           13.735040                -8.63%               7,933           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.677863            9.221750                  6.27%               2,491           2004
Balanced Fund: Class I -     7.481673            8.677863                 15.99%               2,432           2003
Q/NQ                         8.710921            7.481673                -14.11%               1,849           2002
                             9.233639            8.710921                 -5.66%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.646162            8.800065                 15.09%               9,623           2004
Comstock Value Fund: Class   5.939149            7.646162                 28.74%               5,990           2003
I - Q/NQ                     8.100362            5.939149                -26.68%               4,325           2002
                             9.415211            8.100362                -13.97%                 119           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.026120           12.549283                 4.35%              48,561           2004
Sector Bond Fund: Class I    10.950902           12.026120                 9.82%              53,006           2003
- Q/NQ                       10.428441           10.950902                 5.01%              33,045           2002
                             10.219812           10.428441                 2.04%               4,435           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.328125                13.28%               1,649           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.999277            6.932196                 15.55%              19,391           2004
Portfolio: Service Shares    5.094038            5.999277                 17.77%              19,964           2003
- Q/NQ                       6.186133            5.094038                -17.65%              22,057           2002
                             8.080524            6.186133                -23.44%              18,556           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.290581            3.241370                 -1.50%               8,935           2004
Global Technology            2.293462            3.290581                 43.48%              17,808           2003
Portfolio: Service Shares    3.964208            2.293462                -42.15%              17,808           2002
- Q/NQ                       6.457722            3.964208                -38.61%               4,019           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.170254           10.044976                -1.23%               3,507           2004
Global Technology            7.056728            10.170254                44.12%               7,022           2003
Portfolio: Service II        10.000000           7.056728                -29.43%               7,432           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.832790            6.780873                 16.25%                   0           2004
International Growth         4.426214            5.832790                 31.78%                   0           2003
Portfolio: Service Shares    6.086848            4.426214                -27.28%                   0           2002
- Q/NQ                       8.116951            6.086848                -25.01%                 769           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.149016           11.801068                16.28%               6,260           2004
International Growth         7.700818            10.149016                31.79%               6,443           2003
Portfolio: Service II        10.000000           7.700818                -22.99%               7,943           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.133402           13.960361                15.06%                 350           2004
Risk-Managed Core            10.000000           12.133402                21.33%                 259           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.836537            10.024275                13.44%               5,389           2004
Management Trust - AMT       6.846694            8.836537                 29.06%               5,074           2003
Guardian Portfolio - Q/NQ    9.503836            6.846694                -27.96%               4,282           2002
                             9.852553            9.503836                 -3.54%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.961375            9.833172                 -1.29%               2,646           2004
Management Trust - AMT       10.000000           9.961375                 -0.39%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.844791            10.076342                13.92%               8,018           2004
Management Trust - AMT       7.050541            8.844791                 25.45%               8,510           2003
Mid-Cap Growth Portfolio:    10.187333           7.050541                -30.79%               8,915           2002
Class I - Q/NQ               13.804447           10.187333               -26.20%               7,563           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.751925            10.199250                16.54%               7,355           2004
Management Trust - AMT       6.614111            8.751925                 32.32%               7,407           2003
Partners Portfolio - Q/NQ    8.901954            6.614111                -25.70%               7,801           2002
                             9.353966            8.901954                 -4.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.228435                12.28%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.164347            9.578595                 17.32%                 850           2004
Account Funds -              6.636658            8.164347                 23.02%                 829           2003
Oppenheimer Aggressive       9.383576            6.636658                -29.27%               1,830           2002
Growth Fund/VA:              13.940374           9.383576                -32.69%               7,219           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.787472            10.251831                 4.74%              31,729           2004
Account Funds -              7.630825            9.787472                 28.26%              37,303           2003
Oppenheimer Capital          10.651785           7.630825                -28.36%              34,390           2002
Appreciation Fund/VA:        12.441012           10.651785               -14.38%              13,708           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.156384           16.528020                16.75%              42,814           2004
Account Funds -              10.000000           14.156384                41.56%              32,179           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.714241            10.171389                16.72%              16,707           2004
Account Funds -              6.220335            8.714241                 40.09%              23,266           2003
Oppenheimer Global           8.156044            6.220335                -23.73%              23,726           2002
Securities Fund/VA:          9.467611            8.156044                -13.85%              12,339           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.351719            8.954387                  7.22%              16,401           2004
Account Funds -              6.728539            8.351719                 24.12%              17,357           2003
Oppenheimer Main Street(R)     8.459766            6.728539                -20.46%              16,328           2002
Fund/VA: Non-Service         9.614839            8.459766                -12.01%               6,012           2001*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.838363            10.234634                15.80%              46,263           2004
II, Inc.: Investor Class -   6.585913            8.838363                 34.20%              48,248           2003
Q/NQ                         9.188124            6.585913                -28.32%              45,890           2002
                             9.742487            9.188124                 -5.69%              12,864           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.632719           19.009151                 7.81%               2,407           2004
Institutional Funds, Inc.    14.078556           17.632719                25.25%               2,475           2003
- Emerging Markets Debt      13.159594           14.078556                 6.98%               1,859           2002
Portfolio: Class I - Q/NQ    12.203935           13.159594                 7.83%                  83           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.555526            6.616893                 19.10%              21,213           2004
Institutional Funds, Inc.    4.000740            5.555526                 38.86%              21,928           2003
- Mid Cap Growth             5.933316            4.000740                -32.57%              24,554           2002
Portfolio: Class I - Q/NQ    8.570899            5.933316                -30.77%              19,072           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.882868           21.219625                33.60%              30,356           2004
Institutional Funds, Inc.    11.791634           15.882868                34.70%              32,022           2003
- U.S. Real Estate           12.133966           11.791634                -2.82%              24,598           2002
Portfolio: Class I - Q/NQ    11.279333           12.133966                 7.58%              15,345           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.238984           15.092033                23.31%               4,297           2004
Insurance Trust -            8.103520            12.238984                51.03%               4,529           2003
Worldwide Emerging Markets   8.520571            8.103520                 -4.89%               4,753           2002
Fund: Initial Class - Q/NQ   8.860634            8.520571                 -3.84%               7,767           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.544950                25.55%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.872243           15.663404                21.68%               2,320           2004
Insurance Trust -            9.076418            12.872243                41.82%               2,547           2003
Worldwide Hard Assets        9.536718            9.076418                 -4.83%               2,767           2002
Fund: Initial Class - Q/NQ   10.873293           9.536718                -12.29%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.412836                24.13%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.584639            10.295643                 7.42%                   0           2004
Funds - Diversified Stock    7.249805            9.584639                 32.21%                   0           2003
Fund: Class A - Q/NQ         9.668423            7.249805                -25.02%                   0           2002
                             9.840749            9.668423                 -1.75%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.527274            9.432928                 10.62%                   0           2004
Portfolios, Inc. -           6.733511            8.527274                 26.64%                   0           2003
American Century VP Income   8.530598            6.733511                -21.07%                   0           2002*
& Growth Fund: Class I
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.194016            9.219187                 12.51%                   0           2004
Portfolios, Inc. -           6.722044            8.194016                 21.90%                   0           2003
American Century VP          8.623131            6.722044                -22.05%                   0           2002*
International Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.752667            10.987789                12.66%                   0           2004
Portfolios, Inc. -           8.000705            9.752667                 21.90%                   0           2003
American Century VP          10.000000           8.000705                -19.99%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.690524            10.499867                 8.35%                   0           2004
Portfolios, Inc. -           7.924980            9.690524                 22.28%                   0           2003
American Century VP Ultra    10.000000           7.924980                -20.75%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.081443           13.523111                11.93%                   0           2004
Portfolios, Inc. -           9.569216            12.081443                26.25%                   0           2003
American Century VP Value    11.186491           9.569216                -14.46%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.178146           10.543412                 3.59%              10,400           2004
Portfolios II, Inc. -        10.000000           10.178146                 1.78%               5,697           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.048222            9.296684                 15.51%                   0           2004
Global Small Cap Portfolio   5.567338            8.048222                 44.56%                   0           2003
- Q/NQ                       8.637201            5.567338                -35.54%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.240021            9.256305                 12.33%                   0           2004
International Focus          6.323938            8.240021                 30.30%                   0           2003
Portfolio - Q/NQ             8.065109            6.323938                -21.59%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.055556            9.871075                  9.01%                   0           2004
Large Cap Value Portfolio    7.389998            9.055556                 22.54%                   0           2003
- Q/NQ                       9.815718            7.389998                -24.71%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.206952           12.179584                19.33%                   0           2004
Portfolios - Small Cap       7.566849            10.206952                34.89%                   0           2003
Stock Index Portfolio:       10.000000           7.566849                -24.33%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.704934            6.971818                  3.98%                   0           2004
Responsible Growth Fund,     5.435261            6.704934                 23.36%                   0           2003
Inc.: Initial Shares - Q/NQ  7.813837            5.435261                -30.44%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.851143            8.504178                  8.32%                   0           2004
Inc.: Initial Shares - Q/NQ  6.247385            7.851143                 25.67%                   0           2003
                             8.219747            6.247385                -24.00%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.483273            8.724234                  2.84%                   0           2004
Investment Fund              7.151207            8.483273                 18.63%                   0           2003
-Appreciation Portfolio:     8.770750            7.151207                -18.47%                   0           2002*
Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.198720           12.374856                 1.44%                   0           2004
- Federated Quality Bond     11.907225           12.198720                 2.45%                   0           2003
Fund II: Primary Shares -    11.127027           11.907225                 7.01%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.476212            10.333244                 9.04%                   0           2004
Insurance Products Fund -    7.433007            9.476212                 27.49%                   0           2003
VIP Equity-Income            9.147526            7.433007                -18.74%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.654950            7.738767                  1.09%                   0           2004
Insurance Products Fund -    5.888587            7.654950                 30.00%                   0           2003
VIP Growth Portfolio:        8.617548            5.888587                -31.67%                   0           2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.948720            8.518596                  7.17%                   0           2004
Insurance Products Fund -    6.394476            7.948720                 24.31%                   0           2003
VIP High Income Portfolio:   6.303565            6.394476                  1.44%                   0           2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.686067            9.650675                 11.11%                   0           2004
Insurance Products Fund -    6.195433            8.686067                 40.20%                   0           2003
VIP Overseas Portfolio:      7.944744            6.195433                -22.02%                   0           2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.781464           11.979699                11.11%                   0           2004
Insurance Products Fund -    7.687444            10.781464                40.25%                   0           2003
VIP Overseas Portfolio:      10.000000           7.687444                -23.13%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.820090            11.088647                12.92%                   0           2004
Insurance Products Fund II   7.814811            9.820090                 25.66%                   0           2003
- VIP Contrafund(R)            8.813204            7.814811                -11.33%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.073745           10.288147                 2.13%                   0           2004
Insurance Products Fund II   10.000000           10.073745                 0.74%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.486939            6.799066                  4.81%                   0           2004
Insurance Products Fund      5.110185            6.486939                 26.94%                   0           2003
III - VIP Growth             6.685100            5.110185                -23.56%                   0           2002*
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.437016           12.763043                11.59%                   0           2004
Insurance Products Fund      7.403455            11.437016                54.48%                   0           2003
III - VIP Value Strategies   10.000000           7.403455                -25.97%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.716090           16.148871                17.74%                   0           2004
International Value Fund:    10.000000           13.716090                37.16%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.599282           15.408276                13.30%                   0           2004
Index Fund: Class I - Q/NQ   10.315991           13.599282                31.83%                   0           2003
                             12.441562           10.315991               -17.08%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.695756           11.528431                 7.79%                   0           2004
Income Bond Fund: Class I    8.935042            10.695756                19.71%                   0           2003
- Q/NQ                       8.841526            8.935042                  1.06%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.802038           12.768976                18.21%                   0           2004
Emerging Markets Fund:       6.676154            10.802038                61.80%                   0           2003
Class I - Q/NQ               8.044715            6.676154                -17.01%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.075292           14.275630                18.22%                   0           2004
Emerging Markets Fund:       7.465081            12.075292                61.76%                   0           2003
Class III - Q/NQ             10.000000           7.465081                -25.35%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.112351           14.363399                18.58%                   0           2004
Financial Services Fund:     8.745879            12.112351                38.49%                   0           2003
Class III - Q/NQ             10.000000           8.745879                -12.54%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.213169           11.838776                 5.58%               5,974           2004
Health Sciences Fund:        8.374116            11.213169                33.90%               3,848           2003
Class III - Q/NQ             10.000000           8.374116                -16.26%                 488           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.857189            2.917839                  2.12%                   0           2004
Technology and               1.880002            2.857189                 51.98%                   0           2003
Communications Fund: Class   3.356343            1.880002                -43.99%                   0           2002*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.769016           10.993963                 2.09%                   0           2004
Technology and               7.087874            10.769016                51.94%                   0           2003
Communications Fund: Class   10.000000           7.087874                -29.12%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.567871            12.172290                27.22%                   0           2004
Utilities Fund: Class III    7.870588            9.567871                 21.56%                   0           2003
- Q/NQ                       10.000000           7.870588                -21.29%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.186606           12.319888                 1.09%                   0           2004
Government Bond Fund:        12.203933           12.186606                -0.14%                   0           2003
Class I - Q /NQ              11.231951           12.203933                 8.65%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.442208            4.703664                  5.89%                   0           2004
Fund: Class I - Q/NQ         3.418252            4.442208                 29.96%                   0           2003
                             4.898667            3.418252                -30.22%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.340503            7.088478                 11.80%                   0           2004
International Growth Fund:   4.775268            6.340503                 32.78%                   0           2003
Class I - Q/NQ               6.427129            4.775268                -25.70%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.235035           11.458329                11.95%                   0           2004
International Growth Fund:   7.724922            10.235035                32.49%                   0           2003
Class III - Q/NQ             10.000000           7.724922                -22.75%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.409473           10.665010                 2.45%              79,997           2004
Investor Destinations        9.853651            10.409473                 5.64%              94,268           2003
Conservative Fund: Class     10.000000           9.853651                 -1.46%              20,599           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.522984           11.039557                 4.91%             130,860           2004
Investor Destinations        9.453586            10.522984                11.31%             147,689           2003
Moderately Conservative      10.000000           9.453586                 -5.46%              27,595           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.532259           11.294395                 7.24%             370,513           2004
Investor Destinations        8.961185            10.532259                17.53%             389,888           2003
Moderate Fund: Class II -    10.000000           8.961185                -10.39%              60,567           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.560445           11.588986                 9.74%             146,534           2004
Investor Destinations        8.517407            10.560445                23.99%             150,152           2003
Moderately Aggressive        10.000000           8.517407                -14.83%              34,071           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.545460           11.772148                11.63%              34,781           2004
Investor Destinations        8.168360            10.545460                29.10%              48,527           2003
Aggressive Fund: Class II    10.000000           8.168360                -18.32%              17,779           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   6.989223            7.891954                 12.92%                   0           2004
Growth Fund: Class I - Q/NQ  5.094330            6.989223                 37.20%                   0           2003
                             8.262132            5.094330                -38.34%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.463331           10.326717                -1.31%              78,051           2004
Market Fund: Class I -       10.621324           10.463331                -1.49%             165,079           2003
Q/NQ                         10.719296           10.621324                -0.91%              36,133           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.209369            8.820712                  7.45%                   0           2004
Nationwide(R) Fund: Class I    6.576030            8.209369                 24.84%                   0           2003
- Q/NQ                       8.127729            6.576030                -19.09%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.137079           12.949996                16.28%                   0           2004
Nationwide(R) Leaders Fund:    9.057504            11.137079                22.96%                   0           2003
Class III - Q/NQ             10.000000           9.057504                 -9.42%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.087571           12.205758                10.09%               2,841           2004
Growth Leaders Fund: Class   7.431326            11.087571                49.20%               2,757           2003
III - Q/NQ                   10.000000           7.431326                -25.69%                 197           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.402625            8.382543                 13.24%                   0           2004
Worldwide Leaders Fund:      5.557308            7.402625                 33.21%                   0           2003
Class I - Q/NQ               7.608458            5.557308                -26.96%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.493364           15.279541                13.24%                   0           2004
Worldwide Leaders Fund:      10.000000           13.493364                34.93%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.431672           13.803450                11.03%                   0           2004
Fund: Class I - Q/NQ         9.457357            12.431672                31.45%                   0           2003
                             14.481164           9.457357                -34.69%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.463621           20.054519                14.84%                   0           2004
Fund: Class I - Q/NQ         11.372033           17.463621                53.57%                   0           2003
                             15.948542           11.372033               -28.70%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.325664           17.858063                16.52%                   0           2004
Fund: Class I - Q/NQ         11.101037           15.325664                38.06%                   0           2003
                             13.716369           11.101037               -19.07%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.657213            9.195106                  6.21%                   0           2004
Balanced Fund: Class I -     7.467684            8.657213                 15.93%                   0           2003
Q/NQ                         8.699077            7.467684                -14.16%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.627962            8.774641                 15.03%                   0           2004
Comstock Value Fund: Class   5.928033            7.627962                 28.68%                   0           2003
I - Q/NQ                     8.089339            5.928033                -26.72%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.997543           12.513070                 4.30%              34,711           2004
Sector Bond Fund: Class I    10.930457           11.997543                 9.76%              28,810           2003
- Q/NQ                       10.414287           10.930457                 4.96%               2,318           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.324306                13.24%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.987242            6.914774                 15.49%                   0           2004
Portfolio: Service Shares    5.086420            5.987242                 17.71%                   0           2003
- Q/NQ                       6.180038            5.086420                -17.70%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.283989            3.233225                 -1.55%                   0           2004
Global Technology            2.290027            3.283989                 43.40%                   0           2003
Portfolio: Service Shares    3.960302            2.290027                -42.18%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.161603           10.031316                -1.28%                   0           2004
Global Technology            7.054323            10.161603                44.05%                   0           2003
Portfolio: Service II        10.000000           7.054323                -29.46%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.821088            6.763818                 16.20%                   0           2004
International Growth         4.419582            5.821088                 31.71%                   0           2003
Portfolio: Service Shares    6.080842            4.419582                -27.32%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.140370           11.784987                16.22%                   0           2004
International Growth         7.698186            10.140370                31.72%                   0           2003
Portfolio: Service II        10.000000           7.698186                -23.02%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.129267           13.948481                15.00%                   0           2004
Risk-Managed Core            10.000000           12.129267                21.29%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.815516            9.995324                 13.38%                   0           2004
Management Trust - AMT       6.833887            8.815516                 29.00%                   0           2003
Guardian Portfolio - Q/NQ    9.490909            6.833887                -28.00%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.957976            9.824818                 -1.34%              30,481           2004
Management Trust - AMT       10.000000           9.957976                 -0.42%              24,306           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.823727            10.047217                13.87%                   0           2004
Management Trust - AMT       7.037336            8.823727                 25.38%                   0           2003
Mid-Cap Growth Portfolio:    10.173455           7.037336                -30.83%                   0           2002*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.731115            10.169791                16.48%                   0           2004
Management Trust - AMT       6.601750            8.731115                 32.25%                   0           2003
Partners Portfolio - Q/NQ    8.889847            6.601750                -25.74%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.224655                12.25%                 451           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.144921            9.550936                 17.26%                   0           2004
Account Funds -              6.624244            8.144921                 22.96%                   0           2003
Oppenheimer Aggressive       9.370812            6.624244                -29.31%                   0           2002*
Growth Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.764179            10.222216                 4.69%                   0           2004
Account Funds -              7.616546            9.764179                 28.20%                   0           2003
Oppenheimer Capital          10.637302           7.616546                -28.40%                   0           2002*
Appreciation Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.151574           16.513972                16.69%              34,854           2004
Account Funds -              10.000000           14.151574                41.52%              31,802           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.697915            10.147146                16.66%                   0           2004
Account Funds -              6.211849            8.697915                 40.02%                   0           2003
Oppenheimer Global           8.149095            6.211849                -23.77%                   0           2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.331849            8.928513                  7.16%                   0           2004
Account Funds -              6.715954            8.331849                 24.06%                   0           2003
Oppenheimer Main Street(R)     8.448257            6.715954                -20.50%                   0           2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.821844            10.210285                15.74%                   0           2004
II, Inc.: Investor Class -   6.576951            8.821844                 34.13%                   0           2003
Q/NQ                         9.180307            6.576951                -28.36%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.590800           18.954277                 7.75%                   0           2004
Institutional Funds, Inc.    14.052254           17.590800                25.18%                   0           2003
- Emerging Markets Debt      13.141724           14.052254                 6.93%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.545115            6.601135                 19.04%                   0           2004
Institutional Funds, Inc.    3.995275            5.545115                 38.79%                   0           2003
- Mid Cap Growth             5.928247            3.995275                -32.61%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.845095           21.158374                33.53%              38,107           2004
Institutional Funds, Inc.    11.769601           15.845095                34.63%              35,681           2003
- U.S. Real Estate           12.117487           11.769601                -2.87%              11,169           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.209884           15.048471                23.25%                   0           2004
Insurance Trust -            8.088367            12.209884                50.96%                   0           2003
Worldwide Emerging Markets   8.508987            8.088367                 -4.94%                   0           2002*
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.550716                25.51%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.841633           15.618187                21.62%                   0           2004
Insurance Trust -            9.059454            12.841633                41.75%                   0           2003
Worldwide Hard Assets        9.523759            9.059454                 -4.88%                   0           2002*
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.408650                24.09%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.566724            10.271156                 7.36%                   0           2004
Funds - Diversified Stock    7.239941            9.566724                 32.14%                   0           2003
Fund: Class A - Q/NQ         9.660204            7.239941                -25.05%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.506975            9.405665                 10.56%                   0           2004
Portfolios, Inc. -           6.720908            8.506975                 26.57%                   0           2003
American Century VP Income   8.518985            6.720908                -21.11%                   0           2002*
& Growth Fund: Class I
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.174485            9.192521                 12.45%                   0           2004
Portfolios, Inc. -           6.709456            8.174485                 21.84%                   0           2003
American Century VP          8.611391            6.709456                -22.09%                   0           2002*
International Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.744337            10.972793                12.61%                   0           2004
Portfolios, Inc. -           7.997959            9.744337                 21.84%                   0           2003
American Century VP          10.000000           7.997959                -20.02%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.862271            10.485573                 8.30%                   0           2004
Portfolios, Inc. -           7.922273            9.682271                 22.22%                   0           2003
American Century VP Ultra    10.000000           7.922273                -20.78%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.052689           13.484039                11.88%                   0           2004
Portfolios, Inc. -           9.551316            12.052689                26.19%                   0           2003
American Century VP Value    11.171284           9.551316                -14.50%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.174656           10.534412                 3.54%                   0           2004
Portfolios II, Inc. -        10.000000           10.174656                 1.75%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.029034            9.269782                 15.45%                   0           2004
Global Small Cap Portfolio   5.556901            8.029034                 44.49%                   0           2003
- Q/NQ                       8.625434            5.556901                -35.58%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.220432            9.229589                 12.28%                   0           2004
International Focus          6.312112            8.220432                 30.23%                   0           2003
Portfolio - Q/NQ             8.054140            6.312112                -21.63%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.034010            9.842560                  8.95%                   0           2004
Large Cap Value Portfolio    7.376176            9.034010                 22.48%                   0           2003
- Q/NQ                       9.802385            7.376176                -24.75%                   0           2002*
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.198281           12.163030                19.27%                   0           2004
Portfolios - Small Cap       7.564269            10.198281                34.82%                   0           2003
Stock Index Portfolio:       10.000000           7.564269                -24.36%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.688974            6.951672                  3.93%                   0           2004
Responsible Growth Fund,     5.425087            6.688974                 23.30%                   0           2003
Inc.: Initial Shares - Q/NQ  7.803211            5.425087                -30.48%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.832447            8.479597                  8.26%                   0           2004
Inc.: Initial Shares - Q/NQ  6.235687            7.832447                 25.61%                   0           2003
                             8.208564            6.235687                -24.03%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.463081            8.699022                  2.79%                   0           2004
Investment Fund              7.137823            8.463081                 18.57%                   0           2003
-Appreciation Portfolio:     8.758825            7.137823                -18.51%                   0           2002*
Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.169693           12.339114                 1.39%                   0           2004
- Federated Quality Bond     11.884957           12.169693                 2.40%                   0           2003
Fund II: Primary Shares -    11.111890           11.884957                 6.96%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.453639            10.303367                 8.99%                   0           2004
Insurance Products Fund -    7.419096            9.453639                 27.42%                   0           2003
VIP Equity-Income            9.135077            7.419096                -18.78%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.636709            7.716381                  1.04%                   0           2004
Insurance Products Fund -    5.877549            7.636709                 29.93%                   0           2003
VIP Growth Portfolio:        8.605815            5.877549                -31.70%                   0           2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.929810            8.493992                  7.11%                   0           2004
Insurance Products Fund -    6.382519            7.929810                 24.24%                   0           2003
VIP High Income Portfolio:   6.294993            6.382519                  1.39%                   0           2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.665395            9.622805                 11.05%                   0           2004
Insurance Products Fund -    6.183841            8.665395                 40.13%                   0           2003
VIP Overseas Portfolio:      7.933931            6.183841                -22.06%                   0           2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.772293           11.963391                11.06%                   0           2004
Insurance Products Fund -    7.684818            10.772293                40.18%                   0           2003
VIP Overseas Portfolio:      10.000000           7.684818                -23.15%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.796715            11.056607                12.86%                   0           2004
Insurance Products Fund II   7.800188            9.796715                 25.60%                   0           2003
- VIP Contrafund(R)            8.801213            7.800188                -11.37%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.070300           10.279382                 2.08%                   0           2004
Insurance Products Fund II   10.000000           10.070300                 0.70%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.471511            6.779429                  4.76%                   0           2004
Insurance Products Fund      5.100632            6.471511                 26.88%                   0           2003
III - VIP Growth             6.676003            5.100632                -23.60%                   0           2002*
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.427270           12.745663                11.54%                   0           2004
Insurance Products Fund      7.400922            11.427270                54.40%                   0           2003
III - VIP Value Strategies   10.000000           7.400922                -25.99%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.711404           16.135118                17.68%                   0           2004
International Value Fund:    10.000000           13.711404                37.11%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.566907           15.363749                13.24%                   0           2004
Index Fund: Class I - Q/NQ   10.296690           13.566907                31.76%                   0           2003
                             12.424639           10.296690               -17.13%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.670340           11.495171                 7.73%                   0           2004
Income Bond Fund: Class I    8.918357            10.670340                19.64%                   0           2003
- Q/NQ                       8.829517            8.918357                  1.01%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.784110           12.741281                18.15%                   0           2004
Emerging Markets Fund:       6.668475            10.784110                61.72%                   0           2003
Class I - Q/NQ               8.039579            6.668475                -17.05%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.065018           14.256207                18.16%                   0           2004
Emerging Markets Fund:       7.462526            12.065018                61.67%                   0           2003
Class III - Q/NQ             10.000000           7.462526                -25.37%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.100416           14.341910                18.52%                   0           2004
Financial Services Fund:     8.741712            12.100416                38.42%                   0           2003
Class III - Q/NQ             10.000000           8.741712                -12.58%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.202091           11.821040                 5.53%                 420           2004
Health Sciences Fund:        8.370118            11.202091                33.83%                   0           2003
Class III - Q/NQ             10.000000           8.370118                -16.30%                 865           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.852443            2.911505                  2.07%                   0           2004
Technology and               1.877827            2.852443                 51.90%                   0           2003
Communications Fund: Class   3.354183            1.877827                -44.02%                   0           2002*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.759842           10.978992                 2.04%                   0           2004
Technology and               7.085443            10.759842                51.86%                   0           2003
Communications Fund: Class   10.000000           7.085443                -29.15%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.558415            12.154055                27.16%                   0           2004
Utilities Fund: Class III    7.866828            9.558415                 21.50%                   0           2003
- Q/NQ                       10.000000           7.866828                -21.33%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.157611           12.284309                 1.04%                   0           2004
Government Bond Fund:        12.181115           12.157611                -0.19%                   0           2003
Class I - Q /NQ              11.216684           12.181115                 8.60%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.431602            4.690047                  5.83%                   0           2004
Fund: Class I - Q/NQ         3.411839            4.431602                 29.89%                   0           2003
                             4.891995            3.411839                -30.26%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.329968            7.073070                 11.74%                   0           2004
International Growth Fund:   4.769772            6.329968                 32.71%                   0           2003
Class I - Q/NQ               6.423028            4.769772                -25.74%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.226299           11.442705                11.89%                   0           2004
International Growth Fund:   7.722271            10.226299                32.43%                   0           2003
Class III - Q/NQ             10.000000           7.722271                -22.78%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.399210           10.649052                 2.40%              15,126           2004
Investor Destinations        9.848954            10.399210                 5.59%               5,850           2003
Conservative Fund: Class     10.000000           9.848954                 -1.51%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.512612           11.023031                 4.86%              33,156           2004
Investor Destinations        9.449094            10.512612                11.26%              33,336           2003
Moderately Conservative      10.000000           9.449094                 -5.51%               5,735           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.521843           11.277457                 7.18%              59,724           2004
Investor Destinations        8.956898            10.521843                17.47%              53,083           2003
Moderate Fund: Class II -    10.000000           8.956898                -10.43%              35,153           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.550021           11.571630                 9.68%              60,535           2004
Investor Destinations        8.513348            10.550021                23.92%              62,162           2003
Moderately Aggressive        10.000000           8.513348                -14.87%              21,275           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.535072           11.754545                11.58%               6,062           2004
Investor Destinations        8.164471            10.535072                29.04%               2,930           2003
Aggressive Fund: Class II    10.000000           8.164471                -18.36%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   6.972579            7.869150                 12.86%                   0           2004
Growth Fund: Class I - Q/NQ  5.084785            6.972579                 37.13%                   0           2003
                             8.250877            5.084785                -38.37%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.438388           10.296837                -1.36%               2,478           2004
Market Fund: Class I -       10.601417           10.438388                -1.54%               8,932           2003
Q/NQ                         10.704673           10.601417                -0.96%              19,758           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.189846            8.795250                  7.39%                   0           2004
Nationwide(R) Fund: Class I    6.563740            8.189846                 24.77%                   0           2003
- Q/NQ                       8.116686            6.563740                -19.13%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.126097           12.930621                16.22%                   0           2004
Nationwide(R) Leaders Fund:    9.053190            11.126097                22.90%                   0           2003
Class III - Q/NQ             10.000000           9.053190                 -9.47%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.076660           12.187517                10.03%                   0           2004
Growth Leaders Fund: Class   7.427795            11.076660                49.12%               1,782           2003
III - Q/NQ                   10.000000           7.427795                -25.72%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.384983            8.358312                 13.18%                   0           2004
Worldwide Leaders Fund:      5.546904            7.384983                 33.14%                   0           2003
Class I - Q/NQ               7.598105            5.546904                -27.00%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.488768           15.266547                13.18%                   0           2004
Worldwide Leaders Fund:      10.000000           13.488768                34.89%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.402090           13.763578                10.98%                   0           2004
Fund: Class I - Q/NQ         9.439666            12.402090                31.38%                   0           2003
                             14.461467           9.439666                -34.73%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.422041           19.996570                14.78%                   0           2004
Fund: Class I - Q/NQ         11.350750           17.422041                53.49%                   0           2003
                             15.926842           11.350750               -28.73%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.289191           17.806477                16.46%                   0           2004
Fund: Class I - Q/NQ         11.080273           15.289191                37.99%                   0           2003
                             13.697716           11.080273               -19.11%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.636601            9.168540                  6.16%                   0           2004
Balanced Fund: Class I -     7.453711            8.636601                 15.87%                   0           2003
Q/NQ                         8.687249            7.453711                -14.20%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.609813            8.749300                 14.97%                   0           2004
Comstock Value Fund: Class   5.916952            7.609813                 28.61%                   0           2003
I - Q/NQ                     8.078351            5.916952                -26.76%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.968967           12.476882                 4.24%                   0           2004
Sector Bond Fund: Class I    10.909995           11.968967                 9.71%                   0           2003
- Q/NQ                       10.400105           10.909995                 4.90%               1,301           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.320491                13.20%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.975238            6.897381                 15.43%                   0           2004
Portfolio: Service Shares    5.078815            5.975238                 17.65%                   0           2003
- Q/NQ                       6.173947            5.078815                -17.74%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.277394            3.225081                 -1.60%                   0           2004
Global Technology            2.286600            3.277394                 43.33%                   0           2003
Portfolio: Service Shares    3.956393            2.286600                -42.20%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.152930           10.017631                -1.33%                   0           2004
Global Technology            7.051900            10.152930                43.97%                   0           2003
Portfolio: Service II        10.000000           7.051900                -29.48%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.809420            6.746806                 16.14%                   0           2004
International Growth         4.412971            5.809420                 31.64%                   0           2003
Portfolio: Service Shares    6.074850            4.412971                -27.36%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.131729           11.768944                16.16%                   0           2004
International Growth         7.695550            10.131729                31.66%                   0           2003
Portfolio: Service II        10.000000           7.695550                -23.04%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.125134           13.936622                14.94%                   0           2004
Risk-Managed Core            10.000000           12.125134                21.25%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.794545            9.966446                 13.33%                   0           2004
Management Trust - AMT       6.821108            8.794545                 28.93%                   0           2003
Guardian Portfolio - Q/NQ    9.478011            6.821108                -28.03%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.954572            9.816451                 -1.39%                   0           2004
Management Trust - AMT       10.000000           9.954572                 -0.45%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.802690            10.018148                13.81%                   0           2004
Management Trust - AMT       7.024147            8.802690                 25.32%                   0           2003
Mid-Cap Growth Portfolio:    10.159599           7.024147                -30.86%                   0           2002*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.710342            10.140422                16.42%                   0           2004
Management Trust - AMT       6.589403            8.710342                 32.19%                   0           2003
Partners Portfolio - Q/NQ    8.877762            6.589403                -25.78%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.220861                12.21%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.125514            9.523311                 17.20%                   0           2004
Account Funds -              6.611835            8.125514                 22.89%                   0           2003
Oppenheimer Aggressive       9.358057            6.611835                -29.35%                   0           2002*
Growth Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.740938            10.192683                 4.64%                   0           2004
Account Funds -              7.602298            9.740938                 28.13%                   0           2003
Oppenheimer Capital          10.622832           7.602298                -28.43%                   0           2002*
Appreciation Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.146751           16.499905                16.63%               3,159           2004
Account Funds -              10.000000           14.146751                41.47%               1,890           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.681630            10.122992                16.60%                   0           2004
Account Funds -              6.203380            8.681630                 39.95%                   0           2003
Oppenheimer Global           8.142142            6.203380                -23.81%                   0           2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.312026            8.902729                  7.11%                   0           2004
Account Funds -              6.703398            8.312026                 24.00%                   0           2003
Oppenheimer Main Street(R)     8.436772            6.703398                -20.55%                   0           2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.805324            10.185976                15.68%                   0           2004
II, Inc.: Investor Class -   6.567984            8.805324                 34.06%                   0           2003
Q/NQ                         9.172486            6.567984                -28.39%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.548980           18.899558                 7.70%                   0           2004
Institutional Funds, Inc.    14.026010           17.548980                25.12%                   0           2003
- Emerging Markets Debt      13.123880           14.026010                 6.87%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.534711            6.585376                 18.98%                   0           2004
Institutional Funds, Inc.    3.989818            5.534711                 38.72%                   0           2003
- Mid Cap Growth             5.923201            3.989818                -32.64%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.807420           21.097287                33.46%               1,058           2004
Institutional Funds, Inc.    11.747604           15.807420                34.56%               1,168           2003
- U.S. Real Estate           12.101019           11.747604                -2.92%               1,455           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.180802           15.004941                23.19%                   0           2004
Insurance Trust -            8.073214            12.180802                50.88%                   0           2003
Worldwide Emerging Markets   8.497392            8.073214                 -4.99%                   0           2002*
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.546485                25.46%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.811040           15.573028                21.56%                   0           2004
Insurance Trust -            9.042491            12.811040                41.68%                   0           2003
Worldwide Hard Assets        9.510796            9.042491                 -4.92%                   0           2002*
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.404463                24.04%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.548806            10.246683                 7.31%                   0           2004
Funds - Diversified Stock    7.230072            9.548806                 32.07%                   0           2003
Fund: Class A - Q/NQ         9.651982            7.230072                -25.09%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                Maximum Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.486720            9.378483                 10.51%               5,493           2004
Portfolios, Inc. -           6.708323            8.486720                 26.51%              15,518           2003
American Century VP Income   8.507395            6.708323                -21.15%              17,814           2002
& Growth Fund: Class I       9.492984            8.507395                -10.38%              14,380           2001*
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.155031            9.165959                 12.40%               3,654           2004
Portfolios, Inc. -           6.696904            8.155031                 21.77%               3,654           2003
American Century VP          8.599678            6.696904                -22.13%               7,112           2002
International Fund: Class    12.417190           8.599678                -30.74%               4,968           2001*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.736044            10.957867                12.55%               3,231           2004
Portfolios, Inc. -           7.995231            9.736044                 21.77%               2,295           2003
American Century VP          10.000000           7.995231                -20.05%               2,500           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.674012            10.471276                 8.24%               4,679           2004
Portfolios, Inc. -           7.919558            9.674012                 22.15%               4,732           2003
American Century VP Ultra    10.000000           7.919558                -20.80%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.023986           13.445055                11.82%              32,409           2004
Portfolios, Inc. -           9.533443            12.023986                26.12%              34,120           2003
American Century VP Value    11.156087           9.533443                -14.54%              37,456           2002
Fund: Class I - Q/NQ         10.111910           11.156087                10.33%              12,980           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.171166           10.525419                 3.48%               7,869           2004
Portfolios II, Inc. -        10.000000           10.171166                 1.71%               5,144           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.009928            9.242997                 15.39%                   0           2004
Global Small Cap Portfolio   5.546504            8.009928                 44.41%                   0           2003
- Q/NQ                       8.613696            5.546504                -35.61%                   0           2002
                             12.343799           8.613696                -30.22%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.200839            9.202885                 12.22%                   0           2004
International Focus          6.300292            8.200839                 30.17%                   0           2003
Portfolio - Q/NQ             8.043179            6.300292                -21.67%                   0           2002
                             10.582777           8.043179                -24.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.012504            9.814109                  8.89%                   0           2004
Large Cap Value Portfolio    7.362375            9.012504                 22.41%                   0           2003
- Q/NQ                       9.789046            7.362375                -24.79%                   0           2002
                             9.916793            9.789046                 -1.29%                   0           2001*
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.189578           12.146432                19.20%               1,037           2004
Portfolios - Small Cap       7.561672            10.189578                34.75%               1,096           2003
Stock Index Portfolio:       10.000000           7.561672                -24.38%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.673008            6.931538                  3.87%               2,390           2004
Responsible Growth Fund,     5.414906            6.673008                 23.23%               2,330           2003
Inc.: Initial Shares - Q/NQ  7.792572            5.414906                -30.51%               2,248           2002
                             10.292793           7.792572                -24.29%                 922           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.813792            8.455066                  8.21%              25,104           2004
Inc.: Initial Shares - Q/NQ  6.224012            7.813792                 25.54%              28,516           2003
                             8.197399            6.224012                -24.07%              36,635           2002
                             9.545801            8.197399                -14.13%              11,021           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.442921            8.673868                  2.74%               1,343           2004
Investment Fund              7.124457            8.442921                 18.51%                 882           2003
-Appreciation Portfolio:     8.746914            7.124457                -18.55%               2,622           2002
Initial Shares - Q/NQ        9.863100            8.746914                -11.32%               3,171           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.140716           12.303438                 1.34%              18,686           2004
- Federated Quality Bond     11.862727           12.140716                 2.34%              23,245           2003
Fund II: Primary Shares -    11.096780           11.862727                 6.90%              24,434           2002
Q/NQ                         10.505742           11.096780                 5.63%              3,1998           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.431146            10.273613                 8.93%              26,140           2004
Insurance Products Fund -    7.405226            9.431146                 27.36%              24,278           2003
VIP Equity-Income            9.122665            7.405226                -18.83%              25,233           2002
Portfolio: Service Class -   9.829356            9.122665                 -7.19%               8,921           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.618533            7.694090                  0.99%              17,167           2004
Insurance Products Fund -    5.866545            7.618533                 29.86%              15,817           2003
VIP Growth Portfolio:        8.594096            5.866545                -31.74%              12,016           2002
Service Class - Q/NQ         10.682489           8.594096                -19.55%               2,569           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.910922            8.469429                  7.06%              17,155           2004
Insurance Products Fund -    6.370568            7.910922                 24.18%              16,625           2003
VIP High Income Portfolio:   6.286416            6.370568                  1.34%              19,278           2002
Service Class - Q/NQ         7.296736            6.286416                -13.85%               1,238           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.644743            9.594958                 10.99%               3,992           2004
Insurance Products Fund -    6.172254            8.644743                 40.06%               4,241           2003
VIP Overseas Portfolio:      7.923128            6.172254                -22.10%               5,977           2002
Service Class - Q/NQ         10.292010           7.923128                -23.02%               1,411           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.763107           11.947091                11.00%               3,728           2004
Insurance Products Fund -    7.682181            10.763107                40.10%               4,027           2003
VIP Overseas Portfolio:      10.000000           7.682181                -23.18%               4,111           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.773384            11.024639                12.80%              15,088           2004
Insurance Products Fund II   7.785588            9.773384                 25.53%              24,165           2003
- VIP Contrafund(R)            8.789237            7.785588                -11.42%              23,235           2002
Portfolio: Service Class -   10.256023           8.789237                -14.30%               9,915           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.066869           10.270637                 2.02%                   0           2004
Insurance Products Fund II   10.000000           10.066869                 0.67%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.456082            6.759816                  4.70%                   0           2004
Insurance Products Fund      5.091068            6.456082                 26.81%                   0           2003
III - VIP Growth             6.666912            5.091068                -23.64%               2,479           2002
Opportunities Portfolio:     7.968441            6.666912                -16.33%               2,479           2001*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.417557           12.728329                11.48%               1,430           2004
Insurance Products Fund      7.398393            11.417557                54.32%               1,569           2003
III - VIP Value Strategies   10.000000           7.398393                -26.02%                 600           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.706741           16.121390                17.62%               2,303           2004
International Value Fund:    10.000000           13.706741                37.07%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.534578           15.319315                13.19%              12,716           2004
Index Fund: Class I - Q/NQ   10.277402           13.534578                31.69%              13,281           2003
                             12.407725           10.277402               -17.17%              12,945           2002
                             12.856503           12.407725                -3.49%               4,288           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.644927           11.461933                 7.68%               2,824           2004
Income Bond Fund: Class I    8.901664            10.644927                19.58%               6,487           2003
- Q/NQ                       8.817499            8.901664                  0.95%               6,387           2002
                             8.652194            8.817499                  1.91%               3,246           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.766220           12.713638                18.09%                   0           2004
Emerging Markets Fund:       6.660810            10.766220                61.64%                   0           2003
Class I - Q/NQ               8.034443            6.660810                -17.10%                   0           2002
                             8.665651            8.034443                 -7.28%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.054715           14.236749                18.10%                 208           2004
Emerging Markets Fund:       7.459964            12.054715                61.59%                  73           2003
Class III - Q/NQ             10.000000           7.459964                -25.40%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.088490           14.320460                18.46%                   0           2004
Financial Services Fund:     8.737555            12.088490                38.35%                   0           2003
Class III - Q/NQ             10.000000           8.737555                -12.62%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.191032           11.803332                 5.47%               8,510           2004
Health Sciences Fund:        8.366124            11.191032                33.77%               3,483           2003
Class III - Q/NQ             10.000000           8.366124                -16.34%                 625           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.847694            2.905172                  2.02%               3,233           2004
Technology and               1.875661            2.847694                 51.82%               3,233           2003
Communications Fund: Class   3.352039            1.875661                -44.04%               3,233           2002
I - Q/NQ                     5.985272            3.352039                -44.00%               1,961           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.750674           10.964030                 1.98%                 198           2004
Technology and               7.083013            10.750674                51.78%                 198           2003
Communications Fund: Class   10.000000           7.083013                -29.17%                 198           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.548987            12.135881                27.09%                   0           2004
Utilities Fund: Class III    7.863084            9.548987                 21.44%                   0           2003
- Q/NQ                       10.000000           7.863084                -21.37%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.128686           12.248814                 0.99%               6,635           2004
Government Bond Fund:        12.158343           12.128686                -0.24%              15,186           2003
Class I - Q /NQ              11.201435           12.158343                 8.54%              14,437           2002
                             10.679917           11.201435                 4.88%              10,795           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.421055            4.676487                  5.78%                   0           2004
Fund: Class I - Q/NQ         3.405447            4.421055                 29.82%                   0           2003
                             4.885325            3.405447                -30.29%                   0           2002
                             6.952067            4.885325                -29.73%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.319464            7.057732                 11.68%                   0           2004
International Growth Fund:   4.764292            6.319464                 32.64%                   0           2003
Class I - Q/NQ               6.418930            4.764292                -25.78%                   0           2002
                             9.200325            6.418930                -30.23%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.217597           11.427124                11.84%                   0           2004
International Growth Fund:   7.719631            10.217597                32.36%                   0           2003
Class III - Q/NQ             10.000000           7.719631                -22.80%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.388956           10.633118                 2.35%              35,311           2004
Investor Destinations        9.844280            10.388956                 5.53%              38,879           2003
Conservative Fund: Class     10.000000           9.844280                 -1.56%              36,403           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.502231           11.006534                 4.80%             160,779           2004
Investor Destinations        9.444587            10.502231                11.20%             178,115           2003
Moderately Conservative      10.000000           9.444587                 -5.55%               9,120           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.511469           11.260586                 7.13%             291,561           2004
Investor Destinations        8.952638            10.511469                17.41%             280,231           2003
Moderate Fund: Class II -    10.000000           8.952638                -10.47%              82,019           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.539613           11.554315                 9.63%             185,981           2004
Investor Destinations        8.509285            10.539613                23.86%             235,385           2003
Moderately Aggressive        10.000000           8.509285                -14.91%              56,432           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.524667           11.736943                11.52%              65,682           2004
Investor Destinations        8.160577            10.524667                28.97%              45,921           2003
Aggressive Fund: Class II    10.000000           8.160577                -18.39%              17,097           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   6.955946            7.846365                 12.80%                   0           2004
Growth Fund: Class I - Q/NQ  5.075250            6.955946                 37.06%                   0           2003
                             8.239625            5.075250                -38.40%                   0           2002
                             12.091356           8.239625                -31.86%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.413500           10.267038                -1.41%              45,178           2004
Market Fund: Class I -       10.581548           10.413500                -1.59%              59,044           2003
Q/NQ                         10.690073           10.581548                -1.02%              73,805           2002
                             10.551662           10.690073                 1.31%              27,635           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.170362            8.769845                  7.34%               5,093           2004
Nationwide(R) Fund: Class I    6.551449            8.170362                 24.71%               5,093           2003
- Q/NQ                       8.105635            6.551449                -19.17%               4,917           2002
                             9.400269            8.105635                -13.77%               1,286           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.115113           12.911256                16.16%                 216           2004
Nationwide(R) Leaders Fund:    9.048877            11.115113                22.83%                 216           2003
Class III - Q/NQ             10.000000           9.048877                 -9.51%                 216           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.065737           12.169279                 9.97%                 915           2004
Growth Leaders Fund: Class   7.424251            11.065737                49.05%                   0           2003
III - Q/NQ                   10.000000           7.424251                -25.76%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.367390            8.334131                 13.12%               4,578           2004
Worldwide Leaders Fund:      5.536514            7.367390                 33.07%               5,248           2003
Class I - Q/NQ               7.587757            5.536514                -27.03%               5,248           2002
                             9.557425            7.587757                -20.61%               2,724           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.484171           15.253536                13.12%                   0           2004
Worldwide Leaders Fund:      10.000000           13.484171                34.84%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.372523           13.723755                10.92%               7,461           2004
Fund: Class I - Q/NQ         9.421976            12.372523                31.32%               7,498           2003
                             14.441772           9.421976                -34.76%               7,706           2002
                             16.564493           14.441772               -12.81%                 272           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.380579           19.938786                14.72%              17,952           2004
Fund: Class I - Q/NQ         11.329505           17.380579                53.41%              16,495           2003
                             15.905177           11.329505               -28.77%              19,673           2002
                             12.679678           15.905177                25.44%               8,057           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.252779           17.754986                16.40%               3,484           2004
Fund: Class I - Q/NQ         11.059519           15.252779                37.92%               7,114           2003
                             13.679062           11.059519               -19.15%               4,387           2002
                             14.994163           13.679062                -8.77%               2,562           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.616061            9.142054                  6.10%                 760           2004
Balanced Fund: Class I -     7.439775            8.616061                 15.81%                 816           2003
Q/NQ                         8.675437            7.439775                -14.24%               1,352           2002
                             9.210211            8.675437                 -5.81%                 784           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.591688            8.723996                 14.92%               1,945           2004
Comstock Value Fund: Class   5.905872            7.591688                 28.54%                 374           2003
I - Q/NQ                     8.067350            5.905872                -26.79%                   0           2002
                             9.391322            8.067350                -14.10%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.940484           12.440836                 4.19%              42,307           2004
Sector Bond Fund: Class I    10.889602           11.940484                 9.65%              42,667           2003
- Q/NQ                       10.385975           10.889602                 4.85%              22,426           2002
                             10.193887           10.385975                 1.88%               3,062           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.316668                13.17%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.963253            6.880030                 15.37%              13,307           2004
Portfolio: Service Shares    5.071211            5.963253                 17.59%              15,233           2003
- Q/NQ                       6.167860            5.071211                -17.78%              20,046           2002
                             8.069120            6.167860                -23.56%               6,892           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.270799            3.216948                 -1.65%               4,473           2004
Global Technology            2.283163            3.270799                 43.26%               8,684           2003
Portfolio: Service Shares    3.952480            2.283163                -42.23%              11,482           2002
- Q/NQ                       6.448594            3.952480                -38.71%               8,733           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.144265           10.003958                -1.38%                 869           2004
Global Technology            7.049473            10.144265                43.90%               1,006           2003
Portfolio: Service II        10.000000           7.049473                -29.51%                 656           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.797749            6.729816                 16.08%              13,922           2004
International Growth         4.406372            5.797749                 31.58%              14,452           2003
Portfolio: Service Shares    6.068862            4.406372                -27.39%              19,051           2002
- Q/NQ                       8.105491            6.068862                -25.13%               8,303           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.123089           11.752892                16.10%                 354           2004
International Growth         7.692915            10.123089                31.59%                 381           2003
Portfolio: Service II        10.000000           7.692915                -23.07%                 533           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.121002           13.924752                14.88%                   0           2004
Risk-Managed Core            10.000000           12.121002                21.21%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.773586            9.937627                 13.27%               2,065           2004
Management Trust - AMT       6.808334            8.773586                 28.87%               3,341           2003
Guardian Portfolio - Q/NQ    9.465116            6.808334                -28.07%               3,341           2002
                             9.827558            9.465116                 -3.69%                 205           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.951175            9.808073                 -1.44%               6,351           2004
Management Trust - AMT       10.000000           9.951175                 -0.49%               1,653           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.781733            9.989182                 13.75%              16,392           2004
Management Trust - AMT       7.010993            8.781733                 25.26%              16,667           2003
Mid-Cap Growth Portfolio:    10.145761           7.010993                -30.90%              12,077           2002
Class I - Q/NQ               13.769410           10.145761               -26.32%               2,101           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.689579            10.111080                16.36%               2,829           2004
Management Trust - AMT       6.577049            8.689579                 32.12%               2,566           2003
Partners Portfolio - Q/NQ    8.865670            6.577049                -25.81%               2,603           2002
                             9.330235            8.865670                 -4.98%               1,173           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.217069                12.17%                 154           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.106165            9.495781                 17.14%              10,605           2004
Account Funds -              6.599464            8.106165                 22.83%              10,607           2003
Oppenheimer Aggressive       9.345324            6.599464                -29.38%              10,602           2002
Growth Fund/VA:              13.905014           9.345324                -32.79%               1,338           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.717730            10.163198                 4.58%              10,910           2004
Account Funds -              7.588056            9.717730                 28.07%              12,598           2003
Oppenheimer Capital          10.608373           7.588056                -28.47%              13,437           2002
Appreciation Fund/VA:        12.409461           10.608373               -14.51%               9,125           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.141920           16.485857                16.57%              32,664           2004
Account Funds -              10.000000           14.141920                41.42%              29,464           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.665362            10.098870                16.54%               5,551           2004
Account Funds -              6.194920            8.665362                 39.88%               5,848           2003
Oppenheimer Global           8.135212            6.194920                -23.85%               6,615           2002
Securities Fund/VA:          9.458032            8.135212                -13.99%               7,742           2001*
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.292232            8.876997                  7.05%              20,587           2004
Account Funds -              6.690842            8.292232                 23.93%              28,321           2003
Oppenheimer Main Stree(R)t     8.425292            6.690842                -20.59%              37,431           2002
Fund/VA: Non-Service         9.590436            8.425292                -12.15%              18,017           2001*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.788827            10.161699                15.62%              13,500           2004
II, Inc.: Investor Class -   6.559028            8.788827                 34.00%              18,219           2003
Q/NQ                         9.164675            6.559028                -28.43%              19,914           2002
                             9.732623            9.164675                 -5.84%              15,992           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.507218           18.844947                 7.64%               1,579           2004
Institutional Funds, Inc.    13.999772           17.507218                25.05%               2,569           2003
- Emerging Markets Debt      13.106031           13.999772                 6.82%               2,569           2002
Portfolio: Class I - Q/NQ    12.173002           13.106031                 7.66%                 728           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.524347            6.569692                 18.92%              19,147           2004
Institutional Funds, Inc.    3.984372            5.524347                 38.65%              17,998           2003
- Mid Cap Growth             5.918142            3.984372                -32.68%              18,571           2002
Portfolio: Class I - Q/NQ    8.562201            5.918142                -30.88%              12,493           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.769776           21.036292                33.40%              31,663           2004
Institutional Funds, Inc.    11.725612           15.769776                34.49%              35,700           2003
- U.S. Real Estate           12.084542           11.725612                -2.97%              20,960           2002
Portfolio: Class I - Q/NQ    11.250727           12.084542                 7.41%               4,118           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.151788           14.961568                23.12%               1,060           2004
Insurance Trust -            8.058096            12.151788                50.80%               1,060           2003
Worldwide Emerging Markets   8.485820            8.058096                 -5.04%               1,060           2002
Fund: Initial Class - Q/NQ   8.838136            8.485820                 -3.99%                 928           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.542241                25.42%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.780575           15.528066                21.50%                 116           2004
Insurance Trust -            9.025587            12.780575                41.60%                 116           2003
Worldwide Hard Assets        9.497863            9.025587                 -4.97%                 116           2002
Fund: Initial Class - Q/NQ   10.845725           9.497863                -12.43%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                             Value at            Value at End of     Accumulation Unit   Accumulation
                             Beginning of        Period              Value               Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.400273                24.00%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.530925            10.222262                 7.25%                   0           2004
Funds - Diversified Stock    7.220212            9.530925                 32.00%                   0           2003
Fund: Class A - Q/NQ         9.643755            7.220212                -25.13%                   0           2002
                             9.830796            9.643755                 -1.90%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-9:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         71,363 shares (cost $666,404) .......................................................   $        755,732
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         724,688 shares (cost $6,256,797) ....................................................          8,522,335
    AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         68,279 shares (cost $394,280) .......................................................            469,079
    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         7,830 shares (cost $149,230) ........................................................            177,663
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         72,624 shares (cost $1,268,340) .....................................................          1,634,030
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         14,479 shares (cost $190,551) .......................................................            210,953
    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,395 shares (cost $136,012) ........................................................            167,116
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,764 shares (cost $388,361) .......................................................            463,574
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,767 shares (cost $1,570,067) .....................................................          1,901,260
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         194,456 shares (cost $3,688,025) ....................................................          4,641,667
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         174,532 shares (cost $3,212,296) ....................................................          4,033,434
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         385,288 shares (cost $4,380,526) ....................................................          6,468,985
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         34,391,155 shares (cost $211,279,331) ...............................................        251,743,260
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         711,343 shares (cost $3,913,287) ....................................................          5,192,802
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         5,470,910 shares (cost $56,811,496) .................................................         57,718,099
    American Century VP - International Fund - Class I (ACVPInt)
         15,360,799 shares (cost $98,281,704) ................................................        112,901,872
    American Century VP - International Fund - Class III (ACVPInt3)
         9,087,511 shares (cost $51,486,213) .................................................         66,884,081
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
         1,754,396 shares (cost $15,839,665) .................................................         17,824,659
    American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
         328,002 shares (cost $2,607,607) ....................................................          3,322,658
    American Century VP - Value Fund - Class I (ACVPVal)
         61,943,123 shares (cost $428,941,490) ...............................................        542,002,328
    American Century VP - Value Fund - Class II (ACVPVal2)
         1,028,016 shares (cost $6,650,630) ..................................................          8,984,861
    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
         194,091 shares (cost $1,607,642) ....................................................          1,938,972
    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
         294,947 shares (cost $3,142,419) ....................................................          3,937,541

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         186,346 shares (cost $1,533,452) ....................................................   $      1,889,547
    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
         218,857 shares (cost $2,193,858) ....................................................          2,998,337
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         357,498 shares (cost $3,341,919) ....................................................          3,986,099
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         929,232 shares (cost $7,994,438) ....................................................          9,338,775
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,119,714 shares (cost $13,552,385) .................................................         15,004,171
    Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         68,408 shares (cost $1,203,942) .....................................................          1,563,132
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         4,287,419 shares (cost $58,937,603) .................................................         66,840,863
    Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         16,990 shares (cost $357,667) .......................................................            425,764
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,374,101 shares (cost $158,085,399) ................................................        135,266,120
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         34,592,476 shares (cost $1,078,726,269) .............................................      1,068,561,575
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,582,771 shares (cost $152,394,061) ................................................        162,963,319
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         104,822 shares (cost $3,174,312) ....................................................          3,716,983
    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         10,724 shares (cost $325,585) .......................................................            445,580
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,399 shares (cost $293,431) .......................................................            434,274
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         35,369 shares (cost $563,096) .......................................................            727,884
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         216,178 shares (cost $1,001,842) ....................................................          1,258,158
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         758,961 shares (cost $5,703,077) ....................................................          6,200,711
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         31,091,528 shares (cost $353,408,053) ...............................................        362,838,125
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         985,501 shares (cost $11,519,046) ...................................................         11,461,373
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         35,396,657 shares (cost $773,557,807) ...............................................        894,827,497
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         667,297 shares (cost $12,564,955) ...................................................         16,742,492
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         19,266,724 shares (cost $664,321,573) ...............................................        614,223,156
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         192,569 shares (cost $4,867,680) ....................................................          6,092,870
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         39,908,095 shares (cost $263,542,885) ...............................................        278,159,427
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,804,170 shares (cost $52,979,005) .................................................         66,344,734
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         491,956 shares (cost $5,820,857) ....................................................          8,510,844

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         4,854,748 shares (cost $65,232,957) .................................................   $     84,618,260
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         29,021,043 shares (cost $643,301,579) ...............................................        769,928,275
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         579,570 shares (cost $11,149,906) ...................................................         15,271,674
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         2,356,910 shares (cost $30,759,411) .................................................         31,064,069
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         5,494,701 shares (cost $96,688,484) .................................................         88,189,955
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         356,180 shares (cost $6,898,409) ....................................................         10,642,656
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         4,234,944 shares (cost $55,509,503) .................................................         59,670,355
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         206,773 shares (cost $2,292,842) ....................................................          2,923,769
    First Horizon Capital Appreciation Portfolio (FHCapAp)
         96,294 shares (cost $975,712) .......................................................          1,272,047
    First Horizon Core Equity Portfolio (FHCoreEq)
         229,052 shares (cost $1,966,940) ....................................................          2,281,355
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
         27,406 shares (cost $450,075) .......................................................            479,884
    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
         14,893 shares (cost $216,100) .......................................................            233,074
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         7,273 shares (cost $91,172) .........................................................            104,374
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         2,846 shares (cost $38,577) .........................................................             40,841
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         8,544,040 shares (cost $76,948,182) .................................................         98,512,788
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         280 shares (cost $3,763) ............................................................              4,345
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         2,258,380 shares (cost $31,123,520) .................................................         35,095,231
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         18,662,387 shares (cost $243,006,261) ...............................................        309,795,623
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         345,795 shares (cost $2,914,359) ....................................................          3,744,964
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,197,654 shares (cost $42,956,832) .................................................         45,460,591
    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         14,376 shares (cost $144,816) .......................................................            155,694
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         26,452,523 shares (cost $207,746,587) ...............................................        216,910,687
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         3,460 shares (cost $40,747) .........................................................             44,354
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         706,247 shares (cost $8,591,318) ....................................................          9,061,150
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         9,792 shares (cost $102,332) ........................................................            104,679
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         2,756,590 shares (cost $28,637,625) .................................................         29,523,075

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         837,668 shares (cost $3,295,822) ....................................................   $      3,241,774
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         3,810,963 shares (cost $14,582,690) .................................................         14,862,754
    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         6,845 shares (cost $65,305) .........................................................             77,076
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         1,747,095 shares (cost $17,472,702) .................................................         19,707,234
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         56,103,242 shares (cost $678,124,170) ...............................................        651,919,678
    Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,521,786 shares (cost $18,587,594) .................................................         17,637,503
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         8,240,080 shares (cost $73,105,463) .................................................         88,663,265
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         5,823,420 shares (cost $60,568,071) .................................................         67,085,795
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         10,548,294 shares (cost $105,849,249) ...............................................        110,229,673
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         37,253,862 shares (cost $359,403,180) ...............................................        419,478,483
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         19,118,557 shares (cost $184,324,584) ...............................................        220,245,776
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         16,556,044 shares (cost $162,083,999) ...............................................        180,626,436
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         162,392 shares (cost $941,850) ......................................................          1,162,731
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,088,118 shares (cost $6,514,065) ..................................................          7,801,807
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         36,899 shares (cost $524,329) .......................................................            573,787
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,895,834 shares (cost $151,748,290) ...............................................        158,640,419
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         3,928,696 shares (cost $76,818,898) .................................................         97,195,931
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         536,360,525 shares (cost $536,360,525) ...............................................        536,360,525
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
         38,552,990 shares (cost $472,593,036) ...............................................        429,094,785
    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
         221,419 shares (cost $1,904,255) ....................................................          2,462,178
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
         275 shares (cost $3,286) ............................................................              3,784
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
         498,336 shares (cost $5,387,141) ....................................................          6,877,041
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         6,818,432 shares (cost $88,379,330) .................................................        100,299,136
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         147,886 shares (cost $1,566,602) ....................................................          2,160,615
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,369,085 shares (cost $343,723,538) ...............................................        471,597,849
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         288,181 shares (cost $2,605,680) ....................................................          3,616,675

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         15,212,378 shares (cost $272,679,087) ................................................  $    349,276,201
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         213,008 shares (cost $3,677,048) ....................................................          4,856,572
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         20,992 shares (cost $216,492) .......................................................            242,670
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         2,085,142 shares (cost $22,295,130) .................................................         24,229,347
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,819,749 shares (cost $167,254,111) ...............................................        178,197,486
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,119,115 shares (cost $14,342,523) .................................................         22,844,058
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         646,630 shares (cost $5,838,174) ....................................................          6,970,667
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
         3,438 shares (cost $82,680) .........................................................             86,775
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         9,869,785 shares (cost $189,774,600) ................................................        240,724,045
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         5,776,075 shares (cost $16,501,643) .................................................         20,909,392
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         14,499,656 shares (cost $56,366,249) ................................................         51,473,778
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,201,407 shares (cost $41,975,074) .................................................         59,658,138
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         4,572,523 shares (cost $102,359,568) ................................................        123,183,781
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         370,654 shares (cost $4,907,668) ....................................................          5,037,186
    JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         946,522 shares (cost $22,878,742) ...................................................         24,533,838
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         23,598 shares (cost $199,359) .......................................................            220,408
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         648,250 shares (cost $3,182,769) ....................................................          4,537,753
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         139,252 shares (cost $1,617,559) ....................................................          2,048,392
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         318,464 shares (cost $2,934,962) ....................................................          3,843,861
    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         133,571 shares (cost $1,486,450) ....................................................          1,847,280
    Neuberger Berman AMT - Focus Portfolio - S Class (NBAMTFocus)
         49,187 shares (cost $827,287) .......................................................            963,087
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         7,105,696 shares (cost $89,339,520) .................................................        114,899,096
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
         3,267,909 shares (cost $43,263,023) .................................................         41,894,590
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
         10,492,230 shares (cost $138,295,741) ...............................................        187,076,469
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
         7,119,704 shares (cost $95,663,290) .................................................        130,432,974
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         103,808 shares (cost $1,349,991) ....................................................          1,452,279

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         4,904,397 shares (cost $162,184,913) ................................................   $    215,646,347
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,092,532 shares (cost $425,296,334) ...............................................        484,292,731
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,129 shares (cost $5,909,518) ....................................................          7,718,051
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         6,037,386 shares (cost $137,250,620) ................................................        179,008,480
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         6,530,294 shares (cost $111,905,305) ................................................        192,708,978
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         241,887 shares (cost $4,167,989) ....................................................          7,094,559
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         11,615 shares (cost $97,701) ........................................................            101,748
    Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)
         18,451,760 shares (cost $359,091,229) ...............................................        384,534,693
    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         445,480 shares (cost $7,085,160) ....................................................          9,221,428
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)
         3,078 shares (cost $41,728) .........................................................             49,153
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         946,770 shares (cost $4,493,329) ....................................................          5,008,412
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         735 shares (cost $16,449) ...........................................................             18,689
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         9,848,015 shares (cost $171,011,223) ................................................        221,087,938
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         753,835 shares (cost $9,642,856) ....................................................         11,465,832
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         2,600,818 shares (cost $30,243,428) .................................................         39,558,443
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         769,986 shares (cost $12,563,236) ...................................................         14,136,947
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         1,481,334 shares (cost $21,737,529) .................................................         27,197,281
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,409,222 shares (cost $13,550,861) .................................................         19,292,255
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         110,918 shares (cost $2,288,160) ....................................................          2,866,129
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         25,328 shares (cost $293,418) .......................................................            291,520
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         4,454,678 shares (cost 38,771,531) ...................................................        39,602,085
    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
         2,487,628 shares (cost $20,403,920) .................................................         25,771,827
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         15,974,474 shares (cost $216,843,695) ...............................................        327,157,234
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,637,136 shares (cost $15,885,493) .................................................         17,959,383
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         18,800,443 shares (cost $122,462,106) ...............................................        144,624,289
    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         13,539,795 shares (cost $92,510,094) ................................................        103,962,608

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         18,429,176 shares (cost $103,190,458) ................................................  $    100,921,851
    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         24,813,863 shares (cost $245,172,509) ................................................       254,017,039
    W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
         1,296,236 shares (cost $6,539,598) ...................................................         7,083,281
    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         37,974,778 shares (cost $306,196,496) ................................................       317,955,219
    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         24,571,799 shares (cost $82,201,049) .................................................        84,222,299
    W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
         412,936 shares (cost $7,252,964) .....................................................         7,915,198
    W & R Target Funds, Inc. - International Portfolio (WRIntl)
         9,576,962 shares (cost $53,514,892) ..................................................        63,719,359
    W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         8,390,182 shares (cost $47,501,471) ..................................................        46,643,539
    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
         137,532 shares (cost $1,748,714) .....................................................         2,035,371
    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         24,743,162 shares (cost $24,743,162) .................................................        24,743,162
    W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
         460,951 shares (cost $2,404,691) .....................................................         2,341,216
    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
         1,060,985 shares (cost $6,390,983) ...................................................         6,915,077
    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         8,232,430 shares (cost $95,252,750) ..................................................       118,558,515
    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
         16,051,460 shares (cost $118,345,960) ................................................       155,394,184
    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
         444,736 shares (cost $6,997,084) .....................................................         7,397,245
    W & R Target Funds, Inc. - Value Portfolio (WRValue)
         22,940,221 shares (cost $115,836,627) ................................................       142,745,524
                                                                                                 ----------------
           Total investments ..................................................................    15,693,900,492
  Accounts receivable .........................................................................         3,355,947
                                                                                                 ----------------
           Total assets .......................................................................    15,697,256,439
  Accounts payable ............................................................................                 -
                                                                                                 ----------------
  Contract owners' equity (note 4) ............................................................  $ 15,697,256,439
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              AIMBal          AIMBValue2          AIMBlueCh
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $   231,306,284             10,606                 --                478
  Mortality and expense risk charges (note 2)      (184,417,351)            (9,796)          (141,604)            (5,839)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        46,888,933                810           (141,604)            (5,361)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....     3,156,626,058             70,713            646,509             38,718
  Cost of mutual fund shares sold ...........    (3,225,349,125)           (74,310)          (448,054)           (40,523)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (68,723,067)            (3,597)           198,455             (1,805)
  Change in unrealized gain (loss)
   on investments ...........................     1,262,325,667             46,676            631,308             19,086
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........     1,193,602,600             43,079            829,763             17,281
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................       133,018,480                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $ 1,373,510,013             43,889            688,159             11,920
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMCapAp          AIMCapAp2         AIMCapDev2          AIMCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                  -              1,584
  Mortality and expense risk charges (note 2)            (1,750)           (30,493)              (950)            (2,353)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,750)           (30,493)              (950)              (769)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,089            326,377              3,964             11,101
  Cost of mutual fund shares sold ...........            (2,589)          (256,690)            (3,777)            (9,664)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               500             69,687                187              1,437
  Change in unrealized gain (loss)
   on investments ...........................            10,518             30,614             20,402             10,618
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            11,018            100,301             20,589             12,055
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             9,268             69,808             19,639             11,286
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMPreEq           AIMPreEq2           AlGrIncB          AlPremGrB
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         2,097              5,870             32,018                  -
  Mortality and expense risk charges (note 2)            (6,208)           (33,869)           (77,256)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,111)           (27,999)           (45,238)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            45,152            208,444            450,091            410,766
  Cost of mutual fund shares sold ...........           (49,569)          (172,547)          (339,781)          (343,669)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,417)            35,897            110,310             67,097
  Change in unrealized gain (loss)
   on investments ...........................            26,897             55,487            318,440            246,586
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            22,480             91,384            428,750            313,683
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        18,369             63,385            383,512            243,935
                                                ===============    ===============    ===============    ===============

Investment activity:                               AISmCapValB        ACVPIncGr          ACVPIncGr2        ACVPInflaPro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................             4,620          3,585,794             55,391          1,341,299
  Mortality and expense risk charges (note 2)          (110,480)        (2,868,721)           (90,042)          (490,027)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (105,860)           717,073            (34,651)           851,272
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           719,958         44,162,120            420,268         10,088,062
  Cost of mutual fund shares sold ...........          (468,235)       (45,934,533)          (335,826)        (9,859,385)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           251,723         (1,772,413)            84,442            228,677
  Change in unrealized gain (loss)
   on investments ...........................           661,103         27,442,122            438,480            791,146
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           912,826         25,669,709            522,922          1,019,823
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           138,601                  -                  -             19,255
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           945,567         26,386,782            488,271          1,890,350
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                ACVPInt            ACVPInt3           ACVPUltra         ACVPUltra2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       635,306            354,886                  -                  -
  Mortality and expense risk charges (note 2)        (1,254,643)          (731,538)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (619,337)          (376,652)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        19,246,490         11,392,368          7,332,920            370,212
  Cost of mutual fund shares sold ...........       (18,756,261)       (10,851,033)        (6,053,457)          (301,924)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           490,229            541,335          1,279,463             68,288
  Change in unrealized gain (loss)
   on investments ...........................        14,092,421          7,613,968            364,291            243,600
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        14,582,650          8,155,303          1,643,754            311,888
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    13,963,313          7,778,651          1,441,738            256,802
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPVal            ACVPVal2           BBTCapMgr         BBTLgCapV
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         5,043,376             70,417             13,288             63,751
  Mortality and expense risk charges (note 2)        (6,224,168)          (150,123)           (25,314)           (45,674)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,180,792)           (79,706)           (12,026)            18,077
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        63,353,617            990,122            580,767            268,959
  Cost of mutual fund shares sold ...........       (57,018,997)          (727,660)          (557,508)          (279,127)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,334,620            262,462             23,259            (10,168)
  Change in unrealized gain (loss)
   on investments ...........................        53,201,189            719,414            159,971            394,666
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        59,535,809            981,876            183,230            384,498
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         3,912,210             64,635                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        62,267,227            966,805            171,204            402,575
                                                ===============    ===============    ===============    ===============

Investment activity:                               BBTLgCoGr          BBTMdCapGr          CSGPVen           CSIntFoc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         7,891                  -                  -             87,215
  Mortality and expense risk charges (note 2)           (25,994)           (34,452)           (38,404)           (89,385)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (18,103)           (34,452)           (38,404)            (2,170)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           126,386            159,622            807,175          1,315,006
  Cost of mutual fund shares sold ...........          (131,151)          (145,178)          (793,027)        (1,249,536)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,765)            14,444             14,148             65,470
  Change in unrealized gain (loss)
   on investments ...........................            93,814            407,247            628,183          1,068,964
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            89,049            421,691            642,331          1,134,434
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        70,946            387,239            603,927          1,132,264
                                                ===============    ===============    ===============    ===============

Investment activity:                                CSLCapV           DryELeadS         DrySmCapIxS          DrySRGroS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            77,848                 --            232,497                628
  Mortality and expense risk charges (note 2)          (154,984)           (27,125)          (569,581)            (7,655)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (77,136)           (27,125)          (337,084)            (7,027)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         4,217,955            181,146         28,925,440             21,973
  Cost of mutual fund shares sold ...........        (4,070,618)          (117,211)       (25,012,156)           (19,474)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           147,337             63,935          3,913,284              2,499
  Change in unrealized gain (loss)
   on investments ...........................         1,415,248             (1,894)         4,400,053             19,896
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,562,585             62,041          8,313,337             22,395
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            127,178          1,308,776                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,485,449            162,094          9,285,029             15,368
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                DrySRGro           DryStkIx          DryVIFApp         DryVIFAppS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       523,533         18,657,521          2,677,614             51,178
  Mortality and expense risk charges (note 2)        (1,528,282)       (12,025,420)        (1,936,413)           (66,249)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,004,749)         6,632,101            741,201            (15,071)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        24,446,360        136,972,262         31,489,494            166,293
  Cost of mutual fund shares sold ...........       (38,868,775)      (174,040,150)       (36,616,105)          (136,229)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (14,422,415)       (37,067,888)        (5,126,611)            30,064
  Change in unrealized gain (loss)
   on investments ...........................        21,675,991        122,552,674         10,330,001             87,050
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,253,576         85,484,786          5,203,390            117,114
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     6,248,827         92,116,887          5,944,591            102,043
                                                ===============    ===============    ===============    ===============

Investment activity:                              DryVIFDevLd       DryVIFIntVal         FedAmLeadS          FedCapApS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               847              4,373              8,378              6,129
  Mortality and expense risk charges (note 2)            (6,570)            (5,296)           (12,447)           (23,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (5,723)              (923)            (4,069)           (17,758)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            20,013             57,371             53,667            166,052
  Cost of mutual fund shares sold ...........           (17,912)           (44,234)           (42,427)          (130,975)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....             2,101             13,137             11,240             35,077
  Change in unrealized gain (loss)
   on investments ...........................            39,881             50,833             43,015             44,550
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            41,982             63,970             54,255             79,627
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -              6,104                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            36,259             69,151             50,186             61,869
                                                ===============    ===============    ===============    ===============

Investment activity:                               FedHiIncS          FedQualBd         FedQualBdS          FidVIPEIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       482,402         16,727,504            492,945         12,516,544
  Mortality and expense risk charges (note 2)          (121,632)        (4,867,827)          (220,102)       (10,131,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           360,770         11,859,677            272,843          2,385,188
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,454,087         88,743,933          2,127,084         76,889,221
  Cost of mutual fund shares sold ...........        (2,242,240)       (86,803,550)        (2,105,742)       (75,229,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           211,847          1,940,383             21,342          1,659,770
  Change in unrealized gain (loss)
   on investments ...........................           (91,245)        (8,876,907)          (243,096)        74,957,662
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           120,602         (6,936,524)          (221,754)        76,617,432
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          3,671,473            111,654          3,165,949
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       481,372          8,594,626            162,743         82,168,569
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidVIPEI2          FidVIPGrS          FidVIPGr2          FidVIPHIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           220,948          1,122,097              7,852         23,387,890
  Mortality and expense risk charges (note 2)          (286,163)        (7,661,289)          (109,148)        (3,231,487)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (65,215)        (6,539,192)          (101,296)        20,156,403
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,540,298        108,284,375            617,450        212,038,673
  Cost of mutual fund shares sold ...........        (1,155,359)      (181,989,577)          (475,995)      (195,982,457)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           384,939        (73,705,202)           141,455         16,056,216
  Change in unrealized gain (loss)
   on investments ...........................         1,051,925         89,715,070             32,193        (15,460,002)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,436,864         16,009,868            173,648            596,214
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,429,229          9,470,676             72,352         20,752,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidVIPOvS        FidVIPOvS2R         FidVIPOvSR         FidVIPConS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       738,483             77,835            662,601          1,714,586
  Mortality and expense risk charges (note 2)          (737,819)          (143,080)          (839,766)        (8,149,361)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               664            (65,245)          (177,165)        (6,434,775)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        11,051,524            708,283          8,250,502         50,816,596
  Cost of mutual fund shares sold ...........        (9,737,055)          (486,439)        (7,343,157)       (59,271,505)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,314,469            221,844            907,345         (8,454,909)
  Change in unrealized gain (loss)
   on investments ...........................         6,130,247            694,824          7,894,149        107,479,707
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,444,716            916,668          8,801,494         99,024,798
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     7,445,380            851,423          8,624,329         92,590,023
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPCon2        FidVIPIGBdS        FidVIPGrOpS        FidVIPMCap2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            28,756            623,415            439,952                  -
  Mortality and expense risk charges (note 2)          (252,291)          (268,145)          (980,341)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (223,535)           355,270           (540,389)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           985,111          7,518,291         14,509,752            658,277
  Cost of mutual fund shares sold ...........          (767,482)        (7,810,940)       (21,908,817)          (452,749)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           217,629           (292,649)        (7,399,065)           205,528
  Change in unrealized gain (loss)
   on investments ...........................         1,739,696            154,950         12,765,695          1,850,811
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,957,325           (137,699)         5,366,630          2,056,339
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            440,690                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,733,790            658,261          4,826,241          1,893,210
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPValS        FidVIPValS2          FHCapAp           FHCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             15,998
  Mortality and expense risk charges (note 2)          (738,986)           (46,764)            (7,191)           (23,914)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (738,986)           (46,764)            (7,191)            (7,916)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        50,682,749            370,954             40,460            221,120
  Cost of mutual fund shares sold ...........       (49,654,195)          (228,745)           (30,372)          (218,287)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,028,554            142,209             10,088              2,833
  Change in unrealized gain (loss)
   on investments ...........................         2,895,101            182,372             46,582             98,119
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         3,923,655            324,581             56,670            100,952
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           157,629              6,448             72,454                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,342,298            284,265            121,933             93,036
                                                ===============    ===============    ===============    ===============

Investment activity:                              FrVIPRisDiv2       FrVIPSmCapV2       FrVIPForSec2       FrVIPForSec3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               425                 42                766                  -
  Mortality and expense risk charges (note 2)            (1,817)              (611)              (677)               (53)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,392)              (569)                89                (53)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            31,924              7,531              1,831              2,906
  Cost of mutual fund shares sold ...........           (31,866)            (6,795)            (1,790)            (2,685)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                58                736                 41                221
  Change in unrealized gain (loss)
   on investments ...........................            29,810             16,974             13,202              2,263
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            29,868             17,710             13,243              2,484
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            29,313             17,141             13,332              2,431
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITCVal          GVITIntVal2        GVITIntVal3        GVITDMidCapI
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       994,614                 45            383,274          1,539,905
  Mortality and expense risk charges (note 2)          (861,970)               (33)          (216,456)        (3,451,130)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           132,644                 12            166,818         (1,911,225)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         5,103,795                204          2,893,563         26,609,921
  Cost of mutual fund shares sold ...........        (3,847,595)              (201)        (2,613,430)       (22,529,906)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,256,200                  3            280,133          4,080,015
  Change in unrealized gain (loss)
   on investments ..........................         10,555,909                582          3,493,675         28,670,704
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        11,812,109                585          3,773,808         32,750,719
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -          7,307,584
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    11,944,753                597          3,940,626         38,147,078
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITEmMrkts        GVITEmMrkts3      GVITEmMrkts6         GVITFHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            34,800            416,039              1,318         14,634,869
  Mortality and expense risk charges (note 2)           (46,847)          (498,308)              (959)        (2,393,710)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (12,047)           (82,269)               359         12,241,159
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,751,759         24,574,562              1,339         81,924,860
  Cost of mutual fund shares sold ...........        (1,442,410)       (18,387,434)            (1,144)       (72,354,113)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           309,349          6,187,128                195          9,570,747
  Change in unrealized gain (loss)
   on investments ...........................            14,755         (5,144,179)            10,878         (5,297,847)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           324,104          1,042,949             11,073          4,272,900
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           302,339          3,589,995             11,318                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           614,396          4,550,675             22,750         16,514,059
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlFin1          GVITGlFin3        GVITGlHlth         GVITGlHlth3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $           589            128,494                  -                  -
  Mortality and expense risk charges (note 2)              (549)          (104,546)            (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............                40             23,948             (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            32,019          6,468,316             60,570         12,648,295
  Cost of mutual fund shares sold ...........           (27,311)        (5,769,291)           (59,543)       (11,985,029)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            4,708             699,025              1,027            663,266
  Change in unrealized gain (loss)
   on investments ...........................             (332)            (74,111)             4,755            598,683
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            4,376             624,914              5,782          1,261,949
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            2,562             538,454                437            113,065
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         6,978          1,187,316              5,046          1,042,544
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlTech         GVITGlTech3         GVITGlUtl1         GVITGlUtl3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                835            147,389
  Mortality and expense risk charges (note 2)           (41,555)          (260,368)              (781)          (103,034)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (41,555)          (260,368)                54             44,355
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           801,024         15,176,713             53,512          2,003,466
  Cost of mutual fund shares sold ...........          (943,658)       (13,964,054)           (43,680)        (1,560,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (142,634)         1,212,659              9,832            443,015
  Change in unrealized gain (loss)
    on investments ..........................           251,984         (2,487,881)             3,477          1,877,480
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           109,350         (1,275,222)            13,309          2,320,495
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -              3,231            820,589
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            67,795         (1,535,590)            16,594          3,185,439
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITGvtBd          GVITGvtBd2         GVITGrowth          GVITIDAgg
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $    38,922,758            987,463            283,782            944,755
  Mortality and expense risk charges (note 2)        (8,493,116)          (343,569)          (971,405)          (779,425)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        30,429,642            643,894           (687,623)           165,330
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....       199,308,833          5,081,705         15,844,591         22,770,366
  Cost of mutual fund shares sold ...........      (200,032,152)        (5,294,436)       (18,701,476)       (18,411,731)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (723,319)          (212,731)        (2,856,885)         4,358,635
  Change in unrealized gain (loss)
   on investments ...........................       (30,035,683)          (618,705)         9,359,622            662,003
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........       (30,759,002)          (831,436)         6,502,737          5,020,638
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................        14,599,981            385,879                  -          1,361,989
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    14,270,621            198,337          5,815,114          6,547,957
                                                ===============    ===============    ===============    ===============

Investment activity:                                GVITIDCon         GVITIDMod        GVITIDModAgg       GVITIDModCon
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         2,594,233          7,511,035          3,319,524          3,794,341
  Mortality and expense risk charges (note 2)        (1,482,108)         (4,908,961)        (2,455,106)        (2,268,189)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............         1,112,125          2,602,074            864,418          1,526,152
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        29,170,081         17,632,150         14,529,945         16,832,119
  Cost of mutual fund shares sold ...........       (27,456,490)       (16,709,411)       (12,579,339)       (15,455,221)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,713,591            922,739          1,950,606          1,376,898
  Change in unrealized gain (loss)
   on investments ...........................          (367,739)        24,203,003         14,023,854          5,686,325
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,345,852         25,125,742         15,974,460          7,063,223
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,103,556          2,049,052          2,757,866          1,174,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         3,561,533         29,776,868         19,596,744          9,764,099
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITIntGro        GVITIntGro3        GVITIntVal6         GVITJPBal
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         9,140             61,694              1,405          3,063,008
  Mortality and expense risk charges (note 2)           (13,700)           (69,416)            (2,004)        (1,878,898)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,560)            (7,722)              (599)         1,184,110
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           284,581          1,439,147             14,408         20,158,004
  Cost of mutual fund shares sold ...........          (268,664)        (1,062,573)           (13,136)       (22,842,236)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            15,917            376,574              1,272         (2,684,232)
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,911             49,459         12,346,423
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           137,078            783,485             50,731          9,662,191
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       132,518            775,763             50,132         10,846,301
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSMdCpGr         GVITMyMkt         GVITNWFund         GVITNWFund2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          5,394,244          5,408,473             25,311
  Mortality and expense risk charges (note 2)        (1,125,786)        (8,337,225)        (4,684,132)           (46,265)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,125,786)        (2,942,981)           724,341            (20,954)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        18,860,908        611,978,131         60,610,070            288,143
  Cost of mutual fund shares sold ...........       (14,115,325)      (611,978,131)      (111,433,127)          (220,771)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         4,745,583                  -        (50,823,057)            67,372
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015                  -         84,255,029            126,511
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        13,061,598                  -         33,431,972            193,883
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        11,935,812         (2,942,981)        34,156,313            172,929
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITLead            GVITLead3        GVITNStrVal        GVITSmCapGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $            14             25,996                  -                  -
  Mortality and expense risk charges (note 2)               (44)           (74,446)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               (30)           (48,450)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,755          2,523,573         15,338,685         56,435,551
  Cost of mutual fund shares sold ...........            (2,862)        (2,064,854)       (13,921,221)       (50,600,925)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               893            458,719          1,417,464          5,834,626
  Change in unrealized gain (loss)
   on investments ...........................              (366)           422,065           (479,313)         6,141,078
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........               527            880,784            938,151         11,975,704
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                53             94,639                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $           550            926,973            892,421         10,778,340
                                                ===============    ===============    ===============    ===============

Investment activity:                             GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2       GVITSmComp
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                941                  -                  -
  Mortality and expense risk charges (note 2)           (35,177)        (5,297,100)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (35,177)        (5,296,159)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           178,703         78,082,018            325,901         37,031,282
  Cost of mutual fund shares sold ...........          (128,479)       (69,707,132)          (184,706)       (32,155,693)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            50,224          8,374,886            141,195          4,875,589
  Change in unrealized gain (loss)
   on investments ...........................           198,201         28,054,550            119,231         11,696,543
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           248,425         36,429,436            260,426         16,572,132
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -         32,764,430            252,212         39,197,787
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           213,248         63,897,707            455,983         52,038,818
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSmComp2        GVITTGroFoc       GVITTGroFoc3         GVITUSGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2)           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           418,426          1,828,539          5,776,485             31,175
  Cost of mutual fund shares sold ...........          (290,033)        (1,817,735)        (4,951,685)           (30,968)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           128,393             10,804            824,800                207
  Change in unrealized gain (loss)
    on investments ..........................            99,639             40,560           (698,770)            24,308
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           228,032             51,364            126,030             24,515
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           556,124                  -                  -              4,275
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       702,597             45,289            108,145             26,977
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITUSGro3       GVITVKMultiSec       GVITWLead          GVITWLead3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                  -         8,516,418                  -                  -
  Mortality and expense risk charges (note 2)          (355,018)        (2,098,209)          (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (355,018)         6,418,209           (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        25,075,345         19,095,992          3,485,885          3,169,899
  Cost of mutual fund shares sold ...........       (21,313,916)       (17,874,758)        (2,425,259)        (2,592,509)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         3,761,429          1,221,234          1,060,626            577,390
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         1,131,198          2,083,599            347,183
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,267,201          2,352,432          3,144,225            924,573
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,288,130                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,200,313          8,770,641          2,902,551            835,805
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                 JanBal           JanCapAp          JanGlTechS2         JanGlTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         1,865             56,278                  -                  -
  Mortality and expense risk charges (note 2)            (1,049)        (2,907,751)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               816         (2,851,473)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             9,119         42,334,015          4,625,301         12,214,108
  Cost of mutual fund shares sold ...........            (8,999)       (45,880,976)        (3,591,912)       (13,850,500)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               120         (3,546,961)         1,033,389         (1,636,392)
  Change in unrealized gain (loss)
   on investments ...........................             4,072         41,588,779           (891,531)         1,354,607
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             4,192         38,041,818            141,858           (281,785)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         5,008         35,190,345           (105,033)          (964,682)
                                                ===============    ===============    ===============    ===============

Investment activity:                              JanIntGroS2         JanIntGro          JanRMgCore        JPMSTMidCap
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           467,154            982,122             54,314                  -
  Mortality and expense risk charges (note 2)          (684,883)        (1,480,701)           (34,132)           (58,806)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (217,729)          (498,579)            20,182            (58,806)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         8,344,854         24,113,171          2,038,857          2,121,450
  Cost of mutual fund shares sold ...........        (7,827,081)       (22,878,200)        (1,913,052)        (2,140,247)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           517,773          1,234,971            125,805            (18,797)
  Change in unrealized gain (loss)
   on investments ...........................         7,898,311         18,090,627             53,515          1,655,096
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         8,416,084         19,325,598            179,320          1,636,299
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -            299,482                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         8,198,355         18,827,019            498,984          1,577,493
                                                ===============    ===============    ===============    ===============

Investment activity:                              MFSInvGrStS       MFSMidCapGrS        MFSNewDiscS          MFSValS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             14,522
  Mortality and expense risk charges (note 2)              (785)           (78,317)           (36,155)           (63,266)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (785)           (78,317)           (36,155)           (48,744)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             8,149            345,159            394,299            635,685
  Cost of mutual fund shares sold ...........            (8,282)          (231,829)          (298,428)          (500,638)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....              (133)           113,330             95,871            135,047
  Change in unrealized gain (loss)
   on investments ...........................            21,049            472,152             32,519            282,957
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            20,916            585,482            128,390            418,004
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -             52,821
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        20,131            507,165             92,235            422,081
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBAMTFasc         NBAMTFocus          NBAMTGuard         NBAMTLMat
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -            133,395          1,549,604
  Mortality and expense risk charges (note 2)           (30,786)           (18,835)        (1,306,704)          (435,006)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (30,786)           (18,835)        (1,173,309)         1,114,598
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           133,522            174,997         16,883,770         12,415,965
  Cost of mutual fund shares sold ...........           (98,878)           (95,176)       (16,998,298)       (12,945,833)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            34,644             79,821           (114,528)          (529,868)
  Change in unrealized gain (loss)
   on investments ...........................           155,318           (127,500)        15,968,141           (756,423)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           189,962            (47,679)        15,853,613         (1,286,291)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................             5,333             99,055                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           164,509             32,541         14,680,304           (171,693)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               NBAMTMCGr          NBAMTPart         NBAMSocRes          OppAggGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -             13,433                  -                  -
  Mortality and expense risk charges (note 2)        (2,129,247)        (1,322,161)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (2,129,247)        (1,308,728)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        31,623,358         17,493,347            386,884         32,867,030
  Cost of mutual fund shares sold ...........       (25,316,146)       (12,418,298)          (364,993)       (32,405,246)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,307,212          5,075,049             21,891            461,784
  Change in unrealized gain (loss)
   on investments ...........................        20,194,414         15,533,878            102,288         36,144,442
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        26,501,626         20,608,927            124,179         36,606,226
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    24,372,379         19,300,199            119,176         34,206,455
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapAp           OppCapApS          OppGlSec3           OppGlSec
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         1,487,352             16,828          1,538,541          2,375,782
  Mortality and expense risk charges (note 2)        (5,672,420)          (134,414)        (1,719,488)        (2,290,613)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (4,185,068)          (117,586)          (180,947)            85,169
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        43,866,124            582,981          4,719,016         34,445,023
  Cost of mutual fund shares sold ...........       (49,399,725)          (463,784)        (3,491,827)       (22,216,468)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (5,533,601)           119,197          1,227,189         12,228,555
  Change in unrealized gain (loss)
   on investments ...........................        35,498,301            340,724         23,634,362         17,606,234
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        29,964,700            459,921         24,861,551         29,834,789
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        25,779,632            342,335         24,680,604         29,919,958
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppGlSecS          OppHighIncS         OppMSFund         OppMSFundS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $        77,613                179          3,279,329             60,771
  Mortality and expense risk charges (note 2)          (123,100)              (482)        (4,660,236)          (157,260)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (45,487)              (303)        (1,380,907)           (96,489)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,130,587              9,802         54,633,020            747,137
  Cost of mutual fund shares sold ...........          (810,861)            (9,513)       (65,517,835)          (596,244)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           319,726                289        (10,884,815)           150,893
  Change in unrealized gain (loss)
   on investments ...........................           760,399              4,047         41,647,141            576,135
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,080,125              4,336         30,762,326            727,028
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,034,638              4,033         29,381,419            630,539
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppMSSmCapS        OppStratBdS         PVTGroInc           StOpp2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -            251,941                  -                  -
  Mortality and expense risk charges (note 2)              (300)           (90,700)               (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (300)           161,241                (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,643            858,498              1,453         32,185,880
  Cost of mutual fund shares sold ...........            (3,336)          (790,739)            (1,432)       (33,214,408)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               307             67,759                 21         (1,028,528)
  Change in unrealized gain (loss)
   on investments ...........................             7,295             79,520              2,240         36,093,988
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             7,602            147,279              2,261         35,065,460
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             7,302            308,520              2,175         32,403,920
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                             VEWrldEMktR1        VEWrldEMkt         VEWrldHAsR1         VEWrldHAs
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -            292,356                  -            134,541
  Mortality and expense risk charges (note 2)           (43,059)          (496,692)           (59,775)          (340,760)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (43,059)          (204,336)           (59,775)          (206,219)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,775,762         28,142,725          2,835,712         28,169,664
  Cost of mutual fund shares sold ...........        (2,939,457)       (23,245,422)        (2,491,969)       (23,193,396)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (163,695)         4,897,303            343,743          4,976,268
  Change in unrealized gain (loss)
   on investments ...........................         1,822,976          2,774,549          1,573,711            567,653
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,659,281          7,671,852          1,917,454          5,543,921
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,616,222          7,467,516          1,857,679          5,337,702
                                                ===============    ===============    ===============    ===============

Investment activity:                                VKCom2             VKEmGr2           VKCorPlus2          VKEmMkt
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           131,160                  -             11,160          3,284,889
  Mortality and expense risk charges (note 2)          (325,219)           (51,422)            (4,746)          (591,928)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (194,059)           (51,422)             6,414          2,692,961
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           992,453            259,411            192,209         40,163,891
  Cost of mutual fund shares sold ...........          (734,828)          (222,321)          (190,482)       (37,730,513)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           257,625             37,090              1,727          2,433,378
  Change in unrealized gain (loss)
   on investments ...........................         2,448,616            148,950             (3,614)        (3,994,573)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         2,706,241            186,040             (1,887)        (1,561,195)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                678          1,535,200
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,512,182            134,618              5,205          2,666,966
                                                ===============    ===============    ===============    ===============

Investment activity:                               VKMidCapG         VKUSRealEst         VicDivrStk         VicInvQBd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -          4,077,142            102,434             37,412
  Mortality and expense risk charges (note 2)          (279,179)        (3,159,361)          (254,073)            (8,828)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (279,179)           917,781           (151,639)            28,584
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        10,417,842         35,018,986          4,358,491          2,793,220
  Cost of mutual fund shares sold ...........        (9,320,132)       (26,045,676)        (4,168,424)        (2,758,516)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,097,710          8,973,310            190,067             34,704
  Change in unrealized gain (loss)
   on investments ...........................         3,129,717         64,524,306          1,419,301            (38,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         4,227,427         73,497,616          1,609,368             (3,652)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          4,746,395                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,948,248         79,161,792          1,457,729             24,932
                                                ===============    ===============    ===============    ===============

Investment activity:                              VicSmCoOpp          WRAsStrat              WRBal              WRBnd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          1,825,608          1,462,226          4,297,933
  Mortality and expense risk charges (note 2)           (24,496)        (1,711,883)        (1,271,861)        (1,355,915)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (24,496)           113,725            190,365          2,942,018
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         3,919,048          3,904,909          4,306,506         12,605,601
  Cost of mutual fund shares sold ...........        (2,599,656)        (3,599,189)        (4,038,437)       (12,044,666)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,319,392            305,720            268,069            560,935
  Change in unrealized gain (loss)
   on investments ...........................          (729,866)        13,774,631          6,797,525         (2,092,936)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           589,526         14,080,351          7,065,594         (1,532,001)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           103,340            973,928                  -          1,127,610
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           668,370         15,168,004          7,255,959          2,537,627
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               WRCoreEq           WRDivInc           WRGrowth            WRHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $     1,532,956             43,221            858,877          5,488,221
  Mortality and expense risk charges (note 2)        (3,259,132)           (28,927)        (4,155,570)        (1,010,371)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,726,176)            14,294         (3,296,693)         4,477,850
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        17,028,524            136,155         20,389,995          5,403,158
  Cost of mutual fund shares sold ...........       (19,496,743)          (132,281)       (21,412,938)        (5,647,312)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (2,468,219)             3,874         (1,022,943)          (244,154)
  Change in unrealized gain (loss)
   on investments ...........................        23,388,835            543,682          9,890,810          2,191,358
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        20,920,616            547,556          8,867,867          1,947,204
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    19,194,440            561,850          5,571,174          6,425,054
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRIntlII            WRIntl           WRLTBond           WRMicCpGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            75,051            388,479          1,272,791                  -
  Mortality and expense risk charges (note 2)           (27,327)          (811,791)          (605,215)            (8,465)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            47,724           (423,312)           667,576             (8,465)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           820,064          6,271,483          6,637,132             80,658
  Cost of mutual fund shares sold ...........          (745,361)        (7,100,355)        (6,469,836)            78,835
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            74,703           (828,872)           167,296              1,823
  Change in unrealized gain (loss)
   on investments ...........................           662,234          8,319,805           (695,302)           286,657
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           736,937          7,490,933           (528,006)           288,480
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           843,911          7,067,621            139,570            280,015
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRMMkt            WRMortSec          WRRealEstS         WRSciTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       175,208             45,028             36,157                  -
  Mortality and expense risk charges (note 2)          (341,085)            (5,415)           (13,833)        (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (165,877)            39,613             22,324         (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        22,757,579             47,427             15,240          4,039,808
  Cost of mutual fund shares sold ...........       (22,757,579)           (46,729)           (13,365)        (3,850,281)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                 -                698              1,875            189,527
  Change in unrealized gain (loss)
   on investments ...........................                 -            (63,475)           524,093         15,915,340
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........                 -            (62,777)           525,968         16,104,867
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -             30,566             83,580                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $      (165,877)             7,402            631,872         14,695,980
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRSmCap           WRSmCpVal           WRValue
                                                ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -          1,408,231
  Mortality and expense risk charges (note 2)        (1,963,573)           (26,693)        (1,673,482)
                                                ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,963,573)           (26,693)          (265,251)
                                                ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        14,284,847            141,898          2,841,208
  Cost of mutual fund shares sold ...........       (12,969,722)          (138,933)        (2,452,856)
                                                ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,315,125              2,965            388,352
  Change in unrealized gain (loss)
   on investments ...........................        17,657,223            400,161         15,981,749
                                                ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        18,972,348            403,126         16,370,101
                                                ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            359,498                  -
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        17,008,775            735,931         16,104,850
                                                ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                               Total                                AIMBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    46,888,933         14,550,543                810              6,055
  Realized gain (loss) on investments .......       (68,723,067)      (656,766,863)            (3,597)            (4,305)
  Change in unrealized gain (loss)
    on investments ..........................     1,262,325,667      3,314,477,857             46,676             90,536
  Reinvested capital gains ..................       133,018,480          9,284,332                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............     1,373,510,013      2,681,545,869             43,889             92,286
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................       754,671,887      1,837,057,967             34,566            310,141
  Transfers between funds ...................                 -                  -            (15,092)               494
  Redemptions (note 3) ......................    (1,367,612,148)    (1,389,508,484)           (50,695)           (29,247)
  Annuity benefits ..........................        (4,068,343)        (3,008,693)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................          (335,477)          (347,576)
  Contingent deferred sales charges                           -                  -
    (note 2) ................................       (25,556,426)       (23,634,457)              (396)               (30)
  Adjustments to maintain reserves ..........          (700,167)        (1,809,052)                12                (55)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................     (643,600,674)       418,749,705            (31,605)           281,303
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       729,909,339      3,100,295,574             12,284            373,589
Contract owners' equity beginning
  of period .................................    14,967,347,100     11,867,051,526            743,430            369,841
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $15,697,256,439     14,967,347,100            755,714            743,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................     1,306,834,707      1,263,729,276             78,940             45,020
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................       380,162,134      1,138,663,843              3,646             37,379
  Units redeemed ............................      (441,962,880)    (1,095,558,412)            (6,969)            (3,459)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................     1,245,033,961      1,306,834,707             75,617             78,940
                                                ===============    ===============    ===============    ===============

                                                            AIMBValue2                            AIMBlueCh
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (141,604)           (95,412)            (5,361)            (3,849)
  Realized gain (loss) on investments .......           198,455             77,955             (1,805)              (997)
  Change in unrealized gain (loss)
    on investments ..........................           631,308          1,652,838             19,086             71,907
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           688,159          1,635,381             11,920             67,061
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           493,252          3,672,413            132,618            148,160
  Transfers between funds ...................           326,725           (111,147)           (24,177)            (2,034)
  Redemptions (note 3) ......................          (316,784)          (116,611)           (12,253)            (5,809)
  Annuity benefits ..........................            (4,814)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,450)            (1,912)               (33)              (103)
  Adjustments to maintain reserves ..........               (71)              (194)                (6)               (53)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................          495,858          3,442,549             96,149            140,161
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,184,017          5,077,930            108,069            207,222
Contract owners' equity beginning
  of period .................................         7,338,132          2,260,202            360,974            153,752
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         8,522,149          7,338,132            469,043            360,974
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           741,502            298,956             40,180             21,069
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           106,043            540,423             14,430             20,143
  Units redeemed ............................           (75,649)           (97,877)            (4,166)            (1,032)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           771,896            741,502             50,444             40,180
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMCapAp                              AIMCapAp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,750)              (787)           (30,493)           (23,587)
  Realized gain (loss) on investments .......               500                (73)            69,687             12,139
  Change in unrealized gain (loss)
    on investments ..........................            10,518             18,849             30,614            348,804
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             9,268             17,989             69,808            337,356
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            57,035             64,709             49,645            969,430
  Transfers between funds ...................             1,423                  8           (103,060)           (32,468)
  Redemptions (note 3) ......................            (1,918)            (1,047)          (120,337)           (29,714)
  Annuity benefits ..........................                 -                  -               (204)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (15)                (8)            (1,664)              (669)
  Adjustments to maintain reserves ..........               (10)               (14)               (53)              (103)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            56,515             63,648           (175,673)           906,476
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            65,783             81,637           (105,865)         1,243,832
Contract owners' equity beginning
  of period .................................           111,852             30,215          1,739,753            495,921
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       177,635            111,852          1,633,888          1,739,753
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            11,432              3,915            173,419             62,716
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             5,986              7,641             16,758            124,117
  Units redeemed ............................              (199)              (124)           (34,781)           (13,414)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            17,219             11,432            155,396            173,419
                                                ===============    ===============    ===============    ===============

                                                           AIMCapDev2                             AIMCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (950)                 -               (769)              (133)
  Realized gain (loss) on investments .......               187                  -              1,437               (120)
  Change in unrealized gain (loss)
    on investments ..........................            20,402                  -             10,618             23,498
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            19,639                  -             11,286             23,245
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            92,403                  -             17,754             69,404
  Transfers between funds ...................           102,056                  -                  -                  -
  Redemptions (note 3) ......................            (1,544)                 -             (8,564)            (6,308)
  Annuity benefits ..........................            (1,563)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (38)                 -               (442)                 -
  Adjustments to maintain reserves ..........                (6)                 -                  8               (380)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           191,308                  -              8,756             62,716
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           210,947                  -             20,042             85,961
Contract owners' equity beginning
  of period .................................                 -                  -            147,046             61,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           210,947                  -            167,088            147,046
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -             14,504              7,344
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,507                  -              1,724              7,810
  Units redeemed ............................              (144)                 -               (877)              (650)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,363                  -             15,351             14,504
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMPreEq                              AIMPreEq2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,111)            (3,900)           (27,999)           (18,730)
  Realized gain (loss) on investments .......            (4,417)            (6,340)            35,897             (7,103)
  Change in unrealized gain (loss)
    on investments ..........................            26,897             90,266             55,487            295,660
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            18,369             80,026             63,385            269,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            62,839             55,146            142,294            943,215
  Transfers between funds ...................               694                576            (17,043)            44,607
  Redemptions (note 3) ......................           (42,739)           (28,896)           (86,981)           (33,446)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,774)            (1,670)              (898)              (583)
  Adjustments to maintain reserves ..........               (16)               (22)               (47)               (92)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            19,004             25,134             37,325            953,701
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            37,373            105,160            100,710          1,223,528
Contract owners' equity beginning
  of period .................................           426,173            321,013          1,800,438            576,910
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       463,546            426,173          1,901,148          1,800,438
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            49,765             46,242            191,437             75,225
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,359              7,696             24,921            143,829
  Units redeemed ............................            (5,287)            (4,173)           (21,112)           (27,617)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            51,837             49,765            195,246            191,437
                                                ===============    ===============    ===============    ===============

                                                             AlGrIncB                              AlPremGrB
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,238)           (22,604)           (69,748)           (51,785)
  Realized gain (loss) on investments .......           110,310              5,984             67,097              9,722
  Change in unrealized gain (loss)
    on investments ..........................           318,440            646,304            246,586            620,884
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           383,512            629,684            243,935            578,821
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           245,102          2,023,384            132,051          2,475,918
  Transfers between funds ...................           383,010            552,167            (83,686)            42,355
  Redemptions (note 3) ......................          (162,302)           (58,372)          (179,279)          (155,233)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,288)            (1,127)            (2,898)            (1,571)
  Adjustments to maintain reserves ..........                (3)               (80)               (20)              (158)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           464,519          2,515,972           (133,832)         2,361,311
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           848,031          3,145,656            110,103          2,940,132
Contract owners' equity beginning
  of period .................................         3,793,585            647,929          3,923,210            983,078
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,641,616          3,793,585          4,033,313          3,923,210
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           371,825             82,504            414,836            126,001
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            87,783            305,246             27,924            349,583
  Units redeemed ............................           (42,921)           (15,925)           (41,917)           (60,748)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           416,687            371,825            400,843            414,836
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AISmCapValB                            ACVPIncGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (105,860)           (48,915)           717,073            182,941
  Realized gain (loss) on investments .......           251,723             19,198         (1,772,413)       (19,137,178)
  Change in unrealized gain (loss)
    on investments ..........................           661,103          1,396,054         27,442,122         71,652,458
  Reinvested capital gains ..................           138,601             50,306                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           945,567          1,416,643         26,386,782         52,698,221
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           171,079          2,727,302          7,379,927         17,160,432
  Transfers between funds ...................           (82,844)           346,786        (10,300,027)        13,139,872
  Redemptions (note 3) ......................          (236,138)           (74,761)       (23,595,238)       (19,052,451)
  Annuity benefits ..........................              (315)                 -            (67,611)           (46,013)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,474)            (9,042)
  Contingent deferred sales charges
    (note 2) ................................            (4,203)            (1,312)          (423,523)          (402,460)
  Adjustments to maintain reserves ..........             1,120              5,668             47,922            (87,873)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (151,301)         3,003,683        (26,967,024)        10,702,465
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           794,266          4,420,326           (580,242)        63,400,686
Contract owners' equity beginning
  of period .................................         5,681,552          1,261,226        252,359,339        188,958,653
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,475,818          5,681,552        251,779,097        252,359,339
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           498,772            153,160         20,993,443         20,008,742
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            51,157            374,942          3,439,076          9,121,766
  Units redeemed ............................           (63,976)           (29,330)        (5,669,784)        (8,137,065)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           485,953            498,772         18,762,735         20,993,443
                                                ===============    ===============    ===============    ===============

                                                             ACVPIncGr2                            ACVPInflaPro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (34,651)           (33,757)           851,272             34,514
  Realized gain (loss) on investments .......            84,442             48,829            228,677             36,660
  Change in unrealized gain (loss)
    on investments ..........................           438,480            866,853            791,146            115,457
  Reinvested capital gains ..................                 -                  -             19,255              3,707
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           488,271            881,925          1,890,350            190,338
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           196,560          2,671,859          3,627,076          2,862,071
  Transfers between funds ...................           201,507           (163,357)        37,199,904         14,960,468
  Redemptions (note 3) ......................          (260,089)          (105,804)        (2,401,104)          (582,252)
  Annuity benefits ..........................                 -                  -            (24,204)            (1,230)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (49)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,789)                 -            (21,736)            (3,862)
  Adjustments to maintain reserves ..........               (12)              (166)            17,890               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,177          2,402,532         38,397,777         17,234,887
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           623,448          3,284,457         40,288,127         17,425,225
Contract owners' equity beginning
  of period .................................         4,569,235          1,284,778         17,425,225                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,192,683          4,569,235         57,713,352         17,425,225
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           440,628            157,252          1,685,537                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,223            330,393          5,626,923          3,607,202
  Units redeemed ............................           (42,842)           (47,017)        (2,013,782)        (1,921,665)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           453,009            440,628          5,298,678          1,685,537
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              ACVPInt                              ACVPInt3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (619,337)          (376,002)          (376,652)          (232,973)
  Realized gain (loss) on investments .......           490,229         (5,003,659)           541,335           (890,040)
  Change in unrealized gain (loss)
    on investments ..........................        14,092,421         27,655,755          7,613,968         11,522,819
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        13,963,313         22,276,094          7,778,651         10,399,806
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           357,513            506,296          4,125,034          8,966,612
  Transfers between funds ...................        (9,355,238)       (15,656,984)         2,632,390          5,653,968
  Redemptions (note 3) ......................        (8,450,382)        (7,723,124)        (4,438,963)        (3,204,105)
  Annuity benefits ..........................           (41,989)           (37,245)              (204)                 -
  Annual contract maintenance charges
    (note 2) ................................            (3,202)            (3,730)              (751)              (610)
  Contingent deferred sales charges
    (note 2) ................................          (165,338)          (169,170)           (62,891)           (57,975)
  Adjustments to maintain reserves ..........            27,651           (144,319)            50,068            131,888
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,630,985)       (23,228,276)         2,304,683         11,489,778
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,667,672)          (952,182)        10,083,334         21,889,584
Contract owners' equity beginning
  of period .................................       116,571,010        117,523,192         56,813,017         34,923,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   112,903,338        116,571,010         66,896,351         56,813,017
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,982,643         13,652,082          5,738,677          4,339,185
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            28,748             51,302          2,045,319          2,929,664
  Units redeemed ............................        (1,660,761)        (2,720,741)        (1,844,426)        (1,530,172)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,350,630         10,982,643          5,939,570          5,738,677
                                                ===============    ===============    ===============    ===============

                                                              ACVPUItra                            ACVPUItra2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (202,016)          (114,859)           (55,086)           (36,419)
  Realized gain (loss) on investments .......         1,279,463            300,776             68,288              1,150
  Change in unrealized gain (loss)
    on investments ..........................           364,291          1,788,190            243,600            492,031
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,441,738          1,974,107            256,802            456,762
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,638,469          3,874,722             88,493          1,795,243
  Transfers between funds ...................            (8,760)         7,326,262            (47,831)           213,922
  Redemptions (note 3) ......................        (1,105,871)          (691,775)           (67,864)           (37,519)
  Annuity benefits ..........................            (6,940)            (3,037)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (221)               (97)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (17,704)            (7,990)              (535)              (666)
  Adjustments to maintain reserves ..........             3,216               (399)                (2)              (106)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           502,189         10,497,686            (27,739)         1,970,874
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,943,927         12,471,793            229,063          2,427,636
Contract owners' equity beginning
  of period .................................        15,883,971          3,412,178          3,093,529            665,893
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,827,898         15,883,971          3,322,592          3,093,529
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,599,480            427,070            318,356             84,098
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,060,405          2,230,184             34,684            247,659
  Units redeemed ............................        (1,024,394)        (1,057,774)           (38,347)           (13,401)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,635,491          1,599,480            314,693            318,356
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPVal                               ACVPVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,180,792)          (803,590)           (79,706)           (64,652)
  Realized gain (loss) on investments .......         6,334,620        (11,453,737)           262,462             18,037
  Change in unrealized gain (loss)
    on investments ..........................        53,201,189        112,313,929            719,414          1,603,879
  Reinvested capital gains ..................         3,912,210                  -             64,635                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        62,267,227        100,056,602            966,805          1,557,264
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,981,752         40,212,473            262,726          3,783,259
  Transfers between funds ...................        15,605,517          8,682,417            210,998            436,614
  Redemptions (note 3) ......................       (39,472,404)       (30,265,743)          (418,606)          (177,312)
  Annuity benefits ..........................          (105,213)           (55,597)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,118)            (6,990)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (706,616)          (563,147)            (7,785)            (3,460)
  Adjustments to maintain reserves ..........          (739,731)            71,889                 82               (235)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,443,813)        18,075,302             47,415          4,038,866
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        52,823,414        118,131,904          1,014,220          5,596,130
Contract owners' equity beginning
  of period .................................       489,389,745        371,257,841          7,970,560          2,374,430
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   542,213,159        489,389,745          8,984,780          7,970,560
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,663,303         30,662,966            732,705            276,263
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,406,739         18,604,333             97,395            519,970
  Units redeemed ............................        (9,003,449)       (17,603,996)           (93,551)           (63,528)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        31,066,593         31,663,303            736,549            732,705
                                                ===============    ===============    ===============    ===============

                                                             BBTCapMgr                             BBTLgCapV
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (12,026)           (13,138)            18,077             15,144
  Realized gain (loss) on investments .......            23,259            (23,664)           (10,168)           (13,786)
  Change in unrealized gain (loss)
    on investments ..........................           159,971            329,842            394,666            546,992
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           171,204            293,040            402,575            548,350
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions: ........................
  Purchase payments received from
    contract owners (note 3) ................           634,164            333,536            619,078          1,338,537
  Transfers between funds ...................          (215,769)               649            (33,946)             5,120
  Redemptions (note 3) ......................          (211,275)          (170,905)          (219,342)          (109,417)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (6,247)            (7,882)            (8,137)            (2,902)
  Adjustments to maintain reserves ..........               (61)               (95)               125               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,812            155,303            357,778          1,231,030
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           372,016            448,343            760,353          1,779,380
Contract owners' equity beginning
  of period .................................         1,566,829          1,118,486          3,177,031          1,397,651
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,938,845          1,566,829          3,937,384          3,177,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           160,093            141,508            322,683            173,232
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           105,123             42,290             69,075            165,012
  Units redeemed ............................           (85,700)           (23,705)           (33,873)           (15,561)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           179,516            160,093            357,885            322,683
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             BBTLgCoGr                             BBTMdCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (18,103)           (18,240)           (34,452)           (20,151)
  Realized gain (loss) on investments .......            (4,765)           (13,956)            14,444             (1,079)
  Change in unrealized gain (loss)
    on investments ..........................            93,814            349,913            407,247            501,715
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            70,946            317,717            387,239            480,485
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           303,239            627,121            736,613            634,073
  Transfers between funds ...................           (49,903)               (22)            (9,463)            (2,862)
  Redemptions (note 3) ......................           (91,253)           (35,776)          (164,164)          (104,759)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,113)              (720)            (4,426)            (3,092)
  Adjustments to maintain reserves ..........               159               (262)               280               (228)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           160,129            590,341            558,840            523,132
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           231,075            908,058            946,079          1,003,617
Contract owners' equity beginning
  of period .................................         1,658,565            750,507          2,052,428          1,048,811
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,889,640          1,658,565          2,998,507          2,052,428
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           186,382            106,392            183,955            126,777
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            42,482             87,522             72,284             69,447
  Units redeemed ............................           (25,029)            (7,532)           (23,669)           (12,269)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           203,835            186,382            232,570            183,955
                                                ===============    ===============    ===============    ===============

                                                             CSGPVen                               CSIntFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (38,404)           (36,003)            (2,170)           (43,997)
  Realized gain (loss) on investments .......            14,148           (329,887)            65,470           (414,687)
  Change in unrealized gain (loss)
    on investments ..........................           628,183          1,734,142          1,068,964          2,783,606
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           603,927          1,368,252          1,132,264          2,324,922
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             4,591             (4,326)             8,785              7,577
  Transfers between funds ...................          (380,323)          (433,771)          (400,347)          (978,695)
  Redemptions (note 3) ......................          (377,890)          (398,971)          (808,223)          (669,844)
  Annuity benefits ..........................                 -                  -                  -             (1,981)
  Annual contract maintenance charges
    (note 2) ................................               (56)               (71)               (68)               (85)
  Contingent deferred sales charges
    (note 2) ................................            (6,546)           (11,302)           (11,761)           (13,099)
  Adjustments to maintain reserves ..........                18             (4,034)            (2,280)            (6,185)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (760,206)          (852,475)        (1,213,894)        (1,662,312)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (156,279)           515,777            (81,630)           662,610
Contract owners' equity beginning
  of period .................................         4,142,199          3,626,422          9,417,708          8,755,098
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,985,920          4,142,199          9,336,078          9,417,708
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           447,652            572,102          1,056,590          1,294,997
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               909                544                904                802
  Units redeemed ............................           (79,010)          (124,994)          (135,761)          (239,209)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           369,551            447,652            921,733          1,056,590
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             CSLCapV                               DryELeadS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (77,136)           (38,451)           (27,125)           (16,332)
  Realized gain (loss) on investments .......           147,337           (440,817)            63,935             11,273
  Change in unrealized gain (loss)
    on investments ..........................         1,415,248          3,421,741             (1,894)           357,676
  Reinvested capital gains ..................                 -                  -            127,178                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,485,449          2,942,473            162,094            352,617
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           195,032            240,886             91,714            624,875
  Transfers between funds ...................          (364,091)          (311,936)            (3,269)           111,095
  Redemptions (note 3) ......................        (1,353,458)        (1,733,593)           (37,800)           (35,253)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................              (240)              (263)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (20,470)           (28,234)              (218)              (178)
  Adjustments to maintain reserves ..........               688             (1,338)               (87)               (83)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,542,539)        (1,834,478)            50,340            700,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (57,090)         1,107,995            212,434          1,053,073
Contract owners' equity beginning
  of period .................................        15,061,157         13,953,162          1,350,550            297,477
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,004,067         15,061,157          1,562,984          1,350,550
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,221,166          1,401,028            122,126             38,847
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           256,528            192,486             19,411             97,998
  Units redeemed ............................          (373,766)          (372,348)           (15,460)           (14,719)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,103,928          1,221,166            126,077            122,126
                                                ===============    ===============    ===============    ===============

                                                             DrySmCaplxS                           DrySRGros
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (337,084)          (158,389)            (7,027)            (4,243)
  Realized gain (loss) on investments .......         3,913,284          2,315,489              2,499                (56)
  Change in unrealized gain (loss)
    on investments ..........................         4,400,053          3,461,617             19,896             54,429
  Reinvested capital gains ..................         1,308,776            204,927                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         9,285,029          5,823,644             15,368             50,130
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,136,102          7,819,888             24,603            195,941
  Transfers between funds ...................        17,386,226         20,799,972             63,601             (1,971)
  Redemptions (note 3) ......................        (5,211,184)        (2,425,236)           (10,801)            (7,695)
  Annuity benefits ..........................           (25,599)           (12,832)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (758)              (241)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (53,032)           (30,060)               (50)              (561)
  Adjustments to maintain reserves ..........            19,951              7,764                (25)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        16,251,706         26,159,255             77,328            185,689
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        25,536,735         31,982,899             92,696            235,819
Contract owners' equity beginning
  of period .................................        41,317,156          9,334,257            333,031             97,212
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        66,853,891         41,317,156            425,727            333,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,945,170          1,223,668             36,008             12,952
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,404,493          7,791,273             10,062             25,658
  Units redeemed ............................        (4,049,346)        (5,069,771)            (1,800)            (2,602)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,300,317          3,945,170             44,270             36,008
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySRGro                              DryStklx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,004,749)        (1,315,993)         6,632,101          3,209,920
  Realized gain (loss) on investments .......       (14,422,415)       (31,002,625)       (37,067,888)       (72,317,275)
  Change in unrealized gain (loss)
    on investments ..........................        21,675,991         60,627,660        122,552,674        289,514,476
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         6,248,827         28,309,042         92,116,887        220,407,121
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,657,083          6,653,308         34,840,305         67,281,477
  Transfers between funds ...................        (3,954,806)        (8,645,842)       (20,204,953)       (19,221,419)
  Redemptions (note 3) ......................       (12,117,329)       (10,793,344)       (95,183,084)       (73,287,661)
  Annuity benefits ..........................           (55,201)           (37,084)          (217,320)          (119,771)
  Annual contract maintenance charges
    (note 2) ................................           (21,025)           (24,135)           (48,926)           (53,233)
  Contingent deferred sales charges
    (note 2) ................................          (256,031)          (256,875)        (1,739,446)        (1,484,455)
  Adjustments to maintain reserves ..........          (182,287)          (186,634)          (118,580)          (131,763)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (10,929,596)       (13,290,606)       (82,672,004)       (27,016,825)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (4,680,769)        15,018,436          9,444,883        193,390,296
Contract owners' equity beginning
  of period .................................       139,750,465        124,732,029      1,059,258,909        865,868,613
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   135,069,696        139,750,465      1,068,703,792      1,059,258,909
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,356,877         15,948,771         92,185,602         95,354,292
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,121,003          3,706,169         13,166,601         30,479,020
  Units redeemed ............................        (3,250,998)        (5,298,063)       (20,249,477)       (33,647,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,226,882         14,356,877         85,102,726         92,185,602
                                                ===============    ===============    ===============    ===============

                                                            DryVIFApp                              DryVIFAppS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           741,201            414,015            (15,071)            (9,170)
  Realized gain (loss) on investments .......        (5,126,611)        (7,950,497)            30,064              4,752
  Change in unrealized gain (loss)
    on investments ..........................        10,330,001         36,817,443             87,050            484,710
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,944,591         29,280,961            102,043            480,292
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,385,880         13,109,647            209,275          1,956,680
  Transfers between funds ...................        (8,328,617)        (2,726,456)           112,652             33,931
  Redemptions (note 3) ......................       (14,565,221)       (12,103,228)          (119,222)           (63,881)
  Annuity benefits ..........................          (116,318)           (81,652)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,314)            (8,313)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (275,422)          (224,127)            (1,441)              (982)
  Adjustments to maintain reserves ..........           817,002             18,711               (155)              (109)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (18,090,010)        (2,015,418)           201,109          1,925,639
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (12,145,419)        27,265,543            303,152          2,405,931
Contract owners' equity beginning
  of period .................................       175,134,928        147,869,385          3,413,604          1,007,673
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       162,989,509        175,134,928          3,716,756          3,413,604
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,368,474         14,518,204            345,131            120,876
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,979,084          5,067,288             37,044            247,553
  Units redeemed ............................        (3,509,294)        (5,217,018)           (16,765)           (23,298)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,838,264         14,368,474            365,410            345,131
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DryVIFDevLD                           DryVIFIntVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (5,723)            (4,617)              (923)               438
  Realized gain (loss) on investments .......             2,101               (510)            13,137             (1,409)
  Change in unrealized gain (loss)
    on investments ..........................            39,881             83,598             50,833             96,295
  Reinvested capital gains ..................                 -                  -              6,104                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            36,259             78,471             69,151             95,324
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            54,095             84,088             41,244            218,798
  Transfers between funds ...................           (10,137)               (33)           (41,953)            (1,120)
  Redemptions (note 3) ......................            (5,755)            (1,986)           (11,203)            (5,634)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (23)               (65)              (358)              (172)
  Adjustments to maintain reserves ..........               209                (76)                16                (11)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            38,389             81,928            (12,254)           211,861
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            74,648            160,399             56,897            307,185
Contract owners' equity beginning
  of period .................................           371,156            210,757            377,382             70,197
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       445,804            371,156            434,279            377,382
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            36,181             27,276             32,213              8,057
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,592              9,105              3,379             25,037
  Units redeemed ............................            (1,403)              (200)            (4,298)              (881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            39,370             36,181             31,294             32,213
                                                ===============    ===============    ===============    ===============

                                                             FedAmLeadS                            FedCapAps
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (4,069)            (4,108)           (17,758)           (13,847)
  Realized gain (loss) on investments .......            11,240              1,097             35,077              4,112
  Change in unrealized gain (loss)
    on investments ..........................            43,015            121,084             44,550            213,489
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,186            118,073             61,869            203,754
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            37,694            363,840             29,495            555,615
  Transfers between funds ...................            23,482             28,615            (60,524)            95,828
  Redemptions (note 3) ......................           (15,875)           (11,600)           (32,735)           (38,086)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (600)               (35)              (602)              (538)
  Adjustments to maintain reserves ..........               (15)               (48)               (50)               (33)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            44,686            380,772            (64,416)           612,786
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            94,872            498,845             (2,547)           816,540
Contract owners' equity beginning
  of period .................................           632,955            134,110          1,260,625            444,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           727,827            632,955          1,258,078          1,260,625
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            62,971             16,666            127,784             54,725
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,508             52,154              8,786             81,191
  Units redeemed ............................            (5,071)            (5,849)           (15,267)            (8,132)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            67,408             62,971            121,303            127,784
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedHiIncS                             FedQualBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       360,770            102,067         11,859,677          9,457,505
  Realized gain (loss) on investments .......           211,847             74,770          1,940,383          7,041,322
  Change in unrealized gain (loss)
    on investments ..........................           (91,245)           555,564         (8,876,907)        (2,612,698)
  Reinvested capital gains ..................                 -                  -          3,671,473                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           481,372            732,401          8,594,626         13,886,129
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           271,593          4,345,259         12,300,100         70,734,000
  Transfers between funds ...................          (649,477)           754,565        (49,319,090)       (30,257,419)
  Redemptions (note 3) ......................          (703,366)          (156,277)       (33,756,198)       (46,620,250)
  Annuity benefits ..........................                 -                  -            (99,655)          (218,968)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (2,981)            (3,019)
  Contingent deferred sales charges
    (note 2) ................................            (2,489)            (3,136)          (527,229)          (671,540)
  Adjustments to maintain reserves ..........                10               (211)           157,761           (170,052)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,083,729)         4,940,200        (71,247,292)        (7,207,248)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (602,357)         5,672,601        (62,652,666)         6,678,881
Contract owners' equity beginning
  of period .................................         6,802,892          1,130,291        425,597,014        418,918,133
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,200,535          6,802,892        362,944,348        425,597,014
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           594,118            118,039         33,400,483         33,983,812
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           123,908            603,072          4,283,278         18,046,765
  Units redeemed ............................          (216,668)          (126,993)        (9,892,247)       (18,630,094)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           501,358            594,118         27,791,514         33,400,483
                                                ===============    ===============    ===============    ===============

                                                             FedQualBds                            FidVIPEIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           272,843             68,980          2,385,188          2,957,135
  Realized gain (loss) on investments .......            21,342             49,972          1,659,770        (40,830,053)
  Change in unrealized gain (loss)
    on investments ..........................          (243,096)            66,593         74,957,662        216,526,362
  Reinvested capital gains ..................           111,654                  -          3,165,949                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           162,743            185,545         82,168,569        178,653,444
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           393,248         10,048,778         28,214,623         64,854,038
  Transfers between funds ...................          (981,821)        (1,270,391)        23,367,078         48,190,726
  Redemptions (note 3) ......................          (751,417)          (504,510)       (73,051,498)       (55,923,331)
  Annuity benefits ..........................                 -                  -           (258,035)          (135,363)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (10,845)           (10,528)
  Contingent deferred sales charges
    (note 2) ................................            (8,379)            (4,877)        (1,258,448)          (958,714)
  Adjustments to maintain reserves ..........              (121)              (618)          (677,502)            (8,175)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,348,490)         8,268,382        (23,674,627)        56,008,653
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,185,747)         8,453,927         58,493,942        234,662,097
Contract owners' equity beginning
  of period .................................        12,646,527          4,192,600        836,579,731        601,917,634
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        11,460,780         12,646,527        895,073,673        836,579,731
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,158,034            393,660         64,919,984         60,212,580
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            83,334          1,025,655         10,873,410         27,071,472
  Units redeemed ............................          (207,005)          (261,281)       (12,682,821)       (22,364,068)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,034,363          1,158,034         63,110,573         64,919,984
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPEI2                             FidVIPGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (65,215)           (96,560)        (6,539,192)        (5,853,614)
  Realized gain (loss) on investments .......           384,939             22,557        (73,705,202)      (137,589,464)
  Change in unrealized gain (loss)
    on investments ..........................         1,051,925          3,129,669         89,715,070        305,059,557
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,429,229          3,055,666          9,470,676        161,616,479
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           611,034          8,370,813         19,375,929         36,005,367
  Transfers between funds ...................           204,525            437,918        (39,388,199)        (1,208,425)
  Redemptions (note 3) ......................          (649,027)          (328,496)       (58,181,743)       (45,629,834)
  Annuity benefits ..........................                 -                  -           (107,118)          (131,451)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (25,605)           (28,506)
  Contingent deferred sales charges
    (note 2) ................................            (9,765)            (2,048)        (1,199,407)        (1,026,702)
  Adjustments to maintain reserves ..........                54               (299)           165,408           (202,616)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           156,821          8,477,888        (79,360,735)       (12,222,167)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,586,050         11,533,554        (69,890,059)       149,394,312
Contract owners' equity beginning
  of period .................................        15,156,305          3,622,751        684,233,425        534,839,113
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    16,742,355         15,156,305        614,343,366        684,233,425
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,453,838            443,769         58,941,283         60,318,635
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           191,478          1,106,984          7,186,329         22,837,358
  Units redeemed ............................          (174,813)           (96,915)       (14,156,664)       (24,214,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,470,503          1,453,838         51,970,948         58,941,283
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGr2                             FidVIPHIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (101,296)           (73,170)        20,156,403         11,852,743
  Realized gain (loss) on investments .......           141,455             20,004         16,056,216         22,384,181
  Change in unrealized gain (loss)
    on investments ..........................            32,193          1,241,220        (15,460,002)        24,568,742
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            72,352          1,188,054         20,752,617         58,805,666
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           317,918          3,313,085          7,739,145         26,110,907
  Transfers between funds ...................            11,155             96,499        (45,098,634)        70,065,598
  Redemptions (note 3) ......................          (285,524)          (120,097)       (28,893,459)       (26,465,680)
  Annuity benefits ..........................                 -                  -            (33,698)           (29,096)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,297)            (3,442)
  Contingent deferred sales charges
    (note 2) ................................            (4,244)              (526)          (387,277)          (376,102)
  Adjustments to maintain reserves ..........               (51)              (158)            52,925             42,675
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,254          3,288,803        (66,624,295)        69,344,860
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           111,606          4,476,857        (45,871,678)       128,150,526
Contract owners' equity beginning
  of period .................................         5,981,099          1,504,242        324,110,785        195,960,259
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,092,705          5,981,099        278,239,107        324,110,785
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           619,256            202,676         35,327,848         26,938,971
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            77,964            456,810         22,592,550         58,315,696
  Units redeemed ............................           (74,304)           (40,230)       (29,852,561)       (49,926,819)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           622,916            619,256         28,067,837         35,327,848
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPOvS                             FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           664           (176,474)           (65,245)           (64,500)
  Realized gain (loss) on investments .......         1,314,469         (3,076,782)           221,844             54,812
  Change in unrealized gain (loss)
    on investments ..........................         6,130,247         23,651,221            694,824          2,035,086
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,445,380         20,397,965            851,423          2,025,398
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           198,329            537,425            372,280          3,554,446
  Transfers between funds ...................        (3,824,188)        (7,727,998)           649,000              4,793
  Redemptions (note 3) ......................        (5,918,879)        (4,302,100)          (344,476)          (152,954)
  Annuity benefits ..........................           (20,179)           (10,721)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (1,045)            (1,103)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (135,866)           (92,362)            (6,591)              (563)
  Adjustments to maintain reserves ..........            29,692            (83,871)               405               (187)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,672,136)       (11,680,730)           670,618          3,405,535
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,226,756)         8,717,235          1,522,041          5,430,933
Contract owners' equity beginning
  of period .................................        68,581,584         59,864,349          6,988,652          1,557,719
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    66,354,828         68,581,584          8,510,693          6,988,652
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         6,173,912          7,674,047            646,592            202,377
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,078             43,998            134,371            513,879
  Units redeemed ............................          (903,899)        (1,544,133)           (72,701)           (69,664)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,309,091          6,173,912            708,262            646,592
                                                ===============    ===============    ===============    ===============

                                                             FidVIPOvSR                            FidVIPConS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (177,165)          (195,934)        (6,434,775)        (4,507,583)
  Realized gain (loss) on investments .......           907,345           (302,818)        (8,454,909)       (23,220,747)
  Change in unrealized gain (loss)
    on investments ..........................         7,894,149         14,003,683        107,479,707        162,538,409
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,624,329         13,504,931         92,590,023        134,810,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,104,185          7,214,455         24,564,304         49,277,631
  Transfers between funds ...................        20,442,176         19,016,865         54,710,889         10,604,840
  Redemptions (note 3) ......................        (5,396,077)        (1,809,731)       (57,631,258)       (41,625,713)
  Annuity benefits ..........................            (4,753)              (131)          (254,939)          (198,300)
  Annual contract maintenance charges
    (note 2) ................................              (628)              (340)           (23,138)           (24,206)
  Contingent deferred sales charges
    (note 2) ................................           (92,312)           (27,411)        (1,066,934)          (870,693)
  Adjustments to maintain reserves ..........            31,742            108,398          1,155,991             (7,151)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        20,084,333         24,502,105         21,454,915         17,156,408
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,708,662         38,007,036        114,044,938        151,966,487
Contract owners' equity beginning
  of period .................................        55,925,673         17,918,637        656,129,896        504,163,409
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        84,634,335         55,925,673        770,174,834        656,129,896
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,106,033          2,316,895         46,557,635         45,313,610
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,586,241          3,791,072         10,828,104         14,260,004
  Units redeemed ............................        (1,829,504)        (1,001,934)        (9,436,648)       (13,015,979)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         6,862,770          5,106,033         47,949,091         46,557,635
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPCon2                            FidVIPIGBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (223,535)          (140,236)           355,270            (34,382)
  Realized gain (loss) on investments .......           217,629             31,589           (292,649)             5,836
  Change in unrealized gain (loss)
    on investments ..........................         1,739,696          2,412,240            154,950            149,709
  Reinvested capital gains ..................                 -                  -            440,690                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,733,790          2,303,593            658,261            121,163
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           589,993          7,027,821          2,295,923          2,071,887
  Transfers between funds ...................           743,062            604,330         18,701,251          9,379,418
  Redemptions (note 3) ......................          (447,831)          (184,112)        (1,846,372)          (293,119)
  Annuity benefits ..........................                 -                  -            (10,022)            (1,314)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (219)                (6)
  Contingent deferred sales charges
    (note 2) ................................            (4,689)            (1,778)           (25,864)            (1,022)
  Adjustments to maintain reserves ..........                56               (264)            13,919                469
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           880,591          7,445,997         19,128,616         11,156,313
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         2,614,381          9,749,590         19,786,877         11,277,476
Contract owners' equity beginning
  of period .................................        12,657,188          2,907,598         11,277,476                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,271,569         12,657,188         31,064,353         11,277,476
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,168,158            337,942          1,077,164                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           177,664            897,404          3,110,124          1,507,694
  Units redeemed ............................           (99,203)           (67,188)        (1,296,093)          (430,530)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,246,619          1,168,158          2,891,195          1,077,164
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGrOpS                           FidVIPMCap2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (540,389)          (389,580)          (163,129)           (81,089)
  Realized gain (loss) on investments .......        (7,399,065)       (14,286,860)           205,528             10,676
  Change in unrealized gain (loss)
    on investments ..........................        12,765,695         36,481,667          1,850,811          1,878,669
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         4,826,241         21,805,227          1,893,210          1,808,256
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,001,729          2,356,973            746,035          3,529,924
  Transfers between funds ...................        (4,484,481)        (6,408,512)           775,785            594,687
  Redemptions (note 3) ......................        (9,990,025)        (8,538,150)          (395,996)          (118,471)
  Annuity benefits ..........................           (15,657)           (18,518)            (1,591)                 -
  Annual contract maintenance charges
    (note 2) ................................            (2,026)            (2,326)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (192,162)          (174,358)            (4,035)            (1,623)
  Adjustments to maintain reserves ..........             7,543            (10,477)             6,115               (190)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (12,675,079)       (12,795,368)         1,126,313          4,004,327
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,848,838)         9,009,859          3,019,523          5,812,583
Contract owners' equity beginning
  of period .................................        96,048,626         87,038,767          7,623,045          1,810,462
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,199,788         96,048,626         10,642,568          7,623,045
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,741,094         12,480,171            656,982            211,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           510,985          1,335,597            153,919            482,447
  Units redeemed ............................        (1,928,845)        (3,074,674)           (69,414)           (37,317)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,323,234         10,741,094            741,487            656,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPValS                            FidVIPValS2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (738,986)          (279,775)           (46,764)           (24,057)
  Realized gain (loss) on investments .......         1,028,554          6,752,263            142,209            176,805
  Change in unrealized gain (loss)
    on investments ..........................         2,895,101          1,985,566            182,372            458,030
  Reinvested capital gains ..................           157,629            293,422              6,448             10,081
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,342,298          8,751,476            284,265            620,859
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,094,308          4,996,329            222,906            811,914
  Transfers between funds ...................         8,980,971         30,004,669            395,083            253,649
  Redemptions (note 3) ......................        (5,140,335)        (1,891,915)           (77,921)           (33,735)
  Annuity benefits ..........................           (18,236)            (8,806)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (534)               (98)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (88,695)           (28,192)              (494)              (375)
  Adjustments to maintain reserves ..........            24,467            (24,605)                65                (81)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,851,946         33,047,382            539,639          1,031,372
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,194,244         41,798,858            823,904          1,652,231
Contract owners' equity beginning
  of period .................................        48,502,026          6,703,168          2,099,853            447,622
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,696,270         48,502,026          2,923,757          2,099,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,151,781            897,365            182,049             59,983
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,505,734         14,039,508             77,813            178,722
  Units redeemed ............................        (7,117,363)       (10,785,092)           (32,977)           (56,656)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,540,152          4,151,781            226,885            182,049
                                                ===============    ===============    ===============    ===============

                                                             FHCapAp                               FHCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (7,191)            (4,838)            (7,916)           (13,413)
  Realized gain (loss) on investments .......            10,088             (1,226)             2,833            (28,858)
  Change in unrealized gain (loss)
    on investments ..........................            46,582            311,278             98,119            480,815
  Reinvested capital gains ..................            72,454                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           121,933            305,214             93,036            438,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            68,891            127,146            121,927            477,443
  Transfers between funds ...................              (255)            74,214           (116,899)            87,598
  Redemptions (note 3) ......................           (42,066)           (17,698)          (106,325)          (134,190)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (496)              (121)            (1,638)            (3,784)
  Adjustments to maintain reserves ..........               (16)               (95)               (51)             1,701
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            26,058            183,446           (102,986)           428,768
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           147,991            488,660             (9,950)           867,312
Contract owners' equity beginning
  of period .................................         1,123,966            635,306          2,291,178          1,423,866
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,271,957          1,123,966          2,281,228          2,291,178
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            89,589             71,602            241,003            190,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,680             20,443             15,015             93,260
  Units redeemed ............................            (4,564)            (2,456)           (26,132)           (42,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            91,705             89,589            229,886            241,003
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          FrVIPRisDiv2                          FrVIPSmCapV2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,392)                 -               (569)                 -
  Realized gain (loss) on investments .......                58                  -                736                  -
  Change in unrealized gain (loss)
    on investments ..........................            29,810                  -             16,974                  -
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            29,313                  -             17,141                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           428,541                  -            158,291                  -
  Transfers between funds ...................            40,478                  -             64,152                  -
  Redemptions (note 3) ......................            (4,290)                 -               (671)                 -
  Annuity benefits ..........................           (14,249)                 -             (5,840)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........               103                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           450,583                  -            215,929                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ........          479,896                  -            233,070                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ........  $       479,896                  -            233,070                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            44,349                  -             18,367                  -
  Units redeemed ............................            (1,625)                 -               (508)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            42,724                  -             17,859                  -
                                                ===============    ===============    ===============    ===============

                                                          FrVIPForSec2                          FrVIPForSec3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                89                  -                (53)                 -
  Realized gain (loss) on investments .......                41                  -                221                  -
  Change in unrealized gain (loss)
    on investments ..........................            13,202                  -              2,263                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            13,332                  -              2,431                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           102,522                  -             39,619                  -
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions (note 3) ......................              (757)                 -             (1,061)                 -
  Annuity benefits ..........................           (10,813)                 -               (146)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                93                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            91,045                  -            38,409                   -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           104,377                  -             40,840                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,377                  -             40,840                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,190                  -              3,696                  -
  Units redeemed ............................              (846)                 -               (106)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,344                  -              3,590                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITCVal                              GVITIntVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       132,644             59,023                 12                  -
  Realized gain (loss) on investments .......         1,256,200         (3,489,008)                 3                  -
  Change in unrealized gain (loss)
    on investments ..........................        10,555,909         14,454,074                582                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,944,753         11,024,089                597                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,781,813          5,147,961              3,917                  -
  Transfers between funds ...................        35,009,986          8,018,068                  -                  -
  Redemptions (note 3) ......................        (6,327,542)        (3,160,411)                 -                  -
  Annuity benefits ..........................           (30,698)           (11,511)              (171)                 -
  Annual contract maintenance charges
    (note 2) ................................            (1,279)              (828)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (112,208)           (47,211)                 -                  -
  Adjustments to maintain reserves ..........            18,796             (7,321)                (2)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        32,338,868          9,938,747              3,744                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        44,283,621         20,962,836              4,341                  -
Contract owners' equity beginning
  of period .................................        54,245,076         33,282,240                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    98,528,697         54,245,076              4,341                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,371,018          4,287,245                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,532,752          2,945,787                350                  -
  Units redeemed ............................        (1,529,921)        (1,862,014)               (14)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         8,373,849          5,371,018                336                  -
                                                ===============    ===============    ===============    ===============

                                                           GVITIntVal3                          GVITDMidCapl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           166,818            (24,580)        (1,911,225)        (1,538,275)
  Realized gain (loss) on investments .......           280,133            886,538          4,080,015         (7,053,738)
  Change in unrealized gain (loss)
    on investments ..........................         3,493,675            475,421         28,670,704         68,228,073
  Reinvested capital gains ..................                 -                  -          7,307,584              1,510
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,940,626          1,337,379         38,147,078         59,637,570
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,644,153            341,824         11,875,890         24,079,746
  Transfers between funds ...................        24,650,487          4,671,715         18,994,566         11,446,453
  Redemptions (note 3) ......................        (1,334,536)           (66,034)       (21,782,567)       (16,068,806)
  Annuity benefits ..........................                 -                  -            (76,342)           (66,880)
  Annual contract maintenance charges
    (note 2) ................................              (104)                 -             (4,512)            (3,998)
  Contingent deferred sales charges
    (note 2) ................................           (18,083)            (1,251)          (368,045)          (276,642)
  Adjustments to maintain reserves ..........           (84,093)             1,622             96,017             44,911
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        24,857,824          4,947,876          8,735,007         19,154,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,798,450          6,285,255         46,882,085         78,792,354
Contract owners' equity beginning
  of period .................................         6,285,255                  -        263,032,318        184,239,964
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        35,083,705          6,285,255        309,914,403        263,032,318
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           458,485                  -         15,398,869         14,362,198
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,195,435          5,645,277          4,387,640          8,932,238
  Units redeemed ............................          (515,679)        (5,186,792)        (3,925,569)        (7,895,567)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,138,241            458,485         15,860,940         15,398,869
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITEmMrkts                           GVITEmMrkts3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (12,047)           (20,148)           (82,269)          (123,163)
  Realized gain (loss) on investments .......           309,349           (182,123)         6,187,128          1,425,871
  Change in unrealized gain (loss)
    on investments ..........................            14,755          2,015,695         (5,144,179)         8,314,911
  Reinvested capital gains ..................           302,339                  -          3,589,995                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           614,396          1,813,424          4,550,675          9,617,619
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,458             26,082          2,639,637          2,586,000
  Transfers between funds ...................        (1,208,395)          (531,852)         7,564,349         14,341,938
  Redemptions (note 3) ......................          (197,204)          (274,119)        (4,131,891)        (1,501,704)
  Annuity benefits ..........................            (6,895)            (8,490)              (588)                 -
  Annual contract maintenance charges
    (note 2) ................................              (186)              (153)              (504)              (143)
  Contingent deferred sales charges
    (note 2) ................................            (2,426)            (6,425)           (62,491)           (37,171)
  Adjustments to maintain reserves ..........            11,633                128             25,100              3,143
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,353,015)          (794,829)         6,033,612         15,392,063
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (738,619)         1,018,595         10,584,287         25,009,682
Contract owners' equity beginning
  of period .................................         4,486,203          3,467,608         34,902,010          9,892,328
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,747,584          4,486,203         45,486,297         34,902,010
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           406,653            515,037          2,849,141          1,318,331
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            24,677             16,383          3,233,682          2,669,042
  Units redeemed ............................          (147,211)          (124,767)        (2,976,576)        (1,138,232)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           284,119            406,653          3,106,247          2,849,141
                                                ===============    ===============    ===============    ===============

                                                             GVITEmMrkts6                          GVITFHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               359                  -         12,241,159         11,281,596
  Realized gain (loss) on investments .......               195                  -          9,570,747          2,031,017
  Change in unrealized gain (loss)
    on investments ..........................            10,878                  -         (5,297,847)        19,103,214
  Reinvested capital gains ..................            11,318                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            22,750                  -         16,514,059         32,415,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            15,809                  -          6,619,153         19,713,725
  Transfers between funds ...................           118,135                  -          7,690,137         30,693,333
  Redemptions (note 3) ......................              (998)                 -        (17,628,815)       (16,550,572)
  Annuity benefits ..........................                 -                  -            (36,443)           (23,924)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,434)            (1,278)
  Contingent deferred sales charges
    (note 2) ................................                (1)                 -           (287,592)          (236,002)
  Adjustments to maintain reserves ..........                14                  -             54,570            (28,454)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           132,959                  -         (3,590,424)        33,566,828
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           155,709                  -         12,923,635         65,982,655
Contract owners' equity beginning
  of period .................................                 -                  -        204,038,119        138,055,464
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           155,709                  -        216,961,754        204,038,119
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         16,524,655         13,477,703
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            13,383                  -          9,445,595         21,012,937
  Units redeemed ............................               (89)                 -         (9,814,369)       (17,965,985)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            13,294                  -         16,155,881         16,524,655
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGlFin1                            GVITGlFin3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $            40               (182)            23,948            (19,708)
  Realized gain (loss) on investments .......             4,708              4,008            699,025            130,809
  Change in unrealized gain (loss)
    on investments ..........................              (332)             1,626            (74,111)           522,299
  Reinvested capital gains ..................             2,562              3,062            538,454            517,212
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             6,978              8,514          1,187,316          1,150,612
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            14,243             15,896            334,997            763,758
  Transfers between funds ...................                 -                  -          3,067,052          1,497,125
  Redemptions (note 3) ......................            (1,015)            (8,748)          (979,769)          (296,640)
  Annuity benefits ..........................            (8,325)            (6,072)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (76)               (12)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (22,491)            (9,699)
  Adjustments to maintain reserves ..........               234                  7              1,971               (298)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,137              1,083          2,401,684          1,954,234
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            12,115              9,597          3,589,000          3,104,846
Contract owners' equity beginning
  of period .................................            32,234             22,637          5,474,639          2,369,793
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        44,349             32,234          9,063,639          5,474,639
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             2,686              2,635            444,314            268,594
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               568                677            788,311            536,986
  Units redeemed ............................              (161)              (626)          (617,980)          (361,266)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             3,093              2,686            614,645            444,314
                                                ===============    ===============    ===============    ===============

                                                            GVITGlHlth                          GVITGlHlth3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (1,173)              (252)          (332,470)          (202,814)
  Realized gain (loss) on investments .......             1,027                388            663,266          1,463,718
  Change in unrealized gain (loss)
    on investments ..........................             4,755             (2,408)           598,683            663,347
  Reinvested capital gains ..................               437              7,076            113,065          2,172,271
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,046              4,804          1,042,544          4,096,522
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            34,616            112,401          1,433,932          3,510,554
  Transfers between funds ...................            (2,698)                 -          9,785,372          5,472,303
  Redemptions (note 3) ......................            (2,324)           (55,623)        (2,637,147)        (1,255,058)
  Annuity benefits ..........................            (4,005)            (1,576)               (72)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (239)               (80)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (57,348)           (28,680)
  Adjustments to maintain reserves ..........             9,701              4,343              6,536              5,602
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            35,290             59,545          8,531,034          7,704,641
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            40,336             64,349          9,573,578         11,801,163
Contract owners' equity beginning
  of period .................................            64,349                  -         19,957,282          8,156,119
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,685             64,349         29,530,860         19,957,282
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               580                  -          1,751,103            966,515
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            10,045              5,950          2,278,515          2,373,199
  Units redeemed ............................            (1,821)            (5,370)        (1,596,515)        (1,588,611)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,804                580          2,433,103          1,751,103
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGITech                            GVITGITech3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (41,555)           (41,758)          (260,368)          (151,185)
  Realized gain (loss) on investments .......          (142,634)          (455,331)         1,212,659            655,526
  Change in unrealized gain (loss)
    on investments ..........................           251,984          1,931,708         (2,487,881)         3,054,545
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            67,795          1,434,619         (1,535,590)         3,558,886
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            43,174             14,773            953,984          1,875,058
  Transfers between funds ...................          (470,690)          (432,626)        (6,187,479)        15,284,220
  Redemptions (note 3) ......................          (249,605)          (250,767)        (1,981,789)          (717,055)
  Annuity benefits ..........................            (2,714)              (884)              (205)                 -
  Annual contract maintenance charges
    (note 2) ................................              (292)              (312)              (327)              (173)
  Contingent deferred sales charges
    (note 2) ................................            (6,734)            (9,468)           (47,927)           (13,328)
  Adjustments to maintain reserves ..........               430               (891)            29,924              8,441
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (686,431)          (680,175)        (7,233,819)        16,437,163
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (618,636)           754,444         (8,769,409)        19,996,049
Contract owners' equity beginning
  of period .................................         3,857,204          3,102,760         23,644,482          3,648,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,238,568          3,857,204         14,875,073         23,644,482
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,232,090          1,513,650          2,165,513            511,430
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            26,033             65,277          1,004,343          2,593,769
  Units redeemed ............................          (260,292)          (346,837)        (1,848,623)          (939,686)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           997,831          1,232,090          1,321,233          2,165,513
                                                ===============    ===============    ===============    ===============

                                                           GVITGIUtl1                            GVITGIUtl3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                54               (314)            44,355            (10,268)
  Realized gain (loss) on investments .......             9,832              3,669            443,015             21,054
  Change in unrealized gain (loss)
    on investments ..........................             3,477              6,261          1,877,480            381,561
  Reinvested capital gains ..................             3,231                  -            820,589                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            16,594              9,616          3,185,439            392,347
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                (1)            18,987            399,115            412,418
  Transfers between funds ...................            11,362                  -         14,719,238          1,485,667
  Redemptions (note 3) ......................            (4,895)           (11,467)        (1,529,293)          (131,309)
  Annuity benefits ..........................            (1,307)              (572)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (55)               (26)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (13,801)            (3,073)
  Adjustments to maintain reserves ..........               796                  7              2,523             15,047
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,955              6,955         13,577,727          1,778,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            22,549             16,571         16,763,166          2,171,071
Contract owners' equity beginning
  of period .................................            54,526             37,955          2,946,757            775,686
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            77,075             54,526         19,709,923          2,946,757
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             5,169              4,408            303,185             97,862
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               709              1,128          1,674,415            379,733
  Units redeemed ............................              (185)              (367)          (401,172)          (174,410)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             5,693              5,169          1,576,428            303,185
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITGvtBd                             GVITGvtBd2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    30,429,642         18,903,344            643,894            252,827
  Realized gain (loss) on investments .......          (723,319)        14,834,041           (212,731)           (76,136)
  Change in unrealized gain (loss)
    on investments ..........................       (30,035,683)       (27,948,772)          (618,705)          (306,298)
  Reinvested capital gains ..................        14,599,981          1,365,121            385,879             26,042
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,270,621          7,153,734            198,337           (103,565)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        21,014,695        104,589,456            601,007         17,330,638
  Transfers between funds ...................      (104,550,935)      (209,210,831)        (2,801,864)        (4,421,736)
  Redemptions (note 3) ......................       (81,464,065)      (109,981,926)        (1,346,191)        (1,891,978)
  Annuity benefits ..........................          (209,373)          (381,274)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (10,132)           (12,446)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................        (1,209,234)        (1,784,293)           (13,269)           (39,881)
  Adjustments to maintain reserves ..........            76,300           (110,802)               (32)            (1,117)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............      (166,352,744)      (216,892,116)        (3,560,349)        10,975,926
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......      (152,082,123)      (209,738,382)        (3,362,012)        10,872,361
Contract owners' equity beginning
  of period .................................       804,239,397      1,013,977,779         20,998,616         10,126,255
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   652,157,274        804,239,397         17,636,604         20,998,616
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        61,425,031         77,981,271          1,961,425            945,128
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,199,619         27,396,262            108,515          1,776,083
  Units redeemed ............................       (19,829,032)       (43,952,502)          (441,005)          (759,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        48,795,618         61,425,031          1,628,935          1,961,425
                                                ===============    ===============    ===============    ===============

                                                             GVITGrowth                           GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (687,623)          (918,411)           165,330             18,990
  Realized gain (loss) on investments .......        (2,856,885)       (24,435,820)         4,358,635          1,427,949
  Change in unrealized gain (loss)
    on investments ..........................         9,359,622         49,323,053            662,003          6,533,904
  Reinvested capital gains ..................                 -                  -          1,361,989            499,696
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,815,114         23,968,822          6,547,957          8,480,539
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,863,333          3,469,490          7,159,783         19,038,503
  Transfers between funds ...................        (6,350,932)        (2,551,615)        13,190,154          6,653,038
  Redemptions (note 3) ......................        (9,878,593)        (7,995,182)        (4,493,548)        (2,041,857)
  Annuity benefits ..........................           (21,544)           (22,007)           (60,645)           (21,951)
  Annual contract maintenance charges
    (note 2) ................................            (7,775)            (8,403)            (1,838)              (926)
  Contingent deferred sales charges
    (note 2) ................................          (195,725)          (184,899)           (76,106)           (25,624)
  Adjustments to maintain reserves ..........             8,047            (10,127)            19,301             (1,284)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (13,583,189)        (7,302,743)        15,737,101         23,599,899
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,768,075)        16,666,079         22,285,058         32,080,438
Contract owners' equity beginning
  of period .................................        96,437,370         79,771,291         44,813,400         12,732,962
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,669,295         96,437,370         67,098,458         44,813,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,947,044         16,188,470          4,049,277          1,544,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           937,534          6,640,046          3,972,928          4,587,807
  Units redeemed ............................        (3,036,785)        (7,881,472)        (2,592,817)        (2,083,042)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,847,793         14,947,044          5,429,388          4,049,277
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDCon                             GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $     1,112,125          1,152,057          2,602,074          1,268,850
  Realized gain (loss) on investments .......         1,713,591            254,095            922,739           (639,597)
  Change in unrealized gain (loss)
    on investments ..........................          (367,739)         4,799,618         24,203,003         39,411,597
  Reinvested capital gains ..................         1,103,556            421,643          2,049,052            121,231
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,561,533          6,627,413         29,776,868         40,162,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,480,442         44,072,722         39,381,882        102,210,056
  Transfers between funds ...................         2,014,461         12,124,543         63,626,504         68,595,491
  Redemptions (note 3) ......................       (15,298,474)       (13,356,444)       (27,318,841)       (16,808,886)
  Annuity benefits ..........................          (142,648)          (165,051)          (376,987)           (55,157)
  Annual contract maintenance charges
    (note 2) ................................            (1,311)              (728)            (5,628)            (2,580)
  Contingent deferred sales charges
    (note 2) ................................          (445,238)          (243,827)          (513,282)          (173,962)
  Adjustments to maintain reserves ..........            50,539           (502,578)           123,734            106,057
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,342,229)        41,928,637         74,917,382        153,871,019
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,780,696)        48,556,050        104,694,250        194,033,100
Contract owners' equity beginning
  of period .................................       112,022,363         63,466,313        314,884,132        120,851,032
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   110,241,667        112,022,363        419,578,382        314,884,132
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,506,818          6,278,984         28,925,404         13,348,727
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,050,388         10,173,947         12,791,365         21,580,075
  Units redeemed ............................        (4,551,518)        (5,946,113)        (6,268,024)        (6,003,398)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,005,688         10,506,818         35,448,745         28,925,404
                                                ===============    ===============    ===============    ===============

                                                           GVITIDModAgg                          GVITIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           864,418            154,267          1,526,152          1,076,470
  Realized gain (loss) on investments .......         1,950,606           (651,164)         1,376,898           (133,485)
  Change in unrealized gain (loss)
    on investments ..........................        14,023,854         24,330,093          5,686,325         13,774,622
  Reinvested capital gains ..................         2,757,866                  -          1,174,724            250,496
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,596,744         23,833,196          9,764,099         14,968,103
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        23,052,929         55,130,883         14,422,163         57,421,610
  Transfers between funds ...................        41,057,087         27,364,355         15,056,868         24,398,817
  Redemptions (note 3) ......................       (12,430,698)        (6,452,346)       (14,287,673)       (11,003,076)
  Annuity benefits ..........................          (136,164)           (71,215)           (93,097)           (32,071)
  Annual contract maintenance charges
    (note 2) ................................            (5,279)            (2,343)            (1,953)            (1,056)
  Contingent deferred sales charges
    (note 2) ................................          (230,530)           (96,117)          (256,366)          (111,102)
  Adjustments to maintain reserves ..........             9,648           (105,603)            24,772            699,121
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        51,316,993         75,767,614         14,864,714         71,372,243
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        70,913,737         99,600,810         24,628,813         86,340,346
Contract owners' equity beginning
  of period .................................       149,067,065         49,466,255        156,013,061         69,672,715
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       219,980,802        149,067,065        180,641,874        156,013,061
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,776,564          5,730,817         14,393,258          7,262,378
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,230,408         11,118,223          4,827,758         10,881,920
  Units redeemed ............................        (3,699,486)        (3,072,476)        (3,534,942)        (3,751,040)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        18,307,486         13,776,564         15,686,074         14,393,258
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIntGro                            GVITIntGro3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,560)           (13,025)            (7,722)           (34,451)
  Realized gain (loss) on investments .......            15,917            (80,656)           376,574            133,792
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,944            406,911            873,110
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           132,518            313,263            775,763            972,451
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             1,554             11,974            411,067            474,845
  Transfers between funds ...................          (140,692)          (132,237)         2,339,828          1,723,097
  Redemptions (note 3) ......................           (72,793)           (55,705)          (299,541)          (108,868)
  Annuity benefits ..........................            (2,556)            (5,539)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................               (64)               (62)               (72)               (46)
  Contingent deferred sales charges
    (note 2) ................................            (1,122)            (1,635)            (5,871)            (2,206)
  Adjustments to maintain reserves ..........               504            (54,134)             1,840               (224)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (215,169)          (237,338)         2,447,251          2,086,598
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (82,651)            75,925          3,223,014          3,059,049
Contract owners' equity beginning
  of period .................................         1,245,284          1,169,359          4,580,456          1,521,407
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,162,633          1,245,284          7,803,470          4,580,456
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           187,653            227,163            441,368            195,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,119                395            413,234            365,306
  Units redeemed ............................           (36,016)           (39,905)          (189,101)          (119,790)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           158,756            187,653            665,501            441,368
                                                ===============    ===============    ===============    ===============

                                                            GVITIntVal6                           GVITJPBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (599)                 -          1,184,110            810,971
  Realized gain (loss) on investments .......             1,272                  -         (2,684,232)        (2,305,720)
  Change in unrealized gain (loss)
    on investments ..........................            49,459                  -         12,346,423         23,721,662
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,132                  -         10,846,301         22,226,913
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           177,060                  -          5,361,041         12,416,387
  Transfers between funds ...................           353,906                  -             21,238          9,518,068
  Redemptions (note 3) ......................            (4,163)                 -        (14,972,126)       (12,927,805)
  Annuity benefits ..........................            (3,099)                 -            (30,794)           (23,579)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,775)            (1,956)
  Contingent deferred sales charges
    (note 2) ................................               (49)                 -           (246,794)          (242,528)
  Adjustments to maintain reserves ..........                99                  -             26,468             16,539
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           523,754                  -         (9,842,742)         8,755,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           573,886                  -          1,003,559         30,982,039
Contract owners' equity beginning
  of period .................................                 -                  -        157,664,036        126,681,997
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           573,886                  -        158,667,595        157,664,036
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         15,489,907         14,568,854
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            29,121                  -          2,222,234          3,946,749
  Units redeemed ............................              (322)                 -         (3,182,453)        (3,025,696)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            28,799                  -         14,529,688         15,489,907
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITSMdCpGr                            GVITMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,125,786)          (994,278)        (2,942,981)        (5,458,340)
  Realized gain (loss) on investments .......         4,745,583         (7,045,441)                 -                  -
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015         33,794,357                  -                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,935,812         25,754,638         (2,942,981)        (5,458,340)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,554,790          6,842,183         70,577,724        198,004,954
  Transfers between funds ...................        (8,456,586)         8,645,331        (45,376,194)      (225,045,550)
  Redemptions (note 3) ......................        (6,853,047)        (6,907,931)      (176,705,391)      (390,885,218)
  Annuity benefits ..........................            (8,964)            (4,331)          (446,522)          (289,885)
  Annual contract maintenance charges
    (note 2) ................................            (4,076)            (4,310)            (7,935)            (9,858)
  Contingent deferred sales charges
    (note 2) ................................          (148,448)          (150,205)        (2,888,827)        (4,427,228)
  Adjustments to maintain reserves ..........             4,507            (48,906)           (47,028)          (251,494)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,911,824)         8,371,831       (154,894,173)      (422,904,279)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            23,988         34,126,469       (157,837,154)      (428,362,619)
Contract owners' equity beginning
  of period .................................        97,010,699         62,884,230        693,971,283      1,122,333,902
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    97,034,687         97,010,699        536,134,129        693,971,283
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,921,111          8,014,482         61,044,850         98,379,110
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,564,605         12,755,438         81,586,088        315,059,467
  Units redeemed ............................        (2,655,713)       (11,848,809)       (95,375,370)      (352,393,727)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,830,003          8,921,111         47,255,568         61,044,850
                                                ===============    ===============    ===============    ===============

                                                            GVITNWFund                            GVITNWFund2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           724,341         (2,176,740)           (20,954)           (26,501)
  Realized gain (loss) on investments .......       (50,823,057)       (51,046,654)            67,372             14,269
  Change in unrealized gain (loss)
    on investments ..........................        84,255,029        147,784,824            126,511            450,162
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        34,156,313         94,561,430            172,929            437,930
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,881,218         17,577,258             52,326          1,424,828
  Transfers between funds ...................       (21,296,475)       (10,001,644)           (17,628)           (80,775)
  Redemptions (note 3) ......................       (40,093,874)       (34,837,718)          (185,536)          (101,088)
  Annuity benefits ..........................          (118,362)           (97,604)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (19,230)           (21,097)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (722,891)          (672,237)            (5,833)            (2,118)
  Adjustments to maintain reserves ..........            59,839             29,072               (139)              (123)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (53,309,775)       (28,023,970)          (156,810)         1,240,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (19,153,462)        66,537,460             16,119          1,678,654
Contract owners' equity beginning
  of period .................................       448,291,057        381,753,597          2,445,831            767,177
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       429,137,595        448,291,057          2,461,950          2,445,831
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        40,667,472         43,675,677            243,662             95,189
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,489,367          4,469,689             10,410            175,561
  Units redeemed ............................        (6,303,826)        (7,477,894)           (25,705)           (27,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        35,853,013         40,667,472            228,367            243,662
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GVITLead                              GVITLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           (30)               (32)           (48,450)           (60,744)
  Realized gain (loss) on investments .......               893                (90)           458,719             28,756
  Change in unrealized gain (loss)
    on investments ..........................              (366)               845            422,065          1,207,972
  Reinvested capital gains ..................                53                  -             94,639                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............               550                723            926,973          1,175,984
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                12              2,861            417,466            876,601
  Transfers between funds ...................                 -                  -           (263,140)        (1,406,167)
  Redemptions (note 3) ......................                 -             (2,829)          (486,117)          (512,147)
  Annuity benefits ..........................              (300)              (240)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (99)               (83)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (11,152)            (5,296)
  Adjustments to maintain reserves ..........                27                  7              1,237               (506)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............              (261)              (201)          (341,805)        (1,047,598)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......               289                522            585,168            128,386
Contract owners' equity beginning
  of period .................................             3,497              2,975          6,293,400          6,165,014
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,786              3,497          6,878,568          6,293,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               337                355            555,773            675,300
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 1                362            219,515            357,913
  Units redeemed ............................               (27)              (380)          (257,668)          (477,440)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................               311                337            517,620            555,773
                                                ===============    ===============    ===============    ===============

                                                           GVITNStrVal                           GVITSmCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,730)          (115,155)        (1,197,364)        (1,079,419)
  Realized gain (loss) on investments .......         1,417,464           (587,126)         5,834,626          1,114,567
  Change in unrealized gain (loss)
    on investments ..........................          (479,313)         4,323,916          6,141,078         23,912,585
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           892,421          3,621,635         10,778,340         23,947,733
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            51,066            183,538          3,468,698          7,770,156
  Transfers between funds ...................       (13,650,598)          (611,534)        (9,284,597)         6,808,129
  Redemptions (note 3) ......................          (481,244)          (810,958)        (7,190,753)        (6,450,435)
  Annuity benefits ..........................              (515)            (2,983)           (12,420)           (11,086)
  Annual contract maintenance charges
    (note 2) ................................              (109)              (245)            (2,080)            (2,115)
  Contingent deferred sales charges
    (note 2) ................................           (11,873)            (5,380)          (166,562)          (166,806)
  Adjustments to maintain reserves ..........           (17,033)            11,334             25,065            (18,699)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (14,110,306)        (1,236,228)       (13,162,649)         7,929,144
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (13,217,885)         2,385,407         (2,384,309)        31,876,877
Contract owners' equity beginning
  of period .................................        13,217,885         10,832,478        102,705,564         70,828,687
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -         13,217,885        100,321,255        102,705,564
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,255,626          1,421,331          7,921,776          7,239,678
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           164,086            174,295          4,495,693         14,899,505
  Units redeemed ............................        (1,419,712)          (340,000)        (5,509,882)       (14,217,407)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -          1,255,626          6,907,587          7,921,776
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmCapGr2                          GVITSmCapVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (35,177)           (23,187)        (5,296,159)        (3,926,547)
  Realized gain (loss) on investments .......            50,224            (16,435)         8,374,886        (28,435,099)
  Change in unrealized gain (loss)
    on investments ..........................           198,201            405,858         28,054,550        180,413,361
  Reinvested capital gains ..................                 -                  -         32,764,430                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           213,248            366,236         63,897,707        148,051,715
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            49,725          1,047,997         13,762,552         27,102,458
  Transfers between funds ...................            42,846            123,652        (10,936,552)           872,900
  Redemptions (note 3) ......................           (90,975)           (34,739)       (32,793,677)       (25,048,350)
  Annuity benefits ..........................                 -                  -            (75,031)           (46,884)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,449)            (8,001)
  Contingent deferred sales charges
    (note 2) ................................            (1,121)              (473)          (660,734)          (509,639)
  Adjustments to maintain reserves ..........                 7             (1,892)           149,811             (3,225)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............               482          1,134,545        (30,562,080)         2,359,259
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           213,730          1,500,781         33,335,627        150,410,974
Contract owners' equity beginning
  of period .................................         1,946,808            446,027        438,466,098        288,055,124
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,160,538          1,946,808        471,801,725        438,466,098
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           206,299             62,244         20,424,000         20,923,018
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            19,048            160,012          5,346,475         17,161,745
  Units redeemed ............................           (19,371)           (15,957)        (6,867,912)       (17,660,763)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           205,976            206,299         18,902,563         20,424,000
                                                ===============    ===============    ===============    ===============

                                                           GVITSmCapVal2                          GVITSmComp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (56,655)           (31,857)        (3,731,101)        (3,001,469)
  Realized gain (loss) on investments .......           141,195             22,450          4,875,589         (9,842,659)
  Change in unrealized gain (loss)
    on investments ..........................           119,231            874,628         11,696,543         99,894,575
  Reinvested capital gains ..................           252,212                  -         39,197,787                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           455,983            865,221         52,038,818         87,050,447
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           208,217          1,085,123          9,549,462         21,597,338
  Transfers between funds ...................           235,689            432,265           (962,791)           780,511
  Redemptions (note 3) ......................          (237,162)           (73,049)       (22,066,024)       (19,124,466)
  Annuity benefits ..........................                 -                  -            (49,451)           (43,782)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,485)            (5,431)
  Contingent deferred sales charges
    (note 2) ................................            (3,431)              (682)          (450,386)          (366,956)
  Adjustments to maintain reserves ..........                (7)               (58)            63,429            (45,430)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           203,306          1,443,599        (13,921,246)         2,791,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           659,289          2,308,820         38,117,572         89,842,231
Contract owners' equity beginning
  of period .................................         2,957,361            648,541        311,251,698        221,409,467
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,616,650          2,957,361        349,369,270        311,251,698
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           271,345             91,515         18,060,444         17,985,000
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,744            211,028          3,016,183         14,339,738
  Units redeemed ............................           (38,361)           (31,198)        (3,877,930)       (14,264,294)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           288,728            271,345         17,198,697         18,060,444
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmComp2                           GVITTGroFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004                2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (81,559)           (53,175)            (6,075)           (19,402)
  Realized gain (loss) on investments .......           128,393              8,658             10,804           (171,522)
  Change in unrealized gain (loss)
    on investments ..........................            99,639          1,089,488             40,560            857,450
  Reinvested capital gains ..................           556,124                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           702,597          1,044,971             45,289            666,526
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           151,979          1,862,061                929                544
  Transfers between funds ...................            41,172            219,503         (1,783,116)          (343,412)
  Redemptions (note 3) ......................          (236,544)          (124,151)           (38,170)          (132,393)
  Annuity benefits ..........................                 -                  -               (105)              (235)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (39)               (79)
  Contingent deferred sales charges
    (note 2) ................................            (2,883)            (1,665)              (104)            (3,403)
  Adjustments to maintain reserves ..........               (17)              (132)               134             (3,280)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (46,293)         1,955,616         (1,820,471)          (482,258)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           656,304          3,000,587         (1,775,182)           184,268
Contract owners' equity beginning
  of period .................................         4,200,161          1,199,574          1,775,182          1,590,914
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     4,856,465          4,200,161                  -          1,775,182
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           389,998            153,778            559,208            750,449
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            32,321            262,307              1,250             17,018
  Units redeemed ............................           (35,634)           (26,087)          (560,458)          (208,259)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           386,685            389,998                  -            559,208
                                                ===============    ===============    ===============    ===============

                                                           GVITTGroFoc3                            GVITUSGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (17,885)           (33,994)            (1,813)              (217)
  Realized gain (loss) on investments .......           824,800            258,816                207                541
  Change in unrealized gain (loss)
    on investments ..........................          (698,770)           764,906             24,308              1,870
  Reinvested capital gains ..................                 -                  -              4,275              3,768
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           108,145            989,728             26,977              5,962
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            65,517            346,140            135,840             62,605
  Transfers between funds ...................        (4,732,487)         3,139,277             (1,340)             4,402
  Redemptions (note 3) ......................          (698,896)          (201,411)            (6,201)            (5,032)
  Annuity benefits ..........................                 -                  -             (5,318)            (1,765)
  Annual contract maintenance charges
    (note 2) ................................                (6)               (19)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,108)            (2,780)                 -                (12)
  Adjustments to maintain reserves ..........             4,775                210                171             26,270
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,362,205)         3,281,417            123,152             86,468
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (5,254,060)         4,271,145            150,129             92,430
Contract owners' equity beginning
  of period .................................         5,254,060            982,915             92,430                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -          5,254,060            242,559             92,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           471,588            131,153                575                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            57,527            575,628             18,797              1,022
  Units redeemed ............................          (529,115)          (235,193)            (1,542)              (447)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            471,588             17,830                575
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITUSGro3                          GVITVKMultiSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (355,018)          (274,730)         6,418,209          6,933,689
  Realized gain (loss) on investments .......         3,761,429            (42,764)         1,221,234          1,250,745
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         4,809,529          1,131,198          8,910,527
  Reinvested capital gains ..................         1,288,130          2,777,953                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,200,313          7,269,988          8,770,641         17,094,961
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,214,648          3,338,950          5,116,193         17,430,399
  Transfers between funds ...................       (18,858,639)        29,323,610         10,054,513         (9,170,004)
  Redemptions (note 3) ......................        (2,714,884)        (1,435,925)       (15,667,410)       (18,439,797)
  Annuity benefits ..........................                 -                  -            (43,728)           (41,189)
  Annual contract maintenance charges
    (note 2) ................................              (279)               (82)            (1,011)              (984)
  Contingent deferred sales charges
    (note 2) ................................           (44,535)           (17,923)          (215,958)          (347,408)
  Adjustments to maintain reserves ..........            18,442             21,885             23,360             29,817
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (20,385,247)        31,230,515           (734,041)       (10,539,166)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (18,184,934)        38,500,503          8,036,600          6,555,795
Contract owners' equity beginning
  of period .................................        42,432,617          3,932,114        170,197,114        163,641,319
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,247,683         42,432,617        178,233,714        170,197,114
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,766,233            525,137         13,033,009         13,884,968
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           874,042          4,728,501          3,023,367          6,918,553
  Units redeemed ............................        (2,703,916)        (1,487,405)        (3,073,141)        (7,770,512)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,936,359          3,766,233         12,983,235         13,033,009
                                                ===============    ===============    ===============    ===============

                                                            GVITWLead                             GVITWLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (241,674)          (260,018)           (88,768)           (33,867)
  Realized gain (loss) on investments .......         1,060,626           (496,231)           577,390            137,431
  Change in unrealized gain (loss)
    on investments ..........................         2,083,599          7,452,657            347,183            785,310
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,902,551          6,696,408            835,805            888,874
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            56,954            820,262            453,866            698,011
  Transfers between funds ...................        (1,519,791)        (5,324,646)           332,698          4,497,919
  Redemptions (note 3) ......................        (1,654,657)        (1,734,655)          (492,617)          (229,734)
  Annuity benefits ..........................              (769)              (506)            (3,256)              (244)
  Annual contract maintenance charges
    (note 2) ................................              (528)              (603)               (71)               (15)
  Contingent deferred sales charges
    (note 2) ................................           (27,736)           (30,795)            (8,652)            (4,777)
  Adjustments to maintain reserves ..........            (2,038)            (6,525)             3,852              2,924
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,148,565)        (6,277,468)           285,820          4,964,084
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (246,014)           418,940          1,121,625          5,852,958
Contract owners' equity beginning
  of period .................................        23,084,544         22,665,604          5,852,958                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        22,838,530         23,084,544          6,974,583          5,852,958
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,305,470          3,092,482            430,617                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,274          9,296,542            295,061            533,028
  Units redeemed ............................          (318,095)       (10,083,554)          (276,916)          (102,411)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,993,649          2,305,470            448,762            430,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              JanBal                               JanCapAp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           816                 (1)        (2,851,473)        (2,349,369)
  Realized gain (loss) on investments .......               120                  -         (3,546,961)       (49,264,386)
  Change in unrealized gain (loss)
    on investments ..........................             4,072                 23         41,588,779         90,961,579
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,008                 22         35,190,345         39,347,824
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            71,819             18,052          5,874,090         14,590,082
  Transfers between funds ...................                 -                  -        (19,154,285)       (26,421,967)
  Redemptions (note 3) ......................                (4)                 -        (18,060,005)       (18,190,554)
  Annuity benefits ..........................            (6,132)               (82)           (27,605)           (34,413)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,734)            (6,351)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (458,160)          (435,621)
  Adjustments to maintain reserves ..........            (1,904)                (4)            74,352            (36,487)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            63,779             17,966        (31,757,347)       (30,535,311)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            68,787             17,988          3,432,998          8,812,513
Contract owners' equity beginning
  of period .................................            17,988                  -        237,339,038        228,526,525
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        86,775             17,988        240,772,036        237,339,038
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,744                  -         33,279,122         38,006,657
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,605              1,744          3,177,406         20,321,346
  Units redeemed ............................              (482)                 -         (7,438,286)       (25,048,881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,867              1,744         29,018,242         33,279,122
                                                ===============    ===============    ===============    ===============

                                                           JanGlTechS2                            JanGlTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (246,891)          (216,287)          (682,897)          (722,039)
  Realized gain (loss) on investments .......         1,033,389           (435,847)        (1,636,392)        (4,956,176)
  Change in unrealized gain (loss)
    on investments ..........................          (891,531)         7,053,682          1,354,607         27,225,442
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (105,033)         6,401,548           (964,682)        21,547,227
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,727,813          4,272,680            151,159            133,552
  Transfers between funds ...................        (1,151,987)         1,415,543         (7,240,968)        (9,932,384)
  Redemptions (note 3) ......................        (2,364,985)        (1,916,209)        (4,112,826)        (4,038,158)
  Annuity benefits ..........................                 -                  -             (6,831)            (6,921)
  Annual contract maintenance charges
    (note 2) ................................              (721)              (655)            (2,740)            (3,303)
  Contingent deferred sales charges
    (note 2) ................................           (40,814)           (34,047)          (125,875)          (139,586)
  Adjustments to maintain reserves ..........             8,521            211,869             14,793           (272,838)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (822,173)         3,949,181        (11,323,288)       (14,259,638)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (927,206)        10,350,729        (12,287,970)         7,287,589
Contract owners' equity beginning
  of period .................................        21,841,396         11,490,667         63,750,685         56,463,096
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        20,914,190         21,841,396         51,462,715         63,750,685
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,119,951          1,620,570         18,787,902         24,072,809
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           776,354          1,564,428             56,611             66,215
  Units redeemed ............................          (857,598)        (1,065,047)        (3,576,222)        (5,351,122)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,038,707          2,119,951         15,268,291         18,787,902
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            JanIntGroS2                           JanIntGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (217,729)          (111,044)          (498,579)          (317,182)
  Realized gain (loss) on investments .......           517,773           (494,587)         1,234,971         (7,591,002)
  Change in unrealized gain (loss)
    on investments ..........................         7,898,311         13,652,619         18,090,627         41,091,664
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,198,355         13,046,988         18,827,019         33,183,480
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,207,105          9,284,321            464,851            397,046
  Transfers between funds ...................          (557,903)         1,112,832        (13,050,395)       (21,895,837)
  Redemptions (note 3) ......................        (4,435,220)        (2,996,494)        (9,337,498)        (7,976,206)
  Annuity benefits ..........................            (2,834)            (1,967)           (21,612)           (17,149)
  Annual contract maintenance charges
    (note 2) ................................            (1,232)            (1,110)            (4,797)            (5,315)
  Contingent deferred sales charges
    (note 2) ................................           (72,610)           (56,473)          (249,914)          (235,758)
  Adjustments to maintain reserves ..........            44,333            319,161             48,327           (422,330)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           181,639          7,660,270        (22,151,038)       (30,155,549)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,379,994         20,707,258         (3,324,019)         3,027,931
Contract owners' equity beginning
  of period .................................        51,293,210         30,585,952        126,526,173        123,498,242
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,673,204         51,293,210        123,202,154        126,526,173
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,987,992          3,951,071         17,681,761         22,978,097
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,649,941          2,443,957             89,590             90,572
  Units redeemed ............................        (1,690,351)        (1,407,036)        (3,105,764)        (5,386,908)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,947,582          4,987,992         14,665,587         17,681,761
                                                ===============    ===============    ===============    ===============

                                                           JanRMgCore                             JPMSTMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            20,182             (2,063)           (58,806)                 -
  Realized gain (loss) on investments .......           125,805              1,672            (18,797)                 -
  Change in unrealized gain (loss)
    on investments ..........................            53,515             76,003          1,655,096                  -
  Reinvested capital gains ..................           299,482                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           498,984             75,612          1,577,493                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            86,604            247,072            275,485                  -
  Transfers between funds ...................         3,469,639            819,121         23,012,172                  -
  Redemptions (note 3) ......................          (151,960)            (4,788)          (326,417)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                 (7)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,971)              (127)            (4,889)                 -
  Adjustments to maintain reserves ..........               647                 28                562                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,401,959          1,061,306         22,956,906                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,900,943          1,136,918         24,534,399                  -
Contract owners' equity beginning
  of period .................................         1,136,918                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,037,861          1,136,918         24,534,399                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            93,176                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           441,234            108,929          2,471,342                  -
  Units redeemed ............................          (178,901)           (15,753)          (318,169)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           355,509             93,176          2,153,173                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           MFSInvGrStS                          MFSMidCapGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (785)                 -            (78,317)           (52,820)
  Realized gain (loss) on investments .......              (133)                 -            113,330             21,080
  Change in unrealized gain (loss)
    on investments ..........................            21,049                  -            472,152            897,208
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            20,131                  -            507,165            865,468
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           206,006                  -            110,769          1,887,800
  Transfers between funds ...................             2,000                  -             90,140            101,936
  Redemptions (note 3) ......................            (5,919)                 -           (235,877)          (110,629)
  Annuity benefits ..........................            (1,827)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -             (1,535)            (1,763)
  Adjustments to maintain reserves ..........                12                  -               (118)               (66)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,272                  -            (36,621)         1,877,278
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           220,403                  -            470,544          2,742,746
Contract owners' equity beginning
  of period .................................                 -                  -          4,067,064          1,324,318
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       220,403                  -          4,537,608          4,067,064
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -            428,276            187,101
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            20,885                  -             29,261            291,263
  Units redeemed ............................              (724)                 -            (31,867)           (50,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            20,161                  -            425,670            428,276
                                                ===============    ===============    ===============    ===============

                                                           MFSNewDiscS                             MFSValS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (36,155)           (24,150)           (48,744)           (39,841)
  Realized gain (loss) on investments .......            95,871              9,610            135,047              2,111
  Change in unrealized gain (loss)
    on investments ..........................            32,519            408,079            282,957            633,192
  Reinvested capital gains ..................                 -                  -             52,821                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            92,235            393,539            422,081            595,462
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            67,180            967,544            210,944          1,540,987
  Transfers between funds ...................           (36,958)           259,453             18,710            228,529
  Redemptions (note 3) ......................           (78,198)           (25,632)          (166,541)           (55,640)
  Annuity benefits ..........................                 -                  -               (651)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (410)              (103)              (491)            (1,039)
  Adjustments to maintain reserves ..........               (84)               (60)              (642)               (82)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (48,470)         1,201,202             61,329          1,712,755
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            43,765          1,594,741            483,410          2,308,217
Contract owners' equity beginning
  of period .................................         2,004,511            409,770          3,360,300          1,052,083
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,048,276          2,004,511          3,843,710          3,360,300
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           205,441             55,031            330,815            126,768
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,901            161,384             54,620            218,121
  Units redeemed ............................           (43,988)           (10,974)           (58,691)           (14,074)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           201,354            205,441            326,744            330,815
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBAMTFasc                            NBAMTFocus
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (30,786)           (19,068)           (18,835)           (10,525)
  Realized gain (loss) on investments .......            34,644             90,322             79,821             54,631
  Change in unrealized gain (loss)
    on investments ..........................           155,318            204,154           (127,500)           263,714
  Reinvested capital gains ..................             5,333                709             99,055              5,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           164,509            276,117             32,541            313,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           176,201            834,353             27,472            423,429
  Transfers between funds ...................            (5,576)           182,184            (43,113)           123,540
  Redemptions (note 3) ......................           (63,759)           (44,649)           (28,336)            (4,878)
  Annuity benefits ..........................            (1,757)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,032)            (1,046)               (59)               (36)
  Adjustments to maintain reserves ..........                (4)               (80)               (97)                20
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           104,073            970,762            (44,133)           542,075
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           268,582          1,246,879            (11,592)           855,619
Contract owners' equity beginning
  of period .................................         1,578,632            331,753            974,606            118,987
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,847,214          1,578,632            963,014            974,606
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           131,193             33,884             48,070             10,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            12,976            147,734              6,297             51,725
  Units redeemed ............................            (9,479)           (50,425)            (8,745)           (14,629)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           134,690            131,193             45,622             48,070
                                                ===============    ===============    ===============    ===============

                                                            NBAMTGuard                            NBAMTLMat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,173,309)          (304,811)         1,114,598            769,047
  Realized gain (loss) on investments .......          (114,528)        (8,908,007)          (529,868)          (113,156)
  Change in unrealized gain (loss)
    on investments ..........................        15,968,141         36,216,891           (756,423)          (438,554)
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,680,304         27,004,073           (171,693)           217,337
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,068,774          6,515,769          2,577,878          3,091,955
  Transfers between funds ...................        (6,330,487)        (2,989,590)        19,892,443         23,207,424
  Redemptions (note 3) ......................        (8,210,664)        (8,051,225)        (4,067,790)        (2,571,754)
  Annuity benefits ..........................           (11,484)           (11,483)            (7,105)              (306)
  Annual contract maintenance charges
    (note 2) ................................            (2,164)            (2,372)              (134)                (3)
  Contingent deferred sales charges
    (note 2) ................................          (137,157)          (129,087)           (63,004)           (63,772)
  Adjustments to maintain reserves ..........            40,213            (40,744)            27,045           (173,152)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,582,969)        (4,708,732)        18,359,333         23,490,392
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,097,335         22,295,341         18,187,640         23,707,729
Contract owners' equity beginning
  of period .................................       111,816,733         89,521,392         23,707,729                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       114,914,068        111,816,733         41,895,369         23,707,729
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,232,006          8,581,564          2,341,639                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           882,944          3,680,997          3,968,300          3,857,895
  Units redeemed ............................        (1,719,789)        (4,030,555)        (2,168,016)        (1,516,256)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,395,161          8,232,006          4,141,923          2,341,639
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            NBAMTMCGr                             NBAMTPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (2,129,247)        (1,958,055)        (1,308,728)        (1,101,157)
  Realized gain (loss) on investments .......         6,307,212        (16,191,261)         5,075,049          7,364,991
  Change in unrealized gain (loss)
    on investments ..........................        20,194,414         55,761,998         15,533,878         21,274,751
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,372,379         37,612,682         19,300,199         27,538,585
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,372,061         12,416,328          2,771,064          5,095,634
  Transfers between funds ...................        (7,646,320)        (6,284,540)         6,548,823          8,744,665
  Redemptions (note 3) ......................       (12,556,375)       (13,686,147)       (10,717,617)       (10,103,709)
  Annuity benefits ..........................           (25,908)           (27,973)            (9,054)           (10,690)
  Annual contract maintenance charges
    (note 2) ................................            (5,182)            (5,848)            (1,480)            (1,424)
  Contingent deferred sales charges
    (note 2) ................................          (282,005)          (325,888)          (159,039)          (145,058)
  Adjustments to maintain reserves ..........            79,811            (46,222)             7,851            170,209
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (15,063,918)        (7,960,290)        (1,559,452)         3,749,627
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         9,308,461         29,652,392         17,740,747         31,288,212
Contract owners' equity beginning
  of period .................................       177,786,012        148,133,620        112,717,316         81,429,104
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   187,094,473        177,786,012        130,458,063        112,717,316
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,310,419         13,997,826         10,120,850          9,838,338
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,106,852         14,134,653          2,312,350         16,480,916
  Units redeemed ............................        (3,229,953)       (14,822,060)        (2,503,652)       (16,198,404)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,187,318         13,310,419          9,929,548         10,120,850
                                                ===============    ===============    ===============    ===============

                                                            NBAMSocRes                            OppAggGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (5,003)                 -         (2,399,771)        (2,178,625)
  Realized gain (loss) on investments .......            21,891                  -            461,784        (26,662,914)
  Change in unrealized gain (loss)
    on investments ..........................           102,288                  -         36,144,442         67,607,605
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           119,176                  -         34,206,455         38,766,066
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,377                  -          7,237,350         12,265,555
  Transfers between funds ...................         1,328,854                  -        (11,461,608)        (3,753,943)
  Redemptions (note 3) ......................           (45,825)                 -        (15,939,777)       (13,789,781)
  Annuity benefits ..........................              (295)                 -            (12,953)           (13,751)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (15,096)           (16,720)
  Contingent deferred sales charges
    (note 2) ................................                (7)                 -           (381,592)          (339,861)
  Adjustments to maintain reserves ..........                52                  -             33,153            (46,610)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,333,156                  -        (20,540,523)        (5,695,111)
                                                                                                         ---------------
Net change in contract owners' equity .......         1,452,332                  -         13,665,932         33,070,955
Contract owners' equity beginning
  of period .................................                 -                  -        202,002,850        168,931,895
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,452,332                  -        215,668,782        202,002,850
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         18,042,331         18,771,046
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           165,515                  -          2,604,965         15,840,071
  Units redeemed ............................           (46,476)                 -         (4,421,692)       (16,568,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           119,039                  -         16,225,604         18,042,331
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppCapAp                             OppCapApS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (4,185,068)        (3,358,246)          (117,586)           (83,959)
  Realized gain (loss) on investments .......        (5,533,601)       (79,698,258)           119,197             33,706
  Change in unrealized gain (loss)
    on investments ..........................        35,498,301        189,268,030            340,724          1,502,096
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        25,779,632        106,211,526            342,335          1,451,843
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        16,529,768         33,123,301            233,537          3,217,012
  Transfers between funds ...................         3,000,455            (88,303)           225,540             30,519
  Redemptions (note 3) ......................       (35,851,967)       (30,009,635)          (359,710)          (213,984)
  Annuity benefits ..........................          (110,100)          (137,467)              --                 --
  Annual contract maintenance charges
    (note 2) ................................           (14,401)           (15,116)              --                 --
  Contingent deferred sales charges
    (note 2) ................................          (750,380)          (628,668)            (3,102)            (3,313)
  Adjustments to maintain reserves ..........           156,437            (52,178)               (31)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,040,188)         2,191,934             96,234          3,030,042
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,739,444        108,403,460            438,569          4,481,885
Contract owners' equity beginning
  of period .................................       475,712,297        367,308,837          7,279,334          2,797,449
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   484,451,741        475,712,297          7,717,903          7,279,334
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        34,255,234         34,239,324            724,583            357,291
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,009,767         16,539,455             72,626            443,856
  Units redeemed ............................        (6,275,722)       (16,523,545)           (63,370)           (76,564)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,989,279         34,255,234            733,839            724,583
                                                ===============    ===============    ===============    ===============


                                                            OppGlSec3                              OppGlSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (180,947)          (473,209)            85,169           (511,619)
  Realized gain (loss) on investments .......         1,227,189             77,559         12,228,555         (2,129,491)
  Change in unrealized gain (loss)
    on investments ..........................        23,634,362         18,123,498         17,606,234         67,777,262
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,680,604         17,727,848         29,919,958         65,136,152
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,572,257         20,432,201            396,790         13,530,546
  Transfers between funds ...................        47,384,421         68,832,292        (20,145,163)       (59,561,882)
  Redemptions (note 3) ......................        (8,800,882)        (4,952,827)       (10,850,551)       (11,050,581)
  Annuity benefits ..........................            (1,827)                 -            (50,777)           (29,447)
  Annual contract maintenance charges
    (note 2) ................................            (1,180)              (219)            (2,070)            (2,606)
  Contingent deferred sales charges
    (note 2) ................................          (151,660)           (39,883)          (187,885)          (231,634)
  Adjustments to maintain reserves ..........            52,675            340,717             54,052           (339,586)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        52,053,804         84,612,281        (30,785,604)       (57,685,190)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        76,734,408        102,340,129           (865,646)         7,450,962
Contract owners' equity beginning
  of period .................................       102,340,129                  -        193,623,171        186,172,209
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       179,074,537        102,340,129        192,757,525        193,623,171
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         7,189,189                  -         19,398,205         26,384,682
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,562,789          8,327,972            172,595         70,273,872
  Units redeemed ............................        (2,073,782)        (1,138,783)        (3,196,636)       (77,260,349)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,678,196          7,189,189         16,374,164         19,398,205
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppGlSecS                           OppHighIncS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (45,487)           (74,747)              (303)                 -
  Realized gain (loss) on investments .......           319,726            199,303                289                  -
  Change in unrealized gain (loss)
    on investments ..........................           760,399          2,247,010              4,047                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,034,638          2,371,566              4,033                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................              (123)         2,787,361            106,078                  -
  Transfers between funds ...................          (737,550)        (1,448,420)               100                  -
  Redemptions (note 3) ......................          (254,714)          (167,744)            (1,535)                 -
  Annuity benefits ..........................                 -                  -             (6,970)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,866)            (3,053)                 -                  -
  Adjustments to maintain reserves ..........                55               (293)                40                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (995,198)         1,167,851             97,713                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            39,440          3,539,417            101,746                  -
Contract owners' equity beginning
  of period .................................         7,054,981          3,515,564                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,094,421          7,054,981            101,746                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           655,617            458,129                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................              --              425,080              9,866                  -
  Units redeemed ............................           (90,548)          (227,592)              (681)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           565,069            655,617              9,185                  -
                                                ===============    ===============    ===============    ===============


                                                            OppMSFund                             OppMSFundS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,380,907)          (953,731)           (96,489)           (69,924)
  Realized gain (loss) on investments .......       (10,884,815)       (32,780,259)           150,893             12,428
  Change in unrealized gain (loss)
    on investments ..........................        41,647,141        111,900,491            576,135          1,616,439
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        29,381,419         78,166,501            630,539          1,558,943
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        12,888,662         26,801,845            348,189          4,188,742
  Transfers between funds ...................       (22,652,208)        13,457,492            217,861            244,042
  Redemptions (note 3) ......................       (34,652,179)       (29,493,034)          (478,763)          (196,746)
  Annuity benefits ..........................           (63,053)           (49,195)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (6,249)            (6,772)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (715,118)          (596,460)            (3,483)            (1,127)
  Adjustments to maintain reserves ..........            74,096            (37,532)                88               (196)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (45,126,049)        10,076,344             83,892          4,234,715
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (15,744,630)        88,242,845            714,431          5,793,658
Contract owners' equity beginning
  of period .................................       400,358,685        312,115,840          8,506,949          2,713,291
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       384,614,055        400,358,685          9,221,380          8,506,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        36,088,504         35,365,474            853,327            337,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,840,220         13,960,527             82,106            558,672
  Units redeemed ............................        (6,910,446)       (13,237,497)           (72,705)           (43,319)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,018,278         36,088,504            862,728            853,327
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppMSSmCapS                           OppStratBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (300)                (3)           161,241             52,111
  Realized gain (loss) on investments .......               307                  -             67,759             33,065
  Change in unrealized gain (loss)
    on investments ..........................             7,295                130             79,520            407,735
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             7,302                127            308,520            492,911
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            42,356              2,242            141,025          3,772,854
  Transfers between funds ...................                 -                  -           (357,499)           262,919
  Redemptions (note 3) ......................            (1,762)                 -           (324,393)          (191,639)
  Annuity benefits ..........................            (1,106)               (13)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -               (731)            (1,915)
  Adjustments to maintain reserves ..........                 6                 (7)               (36)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,494              2,222           (541,634)         3,842,027
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            46,796              2,349           (233,114)         4,334,938
Contract owners' equity beginning
  of period .................................             2,349                  -          5,241,337            906,399
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        49,145              2,349          5,008,223          5,241,337
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               228                  -            444,295             88,463
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,068                228             29,726            411,948
  Units redeemed ............................              (243)                 -            (75,222)           (56,116)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             4,053                228            398,799            444,295
                                                ===============    ===============    ===============    ===============


                                                             PVTGroInc                              StOpp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               (86)                 -         (2,661,540)        (2,093,614)
  Realized gain (loss) on investments .......                21                  -         (1,028,528)       (12,672,278)
  Change in unrealized gain (loss)
    on investments ..........................             2,240                  -         36,093,988         69,158,636
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             2,175                  -         32,403,920         54,392,744
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            17,876                  -          7,093,547         19,605,060
  Transfers between funds ...................                 -                  -        (10,196,833)        (7,405,036)
  Redemptions (note 3) ......................            (1,368)                 -        (15,074,910)       (11,248,578)
  Annuity benefits ..........................                 -                  -            (59,886)           (19,087)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,658)            (3,516)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (250,614)          (201,993)
  Adjustments to maintain reserves ..........                 5                  -           (164,592)           (51,205)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            16,513                  -        (18,656,946)           675,645
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            18,688                  -         13,746,974         55,068,389
Contract owners' equity beginning
  of period .................................                 -                  -        207,216,357        152,147,968
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            18,688                  -        220,963,331        207,216,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         21,393,485         21,318,993
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             1,712                  -          3,292,425          8,361,962
  Units redeemed ............................              (114)                 -         (5,118,524)        (8,287,470)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             1,598                  -         19,567,386         21,393,485
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           VEWrldEMktR1                           VEWrldEMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (43,059)                 -           (204,336)          (507,847)
  Realized gain (loss) on investments .......          (163,695)                 -          4,897,303         16,390,403
  Change in unrealized gain (loss)
    on investments ..........................         1,822,976                  -          2,774,549          7,721,999
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,616,222                  -          7,467,516         23,604,555
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           310,944                  -            452,592            920,279
  Transfers between funds ...................         9,996,455                  -        (15,678,480)        (8,281,311)
  Redemptions (note 3) ......................          (449,694)                 -         (4,318,638)        (2,964,238)
  Annuity benefits ..........................                 -                  -            (22,701)           (13,493)
  Annual contract maintenance charges
    (note 2) ................................                (7)                 -               (925)              (981)
  Contingent deferred sales charges
    (note 2) ................................            (5,064)                 -           (104,377)           (75,529)
  Adjustments to maintain reserves ..........             1,021                  -             16,869            (47,797)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         9,853,655                  -        (19,655,660)       (10,463,070)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,469,877                  -        (12,188,144)        13,141,485
Contract owners' equity beginning
  of period .................................                 -                  -         51,757,868         38,616,383
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    11,469,877                  -         39,569,724         51,757,868
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          4,165,438          4,715,758
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,359,198                  -          1,181,555         50,680,034
  Units redeemed ............................          (451,175)                 -         (2,769,863)       (51,230,354)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           908,023                  -          2,577,130          4,165,438
                                                ===============    ===============    ===============    ===============


                                                           VEWrldHAsR1                            VEWrldHAs
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (59,775)                 -           (206,219)          (149,354)
  Realized gain (loss) on investments .......           343,743                  -          4,976,268          4,608,992
  Change in unrealized gain (loss)
    on investments ..........................         1,573,711                  -            567,653          3,939,885
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,857,679                  -          5,337,702          8,399,523
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           412,886                  -            448,695            429,500
  Transfers between funds ...................        12,829,268                  -        (12,359,838)        12,228,631
  Redemptions (note 3) ......................          (955,873)                 -         (2,242,708)        (2,137,052)
  Annuity benefits ..........................                 -                  -             (1,272)              (462)
  Annual contract maintenance charges
    (note 2) ................................                (4)                 -               (216)              (178)
  Contingent deferred sales charges
    (note 2) ................................            (7,009)                 -            (35,520)           (36,754)
  Adjustments to maintain reserves ..........               751                  -                314             (5,395)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        12,280,019                  -        (14,190,545)        10,478,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        14,137,698                  -         (8,852,843)        18,877,813
Contract owners' equity beginning
  of period .................................                 -                  -         36,051,807         17,173,994
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        14,137,698                  -         27,198,964         36,051,807
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          2,984,906          2,012,923
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,549,160                  -          1,607,725          6,911,409
  Units redeemed ............................          (417,191)                 -         (2,744,440)        (5,939,426)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,131,969                  -          1,848,191          2,984,906
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              VKCom2                                VKEmGr2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (194,059)          (142,025)           (51,422)           (37,738)
  Realized gain (loss) on investments .......           257,625             58,441             37,090              7,977
  Change in unrealized gain (loss)
    on investments ..........................         2,448,616          3,208,623            148,950            487,756
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,512,182          3,125,039            134,618            457,995
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           918,593          7,690,300            146,859          1,401,379
  Transfers between funds ...................           718,460            666,322             24,335             39,204
  Redemptions (note 3) ......................          (622,718)          (304,200)          (156,938)           (77,899)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (9,425)            (4,021)            (2,909)            (1,322)
  Adjustments to maintain reserves ..........               (13)              (541)              (105)               (95)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,004,897          8,047,860             11,242          1,361,267
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,517,079         11,172,899            145,860          1,819,262
Contract owners' equity beginning
  of period .................................        15,774,769          4,601,870          2,720,109            900,847
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    19,291,848         15,774,769          2,865,969          2,720,109
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,531,792            573,556            301,195            124,303
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           200,529          1,045,233             29,632            195,345
  Units redeemed ............................          (106,782)           (86,997)           (27,877)           (18,453)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,625,539          1,531,792            302,950            301,195
                                                ===============    ===============    ===============    ===============


                                                            VKCorPlus2                              VKEmMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............             6,414             (1,134)         2,692,961           (635,488)
  Realized gain (loss) on investments .......             1,727                 (4)         2,433,378          6,559,929
  Change in unrealized gain (loss)
    on investments ..........................            (3,614)             1,716         (3,994,573)         5,926,638
  Reinvested capital gains ..................               678                619          1,535,200               --
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,205              1,197          2,666,966         11,851,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            40,063            139,182          1,362,082          7,924,296
  Transfers between funds ...................           108,494             10,300        (22,787,460)         3,433,484
  Redemptions (note 3) ......................           (12,603)                 -         (5,212,855)        (4,625,182)
  Annuity benefits ..........................              (192)                 -            (12,594)            (6,383)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (900)              (910)
  Contingent deferred sales charges
    (note 2) ................................              (124)                 -            (64,184)           (85,022)
  Adjustments to maintain reserves ..........                 3                (12)            16,118             10,499
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,641            149,470        (26,699,793)         6,650,782
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           140,846            150,667        (24,032,827)        18,501,861
Contract owners' equity beginning
  of period .................................           150,667                  -         63,652,068         45,150,207
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           291,513            150,667         39,619,241         63,652,068
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            14,916                  -          3,277,139          2,957,540
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            30,825             14,916          1,028,570          6,852,232
  Units redeemed ............................           (18,439)                 -         (2,381,894)        (6,532,633)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            27,302             14,916          1,923,815          3,277,139
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKMidCapG                            VKUSRealEst
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (279,179)          (192,801)           917,781         (2,303,244)
  Realized gain (loss) on investments .......         1,097,710         (1,429,785)         8,973,310         (1,969,449)
  Change in unrealized gain (loss)
    on investments ..........................         3,129,717          6,415,127         64,524,306         61,752,307
  Reinvested capital gains ..................                 -                  -          4,746,395                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,948,248          4,792,541         79,161,792         57,479,614
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           741,310            654,478         10,916,162         21,074,577
  Transfers between funds ...................         3,118,484          4,885,281         26,581,060         11,484,897
  Redemptions (note 3) ......................        (2,268,170)        (1,072,080)       (19,823,277)       (15,368,621)
  Annuity benefits ..........................            (4,938)            (3,988)           (61,201)           (36,826)
  Annual contract maintenance charges
    (note 2) ................................              (555)              (610)            (3,273)            (2,712)
  Contingent deferred sales charges
    (note 2) ................................           (31,923)           (23,923)          (365,405)          (295,855)
  Adjustments to maintain reserves ..........             8,419            (11,482)           132,856           (682,555)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,562,627          4,427,676         17,376,922         16,172,905
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         5,510,875          9,220,217         96,538,714         73,652,519
Contract owners' equity beginning
  of period .................................        20,266,992         11,046,775        230,750,828        157,098,309
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    25,777,867         20,266,992        327,289,542        230,750,828
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,202,235          2,485,863         13,455,607         12,444,223
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,069,948          1,903,101          5,800,280         13,993,637
  Units redeemed ............................        (1,827,135)        (1,186,729)        (5,123,963)       (12,982,253)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         3,445,048          3,202,235         14,131,924         13,455,607
                                                ===============    ===============    ===============    ===============

                                                            VicDivrStk                             VicInvQBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (151,639)          (162,344)            28,584             28,011
  Realized gain (loss) on investments .......           190,067           (219,163)            34,704              9,381
  Change in unrealized gain (loss)
    on investments ..........................         1,419,301          5,413,740            (38,356)           (54,157)
  Reinvested capital gains ..................                 -                  -                  -             24,661
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,457,729          5,032,233             24,932              7,896
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           560,607            706,459              1,188             23,903
  Transfers between funds ...................          (756,273)           (45,534)          (666,935)            11,914
  Redemptions (note 3) ......................        (2,249,798)          (968,560)          (135,999)          (173,701)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (43,766)           (22,242)            (1,586)            (5,931)
  Adjustments to maintain reserves ..........        (1,108,197)            (3,717)        (1,327,476)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,597,427)          (333,594)        (2,130,808)          (143,840)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,139,698)         4,698,639         (2,105,876)          (135,944)
Contract owners' equity beginning
  of period .................................        20,110,905         15,412,266          2,105,876          2,241,820
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,971,207         20,110,905                  -          2,105,876
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,057,002          2,099,385            165,051            176,741
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            97,948            139,468                287              2,886
  Units redeemed ............................          (449,878)          (181,851)          (165,338)           (14,576)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,705,072          2,057,002                  -            165,051
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            VicSmCoOpp                             WRAsStrat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (24,496)           (20,395)           113,725            (23,799)
  Realized gain (loss) on investments .......         1,319,392             15,296            305,720             15,453
  Change in unrealized gain (loss)
    on investments ..........................          (729,866)           749,202         13,774,631          9,773,596
  Reinvested capital gains ..................           103,340                  -            973,928            523,095
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           668,370            744,103         15,168,004         10,288,345
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           (26,905)            38,086         15,101,272         32,030,193
  Transfers between funds ...................        (2,050,789)           (28,111)         3,247,684          1,507,344
  Redemptions (note 3) ......................          (124,454)           (87,172)        (7,344,036)        (4,594,538)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (3,052)            (2,081)          (197,465)          (146,205)
  Adjustments to maintain reserves ..........        (1,686,926)               102             57,582             68,747
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,892,126)           (79,176)        10,865,037         28,865,541
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,223,756)           664,927         26,033,041         39,153,886
Contract owners' equity beginning
  of period .................................         3,223,756          2,558,829        118,673,742         79,519,856
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $             -          3,223,756        144,706,783        118,673,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           239,791            246,933         11,476,467          8,461,395
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               255              3,898          2,352,625          4,434,682
  Units redeemed ............................          (240,046)           (11,040)        (1,319,188)        (1,419,610)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            239,791         12,509,904         11,476,467
                                                ===============    ===============    ===============    ===============

                                                               WRBal                                 WRBnd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           190,365           (345,955)         2,942,018          3,416,801
  Realized gain (loss) on investments .......           268,069           (113,581)           560,935          1,169,887
  Change in unrealized gain (loss)
    on investments ..........................         6,797,525         12,178,254         (2,092,936)        (1,651,626)
  Reinvested capital gains ..................                 -                  -          1,127,610                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,255,959         11,718,718          2,537,627          2,935,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,689,721         18,363,862          8,082,250         23,790,856
  Transfers between funds ...................         1,139,553          3,184,036         (7,641,663)       (15,102,707)
  Redemptions (note 3) ......................        (6,299,175)        (3,241,279)        (7,782,150)        (6,411,615)
  Annuity benefits ..........................              (583)                 -               (759)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (148,367)           (72,396)          (189,330)          (161,903)
  Adjustments to maintain reserves ..........            47,839             20,269             42,036             40,889
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         8,428,988         18,254,492         (7,489,616)         2,155,520
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        15,684,947         29,973,210         (4,951,989)         5,090,582
Contract owners' equity beginning
  of period .................................        88,346,309         58,373,099        105,941,161        100,850,579
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       104,031,256         88,346,309        100,989,172        105,941,161
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,746,952          6,794,609          8,824,865          8,643,298
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,927,889          2,640,518          1,133,060          3,033,654
  Units redeemed ............................        (1,100,937)          (688,175)        (1,758,271)        (2,852,087)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,573,904          8,746,952          8,199,654          8,824,865
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRCoreEq                              WRDivInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,726,176)        (1,110,132)            14,294                  -
  Realized gain (loss) on investments .......        (2,468,219)        (2,515,743)             3,874                  -
  Change in unrealized gain (loss)
    on investments ..........................        23,388,835         35,842,592            543,682                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,194,440         32,216,717            561,850                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        20,038,798         39,835,695          2,522,852                  -
  Transfers between funds ...................       (11,807,471)        (6,191,102)         4,061,456                  -
  Redemptions (note 3) ......................       (13,457,626)       (11,002,147)           (61,772)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (402,759)          (296,874)            (1,106)                 -
  Adjustments to maintain reserves ..........           (48,883)            13,442                 52                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,677,941)        22,359,014          6,521,482                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        13,516,499         54,575,731          7,083,332                  -
Contract owners' equity beginning
  of period .................................       240,491,705        185,915,974                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   254,008,204        240,491,705          7,083,332                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,339,819         28,039,884                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,469,502          8,233,379            682,141                  -
  Units redeemed ............................        (4,207,051)        (4,933,444)           (29,962)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        30,602,270         31,339,819            652,179                  -
                                                ===============    ===============    ===============    ===============

                                                             WRGrowth                               WRHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (3,296,693)        (3,132,108)         4,477,850          4,214,594
  Realized gain (loss) on investments .......        (1,022,943)          (300,384)          (244,154)          (905,365)
  Change in unrealized gain (loss)
    on investments ..........................         9,890,810         50,129,544          2,191,358          6,434,879
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,571,174         46,697,052          6,425,054          9,744,108
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        38,607,576         56,714,174          9,333,358         17,444,371
  Transfers between funds ...................       (11,099,156)        23,922,536          1,774,807         (2,210,050)
  Redemptions (note 3) ......................       (16,184,275)       (10,433,136)        (4,052,795)        (3,308,843)
  Annuity benefits ..........................              (386)                 -               (582)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (486,473)          (315,835)          (104,142)           (61,406)
  Adjustments to maintain reserves ..........          (204,433)            15,750             30,684             23,437
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        10,632,853         69,903,489          6,981,330         11,887,509
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        16,204,027        116,600,541         13,406,384         21,631,617
Contract owners' equity beginning
  of period .................................       301,609,039        185,008,498         70,865,343         49,233,726
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       317,813,066        301,609,039         84,271,727         70,865,343
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        37,406,072         27,861,661          5,707,409          4,689,184
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         6,715,458         12,689,046          1,432,238          2,378,017
  Units redeemed ............................        (5,480,846)        (3,144,635)          (884,867)        (1,359,792)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        38,640,684         37,406,072          6,254,780          5,707,409
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRIntlII                               WRIntl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        47,724                  -           (423,312)           224,852
  Realized gain (loss) on investments .......            74,703                  -           (828,872)        (1,966,765)
  Change in unrealized gain (loss)
    on investments ..........................           662,234                  -          8,319,805         11,218,434
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           843,911                  -          7,067,621          9,476,521
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,724,080                  -          7,269,031          7,836,767
  Transfers between funds ...................         6,288,918                  -         (2,293,872)         4,246,455
  Redemptions (note 3) ......................          (916,228)                 -         (3,410,390)        (1,862,306)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (25,484)                 -            (99,232)           (57,882)
  Adjustments to maintain reserves ..........               757                  -            169,681            (13,429)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,072,043                  -          1,635,218         10,149,605
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         7,915,954                  -          8,702,839         19,626,126
Contract owners' equity beginning
  of period .................................                 -                  -         55,194,400         35,568,274
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,915,954                  -         63,897,239         55,194,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          7,134,038          5,665,413
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           735,303                  -          1,575,512          2,729,103
  Units redeemed ............................           (99,612)                 -         (1,374,375)        (1,260,478)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           635,691                  -          7,335,175          7,134,038
                                                ===============    ===============    ===============    ===============

                                                             WRLTBond                             WRMicCpGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           667,576            687,179             (8,465)                 -
  Realized gain (loss) on investments .......           167,296            127,527              1,823                  -
  Change in unrealized gain (loss)
    on investments ..........................          (695,302)          (226,663)           286,657                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           139,570            588,043            280,015                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,730,884         14,262,996            628,015                  -
  Transfers between funds ...................         1,879,143          8,938,521          1,135,483                  -
  Redemptions (note 3) ......................        (3,351,458)        (2,616,571)            (8,020)                 -
  Annuity benefits ..........................              (379)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (98,467)           (73,792)              (121)                 -
  Adjustments to maintain reserves ..........            (8,795)            10,602               (101)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,150,928         20,521,756          1,755,256                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,290,498         21,109,799          2,035,271                  -
Contract owners' equity beginning
  of period .................................        43,351,583         22,241,784                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        46,642,081         43,351,583          2,035,271                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,743,944          1,955,961                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,333,781          2,810,807            196,135                  -
  Units redeemed ............................        (1,061,793)        (1,022,824)           (12,068)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,015,932          3,743,944            184,067                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              WRMMkt                               WRMortSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (165,877)          (307,405)            39,613                  -
  Realized gain (loss) on investments .......                 -                  -                698                  -
  Change in unrealized gain (loss)
    on investments ..........................                 -                  -            (63,475)                 -
  Reinvested capital gains ..................                 -                  -             30,566                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (165,877)          (307,405)             7,402                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,552,543         25,140,077            419,372                  -
  Transfers between funds ...................        (5,660,857)       (22,689,037)         1,937,691                  -
  Redemptions (note 3) ......................        (5,337,714)        (8,936,271)           (22,432)                 -
  Annuity benefits ..........................                 -                  -               (760)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (117,233)          (213,573)               (66)                 -
  Adjustments to maintain reserves ..........             4,953             20,470                775                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (2,558,308)        (6,678,334)         2,334,580                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,724,185)        (6,985,739)         2,341,982                  -
Contract owners' equity beginning
  of period .................................        27,477,578         34,463,317                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,753,393         27,477,578          2,341,982                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,707,827          3,366,596                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,947,323          4,396,015            236,924                  -
  Units redeemed ............................        (3,200,327)        (5,054,784)           (10,720)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,454,823          2,707,827            226,204                  -
                                                ===============    ===============    ===============    ===============

                                                            WRRealEstS                            WRSciTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            22,324                  -         (1,408,887)          (911,347)
  Realized gain (loss) on investments .......             1,875                  -            189,527           (207,868)
  Change in unrealized gain (loss)
    on investments ..........................           524,093                  -         15,915,340         19,318,811
  Reinvested capital gains ..................            83,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           631,872                  -         14,695,980         18,199,596
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           775,096                  -         14,408,319         21,833,102
  Transfers between funds ...................         5,526,301                  -          1,425,106          2,165,630
  Redemptions (note 3) ......................           (21,246)                 -         (4,724,849)        (2,251,337)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (229)                 -           (163,268)           (68,102)
  Adjustments to maintain reserves ..........             3,883                  -             71,942             (3,651)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         6,283,805                  -         11,017,250         21,675,642
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         6,915,677                  -         25,713,230         39,875,238
Contract owners' equity beginning
  of period .................................                 -                  -         92,939,816         53,064,578
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,915,677                  -        118,653,046         92,939,816
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         11,425,184          8,398,696
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           552,930                  -          2,640,650          3,968,257
  Units redeemed ............................           (11,587)                 -         (1,359,209)          (941,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           541,343                  -         12,706,625         11,425,184
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRSmCap                               WRSmCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,963,573)        (1,375,892)           (26,693)                 -
  Realized gain (loss) on investments .......         1,315,125         (1,800,792)             2,965                  -
  Change in unrealized gain (loss)
    on investments ..........................        17,657,223         31,884,942            400,161                  -
  Reinvested capital gains ..................                 -                  -            359,498                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        17,008,775         28,708,258            735,931                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,872,495         26,838,385          1,482,448                  -
  Transfers between funds ...................        (2,549,505)        (7,198,447)         5,361,881                  -
  Redemptions (note 3) ......................        (7,610,484)        (4,022,483)          (182,885)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (255,703)          (116,410)              (130)                 -
  Adjustments to maintain reserves ..........           428,114             19,486                491                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         5,884,917         15,520,531          6,661,805                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        22,893,692         44,228,789          7,397,736                  -
Contract owners' equity beginning
  of period .................................       132,974,855         88,746,066                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   155,868,547        132,974,855          7,397,736                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,190,389         11,801,501                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,841,162          4,652,169            679,010                  -
  Units redeemed ............................        (2,333,333)        (3,263,281)           (47,383)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,698,218         13,190,389            631,627                  -
                                                ===============    ===============    ===============    ===============

                                                             WRValue
                                                ----------------------------------
Investment activity:                                 2004               2003
                                                ---------------    ---------------
  Net investment income (loss) ..............          (265,251)          (438,452)
  Realized gain (loss) on investments .......           388,352           (367,367)
  Change in unrealized gain (loss)
    on investments ..........................        15,981,749         17,627,420
  Reinvested capital gains ..................                 -                  -
                                                ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        16,104,850         16,821,601
                                                ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        18,872,156         24,562,322
  Transfers between funds ...................         7,274,499          9,426,821
  Redemptions (note 3) ......................        (5,780,845)        (2,666,859)
  Annuity benefits ..........................              (390)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (151,184)           (60,360)
  Adjustments to maintain reserves ..........           384,738             56,298
                                                ---------------    ---------------
      Net equity transactions ...............        20,598,974         31,318,222
                                                ---------------    ---------------
Net change in contract owners' equity .......        36,703,824         48,139,823
Contract owners' equity beginning
  of period .................................       106,447,898         58,308,075
                                                ---------------    ---------------
Contract owners' equity end of period .......       143,151,722        106,447,898
                                                ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         9,899,433          6,694,479
                                                ---------------    ---------------
  Units purchased ...........................         3,025,601          4,118,296
  Units redeemed ............................        (1,169,688)          (913,342)
                                                ---------------    ---------------
  Ending units ..............................        11,755,346          9,899,433
                                                ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
                    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                    AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AISmCapValB)

               Portfolios of the American Variable Insurance Series
               (American VIS);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
                      (formerly BB&T VIF - Capital Appreciation Fund)
                    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
                      (formerly BB&T VIF - Growth and Income Fund)
                    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
                    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
                      (formerly BB&T VIF - Capital Manager Aggressive Growth
                      Fund)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)*
                    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                    Evergreen VAF - Foundation Fund - Class 1 (EvFound)* Evergreen VAF - Fund - Class 1 (EvFund)*
                    Evergreen VAF - Growth And Income Fund - Class 1 (EvGrInc)* Evergreen VAF - International Growth Fund - Class 1 (EvIntGr)*
                    Evergreen VAF - Omega Fund - Class 1 (EvOmega)*
                    Evergreen VAF - Special Equity Fund - Class 1 (EvSpEq)* Evergreen VAF - Special Values Fund - Class 1 (EvSpVal)* Evergreen VAF - Strategic Income Fund - Class 1 (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund II
               (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund III
               (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)*
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
               (Gartmore is an affiliate of the Company)
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
                    Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I (GVITNStrVal)*
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)*
                    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

               Portfolios of the MFS/(R)/ Variable Insurance TrustSM
               (MFS/(R)/ VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                    (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Focus Portfolio - S Class
                    (NBAMTFocus)
                    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/
                    - I Class (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I
                    Class
                    (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
               (OppMSFund)

               Oppenheimer Main Street Fund/(R)/ /VA - Service Class
               (OppMSFundS)

               Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)* Putnam VT Voyager II Fund - IB Shares (PVTVoyII)*

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
                    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
                    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                    Van Kampen UIF - International Magnum Portfolio - Class I (VKIntMag)*
                    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
                    Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)*
                    Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

               Portfolios of the W & R Target Funds, Inc.;
                    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
                    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
                    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq) W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
                    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc) W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
                    W & R Target Funds, Inc. - International Portfolio (WRIntl) W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
                    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
                    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt) W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
                    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
                    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
                    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
                    W & R Target Funds, Inc. - Value Portfolio (WRValue)

*At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                    BOA            ElitePro       ElitePro        BOA
    Nationwide Variable Account-9 Options        Furture/(1)/      Classic          Ltd       Choice/(2)/
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       0.95%            1.60%        1.75%        1.20%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............       0.25%               -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities ......................        0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................       0.15%/(5)/          -            -            -
  One-Year Step Up ...........................       0.05%/(6)/          -            -            -
  Greater of One-Year or 5% Enhanced .........       0.20%/(5)/          -            -         0.15%/(5)/
  5% Enhanced ................................       0.10%/(7)/          -            -         0.05%/(7)/
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ..................................          -                -            -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................       0.45%/(8)/          -            -         0.45%/(9)/
  Option 2 ...................................       0.30%/(8)/          -            -         0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -            -
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................       0.45%               -            -            -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................       0.40%               -            -         0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............       0.50%               -            -            -
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       3.95%            1.60%        1.75%       2.20%
---------------------------------------------------------------------------------------------------------

                                                                      BOA      BOA Exclusive  BOA Choice
Nationwide Variable Account-9 Options              BOA V/(3)/        Income        II/(4)/       Venue
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       1.10%            1.25%        1.20%        1.50%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............          -                -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities .......................       0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................          -                -         0.15%/(5)/      -
  One-Year Step Up ...........................       0.05%               -         0.10%/(6)/      -
  Greater of One-Year or 5% Enhanced                    -                -         0.20%/(5)/   0.15%
  5% Enhanced ................................       0.10%               -         0.15%/(7)/      -
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ...................................         -             0.20%           -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................          -                -         0.45%/(9)/  0.45%/(9)/
  Option 2 ...................................          -                -         0.30%/(9)/  0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -        0.10%
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................          -                -            -           -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................          -                -         0.40%       0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............          -                -         0.50%       0.50%
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       1.70%            1.45%        2.80%       3.10%
---------------------------------------------------------------------------------------------------------

/(1)/ Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
/(2)/   Includes Key Corp and Paine Weber products.
/(3)/   Includes NEA Select product.
/(4)/   Includes Waddell & Reed Advisors Select Reserve product.
/(5)/ Available beginning January 2, 2002 or a later date if state law requires.
/(6)/ Available until state approval is received for the One-Year Enhanced Death Benefit Option.
/(7)/ Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
/(8)/ No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
/(9)/ No longer available effective May 1, 2003. Applicant could elect one GMIB option.
/(10)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total        AIMBal     AIMBValue2      AIMBlueCh      AIMCapAp      AIMCapAp2     AIMCapDev2     AIMCoreEq
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $  39,938,247         1,218              -            792           328              -              -            63
1.00% ..........    16,468,655             -              -              -             -              -              -             -
1.05% ..........     3,184,783             -              -              -             -              -              -             -
1.10% ..........    10,645,520         2,101              -          1,816           221              -              -            87
1.15% ..........     5,555,864           638              -              5           486              -              -             -
1.20% ..........    18,551,614            52              -              -             -              -              -             -
1.25% ..........     2,939,886         1,160            630            120             -             38            317             -
1.30% ..........     3,468,072           231              -              -             5              -              -             -
1.35% ..........     3,849,477           547              -            232             -              -              -            27
1.40% ..........    27,817,499            71              -            106           469              -              -           394
1.45% ..........     9,760,952             -              -              -             -              -              -             -
1.50% ..........     3,644,908             -         26,005              -             -          4,944            254             -
1.55% ..........    12,354,557         1,776              -          1,735             -              -              -         1,782
1.60% ..........     6,701,018            31          5,904              -           240          2,856            218             -
1.65% ..........     4,056,097             -         29,684              -             -          3,320             39             -
1.70% ..........     1,795,743             -              -              -             -              -              -             -
1.75% ..........     2,066,003            18          6,832              -             1            971              -             -
1.80% ..........     1,536,118             -          3,233              -             -            528              -             -
1.85% ..........     2,268,795             -              -              -             -              -              -             -
1.90% ..........       618,698             -          3,083              -             -            330             93             -
1.95% ..........     1,290,602             -         22,479              -             -          5,750              -             -
2.00% ..........     1,362,973           518             25              -             -              -              -             -
2.05% ..........     1,571,520         1,435          6,756          1,033             -          5,014             29             -
2.10% ..........       901,050             -         16,061              -             -          1,227              -             -
2.15% ..........       297,674             -          3,416              -             -            583              -             -
2.20% ..........       841,719             -          7,202              -             -          3,711              -             -
2.25% ..........       146,861             -              -              -             -              -              -             -
2.30% ..........       127,044             -              -              -             -              -              -             -
2.35% ..........        42,195             -              -              -             -            226              -             -
2.40% ..........       202,843             -              -              -             -              -              -             -
2.45% ..........        91,075             -            151              -             -            327              -             -
2.50% ..........       118,199             -          3,839              -             -            558              -             -
2.55% ..........        17,618             -              -              -             -              -              -             -
2.60% ..........       173,253             -          6,304              -             -            110              -             -
2.65% ..........         5,180             -              -              -             -              -              -             -
2.70% ..........         4,776             -              -              -             -              -              -             -
2.85% ..........           263             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $ 184,417,351         9,796        141,604          5,839         1,750         30,493            950         2,353
                 ============= ============= ============== ============== ============= ============== ============== =============

                      AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $         498             -              -              -             -        730,324              -        78,191
1.00% ..........             -             -              -              -             -        347,190              -        27,991
1.05% ..........             -             -              -              -             -         67,776              -         7,402
1.10% ..........           606             -              -              -             -        142,987              -        22,511
1.15% ..........           260             -              -              -             -         68,389              -        18,924
1.20% ..........             -             -              -              -             -        314,904              -       102,362
1.25% ..........           400             -              -              -            59         48,745              -         6,615
1.30% ..........             -             -              -              -             -         65,476              -        10,260
1.35% ..........           474             -              -              -             -         63,182              -        15,071
1.40% ..........           495             -              -              -             -        384,041              -        94,166
1.45% ..........             -             -              -              -             -        139,118              -        20,487
1.50% ..........             -         5,606         16,599          9,115        15,846         46,500         24,661         6,478
1.55% ..........         3,475             -              -              -             -        139,492              -        22,935
1.60% ..........             -         1,272          8,634          1,938         2,674         70,565          2,078        16,923
1.65% ..........             -         6,901         12,159         22,172        20,033         69,373         10,886        20,198
1.70% ..........             -             -              -              -             -         21,739              -         2,237
1.75% ..........             -           401          3,455          1,396         5,152         31,387          1,227         2,420
1.80% ..........             -           428          1,598          2,235         2,494         27,123            476         2,230
1.85% ..........             -             -              -              -             -         26,213              -           995
1.90% ..........             -           430             59            917         2,001         10,757            613            90
1.95% ..........             -         4,697          9,019         14,622        14,093          5,336          3,781         2,041
2.00% ..........             -             -              -             55           413         17,659            424         1,678
2.05% ..........             -         7,483          7,075          5,702        14,521         17,745          7,148         1,922
2.10% ..........             -         2,744          6,463          6,198        15,881          3,127         25,292         3,069

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.15% ..........             -           108            381              -         2,147          1,432            360             -
2.20% ..........             -         1,837          5,562          2,290         7,179          4,316          9,633         1,530
2.25% ..........             -             -              -              -             -            542              -           717
2.30% ..........             -             -              -              -             -            134              -           380
2.35% ..........             -           108            902            256         1,601             19            781            21
2.40% ..........             -             -              -              -             -            958              -            58
2.45% ..........             -         1,251            877            394         1,333            377              -            90
2.50% ..........             -           138          1,577            823         2,627            331            911             -
2.55%                        -             -              -              -             -              -              -             -
2.60% ..........             -           465          2,896          1,635         2,426          1,098          1,771            35
2.65% ..........             -             -              -              -             -              5              -             -
2.70% ..........             -             -              -              -             -            361              -             -
2.85%                        -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       6,208        33,869         77,256         69,748       110,480      2,868,721         90,042       490,027
                 ============= ============= ============== ============== ============= ============== ============== =============

                       ACVPInt      ACVPInt3      ACVPUltra     ACVPUltra2       ACVPVal       ACVPVal2      BBTCapMgr     BBTLgCapV
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     388,561       173,355         41,900              -     1,330,685              -          1,754         8,794
1.00% ..........       198,640        50,680         10,973              -       441,226              -              -             -
1.05% ..........        36,212        13,018          1,987              -        90,447              -              -            33
1.10% ..........        37,278        41,958          8,423              -       356,311              -          3,263         6,876
1.15% ..........        16,269        22,693          7,476              -       188,983              -          2,870         3,618
1.20% ..........       175,114       115,376         30,577              -       741,932              -              9           169
1.25% ..........        19,106        10,025          3,537              -       101,861              -            301         1,161
1.30% ..........        34,640        10,009          1,384              -       204,784              -            563         1,103
1.35% ..........        15,867        19,563          4,137              -       173,517              -            519         1,620
1.40% ..........       126,336       115,807         29,426              -       946,987              -            231         6,898
1.45% ..........        83,536        21,921          8,942              -       306,332              -          1,166           757
1.50% ..........        26,199         8,494          1,851         17,767        93,671         42,175             68            70
1.55% ..........        35,406        29,806         17,836              -       455,798              -          2,481         8,843
1.60% ..........        12,018        27,996          7,127          1,117       186,802          6,503          3,316         2,172
1.65% ..........        18,057        17,883          8,200          8,939       132,735         14,745          2,085           290
1.70% ..........         3,666         8,265            984              -        56,761              -          6,685            52
1.75% ..........         4,225         7,581          5,821          3,115        67,509          5,178              3            21
1.80% ..........         3,066         7,592          2,092            464        51,525          8,533              -             -
1.85% ..........         4,989         9,234          3,618              -        83,018              -              -         1,159
1.90% ..........         1,442           948            156            349        16,516          7,822              -         1,462
1.95% ..........         7,261         2,568            518          6,813        11,868         18,115              -             -
2.00% ..........         2,000         1,827          2,785          1,280        55,399          3,459              -           576
2.05% ..........         3,580         9,550            196          4,253        50,879         12,027              -             -
2.10% ..........           278           313            622          4,015         7,891         11,707              -             -
2.15% ..........           112           857            549            179        14,555          1,660              -             -
2.20% ..........           774         1,464            466          5,118        19,541          9,735              -             -
2.25% ..........             -           282            101              -         4,052              -              -             -
2.30% ..........            11           281              -              -         8,495              -              -             -
2.35% ..........             -            39              -              -             -          2,038              -             -
2.40% ..........             -         1,518              -              -        15,734              -              -             -
2.45% ..........             -             -              -            213         3,053          2,615              -             -
2.50% ..........             -             -              -          1,177           588            704              -             -
2.55% ..........             -             -              -              -         2,298              -              -             -
2.60% ..........             -           635            171            287         2,058          3,107              -             -
2.65% ..........             -             -              -              -           357              -              -             -
2.70% ..........             -             -            161              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,254,643       731,538        202,016         55,086     6,224,168        150,123         25,314        45,674
                 ============= ============= ============== ============== ============= ============== ============== =============

                     BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,060         6,999         22,734         48,341        70,035              -        127,904             -
1.00% ..........             -             -          8,290         26,295        32,802              -         44,529             -
1.05% ..........            37            75          3,537          6,312        11,877              -          9,509             -
1.10% ..........         3,045         3,967            549            515         1,420              -         30,617             -
1.15% ..........           199           673             20             78           415              -         21,815             -
1.20% ..........             -           119          2,937          4,990        19,364              -         68,014             -
1.25% ..........           917           661             57            939         2,493              -         13,204             -
1.30% ..........           842           761            100            626         2,624              -         15,794             -
1.35% ..........           668           845            112            207           156              -         20,992             -
1.40% ..........         2,537         4,818             63             98         6,344              -         86,615             -
1.45% ..........           893           865              -             78         3,330              -         21,313             -
1.50% ..........            65            65              -            671         1,993          4,082          8,392           896

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.55% ..........         2,490         2,198              -              -           380              -         29,838             -
1.60% ..........         2,140         3,201              -             31           631          1,097         21,111            57
1.65% ..........            39           497              5            204           322          1,673         10,183         1,354
1.70% ..........            50            17              -              -            59              -          5,449             -
1.75% ..........           146           221              -              -           125          2,300          5,063            24
1.80% ..........            15             -              -              -           445            558          5,672             -
1.85% ..........         4,808         5,184              -              -            89              -          8,397             -
1.90% ..........             -         2,307              -              -            26            436          2,165            32
1.95% ..........             -             -              -              -             -          3,374          1,110           575
2.00% ..........           571             -              -              -            27            448          2,600             -
2.05% ..........         3,472           979              -              -             -          2,897          6,113           670
2.10% ..........             -             -              -              -            19          2,153            321         2,857
2.15% ..........             -             -              -              -             -            545            951           130
2.20% ..........             -             -              -              -             -          5,994            684            67
2.25% ..........             -             -              -              -             -              -            798             -
2.30% ..........             -             -              -              -             8              -            264             -
2.35% ..........             -             -              -              -             -              -            150             -
2.40% ..........             -             -              -              -             -              -             10             -
2.45% ..........             -             -              -              -             -            282              4           560
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -          1,286              -           433
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      25,994        34,452         38,404         89,385       154,984         27,125        569,581         7,655
                 ============= ============= ============== ============== ============= ============== ============== =============

                      DrySRGro      DryStkIx      DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal     FedAmLeadS     FedCapApS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     451,265     3,425,695        564,609              -           587            792              -             -
1.00% ..........       212,040     1,774,559        253,008              -             -              -              -             -
1.05% ..........        40,468       319,609         64,074              -             -              -              -             -
1.10% ..........       125,140       588,603        100,470              -           338            600              -             -
1.15% ..........        36,137       325,296         54,023              -             -            521              -             -
1.20% ..........       152,265     1,266,573        241,272              -             -              -              -             -
1.25% ..........        22,630       177,697         34,492              -            21              -              -             -
1.30% ..........        30,013       284,023         49,703              -             -              -              -             -
1.35% ..........        17,237       250,832         46,082              -           217              -              -             -
1.40% ..........       181,575     1,416,163        235,088              -           302          1,613              -             -
1.45% ..........       109,682       585,561         49,179              -             -              -              -             -
1.50% ..........        19,324       140,300         21,878         10,323             -              -          3,041         2,129
1.55% ..........        39,532       493,245         72,622              -           751          1,770              -             -
1.60% ..........        19,461       268,588         41,193          5,390             -              -            137         4,522
1.65% ..........        27,273       135,016         34,768          7,803             -              -          1,563           711
1.70% ..........         9,272       142,757         10,143              -             -              -              -             -
1.75% ..........         4,152        83,394         10,207          3,089             -              -            574           115
1.80% ..........         4,153        71,349         11,806            801             -              -            218           349
1.85% ..........         6,891        73,026          9,992              -         4,354              -              -             -
1.90% ..........         1,917        25,718          4,622            918             -              -              -           711
1.95% ..........         4,686        30,771          2,516          5,275             -              -          1,653         6,355
2.00% ..........         4,841        40,532          5,178              -             -              -              -             -
2.05% ..........         3,968        62,913          8,337         17,526             -              -            506         2,429
2.10% ..........         1,062         7,018          1,648          4,646             -              -            974         2,669
2.15% ..........           391        14,973          2,908            131             -              -              -             -
2.20% ..........           937        13,877          1,224          6,167             -              -          2,035         3,581
2.25% ..........         1,227         1,849          1,334              -             -              -              -             -
2.30% ..........           176         3,783            375              -             -              -              -             -
2.35% ..........           281           585             30            381             -              -          1,503             -
2.40% ..........           131           307          2,021              -             -              -              -             -
2.45% ..........            33           738             15          2,099             -              -              -             -
2.50% ..........             -             -              -          1,233             -              -              -             -
2.55% ..........            22             -             28              -             -              -              -             -
2.60% ..........             -             -          1,466            467             -              -            243           316
2.65% ..........             1            70            102              -             -              -              -             -
2.70% ..........            99             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,528,282    12,025,420      1,936,413         66,249         6,570          5,296         12,447        23,887
                 ============= ============= ============== ============== ============= ============== ============== =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     FedHiIncS     FedQualBd     FedQualBdS      FidVIPEIS     FidVIPEI2      FidVIPGrS      FidVIPGr2     FidVIPHIS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       931,856              -      2,470,698             -      1,845,978              -       811,521
1.00% ..........             -       255,717              -      1,114,237             -      1,009,101              -       344,593
1.05% ..........             -        53,400              -        241,349             -        165,146              -        96,047
1.10% ..........             -       272,780              -        506,752             -        323,291              -       138,444
1.15% ..........             -       173,405              -        270,278             -        149,737              -        65,034
1.20% ..........             -       602,087              -      1,145,330             -        970,118              -       499,652
1.25% ..........             -        87,022              -        159,565             -        118,182              -        41,993
1.30% ..........             -       111,449              -        180,674             -        210,746              -        78,047
1.35% ..........             -       161,991              -        296,834             -        187,670              -        73,036
1.40% ..........             -       783,358              -      1,530,938             -      1,125,548              -       439,569
1.45% ..........             -       206,174              -        510,089             -        536,971              -       163,891
1.50% ..........        20,164        82,603         47,370        128,550        62,832        106,523         22,626        41,894
1.55% ..........             -       367,667              -        574,650             -        305,214              -       148,626
1.60% ..........         4,406       234,570         14,020        300,858        20,351        126,501         10,310        68,790
1.65% ..........        18,926        94,161         32,992        177,482        37,012        135,460         14,099        42,928
1.70% ..........             -        75,878              -         65,289             -        121,298              -        22,688
1.75% ..........         5,705       101,112         10,335         91,876        19,558         44,599          7,699        51,491
1.80% ..........         1,988        38,454          2,737         79,453        10,748         38,646          3,198        19,956
1.85% ..........             -        64,751              -        106,008             -         39,830              -        19,969
1.90% ..........           862        17,136          3,346         14,815        10,648         16,617          1,638         2,151
1.95% ..........         8,206         8,518         27,821         20,253        33,352         12,040          7,840         6,212
2.00% ..........           226        41,652            383         39,146         1,247         28,059            451        21,733
2.05% ..........        11,215        51,548         18,461         65,463        14,475         20,524         13,907        12,145
2.10% ..........        28,189         6,020         25,039          2,376        36,276          5,398          9,067         4,717
2.15% ..........         4,457         7,379          2,831          5,851           869          7,438            197         5,682
2.20% ..........         6,496        12,523         18,554         20,866        19,861          6,591         10,138         9,068
2.25% ..........             -         2,777              -          3,663             -          1,831              -           245
2.30% ..........             -         5,269              -          1,849             -            332              -           834
2.35% ..........           954            62            884             23           700             40            114             -
2.40% ..........             -         9,713              -            798             -             34              -           253
2.45% ..........         1,220            71          1,226          2,997         2,401              -          3,479            22
2.50% ..........         6,945           712          2,572              -         5,737            310          1,595             -
2.55% ..........             -           544              -            714             -              -              -           236
2.60% ..........         1,673         4,411         11,531          1,612        10,096          1,486          2,790             -
2.65% ..........             -           287              -             20             -             30              -            20
2.70% ..........             -           770              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals .......      $121,632     4,867,827        220,102     10,131,356       286,163      7,661,289        109,148     3,231,487
                 ============= ============= ============== ============== ============= ============== ============== =============

                     FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     241,734             -        243,149      2,129,669             -         52,782        338,829             -
1.00% ..........       103,788             -         56,284      1,047,193             -         34,328        233,070             -
1.05% ..........        24,610             -          9,609        174,163             -          4,945         42,747             -
1.10% ..........        17,553             -         29,789        361,149             -         17,852         23,482             -
1.15% ..........         9,403             -         23,961        188,078             -          3,776          8,371             -
1.20% ..........       111,009             -        134,114        993,328             -         36,761         95,124             -
1.25% ..........        17,658             -          9,134        115,084             -          5,330         14,589           644
1.30% ..........        19,188             -         20,468        185,608             -          7,715         19,446             -
1.35% ..........        11,243             -         22,146        161,592             -          6,220          9,976             -
1.40% ..........        76,104             -        124,693      1,095,416             -         35,728         76,296             -
1.45% ..........        46,716             -         25,188        485,545             -         10,430         40,153             -
1.50% ..........         8,710        21,837          8,743        126,219        49,740          3,810          9,251        30,754
1.55% ..........        15,211             -         31,951        343,167             -          9,030         24,344             -
1.60% ..........         4,841         5,195         21,720        185,090        14,041         23,895          9,683        11,130
1.65% ..........         6,024        19,774         18,811        136,883        32,643          2,258         11,417        16,582
1.70% ..........         3,314             -          7,144         41,253             -          1,147          5,382             -
1.75% ..........         2,889         7,207          6,972         74,164        17,163          2,682          4,008         8,309
1.80% ..........         3,616         2,834         10,488         61,826         5,252          3,198          2,096         3,437
1.85% ..........         5,612             -          8,186         65,811             -          1,937          4,344             -
1.90% ..........         1,153         4,762          3,528         21,268         7,550            959          1,261         4,342
1.95% ..........         1,189        25,355            634         18,958        44,574             67          1,457        23,532
2.00% ..........         2,408         1,326          4,530         47,830         2,509            741          1,088         1,432
2.05% ..........         2,152        15,244          2,889         36,562        20,721          1,822          1,292        20,660
2.10% ..........           861        18,460          1,004          5,492        27,981            561            157        20,907
2.15% ..........             -           416          2,092          9,427           987             32          1,894           668
2.20% ..........           802        13,089          1,260          8,002        21,099              -            538        12,644
2.25% ..........            31             -            750          1,924             -            139             12             -
2.30% ..........             -             -          3,302          5,921             -              -             15             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.35% ..........             -           810              -            159         1,969              -             19           227
2.40% ..........             -             -          5,707         15,579             -              -              -             -
2.45% ..........             -         2,741             28            806           841              -              -         2,026
2.50% ..........             -         1,847              -          1,130         1,644              -              -         4,223
2.55% ..........             -             -            450          1,521             -              -              -             -
2.60% ..........             -         2,183            721          2,576         3,577              -              -         1,612
2.65% ..........             -             -            135            330             -              -              -             -
2.70% ..........             -             -            186            627             -              -              -             -
2.85% ..........             -             -              -             11             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     737,819       143,080        839,766      8,149,361       252,291        268,145        980,341       163,129
                 ============= ============= ============== ============== ============= ============== ============== =============

                    FidVIPValS   FidVIPValS2        FHCapAp       FHCoreEq  FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2  FrVIPForSec3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     143,214             -            341          1,356             -              -              -             -
1.00% ..........        59,978             -              -              -             -              -              -             -
1.05% ..........         5,585             -              -              1             -              -              -             -
1.10% ..........        28,062             -            119          5,618             -              -              -             -
1.15% ..........        21,300             -          1,348          1,671             -              -              -             -
1.20% ..........        75,779             -            170          1,658             -              -              -             -
1.25% ..........        12,822             -              -             70         1,817            611            677            53
1.30% ..........        13,824             -              -            148             -              -              -             -
1.35% ..........        21,855             -              -            292             -              -              -             -
1.40% ..........       120,625             -          1,552          2,856             -              -              -             -
1.45% ..........        89,616             -              -            379             -              -              -             -
1.50% ..........         4,906        11,283            348            300             -              -              -             -
1.55% ..........        47,355             -            225          3,314             -              -              -             -
1.60% ..........        22,576         2,855            192            516             -              -              -             -
1.65% ..........        11,064         2,226            368            898             -              -              -             -
1.70% ..........         9,680             -          2,477          1,982             -              -              -             -
1.75% ..........         7,466         2,880              -          1,838             -              -              -             -
1.80% ..........         4,414         1,204              -             18             -              -              -             -
1.85% ..........        11,677             -              -              -             -              -              -             -
1.90% ..........         1,103         1,365              -              -             -              -              -             -
1.95% ..........           767         7,474              -            100             -              -              -             -
2.00% ..........         9,584            21             51            899             -              -              -             -
2.05% ..........         1,377         3,835              -              -             -              -              -             -
2.10% ..........           915         7,488              -              -             -              -              -             -
2.15% ..........         3,050         1,302              -              -             -              -              -             -
2.20% ..........         1,190         3,111              -              -             -              -              -             -
2.25% ..........           915             -              -              -             -              -              -             -
2.30% ..........         2,064             -              -              -             -              -              -             -
2.35% ..........             6           214              -              -             -              -              -             -
2.40% ..........         5,302             -              -              -             -              -              -             -
2.45% ..........           128             -              -              -             -              -              -             -
2.50% ..........           185           746              -              -             -              -              -             -
2.55% ..........           452             -              -              -             -              -              -             -
2.60% ..........             -           760              -              -             -              -              -             -
2.65% ..........           150             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     738,986        46,764          7,191         23,914         1,817            611            677            53
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     169,589             -         52,502        724,164        15,216        102,487              -       528,886
1.00% ..........        88,912             -         16,263        287,767         2,873         45,842              -       212,352
1.05% ..........        17,685             -          2,963         49,137           489          5,572              -        46,935
1.10% ..........        22,572             -          7,032        192,301         3,302         19,902              -       124,236
1.15% ..........        25,803             -          9,584        114,055         1,033         14,576              -        82,061
1.20% ..........       125,344             -         33,585        375,452         2,089         49,623              -       337,980
1.25% ..........        19,444            33          1,515         55,392         1,966          6,137              -        44,055
1.30% ..........        15,450             -          4,362         66,513           528          8,407              -        76,642
1.35% ..........        28,332             -          4,037         91,198           573         17,388              -        74,442
1.40% ..........       114,304             -         46,600        512,553         7,189         58,961              -       332,516
1.45% ..........        60,904             -          8,057        224,393         2,296         70,078              -        90,821
1.50% ..........        24,919             -          3,263         51,071           554          5,182            266        30,108
1.55% ..........        33,304             -          7,838        237,236         2,715         29,929              -       140,409
1.60% ..........        33,520             -          4,528         98,571           797         15,217             23        56,753
1.65% ..........        39,200             -          3,191         68,608           656          8,019             99        28,970
1.70% ..........         4,504             -          1,478         27,836           680          4,400              -        41,578

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.75% ..........         8,917             -          1,822         39,611           773          7,834              -        32,620
1.80% ..........         8,329             -          1,402         28,368         1,021          4,692              -        23,495
1.85% ..........         5,467             -          1,103         62,092           968          7,749              -        31,251
1.90% ..........         1,363             -            834         11,953            32          2,174            105         6,274
1.95% ..........         1,874             -             83          7,827             -          2,385             22         3,299
2.00% ..........         4,263             -          1,169         33,841           264          6,606              -        16,356
2.05% ..........         3,822             -          2,565         37,467           553          2,769              -        12,786
2.10% ..........         1,228             -            168          3,989           259            254            154         2,604
2.15% ..........           527             -            184          6,239            21            710            276         4,901
2.20% ..........           494             -            205         14,179             -             71             14         2,526
2.25% ..........           380             -             13          3,317             -            534              -           404
2.30% ..........           292             -              -          6,463             -            678              -         2,152
2.35% ..........             -             -              -            136             -            111              -         1,402
2.40% ..........             3             -            110         15,347             -             21              -         4,008
2.45% ..........            38             -              -          2,354             -              -              -           103
2.50% ..........             -             -              -              -             -              -              -           380
2.55% ..........             -             -              -          1,258             -              -              -           295
2.60% ..........           921             -              -              -             -              -              -             -
2.65% ..........             -             -              -            313             -              -              -           110
2.70% ..........           266             -              -            129             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     861,970            33        216,456      3,451,130        46,847        498,308            959     2,393,710
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITGlFin1    GVITGlFin3     GVITGlHlth    GVITGlHlth3    GVITGlTech    GVITGlTech3     GVITGlUtl1    GVITGlUtl3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        27,516              -         63,614         7,406         40,534              -        22,516
1.00% ..........             -         8,570              -         28,055         4,909         32,966              -        11,867
1.05% ..........             -         2,450              -          4,134           274          2,327              -         2,558
1.10% ..........             -         4,445              -         13,053         3,108          8,650              -         2,065
1.15% ..........             -         3,341              -         12,737           930          4,673              -         4,515
1.20% ..........             -        10,663              -         30,134         5,132         18,356              -        13,387
1.25% ..........            549          758          1,173          3,022           973          2,516            781           597
1.30% ..........             -         1,795              -          4,609           346          5,657              -         2,061
1.35% ..........             -         2,725              -          5,270           350          2,693              -         1,553
1.40% ..........             -        17,374              -         40,327         7,501         25,643              -        15,359
1.45% ..........             -         2,538              -         28,157         2,679         52,669              -         5,376
1.50% ..........             -           741              -          8,630           710          1,896              -           645
1.55% ..........             -         5,691              -         25,512         3,765         23,176              -         8,242
1.60% ..........             -         4,000              -         10,351           839          8,540              -         3,746
1.65% ..........             -         1,870              -         11,855           332          4,660              -           836
1.70% ..........             -           813              -          3,087           381          4,485              -           875
1.75% ..........             -         1,846              -          7,127           266          3,918              -         1,182
1.80% ..........             -           823              -          5,732           313          2,697              -           318
1.85% ..........             -         1,124              -          3,014           699          4,644              -         1,125
1.90% ..........             -         1,121              -          1,492           144            586              -           298
1.95% ..........             -         1,652              -          4,242            12          1,313              -           735
2.00% ..........             -         1,067              -          4,342           222          2,657              -           539
2.05% ..........             -         1,173              -          4,980            44          2,161              -         1,543
2.10% ..........             -            32              -          1,503            19            433              -           186
2.15% ..........             -            12              -            250             -            813              -           154
2.20% ..........             -           112              -          2,014           201            401              -            49
2.25% ..........             -           237              -            561             -            333              -           463
2.30% ..........             -             -              -            410             -            536              -            76
2.35% ..........             -             -              -          1,447             -             55              -             -
2.40% ..........             -             -              -            135             -             36              -           146
2.45% ..........             -             -              -            262             -            331              -             -
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -            226             -             13              -            22
2.60% ..........             -            57              -          2,157             -              -              -             -
2.65% ..........             -             -              -             29             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
Totals ......... $         549       104,546          1,173        332,470        41,555        260,368            781       103,034
                 ============= ============= ============== ============== ============= ============== ============== =============

                     GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $   2,101,328             -        386,311        112,936       239,291        648,976        283,538       314,036
1.00% ..........       950,406             -        219,846         23,895        48,160        199,080         85,116        85,107
1.05% ..........       209,975             -         44,565          4,349        12,156         38,922          8,139        15,431
1.10% ..........       460,108             -         37,511         28,140        65,420        282,876        138,782       139,060

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.15% ..........       235,680             -         18,766         31,917        61,319        228,759        145,917        99,829
1.20% ..........       859,562             -         58,684         56,023       164,150        363,913        154,394       171,559
1.25% ..........       121,076             -         11,060         59,994        32,066        171,902         74,280        71,355
1.30% ..........       135,668             -         28,359          9,911        21,378         68,083         17,552        25,082
1.35% ..........       188,317             -          8,736         17,784        34,359         97,218         56,935        50,226
1.40% ..........     1,222,630             -         71,502         98,821       195,253        787,431        385,457       333,614
1.45% ..........       364,997             -         32,593         17,328        50,200        163,255         81,871        61,385
1.50% ..........       120,354        72,495          4,909         17,222        60,095        174,801         89,905       103,776
1.55% ..........       604,071             -         16,726         46,563       125,065        331,805        142,780       163,928
1.60% ..........       236,621        14,711          5,540         30,226       124,998        308,167        180,924       168,486
1.65% ..........       137,543        56,013          6,823         37,263        62,504        138,715         97,273        68,145
1.70% ..........        71,416             -          3,537          8,539        13,077         62,622         27,530        28,138
1.75% ..........       102,504        14,506          3,193         10,809        46,541        173,308         68,930        83,762
1.80% ..........        83,105         6,400          1,500         17,737         9,711         49,825         24,785        37,798
1.85% ..........        77,983             -          4,801         18,549        31,018        114,917         61,790        39,445
1.90% ..........        17,124         8,670            587          2,330           174         13,333         21,168         5,115
1.95% ..........        17,781        48,497             90         37,831        11,252         82,436         50,571        22,331
2.00% ..........        66,613           970          2,675          8,201        13,436         45,195         47,505        19,928
2.05% ..........        57,754        22,867            418         22,780        14,702         87,918         40,473        32,897
2.10% ..........         9,485        53,746             89          8,794        21,496         90,391         37,232        30,854
2.15% ..........         8,688         1,326            659          1,919         4,214         27,058         15,142        19,250
2.20% ..........         7,431        26,447            966         25,925         8,854         83,654         65,137        44,490
2.25% ..........         4,586             -            661          1,532         3,449         18,612          8,549         3,309
2.30% ..........         7,628             -             54          2,904           401          8,137         10,722         1,898
2.35% ..........            14           952             11            604           176          6,480          1,230           139
2.40% ..........         9,221             -              -          2,177         1,065         15,173         11,400         2,402
2.45% ..........         2,034         3,304            229          1,211            74          3,823          2,189         2,202
2.50% ..........             3         4,437              4             11           205         17,506          4,026        12,470
2.55% ..........           743             -              -            231             -          1,280          1,115             -
2.60% ..........           330         8,228              -         14,909         5,783          3,167         12,130        10,674
2.65% ..........           337             -              -             60            66            223            401            68
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -            218             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   8,493,116       343,569        971,405        779,425     1,482,108      4,908,961      2,455,106     2,268,189
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,130        12,048              -        454,777       239,545      1,804,833      1,728,475             -
1.00% ..........           659         2,036              -        206,313       102,159        743,017        962,918             -
1.05% ..........           430         1,031              -         41,399        18,225        190,499        147,852             -
1.10% ..........           316         3,223              -         88,522        53,907        295,711        225,242             -
1.15% ..........           478         2,752              -         47,396        26,827        154,006         77,307             -
1.20% ..........         1,062         8,836              -        215,710       151,926      1,202,944        277,705             -
1.25% ..........           423         1,277            587         23,493        17,225        112,022         55,335             -
1.30% ..........           580           505              -         37,885        34,433        168,674         50,395             -
1.35% ..........           383         2,361              -         46,970        19,367        207,628         51,360             -
1.40% ..........         2,799        12,742              -        288,699       169,325      1,276,293        481,012             -
1.45% ..........            90         4,343              -        108,794        91,650        593,251        233,455             -
1.50% ..........           143         1,645            192         24,303        20,271        174,080         48,944         8,504
1.55% ..........           944         4,144              -        121,417        65,170        523,525        141,551             -
1.60% ..........         1,374         6,012            548         40,325        30,386        224,554         48,227         1,873
1.65% ..........           140         2,415             83         24,642        15,332        155,657         44,512         4,678
1.70% ..........             -           769              -         11,423         8,144         81,632         25,023             -
1.75% ..........             -           339            335         21,908         6,616         74,915         14,020         1,659
1.80% ..........           184           899              -         10,070         9,616         53,848          9,831         1,161
1.85% ..........           418           768              -         15,678        13,808         83,684         22,733             -
1.90% ..........           135            21              6          3,117         4,844         18,135          5,640           767
1.95% ..........             -             -             42          5,447         2,143         32,075          4,460         2,280
2.00% ..........             -           294              -         11,559         8,299         42,279         10,357             -
2.05% ..........             -           671             39          5,250         6,757         37,585          6,098         2,424
2.10% ..........            12           263            146            878         1,740         38,704          2,957         2,302
2.15% ..........             -            22              -          4,690         2,365         10,242          3,063             -
2.20% ..........             -             -             26          1,726           793         24,030          2,931         5,048
2.25% ..........             -             -              -            481         1,511          1,921            645             -
2.30% ..........             -             -              -          4,402         1,025          4,157          1,140             -
2.35% ..........             -             -              -             57            27          1,303             57             -
2.40% ..........             -             -              -         10,356         2,026          1,019            334             -
2.45% ..........             -             -              -              -            57          2,548            449           567
2.50% ..........             -             -              -              -             -          1,208             57        14,624

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.55% ..........             -             -              -            933           220              2             21             -
2.60% ..........             -             -              -             44             -          1,244              -           378
2.65% ..........             -             -              -            234            47              -             26             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      13,700        69,416          2,004      1,878,898     1,125,786      8,337,225      4,684,132        46,265
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITLead     GVITLead3    GVITNStrVal    GVITSmCapGr  GVITSmCapGr2   GVITSmCapVal  GVITSmCapVal2    GVITSmComp
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        13,491         20,587        216,188             -      1,373,498              -       992,503
1.00% ..........             -         8,074          9,302         74,832             -        444,190              -       413,093
1.05% ..........             -           664          2,672         11,471             -         90,411              -        68,134
1.10% ..........             -         2,205            497         71,871             -        293,008              -       178,092
1.15% ..........             -         1,386            224         35,848             -        137,777              -        90,470
1.20% ..........             -         7,379          5,411        143,122             -        578,803              -       463,862
1.25% ..........            44         2,708            561         20,522             -         78,738              -        55,804
1.30% ..........             -         1,446          1,063         32,424             -         98,568              -        90,466
1.35% ..........             -         2,469            239         33,290             -        135,752              -        79,734
1.40% ..........             -        11,164          1,494        199,095             -        754,407              -       504,049
1.45% ..........             -         4,441          1,993         92,248             -        280,321              -       197,893
1.50% ..........             -           934          1,067         20,417         9,736         63,938         14,576        48,083
1.55% ..........             -         5,668            108         76,666             -        321,134              -       160,025
1.60% ..........             -         6,081              -         42,376           585        138,004          3,090        79,733
1.65% ..........             -         3,353            251         27,070         3,980         99,325          9,221        89,312
1.70% ..........             -           244              3         21,363             -         55,376              -        25,997
1.75% ..........             -             7              -         12,116         2,211         57,281          2,468        28,613
1.80% ..........             -           374             33         10,869           435         38,757            803        30,779
1.85% ..........             -            44            190         21,758             -         74,004              -        56,051
1.90% ..........             -             -             16          3,361           440         15,840          1,544         7,549
1.95% ..........             -            19              -          1,568         5,313         17,120          5,938         9,137
2.00% ..........             -            36             10         11,151            10         72,465            125        17,335
2.05% ..........             -         2,148              -          9,882         3,987         35,171          5,801        23,226
2.10% ..........             -             -              9          2,121         5,101          5,214          6,510         2,702
2.15% ..........             -             -              -          1,093           315          6,980          1,095         3,154
2.20% ..........             -            53              -          2,850         1,489         20,104          4,802         3,961
2.25% ..........             -            29              -            936             -          2,798              -         1,846
2.30% ..........             -             -              -            390             -          3,936              -         2,488
2.35% ..........             -             -              -            115           794            224             10             -
2.40% ..........             -            29              -            299             -          1,314              -         5,889
2.45% ..........             -             -              -              -           170          2,323              -             4
2.50% ..........             -             -              -              -             -              -             76           134
2.55% ..........             -             -              -              2             -            255              -           722
2.60% ..........             -             -              -              -           611              -            596             -
2.65% ..........             -             -              -             50             -             53              -           128
2.70% ..........             -             -              -              -             -              -              -           133
2.85% ..........             -             -              -              -             -             11              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $          44        74,446         45,730      1,197,364        35,177      5,297,100         56,655     3,731,101
                 ============= ============= ============== ============== ============= ============== ============== =============

                   GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -         1,646          3,003              -        59,679        514,703         86,007        15,484
1.00% ..........             -           664          2,691              -        40,842        208,848         36,964         7,638
1.05% ..........             -             6            343              -         2,131         46,734         10,451           785
1.10% ..........             -           393            545              -        18,074         83,393          8,234         2,151
1.15% ..........             -           243            202              -         7,992         42,474          2,762         2,072
1.20% ..........             -           681          1,825              -        34,663        227,173         23,122         5,671
1.25% ..........             -           115             48          1,813         3,406         28,050          4,324         1,113
1.30% ..........             -            16          2,596              -         8,140         43,442         12,012         3,957
1.35% ..........             -           219            442              -         6,309         48,561          3,306         2,390
1.40% ..........             -           675          3,441              -        47,431        321,737         24,351        10,284
1.45% ..........             -           304            525              -        30,207        110,223          8,931         4,419
1.50% ..........        16,166           254            554              -        15,868         46,084          1,395           456
1.55% ..........             -           474            576              -        20,136        101,420          6,922         4,232
1.60% ..........         8,201           100            328              -        13,351         50,515          2,019         1,315
1.65% ..........         4,531            53            442              -         7,453         48,607          2,206         1,421
1.70% ..........             -            32             70              -         4,060         18,843            247         1,828
1.75% ..........         3,636             -              -              -         7,567         24,303            557           437
1.80% ..........         4,565             -            138              -         3,882         14,075          2,519           527
1.85% ..........             -            88             30              -         3,365         14,990          2,352           637
1.90% ..........         4,838             -              4              -           876          5,751            165           378

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.95% ..........         8,110             -              -              -         4,093         18,704              9           222
2.00% ..........         2,271            12              8              -         8,663         10,402             61         4,391
2.05% ..........         7,620            98              -              -         3,777         23,238          1,350             -
2.10% ..........         6,880             -              -              -           751          9,156            323           122
2.15% ..........           450             -              -              -           384          6,319              -         1,917
2.20% ..........         8,635             -              -              -           200         13,369            897            53
2.25% ..........             -             -              -              -            44            297             12           297
2.30% ..........             -             -              -              -            69          3,258              -         3,666
2.35% ..........             -             2              1              -             -          1,036             19             -
2.40% ..........             -             -              -              -           339          4,447              -        10,157
2.45% ..........         1,875             -             73              -            71          2,834              -             -
2.50% ..........         1,464             -              -              -             -            878            157             -
2.55% ..........             -             -              -              -             -            292              -           539
2.60% ..........         2,317             -              -              -         1,195          3,943              -             -
2.65% ..........             -             -              -              -             -            110              -           209
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      81,559         6,075         17,885          1,813       355,018      2,098,209        241,674        88,768
                 ============= ============= ============== ============== ============= ============== ============== =============

                        JanBal      JanCapAp    JanGlTechS2      JanGlTech   JanIntGroS2      JanIntGro     JanRMgCore   JPMSTMidCap
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       464,971         39,002        120,948       110,791        251,452         10,110        12,935
1.00% ..........             -       221,526         15,279         65,243        34,380        130,592          1,460         5,641
1.05% ..........             -        31,812          3,204          8,875        10,678         13,755            157         1,171
1.10% ..........             -       101,978         13,311         19,552        45,081         54,509            186         1,842
1.15% ..........             -        53,811          6,324         11,304        21,191         30,261             49           874
1.20% ..........             -       369,854         31,415         86,135        91,742        217,209          6,461         8,590
1.25% ..........         1,049        46,431          8,490         10,845        18,989         21,827            104         1,040
1.30% ..........             -       108,217          4,733         16,968        12,227         38,187             22           656
1.35% ..........             -        54,577          7,376          7,633        22,183         17,224             51         1,303
1.40% ..........             -       575,193         42,248        146,943       108,797        281,339          8,631        12,485
1.45% ..........             -       341,750         17,144         92,951        48,950        198,239          1,770         4,543
1.50% ..........             -        63,246          3,539         19,141        11,819         43,064             56           347
1.55% ..........             -       153,366         17,732         25,141        33,121         60,316            957         2,998
1.60% ..........             -        66,792          6,777         11,591        26,921         23,093            797           516
1.65% ..........             -        79,242          9,533         15,756        22,216         25,186            573           601
1.70% ..........             -        34,421          6,218          4,991        20,147         15,106              4           306
1.75% ..........             -        18,031          1,977            872        10,226          5,616          1,184           245
1.80% ..........             -        24,376          3,163          2,972         6,538         13,604             46           368
1.85% ..........             -        26,727          2,591          2,743        10,524         14,705             29           378
1.90% ..........             -        15,898            746          2,972         4,202          3,097          1,054           128
1.95% ..........             -        15,730            226          2,285         2,419          4,810              -             5
2.00% ..........             -        13,495          2,276          1,810         3,725          8,426             49            24
2.05% ..........             -        11,795          1,879          3,314         6,805          3,737            194           737
2.10% ..........             -         2,851            341            757           729          1,928              1           269
2.15% ..........             -         4,121            718            310           191            405              -            78
2.20% ..........             -         3,071            198            772            84          2,356              -            68
2.25% ..........             -         1,181            238             38            25            481              7             3
2.30% ..........             -           151            177             15            33             62              -           440
2.35% ..........             -            52              5             16             -             27            180             -
2.40% ..........             -         1,314             31              -           112              -              -            10
2.45% ..........             -             8              -              4             -              8              -           192
2.50% ..........             -           700              -              -            37             80              -             -
2.55% ..........             -             -              -              -             -              -              -            13
2.60% ..........             -           832              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -           231              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       1,049     2,907,751        246,891        682,897       684,883      1,480,701         34,132        58,806
                 ============= ============= ============== ============== ============= ============== ============== =============

                   MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -              -              -             -              -        323,577        96,563
1.00% ..........             -             -              -              -             -              -        146,119        26,411
1.05% ..........             -             -              -              -             -              -         37,399         5,625
1.10% ..........             -             -              -              -             -              -         59,460        18,969
1.15% ..........             -             -              -              -             -              -         34,828         8,404
1.20% ..........             -             -              -              -             -              -        130,373        91,780
1.25% ..........           785             -              -            266           192              -         23,743         4,436
1.30% ..........             -             -              -              -             -              -         28,812         4,889

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.35% ..........             -             -              -              -             -              -         38,940        15,154
1.40% ..........             -             -              -              -             -              -        163,440        62,796
1.45% ..........             -             -              -              -             -              -         71,554        19,253
1.50% ..........             -        15,120          5,567          8,847         9,388          3,213         17,715        10,026
1.55% ..........             -             -              -              -             -              -         77,833        29,232
1.60% ..........             -         3,746          1,204          2,590         1,098             93         44,057        11,775
1.65% ..........             -        11,557          6,269         11,632         2,311          1,290         22,171         6,786
1.70% ..........             -             -              -              -             -              -         13,028         2,140
1.75% ..........             -         4,735          1,664          4,878           970            462         11,243         2,194
1.80% ..........             -         2,909            706            157             -              -          6,422         6,256
1.85% ..........             -             -              -              -             -              -         15,248         2,084
1.90% ..........             -         2,974          1,759          1,898           224            389          4,498           262
1.95% ..........             -         8,536          6,616          7,916         4,197          2,384          2,998           695
2.00% ..........             -         1,927             12          1,170           377              -         17,641           227
2.05% ..........             -         9,649          2,951          9,206         6,359          1,635         11,224         1,353
2.10% ..........             -         7,245          3,288          3,138         1,499          2,811          1,025         6,436
2.15% ..........             -           485            476          1,982           309            687          1,376             -
2.20% ..........             -         4,111          3,341          5,772         2,510          3,667          1,394         1,227
2.25% ..........             -             -              -              -             -              -             73             -
2.30% ..........             -             -              -              -             -              -            457             -
2.35% ..........             -           201            391          2,045             -          1,194              -            33
2.40% ..........             -             -              -              -             -              -             56             -
2.45% ..........             -           826            386            848           787              -              -             -
2.50% ..........             -         1,456          1,398            201           423            373              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -         2,840            127            720           142            637              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $         785        78,317         36,155         63,266        30,786         18,835      1,306,704       435,006
                 ============= ============= ============== ============== ============= ============== ============== =============

                     NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     462,602       418,457            551        594,125     1,293,083              -        340,931       420,820
1.00% ..........       221,236       238,125            689        280,872       542,703              -         96,807       107,254
1.05% ..........        37,671        43,902             30         48,280        85,242              -         13,154        18,566
1.10% ..........       110,881        49,848            297        153,227       353,678              -         93,766       135,418
1.15% ..........        47,707        15,490             56         55,775       184,051              -         61,619        73,922
1.20% ..........       248,770       133,790          1,142        242,676       590,304              -        199,413       329,908
1.25% ..........        35,410        13,664             22         47,933        97,629              -         22,841        45,958
1.30% ..........        44,965        16,995            244         56,050       120,649              -         34,455        59,617
1.35% ..........        38,106        20,840              9         37,250       147,064              -         52,751        81,712
1.40% ..........       329,184       146,703            823        335,167       778,129              -        296,072       372,553
1.45% ..........       199,098        71,028            135        210,798       350,202              -         75,760       119,207
1.50% ..........        32,813        10,132             18         40,414        87,679         27,432         40,184        36,751
1.55% ..........       117,519        73,718            122         87,902       338,342              -        112,131       148,726
1.60% ..........        52,832        15,929            121         36,197       163,092         10,967         65,005        77,078
1.65% ..........        41,770        21,931            121         60,327       144,553         14,493         43,894        84,797
1.70% ..........        21,757         6,714              1         33,788        78,593              -         14,106        25,521
1.75% ..........        21,635         4,378              -         10,331        53,098          7,587         25,996        30,713
1.80% ..........        11,243         6,597              -         14,813        48,212          9,009         21,768        36,047
1.85% ..........        12,884         3,527              -         21,102        83,350              -         30,718        22,391
1.90% ..........         7,236         1,195              -          5,559        17,524          3,737         10,435         8,943
1.95% ..........         4,333           152             14          5,901         9,829         16,230         12,803         9,635
2.00% ..........         6,692         3,317            259          8,174        42,513            495          6,072        13,723
2.05% ..........        12,561         4,300              -          5,885        38,734         13,183         19,264        22,757
2.10% ..........         2,868           276              5          2,066         3,687         10,877         10,914         1,759
2.15% ..........         1,788           169              -            357         4,807          1,269          1,918         1,248
2.20% ..........         4,976           850            344          3,537         7,487          8,914         10,995         2,299
2.25% ..........           503            72              -            421         2,833              -            121         1,140
2.30% ..........           106            36              -            131           668              -             70           336
2.35% ..........            89            26              -              3            95              -             60             -
2.40% ..........             3             -              -              5         2,585              -            241         1,094
2.45% ..........             -             -              -              -           591            294          1,873             -
2.50% ..........             -             -              -            112           437          6,108            438             8
2.55% ..........             -             -              -              -           454              -              -           502
2.60% ..........             -             -              -             72             -          3,819          2,859             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.65% ..........             9             -              -              9           415              -             54            73
2.70% ..........             -             -              -            512           108              -              -           126
2.85% ..........             -             -              -              -             -              -              -            11
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   2,129,247     1,322,161          5,003      2,399,771     5,672,420        134,414      1,719,488     2,290,613
                 ============= ============= ============== ============== ============= ============== ============== =============

                     OppGlSecS   OppHighIncS      OppMSFund     OppMSFundS   OppMSSmCapS    OppStratBdS      PVTGroInc        StOpp2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -        964,540              -             -              -              -       453,138
1.00% ..........             -             -        458,263              -             -              -              -       110,277
1.05% ..........             -             -         85,104              -             -              -              -        20,176
1.10% ..........             -             -        211,324              -             -              -              -       165,676
1.15% ..........             -             -        106,609              -             -              -              -       103,168
1.20% ..........             -             -        519,626              -             -              -              -       399,646
1.25% ..........             -           482         81,734              -           300              -             86        50,816
1.30% ..........             -             -        118,392              -             -              -              -        54,450
1.35% ..........             -             -        119,992              -             -              -              -        90,470
1.40% ..........             -             -        767,479              -             -              -              -       401,706
1.45% ..........             -             -        387,916              -             -              -              -       144,317
1.50% ..........        16,965             -         85,290         30,748             -         13,039              -        42,326
1.55% ..........             -             -        272,884              -             -              -              -       216,435
1.60% ..........        11,873             -        134,028          6,154             -         11,438              -        94,808
1.65% ..........         9,134             -         94,242         42,905             -         15,711              -        82,227
1.70% ..........             -             -         28,426              -             -              -              -        39,297
1.75% ..........         8,164             -         39,951          8,411             -          5,049              -        38,991
1.80% ..........         5,821             -         54,917          2,506             -          1,879              -        46,727
1.85% ..........             -             -         46,637              -             -              -              -        30,587
1.90% ..........         2,630             -         10,976          2,860             -          2,599              -         5,075
1.95% ..........        16,585             -          9,524          9,529             -         14,998              -        10,381
2.00% ..........           645             -         23,601          1,604             -             34              -        18,105
2.05% ..........        16,073             -         16,387         12,336             -          5,676              -        24,125
2.10% ..........        15,716             -          4,162         23,399             -         11,859              -         1,455
2.15% ..........         1,045             -          3,945            913             -          1,363              -         3,375
2.20% ..........        14,303             -          8,013         13,156             -          4,039              -         6,212
2.25% ..........             -             -          1,900              -             -              -              -         1,339
2.30% ..........             -             -          1,016              -             -              -              -           335
2.35% ..........           693             -            231            293             -            421              -             -
2.40% ..........             -             -          1,244              -             -              -              -         1,620
2.45% ..........         1,633             -            107            325             -          1,395              -           465
2.50% ..........           754             -            356            126             -            139              -           532
2.55% ..........             -             -              -              -             -              -              -           709
2.60% ..........         1,066             -          1,362          1,995             -          1,061              -         1,953
2.65% ..........             -             -             58              -             -              -              -            65
2.70% ..........             -             -              -              -             -              -              -           556
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     123,100           482      4,660,236        157,260           300         90,700             86     2,661,540
                 ============= ============= ============== ============== ============= ============== ============== =============

                  VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      10,136       147,050         15,214        109,941             -              -              -       150,983
1.00% ..........         3,598        69,090          9,129         40,749             -              -              -        50,830
1.05% ..........         1,676        12,382          1,576          7,717             -              -              -         9,486
1.10% ..........           727        13,582          1,052          9,268             -              -              -        19,958
1.15% ..........           459         4,185          2,008          6,004             -              -              -        13,026
1.20% ..........         4,452        68,110         11,886         55,696             -              -              -        85,408
1.25% ..........           961         8,106            158          3,354             -              -             23        11,249
1.30% ..........         2,438        10,550            844          2,997             -              -              -         6,767
1.35% ..........         1,284         9,195            689          5,733             -              -              -        10,734
1.40% ..........         8,613        70,058          8,115         46,302             -              -              -        84,197
1.45% ..........         2,856        30,345          3,209         18,027             -              -              -        23,021
1.50% ..........           316         6,668            118          1,801        40,450          5,633          1,130         7,332
1.55% ..........         1,656        15,990          2,203         14,401             -              -              -        32,542
1.60% ..........           807         6,889            144          4,429        21,441          3,411            484        27,238
1.65% ..........           950         8,077            608          5,217        40,195          3,650          1,585        10,661
1.70% ..........           439         2,028            274          1,533             -              -              -         3,483
1.75% ..........            73         1,741              9            712        20,076          3,459              -        13,754
1.80% ..........           430         3,020            391          1,773         7,992          2,891             26         3,095
1.85% ..........           784         2,096             96          1,419             -              -              -         9,916
1.90% ..........            43         2,157            248          1,148         9,885          2,205            638         3,234
1.95% ..........            18           422            113             21        45,984          7,150            584           381
2.00% ..........            24         1,971            415            912           415            790              -         5,620

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued         VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.05% ..........           319         1,984             24          1,243        36,977          6,914            141         4,408
2.10% ..........             -           269              -              -        44,367          5,531              -           224
2.15% ..........             -           227             23            109         5,359            565              -         1,229
2.20% ..........             -           474             28             34        32,953          7,607              -         2,024
2.25% ..........             -             -              -              -             -              -              -           155
2.30% ..........             -            26          1,006             31             -              -              -            61
2.35% ..........             -             -              -              -         2,661            560              -             -
2.40% ..........             -             -            191            177             -              -              -           649
2.45% ..........             -             -              -              -         3,494            742            135           263
2.50% ..........             -             -              -              -         2,759            184              -             -
2.55% ..........             -             -              4             12             -              -              -             -
2.60% ..........             -             -              -              -        10,211            130              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      43,059       496,692         59,775        340,760       325,219         51,422          4,746       591,928
                 ============= ============= ============== ============== ============= ============== ============== =============

                     VKMidCapG   VKUSRealEst     VicDivrStk      VicInvQBd    VicSmCoOpp      WRAsStrat          WRBal         WRBnd
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      37,739       755,823          5,403              -           954        196,550        184,418       197,255
1.00% ..........        14,742       240,690          4,896              -           725          3,599          2,342         3,560
1.05% ..........         3,272        47,166            530              -             -          2,220          2,817         5,329
1.10% ..........         8,942       137,519         17,397              -           454        241,514        161,496       183,293
1.15% ..........         6,953        83,868          5,720              -         1,810        124,314         92,032        84,244
1.20% ..........        46,710       366,460         35,562          8,325         5,707          9,203          5,038         7,029
1.25% ..........         4,913        41,723          5,913             62           194         17,061         15,828        17,659
1.30% ..........         4,672        50,124            719              -            56          2,728          1,888         3,221
1.35% ..........        13,869        66,323            283              -             -          9,013          4,213         4,775
1.40% ..........        41,545       473,850         11,939              -         1,339        382,840        307,298       343,576
1.45% ..........        19,626       125,910         90,184              -         4,388         46,395         35,837        26,643
1.50% ..........        12,371        51,260          1,108            199           240         18,607          9,054        19,200
1.55% ..........        13,119       216,954         39,256              -         5,410        321,188        224,515       230,281
1.60% ..........         3,372       105,982          7,734              -         1,962        157,175         99,608       101,189
1.65% ..........        23,008        67,211          2,873            242           357         23,428         17,710        15,763
1.70% ..........         1,666        20,746          3,207              -           106         16,652         15,664        20,134
1.75% ..........         5,906        44,110          8,468              -             -          2,441          9,408         4,990
1.80% ..........         5,488        24,352            579              -             -         11,408         11,637         6,086
1.85% ..........         3,635        51,273          1,317              -             -         46,750         25,204        30,368
1.90% ..........           606        11,832            197              -             -          8,595          6,182         5,853
1.95% ..........           582        21,717              -              -             -         15,575          7,836        14,103
2.00% ..........           319        31,019            805              -           140         26,187         17,661        13,889
2.05% ..........         3,346        32,053          5,852              -           654         10,728          8,418         5,660
2.10% ..........           343        17,814              -              -             -          3,190          1,375         1,334
2.15% ..........            34         8,697          4,131              -             -          1,480            316            18
2.20% ..........         2,389        24,227              -              -             -             72            601           701
2.25% ..........             9         3,379              -              -             -          3,370          1,366         3,209
2.30% ..........             -         7,729              -              -             -            430            380           313
2.35% ..........             -         1,166              -              -             -              -             69             -
2.40% ..........             3        17,364              -              -             -          7,016          1,650             -
2.45% ..........             -         4,330              -              -             -          2,122              -         6,238
2.50% ..........             -         1,645              -              -             -             32              -             2
2.55% ..........             -         1,490              -              -             -              -              -             -
2.60% ..........             -         2,506              -              -             -              -              -             -
2.65% ..........             -           526              -              -             -              -              -             -
2.70% ..........             -           511              -              -             -              -              -             -
2.85% ..........             -            12              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     279,179     3,159,361        254,073          8,828        24,496      1,711,883      1,271,861     1,355,915
                 ============= ============= ============== ============== ============= ============== ============== =============

                      WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     375,066         4,003        466,277        134,008         1,785         71,454         73,460           867
1.00% ..........         5,378             -          7,020          1,075             -            329          1,681             1
1.05% ..........         7,244           100          9,767          4,354            26          1,465          1,917            37
1.10% ..........       454,840         4,352        567,922        177,465         5,096        105,674         83,537         1,667
1.15% ..........       170,358         1,937        233,390         83,062         2,022         44,064         47,381           409
1.20% ..........        11,404            61         16,207          4,611            67          3,339          2,588            73
1.25% ..........        33,855           115         41,290         18,007         2,571          7,513          7,733             -
1.30% ..........         3,331           119          5,241          2,275            51            440          2,959            54
1.35% ..........        13,362           117         16,335          3,114            45          2,448          1,970            19
1.40% ..........       841,148         4,688      1,069,474        208,105         5,341        221,044        139,514         1,402

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.45% ..........        94,772           697        137,177         20,718         1,278         17,959         23,527           713
1.50% ..........        29,573           485         44,231          8,487           147          9,865          9,184            11
1.55% ..........       577,348         6,062        707,524        164,801         5,690        140,778         77,119         1,799
1.60% ..........       281,483         3,154        353,526         88,119         2,276        101,798         60,388           609
1.65% ..........        53,147         1,146         74,773          8,073           132          7,720          7,722           141
1.70% ..........        38,641            50         55,508         10,867             -         11,710          8,520            36
1.75% ..........         5,850            51         14,395          5,919            61          1,543          1,656             -
1.80% ..........        25,089           350         35,724          5,785             4          8,409          5,543             8
1.85% ..........        92,757           193        110,482         21,688           294         17,468         23,047             1
1.90% ..........        18,881           442         24,278          3,565             -          3,393          2,573             -
1.95% ..........        35,555            31         36,027         12,149             8          7,530          2,314            26
2.00% ..........        51,228           587         74,115         13,614           248         16,962          9,889           567
2.05% ..........        16,503           187         24,850          6,589            51          2,255          3,590            25
2.10% ..........         7,241             -          7,761          1,299             -          1,285          2,424             -
2.15% ..........           650             -          2,209              -           134            360            120             -
2.20% ..........           770             -             63             68             -              -            121             -
2.25% ..........         8,886             -         11,221          2,314             -          3,656          3,825             -
2.30% ..........         1,923             -          6,005            148             -            942            668             -
2.35% ..........            31             -             30              -             -              -              -             -
2.40% ..........         2,720             -          2,723              -             -            321            142             -
2.45% ..........            61             -              -             60             -             67            103             -
2.50% ..........            37             -             25             32             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   3,259,132        28,927      4,155,570      1,010,371        27,327        811,791        605,215         8,465
                 ============= ============= ============== ============== ============= ============== ============== =============

                        WRMMkt     WRMortSec     WRRealEstS      WRSciTech       WRSmCap       WRSmCpVal       WRValue
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
0.95% .......... $      33,107           322            782        152,155       199,471          2,071        163,303
1.00% ..........         1,811             8             14            478         1,117              1            177
1.05% ..........         1,323             -             50          2,736         3,274            173          2,071
1.10% ..........        32,349         1,112          2,581        202,113       267,489          4,187        268,391
1.15% ..........        16,320           316            894         75,308       115,728          2,096        110,652
1.20% ..........         1,141            12             18          7,057         8,750             92          6,690
1.25% ..........         5,080            31             67          6,639        15,693            162         18,165
1.30% ..........           557            33            371            943           831             56          4,020
1.35% ..........         1,558            26             37          5,967         9,548             32          8,278
1.40% ..........        84,808         1,566          2,555        335,677       515,696          5,511        336,251
1.45% ..........        22,010           109            532         26,807        38,903            778         42,919
1.50% ..........         3,460            56            104         13,982        21,089            472         16,319
1.55% ..........        51,526         1,374          4,426        293,340       391,281          6,772        300,915
1.60% ..........        30,731           119            675        155,533       195,158          2,765        187,209
1.65% ..........         7,559           130            150         10,933        15,922            353         27,056
1.70% ..........         6,857             -              8         11,164        21,305              4         14,879
1.75% ..........           879             -             14          2,143         2,246            141          4,824
1.80% ..........         4,361           124            130          8,296        14,359            222         17,528
1.85% ..........        14,966            72             96         39,116        49,786            287         51,030
1.90% ..........         4,845             -              -          5,049         7,451              -          7,800
1.95% ..........         2,985             5              1         17,896        16,057             35         22,228
2.00% ..........         7,977             -            141         18,283        33,124            328         36,162
2.05% ..........         1,094             -            187          8,589         5,814            136         15,566
2.10% ..........           964             -              -          1,305         2,695              -          2,298
2.15% ..........             -             -              -          1,185         1,407             19            695
2.20% ..........           144             -              -             29            86              -            739
2.25% ..........         2,282             -              -          2,600         6,217              -          3,051
2.30% ..........           286             -              -            533         1,269              -            886
2.35% ..........             -             -              -              -             -              -            119
2.40% ..........           105             -              -          2,004         1,731              -          2,156
2.45% ..........             -             -              -          1,021            69              -          1,105
2.50% ..........             -             -              -              6             7              -              -
2.55% ..........             -             -              -              -             -              -              -
2.60% ..........             -             -              -              -             -              -              -
2.65% ..........             -             -              -              -             -              -              -
2.70% ..........             -             -              -              -             -              -              -
2.85% ..........             -             -              -              -             -              -              -
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
  Totals ....... $     341,085         5,415         13,833      1,408,887     1,963,573         26,693      1,673,482
                 ============= ============= ============== ============== ============= ============== ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $225,076,609 and $624,241,668, respectively, and total transfers from the Account to the fixed account were $121,886,830 and $238,528,658, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $1,206,157 and $5,270,796 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $19,108,673 and $29,575,901 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
AIM VIF - Balanced Fund - Series I Shares
     2004 ....................  0.95% to 2.05%       75,617  $ 10.11 to  9.76  $       755,714     1.41%    6.50% to   5.37%
     2003 ....................  0.95% to 2.05%       78,940     9.49 to  9.26          743,430     2.46%   15.26% to  13.96%
     2002 ....................  0.95% to 1.55%       45,020     8.18 to  8.24          369,841     5.12%  -18.39% to -17.89%
AIM VIF - Basic Value Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      771,896    10.86 to 10.54        8,311,060     0.00%    9.18% to   7.96%
     2003 ....................  1.50% to 2.60%      741,502     9.95 to  9.76        7,338,132     0.00%   31.29% to  29.83%
     2002 ....................  1.50% to 2.60%      298,956     7.52 to  7.58        2,260,202     0.00%  -24.80% to -24.23% (a) (b)
AIM VIF - Blue Chip - Series I Shares
     2004 ....................  0.95% to 2.05%       50,444     9.40 to  9.08          469,043     0.12%    3.68% to   2.58%
     2003 ....................  0.95% to 2.05%       40,180     9.07 to  8.85          360,974     0.00%   23.96% to  22.55%
     2002 ....................  0.95% to 1.55%       21,069     7.27 to  7.32          153,752     0.00%  -27.31% to -26.86%
AIM VIF - Capital Appreciation Fund - Series I Shares
     2004 ....................  0.95% to 1.75%       17,219    10.46 to  6.98          177,635     0.00%    5.61% to   4.83%
     2003 ....................  0.95% to 1.75%       11,432     9.91 to  6.66          111,852     0.00%   28.29% to  27.23%
     2002 ....................  0.95% to 1.10%        3,915     7.71 to  7.72           30,215     0.00%  -25.19% to -25.08%
AIM VIF - Capital Appreciation Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      155,396    10.57 to 10.26        1,626,691     0.00%    4.74% to   3.57%
     2003 ....................  1.50% to 2.60%      173,419    10.09 to  9.90        1,739,753     0.00%   27.25% to  25.83%
     2002 ....................  1.50% to 2.50%       62,716     7.88 to  7.93          495,921     0.00%  -21.25% to -20.71% (a) (b)
AIM VIF - Capital Development Fund - Series II Shares
     2004 ....................  1.50% to 2.05%        7,363    11.04 to 11.00           81,205     0.00%   10.37% to   9.96% (a) (b)
AIM VIF - Core Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       15,351    11.07 to 10.86          167,088     1.01%    7.93% to   7.28%
     2003 ....................  0.95% to 1.55%       14,504    10.25 to 10.12          147,046     1.27%   23.24% to  22.49%
     2002 ....................  0.95% to 1.55%        7,344     8.26 to  8.32           60,743     0.72%  -16.89% to -16.39%
AIM VIF - Premier Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       51,837     9.05 to  8.88          463,546     0.47%    4.77% to   4.13%
     2003 ....................  0.95% to 1.55%       49,765     8.64 to  8.53          426,173     0.32%   23.89% to  23.14%
     2002 ....................  0.95% to 1.55%       46,242     6.93 to  6.98          321,013     0.78%  -31.34% to -30.92%
AIM VIF - Premier Equity Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      195,246     9.83 to  9.54        1,901,148     0.32%    3.91% to   2.75%
     2003 ....................  1.50% to 2.60%      191,437     9.46 to  9.28        1,800,438     0.32%   22.96% to  21.59%
     2002 ....................  1.50% to 2.45%       75,225     7.64 to  7.69          576,910     0.61%  -23.57% to -23.07% (a) (b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
     2004 ....................  1.50% to 2.60%      416,687    11.23 to 10.90        4,641,616     0.76%    9.55% to   8.33%
     2003 ....................  1.50% to 2.60%      371,825    10.25 to 10.06        3,793,585     0.79%   30.20% to  28.75%
     2002 ....................  1.50% to 2.60%       82,504     7.81 to  7.87          647,929     0.00%  -21.85% to -21.26% (a) (b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
     2004 ....................  1.50% to 2.60%      400,843    10.14 to  9.85        4,033,313     0.00%    6.72% to   5.53%
     2003 ....................  1.50% to 2.60%      414,836     9.51 to  9.33        3,923,210     0.00%   21.52% to  20.16%
     2002 ....................  1.50% to 2.60%      126,001     7.76 to  7.82          983,078     0.00%  -22.36% to -21.77% (a) (b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
     2004 ....................  1.50% to 2.60%      485,953    13.44 to 13.05        6,469,324     0.08%   17.29% to  15.98%
     2003 ....................  1.50% to 2.60%      498,772    11.46 to 11.25        5,681,552     0.55%   38.78% to  37.23%
     2002 ....................  1.50% to 2.60%      153,160     8.20 to  8.26        1,261,226     0.00%  -18.04% to -17.42% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
American Century VP - Income & Growth Fund - Class I
     2004 ....................  0.95% to 2.70%   18,762,735  $ 14.07 to  9.55  $   251,068,433     1.42%   11.92% to  10.03%
     2003 ....................  0.95% to 2.70%   20,993,443    12.58 to  8.68      251,721,267     1.19%   28.13% to  25.85%
     2002 ....................  0.95% to 2.25%   20,008,742     6.71 to  9.81      188,588,661     1.10%  -21.61% to -20.14%
     2001 ....................  0.95% to 2.25%   20,431,056     8.05 to 12.29      243,703,532     0.83%  -10.68% to  -9.23%
     2000 ....................  0.95% to 1.90%   17,654,096     9.56 to 13.54      234,021,547     0.49%  -12.22% to  -9.39% (b)
American Century VP - Income & Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      453,009    11.57 to 11.22        5,192,683     1.13%   10.89% to  9.65%
     2003 ....................  1.50% to 2.60%      440,628    10.43 to 10.24        4,569,235     0.91%   27.25% to  25.83%
     2002 ....................  1.50% to 2.60%      157,252     8.13 to  8.20        1,284,778     0.00%  -18.65% to -18.04% (a) (b)
American Century VP - Inflation Protection - Class II
     2004 ....................  0.95% to 2.60%    5,298,678    10.75 to 10.45       56,958,290     3.57%    4.81% to   3.06%
     2003 ....................  0.95% to 2.25%    1,685,537    10.26 to 10.33       17,335,412     1.22%    2.58% to   1.69% (a) (b)
American Century VP - International Fund - Class I
     2004 ....................  0.95% to 2.30%    9,350,630    12.34 to  9.27      112,520,318     0.55%   13.83% to  12.37%
     2003 ....................  0.95% to 2.30%   10,982,643    10.84 to  8.25      116,204,136     0.73%   23.33% to  21.60%
     2002 ....................  0.95% to 2.20%   13,652,082     6.70 to  8.88      117,330,400     0.94%  -22.38% to -21.13%
     2001 ....................  0.95% to 2.20%   19,760,892     8.60 to 11.28      215,444,041     0.09%  -31.02% to -29.85%
     2000 ....................  0.95% to 2.00%   18,957,858    12.46 to 16.10      296,162,940     0.12%  -18.48% to -14.62% (b)
American Century VP - International Fund - Class III
     2004 ....................  0.95% to 2.60%    5,939,570    11.34 to 10.84       66,874,494     0.57%   13.99% to  12.18%
     2003 ....................  0.95% to 2.60%    5,738,677     9.94 to  9.66       56,813,017     0.67%   23.33% to  21.23%
     2002 ....................  0.95% to 2.25%    4,339,185     7.97 to  8.06       34,923,433     0.00%  -20.30% to -19.36% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.60%    1,635,491    10.83 to 10.36       17,586,065     0.00%    9.62% to   7.87%
     2003 ....................  0.95% to 2.70%    1,599,480     9.88 to  9.59       15,711,387     0.00%   23.71% to  21.51%
     2002 ....................  0.95% to 2.25%      427,070     7.89 to  7.99        3,401,279     0.45%  -21.11% to -20.13% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      314,693    10.63 to 10.32        3,322,592     0.00%    8.93% to   7.72%
     2003 ....................  1.50% to 2.60%      318,356     9.76 to  9.58        3,093,529     0.00%   22.93% to  21.55%
     2002 ....................  1.50% to 2.60%       84,098     7.88 to  7.94          665,893     0.15%  -21.20% to -20.61% (a) (b)
American Century VP - Value Fund - Class I
     2004 ....................  0.95% to 2.65%   31,066,593    17.19 to 14.62      540,444,037     0.98%   13.25% to  11.41%
     2003 ....................  0.95% to 2.65%   31,663,303    15.18 to 13.13      487,322,945     0.94%   27.73% to  25.55%
     2002 ....................  0.95% to 2.25%   30,662,966     9.53 to 12.65      370,626,062     0.88%  -14.98% to -13.45%
     2001 ....................  0.95% to 2.25%   22,460,603    11.16 to 14.65      315,105,611     0.68%    9.91% to  11.74%
     2000 ....................  0.95% to 1.90%    7,758,903    10.16 to 13.15       97,089,073     0.73%   15.91% to  18.56% (b)
   American Century VP - Value Fund - Class II
     2004 ....................  1.50% to 2.60%      736,549    12.29 to 11.93        8,984,780     0.83%   12.46% to  11.21%
     2003 ....................  1.50% to 2.60%      732,705    10.93 to 10.73        7,970,560     0.67%   26.88% to  25.47%
     2002 ....................  1.50% to 2.60%      276,263     8.55 to  8.62        2,374,430     0.00%  -14.48% to -13.84% (a) (b)
BB&T VIF - Capital Manager Equity Fund
     2004 ....................  0.95% to 1.75%      179,516    10.95 to 10.68        1,938,845     0.76%   10.85% to  10.03%
     2003 ....................  0.95% to 1.75%      160,093     9.88 to  9.70        1,566,829     0.39%   24.28% to  23.25%
     2002 ....................  0.95% to 1.70%      141,508     7.88 to  7.95        1,118,486     0.32%  -22.59% to -22.00%
BB&T VIF - Large Cap Value Fund
     2004 ....................  0.95% to 2.00%      357,885    11.11 to 10.75        3,937,384     1.79%   12.10% to  11.00%
     2003 ....................  0.95% to 2.00%      322,683     9.91 to  9.68        3,177,031     1.93%   22.45% to  21.11%
     2002 ....................  0.95% to 1.70%      173,232     8.02 to  8.09        1,397,651     1.85%  -21.01% to -20.41%
BB&T VIF - Large Company Growth Fund
     2004 ....................  0.95% to 2.05%      203,835     9.41 to  9.08        1,889,640     0.44%    4.62% to   3.52%
     2003 ....................  0.95% to 2.05%      186,382     9.00 to  8.77        1,658,565     0.00%   26.81% to  25.36%
     2002 ....................  0.95% to 1.70%      106,392     7.02 to  7.09          750,507     0.00%  -31.82% to -31.13%
BB&T VIF - Mid Cap Growth Fund
     2004 ....................  0.95% to 2.05%      232,570    13.05 to 12.61        2,998,507     0.00%   16.08% to  14.89%
     2003 ....................  0.95% to 2.05%      183,955    11.24 to 10.98        2,052,428     0.00%   35.27% to  33.75%
     2002 ....................  0.95% to 1.65%      126,777     8.22 to  8.31        1,048,811     0.00%  -21.50% to -20.76%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2004 ....................  0.95% to 1.65%      369,551    10.65 to 12.59        3,985,920     0.00%   16.87% to  16.04%
     2003 ....................  0.95% to 1.65%      447,652     9.11 to 10.85        4,142,199     0.00%   46.26% to  45.22%
     2002 ....................  0.95% to 1.65%      572,102     6.20 to  7.65        3,626,422     0.00%  -35.25% to -34.78%
     2001 ....................  0.95% to 1.65%      881,184     9.51 to 11.75        8,573,915     0.00%  -29.82% to -29.32%
     2000 ....................  0.95% to 1.65%    1,111,278    13.47 to 16.64       15,252,909     0.00%  -20.27% to -19.71%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Credit Suisse Trust - International Focus Portfolio
     2004 ....................  0.95% to 1.65%      921,733  $ 10.07 to 11.28  $     9,327,288     0.93%   13.65% to  12.85%
     2003 ....................  0.95% to 1.65%    1,056,590     8.86 to 10.00        9,407,868     0.43%   31.83% to  30.90%
     2002 ....................  0.95% to 1.65%    1,294,997     6.69 to  7.82        8,745,981     0.00%  -21.23% to -20.67%
     2001 ....................  0.95% to 1.65%    1,823,262     8.44 to  9.88       15,534,586     0.00%  -23.57% to -23.02%
     2000 ....................  0.95% to 1.65%    2,118,432    10.97 to 12.85       23,458,299     0.45%  -27.11% to -26.60%
Credit Suisse Trust - Large Cap Value Portfolio
     2004 ....................  0.95% to 2.30%    1,103,928    13.62 to 10.82       15,004,067     0.52%   10.29% to   8.86%
     2003 ....................  0.95% to 2.30%    1,221,166    12.35 to  9.94       15,061,157     0.70%   23.98% to  22.24%
     2002 ....................  0.95% to 1.85%    1,401,028     7.47 to 10.22       13,953,162     0.91%  -24.91% to -23.83%
     2001 ....................  0.95% to 1.85%    1,671,364     9.90 to 13.44       21,865,632     0.00%   -1.35% to  -0.02%
     2000 ....................  0.95% to 1.85%    1,602,464     9.98 to 13.46       20,989,398     1.11%    6.96% to  13.89% (b)
Dreyfus Emerging Leaders Fund - Service Shares
     2004 ....................  1.50% to 2.60%      126,077    12.53 to 12.16        1,562,984     0.00%   12.48% to  11.22%
     2003 ....................  1.50% to 2.60%      122,126    11.14 to 10.93        1,350,550     0.00%   44.96% to  43.34%
     2002 ....................  1.50% to 2.35%       38,847     7.64 to  7.68          297,477     0.00%  -23.62% to -23.17% (a) (b)
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
     2004 ....................  0.95% to 2.45%    5,300,317    12.57 to 12.07       66,154,517     0.43%   20.73% to  19.03%
     2003 ....................  0.95% to 2.40%    3,945,170    10.41 to 10.15       40,884,829     0.25%   36.47% to  34.45%
     2002 ....................  0.95% to 2.05%    1,223,668     7.55 to  7.63        9,310,674     0.28%  -24.49% to -23.74% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
     2004 ....................  1.50% to 2.60%       44,270     9.73 to  9.44          425,727     0.17%    4.35% to   3.19%
     2003 ....................  1.50% to 2.60%       36,008     9.32 to  9.15          333,031     0.00%   23.87% to  22.49%
     2002 ....................  1.50% to 2.60%       12,952     7.47 to  7.53           97,212     0.03%  -25.29% to -24.73% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., The
     2004 ....................  0.95% to 2.70%   13,226,882    10.49 to  7.14      134,949,800     0.38%    5.20% to   3.41%
     2003 ....................  0.95% to 2.70%   14,356,877     9.97 to  6.91      139,619,825     0.11%   24.81% to  22.55%
     2002 ....................  0.95% to 2.25%   15,948,771     5.41 to  7.99      124,666,691     0.20%  -30.97% to -29.62%
     2001 ....................  0.95% to 2.25%   19,487,708     7.79 to 11.35      217,233,733     0.06%  -24.80% to -23.32%
     2000 ....................  0.95% to 2.00%   19,733,997    10.33 to 14.80      288,435,533     1.03%  -12.80% to -11.10% (b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
     2004 ....................  0.95% to 2.65%   85,102,726    13.14 to  8.92    1,065,918,982     1.75%    9.59% to   7.79%
     2003 ....................  0.95% to 2.65%   92,185,602    11.99 to  8.28    1,056,735,132     1.42%   27.15% to  24.95%
     2002 ....................  0.95% to 2.25%   95,354,292     5.89 to  9.43      864,619,920     1.33%  -24.49% to -23.10%
     2001 ....................  0.95% to 2.25%   99,494,839     7.77 to 12.27    1,183,396,916     1.08%  -14.51% to -13.02%
     2000 ....................  0.95% to 2.00%   90,529,551     9.60 to 14.10    1,249,785,744     1.03%  -10.95% to  -8.73% (b)
Dreyfus VIF - Appreciation Portfolio - Initial Shares
     2004 ....................  0.95% to 2.60%   12,838,264    13.29 to  9.08      162,001,508     1.58%    4.05% to   2.38%
     2003 ....................  0.95% to 2.65%   14,368,474    12.77 to  8.84      174,630,642     1.38%   20.02% to  17.94%
     2002 ....................  0.95% to 2.25%   14,518,204     7.04 to 10.64      147,581,762     1.12%  -18.97% to -17.51%
     2001 ....................  0.95% to 2.25%   14,326,910     8.65 to 12.90      178,390,661     0.86%  -11.54% to -10.18%
     2000 ....................  0.95% to 1.95%   12,683,936     9.91 to 14.36      178,274,135     0.68%   -2.57% to  -1.59% (a)
Dreyfus VIF - Appreciation Portfolio - Service Shares
     2004 ....................  1.50% to 2.60%      365,410    10.27 to  9.97        3,716,756     1.44%    3.22% to   2.07%
     2003 ....................  1.50% to 2.60%      345,131     9.95 to  9.77        3,413,604     1.64%   19.02% to  17.69%
     2002 ....................  1.50% to 2.50%      120,876     8.30 to  8.36        1,007,673     1.83%  -16.96% to -16.39% (a) (b)
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     2004 ....................  0.95% to 1.85%       39,370    12.29 to 10.72          445,804     0.21%   10.28% to   9.37%
     2003 ....................  0.95% to 1.85%       36,181    11.14 to  9.80          371,156     0.03%   30.44% to  29.23%
     2002 ....................  0.95% to 1.40%       27,276     7.59 to  8.54          210,757     0.04%  -20.65% to -19.89%
Dreyfus VIF - International Value Portfolio - Initial Shares
     2004 ....................  0.95% to 1.55%       31,294    14.03 to 13.76          434,279     1.08%   18.88% to  18.16%
     2003 ....................  0.95% to 1.55%       32,213    11.80 to 11.65          377,382     1.47%   35.06% to  34.24%
     2002 ....................  0.95% to 1.55%        8,057     8.68 to  8.74           70,197     1.70%  -13.59% to -13.06%
Federated IS - American Leaders Fund II - Service Shares
     2004 ....................  1.50% to 2.60%       67,408    10.90 to 10.58          727,827     1.23%    7.86% to   6.65%
     2003 ....................  1.50% to 2.60%       62,971    10.11 to  9.92          632,955     0.90%   25.41% to  24.01%
     2002 ....................  1.50% to 2.20%       16,666     8.02 to  8.06          134,110     0.00%  -19.78% to -19.40% (a) (b)
Federated IS - Capital Appreciation Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      121,303    10.47 to 10.16        1,258,078     0.49%    5.50% to   4.33%
     2003 ....................  1.50% to 2.60%      127,784     9.93 to  9.74        1,260,625     0.35%   22.02% to  20.66%
     2002 ....................  1.50% to 2.60%       54,725     8.08 to  8.14          444,085     0.00%  -19.25% to -18.64% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Federated IS - High Income Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      501,358  $ 12.50 to 12.13  $     6,200,535     7.42%    8.51% to   7.30%
     2003 ....................  1.50% to 2.60%      594,118    11.52 to 11.30        6,802,892     4.65%   19.97% to  18.63%
     2002 ....................  1.50% to 2.60%      118,039     9.53 to  9.60        1,130,291     0.00%   -4.71% to  -3.99% (a) (b)
Federated IS - Quality Bond Fund II - Primary Shares
     2004 ....................  0.95% to 2.70%   27,791,514    13.22 to 11.87      360,649,435     4.24%    2.64% to   0.84%
     2003 ....................  0.95% to 2.70%   33,400,483    12.88 to 11.78      423,435,511     3.57%    3.65% to   1.86%
     2002 ....................  0.95% to 2.25%   33,983,812    11.56 to 12.43      416,870,120     2.89%    6.38% to   8.27%
     2001 ....................  0.95% to 2.25%   20,337,003    10.94 to 11.48      231,280,234     1.56%    5.41% to   6.98%
     2000 ....................  0.95% to 1.90%    6,068,734    10.42 to 10.73       64,748,537     0.42%    8.36% to   9.68% (b)
Federated IS - Quality Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%    1,034,363    11.18 to 10.85       11,460,780     4.09%    1.77% to   0.63%
     2003 ....................  1.50% to 2.60%    1,158,034    10.98 to 10.78       12,646,527     3.11%    2.87% to   1.72%
     2002 ....................  1.50% to 2.60%      393,660    10.59 to 10.67        4,192,600     0.00%    5.95% to   6.74% (a) (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   63,110,573    14.18 to 11.22      891,838,209     1.45%   10.32% to   8.52%
     2003 ....................  0.95% to 2.65%   64,919,984    12.86 to 10.34      833,502,241     1.53%   28.98% to  26.76%
     2002 ....................  0.95% to 2.25%   60,212,580     7.41 to 10.24      600,903,507     1.61%  -19.24% to -17.79%
     2001 ....................  0.95% to 2.25%   54,589,794     9.12 to 12.48      665,304,573     1.40%   -7.60% to  -6.00%
     2000 ....................  0.95% to 1.90%   39,698,766     9.90 to 13.31      515,176,445     1.36%    6.37% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,470,503    11.48 to 11.14       16,742,355     1.39%    9.57% to   8.34%
     2003 ....................  1.50% to 2.60%    1,453,838    10.48 to 10.28       15,156,305     0.93%   28.08% to  26.65%
     2002 ....................  1.50% to 2.60%      443,769     8.12 to  8.18        3,622,751     0.00%  -18.80% to -18.19% (a) (b)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   51,970,948    12.57 to  7.87      613,327,993     0.17%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   58,941,283    12.29 to  7.83      683,298,017     0.18%   31.52% to  29.22%
     2002 ....................  0.95% to 2.20%   60,318,635     5.87 to  9.35      534,138,053     0.15%  -32.14% to -30.86%
     2001 ....................  0.95% to 2.20%   69,067,055     8.59 to 13.52      892,510,436     0.00%  -19.96% to -18.51%
     2000 ....................  0.95% to 1.95%   64,931,577    10.75 to 16.59    1,041,161,720     0.07%  -14.41% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      622,916     9.86 to  9.57        6,092,705     0.13%    1.58% to   0.44%
     2003 ....................  1.50% to 2.60%      619,256     9.71 to  9.53        5,981,099     0.08%   30.55% to  29.10%
     2002 ....................  1.50% to 2.60%      202,676     7.38 to  7.44        1,504,242     0.00%  -26.18% to -25.62% (a) (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   28,067,837     9.61 to  8.92      277,897,270     7.77%    8.43% to   6.63%
     2003 ....................  0.95% to 2.65%   35,327,848     8.86 to  8.37      323,732,284     5.77%   25.76% to  23.70%
     2002 ....................  0.95% to 2.25%   26,938,971     6.37 to  7.69      195,766,587     9.64%    0.83% to   2.63%
     2001 ....................  0.95% to 2.20%   25,533,687     6.29 to  7.51      179,983,516    13.15%  -14.04% to -12.74%
     2000 ....................  0.95% to 1.90%   21,554,542     7.33 to  8.62      172,868,705     6.89%  -24.08% to -22.41% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    5,309,091    12.25 to 10.21       65,783,903     1.09%   12.41% to  11.05%
     2003 ....................  0.95% to 2.25%    6,173,912    10.90 to  9.19       68,125,249     0.74%   41.85% to  39.95%
     2002 ....................  0.95% to 2.20%    7,674,047     6.17 to  8.42       59,763,768     0.79%  -22.25% to -21.10%
     2001 ....................  0.95% to 2.20%   10,843,987     7.92 to 10.69      107,319,995     5.59%  -23.21% to -22.03%
     2000 ....................  0.95% to 1.90%    9,861,467    10.34 to 13.73      124,962,270     1.34%  -20.68% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
     2004 ....................  1.50% to 2.60%      708,262    12.13 to 11.78        8,510,693     1.00%   11.62% to  10.37%
     2003 ....................  1.50% to 2.60%      646,592    10.87 to 10.67        6,988,652     0.53%   40.86% to  39.28%
     2002 ....................  1.50% to 2.60%      202,377     7.66 to  7.72        1,557,719     0.00%  -23.40% to -22.82% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
     2004 ....................  0.95% to 2.65%    6,862,770    12.36 to 11.80       84,243,034     0.94%   12.42% to  10.61%
     2003 ....................  0.95% to 2.70%    5,106,033    10.99 to 10.66       55,922,783     0.48%   41.89% to  39.35%
     2002 ....................  0.95% to 2.25%    2,316,895     7.65 to  7.75       17,918,637     0.00%  -23.48% to -22.52% (a) (b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
     2004 ....................  0.95% to 2.85%   47,949,091    16.47 to 11.31      767,936,500     0.24%   14.24% to  12.15%
     2003 ....................  0.95% to 2.85%   46,557,635    14.41 to 10.08      654,671,016     0.33%   27.13% to  24.71%
     2002 ....................  0.95% to 2.40%   45,313,610     6.92 to 11.34      503,327,033     0.72%  -12.03% to -10.29%
     2001 ....................  0.95% to 2.25%   44,175,712     7.82 to 12.64      551,070,400     0.67%  -14.60% to -13.20%
     2000 ....................  0.95% to 2.00%   42,190,841    10.31 to 14.56      609,378,308     0.30%   -8.88% to  -7.60% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,246,619  $ 12.36 to 11.99  $    15,271,569     0.21%   13.43% to  12.17%
     2003 ....................  1.50% to 2.60%    1,168,158    10.89 to 10.69       12,657,188     0.16%   26.27% to  24.87%
     2002 ....................  1.50% to 2.60%      337,942     8.56 to  8.63        2,907,598     0.00%  -14.39% to -13.74% (a) (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    2,891,195    10.49 to 11.15       30,798,680     2.94%    3.33% to   1.99%
     2003 ....................  0.95% to 2.05%    1,077,164    10.15 to 10.97       11,207,437     0.00%    1.53% to   0.80% (a) (b)
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
     2004 ....................  0.95% to 2.35%    9,323,234     9.69 to  6.93       88,133,135     0.48%    6.04% to   4.61%
     2003 ....................  0.95% to 2.35%   10,741,094     9.14 to  6.62       95,964,919     0.62%   28.43% to  26.61%
     2002 ....................  0.95% to 2.20%   12,480,171     5.09 to  7.12       86,958,330     0.95%  -23.86% to -22.66%
     2001 ....................  0.95% to 2.20%   15,069,734     6.67 to  9.20      136,159,773     0.25%  -16.62% to -15.26%
     2000 ....................  0.95% to 1.95%   16,526,979     8.02 to 10.86      177,419,391     1.25%  -18.66% to -15.47% (b)
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      741,487    14.33 to 13.91       10,528,591     0.00%   22.79% to  21.42%
     2003 ....................  1.50% to 2.60%      656,982    11.67 to 11.45        7,623,045     0.15%   36.18% to  34.66%
     2002 ....................  1.50% to 2.60%      211,852     8.50 to  8.57        1,810,462     0.00%  -14.95% to -14.31% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
     2004 ....................  0.95% to 2.65%    4,540,152    13.17 to 12.58       59,295,063     0.00%   12.90% to  11.09%
     2003 ....................  0.95% to 2.65%    4,151,781    11.66 to 11.32       48,179,536     0.00%   56.29% to  53.62%
     2002 ....................  0.95% to 2.20%      897,365     7.37 to  7.46        6,681,297     0.00%  -26.30% to -25.38% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      226,885    13.00 to 12.62        2,923,757     0.00%   12.13% to  10.88%
     2003 ....................  1.50% to 2.60%      182,049    11.60 to 11.38        2,099,853     0.00%   55.01% to  53.28%
     2002 ....................  1.50% to 2.60%       59,983     7.42 to  7.48          447,622     0.00%  -25.75% to -25.19% (a) (b)
First Horizon Capital Appreciation Portfolio
     2004 ....................  0.95% to 2.00%       41,705    13.88 to 13.40          569,994     0.00%   10.19% to   9.02%
     2003 ....................  0.95% to 2.00%       39,589    12.60 to 12.29          492,966     0.00%   40.93% to  39.44%
     2002 ....................  0.95% to 2.00%       21,602     8.81 to  8.94          191,806     0.00%  -20.25% to -19.40%
     2001 ....................  0.95% to 2.00%          748    11.05 to 11.09            8,286     0.00%   10.50% to  10.88% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        14.04               701,963     0.00%        11.25%
     2003 ....................      0.00%            50,000        12.62               631,000     0.00%        42.28%
     2002 ....................      0.00%            50,000         8.87               443,500     0.00%       -18.62%
     2001 ....................      0.00%            50,000        10.90               545,000     0.00%         9.00%       (a) (b)
First Horizon Core Equity Portfolio
     2004 ....................  0.95% to 2.00%      179,886    10.01 to  9.66        1,776,697     0.70%    4.48% to   3.37%
     2003 ....................  0.95% to 2.00%      191,003     9.58 to  9.34        1,812,845     0.24%   27.38% to  26.03%
     2002 ....................  0.95% to 2.00%      140,512     7.41 to  7.52        1,051,904     0.37%  -27.59% to -26.81%
     2001 ....................  0.95% to 2.00%       10,994    10.24 to 10.27          112,875     0.15%    2.38% to   2.73% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        10.09               504,531     0.70%         5.48%
     2003 ....................      0.00%            50,000         9.57               478,333     0.24%        28.60%
     2002 ....................      0.00%            50,000         7.44               371,962     0.37%       -26.11%
     2001 ....................      0.00%            50,000        10.07               503,392     0.15%         0.70%       (a) (b)
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
     2004 ....................     1.25%             42,724        11.23               479,896     0.18%         9.61%
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
     2004 ....................      1.25%            17,859        13.05               233,070     0.04%        22.20%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
     2004 ....................      1.25%             8,344        12.51               104,377     1.47%        17.05%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
     2004 ....................      1.25%             3,590        11.38                40,840     0.00%        13.76%       (a) (b)
Gartmore GVIT Comstock Value Fund - Class I
     2004 ....................  0.95% to 2.60%    8,373,849    11.77 to  9.09       97,664,621     1.30%   16.38% to  14.55%
     2003 ....................  0.95% to 2.70%    5,371,018    10.11 to  7.90       53,809,350     1.27%   30.19% to  27.86%
     2002 ....................  0.95% to 2.25%    4,287,245     5.91 to  7.91       33,188,223     1.31%  -27.24% to -25.86%
     2001 ....................  0.95% to 2.10%    4,369,756     8.09 to 10.70       45,828,137     1.35%  -14.24% to -12.99%
     2000 ....................  0.95% to 1.80%    4,254,272     9.46 to 12.33       51,284,501     0.99%  -14.80% to -11.47% (a)
Gartmore GVIT Dreyfus International Value Fund - Class II
     2004 ....................     1.25%                336        12.92                 4,341     2.07%        18.50%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Dreyfus International Value Fund - Class III
     2004 ....................  0.95% to 2.40%    2,138,241  $ 16.47 to 16.09  $    35,083,705     1.85%   19.12% to  17.51%
     2003 ....................  0.95% to 2.15%      458,485    13.73 to 13.62        6,285,255     0.00%   37.29% to  36.25% (a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
     2004 ....................  0.95% to 2.70%   15,860,940    18.71 to 15.33      308,684,977     0.54%   14.63% to  12.71%
     2003 ....................  0.95% to 2.70%   15,398,869    16.32 to 13.60      262,026,841     0.44%   33.37% to  31.02%
     2002 ....................  0.95% to 2.25%   14,362,198     8.84 to 13.65      183,719,797     0.39%  -17.61% to -16.11%
     2001 ....................  0.95% to 2.25%   10,642,272    10.68 to 16.30      162,769,286     0.49%   -3.99% to  -2.25%
     2000 ....................  0.95% to 1.90%    5,685,234    12.94 to 16.70       88,889,726     0.70%   10.70% to  14.12% (a)
Gartmore GVIT Emerging Markets Fund - Class I
     2004 ....................  0.95% to 2.15%      284,119    13.42 to 10.97        3,633,362     0.85%   19.60% to  18.31%
     2003 ....................  0.95% to 2.15%      406,653    11.22 to  9.27        4,356,168     0.55%   63.70% to  61.73%
     2002 ....................  0.95% to 2.05%      515,037     5.71 to  6.85        3,389,175     0.22%  -17.20% to -16.04%
     2001 ....................  0.95% to 1.85%      688,788     6.90 to  8.16        5,327,512     0.47%   -7.52% to  -6.09%
     2000 ....................  0.95% to 1.40%       12,616     7.47 to  8.69          104,867     0.00%  -13.29% to -13.08% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class III
     2004 ....................  0.95% to 2.35%    3,106,247    14.73 to 14.19       45,429,179     1.04%   19.61% to  18.08%
     2003 ....................  0.95% to 2.40%    2,849,141    12.31 to 12.01       34,902,010     0.47%   63.65% to  61.26%
     2002 ....................  0.95% to 2.25%    1,318,331     7.45 to  7.52        9,892,328     0.36%  -25.50% to -24.76% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class VI
     2004 ....................  1.50% to 2.20%       13,294    11.74 to 11.68          155,709     1.69%   17.39% to  16.84% (a) (b)
Gartmore GVIT Federated High Income Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   16,155,881    13.85 to 11.65      216,070,644     6.95%    9.05% to   7.24%
     2003 ....................  0.95% to 2.50%   16,524,655    12.70 to 10.94      203,364,646     7.83%   21.11% to  19.28%
     2002 ....................  0.95% to 2.20%   13,477,703     8.90 to 10.49      137,551,122     8.60%    0.65% to   2.24%
     2001 ....................  0.95% to 2.20%    9,462,395     8.82 to 10.26       95,231,351    10.09%    1.53% to   3.22%
     2000 ....................  0.95% to 1.80%    5,607,801     8.71 to  9.94       55,267,328    10.25%   -9.92% to  -8.24% (b)
Gartmore GVIT Global Financial Services Fund - Class I
     2004 ....................      1.25%             3,093        14.34                44,349     1.54%        19.48%
     2003 ....................      1.25%             2,686        12.00                32,234     0.46%        39.69%
Gartmore GVIT Global Financial Services Fund - Class III
     2004 ....................  0.95% to 2.60%      614,645    14.86 to 14.17        9,063,639     1.77%   19.98% to  18.11%
     2003 ....................  0.95% to 2.60%      444,314    12.39 to 11.99        5,474,639     0.55%   40.12% to  37.82%
     2002 ....................  0.95% to 2.00%      268,594     8.71 to  8.84        2,369,793     0.15%  -12.86% to -11.58% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class I
     2004 ....................      1.25%             8,804        11.89               104,685     0.00%         6.51%
     2003 ....................      1.25%               580        11.16                 6,475     0.00%        34.99%
Gartmore GVIT Global Health Sciences Fund - Class III
     2004 ....................  0.95% to 2.65%    2,433,103    12.25 to 11.65       29,522,923     0.00%    6.82% to   5.06%
     2003 ....................  0.95% to 2.65%    1,751,103    11.47 to 11.09       19,957,282     0.00%   35.47% to  33.19%
     2002 ....................  0.95% to 2.60%      966,515     8.33 to  8.47        8,156,119     0.00%  -16.73% to -15.34% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class I
     2004 ....................  0.95% to 2.20%      997,831     3.07 to  3.57        3,219,904     0.00%    3.32% to   2.08%
     2003 ....................  0.95% to 2.20%    1,232,090     2.97 to  3.50        3,847,558     0.00%   53.76% to  51.78%
     2002 ....................  0.95% to 2.20%    1,513,650     1.88 to  2.35        3,100,271     0.66%  -44.20% to -43.33%
     2001 ....................  0.95% to 2.20%    2,521,408     3.35 to  4.19        9,096,947     0.00%  -44.30% to -43.27%
     2000 ....................  0.95% to 1.70%      873,079     5.99 to  7.45        5,540,292     0.00%  -40.14% to -39.96% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class III
     2004 ....................  0.95% to 2.40%    1,321,233    11.34 to 10.90       14,861,753     0.00%    3.29% to   1.84%
     2003 ....................  0.95% to 2.55%    2,165,513    10.98 to 10.68       23,644,482     0.00%   53.72% to  51.25%
     2002 ....................  0.95% to 2.20%      511,430     7.07 to  7.14        3,648,433     0.40%  -29.32% to -28.56% (a) (b)
Gartmore GVIT Global Utilities Fund - Class I
     2004 ....................      1.25%             5,693        13.54                77,075     1.27%        28.34%
     2003 ....................      1.25%             5,169        10.55                54,526     0.52%        22.50%
Gartmore GVIT Global Utilities Fund - Class III
     2004 ....................  0.95% to 2.55%    1,576,428    12.60 to 12.01       19,709,923     1.30%   28.71% to  26.76%
     2003 ....................  0.95% to 2.55%      303,185     9.79 to  9.48        2,946,757     0.64%   22.99% to  21.00%
     2002 ....................  0.95% to 2.05%       97,862     7.84 to  7.96          775,686     1.27%  -21.58% to -20.43% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Government Bond Fund - Class I
     2004 ....................  0.95% to 2.60%   48,795,618  $ 14.24 to 11.79  $   649,792,719     5.35%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   61,425,031    13.92 to 11.69      801,670,591     3.35%    1.03% to  -0.67%
     2002 ....................  0.95% to 2.25%   77,981,271    11.77 to 13.78    1,011,348,469     4.58%    8.08% to   9.93%
     2001 ....................  0.95% to 2.25%   51,441,846    10.89 to 12.53      614,717,734     5.32%    4.45% to   6.23%
     2000 ....................  0.95% to 1.80%   30,078,962    10.46 to 11.80      345,720,403     5.66%   10.52% to  11.49% (b)
Gartmore GVIT Government Bond Fund - Class II
     2004 ....................  1.50% to 2.60%    1,628,935    10.92 to 10.60       17,636,604     5.11%    1.47% to   0.33%
     2003 ....................  1.50% to 2.60%    1,961,425    10.76 to 10.56       20,998,616     3.98%    0.24% to  -0.88%
     2002 ....................  1.50% to 2.60%      945,128    10.66 to 10.74       10,126,255     2.83%    6.58% to   7.38% (a) (b)
Gartmore GVIT Growth Fund - Class I
     2004 ....................  0.95% to 2.50%   12,847,793     7.11 to  4.83       88,536,579     0.31%    7.13% to   5.52%
     2003 ....................  0.95% to 2.50%   14,947,044     6.64 to  4.58       96,289,796     0.02%   31.48% to  29.39%
     2002 ....................  0.95% to 2.05%   16,188,470     3.42 to  5.05       79,642,219     0.00%  -30.60% to -29.40%
     2001 ....................  0.95% to 1.90%   19,812,385     4.93 to  7.15      138,671,512     0.00%  -30.07% to -28.82%
     2000 ....................  0.95% to 1.90%   23,423,007     7.00 to 10.05      232,073,777     0.19%  -27.85% to -25.96% (b)
Gartmore GVIT ID Aggressive Fund - Class II
     2004 ....................  0.95% to 2.65%    5,429,388    12.18 to 11.58       65,348,850     1.69%   12.94% to  11.10%
     2003 ....................  0.95% to 2.65%    4,049,277    10.79 to 10.43       43,273,923     1.41%   30.62% to  28.37%
     2002 ....................  0.95% to 2.60%    1,544,512     8.10 to  8.26       12,699,362     1.09%  -19.92% to -17.42% (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   10,005,688    11.04 to 10.50      109,291,782     2.33%    3.66% to   1.91%
     2003 ....................  0.95% to 2.65%   10,506,818    10.65 to 10.30      111,096,410     2.82%    6.88% to   5.06%
     2002 ....................  0.95% to 2.60%    6,278,984     9.80 to  9.96       62,335,100     2.54%   -1.97% to  -0.39% (a) (b)
Gartmore GVIT ID Moderate Fund - Class II
     2004 ....................  0.95% to 2.65%   35,448,745    11.69 to 11.12      409,682,246     2.05%    8.50% to   6.70%
     2003 ....................  0.95% to 2.65%   28,925,404    10.77 to 10.42      309,210,666     1.90%   18.91% to  16.88%
     2002 ....................  0.95% to 2.60%   13,348,727     8.91 to  9.06      120,505,145     1.68%  -11.18% to  -9.41% (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
     2004 ....................  0.95% to 2.85%   18,307,486    11.99 to 11.34      216,903,970     1.80%   11.03% to   8.98%
     2003 ....................  0.95% to 2.85%   13,776,564    10.80 to 10.40      147,557,142     1.48%   25.44% to  23.04%
     2002 ....................  0.95% to 2.60%    5,730,817     8.45 to  8.61       49,131,920     1.32%  -16.08% to -13.89% (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   15,686,074    11.42 to 10.86      177,228,363     2.25%    6.14% to   4.37%
     2003 ....................  0.95% to 2.65%   14,393,258    10.76 to 10.41      153,730,145     2.39%   12.62% to  10.70%
     2002 ....................  0.95% to 2.60%    7,262,378     9.40 to  9.56       69,158,135     2.11%   -5.96% to  -4.43% (a) (b)
Gartmore GVIT International Growth Fund - Class I
     2004 ....................  0.95% to 2.10%      158,756     7.45 to  6.58        1,138,344     0.76%   13.11% to  11.91%
     2003 ....................  0.95% to 2.10%      187,653     6.59 to  5.86        1,193,370     0.00%   34.34% to  32.58%
     2002 ....................  0.95% to 1.85%      227,163     4.43 to  4.90        1,078,351     0.00%  -25.80% to -24.83%
     2001 ....................  0.95% to 1.90%      250,125     5.97 to  6.52        1,585,220     0.25%  -30.28% to -29.33%
     2000 ....................  0.95% to 1.45%       43,902     8.58 to  9.23          403,432     0.00%   -7.93% to  -7.71% (a) (b)
Gartmore GVIT International Growth Fund - Class III
     2004 ....................  0.95% to 2.15%      665,501    11.82 to 11.44        7,803,470     1.00%   13.27% to  12.01%
     2003 ....................  0.95% to 2.05%      441,368    10.44 to 10.24        4,580,456     0.00%   34.05% to  32.56%
     2002 ....................  0.95% to 2.05%      195,852     7.72 to  7.79        1,521,407     0.00%  -22.76% to -22.14% (a) (b)
Gartmore GVIT International Value Fund - Class VI
     2004 ....................  1.50% to 2.20%       28,799    11.47 to 11.42          329,969     0.49%   14.72% to  14.18% (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
     2004 ....................  0.95% to 2.65%   14,529,688    11.17 to  9.27      158,341,735     1.94%    7.46% to   5.67%
     2003 ....................  0.95% to 2.65%   15,489,907    10.39 to  8.77      157,300,998     1.73%   17.29% to  15.28%
     2002 ....................  0.95% to 2.20%   14,568,854     7.44 to  8.86      126,552,438     2.20%  -14.67% to -13.15%
     2001 ....................  0.95% to 2.20%   13,426,670     8.68 to 10.20      135,233,293     2.33%   -5.92% to  -4.59%
     2000 ....................  0.95% to 1.80%    9,840,209     9.27 to 10.69      104,552,157     2.82%   -2.31% to  -1.29% (a)
Gartmore GVIT Mid Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    7,830,003    12.13 to  9.29       96,860,973     0.00%   14.24% to  12.37%
     2003 ....................  0.95% to 2.65%    8,921,111    10.62 to  8.26       96,911,423     0.00%   38.81% to  36.38%
     2002 ....................  0.95% to 2.25%    8,014,482     3.21 to  8.32       62,837,582     0.00%  -38.83% to -37.61%
     2001 ....................  0.95% to 2.05%    9,802,628     8.27 to 13.35      123,698,577     0.00%  -32.22% to -30.98%
     2000 ....................  0.95% to 2.00%    9,594,512    12.15 to 19.37      175,055,203     0.00%  -23.46% to -16.18% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Money Market Fund - Class I
     2004 ....................  0.95% to 2.60%   47,255,568  $ 11.73 to  9.89  $   533,222,860     0.88%   -0.15% to  -1.81%
     2003 ....................  0.95% to 2.60%   61,044,850    11.75 to 10.07      691,344,651     0.67%   -0.33% to  -1.99%
     2002 ....................  0.95% to 2.60%   98,379,110    10.27 to 11.79    1,120,076,990     1.18%   -1.31% to   0.25%
     2001 ....................  0.95% to 2.25%  117,529,505    10.50 to 11.76    1,332,823,895     3.10%    1.13% to   2.61%
     2000 ....................  0.95% to 1.90%   72,240,743    10.61 to 12.52      807,445,540     5.12%    3.68% to   5.02%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.65%   35,853,013    12.08 to  9.13      427,878,572     1.23%    8.71% to   6.91%
     2003 ....................  0.95% to 2.65%   40,667,472    11.11 to  8.54      447,026,775     0.54%   26.30% to  24.12%
     2002 ....................  0.95% to 2.25%   43,675,677     6.55 to  8.80      380,932,564     0.85%  -19.47% to -18.14%
     2001 ....................  0.95% to 2.25%   48,260,088     8.11 to 10.75      515,465,142     0.75%  -14.10% to -12.66%
     2000 ....................  0.95% to 1.80%   45,824,390     9.46 to 12.30      562,349,517     0.65%   -3.87% to  -0.48% (b)
Gartmore GVIT Nationwide/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      228,367    10.92 to 10.59        2,461,950     1.03%    7.89% to  6.69%
     2003 ....................  1.50% to 2.60%      243,662    10.12 to  9.93        2,445,831     0.47%   25.33% to  23.93%
     2002 ....................  1.50% to 2.60%       95,189     8.01 to  8.07          767,177     0.76%  -19.88% to -19.27% (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
     2004 ....................      1.25%               311        12.17                 3,786     0.38%         17.31%
     2003 ....................      1.25%               337        10.38                 3,497     0.22%         23.82%
     2002 ....................      1.25%               355         8.38                 2,975     0.54%        -16.18%      (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
     2004 ....................  0.95% to 2.25%      517,620    13.40 to 12.90        6,878,568     0.39%   17.64% to  16.19%
     2003 ....................  0.95% to 2.40%      555,773    11.39 to 11.07        6,293,400     0.20%   24.40% to  22.57%
     2002 ....................  0.95% to 2.20%      675,300     9.03 to  9.16        6,165,014     1.34%   -9.72% to  -8.43% (a) (b)
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
     2003 ....................  0.95% to 2.10%    1,255,626    10.06 to  9.75       13,203,244     0.03%   37.49% to  35.87%
     2002 ....................  0.95% to 1.80%    1,421,331     6.29 to  9.39       10,832,478     0.03%  -26.99% to -26.07%
     2001 ....................  0.95% to 1.80%    1,814,381     8.58 to 12.72       18,783,461     0.48%   -5.30% to  -4.18%
     2000 ....................  0.95% to 1.80%    2,045,136     9.03 to 13.29       22,067,980     1.00%    5.68% to   7.80% (b)
Gartmore GVIT Small Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    6,907,587    14.75 to 13.37      100,140,193     0.00%   12.34% to  10.48%
     2003 ....................  0.95% to 2.65%    7,921,776    13.13 to 12.10      102,531,773     0.00%   32.99% to  30.67%
     2002 ....................  0.95% to 2.25%    7,239,678     4.39 to  9.87       70,683,692     0.00%  -35.14% to -33.92%
     2001 ....................  0.95% to 2.20%    7,019,483    14.37 to 14.94      104,113,801     0.00%  -13.15% to -11.69%
     2000 ....................  0.95% to 2.00%    4,035,275    16.55 to 16.92       68,033,571     0.00%  -22.63% to -16.96% (a)
Initial Funding by Depositor
     2000 ....................      0.00%           100,000        17.19             1,718,630     0.00%        -16.17%
Gartmore GVIT Small Cap Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      205,976    10.57 to 10.26        2,160,538     0.00%   11.47% to  10.23%
     2003 ....................  1.50% to 2.60%      206,299     9.49 to  9.31        1,946,808     0.00%   32.05% to  30.58%
     2002 ....................  1.50% to 2.60%       62,244     7.13 to  7.18          446,027     0.00%  -28.70% to -28.16% (a) (b)
Gartmore GVIT Small Cap Value Fund - Class I
     2004 ....................  0.95% to 2.85%   18,902,563    21.77 to 19.99      470,375,470     0.00%   16.18% to  14.10%
     2003 ....................  0.95% to 2.85%   20,424,000    18.73 to 17.52      437,227,841     0.00%   55.37% to  52.38%
     2002 ....................  0.95% to 2.40%   20,923,018     9.81 to 16.47      287,510,313     0.01%  -29.29% to -27.86%
     2001 ....................  0.95% to 2.25%   20,396,752    13.77 to 22.87      383,267,849     0.04%   24.96% to  27.05%
     2000 ....................  0.95% to 1.90%    9,836,911    12.77 to 18.03      139,794,131     0.00%    9.21% to  10.86%
Gartmore GVIT Small Cap Value Fund - Class II
     2004 ....................  1.50% to 2.60%      288,728    12.62 to 12.25        3,616,650     0.00%   15.24% to  13.96%
     2003 ....................  1.50% to 2.60%      271,345    10.95 to 10.75        2,957,361     0.00%   54.10% to  52.39%
     2002 ....................  1.50% to 2.60%       91,515     7.05 to  7.11          648,541     0.00%  -29.47% to -28.93% (a) (b)
Gartmore GVIT Small Company Fund - Class I
     2004 ....................  0.95% to 2.70%   17,198,697    18.44 to 17.47      348,300,700     0.00%   17.89% to  15.93%
     2003 ....................  0.95% to 2.70%   18,060,444    15.64 to 15.07      310,330,135     0.00%   39.67% to  37.22%
     2002 ....................  0.95% to 2.25%   17,985,000     7.39 to 14.03      220,913,252     0.00%  -19.60% to -18.11%
     2001 ....................  0.95% to 2.25%   17,761,358     9.15 to 17.16      264,333,775     0.11%   -9.27% to  -7.60%
     2000 ....................  0.95% to 1.90%   14,358,242    14.75 to 18.60      227,088,913     0.03%    0.42% to   7.87% (a)
Gartmore GVIT Small Company Fund - Class II
     2004 ....................  1.50% to 2.60%      386,685    12.67 to 12.30        4,856,465     0.00%   17.00% to  15.70%
     2003 ....................  1.50% to 2.60%      389,998    10.83 to 10.63        4,200,161     0.00%   38.51% to  36.96%
     2002 ....................  1.50% to 2.60%      153,778     7.76 to  7.82        1,199,574     0.00%  -22.38% to -21.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Turner Growth Focus Fund - Class I
     2003 ....................  0.95% to 2.35%      559,208  $  3.23 to  2.86  $     1,760,628     0.00%   49.53% to  47.37%
     2002 ....................  0.95% to 1.90%      750,449     1.94 to  2.16        1,580,486     0.00%  -44.37% to -43.40%
     2001 ....................  0.95% to 1.90%    1,938,798     3.49 to  3.82        7,191,214     0.00%  -40.83% to -39.61%
     2000 ....................  0.95% to 1.50%      302,210     5.91 to  6.33        1,883,451     0.00%  -36.87% to -36.70% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class III
     2003 ....................  0.95% to 2.45%      471,588    11.19 to 10.90        5,254,060     0.00%   49.05% to  46.81%
     2002 ....................  0.95% to 1.90%      131,153     7.43 to  7.51          982,915     0.00%  -25.70% to -24.94% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class I
     2004 ....................       1.25%           17,830        13.60               242,559     0.00%         11.00%
     2003 ....................       1.25%              575        12.26                 7,047     0.00%         50.24%
Gartmore GVIT U.S. Growth Leaders Fund - Class III
     2004 ....................  0.95% to 2.60%    1,936,359    12.63 to 12.02       24,247,683     0.00%   11.38% to   9.52%
     2003 ....................  0.95% to 2.60%    3,766,233    11.34 to 10.98       42,432,617     0.00%   50.95% to  48.44%
     2002 ....................  0.95% to 2.60%      525,137     7.40 to  7.51        3,932,114     0.00%  -26.04% to -24.87% (a) (b)
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   12,983,235    13.86 to 12.34      177,337,309     4.89%    5.52% to   3.74%
     2003 ....................  0.95% to 2.60%   13,033,009    13.13 to 12.00      169,204,066     5.36%   11.05% to   9.20%
     2002 ....................  0.95% to 2.60%   13,884,968    10.89 to 11.96      163,062,295     5.45%    4.42% to   6.19%
     2001 ....................  0.95% to 2.20%   11,028,888    10.39 to 11.29      122,424,789     5.69%    1.81% to   3.19%
     2000 ....................  0.95% to 1.80%    8,741,582    10.27 to 10.97       94,348,851     6.46%    3.82% to   4.96% (b)
Gartmore GVIT Worldwide Leaders Fund - Class I
     2004 ....................  0.95% to 2.50%    1,993,649    11.57 to  8.76       22,767,882     0.00%   14.57% to  12.87%
     2003 ....................  0.95% to 2.50%    2,305,470    10.01 to  7.76       23,018,222     0.00%   34.77% to  32.61%
     2002 ....................  0.95% to 2.20%    3,092,482     5.54 to  7.63       22,647,345     1.21%  -27.44% to -26.10%
     2001 ....................  0.95% to 2.20%    3,514,002     7.59 to 10.34       35,384,282     1.76%  -20.84% to -19.59%
     2000 ....................  0.95% to 1.90%    3,553,915     9.62 to 12.87       44,601,063     0.91%  -13.89% to -11.79% (b)
Gartmore GVIT Worldwide Leaders Fund - Class III
     2004 ....................  0.95% to 2.40%      448,762    15.58 to 15.22        6,962,507     0.00%   14.57% to  12.99%
     2003 ....................  0.95% to 2.65%      430,617    13.60 to 13.45        5,839,397     0.00%   35.99% to  34.50% (a) (b)
Janus AS - Balanced Portfolio - Service Shares
     2004 ....................       1.25%            7,867        11.03                86,775     3.56%          6.94%
     2003 ....................       1.25%            1,744        10.31                17,988     0.00%          3.14%      (a) (b)
Janus AS - Capital Appreciation Portfolio - Service Shares
     2004 ....................  0.95% to 2.70%   29,018,242     7.32 to 10.22      240,430,077     0.02%   16.85% to  14.86%
     2003 ....................  0.95% to 2.70%   33,279,122     6.27 to  8.90      237,019,223     0.24%   19.09% to  16.98%
     2002 ....................  0.95% to 2.25%   38,006,657     5.06 to  8.02      228,220,423     0.30%  -18.27% to -16.73%
     2001 ....................  0.95% to 2.20%   45,531,568     6.17 to  9.68      331,633,875     0.87%  -23.91% to -22.58%
     2000 ....................  0.95% to 2.00%   40,005,824     8.10 to 12.59      378,790,232     1.40%  -19.43% to -18.36% (a) (b)
Janus AS - Global Technology Portfolio - Service II Shares
     2004 ....................  0.95% to 2.40%    2,038,707    10.35 to  9.95       20,914,190     0.00%   -0.12% to  -1.52%
     2003 ....................  0.95% to 2.40%    2,119,951    10.36 to 10.10       21,841,396     0.00%   45.74% to  43.58%
     2002 ....................  0.95% to 2.25%    1,620,570     7.03 to  7.11       11,490,667     0.00%  -29.66% to -28.90% (a) (b)
Janus AS - Global Technology Portfolio - Service Shares
     2004 ....................  0.95% to 2.45%   15,268,291     3.43 to  3.15       51,426,185     0.00%   -0.39% to  -1.84%
     2003 ....................  0.95% to 2.45%   18,787,902     3.44 to  3.21       63,696,571     0.00%   45.08% to  42.82%
     2002 ....................  0.95% to 2.20%   24,072,809     2.25 to  2.37       56,417,204     0.00%  -42.53% to -41.49%
     2001 ....................  0.95% to 2.20%   37,284,126     3.91 to  4.05      149,944,155     0.59%  -39.16% to -37.92%
     2000 ....................  0.95% to 2.00%   34,729,247     6.43 to  6.52      226,058,716     1.21%  -35.68% to -34.75% (a) (b)
Janus AS - International Growth Portfolio - Service II Shares
     2004 ....................  0.95% to 2.50%    4,947,582    12.16 to 11.66       59,657,128     0.84%   17.58% to  15.86%
     2003 ....................  0.95% to 2.50%    4,987,992    10.34 to 10.06       51,293,210     0.97%   33.27% to  31.14%
     2002 ....................  0.95% to 2.20%    3,951,071     7.67 to  7.76       30,585,952     0.39%  -23.27% to -22.41% (a) (b)
Janus AS - International Growth Portfolio - Service Shares
     2004 ....................  0.95% to 2.50%   14,665,587     7.16 to 11.56      122,981,313     0.79%   17.56% to  15.84%
     2003 ....................  0.95% to 2.50%   17,681,761     6.09 to  9.98      126,313,887     0.90%   33.26% to  31.12%
     2002 ....................  0.95% to 2.25%   22,978,097     4.40 to  7.95      123,326,217     0.59%  -27.71% to -26.46%
     2001 ....................  0.95% to 2.25%   33,201,893     6.06 to 10.88      243,618,255     0.69%  -25.52% to -24.16%
     2000 ....................  0.95% to 2.00%   29,890,055     8.13 to 14.44      290,088,960     7.16%  -19.01% to -17.99% (a) (b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
     2004 ....................  0.95% to 2.05%      355,509    14.22 to 13.96        5,037,861     1.76%   16.35% to  15.06%
     2003 ....................  0.95% to 2.35%       93,176    12.22 to 12.11        1,136,918     0.15%   22.24% to  21.13% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
     2004 ....................  0.95% to 2.55%    2,153,173  $ 11.41 to 11.29  $    24,534,399     0.00%    14.12% to 12.92% (a) (b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
     2004 ....................      1.25%            20,161        10.93               220,403     0.00%          7.62%
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
     2004 ....................  1.50% to 2.60%      425,670    10.76 to 10.44        4,537,608     0.00%   12.66% to  11.41%
     2003 ....................  1.50% to 2.60%      428,276     9.55 to  9.37        4,067,064     0.00%   34.56% to  33.06%
     2002 ....................  1.50% to 2.60%      187,101     7.04 to  7.10        1,324,318     0.00%  -29.57% to -29.04% (a) (b)
MFS/(R)/ VIT - New Discovery Series - Service Class
     2004 ....................  1.50% to 2.60%      201,354    10.27 to  9.96        2,048,276     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%      205,441     9.81 to  9.63        2,004,511     0.00%   31.43% to  29.97%
     2002 ....................  1.50% to 2.50%       55,031     7.42 to  7.47          409,770     0.00%  -25.83% to -25.32% (a) (b)
MFS/(R)/ VIT - Value Series - Service Class
     2004 ....................  1.50% to 2.60%      326,744    11.55 to 11.21        3,740,488     0.40%   13.10% to  11.84%
     2003 ....................  1.50% to 2.60%      330,815    10.22 to 10.03        3,360,300     0.17%   22.84% to  21.47%
     2002 ....................  1.50% to 2.60%      126,768     8.25 to  8.32        1,052,083     0.00%  -17.45% to -16.83% (a) (b)
Neuberger Berman AMT - Fasciano Portfolio - S Class
     2004 ....................  1.50% to 2.60%      134,690    13.33 to 12.94        1,780,981     0.00%   10.20% to   8.97%
     2003 ....................  1.50% to 2.60%      131,193    12.01 to 11.87        1,578,632     0.00%   23.19% to  21.81%
     2002 ....................  1.50% to 2.60%       33,884     9.75 to  9.82          331,753     0.00%   -2.53% to  -1.80% (a) (b)
Neuberger Berman AMT - Focus Portfolio - S Class
     2004 ....................  1.50% to 2.60%       45,622    21.37 to 20.74          963,014     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%       48,070    20.43 to 20.05          974,606     0.00%   87.75% to  85.66%
     2002 ....................  1.50% to 2.60%       10,974    10.80 to 10.88          118,987     0.00%    7.98% to   8.80% (a) (b)
Neuberger Berman AMT - Guardian Portfolio - I Class
     2004 ....................  0.95% to 2.40%    7,395,161    16.62 to 10.72      114,487,471     0.12%   14.71% to  13.13%
     2003 ....................  0.95% to 2.40%    8,232,006    14.49 to  9.47      111,415,197     0.86%   30.51% to  28.56%
     2002 ....................  0.95% to 2.25%    8,581,564     6.81 to 11.10       89,348,086     0.74%  -28.20% to -27.15%
     2001 ....................  0.95% to 2.25%    8,329,535     9.47 to 15.24      120,350,763     0.40%   -3.80% to  -2.45%
     2000 ....................  0.95% to 1.80%    5,437,338     9.89 to 15.62       82,601,518     0.48%   -0.68% to   1.70% (b)
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    4,141,923    10.02 to  9.78       41,675,796     4.72%   -0.18% to  -1.59%
     2003 ....................  0.95% to 2.20%    2,341,639    10.04 to  9.95       23,684,746     7.44%    0.36% to  -0.49% (a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.65%   12,187,318    17.22 to  9.53      186,500,405     0.00%   15.20% to  13.31%
     2003 ....................  0.95% to 2.65%   13,310,419    14.95 to  8.41      177,287,825     0.00%   26.86% to  24.63%
     2002 ....................  0.95% to 2.25%   13,997,826     4.21 to 11.78      147,934,257     0.00%  -31.31% to -30.01%
     2001 ....................  0.95% to 2.25%   16,244,793     6.09 to 16.84      248,709,387     0.00%  -26.64% to -25.37%
     2000 ....................  0.95% to 2.00%   13,579,156    13.50 to 22.56      285,075,146     0.00%  -17.27% to  -8.34% (a)
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    9,929,548    12.65 to 11.06      130,061,644     0.01%   17.85% to  16.28%
     2003 ....................  0.95% to 2.40%   10,120,850    10.74 to  9.49      112,336,089     0.00%   33.81% to  31.83%
     2002 ....................  0.95% to 2.20%    9,838,338     6.58 to  9.04       81,171,261     0.59%  -25.98% to -24.86%
     2001 ....................  0.95% to 2.20%   10,900,243     8.87 to 12.05      119,317,746     0.37%   -5.14% to  -3.76%
     2000 ....................  0.95% to 1.90%   10,654,857     9.41 to 12.54      120,163,492     0.74%   -1.00% to   1.08% (b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
     2004 ....................  0.95% to 2.20%      119,039    11.31 to 11.22        1,430,368     0.00%   13.12% to  12.17% (a) (b)
Oppenheimer Aggressive Growth Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   16,225,604    12.19 to 10.15      215,497,732     0.00%   18.64% to  16.63%
     2003 ....................  0.95% to 2.70%   18,042,331    10.28 to  8.70      201,857,509     0.00%   24.40% to  22.18%
     2002 ....................  0.95% to 2.25%   18,771,046     6.60 to 10.21      168,831,018     0.68%  -29.85% to -28.48%
     2001 ....................  0.95% to 2.20%   22,119,714     9.35 to 14.29      277,146,600     0.94%  -33.27% to -31.93%
     2000 ....................  0.95% to 1.95%   22,357,402    14.00 to 21.03      407,410,310     0.00%  -23.80% to -12.08% (a)
Oppenheimer Capital Appreciation Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   32,989,279    14.42 to 10.49      483,179,895     0.31%    5.92% to   4.12%
     2003 ....................  0.95% to 2.70%   34,255,234    13.62 to 10.07      474,551,297     0.37%   29.70% to  27.39%
     2002 ....................  0.95% to 2.25%   34,239,324     5.94 to 11.45      366,481,742     0.60%  -28.93% to -27.55%
     2001 ....................  0.95% to 2.25%   33,328,767     8.31 to 15.83      493,623,497     0.59%  -15.02% to -13.41%
     2000 ....................  0.95% to 1.95%   25,624,577    12.49 to 18.31      437,642,495     0.10%   -2.74% to  -1.17% (a)
Oppenheimer Capital Appreciation Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      733,839    10.61 to 10.29        7,717,903     0.22%    5.02% to   3.84%
     2003 ....................  1.50% to 2.60%      724,583    10.10 to  9.91        7,279,334     0.28%   28.73% to  27.29%
     2002 ....................  1.50% to 2.60%      357,291     7.79 to  7.85        2,797,449     0.00%  -22.12% to -21.53% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Oppenheimer Global Securities Fund/VA - Class 3
     2004 ....................  0.95% to 2.65%   10,678,196  $ 16.84 to 16.39  $   178,971,646    1.09%    18.06% to  16.16%
     2003 ....................  0.95% to 2.65%    7,189,189    14.26 to 14.11      102,340,129    0.00%    42.62% to  41.07% (a) (b)
Oppenheimer Global Securities Fund/VA - Initial Class
     2004 ....................  0.95% to 2.85%   16,374,164    10.72 to 15.28      191,319,125    1.23%    18.03% to  15.90%
     2003 ....................  0.95% to 2.85%   19,398,205     9.08 to 13.19      192,522,627    0.96%    41.66% to  38.92%
     2002 ....................  0.95% to 2.40%   26,384,682     6.19 to 10.02      185,709,706    0.48%   -24.41% to -22.88%
     2001 ....................  0.95% to 2.25%   15,482,090     8.13 to 13.06      144,367,444    0.48%   -14.49% to -12.88%
     2000 ....................  0.95% to 1.80%    4,293,663     9.48 to 15.07       46,647,108    0.00%    -5.30% to  -4.62% (a) (b)
Oppenheimer Global Securities Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      565,069    12.68 to 12.30        7,094,421    1.10%    17.10% to  15.79%
     2003 ....................  1.50% to 2.60%      655,617    10.83 to 10.62        7,054,981    0.70%    40.72% to  39.15%
     2002 ....................  1.50% to 2.60%      458,129     7.64 to  7.69        3,515,564    0.00%   -23.65% to -23.07% (a) (b)
Oppenheimer High Income Fund/VA - Service Class
     2004 ....................      1.25%             9,185        11.08               101,746    0.35%         7.37%
Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
     2004 ....................  0.95% to 2.65%   32,018,278    11.29 to  9.59      383,272,912    0.84%     8.42% to  6.64%
     2003 ....................  0.95% to 2.65%   36,088,504    10.41 to  8.99      399,297,369    0.89%    25.52% to  23.34%
     2002 ....................  0.95% to 2.25%   35,365,474     6.25 to  9.56      311,700,007    0.76%   -21.00% to -19.57%
     2001 ....................  0.95% to 2.25%   35,201,321     7.87 to 11.91      385,779,153    0.52%   -12.45% to -11.02%
     2000 ....................  0.95% to 2.00%   27,040,315     9.64 to 13.40      330,463,265    0.28%   -10.51% to  -9.61% (a) (b)
Oppenheimer Main Street Fund/(R)/ /VA - Service Class
     2004 ....................  1.50% to 2.60%      862,728    10.77 to 10.45        9,221,380    0.69%     7.51% to   6.31%
     2003 ....................  1.50% to 2.60%      853,327    10.02 to  9.83        8,506,949    0.76%    24.54% to  23.15%
     2002 ....................  1.50% to 2.60%      337,974     7.98 to  8.04        2,713,291    0.00%   -20.16% to -19.56% (a) (b)
Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class
     2004 ....................      1.25%             4,053         12.13               49,145    0.00%         17.69%
     2003 ....................      1.25%               228         10.30                2,349    0.00%          3.03%       (a) (b)
Oppenheimer Strategic Bond Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      398,799    12.66 to 12.29        5,008,223    4.92%     6.81% to   5.62%
     2003 ....................  1.50% to 2.60%      444,295    11.86 to 11.64        5,241,337    3.79%    15.40% to  14.11%
     2002 ....................  1.50% to 2.60%       88,463    10.20 to 10.27          906,399    0.00%     1.97% to   2.73% (a) (b)
Putnam VT Growth & Income Fund - IB Shares
     2004 ....................      1.25%             1,598         11.69               18,688    0.00%          9.72%
Strong Opportunity Fund II, Inc. - Investor Class
     2004 ....................  0.95% to 2.70%   19,567,386    10.78 to 12.42      220,663,748    0.00%    17.10% to  15.15%
     2003 ....................  0.95% to 2.70%   21,393,485     9.21 to 10.78      206,907,437    0.08%    35.71% to  33.28%
     2002 ....................  0.95% to 2.25%   21,318,993     6.56 to  8.50      151,933,095    0.45%   -28.86% to -27.51%
     2001 ....................  0.95% to 2.25%   16,359,581     9.16 to 11.78      163,544,166    0.67%    -6.18% to  -4.62%
     2000 ....................  0.95% to 1.75%    3,695,486     9.74 to 12.38       39,322,799    0.00%    -2.63% to  -1.85% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
     2004 ....................  0.95% to 2.05%      908,023    12.65 to 12.56       11,466,172    0.00%    26.48% to  25.57% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    2,577,130    11.70 to 19.67       39,447,879    0.64%    24.70% to  23.16%
     2003 ....................  0.95% to 2.30%    4,165,438     9.38 to 15.97       51,636,455    0.18%    52.73% to  50.68%
     2002 ....................  0.95% to 2.20%    4,715,758     6.11 to 13.42       38,558,378    0.22%    -5.21% to  -3.82%
     2001 ....................  0.95% to 2.20%    5,140,281     6.36 to 13.97       43,776,940    0.00%    -4.43% to  -2.75%
     2000 ....................  0.95% to 1.95%    3,907,642     6.55 to 14.39       32,283,680    0.00%   -43.76% to -42.42% (a)
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
     2004 ....................  0.95% to 2.40%    1,131,969    12.50 to 12.39       14,137,698    0.00%    25.05% to  23.88% (a) (b)
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    1,848,191    12.23 to 18.00       27,183,400    0.43%    23.05% to  21.53%
     2003 ....................  0.95% to 2.55%    2,984,906     9.96 to 14.65       36,038,095    0.33%    43.70% to  41.41%
     2002 ....................  0.95% to 2.20%    2,012,923     6.90 to 11.83       17,167,415    0.68%    -5.33% to  -3.76%
     2001 ....................  0.95% to 1.90%    1,232,877     7.17 to 12.32       11,026,142    0.98%   -12.52% to -11.30%
     2000 ....................  0.95% to 1.85%    1,025,479     8.09 to 13.92        9,748,397    0.88%     7.96% to  10.35% (a)
Van Kampen LIT - Comstock Portfolio - Class II
     2004 ....................  1.50% to 2.60%    1,625,539    11.99 to 11.63       19,291,848    0.75%    15.67% to  14.38%
     2003 ....................  1.50% to 2.60%    1,531,792    10.36 to 10.17       15,774,769    0.63%    28.81% to  27.37%
     2002 ....................  1.50% to 2.60%      573,556     7.99 to  8.05        4,601,870    0.00%   -20.15% to -19.55% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Van Kampen LIT - Emerging Growth Portfolio - Class II
     2004 ....................  1.50% to 2.60%      302,950  $  9.56 to  9.28  $     2,865,969    0.00%     5.18% to   4.00%
     2003 ....................  1.50% to 2.60%      301,195     9.09 to  8.92        2,720,109    0.00%    25.13% to  23.74%
     2002 ....................  1.50% to 2.60%      124,303     7.21 to  7.26          900,847    0.00%   -27.90% to -27.36% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
     2004 ....................  1.50% to 2.45%       27,302    10.37 to 10.20          282,081    5.05%     2.51% to   1.52%
     2003 ....................  1.50% to 2.05%       14,916    10.11 to 10.08          150,667    0.07%     1.13% to   0.76% (a) (b)
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
     2004 ....................  0.95% to 2.40%    1,923,815    17.03 to 22.16       39,415,803    6.36%     9.02% to   7.48%
     2003 ....................  0.95% to 2.45%    3,277,139    15.62 to 20.57       63,486,350    0.00%    26.65% to  24.83%
     2002 ....................  0.95% to 2.25%    2,957,540    12.27 to 18.89       45,084,271    9.57%     6.64% to   8.18%
     2001 ....................  0.95% to 2.20%    1,489,717    11.36 to 17.49       20,064,521    9.54%     7.59% to   9.05%
     2000 ....................  0.95% to 1.80%    1,404,273    10.42 to 16.06       17,291,284   14.68%     9.39% to  10.33%
Van Kampen UIF - Mid Cap Growth Portfolio - Class I
     2004 ....................  0.95% to 2.25%    3,445,048     6.97 to  9.54       25,755,104    0.00%    20.44% to  18.98%
     2003 ....................  0.95% to 2.25%    3,202,235     5.79 to  8.02       20,243,245    0.00%    40.42% to  38.56%
     2002 ....................  0.95% to 2.20%    2,485,863     3.98 to  5.95       11,023,512    0.00%   -32.82% to -31.81%
     2001 ....................  0.95% to 2.20%    2,212,771     5.92 to  8.78       15,015,187    0.00%   -31.07% to -29.99%
     2000 ....................  0.95% to 1.80%      829,289     8.59 to 12.63        7,776,467    0.00%   -14.31% to -13.66% (a) (b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
     2004 ....................  0.95% to 2.85%   14,131,924    21.62 to 22.14      325,936,456    1.46%    35.10% to  32.66%
     2003 ....................  0.95% to 2.85%   13,455,607    16.00 to 16.69      229,964,262    0.00%    36.21% to  33.66%
     2002 ....................  0.95% to 2.60%   12,444,223    11.69 to 13.80      156,001,009    3.80%    -3.58% to  -1.73%
     2001 ....................  0.95% to 2.25%    7,976,411    11.90 to 14.08      101,307,071    4.43%     6.99% to   8.79%
     2000 ....................  0.95% to 1.85%    5,684,629    10.95 to 12.97       65,598,414   30.00%     3.80% to  23.30% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
     2004 ....................  0.95% to 2.15%    1,705,072    10.85 to 10.09       17,971,207    0.54%     8.62% to   7.40%
     2003 ....................  0.95% to 2.15%    1,957,002     9.99 to  9.40       19,073,759    0.34%    33.69% to  32.05%
     2002 ....................  0.95% to 1.70%    1,999,385     7.12 to  7.47       14,643,829    0.57%   -25.15% to -24.17%
     2001 ....................  0.95% to 1.85%    1,904,812     9.47 to  9.85       18,485,547    0.45%    -2.00% to  -0.64%
     2000 ....................  0.95% to 1.70%    1,212,730     9.69 to  9.91       11,900,334    0.88%    -2.76% to  -0.86% (b)
Initial Funding by Depositor
     2003 ....................      0.00%           100,000        10.37             1,037,146    0.34%         34.97%
     2002 ....................      0.00%           100,000         7.68               768,437    0.57%        -23.00%
     2001 ....................      0.00%           100,000        10.04             1,003,746    0.45%          0.32%
     2000 ....................      0.00%           100,000        10.01             1,000,543    0.88%         -1.14%
Victory VIF - Investment Quality Bond Fund Class A Shares
     2003 ....................  1.20% to 1.65%       65,051    12.32 to 12.07          801,000    1.81%    -0.34% to  -0.80%
     2002 ....................  1.20% to 1.65%       76,741    12.17 to 12.36          948,193    3.93%     7.40% to   7.89%
     2001 ....................  1.20% to 1.65%       99,584    11.33 to 11.46        1,140,757    4.71%     4.72% to   5.20%
     2000 ....................  1.20% to 1.65%      105,233    10.82 to 10.89        1,146,117    6.15%     9.20% to   9.70%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         13.05            1,304,876    1.81%          0.87%
     2002 ....................      0.00%           100,000         12.94            1,293,627    3.98%          9.00%
     2001 ....................      0.00%           100,000         11.85            1,184,653    4.71%          6.49%
     2000 ....................      0.00%           100,000         11.12            1,112,472    6.15%         11.02%
Victory VIF - Small Company Opportunity Fund Class A Shares
     2003 ....................  0.95% to 2.05%      139,791    12.75 to 12.77        1,823,390    0.03%    29.46% to  28.04%
     2002 ....................  0.95% to 1.65%      146,933     9.79 to 10.27        1,487,367    0.26%    -7.10% to  -6.05%
     2001 ....................  0.95% to 1.70%      141,148    10.45 to 10.96        1,534,718    0.26%    -8.22% to  -7.11%
     2000 ....................  0.95% to 1.70%       95,770    11.28 to 11.83        1,128,678    0.55%    11.96% to  19.53%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         14.00            1,400,366    0.03%         30.70%
     2002 ....................      0.00%           100,000         10.71            1,071,462    0.26%         -5.00%
     2001 ....................      0.00%           100,000         11.30            1,129,641    0.26%         -6.21%
     2000 ....................      0.00%           100,000         12.04            1,204,437    0.55%         20.97%
W & R Target Funds, Inc. - Asset Strategy Portfolio
     2004 ....................  0.95% to 2.50%   12,509,904    11.74 to 10.82      144,706,783    1.39%    12.22% to  10.57%
     2003 ....................  0.95% to 2.50%   11,476,467    10.46 to  9.79      118,673,742    1.31%    10.42% to   8.76%
     2002 ....................  0.95% to 2.25%    8,461,395     9.00 to  9.47       79,519,856    2.02%     0.75% to   2.30%
     2001 ....................  0.95% to 2.10%    4,760,507     8.93 to  9.26       43,898,837    4.60%   -12.00% to -10.33% (b)
     2000 ....................  0.95% to 1.40%        1,854    10.38 to 10.38           19,241    0.00%     3.75% to   3.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Balanced Portfolio
     2004 ....................  0.95% to 2.40%    9,573,904  $ 11.02 to 10.40    $ 104,023,435    1.52%     7.90% to   6.43%
     2003 ....................  0.95% to 2.40%    8,746,952    10.21 to  9.77       88,346,309    0.78%    17.96% to  16.30%
     2002 ....................  0.95% to 2.25%    6,794,609     8.29 to  8.65       58,373,099    2.08%   -10.59% to  -9.28%
     2001 ....................  0.95% to 2.10%    4,847,216     9.28 to  9.54       46,069,854    4.84%    -8.17% to  -6.84%
     2000 ....................      0.95%               476        10.24                 4,873    0.00%         2.37%        (a) (b)
W & R Target Funds, Inc. - Bond Portfolio
     2004 ....................  0.95% to 2.45%    8,199,654    12.48 to 11.76      100,979,352    4.15%     2.89% to   1.40%
     2003 ....................  0.95% to 2.50%    8,824,865    12.13 to 11.24      105,941,161    4.68%     3.19% to   1.66%
     2002 ....................  0.95% to 2.25%    8,643,298    11.06 to 11.75      100,850,579    5.30%     6.34% to   7.94%
     2001 ....................  0.95% to 2.10%    5,069,211    10.40 to 10.89       54,987,972    9.19%     3.96% to   6.45% (a)
     2000 ....................      0.95%             1,184        10.23                12,107    0.00%          2.25%       (a) (b)
W & R Target Funds, Inc. - Core Equity Portfolio
     2004 ....................  0.95% to 2.50%   30,602,270     8.43 to  7.95      254,008,204    0.62%     8.53% to   6.94%
     2003 ....................  0.95% to 2.50%   31,339,819     7.77 to  7.43      240,491,705    0.79%    16.15% to  14.36%
     2002 ....................  0.95% to 2.25%   28,039,884     6.48 to  6.69      185,915,974    0.59%   -23.62% to -22.38%
     2001 ....................  0.95% to 2.10%   21,221,006     8.48 to  8.61      182,011,050    0.45%   -16.96% to -14.59% (b)
     2000 ....................  0.95% to 1.40%        1,978    10.21 to 10.22           20,210    0.00%     2.14% to   2.18% (a) (b)
W & R Target Funds, Inc. - Dividend Income Portfolio
     2004 ....................  0.95% to 2.10%      652,179    10.91 to 10.74        7,083,332    1.22%     9.08% to   8.24% (a) (b)
W & R Target Funds, Inc. - Growth Portfolio
     2004 ....................  0.95% to 2.50%   38,640,684     8.35 to  8.05      317,807,882    0.28%     2.33% to   0.82%
     2003 ....................  0.95% to 2.50%   37,406,072     8.16 to  7.98      301,609,039    0.00%    21.89% to  20.02%
     2002 ....................  0.95% to 2.25%   27,861,661     6.49 to  6.71      185,008,498    0.01%   -23.28% to -22.05%
     2001 ....................  0.95% to 2.10%   20,170,887     8.45 to  8.71      172,511,745    1.74%   -16.41% to -12.95% (b)
     2000 ....................  0.95% to 1.40%        1,408    10.12 to 10.12           14,250    0.00%     1.17% to   1.21% (a) (b)
W & R Target Funds, Inc. - High Income Portfolio
     2004 ....................  0.95% to 2.50%    6,254,780    13.65 to 12.75       84,264,071    7.08%     8.82% to   7.22%
     2003 ....................  0.95% to 2.45%    5,707,409    12.54 to 11.99       70,865,343    8.31%    18.60% to  16.91%
     2002 ....................  0.95% to 2.25%    4,689,184    10.21 to 10.57       49,233,726    9.88%    -4.28% to  -2.95%
     2001 ....................  0.95% to 2.10%    2,785,585    10.68 to 10.90       30,247,046   18.27%     6.74% to   8.14%
W & R Target Funds, Inc. - International II Portfolio
     2004 ....................  0.95% to 2.15%      635,691    11.95 to 12.99        7,915,954    1.90%    19.46% to  18.55% (a) (b)
W & R Target Funds, Inc. - International Portfolio
     2004 ....................  0.95% to 2.45%    7,335,175     8.85 to  8.33       63,897,239    0.65%    12.92% to  11.35%
     2003 ....................  0.95% to 2.45%    7,134,038     7.84 to  7.48       55,194,400    1.70%    23.71% to  21.87%
     2002 ....................  0.95% to 2.25%    5,665,413     6.10 to  6.34       35,568,274    0.51%   -20.07% to -18.93%
     2001 ....................  0.95% to 1.95%    3,898,537     7.70 to  7.82       30,328,901    8.48%   -24.04% to -22.98%
     2000 ....................      0.95%               258        10.15                 2,618    0.00%          1.47%       (a) (b)
W & R Target Funds, Inc. - Limited-Term Bond Portfolio
     2004 ....................  0.95% to 2.45%    4,015,932    11.78 to 11.10       46,637,192    2.83%     0.65% to  -0.82%
     2003 ....................  0.95% to 2.45%    3,743,944    11.70 to 11.19       43,351,583    3.65%     2.18% to   0.70%
     2002 ....................  0.95% to 2.25%    1,955,961    10.95 to 11.46       22,241,784    3.73%     3.03% to   4.43%
     2001 ....................  0.95% to 1.85%      484,968    10.82 to 10.97        5,299,679    7.25%     6.78% to   8.17%
W & R Target Funds, Inc. - Micro Cap Growth Portfolio
     2004 ....................  0.95% to 2.05%      184,067    11.21 to 10.82        2,035,271    0.00%    12.05% to  11.21% (a) (b)
W & R Target Funds, Inc. - Money Market Portfolio
     2004 ....................  0.95% to 2.40%    2,454,823    10.25 to  9.67       24,753,393    0.67%    -0.26% to  -1.67%
     2003 ....................  0.95% to 2.30%    2,707,827    10.28 to  9.87       27,477,578    0.60%    -0.44% to  -1.74%
     2002 ....................  0.95% to 2.10%    3,366,596    10.03 to 10.32       34,463,317    1.10%    -1.18% to   0.18%
     2001 ....................  0.95% to 1.85%    3,142,411    10.16 to 10.30       32,231,631    2.99%     1.27% to   2.60%
W & R Target Funds, Inc. - Mortgage Securities Portfolio
     2004 ....................  0.95% to 1.95%      226,204    10.23 to 10.36        2,332,148    3.85%     2.31% to   1.89% (a) (b)
W & R Target Funds, Inc. - Real Estate Securities Portfolio
     2004 ....................  0.95% to 2.05%      541,343    12.40 to 13.09        6,915,677    1.05%    23.96% to  23.43% (a) (b)
W & R Target Funds, Inc. - Science & Technology Portfolio
     2004 ....................  0.95% to 2.50%   12,706,625     9.48 to  9.69      118,653,046    0.00%    15.15% to  13.49%
     2003 ....................  0.95% to 2.50%   11,425,184     8.24 to  8.54       92,939,816    0.00%    29.22% to  27.26%
     2002 ....................  0.95% to 2.25%    8,398,696     6.18 to  6.77       53,064,578    0.00%   -25.91% to -24.71%
     2001 ....................  0.95% to 2.10%    5,720,321     8.33 to  9.09       48,199,948    1.00%   -14.06% to  -9.07% (a) (b)
     2000 ....................  0.95% to 1.40%          607     9.70 to  9.70            5,888    0.00%    -3.03% to  -3.00% (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Small Cap Growth Portfolio
     2004 ....................  0.95% to 2.50%   13,698,218  $ 11.55 to 11.28  $   155,868,547     0.00%   13.21% to  11.57%
     2003 ....................  0.95% to 2.50%   13,190,389    10.20 to 10.11      132,974,855     0.00%   34.48% to  32.47%
     2002 ....................  0.95% to 2.25%   11,801,501     7.36 to  7.70       88,746,066     0.00%  -23.76% to -22.53%
     2001 ....................  0.95% to 2.10%    7,778,767     9.64 to 10.04       75,839,555     0.00%   -4.27% to   0.42% (b)
     2000 ....................       0.95%              265         10.08                2,671     0.00%         0.79%       (a) (b)
W & R Target Funds, Inc. - Small Cap Value Portfolio
     2004 ....................  0.95% to 2.15%      631,627    11.27 to 12.15        7,397,736     0.00%   12.66% to  11.79% (a) (b)
W & R Target Funds, Inc. - Value Portfolio
     2004 ....................  0.95% to 2.45%   11,755,346    12.34 to 11.70      143,146,407     1.13%   13.61% to  12.03%
     2003 ....................  0.95% to 2.45%    9,899,433    10.86 to 10.44      106,447,898     0.65%   23.92% to  22.11%
     2002 ....................  0.95% to 2.25%    6,694,479     8.56 to  8.77       58,308,075     0.96%  -14.77% to -13.53%
     2001 ....................  0.95% to 2.10%    3,616,179    10.04 to 10.14       36,567,886     0.77%    0.42% to   1.38% (a) (b)
                                                                               ---------------

2004 Reserves for annuity contracts in payout phase: ........................       61,993,592
                                                                               ---------------
2004 Contract owners' equity ................................................  $15,697,256,439
                                                                               ===============
2003 Reserves for annuity contracts in payout phase: ........................       47,547,289
                                                                               ---------------
2003 Contract owners' equity ................................................  $14,967,347,100
                                                                               ===============
2002 Reserves for annuity contracts in payout phase: ........................       23,780,019
                                                                               ---------------
2002 Contract owners' equity ................................................  $11,867,051,526
                                                                               ===============
2001 Reserves for annuity contracts in payout phase: ........................       16,381,840
                                                                               ---------------
2001 Contract owners' equity ................................................  $12,948,274,792
                                                                               ===============
2000 Reserves for annuity contracts in payout phase: ........................        6,547,280
                                                                               ---------------
2000 Contract owners' equity ................................................  $10,938,492,289
                                                                               ===============

      * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
    *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                           Nationwide Variable Account-9:

                               Report of Independent Registered Public
                               Accounting Firm.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                               Statements of Operations for the year ended
                               December 31, 2004.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:


                               Report of Independent Registered Public
                               Accounting Firm.

                               Consolidated Balance Sheets as of December
                               31, 2004 and 2003.

                               Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (5) Variable Annuity Application - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Arden L. Shisler, Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Mark R. Thresher, President and Chief Operating Officer
         Patricia R. Hatler, Executive Vice President and Chief Legal and
            Governance Officer
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         J. Stephen Baine, Senior Vice President-Corporate Strategy
         James R. Burke, Senior Vice President-P/C Strategic Planning and
            Operations
         David A. Diamond, Senior Vice President
         Thomas W. Dietrich, Senior Vice President-Division General Counsel Dennis P. Drent, Senior Vice President-Internal Audits
         Peter A. Golato, Senior Vice President-Individual Protection Business
            Head
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-PC Finance
         David K. Hollingsworth, Senior Vice President-PCIO Brokerage Operations
            & Sponsor Relations
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Non-Affiliated Sales
         M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy and Urban
            Operations
         Duane C. Meek, Senior Vice President-Group Business Head
         Keith I. Millner, Senior Vice President-In Retirement Business Head Brian W. Nocco, Senior Vice President and Treasurer
         R. Dennis Noice, Senior Vice President-NF Systems
         Mark D. Phelan, Senior Vice President-Individual Investments Business
            Head
         Steven P. Rothman, Senior Vice President-IT Strategy and Solutions
            Delivery
         Gary I. Siroko, Senior Vice President-CIO Strategic Investments
         John S. Skubik, Senior Vice President-Consumer Finance
         Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy
            Management
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary Joseph A. Alutto, Director
         James G. Brocksmith, Jr., Director
         Keith W. Eckel, Director
         Lydia M. Marshall, Director
         Donald L. McWhorter, Director
         Martha James Miller de Lombera, Director
         David O. Miller, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Alex Shumate, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2005 was 6,113 and 9,147 respectively.


Item 28.       INDEMNIFICATION

               Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VL Separate Account-G
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-2
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-7                                 Nationwide VLI Separate Account-5
    Nationwide Variable Account-8                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-9                                 Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C


(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS


              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable


Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:


We consent to the use of our reports for Nationwide Variable Account-9 dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-53023). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.





KPMG LLP

Columbus, Ohio
April 28, 2005

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of June, 2005.


                NATIONWIDE VARIABLE ACCOUNT-9
---------------------------------------------------------------
                     (Registrant)

               NATIONWIDE LIFE INSURANCE COMPANY
---------------------------------------------------------------
                       (Depositor)

                By /s/ JAMIE RUFF CASTO, ESQ.
---------------------------------------------------------------
                    Jamie Ruff Casto, Esq.



As required by the Securities Act of 1933, Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of June, 2005.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
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Alex Shumate, Director

                                                                                         By /s/ JAMIE RUFF CASTO
                                                                          ------------------------------------------------------
                                                                                            Jamie Ruff Casto
                                                                                            Attorney-in-Fact
